                                                               File Nos. 2-98772
                                                                        811-4347

              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
                                 ON MAY 1, 2002

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.                         / /

                                 --                      --


     Post-Effective Amendment No. 64                     /X/
                                  --                     --


REGISTRATION STATEMENT UNDER THE INVESTMENT
     COMPANY ACT OF 1940


Amendment No. 77                                         /X/
              --                                         --


                                   GMO TRUST

               (Exact Name of Registrant as Specified in Charter)

                  40 Rowes Wharf, Boston, Massachusetts 02110
                    (Address of principal executive offices)

                                  617-330-7500
              (Registrant's telephone number, including area code)

                                with a copy to:

         R. Jeremy Grantham                       J.B. Kittredge, Esq.
              GMO Trust                              Ropes & Gray
           40 Rowes Wharf                        One International Place
    Boston, Massachusetts 02110               Boston, Massachusetts 02110
                    (Name and address of agents for service)


It is proposed that this filing will become effective:

     / / Immediately upon filing pursuant to paragraph (b), or

     /X/ 60 days after filing pursuant to paragraph (a)(1), or


     / / On              , pursuant to paragraph (b), or
            -------------
     / / 75 days after filing pursuant to paragraph (a)(2), of Rule 485.



No information contained herein is intended to amend or supersede any prior filing relating to any other Series of the GMO Trust.


================================================================================

GMO TRUST                                                             Prospectus


                                                                   June 30, 2002


GMO TRUST OFFERS A BROAD SELECTION
OF INVESTMENT ALTERNATIVES TO INVESTORS.

U.S. EQUITY FUNDS

- U.S. Core Fund
- Tobacco-Free Core Fund
- Value Fund
- Intrinsic Value Fund
- Growth Fund
- Small Cap Value Fund
- Small Cap Growth Fund
- REIT Fund
- Tax-Managed U.S. Equities Fund
- Tax-Managed Small Companies Fund

FIXED INCOME FUNDS
- Domestic Bond Fund
- Core Plus Bond Fund
- International Bond Fund
- Currency Hedged International Bond Fund
- Global Bond Fund
- Emerging Country Debt Fund
- Short-Term Income Fund
- Global Hedged Equity Fund
- Inflation Indexed Bond Fund
- Emerging Country Debt Share Fund

INTERNATIONAL EQUITY FUNDS
- International Disciplined Equity Fund
- International Intrinsic Value Fund
- International Growth Fund
- Currency Hedged International Equity Fund
- Foreign Fund
- Foreign Small Companies Fund
- International Small Companies Fund
- Emerging Markets Fund

- Emerging Countries Fund

- Asia Fund
- Tax-Managed International Equities Fund

ASSET ALLOCATION FUNDS
- International Equity Allocation Fund
- World Equity Allocation Fund
- Global (U.S.+) Equity Allocation Fund
- Global Balanced Allocation Fund
- U.S. Sector Fund

Information about other funds offered by GMO Trust is contained in separate prospectuses.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
40 ROWES WHARF - BOSTON, MASSACHUSETTS 02110

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
FUND OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES.........     1
  U.S. Equity Funds.........................................     2
     U.S. Core Fund.........................................     2
     Tobacco-Free Core Fund.................................     4
     Value Fund.............................................     6
     Intrinsic Value Fund...................................     8
     Growth Fund............................................    10
     Small Cap Value Fund...................................    12
     Small Cap Growth Fund..................................    14
     REIT Fund..............................................    16
     Tax-Managed U.S. Equities Fund.........................    18
     Tax-Managed Small Companies Fund.......................    20
  International Equity Funds................................    22
     International Disciplined Equity Fund..................    22
     International Intrinsic Value Fund.....................    24
     International Growth Fund..............................    26
     Currency Hedged International Equity Fund..............    28
     Foreign Fund...........................................    30
     Foreign Small Companies Fund...........................    32
     International Small Companies Fund.....................    34
     Emerging Markets Fund..................................    36
     Emerging Countries Fund................................    38
     Asia Fund..............................................    40
     Tax-Managed International Equities Fund................    42
  Fixed Income Funds........................................    44
     Domestic Bond Fund.....................................    44
     Core Plus Bond Fund....................................    46
     International Bond Fund................................    48
     Currency Hedged International Bond Fund................    50
     Global Bond Fund.......................................    52
     Emerging Country Debt Fund.............................    54
     Short-Term Income Fund.................................    56
     Global Hedged Equity Fund..............................    58
     Inflation Indexed Bond Fund............................    60
     Emerging Country Debt Share Fund.......................    62
  Asset Allocation Funds....................................    64
     International Equity Allocation Fund...................    64
     World Equity Allocation Fund...........................    66
     Global (U.S.+) Equity Allocation Fund..................    68
     Global Balanced Allocation Fund........................    70
     U.S. Sector Fund.......................................    72
SUMMARY OF PRINCIPAL RISKS..................................    74
MANAGEMENT OF THE TRUST.....................................    80
DETERMINATION OF NET ASSET VALUE............................    81
HOW TO PURCHASE SHARES......................................    82
HOW TO REDEEM SHARES........................................    83
MULTIPLE CLASSES............................................    84
DISTRIBUTIONS AND TAXES.....................................    85
FINANCIAL HIGHLIGHTS........................................    87
INVESTMENT BY CERTAIN FUNDS IN GMO ALPHA LIBOR FUND.........   108
ADDITIONAL INFORMATION..................................back cover
SHAREHOLDER INQUIRIES...................................back cover
DISTRIBUTOR.............................................back cover

                                  SUMMARIES OF
              FUND OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES


     The following summaries describe each Fund's investment objective and principal investment strategies. Each Fund may make other investments and engage in other investment strategies that are not specifically described in the summaries. More information about each Fund's possible investments and strategies is set forth in the Statement of Additional Information. See the back cover of this Prospectus for information about how to receive the Statement of Additional Information. Unless described as fundamental in this Prospectus or in the Statement of Additional Information, each Fund's investment objective and policies may be changed by the Fund's Board of Trustees without shareholder approval. The investment objectives of the U.S. Core Fund, Value Fund, Growth Fund, Short-Term Income Fund and the International Intrinsic Value Fund are fundamental.


     In many of the Fund summaries that follow, it is noted that a particular Fund will "invest primarily in" a particular type of securities or other assets. Investors should understand that this Prospectus uses the word "invest" to mean not only direct investment in a particular asset but also indirect investment in or exposure to the asset through the use of derivatives and related instruments or through other Funds of the Trust.


     Investing in mutual funds involves risk. Each Fund is subject to certain risks based on the types of investments in the Fund's portfolio and on the investment strategies the Fund employs. Investors should refer to the SUMMARY OF PRINCIPAL RISKS at page 74 of this Prospectus for a discussion of the principal risks of investing in the Funds. See the Statement of Additional Information for additional information about the risks of specific Fund investments and strategies. Funds described in this Prospectus may not be available for purchase in all states. This Prospectus is not an offering in any state where an offering may not lawfully be made.



It is important for you to note:



     - You may lose money on an investment in a Fund.



     - An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



     - By itself, no Fund constitutes a complete investment program.

                               U.S. EQUITY FUNDS
 GMO U.S. CORE FUND
Fund Inception Date: 9/18/85


                                                                            FUND CODES
                                                              --------------------------------------
                                                                         Ticker  Symbol     Cusip
                                                                         ------  ------  -----------
                                                              Class II   GMTWX   USCore  362007 80 9
                                                              Class III  GMCTX   USCore  362007 88 2
                                                              Class IV   GMRFX   USCore  362008 84 9
                                                              Class V    GMCVX   USCore  362008 58 3



INVESTMENT OBJECTIVE


High total return.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund typically makes equity investments in at least 125 companies chosen from among the 600 U.S. exchange-listed companies with the largest market capitalization. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments tied economically to the U.S. The Manager uses fundamental investment principles and quantitative applications to compare and evaluate stocks on a monthly basis using three disciplines. These disciplines include: (1) price to intrinsic value (using the Manager's proprietary dividend discount model); (2) normalized earnings; and (3) momentum. Weighting of the disciplines is dynamic, and the Manager may adjust them as it believes the opportunity to add value increases or decreases. Positions are scaled to market capitalization, and stocks that are highly ranked by more than one discipline represent larger positions in the portfolio.



     The Fund's portfolio is constructed using a proprietary technique through which the Manager attempts to control risk by adjusting industry sector weights and exposure to market capitalization groups and style sectors, including growth, quality and cyclical exposure. Trades are executed using a proprietary trading model, and the resulting portfolio typically holds 200-250 stocks. The Fund features a moderate bear market bias, as it seeks to deliver more value-added relative to its benchmark in down markets than in up markets. The Fund seeks to outperform its benchmark by 2% per year over a complete market cycle, with low risk relative to its benchmark.



     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; and (iii) manage risk by implementing shifts in investment exposure.



BENCHMARK


     The Fund's benchmark is the S&P 500 Stock Index, a U.S. large capitalization stock index, independently maintained and published by Standard & Poor's Corporation.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 74.



     - Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.



     - Derivatives Risk - The use of derivatives involves risks different from, or greater than, investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underlying asset.



     - Leveraging Risk - Certain leveraging transactions may disproportionately increase the Fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.



     Other principal risks of an investment in the Fund include Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling underlying Fund investments), Foreign Investment Risk (e.g., risks attendant to markets that may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                              GMO U.S. CORE FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                      ANNUAL TOTAL RETURN/Class III Shares


                            Years Ending December 31

[Graph]

                                                                           U.S. CORE FUND(%)
                                                                           -----------------
1992                                                                              5.94
1993                                                                             16.28
1994                                                                              2.36
1995                                                                             43.25
1996                                                                             17.61
1997                                                                             35.10
1998                                                                             24.69
1999                                                                             18.59
2000                                                                              0.30
2001                                                                             -7.68


                        Highest Quarter: 19.49% (4Q1998)


                        Lowest Quarter: -11.80% (3Q2001)


                      Year-to-Date (as of 3/31/02): 1.14%



                          AVERAGE ANNUAL TOTAL RETURNS


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS II(#)                                                     6/7/96
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              -7.74%   13.00%        N/A      13.50%
----------------------------------------------------------------------------
 S&P 500                         -11.89%   10.70%        N/A      11.69%
----------------------------------------------------------------------------
 CLASS III                                                      9/18/85
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              -7.68%   13.09%     14.67%      15.96%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   -8.18%    7.98%     10.00%      11.80%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                     -4.68%    9.51%     10.60%      12.02%
----------------------------------------------------------------------------
 S&P 500                         -11.89%   10.70%     12.94%      14.90%
----------------------------------------------------------------------------
 CLASS IV                                                        1/9/98
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              -7.66%      N/A        N/A       9.52%
----------------------------------------------------------------------------
 S&P 500                         -11.89%      N/A        N/A       6.89%
----------------------------------------------------------------------------
 CLASS V                                                         7/2/01
----------------------------------------------------------------------------
 RETURN BEFORE TAXES                 N/A      N/A        N/A      -4.79%
----------------------------------------------------------------------------
 S&P 500                             N/A      N/A        N/A      -6.50%
----------------------------------------------------------------------------



(#) For the period from November 17, 1997 to January 9, 1998, no Class II shares were outstanding. Performance for that period is that of Class III shares. If Class II shares had been outstanding, performance would be lower because Class II expenses are higher.



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS) CLASS II   CLASS III   CLASS IV   CLASS V
  ----------------------------------------------------------------------------------------------------------------------
  Management fee                                                                 0.33%      0.33%       0.33%      0.33%
  Shareholder service fee                                                        0.22%      0.15%      0.105%     0.085%
  Other expenses                                                                     %          %           %          %
  Total annual operating expenses                                                    %          %           %          %
  Expense reimbursement(1)                                                           %          %           %          %
  Net annual expenses                                                                %          %           %          %



(1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.33% of the Fund's average daily net assets.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class II
Class III
Class IV
Class V



       * After reimbursement

 GMO TOBACCO-FREE CORE FUND
Fund Inception Date: 10/31/91


                                                                             FUND CODES
                                                              -----------------------------------------
                                                                         Ticker   Symbol       Cusip
                                                                         ------  ---------  -----------
                                                              Class III  GMTCX   TobaccoFr  362007 85 8
                                                              Class IV   GMTFX   TobaccoFr  362008 59 1



INVESTMENT OBJECTIVE


High total return.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund typically makes equity investments in at least 125 companies chosen from among the 600 U.S. exchange-listed companies with the largest market capitalization, excluding those companies that are tobacco producing issuers. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments in tobacco-free issuers. The Manager defines tobacco-free issuers as those issuers that are not listed within the Tobacco Producing Issuer industry classification maintained by Ford Investor Services.



     The Manager uses fundamental investment principles and quantitative applications to compare and evaluate stocks on a monthly basis using three disciplines. These disciplines include: (1) price to intrinsic value (using the Manager's proprietary dividend discount model); (2) normalized earnings; and (3) momentum. Weighting of the disciplines is dynamic, and the Manager may adjust them as it believes the opportunity to add value increases or decreases. Positions are scaled to market capitalization, and stocks that are highly ranked by more than one discipline represent larger positions in the portfolio.



     The Fund's portfolio is constructed using a proprietary technique through which the Manager attempts to control risk by adjusting industry sector weights and exposure to market capitalization groups and style sectors, including growth, quality and cyclical exposure. Trades are executed using a proprietary trading model, and the resulting portfolio typically holds 200-250 stocks. The Fund features a moderate bear market bias, as it seeks to deliver more value-added relative to its benchmark in down markets than in up markets. The Fund seeks to outperform its benchmark by 2% per year over a complete market cycle, with low risk relative to its benchmark.



     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; and (iii) manage risk by implementing shifts in investment exposure.



BENCHMARK


     The Fund's benchmark is the S&P 500 Stock Index, a U.S. large capitalization stock index, independently maintained and published by Standard & Poor's Corporation.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 74.



     - Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.



     - Derivatives Risk - The use of derivatives involves risks different from, or greater than, investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underling asset.



     - Leveraging Risk - Certain leveraging transactions may disproportionately increase the Fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.



     Other principal risks of an investment in the Fund include Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), Foreign Investment Risk (e.g., risks attendant to markets that may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                      GMO TOBACCO-FREE CORE FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                      ANNUAL TOTAL RETURN/Class III Shares


                            Years Ending December 31

[Graph]

                                                                       TOBACCO FREE CORE FUND %
                                                                       ------------------------
1992                                                                              5.69
1993                                                                             17.44
1994                                                                              2.40
1995                                                                             43.00
1996                                                                             18.30
1997                                                                             35.60
1998                                                                             25.20
1999                                                                             21.25
2000                                                                             -0.89
2001                                                                             -8.82


                        Highest Quarter: 19.47% (4Q1998)


                        Lowest Quarter: -12.41% (3Q2001)


                      Year-to-Date (as of 3/31/02): 0.69%



                          AVERAGE ANNUAL TOTAL RETURNS


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                1 YEAR    5 YEARS   10 YEARS    INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                     10/31/91
----------------------------------------------------------------------------
 RETURN BEFORE TAXES             -8.82%   13.22%     14.87%       15.33%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                  -9.24%    9.15%     10.58%       11.07%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                    -5.38%    9.56%     10.65%       11.10%
----------------------------------------------------------------------------
 S&P 500                        -11.89%   10.70%     12.94%       13.46%
----------------------------------------------------------------------------
 CLASS IV                                                       7/2/01
----------------------------------------------------------------------------
 RETURN BEFORE TAXES                N/A      N/A        N/A       -5.30%
----------------------------------------------------------------------------
 S&P 500                            N/A      N/A        N/A       -6.50%
----------------------------------------------------------------------------



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the fund.



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III   CLASS IV
  ------------------------------------------------------------------------------------------------------------
  Management fee                                                                            0.33%       0.33%
  Shareholder service fee                                                                   0.15%      0.105%
  Other expenses                                                                                %           %
  Total annual operating expenses                                                               %           %
  Expense reimbursement(1)                                                                      %           %
  Net annual expenses                                                                           %           %



(1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.33% of the Fund's average daily net assets.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class III
Class IV



       * After reimbursement

 GMO VALUE FUND
Fund Inception Date: 11/13/90

                                                                            FUND CODES
                                                              --------------------------------------
                                                                         Ticker  Symbol     Cusip
                                                                         ------  ------  -----------
                                                              Class III  GMOVX   Value   362007 82 5


INVESTMENT OBJECTIVE


Long-term capital growth.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund typically makes equity investments in companies chosen from the Russell 1000 Value Index, emphasizing large capitalization equity securities. The Manager evaluates stocks using fundamental investment principles and quantitative applications, including the Manager's proprietary dividend discount model, to identify the best values in the marketplace and to screen for what the Manager believes to be inexpensive stocks. Traditional fundamental analysis is then applied to the securities in each sector in order to explore and verify compelling opportunities. The Manager seeks stocks exhibiting one or more of the following characteristics: unappreciated earnings power or growth rate; situations where profitability can be improved; companies whose price may have suffered due to perception anomalies; and companies with undervalued assets (business or commodities) not given fair value in the stock market. The Manager's definition of value is more flexible than that of many value managers, allowing the Fund to be opportunistic in owning growth stocks whose price may have temporarily suffered, or whose shareholder base may be shifting.



     The Manager builds the portfolio stock by stock. The Manager attempts to control risk primarily through valuation, as all stocks are bought at a price that the Manager believes represents a discount to fair value. The Fund attempts to sell stocks when they become fully valued, and attempts to minimize price risk by cycling into what the Manager believes are more deeply undervalued opportunities.



     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may also invest in equity securities of foreign issuers. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; and (iii) manage risk by implementing shifts in investment exposure.



BENCHMARK


     The Fund's benchmark is the Russell 1000 Value Index, which is independently maintained and published by Frank Russell Company and composed of those companies in the Russell 1000 Index (an independently maintained and published index composed of the 1,000 largest U.S. companies based on total market capitalization) with lower price-to-book ratios and lower forecasted growth rates.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 74.



     - Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.



     - Market Risk - Value Securities - Value securities are purchased primarily because they are selling at a price lower than what the Manager believes to be their true value and not necessarily because the issuing companies are expected to experience significant earnings growth. These securities bear the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market does not recognize the value of the company, such that the price of its securities may decline or may not approach the value that the Manager anticipates. These risks are particularly pronounced for the Fund, which invests primarily in value securities.



     - Derivatives Risk - The use of derivatives involves risks different from, or greater than, investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underling asset.



     Other principal risks of an investment in the Fund include Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), Foreign Investment Risk (e.g., risks attendant to markets that may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market), Leveraging Risk (e.g., magnified risks from use of derivatives), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                          GMO VALUE FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                      ANNUAL TOTAL RETURN/Class III Shares


                            Years Ending December 31

[Graph]

                                                                             VALUE FUND %
                                                                             ------------
1992                                                                              9.36
1993                                                                             18.67
1994                                                                              0.62
1995                                                                             38.18
1996                                                                             20.73
1997                                                                             30.42
1998                                                                             11.66
1999                                                                              2.70
2000                                                                             10.67
2001                                                                              2.85


                        Highest Quarter: 14.73% (2Q1997)


                        Lowest Quarter: -10.89% (3Q1998)


                      Year to Date (as of 3/31/02): -0.33%



                          AVERAGE ANNUAL TOTAL RETURNS


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      11/13/90
----------------------------------------------------------------------------
 RETURN BEFORE TAXES               2.85%   11.22%     14.00%      15.42%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                    1.09%    5.80%      8.90%      10.56%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                           1.74%    7.40%      9.56%      11.01%
----------------------------------------------------------------------------
 RUSSELL 1000 VALUE               -5.59%   11.13%     14.13%      15.25%
----------------------------------------------------------------------------



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the fund.



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.46%
  Shareholder service fee                                                                   0.15%
  Other expenses                                                                                %
  Total annual operating expenses                                                               %
  Expense reimbursement(1)                                                                      %
  Net annual expenses                                                                           %



(1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.46% of the Fund's average daily net assets.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class IV



       * After reimbursement

 GMO INTRINSIC VALUE FUND
Fund Inception Date: 8/2/99

                                                                                FUND CODES
                                                              ----------------------------------------------
                                                                         Ticker      Symbol         Cusip
                                                                         ------   ------------   -----------
                                                              Class III  GMIVX    IntrinsicVal   362008 63 3


INVESTMENT OBJECTIVE


Long-term capital growth.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund typically makes equity investments in companies chosen from the 1,000 U.S. exchange-listed companies with the largest equity capitalization. The Manager uses fundamental investment principles and quantitative applications to compare and evaluate stocks on a monthly basis using three disciplines: intrinsic value (using the Manager's proprietary dividend discount model), normalized earnings (a traditional value measure), and momentum. Weighting of the disciplines is dynamic, and the Manager may adjust them as it believes the opportunity to add value increases or decreases. Positions are scaled to market capitalization, and stocks that are highly ranked by more than one strategy represent larger positions in the portfolio.



     The Fund's portfolio is constructed using a proprietary technique through which the Manager attempts to control risk by adjusting industry sector weights and exposure to market capitalization groups and style sectors, including growth, quality and cyclical exposure. Trades are executed using a proprietary trading model, and the resulting portfolio typically holds 300-350 stocks. The Fund seeks to outperform its benchmark by 3% per year, over a complete market cycle, with low risk relative to its benchmark.



     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; and (iii) manage risk by implementing shifts in investment exposure.



BENCHMARK


     The Fund's benchmark is the Russell 1000 Value Index, which is independently maintained and published by Frank Russell Company and composed of those companies in the Russell 1000 Index (an independently maintained and published index composed of the 1,000 largest U.S. companies based on total market capitalization) with lower price-to-book ratios and lower forecasted growth rates.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 74.



     - Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.



     - Market Risk - Value Securities - Value securities are purchased primarily because they are selling at a price lower than what the Manager believes to be their true value and not necessarily because the issuing companies are expected to experience significant earnings growth. These securities bear the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market does not recognize the value of the company, such that the price of its securities may decline or may not approach the value that the Manager anticipates. These risks are particularly pronounced for the Fund, which invests primarily in value securities.



     - Derivatives Risk - The use of derivatives involves risks different from, or greater than, investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underling asset.



     Other principal risks of an investment in the Fund include Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), Foreign Investment Risk (e.g., risks attendant to markets that may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market), Leveraging Risk (e.g., magnified risks from use of derivatives), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                        GMO INTRINSIC VALUE FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                      ANNUAL TOTAL RETURN/Class III Shares


                            Year Ending December 31

[Graph]

2000                                                                             10.67
2001                                                                              3.31


                        Highest Quarter: 9.84% (3Q2000)


                        Lowest Quarter: -10.32% (3Q2001)


                      Year to Date (as of 3/31/02): 4.03%



                          AVERAGE ANNUAL TOTAL RETURNS


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                       8/2/99
----------------------------------------------------------------------------
 RETURN BEFORE TAXES               3.31%      N/A        N/A       5.41%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                    2.30%      N/A        N/A       4.47%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                           2.27%      N/A        N/A       3.92%
----------------------------------------------------------------------------
 RUSSELL 1000 VALUE               -5.59%      N/A        N/A      -0.45%
----------------------------------------------------------------------------



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the fund.



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.46%
  Shareholder service fee                                                                   0.15%
  Other expenses                                                                                %
  Total annual operating expenses                                                               %
  Expense reimbursement(1)                                                                      %
  Net annual expenses                                                                           %



(1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.33% of the Fund's average daily net assets.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class III



       * After reimbursement

 GMO GROWTH FUND
Fund Inception Date: 12/30/88

                                                                            FUND CODES
                                                              --------------------------------------
                                                                         Ticker  Symbol     Cusip
                                                                         ------  ------  -----------
                                                              Class III  GMOGX   Growth  362007 78 3


INVESTMENT OBJECTIVE


Long-term growth of capital.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund typically makes equity investments in at least 125 companies chosen from among the 1,000 U.S. exchange-listed companies with the largest market capitalization. The Manager uses fundamental investment principles and quantitative applications to compare and evaluate stocks on a monthly basis using three disciplines. These disciplines include: (1) price to intrinsic value (using the Manager's proprietary dividend discount model); (2) price momentum; and (3) estimate revision momentum. Positions are scaled to market capitalization, and stocks that are highly ranked by more than one discipline represent larger positions in the portfolio.



     The Fund's portfolio is constructed using a proprietary technique through which the Manager attempts to control risk by adjusting industry sector weights and exposure to market capitalization groups and style sectors, including quality and cyclical companies. Trades are executed using a proprietary trading model and the resulting portfolio typically holds 200 - 250 stocks. The Fund seeks to outperform its benchmark by 2% per year, over a complete market cycle, with low risk relative to its benchmark.



     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; and (iii) manage risk by implementing shifts in investment exposure.



BENCHMARK


     The Fund's benchmark is the Russell 1000 Growth Index, which is independently maintained and published by Frank Russell Company and composed of those companies in the Russell 1000 Index (an independently maintained and published index composed of the 1,000 largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth rates.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 74.



     - Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.



     - Market Risk - Growth Securities - Growth securities are purchased primarily because it is believed that they will experience relatively rapid earnings growth. These securities typically trade at higher multiples of current earnings than other types of stock. The market prices of growth securities are more sensitive to general market movements than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. These risks are particularly pronounced for the Fund, which invests primarily in value securities.



     - Derivatives Risk - The use of derivatives involves risks different from, or greater than, investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity and credit risk, and may not correlate in value to the relevant underling asset.



     - Leveraging Risk - Certain leveraging transactions may disproportionately increase the Fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.



     Other principal risks of an investment in the Fund include Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), Foreign Investment Risk (e.g., risks attendant to markets that may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                         GMO GROWTH FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                      ANNUAL TOTAL RETURN/Class III Shares


                            Years Ending December 31

[GRAPH]

                                                                            GROWTH FUND (%)
                                                                            ---------------
1992                                                                              4.20
1993                                                                              4.60
1994                                                                              1.68
1995                                                                             39.85
1996                                                                             20.39
1997                                                                             29.35
1998                                                                             37.30
1999                                                                             39.04
2000                                                                            -12.21
2001                                                                            -20.60


                        Highest Quarter: 27.46% (4Q1998)


                        Lowest Quarter: -21.46% (1Q2001)


                      Year-to-Date (as of 3/31/02): -1.31%



                          AVERAGE ANNUAL TOTAL RETURNS


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      12/30/88
----------------------------------------------------------------------------
 RETURN BEFORE TAXES             -20.60%    11.47%    12.38%      15.38%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                  -20.74%     4.22%     6.17%       8.37%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                    -12.55%     8.56%     8.51%      10.39%
----------------------------------------------------------------------------
 RUSSELL 1000 GROWTH             -20.42%     8.27%    10.79%      13.74%
----------------------------------------------------------------------------



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the fund.



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.33%
  Shareholder service fee                                                                   0.15%
  Other expenses                                                                                %
  Total annual operating expenses                                                               %
  Expense reimbursement(1)                                                                      %
  Net annual expenses                                                                           %



(1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.33% of the Fund's average daily net assets.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class III



       * After reimbursement

 GMO SMALL CAP VALUE FUND
Fund Inception Date: 12/31/91

                                                                             FUND CODES
                                                              ----------------------------------------
                                                                         Ticker   Symbol      Cusip
                                                                         ------  --------  -----------
                                                              Class III  GMSVX   SmCapVal  362007 72 6


INVESTMENT OBJECTIVE


Long-term growth of capital.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund typically makes equity investments in companies chosen from the Russell 2500 Index. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments in "small cap" companies. The Manager defines "small cap" to include the 2,500 smallest companies, based on total market capitalization, in the Russell 3000 Index. The Manager uses fundamental investment principles and quantitative applications to evaluate and rank stocks using three disciplines. These disciplines include: (1) price to intrinsic value (using the Manager's proprietary dividend discount model); (2) normalized earnings; and (3) price momentum. Weighting of the disciplines is dynamic, and the Manager may adjust them as it believes the opportunity to add value increases or decreases. Stocks that are inexpensive based on any of these disciplines are ranked highly. Stocks that are highly ranked by more than one discipline represent larger positions in the portfolio.



     The Fund's portfolio is constructed using a proprietary technique through which the Manager attempts to control risk by adjusting sector weights and exposure to market capitalization groups, and other portfolio characteristics. Trading costs and liquidity are considered before portfolio revisions are executed, and trades are restricted to a limited percentage of daily trading volume in order to minimize market impact. The portfolio typically holds 400-500 stocks. The Fund seeks to outperform its benchmark by 2% per year over a complete market cycle.



     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; and (iii) manage risk by implementing shifts in investment exposure.



BENCHMARK


     The Fund's benchmark is the Russell 2500 Value Index, which is independently maintained and published by Frank Russell Company and composed of the bottom 2,500 of the 3,000 largest U.S. companies based on total market capitalization, with lower price-to-book ratios and lower forecasted growth rates.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 74.



     - Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.



     - Market Risk - Value Securities - Value securities are purchased primarily because they are selling at a price lower than what the Manager believes to be their true value and not necessarily because the issuing companies are expected to experience significant earnings growth. These securities bear the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market does not recognize the value of the company, such that the price of its securities may decline or may not approach the value that the Manager anticipates. These risks are particularly pronounced for the Fund, which invests primarily in value securities.



     - Smaller Company Risk - The securities of companies with smaller market capitalization may fluctuate more sharply and trade less frequently and in lesser volume than more widely held securities.



     - Derivatives Risk - The use of derivatives involves risks different from, or greater than, investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity and credit risk, and may not correlate in value to the relevant underling asset.



     - Leveraging Risk - Certain leveraging transactions may disproportionately increase the Fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.



     Other principal risks of an investment in the Fund include Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), Foreign Investment Risk (e.g., risks attendant to markets that may be less stable, smaller, (both in size and number of participants) less liquid, less regulated, and have higher trading costs relative to the U.S. market), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                        GMO SMALL CAP VALUE FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart; if reflected, the returns would be lower. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                      ANNUAL TOTAL RETURN/Class III Shares


                            Years Ending December 31

[Graph]

                                                                       SMALL CAP VALUE FUND (%)
                                                                       ------------------------
1992                                                                             24.23
1993                                                                             20.16
1994                                                                              3.83
1995                                                                             27.28
1996                                                                             20.16
1997                                                                             29.72
1998                                                                              0.03
1999                                                                              2.95
2000                                                                             19.01
2001                                                                              9.91


                        Highest Quarter: 18.24% (2Q1999)


                        Lowest Quarter: -18.31% (3Q1998)


                      Year-to-Date (as of 3/31/02): 9.79%



                          AVERAGE ANNUAL TOTAL RETURNS


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      12/31/91
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              8.81%    11.59%     15.16%      15.16%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   7.31%     8.01%     11.79%      11.79%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                          5.62%     8.23%     11.41%      11.41%
----------------------------------------------------------------------------
 RUSSELL 2500 VALUE               9.74%    11.92%     15.14%      15.14%
----------------------------------------------------------------------------
 RUSSELL 2500 VALUE +(#)          9.74%    11.92%     13.95%      13.95%
----------------------------------------------------------------------------



(#) The Russell 2500 Value Plus is a composite benchmark computed by the Manager and comprised of the Russell 2500 Index from 12/31/91 to 12/31/96, and the Russell 2500 Value Index from 12/31/96 to present.



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the fund.



  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)     CLASS III
  ------------------------------------------------------------------------
  Cash purchase premium (as a percentage of offering price)(1)     0.50%
  Redemption fee (as a percentage of amount redeemed)(1)           0.50%



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.33%
  Shareholder service fee                                                                   0.15%
  Other expenses                                                                                %
  Total annual operating expenses                                                               %
  Expense reimbursement(2)                                                                      %
  Net annual expenses                                                                           %



(1) Paid to and retained by the Fund to allocate portfolio transaction costs caused by shareholder activity to the shareholder generating the activity. Purchase premiums apply only to cash purchases. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially overweighted or underweighted in cash so that a redemption or purchase will not require a securities transaction. Offset/reductions are not available for transactions that are executed through brokers or agents including, without limitation, intermediary platforms.


(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.33% of the Fund's average daily net assets.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                          IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES
                                 -----------------------------------------   -----------------------------------------
                                 1 YEAR*    3 YEARS    5 YEARS    10 YEARS   1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                 -------    -------    -------    --------   -------    -------    -------    --------
Class III



       * After reimbursement

 GMO SMALL CAP GROWTH FUND
Fund Inception Date: 12/31/96

                                                                            FUND CODES
                                                              ---------------------------------------
                                                                         Ticker  Symbol      Cusip
                                                                         ------  -------  -----------
                                                              Class III  GMSGX   SmCapGr  362007 68 4


INVESTMENT OBJECTIVE


Long-term capital growth.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund typically makes equity investments in companies chosen from the Russell 2500 Index. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments in "small cap" companies. The Manager defines "small cap" to include the 2,500 smallest companies, based on total market capitalization, in the Russell 3000 Index. The Manager uses fundamental investment principles and quantitative applications to evaluate and rank stocks using three disciplines. These disciplines include: (1) estimate revision momentum; (2) price momentum; and (3) price to intrinsic value. Weighting of the disciplines is dynamic, and the Manager may adjust them as it believes the opportunity to add value increases or decreases. Stocks that demonstrate strong momentum based on any of these disciplines are ranked highly. Positions are scaled to market capitalization, and stocks that are highly ranked by more than one discipline represent larger positions in the portfolio.



     The Fund's portfolio is constructed using a proprietary technique through which the Manager attempts to control risk by adjusting sector weights and exposure to market capitalization and other portfolio characteristics. Trading costs and liquidity are considered before portfolio revisions are executed, and trades are restricted to a limited percentage of daily trading volume in order to minimize market impact. The Fund typically holds 200-300 stocks. The Fund seeks to outperform its benchmark by 3% per year, over a complete market cycle.



     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; and (iii) manage risk by implementing shifts in investment exposure.



BENCHMARK


     The Fund's benchmark is the Russell 2500 Growth Index, which is independently maintained and published by Frank Russell Company and composed of the bottom 2,500 of the 3,000 largest U.S. companies based on total market capitalization with higher price-to-book ratios and higher forecasted growth values.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 74.



     - Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.



     - Market Risk - Growth Securities - Growth securities are purchased primarily because it is believed that they will experience relatively rapid earnings growth. These securities typically trade at higher multiples of current earnings than other types of stock. The market prices of growth securities are more sensitive to general market movements than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. These risks are particularly pronounced for the Fund, which invests primarily in value securities.



     - Smaller Company Risk - The securities of companies with smaller market capitalization may fluctuate more sharply and trade less frequently and in lesser volume than more widely held securities.



     - Derivatives Risk - The use of derivatives involves risks different from, or greater than, investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity and credit risk, and may not correlate in value to the relevant underling asset.



     - Leveraging Risk - Certain leveraging transactions may disproportionately increase the Fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.



     Other principal risks of an investment in the Fund include Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), Foreign Investment Risk (e.g., risks attendant to markets that may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                       GMO SMALL CAP GROWTH FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected the bar chart; if reflected, the returns would be lower. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                      ANNUAL TOTAL RETURN/Class III Shares


                            Years Ending December 31

[Graph]

                                                                       SMALL CAP GROWTH FUND(%)
                                                                       ------------------------
1997                                                                             24.69
1998                                                                              5.79
1999                                                                             30.38
2000                                                                            -10.36
2001                                                                            -13.27


                        Highest Quarter: 26.98% (4Q1999)


                        Lowest Quarter: -24.62% (3Q2001)


                      Year-to-Date (as of 3/31/02): 3.92%



                          AVERAGE ANNUAL TOTAL RETURNS


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      12/31/96
----------------------------------------------------------------------------
 RETURN BEFORE TAXES             -14.14%    5.77%        N/A       5.77%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                  -15.76%   -4.97%        N/A      -4.97%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                     -7.86%    1.71%        N/A       1.71%
----------------------------------------------------------------------------
 RUSSELL 2500 GROWTH             -10.83%    6.60%        N/A       6.60%
----------------------------------------------------------------------------



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the fund.



  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)     CLASS III
  ------------------------------------------------------------------------
  Cash purchase premium (as a percentage of offering price)(1)     0.50%
  Redemption fee (as a percentage of amount redeemed)(1)           0.50%



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.33%
  Shareholder service fee                                                                   0.15%
  Other expenses                                                                                %
  Total annual operating expenses                                                               %
  Expense reimbursement(2)                                                                      %
  Net annual expenses                                                                           %



(1) Paid to and retained by the Fund to allocate portfolio transaction costs caused by shareholder activity to the shareholder generating the activity. Purchase premiums apply only to cash purchases. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially overweighted or underweighted in cash so that a redemption or purchase will not require a securities transaction. Offset/reductions are not available for transactions that are executed through brokers or agents including, without limitation, intermediary platforms.


(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.33% of the Fund's average daily net assets.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                          IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES
                                 -----------------------------------------   -----------------------------------------
                                 1 YEAR*    3 YEARS    5 YEARS    10 YEARS   1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                 -------    -------    -------    --------   -------    -------    -------    --------
Class III



       * After reimbursement

 GMO REIT FUND
Fund Inception Date: 5/31/96

                                                                            FUND CODES
                                                              ---------------------------------------
                                                                         Ticker  Symbol      Cusip
                                                                         ------  ------   -----------
                                                              Class III  GMORX    REIT    362007 62 7


INVESTMENT OBJECTIVE


High total return.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund typically makes equity investments in publicly-traded real estate stocks with market capitalization greater than $100 million. Under normal market conditions, the Fund will invest at least 80% of its net assets in real estate investment trusts ("REITs") and other real estate-related investments. REITs are managed vehicles that invest in real estate or real estate-related companies. The Fund invests typically in equity REITs and real estate-related operating companies, which own real estate directly; mortgage REITs, which make construction, development or long-term mortgage loans; and hybrid REITs, which share characteristics of equity REITs and mortgage REITs.



     The Manager uses both top-down (property market and sector level) analysis and judgment along with bottom-up (value and growth) valuation methodologies to identify and evaluate securities. The Manager's analytic methods include: (1) quality adjusted growth (to assess forecasted cash flow growth adjusted for both sector and company specific risk by examining current price relative to a present value); (2) fundamental value (to identify stocks which score well using traditional value measures such as dividend yield and price to cash earnings ratio); and (3) asset valuation (to identify companies whose assets are reasonably priced based on property market fundamentals). Prior to final stock selection, the Manager also considers quality and sustainability of cash flow, capital structure risks, and quality of management. Investment decisions assume holding periods of 12 to 36 months, although interim trading is used to seek enhanced performance. The Manager determines sector allocations after analyzing securities valuations by sector and assessing property market trends such as supply/demand, rental rate and market return expectations. Within this sector allocation framework, the Manager selects stocks according to the methodology described above and weighted on attractiveness while trying to minimize benchmark risk. The Fund seeks to outperform its benchmark by 1.5% per year, net of fees, with moderate risk relative to its benchmark.



     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; and (iii) manage risk by implementing shifts in investment exposure.



BENCHMARK


     The Fund's benchmark is the Morgan Stanley REIT Index, an independently maintained and published equity real estate index.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 74.



     - Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.



     - Market Risk - Fixed Income Securities - The value of the Fund's investments in fixed income securities will typically change as interest rates fluctuate. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities and so may be more significant for the Fund, which may invest a substantial portion of its assets in lower-rated securities or comparable unrated securities.



     - Derivatives Risk - The use of derivatives involves risks different from, or greater than, investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underling asset.



     - Concentration Risk - There is an increased risk involved in concentrating investments in a small number of industries or countries. For instance, funds that invest significant portions of their assets in concentrated geographic areas are more susceptible to investment factors, such as political or economic instability, affecting the region.



     - Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.



     Other principal risks of an investment in the Fund include Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), Leveraging Risk (e.g., magnified risks from use of derivatives), Foreign Investment Risk (e.g., risks attendant to markets that may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                                   GMO REIT FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                      ANNUAL TOTAL RETURN/Class III Shares


                            Years Ending December 31

[Graph]

                                                                             REIT FUND (%)
                                                                             -------------
1997                                                                             19.35
1998                                                                            -24.36
1999                                                                             -4.66
2000                                                                             28.83
2001                                                                              9.71


                        Highest Quarter: 12.08% (2Q2000)


                        Lowest Quarter: -16.27% (3Q1998)


                      Year-to-Date (as of 3/31/02): 9.09%



                          AVERAGE ANNUAL TOTAL RETURNS


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      5/31/96
----------------------------------------------------------------------------
 RETURN BEFORE TAXES               9.71%    4.00%        N/A       8.27%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                    7.67%    1.45%        N/A       5.76%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                      5.90%    1.97%        N/A       5.53%
----------------------------------------------------------------------------
 MSCI REIT INDEX                  12.83%    6.12%        N/A      10.56%
----------------------------------------------------------------------------
 S&P 500(#)                      -11.89%   10.70%        N/A      11.80%
----------------------------------------------------------------------------



(#) The S&P 500 Stock Index, a U.S. large capitalization stock index, is independently maintained and published by Standard & Poor's Corporation.



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the fund.



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.54%
  Shareholder service fee                                                                   0.15%
  Other expenses                                                                                %
  Total annual operating expenses                                                               %
  Expense reimbursement(1)                                                                      %
  Net annual expenses                                                                           %



(1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.54% of the Fund's average daily net assets.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class III



       * After reimbursement

 GMO TAX -MANAGED U.S. EQUITIES FUND
Fund Inception Date: 7/23/98

                                                                            FUND CODES
                                                              ---------------------------------------
                                                                         Ticker  Symbol      Cusip
                                                                         ------  ------   -----------
                                                              Class III  GTMUX    N/A     362008 71 6


INVESTMENT OBJECTIVE


High after-tax total return.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund typically makes equity investment in companies chosen from the 600 U.S. exchange-listed companies with the largest market capitalization. Under normal market conditions, the Fund will invest at least 80% of its net assets in each of (i) investments tied economically to the U.S. and (ii) equity investments. The Manager uses fundamental investment principles and quantitative applications to compare and evaluate stocks on a monthly basis using three disciplines. These disciplines include: (1) price to intrinsic value (using the Manager's proprietary dividend discount model); (2) normalized earnings; and (3) momentum. Weighting of the disciplines is dynamic, and the Manager may adjust them as it believes the opportunity to add value increases or decreases. Positions are scaled to market capitalization and stocks that are highly ranked by more than one discipline represent larger positions in the portfolio.



     The Fund's portfolio is constructed using a proprietary technique through which the Manager attempts to control both risk and taxes. Risk is controlled by adjusting industry sector weights and exposure to market capitalization groups and style sectors, including growth, quality and cyclical exposure. The Manager attempts to control taxable transactions at the Fund level and tax effects of a proposed trade are examined on a lot-by-lot basis. Trades are executed using a proprietary trading model, and the resulting portfolio typically holds 150-250 stocks. The Fund features a moderate bear market bias as it seeks to deliver more value-added relative to its benchmark in down markets than in up markets. The Fund seeks to outperform its benchmark, on an after tax basis, by 1-2% per year, over a complete market cycle, with low risk relative to its benchmark.



     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; and (iii) manage risk by implementing shifts in investment exposure.



BENCHMARK


     The Fund's benchmark is the S&P 500 Stock Index (After Tax), which is computed by the Manager by applying a 40% tax (credit) on short-term realized capital gains (losses), a 40% tax on income, and a 20% tax (credit) on long-term realized capital gains (losses) on the securities comprising the S&P 500 Stock Index, a U.S. large capitalization stock index, independently maintained and published by Standard & Poor's Corporation.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 74.



     - Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.



     - Derivatives Risk - The use of derivatives involves risks different from, or greater than, investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity and credit risk, and may not correlate in value to the relevant underling asset.



     - Leveraging Risk - Certain leveraging transactions may disproportionately increase the Fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.



     Other principal risks of an investment in the Fund include Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                             GMO TAX -MANAGED U.S. EQUITIES FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



               ANNUAL TOTAL RETURN/Class III Shares (Before Tax)


                            Years Ending December 31

[GRAPH]

                                                                  TAX-MANAGED U.S. EQUITIES FUND (%)
                                                                  ----------------------------------
1999                                                                             16.96
2000                                                                              3.21
2001                                                                             -9.77


                        Highest Quarter: 15.80% (4Q1999)


                        Lowest Quarter: -10.84% (3Q2001)


                      Year-to-Date (as of 3/31/02): 1.48%



                          AVERAGE ANNUAL TOTAL RETURNS


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      7/23/98
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              -9.77%     N/A       N/A         5.28%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                  -10.21%     N/A       N/A         4.78%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                     -5.95%     N/A       N/A         4.02%
----------------------------------------------------------------------------
 S&P 500 (AFTER TAX)             -12.35%     N/A       N/A         0.98%
----------------------------------------------------------------------------
 S&P 500                         -11.89%     N/A       N/A         1.50%
----------------------------------------------------------------------------



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.33%
  Shareholder service fee                                                                   0.15%
  Other expenses                                                                                %
  Total annual operating expenses                                                               %
  Expense reimbursement(1)                                                                      %
  Net annual expenses                                                                           %



(1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Funds total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.33% of the Fund's average daily net assets.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class III



       * After reimbursement

 GMO TAX-MANAGED SMALL
    COMPANIES FUND
Fund Inception Date: 6/1/99

                                                                              FUND CODES
                                                              ------------------------------------------
                                                                         Ticker   Symbol        Cusip
                                                                         ------  ---------   -----------
                                                              Class III  GTMSX   TxMngSmCo   362008 62 5


INVESTMENT OBJECTIVE


Maximize after-tax total return.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund typically makes equity investments in companies included in, or with total market capitalization similar to, the Russell 2500 Index. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments in "small companies." The Manager defines "small companies" to include companies in the Russell 2500 Index or companies with a total market capitalization similar to those companies in the Russell 2500 Index. The Manager uses fundamental investment principles, tax management techniques and quantitative portfolio optimization to evaluate and rank stocks using three disciplines. These disciplines include: (1) price to intrinsic value (using the Manager's proprietary dividend discount model); (2) price to book value; and (3) price momentum. Weighting of the disciplines is dynamic, and the Manager may adjust them as it believes the opportunity to add value increases or decreases. Stocks that are inexpensive based on any of these disciplines are ranked highly.



     The Fund's portfolio is constructed using proprietary techniques through which the Manager attempts to control both risk and potential tax effects. Risk is controlled by adjusting sector weights and exposure to market capitalization and other portfolio characteristics. The Manager attempts to control taxable transactions at the Fund level and tax effects of a proposed trade are examined on a lot-by-lot basis. Trading costs and liquidity are considered before portfolio revisions are executed, and trades are restricted to a limited percentage of daily trading volume in order to minimize market impact. The resulting portfolio typically holds 400-500 stocks. The Fund seeks to outperform its benchmark, on an after-tax basis, by 2-3% per year, with moderate risk relative to its benchmark.



     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; and (iii) manage risk by implementing shifts in investment exposure.



BENCHMARK


     The Fund's benchmark is the Russell 2500 Index (After Tax), which is computed by the Manager by applying a 40% tax on income on the securities comprising the Russell 2500 Index, which is independently maintained and published by Frank Russell Company and composed of the 2,500 smallest companies in the Russell 3000 Index (which in turn measures the performance of the 3,000 largest U.S. companies based on total market capitalization; these 3,000 companies represent approximately 98% of the investable U.S. equity market), which represents approximately 22% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $931.0 million; the median market capitalization was approximately $630.0 million. The largest company in the index had an approximate market capitalization of $3.7 billion.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 74.



     - Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.



     - Derivatives Risk - The use of derivatives involves risks different from, or greater than, investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity and credit risk, and may not correlate in value to the relevant underling asset.



     - Smaller Company Risk - The securities of companies with smaller market capitalization may fluctuate more sharply and trade less frequently and in lesser volume than more widely held securities.



     - Leveraging Risk - Certain leveraging transactions may disproportionately increase the Fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.



     Other principal risks of an investment in the Fund include Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                             GMO TAX-MANAGED SMALL
                                                COMPANIES FUND


PERFORMANCE


    The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart; if reflected, the returns would be lower. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



               ANNUAL TOTAL RETURN/Class III Shares (Before Tax)


                            Year Ending December 31

[GRAPH]

                                                                      TAX-MANAGED SMALL COMPANIES
                                                                               FUND (%)
                                                                      ---------------------------
2000                                                                             7.79
2001                                                                             9.27


                        Highest Quarter: 14.26% (4Q2001)


                        Lowest Quarter: -10.74% (3Q2001)


                      Year-to-Date (as of 3/31/02): 9.13%



                          AVERAGE ANNUAL TOTAL RETURNS


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                       6/1/99
----------------------------------------------------------------------------
 RETURN BEFORE TAXES               8.72%      N/A        N/A       6.32%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                    8.09%      N/A        N/A       5.78%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                      5.08%      N/A        N/A       4.77%
----------------------------------------------------------------------------
 RUSSELL 2500 (AFTER TAX)          0.64%      N/A        N/A       8.31%
----------------------------------------------------------------------------
 RUSSELL 2500                      1.22%      N/A        N/A       8.92%
----------------------------------------------------------------------------



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the fund.



  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)     CLASS III
  ------------------------------------------------------------------------
  Cash purchase premium (as a percentage of offering price)(1)     0.50%
  Redemption fee (as a percentage of amount redeemed)(2)           None



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.55%
  Shareholder service fee                                                                   0.15%
  Other expenses()                                                                              %
  Total annual operating expenses()                                                             %
  Expense reimbursement(3)                                                                      %
  Net annual expenses()                                                                         %



(1) Paid to and retained by the Fund to allocate portfolio transaction costs caused by shareholder activity to the shareholder generating the activity. Purchase premiums apply only to cash purchases. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially overweighted or underweighted in cash so that a redemption or purchase will not require a securities transaction. Offset/reductions are not available for transactions that are executed through brokers or agents including, without limitation, intermediary platforms.


(2) Most redemption requests honored in whole or part by a distribution in-kind of securities instead of cash, at the sole discretion of the Manager.


(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.55% of the Fund's average daily net assets.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class III



       * After reimbursement

                           INTERNATIONAL EQUITY FUNDS

     The International Equity Funds include Funds that invest in developed foreign markets only and Funds that invest to varying degrees in emerging foreign markets. Emerging Markets Fund, Emerging Countries Fund and Asia Fund (together, the "Emerging Markets Funds") invest primarily in securities of emerging countries including Asia, Latin America, Southern and Eastern Europe, the Middle East and Africa. Evolving Countries Fund seeks to invest primarily in certain emerging market securities (evolving country securities) that in the Manager's view are more liquid than securities of emerging markets generally.

 GMO INTERNATIONAL DISCIPLINED
    EQUITY FUND
Fund Inception Date: 1/29/02

                                                                             FUND CODES
                                                              -----------------------------------------
                                                                         Ticker    Symbol      Cusip
                                                                         ------  ----------  ----------
                                                              Class III  GIDEX   IntlDisEq   36208 56 7


INVESTMENT OBJECTIVE


High total return.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund invests in a diversified portfolio of equities from the world's developed markets outside of the United States. Under normal market conditions, the Fund will invest at least 80% of its net assets in equity investments. The Manager uses quantitative models to forecast the future returns and risks of individual stocks, sectors, countries, and currencies. The models take as input historical, current, and future estimates of financial data and relate this data to future return patterns. The Manager attempts to balance the Fund between different styles of strategy to limit risk relative to the benchmark. For stock selection, the Manager considers such as valuation, firm quality, and momentum. Valuation factors include price-to-earnings, price-to-book, price-to-cash flow, dividend yield and price-to-sales. Quality factors include debt-to-equity, return-on-equity, return-on-sales, and the historical stability of those factors. Momentum factors include price performance, earnings revisions, and growth in earnings, sales, and dividends. For country modeling, factors considered by the Manager include stock market valuation, positive GDP trends, positive market sentiment, and industrial competitiveness as defined by currency valuation. For sector forecasting, the Manager aggregates stock factors at a sector level and particularly emphasizes comparison with historical sector norms. For currency forecasting, the Manager considers factors such as export and producer price parity, balance of payments, interest rate differential, and relative strength. The Manager incorporates these factors in proprietary models, including a stock dividend discount model that combines all three of growth, quality, and valuation style factors. Other models include a quality adjusted value approach that combines valuation factors with quality factors and a momentum approach based on strong price performance and positive earnings estimate revision.



     The Fund's portfolio is constructed using a quantitative optimization process that weighs the trade-off between a stock's predicted performance against criteria of risk control, trading costs, and liquidity. The Fund will tend to maintain a slight value bias. Exposure to market capitalization bands will also be closely controlled. The Fund is typically exposed to approximately 400 securities and seeks to outperform its benchmark by 2% per year while maintaining a low level of risk relative to the benchmark.



     In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.



BENCHMARK


     The Fund's benchmark is the MSCI Europe, Australia and Far East ("EAFE") Index, a large capitalization international stock index, which is independently maintained and published by Morgan Stanley Capital International.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 74.



     - Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.



     - Derivatives Risk - The Fund's use of derivatives involves risks different from, or greater than, risks associated with direct investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underling asset.



     - Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.



     - Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.



     Other principal risks of an investment in the Fund include Leveraging Risk (e.g., magnified risks from use of derivatives), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                   GMO INTERNATIONAL DISCIPLINED
                                                                     EQUITY FUND



PERFORMANCE




     As of the date of this Prospectus, the Fund had not yet completed a full calendar year of operations.



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.40%
  Shareholder service fee                                                                   0.15%
  Other expenses(1)                                                                             %
  Total annual operating expenses(1)                                                            %
  Expense reimbursement(2)                                                                      %
  Net annual expenses(1)                                                                        %



(1) Based on estimated amounts for the Fund's first fiscal year.


(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expenses, and transfer taxes) exceed 0.40% of the Fund's average daily net assets.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class III



       * After reimbursement

 GMO INTERNATIONAL INTRINSIC VALUE FUND
Fund Inception Date: 3/31/87

                                                                               FUND CODES
                                                              --------------------------------------------
                                                                         Ticker     Symbol        Cusip
                                                                         ------  ------------  -----------
                                                              Class II   GMICX   IntlIntrVal   362007 20 5
                                                              Class III  GMOIX   IntlIntrVal   362007 30 4
                                                              Class IV   GMCFX   IntlIntrVal   362008 83 1


INVESTMENT OBJECTIVE


High total return.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund typically makes equity investments in companies chosen from the MSCI EAFE universe plus Canada (approximately 2,500 stocks). The Manager uses disciplined value techniques to assess countries, sectors (big vs. small, cyclical vs. defensive), currencies, and stocks. Risk and return forecasts are made for sectors, currencies and stocks using historical, current and future estimates of financial data that relate the current economic scenario to future return patterns. The following represent some of the major factors that the Manager monitors and evaluates in creating forecasted returns: country valuation- price-to-earnings, dividend yield, positive GDP trends, positive market sentiment, industrial competitiveness as defined by nominal and real interest rates; sector valuation-proprietary dividend discount model, price-to-earnings, economic sensitivity, profitability and size; stock valuation-price-to-book, stability of return-on-equity, momentum of earnings revisions, stock price momentum and neglect with recent momentum; and currency valuation-export and producer price parity, balance of payments, interest rate differential and relative strength. The Manager believes these factors/characteristics maintain persistent, causal relationships and therefore allow the Manager to better forecast returns for stocks within different countries.



     The Fund's portfolio is constructed using an optimization process that weighs the trade-off between a stock's return forecast and its contribution to the risk of the portfolio in comparison to the benchmark. Buy and sell candidates are analyzed for volume constraints (liquidity) and transaction costs, and trading impact is considered. The Fund is typically exposed to approximately 500 securities and seeks to outperform its benchmark by 2%-3% per year, while controlling risk relative to the benchmark.



     In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.



BENCHMARK


     The Fund's benchmark is the Salomon Smith Barney Primary Market Index ("PMI") EPAC Value Index, an independently maintained and published index composed of stocks in the Euro Pacific region of the Primary Market Index that have a value style. The PMI consists of stocks that fall in the top 80% of each country's cumulative available capital. The style is determined by the equal weighted relative magnitude of three growth and four value variables: 5-year historical EPS growth rate, 5-year historical sales per share growth, 5-year average annual internal growth rate, book value per share, price to sales, price to cash flow, and dividend yield.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 74.



     - Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.



     - Market Risk - Value Securities - Value securities are purchased primarily because they are selling at a price lower than which the Manager believes to be their true value and not necessarily because the issuing companies are expected to experience significant earnings growth. These securities bear the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market does not recognize the value of the company, such that the price of its securities may decline or may not approach the value that the Manager anticipates. These risks are particularly pronounced for the Fund, which invests primarily in value securities.



     - Derivatives Risk - The Fund's use of derivatives involves risks different from, or greater than, risks associated with direct investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underling asset.



     - Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.



     - Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.



     Other principal risks of an investment in the Fund include Leveraging Risk (e.g., magnified risks from use of derivatives), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling underlying Fund investments), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                          GMO INTERNATIONAL INTRINSIC VALUE FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of two broad-based indexes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative indexes do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                      ANNUAL TOTAL RETURN/Class III Shares


                            Years Ending December 31

[Graph]

                                                                 INTERNATIONAL INTRINSIC VALUE FUND(%)
                                                                 -------------------------------------
1992                                                                             -1.14
1993                                                                             39.96
1994                                                                              4.15
1995                                                                             10.32
1996                                                                              9.55
1997                                                                              0.92
1998                                                                             13.60
1999                                                                             14.62
2000                                                                             -1.40
2001                                                                            -12.11


                        Highest Quarter: 16.70% (1Q1998)


                        Lowest Quarter: -15.14% (3Q1998)


                      Year-to-Date (as of 3/31/02): 5.37%



                          AVERAGE ANNUAL TOTAL RETURNS


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS II                                                       9/26/96
----------------------------------------------------------------------------
 RETURN BEFORE TAXES             -12.13%    2.56%        N/A       3.51%
----------------------------------------------------------------------------
 SSB PMI EPAC VALUE              -18.14%    2.52%        N/A       2.92%
----------------------------------------------------------------------------
 MSCI EAFE(#)                    -21.44%    0.89%        N/A       1.25%
----------------------------------------------------------------------------
 CLASS III                                                      3/31/87
----------------------------------------------------------------------------
 RETURN BEFORE TAXES             -12.11%    2.63%      7.09%       8.02%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                  -13.46%   -0.09%      4.80%       5.93%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                     -7.37%    1.28%      5.06%       5.97%
----------------------------------------------------------------------------
 SSB PMI EPAC VALUE              -18.14%    2.52%      6.32%         N/A
----------------------------------------------------------------------------
 MSCI EAFE(#)                    -21.44%    0.89%      4.46%       4.46%
----------------------------------------------------------------------------
 CLASS IV                                                        1/9/98
----------------------------------------------------------------------------
 RETURN BEFORE TAXES             -11.95%      N/A        N/A       3.89%
----------------------------------------------------------------------------
 SSB PMI EPAC VALUE              -18.14%      N/A        N/A       3.18%
----------------------------------------------------------------------------
 MSCI EAFE(#)                    -21.44%      N/A        N/A       1.37%
----------------------------------------------------------------------------



(#) The MSCI Europe, Australia and Far East ("EAFE") Index is a well-known large capitalization international stock index, which is independently maintained and published by Morgan Stanley Capital International.



FEES AND EXPENSES



     The table below describes the fees and expenses that you may pay if you buy and hold shares of the fund.



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS II   CLASS III   CLASS IV
  -----------------------------------------------------------------------------------------------------------------------
  Management fee                                                                            0.54%      0.54%       0.54%
  Shareholder service fee                                                                   0.22%      0.15%       0.09%
  Other expenses                                                                                %          %           %
  Total annual operating expenses                                                               %          %           %
  Expense reimbursement(1)                                                                      %          %           %
  Net annual expenses                                                                           %          %           %



(1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.54% of the Fund's average daily net assets.



EXAMPLE



     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class II
Class III
Class IV



       * After reimbursement

 GMO INTERNATIONAL GROWTH FUND
Fund Inception Date: 11/30/01


                                                                              FUND CODES
                                                              ------------------------------------------
                                                                         Ticker    Symbol       Cusip
                                                                         ------  ----------  -----------
                                                              Class III  GIIIX   IntlGrowth  362008 57 5



INVESTMENT OBJECTIVE


High total return.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund typically makes equity investments in companies chosen from the MSCI EAFE universe plus Canada (approximately 2,500 stocks). The Manager attempts to add value by capitalizing on inefficiencies it perceives in the pricing of growth stocks, including that 1) the pricing of true franchise growth companies does not reflect their ability to maintain superior growth farther into the future and 2) investors react slowly to improving fundamentals, and hence there is medium term continuation of superior price and earnings performance. The Manager uses fundamental investment principles and quantitative application to select stocks using two disciplines. The first discipline is price and earnings momentum. The Manager believes momentum measures are key leading indicators of growth since historical analysis shows that stocks with recent strong price performance and upgrades to analyst estimates have superior growth prospects that are not fully captured in the current price. The second discipline uses the Manager's proprietary dividend discount model to assess an issuer's franchise quality based on current and historical accounting data. Historical analysis shows that high franchise quality firms are able to sustain high growth farther into the future and are hence worth a significant valuation premium. While this discipline is a valuation based approach, the Manager believes that typically many of the best values lie within the growth half of the universe. To focus this discipline as a growth at a reasonable price strategy, the Manager will select securities from within a universe prescreened for growth via membership in the Fund's benchmark. The Fund intends to maintain diversification across countries. Bottom up security selection will tilt the portfolio towards those countries where growth prospects are highest or are most undervalued. In addition the Manager will consider top down factors that will influence the growth potential of a particular country, such as currency valuation.



     The Fund's portfolio is constructed using a quantitative optimization process which trades off predicted performance against criteria of risk control, trading costs, and liquidity. The Fund is typically exposed to approximately 200 securities and seeks to outperform its benchmark by 3% per year.



     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use exchange-traded and over-the-counter derivatives and related instruments to (i) hedge equity exposure; (ii) replace direct investing; (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.



BENCHMARK


     The Fund's benchmark is the Salomon Smith Barney Primary Market Index ("PMI") EPAC Growth Index, an independently maintained and published index composed of stocks in the Euro Pacific region of the Primary Market Index that have a growth style. The PMI consists of stocks that fall in the top 80% of each country's cumulative available capital. The style is determined by the equal weighted relative magnitude of three growth and four value variables: 5-year historical EPS growth rate, 5-year historical sales per share growth, 5-year average annual internal growth rate, book value per share, price to sales, price to cash flow, and dividend yield.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 74.



     - Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.



     - Market Risk - Growth Securities - Growth securities are purchased primarily because the Manager believes that they will experience relatively rapid earnings growth. Growth securities are often more sensitive to market fluctuations, since their market prices tend to place greater emphasis on future earnings expectations. These risks are particularly pronounced for the Fund, which invests primarily in growth securities.



     - Derivatives Risk - The Fund's use of derivatives involves risks different from, or greater than, risks associated with direct investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underling asset.



     - Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.



     - Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.



     Other principal risks of an investment in the Fund include Leveraging Risk (e.g., magnified risks from use of derivatives), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling underlying Fund investments), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                   GMO INTERNATIONAL GROWTH FUND



PERFORMANCE


     As of the date of this Prospectus, the Fund had not yet completed a full calendar year of operations.



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the fund.



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.54%
  Shareholder service fee                                                                   0.15%
  Other expenses(1)                                                                             %
  Total annual operating expenses(1)                                                            %
  Expense reimbursement(2)                                                                      %
  Net annual expenses(1)                                                                        %



(1) Based on estimated amounts for the Fund's first fiscal year.


(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.54% of the Fund's average daily net assets.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class III



       * After reimbursement

 GMO CURRENCY HEDGED
    INTERNATIONAL EQUITY FUND
Fund Inception Date: 6/30/95

                                                                              FUND CODES
                                                              ------------------------------------------
                                                                         Ticker    Symbol       Cusip
                                                                         ------  ----------  -----------
                                                              Class III  GMOCX   CurHgIntEq  362007 58 5
                                                              Class IV   GMHFX   CurHgIntEq  362008 81 5


INVESTMENT OBJECTIVE


High total return.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund invests to varying extents in other GMO Funds ("underlying funds"), including International Disciplined Equity Fund, International Intrinsic Value Fund and International Growth Fund. Under normal market conditions, the Fund will invest at least 80% of its net assets in equity investments. The Fund's assets are allocated among the underlying funds based on the Manager's analysis of the relative attractiveness of value versus growth investing styles, measured primarily by the discount at which value stocks trade relative to growth stocks generally, as well as on the Manager's predicted returns of the two styles in the markets. In a value/growth neutral position, the Manager will allocate among the underlying funds based on the Manager's evaluation of (i) the underlying funds' investments in individual stocks; (ii) the underlying funds' weighting of investments in particular countries or regions; and (iii) the expected costs of investment alternatives. The Manager uses fundamental investment principles and quantitative applications to create forecasted returns for currencies, examining factors such as relative valuations, export and producer price parity, balance of payments and interest rates. The Fund will look through to the underlying funds' holdings to measure base currency exposure and then attempt to apply a currency overlay to hedge at least 70% of the foreign currency exposure in the underlying funds' investments back to the U.S. dollar. In addition, the Fund may take active positions relative to a fully hedged benchmark.



     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money instruments. In pursuing its investment strategy, the fund intends to (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts.



BENCHMARK


     The fund's current benchmark is the MSCI Europe, Australia, Far East ("EAFE") Index (Hedged), a large capitalization international stock index that is currency-hedged into U.S. dollars, which is independently maintained and published by Morgan Stanley Capital International.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 74.



     - Risks of a Fund of Funds - Because the Fund invests in other funds, the most significant risk of an investment in the Fund is the risk that one or more underlying funds will not perform as expected or will underperform other similar funds. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying funds.



     - Market Risk - Equity Securities - Investments by underlying funds in equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The possibility that stock market prices in general will decline over short or extended periods subjects underlying funds to unpredictable declines in the value of their shares, as well as periods of poor performance.



     - Foreign Investment Risk - Investments by underlying funds in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.



     - Derivatives Risk - The Fund's and underlying funds' use of derivatives involves risks different from, or greater than, risks associated with direct investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underling asset.



     Other principal risks of an investment in the Fund include Leveraging Risk (e.g., magnified risks from use of derivatives), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling underlying Fund investments), Currency Risk (e.g., risk that fluctuations in value of non-dollar denominated Fund investments negatively affect the value of such holdings), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                             GMO CURRENCY HEDGED
                                                       INTERNATIONAL EQUITY FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of two broad-based indexes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative indexes do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                      ANNUAL TOTAL RETURN/Class III Shares


                            Years Ending December 31

[Graph]

                                                              CURRENCY HEDGED INTERNATIONAL CORE FUND(%)
                                                              ------------------------------------------
1996                                                                             15.28
1997                                                                             12.90
1998                                                                              7.29
1999                                                                             20.91
2000                                                                              9.89
2001                                                                             -5.27


                        Highest Quarter: 17.38% (1Q1998)


                        Lowest Quarter: -19.29% (3Q1998)


                      Year-to-Date (as of 3/31/02): 5.68%



                          AVERAGE ANNUAL TOTAL RETURNS


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      6/30/95
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              -5.27%     8.8%        N/A      11.14%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                  -12.13%    1.72%        N/A       5.10%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                     -3.27%    3.83%        N/A       6.29%
----------------------------------------------------------------------------
 MSCI EAFE (HEDGED)              -15.88%    7.58%        N/A      10.97%
----------------------------------------------------------------------------
 MSCI EAFE(#)                    -21.44%    0.89%        N/A       2.87%
----------------------------------------------------------------------------



(#) The MSCI Europe, Australia and Far East ("EAFE") Index is a well-known large capitalization international stock index, which is independently maintained and published by Morgan Stanley Capital International.



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the fund.



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III   CLASS IV
  ------------------------------------------------------------------------------------------------------------
  Management fee                                                                            0.54%       0.54%
  Shareholder service fee(1)                                                                0.15%       0.09%
  Other expenses(2)                                                                             %           %
  Total annual operating expenses(2)                                                            %           %
  Expense reimbursement(2,3)                                                                    %           %
  Net annual expenses(2)                                                                        %           %



(1) The Fund invests in Class III or Class IV Shares of underlying Funds. The shareholder service fee will be reimbursed to the extent of any indirect shareholder service fees paid in connection with the Fund's investment in shares of underlying Funds.


(2) The Fund may invest in other GMO Funds ("underlying Funds") and/or directly in securities and other investments. The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect expenses associated with the Fund's investment in underlying Funds. As described in note 3 below, the Manager will reimburse the Fund for certain direct and indirect expenses, although the Manager's maximum total expense reimbursement to the Fund is equal to 0.54% of the Fund's average daily net assets. For the fiscal year ended February 28, 2002, the Fund's annualized
indirect total net operating expenses were [    ]% for Class III Shares and
[    ]% for Class IV Shares of the Fund. Actual indirect expenses for the fiscal year ending February 28, 2003 will vary depending on a number of factors, including the percentage of the Fund's portfolio invested in underlying Funds, the particular underlying Funds and the size of those investments.


(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes (collectively, "Excluded Fund Fees and Expenses")) exceed 0.54% of the Fund's average daily net assets. In addition, the Manager shall reimburse the Fund to the extent that the sum of (i) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses), plus (ii) the amount of fees and expenses incurred indirectly by the Fund through its investment in other GMO Funds (excluding these Funds' Excluded Fund Fees and Expenses), exceeds 0.54% of the Fund's average daily net assets, subject to a maximum total reimbursement to such Fund equal to 0.54% of the Fund's average daily net assets.



EXAMPLE



     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class III
Class IV



       * After reimbursement

 GMO FOREIGN FUND
Fund Inception Date: 6/28/96

                                                                            FUND CODES
                                                              --------------------------------------
                                                                         Ticker  Symbol     Cusip
                                                                         ------  ------  -----------
                                                              Class II   GMFRX   Foreign 362007 56 9
                                                              Class III  GMOFX   Foreign 362007 55 1
                                                              Class IV   GMFFX   Foreign 362008 82 3


INVESTMENT OBJECTIVE


High total return.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund typically makes equity investments in non-U.S. companies, including any of the companies in developed and emerging markets listed in the MSCI database (approximately 4,000 companies). Under normal market conditions, the Fund will invest at least 80% of its net assets in investments tied economically to countries outside the United States. The Manager uses fundamental investment principles and quantitative applications to analyze issuers and country economics and build a value-oriented international equity portfolio. Country weights are determined by sorting countries on value measures, including price to fair value (using the Manager's dividend discount model), aggregate market price to earnings and price to book ratios. The Manager determines over and under-weightings for each country relative to the Fund's benchmark based on a cumulative value score for each country and the Manager's fundamental analysis of each country. Companies are then sorted by value measures within countries, including price to earnings, price to book, price to cash flow and yield. The Manager then uses fundamental analysis, including a review of the sector, publicly available company information, and discussions with company management, to select stocks, with a focus on the companies that rank attractively in any of these four measures and fall into the lowest third in terms of pricing. Asset growth and portfolio turnover are controlled to safeguard value added. The Fund is typically exposed to approximately 400 issuers, and seeks to outperform its benchmark by 3% per year.



     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may be exposed to emerging markets, but these investments will generally comprise less than 10% of the Fund's assets. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swaps, to adjust its foreign currency exposure.



BENCHMARK


     The Fund's benchmark is the MSCI Europe, Australia and Far East ("EAFE") Index, a large capitalization international stock index, which is independently maintained and published by Morgan Stanley Capital International.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 74.



     - Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.



     - Derivatives Risk - The Fund's use of derivatives involves risks different from, or greater than, risks associated with direct investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underling asset.



     - Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.



     - Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.



     Other principal risks of an investment in the Fund include Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling underlying Fund investments), Management Risk (e.g., risk that the Manager's techniques fail to produce desired results) and Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities).

                                                                GMO FOREIGN FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



     The Fund commenced operations as a registered investment company on June 28, 1996. Prior to that date, the Fund operated as a private investment pool with investment objectives, policies and guidelines that were substantially the same as those of the Fund. Performance of Class III Shares prior to June 28, 1996 is that of the private investment pool and reflects the pool's higher annual operating expenses. The pool was not registered as an investment company and was not subject to certain restrictions imposed on the Fund under the Investment Company Act of 1940 and the Internal Revenue Code. Had the pool been subject to these restrictions, its performance may have been adversely affected.



                      ANNUAL TOTAL RETURN/Class III Shares


                            Years Ending December 31

[Bar Graph]

                                                                            FOREIGN FUND(%)
                                                                            ---------------
1992                                                                             -4.62
1993                                                                             41.18
1994                                                                              6.50
1995                                                                             13.85
1996                                                                             14.32
1997                                                                              6.86
1998                                                                             13.95
1999                                                                             28.96
2000                                                                             -6.53
2001                                                                            -10.10


                        Highest Quarter: 16.90% (4Q1998)


                        Lowest Quarter: -12.92% (3Q1998)


                      Year-to-Date (as of 3/31/02): 4.08%



                          AVERAGE ANNUAL TOTAL RETURNS


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS II                                                       9/30/96
----------------------------------------------------------------------------
 RETURN BEFORE TAXES             -10.22%    5.63%        N/A       6.71%
----------------------------------------------------------------------------
 MSCI EAFE                       -21.44%    0.89%        N/A       1.16%
----------------------------------------------------------------------------
 CLASS III                                                      8/31/84
----------------------------------------------------------------------------
 RETURN BEFORE TAXES             -10.10%    5.70%      9.43%      15.21%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                  -10.68%    3.86%     N/A(#)      N/A(#)
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                     -5.95%    4.25%     N/A(#)      N/A(#)
----------------------------------------------------------------------------
 MSCI EAFE                       -21.44%    0.89%      4.46%      11.36%
----------------------------------------------------------------------------
 CLASS IV                                                        1/9/98
----------------------------------------------------------------------------
 RETURN BEFORE TAXES             -10.04%      N/A        N/A       6.09%
----------------------------------------------------------------------------
 MSCI EAFE                       -21.44%      N/A        N/A       1.37%
----------------------------------------------------------------------------



(#) Information on the Fund's return after taxes is unavailable prior to June 28, 1996, the date the Fund commenced operations as a registered investment company.



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the fund.



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS II   CLASS III   CLASS IV
  -----------------------------------------------------------------------------------------------------------------------
  Management fee                                                                            0.60%      0.60%       0.60%
  Shareholder service fee                                                                   0.22%      0.15%       0.09%
  Other expenses                                                                                %          %           %
  Total annual operating expenses                                                               %          %           %
  Expense reimbursement(1)                                                                      %          %           %
  Net annual expenses                                                                           %          %           %



(1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.60% of the Fund's average daily net assets.



EXAMPLE



     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class II
Class III
Class IV



       * After reimbursement

 GMO FOREIGN SMALL COMPANIES FUND
Fund Inception Date: 6/30/00


                                                                              FUND CODES
                                                              ------------------------------------------
                                                                         Ticker   Symbol       Cusip
                                                                         ------  ---------  ------------
                                                              Class III  GMFSX   ForSmCos   362 008 61 7



INVESTMENT OBJECTIVE


High total return.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund typically makes equity investments in smaller companies located or doing business outside of the U.S. Under normal market conditions, the Fund will invest at least 80% of its net assets in each of (i) investments tied economically to countries outside the United States and (ii) investments in "small companies." The Manager defines "small companies" to include the bottom 30% of the companies in a particular country as measured by total market capitalization. The Manager uses fundamental investment principles and quantitative applications to analyze issuers and country economics and build an international equity portfolio. Stocks are sorted by value measures, including price to earnings, price to book, price to cash flow and yield. The Manager then uses fundamental analysis, including a review of the sector/industry, publicly available company information, and discussions with company management, to select stocks, with a focus on the companies that rank attractively in any of these four measures and fall into the lowest third in terms of pricing. Prior to selecting a specific stock, the Manager takes into account the relative size of the foreign market in which such issuer is located and the value prospects of such market. The fund seeks to outperform it benchmark by 3% per year.



BENCHMARK


     The Fund's benchmark is the Salomon Smith Barney Extended Market Index ("EMI") World ex-U.S. Index, an independently maintained and published index which is the small capitalization stock component of the Salomon Smith Barney Broad Market Index ("BMI"). The BMI is a float-weighted index that spans 22 countries and includes the listed shares of all companies with an available market capitalization (float) of at least $100 million at the end of May each year. Companies are deleted if their float falls below $75 million. Changes are effective before the open of the first business day of July. The SSB EMI World ex-U.S. is defined as those stocks falling in the bottom 20% of the cumulative available capital in each country.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 74.



     - Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.



     - Liquidity Risk - The Fund's ability to purchase or sell securities may be hindered by a limited market or legal restrictions. Such risks are enhanced by the Fund's investments in emerging market securities and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.



     - Smaller Company Risk - The securities of companies with smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. The companies may have limited product lines, markets or financial resources or they may depend on a few key employees. In addition, the securities may trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity.



     - Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market. These risks are more pronounced for emerging market issuers, as these securities present market, credit, currency, liquidity, legal, political and other risks greater than or in addition to risks of investing in the securities of U.S. or more developed foreign country issuers.



     - Derivatives Risk - The Fund's use of derivatives involves risks different from, or greater than, risks associated with direct investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underling asset.



     - Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.



     Other principal risks of an investment in the Fund include Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                GMO FOREIGN SMALL COMPANIES FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



     The Fund commenced operations as a registered investment company on June 30, 2000. Prior to that date, the Fund was operated as a portfolio of a private investment pool with investment objectives, policies and guidelines that were substantially the same as those of the Fund. Performance information for periods prior to June 30, 2000 is that of the private investment pool, restated to reflect the Fund's higher annual operating expenses. The pool was not registered as an investment company and therefore was not subject to certain restrictions imposed by the Investment Company Act of 1940. Had the pool been subject to these restrictions, its performance may have been adversely affected.



                     ANNUAL TOTAL RETURN/Class III Shares*


                            Years Ending December 31

[Bar Graph]

                                                                    FOREIGN SMALL COMPANIES FUND %
                                                                    ------------------------------
1996                                                                             22.09
1997                                                                             -3.80
1998                                                                              4.51
1999                                                                             41.52
2000                                                                             -7.74
2001                                                                              3.66


                        Highest Quarter: 15.12% (4Q1998)


                        Lowest Quarter: -17.40% (3Q1998)


                      Year-to-Date (as of 3/31/02): 8.99%

---------------

*Performance information presented is that of the Fund's


  predecessor for all periods prior to June 30, 2000.



                           AVERAGE ANNUAL TOTAL RETURNS


                         Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      1/4/95*
----------------------------------------------------------------------------
 RETURN BEFORE TAXES               3.66%    6.35%        N/A       8.77%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                    2.65%   N/A(#)        N/A      N/A(#)
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                      2.22%   N/A(#)        N/A      N/A(#)
----------------------------------------------------------------------------
 SSB EMI WORLD EX-U.S.           -15.70%   -1.01%        N/A       1.19%
----------------------------------------------------------------------------



(#) Information on the Fund's return after taxes is unavailable prior to June 30, 2000, the date the Fund commenced operations as a registered investment company.



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the fund.



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.70%
  Shareholder service fee                                                                   0.15%
  Other expenses                                                                                %
  Total annual operating expenses                                                               %
  Expense reimbursement(1)                                                                      %
  Net annual expenses                                                                           %



(1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.70% of the Fund's average daily net assets.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class III



       * After reimbursement

 GMO INTERNATIONAL
    SMALL COMPANIES FUND
Fund Inception Date: 10/14/91


                                                                             FUND CODES
                                                              ----------------------------------------
                                                                         Ticker   Symbol      Cusip
                                                                         ------  --------  -----------
                                                              Class III  GMISX   IntSmCos  362007 52 8




INVESTMENT OBJECTIVE


High total return.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund typically makes equity investments in companies chosen from the MSCI EAFE Index plus Canada (approximately 2,500 companies). Under normal market conditions, the Fund will invest at least 80% of its net assets in investments in "small companies." The Manager defines "small companies" to include the smallest 25% of companies in a particular country based on market capitalization. The Manager uses fundamental investment principles and quantitative applications to assess countries, sectors, currencies, and stocks along value measures. Risk and return forecasts are then made using historical, current and future estimates of financial data that relate the current economic scenario to historic and future return patterns. For country valuation, the Manager monitors and evaluates price/earnings, dividend yield, price/book, price/cash flow and price/fair value. For sector valuation, the Manager monitors and evaluates capitalization. For currency valuation, the Manager monitors and evaluates export and producer price parity, balance of payments, interest rate differential and relative strength. The Manager believes these factors maintain persistent causal relationships and therefore allow the Manager to better forecast returns for stocks within different countries. The Manager then selects stocks that are most attractively valued based on these parameters.



     The Manager uses an optimization process to weigh the trade-off between a stock's return forecast and how much risk the stock adds to the portfolio, the risk and forecasted return of all active currency positions and the risk of the entire portfolio relative to the Fund's benchmark. The Fund is typically exposed to approximately 550 securities and seeks to outperform its benchmark by 3-4% per year.



     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.



BENCHMARK


     The Fund's benchmark is the Salomon Smith Barney Extended Market Index ("EMI") World ex-U.S. Index, an independently maintained and published index which is the small capitalization stock component of the Salomon Smith Barney Broad Market Index ("BMI"). The BMI is a float-weighted index that spans 22 countries and includes the listed shares of all companies with an available market capitalization (float) of at least $100 million at the end of May each year. Companies are deleted if their float falls below $75 million. Changes are effective before the open of the first business day of July. The SSB EMI World ex-U.S. is defined as those stocks falling in the bottom 20% of the cumulative available capital in each country.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 74.



     - Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.



     - Smaller Company Risk - The securities of companies with smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. The companies may have limited product lines, markets or financial resources or they may depend on a few key employees. In addition, the securities may trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity.



     - Derivatives Risk - The Fund's use of derivatives involves risks different from, or greater than, risks associated with direct investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underling asset.



     - Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.



     - Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.



     Other principal risks of an investment in the Fund include Leveraging Risk (e.g., magnified risks from use of derivatives), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling underlying Fund investments), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                               GMO INTERNATIONAL
                                                            SMALL COMPANIES FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart; if reflected, the returns would be lower. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                      ANNUAL TOTAL RETURN/Class III Shares


                            Years Ending December 31

[BAR GRAPH]

                                                                INTERNATIONAL SMALL COMPANIES FUND (%)
                                                                --------------------------------------
1992                                                                             -7.37
1993                                                                             54.95
1994                                                                              4.74
1995                                                                              4.91
1996                                                                              9.84
1997                                                                             -3.54
1998                                                                              8.50
1999                                                                             11.00
2000                                                                              2.78
2001                                                                             -6.70


                        Highest Quarter: 17.13% (1Q1998)


                        Lowest Quarter: -14.71% (3Q1998)


                      Year-to-Date (as of 3/31/02): 7.62%



                          AVERAGE ANNUAL TOTAL RETURNS


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                1 YEAR    5 YEARS   10 YEARS    INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                     10/14/91
----------------------------------------------------------------------------
 RETURN BEFORE TAXES             -8.19%    1.86%      6.63%        5.94%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                  -9.38%   -0.27%      4.85%        4.21%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                    -5.54%    0.79%      4.83%        4.26%
----------------------------------------------------------------------------
 SSB EMI WORLD EX-U.S.          -15.70%   -1.01%      2.62%        2.51%
----------------------------------------------------------------------------



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the fund.



  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)     CLASS III
  ------------------------------------------------------------------------
  Cash purchase premium (as a percentage of offering price)(1)     1.00%
  Redemption fee (as a percentage of amount redeemed)(1)           0.60%



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSET)   CLASS III
  ------------------------------------------------------------------------------------------------
  Management fee                                                                           0.60%
  Shareholder service fee                                                                  0.15%
  Other expenses                                                                               %
  Total annual operating expenses                                                              %
  Expense reimbursement(2)                                                                     %
  Net annual expenses                                                                          %



(1) Paid to and retained by the Fund to allocate portfolio transaction costs caused by shareholder activity to the shareholder generating the activity. Purchase premiums apply only to cash purchases. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially overweighted or underweighted in cash so that a redemption or purchase will not require a securities transaction. Offset/reductions are not available for transactions that are executed through brokers or agents including, without limitation, intermediary platforms.


(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.60% of the Fund's average daily net assets.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                          IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES
                                 -----------------------------------------   -----------------------------------------
                                 1 YEAR*    3 YEARS    5 YEARS    10 YEARS   1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                 -------    -------    -------    --------   -------    -------    -------    --------
Class III



            * After reimbursement

 GMO EMERGING MARKETS FUND
Fund Inception Date: 12/9/93

                                                                             FUND CODES
                                                              ----------------------------------------
                                                                         Ticker   Symbol      Cusip
                                                                         ------  --------  -----------
                                                              Class III  GMOEX   EmergMkt  362007 60 1
                                                              Class IV   GMEFX   EmergMkt  362008 79 9


INVESTMENT OBJECTIVE


High total return.



PRINCIPAL INVESTMENT STRATEGIES


    The Fund typically makes equity investments in companies traded in the securities markets of developing countries in Asia, Latin America, the Middle East, Africa and Europe. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments tied economically to "emerging markets." The Manager defines "emerging markets" to be developing countries which are not included in a "developed markets" index, such as the MSCI EAFE Index. The Manager uses fundamental investment principles and quantitative applications to build a value-oriented emerging market equity portfolio that the Manager believes can best exploit major inefficiencies between and within various emerging markets. Quantitative models used by the Manager analyze historic, current and projected financial characteristics and relate them to predicted future return patterns for countries, securities and sectors. The Manager begins with a quantitative top down analysis at the country level based on a set of value, momentum/reversal, macroeconomic and currency models, including risk and growth adjusted price-to-earnings, market momentum, GDP trends, and a currency fair value model based on real effective exchange rates. Quantitative results are overlayed by fundamental analysis of factors such as market conditions, long term trends, and paradigm shifts. The Manager employs a similar process at the individual stock level, considering factors such as price-to-book, quality, and forecast earnings momentum. Finally, sectors are analyzed at both a global and market level based on similar measures of valuation, in addition to economic sensitivities and industrial trends. On an on-going basis, the Manager monitors the economic and political conditions of the various securities markets and adjusts its strategies as markets develop or encounter setbacks.



    The Manager uses an optimization process to weigh the trade-off between a country's and stock's return forecast, how much risk the country or stock adds to the portfolio relative to the Fund's benchmark, and transaction costs. The Fund has a value bias relative to other emerging market funds. The Fund seeks to outperform its benchmark by 4% annually, over a five year period, while controlling risk relative to its benchmark. The Fund expects to add most of its value added through country selection.



    The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.



BENCHMARK


    The Fund's benchmark is the IFC Investable Composite Index, which is independently maintained and published by the International Finance Corporation and is a market capitalization-weighted index of the performance of securities listed on the stock exchange(s) of a particular country, calculated on a total return basis, which includes changes from adjusted prices, as well as cash dividends received and dividends implicit in rights issues with a subscription price below the prevailing market price. A separate index is calculated in local, U.S. dollar, and publication-base currency for 26 countries.


PRINCIPAL RISKS OF INVESTING IN THE FUND


    The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 74.



    - Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.



    - Liquidity Risk - The Fund's ability to purchase or sell securities may be hindered by a limited market or legal restrictions. Such risks are enhanced by the Fund's investments in emerging market securities and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions. Relative to the GMO Emerging Countries Fund, the Fund will generally be subject to a higher level of liquidity risk due to the nature of its investments.



    - Smaller Company Risk - The securities of companies with smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. The companies may have limited product lines, markets or financial resources or they may depend on a few key employees. In addition, the securities may trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity.



    - Derivatives Risk - The Fund's use of derivatives involves risks different from, or greater than, risks associated with direct investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underling asset.



    - Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market. These risks are more pronounced for Emerging Country issuers, as these securities present market, credit, currency, liquidity, legal, political and other risks greater than or in addition to risks of investing in the securities of U.S. or more developed foreign country issuers.



    - Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.



    Other principal risks of an investment in the Fund include Leveraging Risk (e.g., magnified risks from use of derivatives), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                       GMO EMERGING MARKETS FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart; if reflected, the returns would be lower. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                      ANNUAL TOTAL RETURN/Class III Shares


                            Years Ending December 31

[BAR GRAPH]

                                                                       EMERGING MARKETS FUND (%)
                                                                       -------------------------
1994                                                                              6.28
1995                                                                            -12.57
1996                                                                             11.64
1997                                                                             -0.10
1998                                                                            -28.88
1999                                                                             77.73
2000                                                                            -27.80
2001                                                                              9.78


                        Highest Quarter: 34.40% (2Q1999)


                        Lowest Quarter: -28.24% (2Q1998)


                      Year-to-Date (as of 3/31/02): 20.27%



                          AVERAGE ANNUAL TOTAL RETURNS


                        Periods Ending December 31, 2001



------------------------------------------------------------------------------
                                   1 YEAR    5 YEARS   10 YEARS   INCEPT.
------------------------------------------------------------------------------
 CLASS III                                                        12/9/93
------------------------------------------------------------------------------
 RETURN BEFORE TAXES                 8.03%   -0.30%        N/A       1.47%
------------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                      7.15%   -1.59%        N/A       0.41%
------------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                             4.20%   -0.82%        N/A       0.70%
------------------------------------------------------------------------------
 IFC INVESTABLE                      1.76%   -5.05%        N/A      -3.39%
------------------------------------------------------------------------------
 CLASS IV                                                          1/9/98
------------------------------------------------------------------------------
 RETURN BEFORE TAXES                 8.09%      N/A        N/A       2.22%
------------------------------------------------------------------------------
 IFC INVESTABLE                      1.76%      N/A        N/A       0.22%
------------------------------------------------------------------------------



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the fund.



  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)     CLASS III   CLASS IV
  -----------------------------------------------------------------------------------
  Cash purchase premium (as a percentage of offering price)(1)     0.80%(2)    0.80%
  Redemption fee (as a percentage of amount redeemed)(1)           0.80%(3)    0.80%(3)



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III   CLASS IV
  ------------------------------------------------------------------------------------------------------------
  Management fee                                                                            0.81%       0.81%
  Shareholder service fee                                                                   0.15%      0.105%
  Other expenses                                                                                %           %
  Total annual operating expenses                                                               %           %
  Expense reimbursement(4)                                                                      %           %
  Net annual expenses                                                                           %           %



(1) Paid to and retained by the Fund to allocate portfolio transaction costs caused by shareholder activity to the shareholder generating the activity. Purchase premiums apply only to cash purchases. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially overweighed or underweighted in cash so that a redemption or purchase will not require a securities transaction. Offset/reductions are not available for transactions that are executed through brokers or agents including, without limitation, intermediary platforms.


(2) With respect to shares purchased through third party intermediaries, the level of purchase premium charged by the Fund is 1.20%.


(3) Applies only to shares acquired on or after June 1, 1995 (including shares acquired by reinvestment of dividends or other distribution on or after such date); provided, however, that with respect to shares purchased through third-party intermediaries and shares acquired prior to March 27, 2002, the level of redemption fee charged by the Fund is 0.40%.


(4) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, transfer taxes and custodial fees) exceed 0.81% of the Fund's average daily net assets. Offset/reductions are not available for transactions that are executed through brokers or agents including, without limitation, intermediary platforms.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                          IF YOU SELL YOUR SHARES                 IF YOU DO NOT SELL YOUR SHARES
                                 -----------------------------------------   -----------------------------------------
                                 1 YEAR*    3 YEARS    5 YEARS    10 YEARS   1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                 -------    -------    -------    --------   -------    -------    -------    --------
Class III
Class IV



            * After reimbursement

 GMO EMERGING COUNTRIES FUND


Fund Inception Date: 8/29/97



                                                                              FUND CODES
                                                              ------------------------------------------
                                                                        Ticker     Symbol       Cusip
                                                                       ---------  ---------  -----------
                                                              Class
                                                              III        GMCEX               362008 85 6



INVESTMENT OBJECTIVE


High total return.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund typically makes equity investments in companies traded in the securities markets of developing countries in Asia, Latin America, the Middle East, Africa and Europe. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments tied economically to "emerging countries." The Manager defines "emerging countries" to be developing countries which are not included in a "developed markets" index, such as the MSCI EAFE Index. The Manager uses fundamental investment principles and quantitative applications to build a value-oriented emerging markets equity portfolio that the Manager believes can best exploit major inefficiencies between and within various emerging markets. Quantitative models used by the Manager analyze historic, current and projected financial characteristics and relate them to predicted future return patterns for countries, securities and sectors. The Manager begins with a quantitative top down analysis at the country level based on a set of value, momentum/reversal, macroeconomic and currency models, including risk and growth adjusted price-to-earnings, market momentum, GDP trends, and a currency fair value model based on real effective exchange rates. Quantitative results are overlayed by fundamental analysis of factors such as market conditions, long term trends, and paradigm shifts. The Manager employs a similar process at the individual stock level, considering factors such as price-to-book, quality, and forecast earnings momentum. Finally, sectors are analyzed at both a global and market level based on similar measures of valuation, in addition to economic sensitivities and industrial trends. On an ongoing basis, the Manager monitors the economic and political conditions of the various securities markets and adjusts its strategies as markets develop or encounter setbacks.



     The Manager uses an optimization process to weigh the trade-off between a country's and stock's return forecast, how much risk the country or stock adds to the portfolio relative to the Fund's benchmark, and transaction costs. The Fund has a value bias relative to other emerging market funds, while maintaining high liquidity. The Fund seeks to outperform its benchmark by 3% annually, over a five-year period, while controlling risk relative to its benchmark. The Fund expects to add most of its value added through country selection.



     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.



BENCHMARK


     The Fund's benchmark is the IFC Investable Composite Index, which is independently maintained and published by the International Finance Corporation and is a market capitalization-weighted index of the performance of securities listed on the stock exchange(s) of a particular country, calculated on a total return basis, which includes changes from adjusted prices, as well as cash dividends received and dividends implicit in rights issues with a subscription price below the prevailing market price. A separate index is calculated in local, U.S. dollar, and publication-base currency for 26 countries.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 74.



     - Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.



     - Liquidity Risk - The Fund's ability to purchase or sell securities may be hindered by a limited market or legal restrictions. Such risks are enhanced by the fact that the Fund will invest primarily in emerging market securities and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.



     - Derivatives Risk - The Fund's use of derivatives involves risks different from, or greater than, risks associated with direct investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underling asset.



     - Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market. These risks are more pronounced for Emerging Country issuers, as these securities present market, credit, currency, liquidity, legal, political and other risks greater than or in addition to risks of investing in the securities of U.S. or more developed foreign country issuers.



     - Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.



     Other principal risks of an investment in the Fund include Leveraging Risk (e.g., magnified risks from use of derivatives), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), Smaller Company Risk (e.g., magnified market risk and liquidity risk from investments in companies with small capitalization), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                     GMO EMERGING COUNTRIES FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees in effect through December 31, 2001 are not reflected in the bar chart; if reflected, the returns would be lower. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                      ANNUAL TOTAL RETURN/Class III Shares


                            Year Ending December 31

[Graph]

                                                                      EMERGING COUNTRIES FUND (%)
                                                                      ---------------------------
1998                                                                            -24.03
1999                                                                             94.69
2000                                                                            -28.51
2001                                                                              6.03


                        Highest Quarter: 60.80% (2Q1999)


                        Lowest Quarter: -28.87% (2Q1998)


                      Year-to-Date (as of 3/31/02): 22.25%



                          AVERAGE ANNUAL TOTAL RETURNS


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      8/29/97
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              4.34%       N/A        N/A      -2.47%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   3.99%       N/A        N/A      -2.95%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                          1.98%       N/A        N/A      -2.28%
----------------------------------------------------------------------------
 IFC INVESTABLE                   1.76%       N/A        N/A      -6.30%
----------------------------------------------------------------------------



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the fund.



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.65%
  Shareholder service fee                                                                   0.15%
  Other expenses                                                                                %
  Total annual operating expenses                                                               %
  Expense reimbursement(1)                                                                      %
  Net annual expenses                                                                           %



(1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, transfer taxes and custodial fees (collectively, "Excluded Fund Fees and Expenses")) exceed 0.65% of the Fund's average daily net assets. In addition, the Manager shall reimburse the Fund to the extent that the sum of (i) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses), and (ii) the amount of shareholder service fees, interest expense and custodial fees, exceeds 1.25% of the Fund's average daily net assets.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class III



       * After reimbursement

 GMO ASIA FUND
Fund Inception Date: 2/18/98


                                                                            FUND CODES
                                                              ---------------------------------------
                                                                         Ticker  Symbol      Cusip
                                                                         ------  ------   -----------
                                                              Class III  GMASX   Asia     362008 75 7



INVESTMENT OBJECTIVE


High total return.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund typically makes equity investments in companies traded in Asian countries other than Japan. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments tied economically to Asia. The Manager uses fundamental investment principles and quantitative applications to build an Asian equity portfolio that the Manager believes can best exploit major inefficiencies between and within various Asian markets. The Manager begins with a quantitative top down analysis at the country level based on a set of value, momentum/reversal, macroeconomic and currency models, including risk and growth adjusted price-to-earnings, market momentum, GDP trends, and a currency fair value model based on real effective exchange rates. Quantitative results are overlayed by fundamental analysis of factors such as market conditions, long term trends, and paradigm shifts. The Manager employs a similar process at the individual stock level and sector level, considering factors such as fair value, earnings and price momentum, price-to-cash flows and measures of neglect. On an ongoing basis, the Manager monitors the economic and political conditions of the various securities markets and adjusts its strategies as markets develop or encounter setbacks.



     The Manager uses an optimization process to weigh the trade-off between a country's and stock's return forecast, how much risk the country or stock adds to the portfolio relative to the Fund's benchmark, and transaction costs. The Fund is typically exposed to approximately 100 securities and seeks to outperform its benchmark by 4% annually, over a five-year period.



     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments and related investment techniques to (i) hedge equity exposure; (ii) replace direct investing; (iii) to manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, nor to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.



BENCHMARK


     The Fund's benchmark is the GMO Asia 7 Index, an index maintained by the Manager and composed of the IFC Investable Composite Indexes (each is independently maintained and published by the International Finance Corporation and is a market capitalization-weighted index of the performance of securities listed on the stock exchange(s) of a particular country, calculated on a total return basis, which includes changes from adjusted prices, as well as cash dividends received and dividends implicit in rights issues with a subscription price below the prevailing market price), equally weighted, for seven Asian countries (China, Indonesia, Korea, Malaysia, the Philippines, Taiwan, and Thailand).



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 74.



     - Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.



     - Liquidity Risk - The Fund's ability to purchase or sell securities may be hindered by a limited market or legal restrictions. Such risks are enhanced by the fact that the Fund will invest primarily in emerging market securities and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.



     - Derivatives Risk - The Fund's use of derivatives involves risks different from, or greater than, risks associated with direct investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underling asset.



     - Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market. These risks are more pronounced for Emerging Country issuers, as these securities present market, credit, currency, liquidity, legal, political and other risks greater than or in addition to risks of investing in the securities of U.S. or more developed foreign country issuers.



     - Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.



     - Concentration Risk - There is an increased risk involved in concentrating investments in a small number of industries or countries. For instance, funds that invest significant portions of their assets in concentrated geographic areas are more susceptible to investment factors, such as political or economic instability, affecting the region.



     Other principal risks of an investment in the Fund include Leveraging Risk (e.g., magnified risks from use of derivatives), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Smaller Company Risk (e.g., magnified market risk and liquidity risk from investments in companies with small capitalization), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                                   GMO ASIA FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart; if reflected, the returns would be lower. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                      ANNUAL TOTAL RETURN/Class III Shares


                            Years Ending December 31

[Graph]

                                                                             GMO ASIA FUND
                                                                             -------------
1999                                                                             67.50
2000                                                                            -40.86
2001                                                                             -3.30


                        Highest Quarter: 59.86% (2Q1999)


                        Lowest Quarter: -19.86% (3Q1999)


                      Year-to-Date (as of 3/31/02): 29.04%



                          AVERAGE ANNUAL TOTAL RETURNS


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      2/18/98
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              -4.84%      N/A        N/A      -5.45%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   -5.42%      N/A        N/A      -6.81%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                          -3.54%      N/A        N/A      -4.59%
----------------------------------------------------------------------------
 GMO ASIA 7                        3.57%      N/A        N/A      -0.39%
----------------------------------------------------------------------------
 MSCI EMF ASIA#                    5.87%      N/A        N/A      -3.97%
----------------------------------------------------------------------------



#The MSCI EMF Asia is the Asian component of an emerging market stock index that is independently maintained and published by Morgan Stanley Capital International.



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the fund.



  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)     CLASS III
  ------------------------------------------------------------------------
  Cash purchase premium (as a percentage of offering price)(1)     0.80%
  Redemption fee (as a percentage of amount redeemed)(1)           0.80%(2)



  ANNUAL FUND OPERATING EXPENSES (expenses that are paid from fund assets as a percentage of average
  DAILY NET ASSETS)                                                                                    CLASS III
  --------------------------------------------------------------------------------------------------------------
  Management fee                                                                                         0.81%
  Shareholder service fee                                                                                0.15%
  Other expenses                                                                                             %
  Total annual operating expenses                                                                            %
  Expense reimbursement(3)                                                                                   %
  Net annual expenses                                                                                        %



(1) Paid to and retained by the Fund to allocate portfolio transaction costs caused by shareholder activity to the shareholder generating the activity. Purchase premiums apply only to cash purchases. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially overweighted or underweighted in cash so that a redemption or purchase will not require a securities transaction. Offset/reductions are not available for transactions that are executed through brokers or agents including, without limitation, intermediary platforms.


(2) Shares acquired prior to March 27, 2002 will be subject to a redemption fee of 0.40%.


(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, transfer taxes and custodial fees) exceed 0.81% of the Fund's average daily net assets.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                       IF YOU SELL YOUR SHARES                    IF YOU DO NOT SELL YOUR SHARES
                              -----------------------------------------      -----------------------------------------
                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS      1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                              -------    -------    -------    --------      -------    -------    -------    --------
Class III



       * After reimbursement

 GMO TAX-MANAGED INTERNATIONAL
    EQUITIES FUND
Fund Inception Date: 7/29/98

                                                                              FUND CODES
                                                              -------------------------------------------
                                                                         Ticker    Symbol        Cusip
                                                                         ------  ----------   -----------
                                                              Class III  GTMIX   TxMngIntEq   362008 66 6


INVESTMENT OBJECTIVE


High after-tax total return.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund typically makes equity investments in companies chosen from the MSCI EAFE Index and the IFC Global Emerging Markets Index (approximately 2,000 companies). Under normal market conditions, the Fund will invest at least 80% of its net assets in equity investments. The Manager uses a disciplined quantitative approach combined with fundamental investment principles to build a portfolio with broad international equity exposure, while minimizing tax costs and controlling risk relative to the benchmark. To identify the most promising opportunities for long-term growth, the Manager uses quantitative applications, including a global industry model to analyze the investment characteristics of various global industries, sector models to review stocks with common investment characteristics and country selection models to provide target country weights by assessing economic strengths, export competitiveness, corporate profitability and other variables. The Manager then uses four investment models, including the Manager's dividend discount model, to select individual stocks.



     The Fund's portfolio is constructed using an optimization process to weigh risk with respect to sector weights, market capitalization and other portfolio characteristics. Tax effects of proposed trades are examined on a lot-by-lot basis and trades are executed by a specialist in taxable trading. The Fund will typically be exposed to approximately 450 securities and seeks to outperform its benchmark by 2.5% to 3.5% after tax, per year, net of fees.



     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may be exposed to emerging markets, but these investments will generally comprise less than 15% of the Fund's assets. The Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives and related instruments to: (i) hedge equity exposure; (ii) replace direct investing; (iii) to manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.



BENCHMARK


     The Fund's benchmark is the EAFE Index (After Tax), which is computed by the Manager by applying a 40% tax (credit) on short-term realized capital gains (losses), a 40% tax on income, and a 20% tax (credit) on long-term realized capital gains (losses) on the securities comprised in MSCI Europe, Australia and Far East ("EAFE") Index, a large capitalization international stock index, which is independently maintained and published by Morgan Stanley Capital International.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 74.



     - Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.



     - Derivatives Risk - The Fund's use of derivatives involves risks different from, or greater than, risks associated with direct investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underling asset.



     - Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.



     - Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.



     Other principal risks of an investment in the Fund include Leveraging Risk (e.g., magnified risks from use of derivatives), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling underlying Fund investments), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                   GMO TAX-MANAGED INTERNATIONAL
                                                                   EQUITIES FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



               ANNUAL TOTAL RETURN/Class III Shares (Before Tax)


                            Years Ending December 31

[GRAPH]

                                                                TAX-MANAGED INTERNATIONAL EQUITIES FUND
                                                                ---------------------------------------
1999                                                                             15.25
2000                                                                             -4.29
2001                                                                             -8.71


                        Highest Quarter: 9.83% (2Q1999)


                        Lowest Quarter: -10.77% (3Q2001)


                      Year-to-Date (as of 3/31/02): 6.35%



                          AVERAGE ANNUAL TOTAL RETURNS


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      7/29/98
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              -8.71%      N/A        N/A       0.66%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   -9.65%      N/A        N/A       0.11%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                     -5.11%      N/A        N/A       0.35%
----------------------------------------------------------------------------
 EAFE INDEX (AFTER TAX)          -21.35%      N/A        N/A      -4.17%
----------------------------------------------------------------------------
 MSCI EAFE                       -21.44%      N/A        N/A      -3.68%
----------------------------------------------------------------------------



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the fund.



  ANNUAL FUND OPERATING EXPENSES (expenses that are paid from fund assets as a percentage of average
  DAILY NET ASSETS)                                                                                    CLASS III
  --------------------------------------------------------------------------------------------------------------
  Management fee                                                                                         0.54%
  Shareholder service fee                                                                                0.15%
  Other expenses                                                                                             %
  Total annual operating expenses                                                                            %
  Expense reimbursement(2)                                                                                   %
  Net annual expenses                                                                                        %



(1) Most redemption requests honored in whole or part by a distribution in-kind of securities instead of cash, at the sole discretion of the Manager.


(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.54% of the Fund's average daily net assets.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class III



       * After reimbursement

                               FIXED INCOME FUNDS

     The Funds in this category invest to a substantial extent in fixed income securities. These are obligations of the issuer to make payments of principal and/or interest on future dates, and include bonds, notes and asset-backed securities. For these purposes, a bond refers to any fixed income obligation with an original maturity of two years or more, as well as "synthetic" bonds created by the Manager by combining a futures contract or option on a fixed income security with cash, a cash equivalent or another fixed income security. If the issuer or guarantor of a fixed income security is a foreign government or an agency or political subdivision, the obligation is often referred to as sovereign debt. The Manager will employ a variety of techniques to adjust the sensitivity of a Fund's value to changes in interest rates. This sensitivity is often measured by, and correlates strongly to, the portfolio's duration. The duration of a fixed income security is the weighted average maturity, expressed in years, of the present value of all expected future cash flows, including interest payments and principal repayments. For example, for a bond with a 6% coupon that matures in five years with a 6% yield, duration would be 4.39 years. The Emerging Countries referred to below include less developed countries in Asia, Latin America, the Middle East, Africa and Europe.

 GMO DOMESTIC BOND FUND
Fund Inception Date: 8/18/94

                                                                              FUND CODES
                                                              ------------------------------------------
                                                                         Ticker    Symbol       Cusip
                                                                         ------  ----------  -----------
                                                              Class III  GMDBX    DomestBd   362007 41 1





INVESTMENT OBJECTIVE


High total return.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund seeks exposure primarily to U.S. investment-grade (Baa3/BBB- or better as rated by Moody's Investors Service/Standard & Poor's) bonds, including U.S. government securities, asset-backed securities issued by U.S. government agencies, convertible bonds and asset-backed securities of private issuers. Under normal market conditions, the Fund will invest at least 80% of its net assets in each of (i) bond investments and (ii) investments tied economically to the United States. The Fund intends to achieve this exposure directly, or indirectly by investing a significant portion of its assets in shares of the GMO Alpha LIBOR Fund. The GMO Alpha LIBOR Fund primarily invests in relatively high quality, low volatility fixed income instruments, including asset-backed securities issued by a range of governmental (including federal, state, local and foreign governments) and private issuers (see "Investment by Certain Funds in GMO Alpha LIBOR Fund" on page 109). The Fund may also expose a portion of its assets to foreign credit, and may invest some of its assets in lower-rated securities. The Fund may make use of a wide variety of exchange-traded and over-the-counter derivative instruments to implement its strategy, including creating synthetic bonds to replace a direct investment. The Fund seeks to outperform its benchmark by 0.25% per year, net of fees, while maintaining a low level of risk relative to the benchmark.



     The Manager employs fundamental research techniques to identify bond investments which have high relative yield spreads and which the Manager believes are undervalued. The Manager also considers issue-specific risk in the selection process. The Manager employs competitive trading practices to help ensure that the Fund receives the best available prices and monitors credit risk in the portfolio. The Fund's portfolio will generally have a duration of four to six years, similar to the duration of the Fund's benchmark.



BENCHMARK


     The Fund's benchmark is the Lehman Brothers Government Bond Index, an independently maintained and published U.S. government bond index.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 74.



     - Market Risk - Fixed Income Securities - The value of the Fund's investments in fixed income securities will typically change as interest rates fluctuate. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities. In addition, a related market risk exists for the Fund, which invests to a material extent in asset-backed securities that may be prepaid or the collateral of which may experience a default or downgrade. The Fund will also be exposed to additional market risk since it may also invest to a material extent in debt securities paying no interest.



     - Derivatives Risk - The use of derivatives involves risks different from, or greater than, investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underlying asset.



     Other principal risks of an investment in the Fund include Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), Leveraging Risk (e.g., magnified risks from use of derivatives), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                          GMO DOMESTIC BOND FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                      ANNUAL TOTAL RETURN/Class III Shares


                            Years Ending December 31

[Graph]

                                                                        DOMESTIC BOND FUND (%)
                                                                        ----------------------
1995                                                                             18.57
1996                                                                              3.04
1997                                                                              9.96
1998                                                                              8.05
1999                                                                             -1.79
2000                                                                             14.26
2001                                                                              7.44


                        Highest Quarter: 6.35% (2Q1995)


                        Lowest Quarter: -2.37% (1Q1996)


                      Year-to-Date (as of 3/31/02): -0.42%



                          AVERAGE ANNUAL TOTAL RETURNS


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      8/18/94
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              7.44%     7.45%        N/A       7.79%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   3.90%     4.15%        N/A       4.57%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                          4.82%     4.39%        N/A       4.71%
----------------------------------------------------------------------------
 LEHMAN GOVERNMENT BOND           7.23%     7.40%        N/A       7.73%
----------------------------------------------------------------------------



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the fund.



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.10%
  Shareholder service fee                                                                   0.15%
  Other expenses                                                                                %
  Total annual operating expenses                                                               %
  Expense reimbursement(1)                                                                      %
  Net annual expenses(2)                                                                        %



(1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.10% of the Fund's average daily net assets.


(2) Expense ratios reflect the inclusion of interest expense incurred as a result of entering into reverse repurchase agreements. For the fiscal year ended February 28, 2002, net annual operating expenses (before addition of interest
expense), interest expense, and net annual expenses were [    ]%, [    ]% and
[    ]%, respectively.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class III



       * After reimbursement

 GMO CORE PLUS BOND FUND
Fund Inception Date: 4/30/97

                                                                             FUND CODES
                                                              -----------------------------------------
                                                                         Ticker   Symbol       Cusip
                                                                         ------  ---------  -----------
                                                              Class III  GUGAX   CorePlusBd 362008 60 9


INVESTMENT OBJECTIVE


High total return.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund seeks exposure primarily to U.S. bond investments (principally U.S. government securities and asset-backed securities issued by U.S. government agencies and private issuers), but also seeks to add to the return of its U.S. investments through exposure to foreign bond and currency markets. Under normal market conditions, the Fund will invest at least 80% of its net assets in bond investments. The Fund may achieve U.S. bond market exposure by investing in the GMO Alpha LIBOR Fund, exchange-traded and over-the-counter derivatives (including to create "synthetic" bonds), and/or U.S. government securities (including asset-backed securities issued by U.S. government agencies) and other U.S. dollar-denominated fixed income investments (including investment grade bonds, convertible bonds, collateralized bonds, and asset-backed securities of private issuers). The GMO Alpha LIBOR Fund primarily invests in relatively high quality, low volatility fixed income instruments, including asset-backed securities issued by a range of governmental (including federal, state, local and foreign governments) and private issuers (see "Investments by Certain Funds in GMO Alpha LIBOR Fund" on page 109). The Fund expects to achieve foreign bond and currency exposure primarily by investing in a combination of exchange traded and over-the-counter foreign bond and currency derivatives. The Fund may also expose a portion of its assets to lower-rated securities (also known as "junk bonds"), including the sovereign debt of Emerging Countries, and may do so by investing in the GMO Emerging Country Debt Fund ("ECDF").



     The Manager employs fundamental research techniques and quantitative applications to exploit valuation inefficiencies from the international bond and currency markets to a core U.S. bond portfolio and to determine currency and country allocations. The Manager implements these allocations by identifying undervalued securities and currencies within the relevant bond and currency markets, as well as considering risk and correlations between the various markets. Issues are selected by analyzing such factors as term structures, sector and issuer yield spreads, tracking error and embedded option features of the security universe. The core portfolio seeks to match the duration of and outperform the Fund's benchmark. The Fund's return will depend primarily on 1) the performance of U.S. bond markets, 2) the Manager's success in selecting foreign bond and currency markets to over and underweight, and 3) Manager's success in selecting undervalued issues. The Fund may use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets.



BENCHMARK


     The Fund's benchmark is the Lehman Brothers Aggregate Bond Index, an independently maintained and published index comprised of U.S. fixed rate debt issues, having a maturity of at least one year, rated investment grade or higher by Moody's Investors Service, Standard & Poor's or Fitch IBCA, Inc.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 74. In addition to the risks summarized below, as a result of the Fund's investment in ECDF, the Fund will indirectly be exposed to all of the risks of an investment in ECDF.



     - Market Risk - Fixed Income Securities - The value of the Fund's investments in fixed income securities will typically change as interest rates fluctuate. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities. In addition, a related market risk exists for the Fund, which invests in asset-backed securities that may be prepaid or the collateral of which may experience a default or downgrade. The Fund will also be exposed to additional market risk since it may also invest to a material extent in debt securities paying no interest.



     - Derivatives Risk - The use of derivatives involves risks different from, or greater than, investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underlying asset.



     - Liquidity Risk - The Fund's ability to purchase or sell securities may be hindered by a limited market or legal restrictions. Such risks are enhanced by the Fund's investments in emerging market securities and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.



     - Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.



     - Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.



     Other principal risks of an investment in the Fund include Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), Leveraging Risk (e.g., magnified risks from use of derivatives), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                         GMO CORE PLUS BOND FUND



PERFORMANCE


    The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                      ANNUAL TOTAL RETURN/Class III Shares


                            Year Ending December 31

[GRAPH]

                                                                        CORE PLUS BOND FUND (%)
                                                                        -----------------------
1998                                                                              3.87
1999                                                                             -2.38
2000                                                                             12.66
2001                                                                              9.89


                        Highest Quarter: 5.04% (4Q2000)


                        Lowest Quarter: -2.37% (1Q1999)


                      Year-to-Date (as of 3/31/02): 0.00%



                          AVERAGE ANNUAL TOTAL RETURNS


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      4/30/97
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              9.89%       N/A        N/A       7.57%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   7.36%       N/A        N/A       4.94%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                          6.00%       N/A        N/A       4.85%
----------------------------------------------------------------------------
 LEHMAN AGGREGATE BOND            8.44%       N/A        N/A       7.77%
----------------------------------------------------------------------------



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the fund.



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.25%
  Shareholder service fee(1)                                                                0.15%
  Other expenses(2)                                                                             %
  Total annual operating expenses(2)                                                            %
  Expense reimbursement(2,3)                                                                    %
  Net annual expenses(2)                                                                        %



(1) The Fund may invest in Class III shares of the Emerging Country Debt Fund. The Manager will reimburse the Fund for all shareholder service fees borne by the Fund as a result of these investments, so that the aggregate of direct and indirect shareholder service fees borne by shareholders of the Fund will not exceed 0.15%.


(2) The Fund may invest in other GMO Funds ("underlying Funds") and/or directly in securities and other investments. The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect expenses associated with the Fund's investment in underlying Funds. As described in note 3 below, the Manager will reimburse the Fund for certain direct and indirect expenses, although the Manager's maximum total expense reimbursement to the Fund is equal to 0.25% of the Fund's average daily net assets. For the fiscal year ended February 28, 2002, the Fund's annualized total net operating expenses borne indirectly were [ ]%. Actual indirect expenses for the fiscal year ending February 28, 2003 will vary depending on a number of factors, including the percentage of the Fund's portfolio invested in underlying Funds, the particular underlying Funds and the size of those investments.


(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes (collectively, "Excluded Fund Fees and Expenses")) exceed 0.25% of the Fund's average daily net assets. In addition, the Manager shall reimburse the Fund to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses), plus (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in the Emerging Country Debt Fund (excluding Emerging Country Debt Fund's Excluded Fund Fees and Expenses except for custodial fees, which shall be included for this purpose), exceeds 0.25% of the Fund's average daily net assets, subject to a maximum total reimbursement to such Fund equal to 0.25% of the Fund's average daily net assets.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class III



       * After reimbursement

 GMO INTERNATIONAL BOND FUND
Fund Inception Date: 12/22/93

                                                                             FUND CODES
                                                              ----------------------------------------
                                                                         Ticker   Symbol      Cusip
                                                                         ------  --------  -----------
                                                              Class III  GMIBX   IntlBond  362007 37 9


INVESTMENT OBJECTIVE


High total return.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund seeks exposure primarily to bonds included in the J.P. Morgan Non-U.S. Government Bond Index plus investment-grade bonds denominated in various currencies (including U.S. dollars and multi-currency units), including asset-backed securities and collateralized bonds issued by foreign governments, U.S. government agencies and private issuers. Under normal market conditions, the Fund will invest at least 80% of its net assets in bond investments. The Fund intends to achieve this exposure by coupling investments in exchange-traded and over-the-counter bond and currency derivative instruments (including to create "synthetic" bonds) with a significant investment in GMO Alpha LIBOR Fund. The GMO Alpha LIBOR Fund primarily invests in relatively high quality, low volatility fixed income instruments, including asset-backed securities issued by a range of governmental (including federal, state, local and foreign governments) and private issuers (see "Investment by Certain GMO Funds in GMO Alpha LIBOR Fund on page 109). The Fund may use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets. The Fund may also expose a portion of its assets to lower-rated securities (also known as "junk bonds"), including the sovereign debt of Emerging Countries, and may do so by investing in the GMO Emerging Country Debt Fund ("ECDF"). The Fund seeks to outperform its benchmark.



     The Manager employs fundamental research techniques and quantitative applications to measure the value of the bond and currency markets. The Manager uses these applications to determine currency and country allocations. Issues are selected by analyzing such factors as term structures, sector and issuer yield spreads, tracking error, and embedded option features of the security universe. The Manager implements these allocations by identifying undervalued issues within the relevant markets, as well as considering risk and market correlations.



BENCHMARK


     The Fund's benchmark is the J.P. Morgan Non-U.S. Government Bond Index, an independently maintained and published index composed of non-U.S. government bonds with maturities of one year or more.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 74. In addition to the risks summarized below, as a result of the Fund's investment in ECDF, the Fund will indirectly be exposed to all of the risks of an investment in ECDF.



     - Market Risk - Fixed Income Securities - The value of the Fund's investments in fixed income securities will typically change as interest rates fluctuate. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities and so may be more significant for the Fund, which may invest a substantial portion of its assets in lower-rated securities or comparable unrated securities. In addition, a related market risk exists for the Fund, which invests in asset-backed securities that may be prepaid or the collateral of which may experience a default or downgrade. The Fund will also be exposed to additional market risk since it may also invest to a material extent in debt securities paying no interest.



     - Liquidity Risk - The Fund's ability to purchase or sell securities may be hindered by a limited market or legal restrictions. Such risks are enhanced by the Fund's investments in emerging market securities and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.



     - Derivatives Risk - The use of derivatives involves risks different from, or greater than, investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underlying asset.



     - Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.



     - Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.



     Other principal risks of an investment in the Fund include Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), Leveraging Risk (e.g., magnified risks from use of derivatives), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                     GMO INTERNATIONAL BOND FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                      ANNUAL TOTAL RETURN/Class III Shares


                            Years Ending December 31

[Graph]

                                                                      INTERNATIONAL BOND FUND (%)
                                                                      ---------------------------
1994                                                                              5.16
1995                                                                             27.31
1996                                                                             16.66
1997                                                                              0.88
1998                                                                             10.79
1999                                                                             -5.48
2000                                                                             -0.27
2001                                                                             -2.61


                        Highest Quarter: 10.53% (1Q1995)


                        Lowest Quarter: -5.78% (1Q1999)


                      Year-to-Date (as of 3/31/02): -1.30%



                          AVERAGE ANNUAL TOTAL RETURNS


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                 1 YEAR   5 YEARS   10 YEARS    INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                     12/22/93
----------------------------------------------------------------------------
 RETURN BEFORE TAXES             -2.61%    0.52%        N/A        5.92%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                  -2.75%   -0.95%        N/A        3.38%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                    -1.59%   -0.16%        N/A        3.62%
----------------------------------------------------------------------------
 J.P. MORGAN NON-U.S.
  GOVERNMENT BOND                -3.60%    0.08%        N/A        3.61%
----------------------------------------------------------------------------



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the fund.



  ANNUAL FUND OPERATING EXPENSES (expenses that are paid from fund assets as a percentage of average
  DAILY NET ASSETS)                                                                                    CLASS III
  --------------------------------------------------------------------------------------------------------------
  Management fee                                                                                         0.25%
  Shareholder service fee(1)                                                                             0.15%
  Other expenses(2)                                                                                          %
  Total annual operating expenses(2)                                                                         %
  Expense reimbursement(2,3)                                                                                 %
  Net annual expenses(2)                                                                                     %



(1) The Fund may invest in Class III shares of the Emerging Country Debt Fund. The Manager will reimburse the Fund for all shareholder service fees borne by the Fund as a result of these investments, so that the aggregate of direct and indirect shareholder service fees borne by shareholders of the Fund will not exceed 0.15%.


(2) The Fund may invest in other GMO Funds ("underlying Funds") and/or directly in securities and other investments. The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect expenses associated with the Fund's investment in underlying Funds. As described in note 3 below, the Manager will reimburse the Fund for certain direct and indirect expenses, although the Manager's maximum total expense reimbursement to the Fund is equal to 0.25% of the Fund's average daily net assets. For the fiscal year ended February 28, 2002, the Fund's annualized total
net operating expenses borne indirectly were [    ]%. Actual indirect expenses
for the fiscal year ending February 28, 2003 will vary depending on a number of factors, including the percentage of the Fund's portfolio invested in underlying Funds, the particular underlying Funds and the size of those investments.


(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes, (collectively, "Excluded Fund Fees and Expenses")) exceed 0.25% of the Fund's average daily net assets. In addition, the Manager shall reimburse the Fund to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses), plus (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in the Emerging Country Debt Fund (excluding Emerging Country Debt Fund's Excluded Fund Fees and Expenses except for custodial fees, which shall be included for this purpose), exceeds 0.25% of the Fund's average daily net assets, subject to a maximum total reimbursement to such Fund equal to 0.25% of the Fund's average daily net assets.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                -------    -------    -------    --------
Class III



       * After reimbursement

 GMO CURRENCY HEDGED
    INTERNATIONAL BOND FUND
Fund Inception Date: 9/30/94

                                                                              FUND CODES
                                                              ------------------------------------------
                                                                         Ticker    Symbol       Cusip
                                                                         ------  ----------  -----------
                                                              Class III  GMHBX   CurHgIntBd  362007 34 6


INVESTMENT OBJECTIVE


High total return.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund seeks exposure primarily to bonds included in the J.P. Morgan Non-U.S. Government Bond Index (Hedged) plus investment-grade bonds denominated in various currencies (including U.S. dollars and multi-currency units), including collateralized bonds, mortgage-backed securities and asset-backed securities issued by foreign governments, U.S. government agencies and private issuers. Under normal market conditions, the Fund will invest at least 80% of its net assets in bond investments. The Fund intends to achieve this exposure by coupling investments in exchange-traded and over-the-counter bond and currency derivative instruments (including to create "synthetic" bonds) with a significant investment in the GMO Alpha LIBOR Fund. The GMO Alpha LIBOR Fund primarily invests in relatively high quality, low volatility fixed income instruments, including asset-backed securities issued by a range of governmental (including federal, state, local and foreign governments) and private issuers (see "Investment by Certain GMO Funds in GMO Alpha LIBOR Fund" on page 109). The Fund generally attempts to hedge its foreign currency exposure such that net exposure to foreign currencies typically represents 20% or less of the Fund's overall currency exposure. The Fund may also use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets. The Fund may also expose a portion of its assets to lower-rated securities (also known as "junk bonds"), including the sovereign debt of Emerging Countries, and may do so by investing in the GMO Emerging Country Debt Fund ("ECDF"). The Fund seeks to outperform its benchmark.



     The Manager employs fundamental research techniques and quantitative applications to measure the value of the bond and currency markets. The Manager uses these applications to determine currency and country allocations. Issues are selected by analyzing such factors as term structures, sector and issuer yield spreads, tracking error and embedded option features of the security universe. The Manager implements these allocations by identifying undervalued securities and currencies within the relevant bond and currency markets, as well as considering risk and market correlations.



BENCHMARK


     The Fund's benchmark is the J.P. Morgan Non-U.S. Government Bond Index (Hedged), an independently maintained and published index composed of non-U.S. government bonds with maturities of one year or more that are currency-hedged into U.S. dollars.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 74. In addition to the risks summarized below, as a result of the Fund's investment in ECDF, the Fund will indirectly be exposed to all of the risks of an investment in ECDF.



     - Market Risk - Fixed Income Securities - The value of the Fund's investments in fixed income securities will typically change as interest rates fluctuate. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities and so may be more significant for the Fund, which may invest a substantial portion of its assets in lower-rated securities or comparable unrated securities. In addition, a related market risk exists for the Fund, which invests in asset-backed securities that may be prepaid or the collateral of which may experience a default or downgrade. The Fund will also be exposed to additional market risk since it may also invest to a material extent in debt securities paying no interest.



     - Liquidity Risk - The Fund's ability to purchase or sell securities may be hindered by a limited market or legal restrictions. Such risks are enhanced by the Fund's investments in emerging market securities and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.



     - Derivatives Risk - The use of derivatives involves risks different from, or greater than, investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underlying asset.



     - Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.



     - Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.



     Other principal risks of an investment in the Fund include Leveraging Risk (e.g., magnified risks from use of derivatives), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                             GMO CURRENCY HEDGED
                                                         INTERNATIONAL BOND FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                      ANNUAL TOTAL RETURN/Class III Shares


                            Years Ending December 31

[Graph]

                                                              CURRENCY HEDGED INTERNATIONAL BOND FUND(%)
                                                              ------------------------------------------
1995                                                                             27.79
1996                                                                             23.86
1997                                                                             15.76
1998                                                                              5.67
1999                                                                              2.65
2000                                                                             12.52
2001                                                                              6.35


                        Highest Quarter: 8.50% (2Q1995)


                        Lowest Quarter: -0.47% (2Q1999)


                      Year-to-Date (as of 3/31/02): -0.11%



                          AVERAGE ANNUAL TOTAL RETURNS


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      9/30/94
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              6.35%     8.49%        N/A      12.66%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   0.82%     3.25%        N/A       7.25%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                          3.76%     4.24%        N/A       7.62%
----------------------------------------------------------------------------
 J.P. MORGAN NON-U.S. GOVERNMENT
  BOND (HEDGED)                   6.03%     8.22%        N/A      10.08%
----------------------------------------------------------------------------



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the fund.



  ANNUAL FUND OPERATING EXPENSES (expenses that are paid from fund assets as a percentage of average
  DAILY NET ASSETS)                                                                                    CLASS III
  --------------------------------------------------------------------------------------------------------------
  Management fee                                                                                         0.25%
  Shareholder service fee(1)                                                                             0.15%
  Other expenses(2)                                                                                          %
  Total annual operating expenses(2)                                                                         %
  Expense reimbursement(2,3)                                                                                 %
  Net annual expenses(2)                                                                                     %



(1) The Fund may invest in Class III shares of the Emerging Country Debt Fund. The Manager will reimburse the Fund for all shareholder service fees borne by the Fund as a result of these investments, so that the aggregate of direct and indirect shareholder service fees borne by shareholders of the Fund will not exceed 0.15%.


(2) The Fund may invest in other GMO Funds ("underlying Funds") and/or directly in securities and other investments. The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect expenses associated with the Fund's investment in underlying Funds. As described in note 3 below, the Manager will reimburse the Fund for certain direct and indirect expenses, although the Manager's maximum total expense reimbursement to the Fund is equal to 0.25% of the Fund's average daily net assets. For the fiscal year ended February 28, 2002, the Fund's annualized total net operating expenses borne indirectly were [ ]%. Actual indirect expenses for the fiscal year ending February 28, 2003 will vary depending on a number of factors, including the percentage of the Fund's portfolio invested in underlying Funds, the particular underlying Funds and the size of those investments.


(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Fund's of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes (collectively, "Excluded Fund Fees and Expenses")) exceed 0.25% of the Fund's average daily net assets. In addition, the Manager shall reimburse the Fund to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses), plus (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in the Emerging Country Debt Fund (excluding Emerging Country Debt Fund's Excluded Fund Fees and Expenses except for custodial fees, which shall be included for this purpose), exceeds 0.25% of the Fund's average daily net assets, subject to a maximum total reimbursement to such Fund equal to 0.25% of the Fund's average daily net assets.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that you investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                            1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                            -------    -------    -------    --------
Class III



       * After reimbursement

 GMO GLOBAL BOND FUND
Fund Inception Date: 12/28/95

                                                                             FUND CODES
                                                              -----------------------------------------
                                                                         Ticker   Symbol       Cusip
                                                                         ------  ---------  -----------
                                                              Class III  GMGBX   GlobalBd   362007 31 2


INVESTMENT OBJECTIVE


High total return.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund seeks exposure primarily to bonds included in the J.P. Morgan Global Government Bond Index plus investment-grade bonds denominated in various currencies (including U.S. dollars and multi-currency units), including collateralized bonds, mortgage-backed securities and asset-backed securities issued by foreign governments, U.S. government agencies and private issuers. Under normal market conditions, the Fund will invest at least 80% of its net assets in bond investments. The Fund intends to achieve this exposure by coupling investments in exchange-traded and over-the-counter bond and currency derivative instruments (including to create "synthetic" bonds) with a significant investment in GMO Alpha LIBOR Fund. The GMO Alpha LIBOR Fund primarily invests in relatively high quality, low volatility fixed income instruments, including asset-backed securities issued by a range of governmental (including federal, state, local and foreign governments) and private issuers (see "Investment by Certain GMO Funds in GMO Alpha LIBOR Fund") on page 109). The Fund may use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets. The Fund may also expose a portion of its assets to lower-rated securities (also known as "junk bonds"), including the sovereign debt of Emerging Countries, and may do so by investing in the GMO Emerging Country Debt Fund ("ECDF"). The Fund seeks to outperform its benchmark.



     The Manager employs fundamental research techniques and quantitative applications to measure the value of the bond and currency markets. The Manager uses these applications to determine currency and country allocations. Issues are selected by analyzing such factors as term structures, sector and issuer yield spreads, tracking error and embedded option features of the security universe. The Manager implements these allocations by identifying undervalued securities and currencies within the relevant bond and currency markets, as well as considering risk and correlations between the various markets.



BENCHMARK


     The Fund's benchmark is the J.P. Morgan Global Government Bond Index, an independently maintained and published index composed of government bonds of 13 developed countries, including the U.S., with maturities of one year or more.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 74. In addition to the risks summarized below, as a result of the Fund's investment in ECDF, the Fund will indirectly be exposed to all of the risks of an investment in ECDF.



     - Market Risk - Fixed Income Securities - The value of the Fund's investments in fixed income securities will typically change as interest rates fluctuate. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities and so may be more significant for the Fund, which may invest a substantial portion of its assets in lower-rated securities or comparable unrated securities. In addition, a related market risk exists for the Fund, which invests in asset-backed securities that may be prepaid or the collateral of which may experience a default or downgrade. The Fund will also be exposed to additional market risk since it may also invest to a material extent in debt securities paying no interest.



     - Liquidity Risk - The Fund's ability to purchase or sell securities may be hindered by a limited market or legal restrictions. Such risks are enhanced by the Fund's investments in emerging market securities and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.



     - Derivatives Risk - The use of derivatives involves risks different from, or greater than, investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underlying asset.



     - Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.



     - Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.



     Other principal risks of an investment in the Fund include Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Leveraging Risk (e.g., magnified risks from use of derivatives), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                            GMO GLOBAL BOND FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                      ANNUAL TOTAL RETURN/Class III Shares


                            Years Ending December 31

[Graph]

                                                                          GLOBAL BOND FUND %
                                                                          ------------------
1996                                                                             13.07
1997                                                                              6.36
1998                                                                             10.25
1999                                                                             -5.54
2000                                                                              4.38
2001                                                                             -0.62


                        Highest Quarter: 7.05% (3Q2001)


                        Lowest Quarter: -4.98% (1Q1999)


                      Year-to-Date (as of 3/31/02): -1.28%



                          AVERAGE ANNUAL TOTAL RETURNS


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                 1 YEAR   5 YEARS   10 YEARS    INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                     12/28/95
----------------------------------------------------------------------------
 RETURN BEFORE TAXES             -0.62%    2.82%        N/A        4.45%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                  -2.51%    1.10%        N/A        2.43%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                     0.02%    1.49%        N/A        2.66%
----------------------------------------------------------------------------
 J.P. MORGAN GLOBAL GOVERNMENT
  BOND                           -0.80%    2.42%        N/A        2.74%
----------------------------------------------------------------------------



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the fund.



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.19%
  Shareholder service fee(1)                                                                0.15%
  Other expenses(2)                                                                             %
  Total annual operating expenses(2)                                                            %
  Expense reimbursement(2,3)                                                                    %
  Net annual expenses(2)                                                                        %



(1) The Fund may invest in Class III shares of the Emerging Country Debt Fund. The Manager will reimburse the Fund for all shareholder service fees borne by the Fund as a result of these investments, so that the aggregate of direct and indirect shareholder service fees borne by shareholders of the Fund will not exceed 0.15%.


(2) The Fund may invest in other GMO Funds ("underlying Funds") and/or directly in securities and other investments. The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect expenses associated with the Fund's investment in underlying Funds. As described in note 3 below, the Manager will reimburse the Fund for certain direct and indirect expenses, although the Manager's maximum total expense reimbursement to the Fund is equal to 0.19% of the Fund's average daily net assets. For the fiscal year ended February 28, 2002, the Fund's annualized total net operating expenses borne indirectly were [ ]%. Actual indirect expenses for the fiscal year ending February 28, 2003 will vary depending on a number of factors, including the percentage of the Fund's portfolio invested in underlying Funds, the particular underlying Funds and the size of those investments.


(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes (collectively, "Excluded Fund Fees and Expenses")) exceed 0.19% of the Fund's average daily net assets. In addition, the Manager shall reimburse the Fund to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses), plus (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in the Emerging Country Debt Fund (excluding Emerging Country Debt Fund's Excluded Fund Fees and Expenses except for custodial fees, which shall be included for this purpose), exceeds 0.19% of the Fund's average daily net assets, subject to a maximum total reimbursement to such Fund equal to 0.19% of the Fund's average daily net assets.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class III



       * After reimbursement

 GMO EMERGING COUNTRY
    DEBT FUND
Fund Inception Date: 4/19/94

                                                                             FUND CODES
                                                              -----------------------------------------
                                                                         Ticker   Symbol       Cusip
                                                                         ------  ---------  -----------
                                                              Class III  GMCDX   EmgCntrDt  362007 27 0
                                                              Class IV   GMDFX   EmgCntrDt  362008 78 1


INVESTMENT OBJECTIVE


High total return.



PRINCIPAL INVESTMENT STRATEGIES


     The fund invests primarily in sovereign debt of developing countries in Asia, Latin America, the Middle East, Africa and Europe ("Emerging Countries"). Under normal market conditions, the Fund will invest at least 80% of its net assets in each of (i) investments tied economically to Emerging Countries and
(ii) debt investments. Typical investments include, but are not limited to, bonds (including Brady bonds), bank loans and other sovereign and local issues. Most of the Fund's holdings are typically rated below investment grade (or, if unrated, deemed of comparable quality by the Manager). The Fund may also invest in other U.S. and foreign securities, including government securities, corporate debt securities, mortgage-related and asset-backed securities and money market instruments. In addition, the Fund may acquire or hold issues that are in default and therefore not making any payments of principal or interest. The Fund may gain this exposure directly, or indirectly by investing a significant portion of its assets in shares of GMO Alpha LIBOR Fund (see "Investment by Certain Funds in GMO Alpha LIBOR Fund" on page 109). The Fund typically invests in over 25 different countries around the world, and will generally have at least 75% of its assets denominated in, or hedged into, U.S. dollars.



     The Manager emphasizes a "bottom-up" approach to examining and selecting Emerging Country securities, and uses advanced analytical techniques to seek to identify inefficiencies in the pricing of Emerging Country debt issues. In addition to investment restrictions, allocation of the Fund's investments among selected Emerging Countries will be based on other considerations, including specific security valuations, outlook for economic growth, currency exchange and interest rates, and political factors.



     In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts (including credit default swaps). Credit default swaps involve payment by one party of a specified rate in exchange for a specified payment upon a default of the underlying security during the swap period. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. To the extent the Fund does use credit default swaps, there is no assurance these will be effective or will have the desired result.



BENCHMARK


     The Fund's benchmark is the J.P. Morgan Emerging Markets Bond Index Global, an independently maintained and published index composed of debt securities of 31 countries, which includes Brady bonds, sovereign debt, and Eurodollar debt, all of which are dollar denominated.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 74.



     - Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market. These risks are more pronounced for Emerging Country issuers, as these securities present market, credit, currency, liquidity, legal, political and other risks greater than or in addition to risks of investing in the securities of U.S. or more developed foreign company issuers.



     - Liquidity Risk - The Fund's ability to purchase or sell securities may be hindered by a limited market or legal restrictions. Such risks are enhanced by the Fund's investments in emerging market securities and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.



     - Derivatives Risk - The use of derivatives involves risks different from, or greater than, investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underlying asset. Credit default swaps are difficult to value, highly susceptible to liquidity and credit risk, and only pay a return to the party seeking protection from (or otherwise "betting" on) a default, in the event of an actual default by the issuer of the underlying obligation. Credit default swaps also have documentation risk, including the risk that the parties may disagree as to the terms of the contract (e.g., the interpretation of the definition of default).



     - Credit and Counterparty Risk - The issuer or guarantor of a fixed income security may be unable or unwilling to make timely principal and interest payment. This risk may be particularly acute for emerging markets issuers or issuers of lower rated securities.



     - Market Risk - Fixed Income Securities - The value of the Fund's investments in fixed income securities will typically change as interest rates fluctuate. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities and so may be more significant for the Fund, which may invest a substantial portion of its assets in lower-rated securities or comparable unrated securities. In addition, a related market risk exists for the Fund, which invests in asset-backed securities that may be prepaid or the collateral of which may experience a default of downgrade. The Fund will also be exposed to additional market risk since it may also invest to a material extent in debt securities paying no interest.



     Other principal risks of an investment in the Fund include Interest Rate Risk (e.g., a rise in interest rates generally means a fall in existing bond prices), Leveraging Risk (e.g., magnified risks from use of derivatives), Currency Risk (e.g., risk that fluctuations in value of non-dollar denominated fund investments negatively affect the value of such holdings, Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                            GMO EMERGING COUNTRY
                                                                       DEBT FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees are not reflected in the bar chart; if reflected, the returns would be lower. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                      ANNUAL TOTAL RETURN/Class III Shares


                            Years Ending December 31

[Graph]

                                                                     EMERGING COUNTRY DEBT FUND %
                                                                     ----------------------------
1995                                                                             45.10
1996                                                                             65.71
1997                                                                             31.01
1998                                                                            -30.53
1999                                                                             32.29
2000                                                                             24.13
2001                                                                             14.19


                        Highest Quarter: 26.16% (2Q1995)


                        Lowest Quarter: -34.91% (3Q1998)


                      Year-to-Date (as of 3/31/02): 9.23%



                          AVERAGE ANNUAL TOTAL RETURNS


                        Periods Ending December 31, 2001



---------------------------------------------------------------------------------
                                       1 YEAR   5 YEARS   10 YEARS   INCEPT.
---------------------------------------------------------------------------------
 CLASS III                                                           4/19/94
---------------------------------------------------------------------------------
 RETURN BEFORE TAXES                   13.34%   11.11%        N/A      19.32%
---------------------------------------------------------------------------------
 RETURN AFTER TAXES ON DISTRIBUTIONS    7.78%    4.30%        N/A      11.51%
---------------------------------------------------------------------------------
 RETURN AFTER TAXES ON DISTRIBUTIONS
 AND SALE OF FUND SHARES                7.75%    5.65%        N/A      12.07%
---------------------------------------------------------------------------------
 J.P. MORGAN EMBI GLOBAL                1.36%    7.35%        N/A      12.97%
---------------------------------------------------------------------------------
 J.P. MORGAN EMBI GLOBAL+(#)            1.36%    7.17%        N/A      12.75%
---------------------------------------------------------------------------------
 CLASS IV                                                             1/9/98
---------------------------------------------------------------------------------
 RETURN BEFORE TAXES                   13.40%      N/A        N/A       7.72%
---------------------------------------------------------------------------------
 J.P. MORGAN EMBI GLOBAL                1.36%      N/A        N/A       6.88%
---------------------------------------------------------------------------------
 EMBI GLOBAL +(#)                       1.36%      N/A        N/A       6.54%
---------------------------------------------------------------------------------



(#) The Emerging Market Bond Index ("EMBI") Global + is a composite benchmark computed by the Manager, and represents the J.P. Morgan EMBI prior to 8/95, J.P. Morgan EMBI + through 12/31/99, and the J.P. Morgan EMBI Global thereafter.



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the fund.



  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)     CLASS III   CLASS IV
  -----------------------------------------------------------------------------------
  Cash purchase premium (as a percentage of offering price)(1)     0.50%       0.50%
  Redemption fee (as a percentage of amount redeemed)(1,2)         0.25%       0.25%



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III   CLASS IV
  ------------------------------------------------------------------------------------------------------------
  Management fee                                                                            0.35%       0.35%
  Shareholder service fee                                                                   0.15%       0.10%
  Other expenses                                                                                %           %
  Total annual operating expenses                                                               %           %
  Expense reimbursement(3)                                                                      %           %
  Net annual expenses                                                                           %           %



(1) Paid to and retained by the Fund to allocate portfolio transaction costs caused by shareholder activity to the shareholder generating the activity. Purchase premiums apply only to cash purchases. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially overweighted or underweighted in cash so that a redemption or purchase will not require a securities transaction. The redemption fee will be reduced by 50% if the Fund makes an in-kind redemption of a redeeming investor's shares. Offset/reductions are not available for transactions that are executed through brokers or agents, including, without limitation, intermediary platforms.


(2) Applies only to shares acquired on or after July 1, 1995 (including shares acquired by reinvestment of dividends or other distributions on or after such date).


(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, transfer taxes and custodial fees) exceed 0.65% of the Fund's average daily net assets.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class III
Class IV



       * After reimbursement

 GMO SHORT-TERM INCOME FUND
Fund Inception Date: 4/18/90

                                                                            FUND CODES
                                                              ---------------------------------------
                                                                         Ticker  Symbol      Cusip
                                                                         ------  ------   -----------
                                                              Class III  GMSIX    STIF    362007 47 8


INVESTMENT OBJECTIVE


Provide current income.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund seeks exposure primarily to high-quality prime commercial paper and master demand notes, high-quality corporate debt securities and high-quality debt securities backed by pools of commercial or consumer finance loans, securities issued or guaranteed by the U.S. government or its agencies, asset-backed securities issued by U.S. government agencies and private issuers, repurchase agreements, and certificates of deposit, bankers' acceptances and other bank obligations. The Fund may achieve this exposure directly, or indirectly by investing a substantial portion of its assets in the GMO Alpha LIBOR Fund. The GMO Alpha LIBOR Fund primarily invests in relatively high quality, low volatility fixed income instruments, including asset-backed securities issued by a range of governmental (including federal, state, local and foreign governments) and private issuers (see "Investment by Certain GMO Funds in GMO Alpha LIBOR Fund" on page 109). The Fund may also use derivatives. While the Fund intends to invest primarily in short-term securities, it is NOT a money market Fund, and is therefore not subject to the regulations applicable to money market funds. The Fund seeks to outperform its benchmark and provide current income to the extent consistent with the preservation of capital and liquidity.



     The Manager uses fundamental investment techniques to purchase bonds with high relative yield spreads. The Fund seeks to maintain a duration slightly longer than the three-month duration of the Fund's benchmark. While the Fund invests in high-quality instruments, the Manager may or may not dispose of a security whose rating is lowered after purchase.



BENCHMARK


     The Fund's benchmark is the Salomon Smith Barney 3 Month Treasury Bill Index, an independently maintained and published short-term bill index.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 74.



     - Market Risk - Fixed Income Securities - The value of the Fund's investments in fixed income securities will typically change as interest rates fluctuate. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities. In addition, a related market risk exists for the Fund, which invests in asset-backed securities that may be prepaid or the collateral of which may experience a default or downgrade. The Fund will also be exposed to additional market risk since it may also invest to a material extent in debt securities paying no interest.



     Other principal risks of an investment in the Fund include Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), Concentration Risk (e.g., magnified risk resulting from concentrating investments in a small number of industries or countries), Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), Leveraging Risk (e.g., magnified risks from use of derivatives), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                      GMO SHORT-TERM INCOME FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                      ANNUAL TOTAL RETURN/Class III Shares


                            Years Ending December 31

[Bar Graph]

                                                                       SHORT-TERM INCOME FUND(%)
                                                                       -------------------------
1992                                                                             5.80
1993                                                                             5.66
1994                                                                             1.60
1995                                                                             9.97
1996                                                                             5.40
1997                                                                             6.11
1998                                                                             4.49
1999                                                                             5.09
2000                                                                             7.40
2001                                                                             4.99


                        Highest Quarter: 3.23% (3Q1992)


                        Lowest Quarter: -0.21% (1Q1992)


                      Year-to-Date (as of 3/31/02): 0.63%



                          AVERAGE ANNUAL TOTAL RETURNS


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      4/18/90(#)
----------------------------------------------------------------------------
 RETURN BEFORE TAXES               4.99%    5.61%      5.63%       6.00%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                    2.70%    3.37%      3.26%       3.66%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                           3.45%    3.42%      3.36%       3.73%
----------------------------------------------------------------------------
 SSB 3-MONTH T-BILL                4.09%    5.02%      4.70%       4.97%
----------------------------------------------------------------------------



(#) For the period from April 18, 1990 until June 30, 1991, the Fund operated as a money market fund.



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the fund.



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.05%
  Shareholder service fee                                                                   0.15%
  Other expenses                                                                                %
  Total annual operating expenses                                                               %
  Expense reimbursement(1)                                                                      %
  Net annual expenses                                                                           %



(1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes) exceed 0.05% of the Fund's average daily net assets.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class III



       * After reimbursement

 GMO GLOBAL HEDGED EQUITY FUND
Fund Inception Date: 7/29/94

                                                                             FUND CODES
                                                              ----------------------------------------
                                                                         Ticker   Symbol      Cusip
                                                                         ------   ------   -----------
                                                              Class III  GGHEX     N/A     362007 44 5


INVESTMENT OBJECTIVE


High total return.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund invests primarily in shares of the GMO U.S. Equity Funds and GMO International Equity Funds (including the GMO Emerging Markets Funds) (the "underlying Funds"), or directly in equity securities of the type invested in by these Funds. Under normal market conditions, the fund will invest at least 80% of its net assets in equity investments. The Fund invests primarily in a combination of (i) global equity securities, generally held through the underlying Funds; (ii) derivative instruments intended to hedge the value of the Fund's equity positions against general movements in the equity market(s) and against changes in the value of the foreign currencies represented in the Fund's non-U.S. positions relative to the U.S. dollar; and (iii) long interest rate futures contracts intended to extend the duration of the Fund. The Fund expects to make substantial use of exchange-traded and over-the-counter derivatives and related instruments. Investors should understand that, as opposed to conventional portfolios composed of equity securities, to the extent that the Fund's hedging positions are effective, the performance of the Fund is not expected to correlate with the movements of equity markets generally. Rather, the Fund will perform more like a short-term fixed income Fund adjusted by the Manager's outperformance or underperformance of equity markets generally.



     The Fund will implement its strategy globally with a combination of U.S., international and emerging market equities. For the U.S. equity portion of the portfolio, the Fund will invest in a U.S. equity strategy that will be hedged using exchange-traded S&P 500 futures contracts. For the international equity portion of the portfolio, the Fund will invest in an international strategy that will be hedged using foreign exchange-traded futures contracts and swap contracts in which the Fund is obligated to pay the return of foreign markets in return for a U.S. dollar-based interest rate. For the emerging market equity portion of the portfolio, the Fund will invest in an emerging markets strategy that will be hedged using U.S. and foreign exchange-traded futures and swap contracts in which the Fund is obligated to pay the return of foreign markets in return for a U.S. dollar-based interest rate.



BENCHMARK


     The Fund's benchmark is the Salomon Smith Barney 3 Month Treasury Bill Index, an independently maintained and published short-term bill index.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 74.



     - Market Risk - Equity Securities - Investments by underlying funds in equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The possibility that stock market prices in general will decline over short or extended periods subjects underlying funds to unpredictable declines in the value of their shares, as well as periods of poor performance.



     - Derivatives Risk - The use of derivatives involves risks different from, or greater than, investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity and credit risk, and may not correlate in value to the relevant underlying asset.



     - Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.



     - Leveraging Risk - Certain leveraging transactions may disproportionately increase the Fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.



     Other principal risks of an investment in the Fund include Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), Currency Risk (e.g., risk that fluctuations in value of non-dollar denominated Fund investments negatively affect the value of such holdings), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                   GMO GLOBAL HEDGED EQUITY FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                      ANNUAL TOTAL RETURN/Class III Shares


                            Years Ending December 31

[BAR GRAPH]

                                                                     GLOBAL HEDGED EQUITY FUND(%)
                                                                     ----------------------------
1995                                                                              8.03
1996                                                                              4.09
1997                                                                             -1.60
1998                                                                             -7.08
1999                                                                              1.65
2000                                                                             19.37
2001                                                                             15.10


                        Highest Quarter: 8.01% (2Q1999)


                        Lowest Quarter: -4.10% (2Q1998)


                      Year-to-Date (as of 3/31/02): 4.97%



                          AVERAGE ANNUAL TOTAL RETURNS


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      7/29/94
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              15.10%    5.01%        N/A       5.05%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   12.08%    1.93%        N/A       2.70%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                           9.17%    2.52%        N/A       2.93%
----------------------------------------------------------------------------
 SSB 3-MONTH T-BILL                4.09%    5.02%        N/A       5.15%
----------------------------------------------------------------------------



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the fund.



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.50%
  Shareholder service fee(1)                                                                0.15%
  Other expenses(2)                                                                             %
  Total annual operating expenses(2)                                                            %
  Expense reimbursement(2,3)                                                                    %
  Net annual expenses(2)                                                                        %



(1) The Fund invests in Class III shares of other GMO funds ("underlying Funds"). The shareholder service fee will be reimbursed to the extent of any indirect shareholder service fees paid in connection with the Fund's investment in shares of underlying Funds.


(2) The Fund may invest in underlying Funds and/or directly in securities and other investments. The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect expenses associated with the Fund's investment in underlying Funds. As described in note 3 below, the Manager will reimburse the Fund for certain direct and indirect expenses, although the Manager's maximum total expense reimbursement to the Fund is 0.50% of the Fund's average daily net assets. For the fiscal year ended February 28, 2002, total net operating expenses borne indirectly by the
Fund were [   ]%. Actual indirect expenses for the fiscal year ending February
28, 2003 will vary depending on a number of factors, including the percentage of the Fund's portfolio invested in underlying Funds, the particular underlying Funds and the size of those investments.


(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, transfer taxes and custodial fees (collectively, "Excluded Fund Fees and Expenses")) exceed 0.50% of the Fund's average daily net assets. In addition, the Manager shall reimburse the Fund to the extent that the sum of (i) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses), plus (ii) the amount of fees and expenses incurred indirectly by the Fund through its investment in other GMO Funds (excluding these Funds' Excluded Fund Fees and Expenses), exceeds 0.50% of the Fund's average daily net assets, subject to a maximum total reimbursement to such Fund equal to 0.50% of the Fund's average daily net assets.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class III



       * After reimbursement

 GMO INFLATION INDEXED BOND FUND
Fund Inception Date: 3/31/97

                                                                             FUND CODES
                                                              -----------------------------------------
                                                                         Ticker   Symbol       Cusip
                                                                         ------  ---------  -----------
                                                              Class III  GMIIX   InfltInBd   362007 247


INVESTMENT OBJECTIVE


High total return.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund invests primarily in securities that are indexed or otherwise "linked" to general measures of inflation in the country of issue. Under normal market conditions, the Fund will invest at least 80% of its net assets in each of (i) bond investments and (ii) inflation indexed investments. The Manager defines "inflation indexed" securities as those which are "linked" to general measures of inflation because such instrument's terms, principal or interest components change with general movements of inflation in the country of issue. These bonds may be issued by the U.S. government (including government agencies), foreign governments or corporate issuers. The Fund may also seek exposure to other fixed income securities of both U.S. and foreign issuers by investing a significant portion of its assets in the GMO Alpha LIBOR Fund, by investing in exchange-traded and over-the-counter derivative instruments (including to create "synthetic" bonds), and/or by direct investments. The GMO Alpha LIBOR Fund primarily invests in relatively high quality, low volatility fixed income instruments, including asset-backed securities issued by a range of governmental (including federal, state, local and foreign governments) and private issuers (see "Investment by Certain GMO Funds in GMO Alpha LIBOR Fund" on page 109). The Fund may also expose a portion of its assets to lower-rated securities (also known as "junk bonds").



     The Manager uses fundamental investment techniques to select issues to match the Fund's duration to that of its benchmark. The Manager may use exchange-traded and over-the-counter derivative instruments to implement the Fund's strategy. The Manager seeks to identify fixed income investments that, in the opinion of the Manager, represent favorable values relative to their market prices.



BENCHMARK


     The Fund's benchmark is the Lehman Brothers Treasury Inflation Notes Index, an independently maintained and published index of inflation-indexed linked U.S. Treasury securities.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 74.



     - Market Risk - Fixed Income Securities - The value of the Fund's investments in fixed income securities will typically change as interest rates fluctuate. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities and so may be more significant for the Fund, which may invest a substantial portion of its assets in lower-rated securities or comparable unrated securities. In addition, a related market risk exists for the Fund, which invests in asset-backed securities that may be prepaid or the collateral of which may experience a default or downgrade. The Fund will also be exposed to additional market risk since it may also invest to a material extent in debt securities paying no interest.



     - Derivatives Risk - The use of derivatives involves risks different from, or greater than, investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underlying asset.



     - Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.



     - Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.



     Other principal risks of an investment in the Fund include Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), Leveraging Risk (e.g., magnified risks from use of derivatives), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                 GMO INFLATION INDEXED BOND FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                      ANNUAL TOTAL RETURN/Class III Shares


                            Year Ending December 31

[BAR GRAPH]

                                                                    INFLATION INDEXED BOND FUND(%)
                                                                    ------------------------------
1998                                                                              4.17
1999                                                                              2.70
2000                                                                             13.32
2001                                                                              8.59


                        Highest Quarter: 5.11% (1Q2001)


                        Lowest Quarter: -0.84% (4Q2001)


                      Year-to-Date (as of 3/31/02): 1.13%



                          AVERAGE ANNUAL TOTAL RETURNS


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      3/31/97
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              8.59%       N/A        N/A       6.70%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   7.03%       N/A        N/A       4.58%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                          5.31%       N/A        N/A       4.32%
----------------------------------------------------------------------------
 LEHMAN INFLATION NOTES           7.90%       N/A        N/A       6.44%
----------------------------------------------------------------------------



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the fund.



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.10%
  Shareholder service fee                                                                   0.15%
  Other expenses                                                                                %
  Total annual operating expenses                                                               %
  Expense reimbursement(1)                                                                      %
  Net annual expenses(2)                                                                        %



(1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.10% of the Fund's average daily net assets.


(2) Expense ratios reflect the inclusion of interest expense incurred as a result of entering into reverse repurchase agreements. For the fiscal year ended February 28, 2002, net annual operating expenses (before addition of interest
expense), interest expense, and net annual expenses were [    ]%, [    ]% and
[    ]%, respectively.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class III



       * After reimbursement

 GMO EMERGING COUNTRY DEBT
    SHARE FUND
Fund Inception Date: 7/20/98

                                                                               FUND CODES
                                                              ---------------------------------------------
                                                                         Ticker     Symbol         Cusip
                                                                         ------   -----------   -----------
                                                              Class III  GECDX    EmgCntrDbSh   362008 64 1






INVESTMENT OBJECTIVE


High total return.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund invests primarily in the GMO Emerging Country Debt Fund ("ECDF"), and will therefore indirectly employ ECDF's principal strategies. Under normal market conditions, the Fund will invest at least 80% of its net assets in each of (i) investments tied economically to emerging country issuers and (ii) debt investments. The Manager defines "emerging countries" to include developing countries in Asia, Latin America, the Middle East, Africa and Europe ("Emerging Countries"). The Fund may also invest in cash and high quality money market instruments. ECDF seeks to achieve its objective of high total return by seeking exposure primarily to sovereign debt of Emerging Countries. ECDF may make use of a wide variety of exchange traded and over-the-counter derivative instruments to implement its strategies (including options, futures and swap contracts), and may seek to provide some protection against defaults through the use of credit default swaps. ECDF may also use credit default swaps to take an active long or short position with respect to the likelihood of a particular issuer's default. For a discussion of the objective, principal investments and strategies and portfolio construction process for ECDF, please see "Summary of Fund Objectives and Principal Investment Strategies of Emerging Country Debt Fund" on page 54.



BENCHMARK


     The Fund's benchmark is the J.P. Morgan Emerging Markets Bond Index Global, an independently maintained and published index composed of debt securities of 31 countries, which includes Brady bonds, sovereign debt, local debt and Eurodollar debt, all of which are dollar denominated.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. The most significant risks of an investment in the Fund are the risks the Fund is exposed to through ECDF, which include those outlined in the following brief summary of the principal risks; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 74.



     - Market Risk - Fixed Income Securities - The value of the Fund's investments in fixed income securities will typically change as interest rates fluctuate. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities and so may be more significant for the Fund, which may invest a substantial portion of its assets in lower-rated securities or comparable unrated securities. In addition, a related market risk exists for the Fund, which invests in asset-backed securities that may be prepaid or the collateral of which may experience a default or downgrade. The Fund will also be exposed to additional market risk since it may also invest to a material extent in debt securities paying no interest.



     - Liquidity Risk - The Fund's ability to purchase or sell securities may be hindered by a limited market or legal restrictions. Such risks are enhanced by the Fund's investments in emerging market securities and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.



     - Derivatives Risk - The use of derivatives involves risks different from, or greater than, investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underlying asset. Credit default swaps are difficult to value, highly susceptible to liquidity and credit risk, and only pay a return to the party seeking protection from (or otherwise "betting" on) a default, in the event of an actual default by the issuer of the underlying obligation. Credit default swaps also have documentation risk, including the risk that the parties may disagree as to terms of the contract (e.g., the definition of default).



     - Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market. These risks are more pronounced for Emerging Country issuers, as these securities present market, credit, currency, liquidity, legal, political and other risks greater than or in addition to risks of investing in the securities of U.S. or more developed foreign country issuers.



     - Credit and Counterparty Risk - The issuer or guarantor of a fixed income security may be unable or unwilling to make timely principal and interest payment. This risk may be particularly acute for emerging markets issuers or issuers of lower rated securities.



     Other principal risks of an investment in the Fund include
Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), Leveraging Risk (e.g., magnified risks from use of derivatives), Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                       GMO EMERGING COUNTRY DEBT
                                                                      SHARE FUND



PERFORMANCE



     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                      ANNUAL TOTAL RETURN/Class III Shares


                            Years Ending December 31

[Bar Graph]

                                                               GMO EMERGING COUNTRY DEBT SHARE FUND (%)
                                                               ----------------------------------------
1999                                                                             32.13
2000                                                                             24.22
2001                                                                             14.25


                        Highest Quarter: 18.02% (4Q1999)


                        Lowest Quarter: -3.56% (3Q2001)


                      Year-to-Date (as of 3/31/02): 9.03%



                          AVERAGE ANNUAL TOTAL RETURNS


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      7/20/98
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              14.25%      N/A        N/A       8.06%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                    8.77%      N/A        N/A       3.14%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                           8.67%      N/A        N/A       3.88%
----------------------------------------------------------------------------
 J.P. MORGAN EMBI GLOBAL           1.36%      N/A        N/A       6.26%
----------------------------------------------------------------------------
 EMBI GLOBAL +(#)                  1.36%      N/A        N/A       5.88%
----------------------------------------------------------------------------



(#) The Emerging Market Bond Index ("EMBI") Global + is a composite benchmark computed by the Manager, and represents the J.P. Morgan EMBI prior to 8/95, J.P. Morgan EMBI + through 12/31/99, and the J.P. Morgan EMBI Global thereafter.



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the fund.



  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)     CLASS III
  ------------------------------------------------------------------------
  Cash purchase premium (as a percentage of offering price)        *(1)
  Redemption fee (as a percentage of amount redeemed)              *(1)



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee(1)                                                                         0.35%
  Shareholder service fee(1)                                                                0.15%
  Other expenses(1)                                                                             %
  Total annual operating expenses(1)                                                            %
  Expense reimbursement(1,2)                                                                    %
  Net annual expenses(1)                                                                        %



(1) The Fund invests substantially all of its assets in Emerging Country Debt Fund and indirectly bears the purchase premium, redemption fee and shareholder service fee applicable to that Fund. Total annual operating expenses represent combined fees and expenses of both funds.


(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes) exceed 0.00% of the Fund's average daily net assets.



EXAMPLE



     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class III



       * After reimbursement

                   ASSET ALLOCATION FUNDS ("FUNDS OF FUNDS")

     The Asset Allocation Funds invest primarily in other GMO Funds to provide an investor with exposure to the investments -- and attendant risks -- of the underlying Funds.

PORTFOLIO CONSTRUCTION

     The Manager uses fundamental and quantitative investment principles to provide broad exposure to asset classes or sectors ("Asset Classes") and to make optimal allocations among these Asset Classes. The Manager uses top-down valuation methodologies to allocate Fund assets into those underlying Funds whose Asset Classes the Manager believes are undervalued. The Manager considers forecasted risk, return, transaction costs and expected value-added for each of the underlying Funds when implementing the allocation strategy. Each Fund will consider whether to rebalance when cash flows occur, the investment outlook changes, or there has been a significant change in market valuation levels.

 GMO INTERNATIONAL EQUITY
    ALLOCATION FUND
Fund Inception Date: 10/11/96

                                                                            FUND CODES
                                                              ---------------------------------------
                                                                         Ticker  Symbol      Cusip
                                                                         ------  -------  -----------
                                                              Class III  GIEAX     N/A    362007 21 3






INVESTMENT OBJECTIVE


Seeks total return greater than its benchmark.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund is a fund-of-funds and invests in shares of other GMO mutual funds including primarily the GMO International Equity Funds (including the GMO Emerging Markets Fund) and the GMO Fixed Income Funds (the "underlying funds"). Under normal market conditions, the Fund will invest at least 80% of its net assets in equity investments. Depending upon the Manager's current valuation assessment of the global marketplace the Fund may own different proportions of underlying funds at different times. The Fund attempts to shift its investments in underlying funds opportunistically when the investment outlook has changed, when cash flows occur, or when there has been a significant change in market valuation levels. The Fund will typically be nearly fully exposed to equity and fixed income securities through investment in the underlying funds.


     The investment process for the Fund begins with an universe generally represented by MSCI AC World Free ex-U.S. Index. The Manager determines weightings in the underlying funds using an optimization based on long-term forecasts of relative value and risk among the major asset classes. This process analyzes country, sector and individual security levels based on factors/characteristics such as aggregated price/book, dividend yield, cash earnings, price/earnings, inflation, and interest rates, among others. Once these return and risk forecasts have been developed for each country, a similar process is run at the individual security level. This forecasted return and risk information is then adjusted to incorporate the expected value-added for each of the underlying funds which are used to implement the asset allocation portfolio. The expected value-added for each underlying fund is determined by assessing such fund's historical ability to add value as well as an analysis of what, if anything, has changed about the asset class which might cause such fund's future value-added to be higher or lower than historical levels. The Fund seeks to outperform its benchmark by 2% to 3% per year with low risk relative to its benchmark.



BENCHMARK


     The Fund's benchmark is the MSCI All Country World Free ex-U.S. Index, an international (excluding U.S. and including emerging) equity index, independently maintained and published by Morgan Stanley Capital International.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 74.



     - Risks of a Fund of Funds - Because the Fund invests in other funds, the most significant risk of an investment in the Fund is the risk that one or more underlying funds will not perform as expected or will underperform other similar funds. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying funds.



     - Foreign Investment Risk - Investments by underlying funds in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.



     - Derivatives Risk - Underlying funds may make extensive use of derivatives, which involves risks different from, or greater than risks associated with direct investments in securities.



     - Market Risk - Equity Securities - Investments by underlying funds in equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The possibility that stock market prices in general will decline over short or extended periods subjects underlying funds to unpredictable declines in the value of their shares, as well as periods of poor performance.



     - Market Risk - Fixed Income Securities - The value of an underlying fund's investments in fixed income securities will typically change as interest rates fluctuate. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities.



     Other principal risks of an investment in the Fund include Smaller Company Risk (e.g., magnified market risk and liquidity risk from investments in companies with small capitalization), Currency Risk (e.g., risk that fluctuations in value of non-dollar denominated Fund investments negatively affect the value of such holdings), Leveraging Risk (e.g., magnified risks from use of derivatives), Liquidity Risk (e.g., difficulty in purchasing and selling underlying fund investments), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                            GMO INTERNATIONAL EQUITY


                                               ALLOCATION FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                      ANNUAL TOTAL RETURN/Class III Shares


                            Years ending December 31

[BAR GRAPH]

                                                                INTERNATIONAL EQUITY ALLOCATION FUND(%)
                                                                ---------------------------------------
1997                                                                              1.74
1998                                                                              1.99
1999                                                                             26.77
2000                                                                             -6.52
2001                                                                             -5.73


                        Highest Quarter: 14.99% (4Q1998)


                        Lowest Quarter: -15.91% (3Q1998)


                      Year-to-Date (as of 3/31/02): 8.65%



                          AVERAGE ANNUAL TOTAL RETURNS


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      10/11/96
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              -5.73%    3.00%        N/A       3.39%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   -6.68%    1.10%        N/A       1.49%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                     -3.47%    1.68%        N/A       1.99%
----------------------------------------------------------------------------
 MSCI AC WORLD FREE EX-U.S.      -19.73%    0.83%        N/A       1.15%
----------------------------------------------------------------------------



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the fund.



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            *(1)
  Shareholder service fee                                                                   *(1)
  Other expenses                                                                            *(1)
  Total annual operating expenses                                                           *(1)
  Expense reimbursement(2)                                                                  *(1)
  Net annual expenses                                                                       *(1)



(1) The Fund does not charge any management fees or shareholder service fees
directly. The Fund does incur certain other direct expenses ([    ]% for the
year ended February 28, 2002), all of which are reimbursed as described in note 2 below. However, because the Fund invests primarily in underlying Funds, the Fund also incurs fees and expenses indirectly as a shareholder of the underlying Funds. The net annual operating expenses indirectly incurred by Fund for the
fiscal year ended February 28, 2002 were [    ]%.


(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes) exceed 0.00% of the Fund's average daily net assets.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class III



       * After reimbursement

 GMO WORLD EQUITY
    ALLOCATION FUND
Fund Inception Date: 6/28/96

                                                                             FUND CODES
                                                              -----------------------------------------
                                                                         Ticker   Symbol       Cusip
                                                                         ------  ---------  -----------
                                                              Class III  GMWAX      N/A     362007 17 1






INVESTMENT OBJECTIVE


Seeks total return greater than its benchmark.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund is a fund-of-funds and invests in shares of other GMO mutual funds including primarily the GMO International Equity Funds (including the GMO Emerging Markets Fund), the GMO U.S. Equity Funds, and the GMO Fixed Income Funds (the "underlying funds"). Under normal market conditions, the Fund will invest at least 80% of its net assets in equity investments. Depending upon the Manager's current valuation assessment of the global marketplace the Fund may own different proportions of underlying funds at different times. The Fund attempts to shift its investments in underlying funds opportunistically when the investment outlook has changed, when cash flows occur, or when there has been a significant change in market valuation levels. The Fund will typically be nearly fully exposed to equity and fixed income securities through investment in the underlying funds.



     The investment process for the Fund begins with an universe generally represented by the MSCI AC World Free Index. The Manager determines weightings in the underlying funds using an optimization based on long-term forecasts of relative value and risk among the major asset classes. This process analyzes country, sector and individual security levels based on factors/characteristics such as aggregated price/book, dividend yield, cash earnings, price/earnings, inflation, and interest rates, among others. Once these return and risk forecasts have been developed for each country, a similar process is run at the individual security level. This forecasted return and risk information is then adjusted to incorporate the expected value-added for each of the underlying funds which are used to implement the asset allocation portfolio. The expected value-added for each underlying fund is determined by assessing such fund's historical ability to add value as well as an analysis of what, if anything, has changed about the asset class which might cause such fund's future value-added to be higher or lower than historical levels. The Fund seeks to outperform its benchmark by 2% to 3% per year with low risk relative to its benchmark.



BENCHMARK


     The Fund's benchmark is the MSCI All Country World Free Index, a global (including U.S. and emerging) equity index, independently maintained and published by Morgan Stanley Capital International.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 74.



     - Risks of a Fund of Funds - Because the Fund invests in other funds, the most significant risk of an investment in the Fund is the risk that one or more underlying funds will not perform as expected or will underperform other similar funds. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying funds.



     - Foreign Investment Risk - Investments by underlying funds in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.



     - Derivatives Risk - Underlying funds may make extensive use of derivatives, which involves risks different from, or greater than risks associated with direct investments in securities.



     - Market Risk - Equity Securities - Investments by underlying funds in equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The possibility that stock market prices in general will decline over short or extended periods subjects underlying funds to unpredictable declines in the value of their shares, as well as periods of poor performance.



     - Market Risk - Fixed Income Securities - The value of an underlying Fund's investments in fixed income securities will typically change as interest rates fluctuate. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities.



     Other principal risks of an investment in the Fund include Smaller Company Risk (e.g., magnified market risk and liquidity risk from investments in companies with small capitalization), Currency Risk (e.g., risk that fluctuations in value of non-dollar denominated Fund investments negatively affect the value of such holdings), Leveraging Risk (e.g., magnified risks from use of derivatives), Liquidity Risk (e.g., difficulty in purchasing and selling underlying fund investments), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                  GMO WORLD EQUITY


                                                     ALLOCATION FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                      ANNUAL TOTAL RETURN/Class III Shares


                            Years Ending December 31

[Bar Graph]

                                                                   WORLD EQUITY ALLOCATION FUND (%)
                                                                   --------------------------------
1997                                                                             10.23
1998                                                                              2.73
1999                                                                             23.44
2000                                                                             -0.62
2001                                                                             -1.52


                        Highest Quarter: 14.30% (4Q1998)


                        Lowest Quarter: -15.08% (3Q1998)


                      Year-to-Date (as of 3/31/02): 8.32%



                          AVERAGE ANNUAL TOTAL RETURNS


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      6/28/96*
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              -1.52%    6.47%        N/A       6.75%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   -3.20%    3.50%        N/A       3.85%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                     -0.94%    4.20%        N/A       4.43%
----------------------------------------------------------------------------
 MSCI AC WORLD FREE              -16.20%    5.11%        N/A       5.62%
----------------------------------------------------------------------------



* The Fund commenced operations on June 28, 1996 with two classes of shares - Class I shares and Class II shares. Class I shares converted to Class III shares on January 9, 1998. Class II shares converted to Class III shares on October 16, 1996.



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the fund.



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            *(1)
  Shareholder service fee                                                                   *(1)
  Other expenses                                                                            *(1)
  Total annual operating expenses                                                           *(1)
  Expense reimbursement(2)                                                                  *(1)
  Net annual expenses                                                                       *(1)



(1) The Fund does not charge any management fees or shareholder service fees
directly. The Fund does incur certain other direct expenses ([    ]% for the
year ended February 28, 2002), all of which are reimbursed as described in note 2 below. However, because the Fund invests primarily in underlying Funds, the Fund also incurs fees and expenses indirectly as a shareholder of the underlying Funds. The net annual operating expenses indirectly incurred by Fund for the
fiscal year ended February 28, 2002 were [    ]%.


(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes) exceed 0.00% of the Fund's average daily net assets.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class III



       * After reimbursement

 GMO GLOBAL (U.S.+) EQUITY
    ALLOCATION FUND
Fund Inception Date: 11/26/96

                                                                            FUND CODES
                                                              --------------------------------------
                                                                         Ticker  Symbol     Cusip
                                                                         ------  ------  -----------
                                                              Class III  GMGEX   GMGEX   362007 14 8






INVESTMENT OBJECTIVE


Seeks total return greater than its benchmark.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund is a fund-of-funds and invests in shares of other GMO mutual funds including primarily the GMO U.S. Equity Funds, the GMO International Equity Funds (including the GMO Emerging Markets Fund) and the GMO Fixed Income Funds (the "underlying funds"). Under normal market conditions, the Fund will invest at least 80% of its net assets in equity investments. Depending upon the Manager's current valuation assessment of the global marketplace the Fund may own different proportions of underlying funds at different times. The Fund attempts to shift its investments in underlying funds opportunistically when the investment outlook has changed, when cash flows occur, or when there has been a significant change in market valuation levels. The Fund will typically be nearly fully exposed to equity and fixed income securities through investment in the underlying funds.



     The investment process for the Fund begins with an universe generally represented by the GMO Global Equity Index. The Manager determines weightings in the underlying funds using an optimization based on long-term forecasts of relative value and risk among the major asset classes. This process analyzes country, sector and individual security levels based on factors/characteristics such as aggregated price/book, dividend yield, cash earnings, price/earnings, inflation, and interest rates, among others. Once these return and risk forecasts have been developed for each country, a similar process is run at the individual security level. This forecasted return and risk information is then adjusted to incorporate the expected value-added for each of the underlying funds which are used to implement the asset allocation portfolio. The expected value-added for each underlying fund is determined by assessing such fund's historical ability to add value as well as an analysis of what, if anything, has changed about the asset class which might cause such fund's future value-added to be higher or lower than historical levels. The Fund seeks to outperform its benchmark by 2% to 3% per year with low risk relative to its benchmark.



BENCHMARK


     The Fund's benchmark is the GMO Global Equity Index a composite computed by GMO and comprised of 75% by the S&P 500 Stock Index (a U.S. large capitalization stock index, independently maintained and published by Standard & Poor's Corporation) and 25% by the MSCI AC World Free ex.-U.S. Index (an international (excluding U.S. and including emerging) equity index, independently maintained and published by Morgan Stanley Capital International).



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 74.



     - Risks of a Fund of Funds - Because the Fund invests in other funds, the most significant risk of an investment in the Fund is the risk that one or more underlying funds will not perform as expected or will underperform other similar funds. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying funds.



     - Foreign Investment Risk - Investments by underlying funds in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.



     - Derivatives Risk - Underlying funds may make extensive use of derivatives, which involves risks different from, or greater than risks associated with direct investments in securities.



     - Market Risk - Equity Securities - Investments by underlying funds in equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The possibility that stock market prices in general will decline over short or extended periods subjects underlying funds to unpredictable declines in the value of their shares, as well as periods of poor performance.



     - Market Risk - Fixed Income Securities - The value of an underlying Fund's investments in fixed income securities will typically change as interest rates fluctuate. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities.



     Other principal risks of an investment in the Fund include Smaller Company Risk (e.g., magnified market risk and liquidity risk from investments in companies with small capitalization), Currency Risk (e.g., risk that fluctuations in value of non-dollar denominated Fund investments negatively affect the value of such holdings), Leveraging Risk (e.g., magnified risks from use of derivatives), Liquidity Risk (e.g., difficulty in purchasing and selling underlying fund investments), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                       GMO GLOBAL (U.S.+) EQUITY
                                                                 ALLOCATION FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                      ANNUAL TOTAL RETURN/Class III Shares


                            Years Ending December 31

[Bar Graph]

                                                               GLOBAL (U.S.+) EQUITY ALLOCATION FUND (%)
                                                               -----------------------------------------
1997                                                                             19.90
1998                                                                              5.97
1999                                                                             19.28
2000                                                                              3.75
2001                                                                             -0.74


                        Highest Quarter: 14.22% (4Q1998)


                        Lowest Quarter: -13.52% (3Q1998)


                      Year-to-Date (as of 3/31/02): 6.34%



                          AVERAGE ANNUAL TOTAL RETURNS


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      11/16/96
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              -0.74%    9.31%        N/A       9.27%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   -1.83%    5.76%        N/A       5.63%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                      0.02%    6.36%        N/A       6.25%
----------------------------------------------------------------------------
 GMO GLOBAL EQUITY               -13.87%    8.26%        N/A       7.71%
----------------------------------------------------------------------------



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the fund.



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            *(1)
  Shareholder service fee                                                                   *(1)
  Other expenses                                                                            *(1)
  Total annual operating expenses                                                           *(1)
  Expense reimbursement(2)                                                                  *(1)
  Net annual expenses                                                                       *(1)



(1) The Fund does not charge any management fees or shareholder service fees
directly. The Fund does incur certain other direct expenses ([    ]% for the
year ended February 28, 2002), all of which are reimbursed as described in note 2 below. However, because the Fund invests primarily in underlying Funds, the Fund also incurs fees and expenses indirectly as a shareholder of the underlying Funds. The net annual operating expenses indirectly incurred by Fund for the
fiscal year ended February 28, 2002 were [    ]%.


(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes) exceed 0.00% of the Fund's average daily net assets.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class III



       * After reimbursement

 GMO GLOBAL BALANCED
    ALLOCATION FUND
Fund Inception Date: 7/29/96

                                                                            FUND CODES
                                                              ---------------------------------------
                                                                         Ticker  Symbol      Cusip
                                                                         ------  ------   -----------
                                                              Class III  GMGAX    N/A     362007 11 4






INVESTMENT OBJECTIVE


Seeks total return greater than its benchmark.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund is a fund-of-funds and invests in shares of other GMO mutual funds including the GMO International Equity Funds (including the GMO Emerging Markets Funds), the GMO Fixed Income Funds and the GMO U.S. Equity Funds (the "underlying Funds"). Depending upon the Manager's current valuation assessment of the global marketplace the Fund may own different proportions of underlying funds at different times. The Fund attempts to shift its investments in underlying funds opportunistically when the investment outlook has changed, when cash flows occur, or when there has been a significant change in market valuation levels. The Fund will typically be nearly fully exposed to equity and fixed income securities through investment in the underlying funds.


     The investment process for the Fund begins with an universe generally represented by the GMO Global Balanced Index. The Manager determines weightings in the underlying funds using an optimization based on long-term forecasts of relative value and risk among the major asset classes. This process analyzes country, sector and individual security levels based on factors/characteristics such as aggregated price/book, dividend yield, cash earnings, price/earnings, inflation, and interest rates, among others. Once these return and risk forecasts have been developed for each country, a similar process is run at the individual security level. This forecasted return and risk information is then adjusted to incorporate the expected value-added for each of the underlying funds which are used to implement the asset allocation portfolio. The expected value-added for each underlying fund is determined by assessing such fund's historical ability to add value as well as an analysis of what, if anything, has changed about the asset class which might cause such fund's future value-added to be higher or lower than historical levels. The Fund seeks to outperform its benchmark by 2% to 3% per year with low risk relative to its benchmark.



BENCHMARK


     The Fund's benchmark is the GMO Global Balanced Index, a composite benchmark computed by GMO and comprised 48.75% by the S&P 500 Stock Index (a U.S. large capitalization stock index, independently maintained and published by Standard & Poor's Corporation), 16.25% by MSCI AC World Free ex-U.S. Index (an international (excluding U.S. and including emerging) equity index, independently maintained and published by Morgan Stanley Capital International) and 35% by Lehman Brothers Aggregate Bond Index (an independently maintained and published index comprised of U.S. fixed rate debt issues, having a maturity of at least one year, rated investment grade or higher by Moody's Investors Service, Standard & Poor's or Fitch IBCA, Inc.). It reflects reinvestment of all applicable dividends, capital gains, and interest.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 74.



     - Risks of a Fund of Funds - Because the Fund invests in other funds, the most significant risk of an investment in the Fund is the risk that one or more underlying Funds will not perform as expected or will underperform other similar funds. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying funds.


     - Foreign Investment Risk - Investments by underlying funds in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.


     - Derivatives Risk - Underlying funds may make extensive use of derivatives, which involves risks different from, or greater than risks associated with direct investments in securities.


     - Market Risk - Equity Securities - Investments by underlying funds in equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The possibility that stock market prices in general will decline over short or extended periods subjects underlying funds to unpredictable declines in the value of their shares, as well as periods of poor performance.


     - Market Risk - Fixed Income Securities - The value of an underlying Fund's investments in fixed income securities will typically change as interest rates fluctuate. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities.



     Other principal risks of an investment in the Fund include Smaller Company Risk (e.g., magnified market risk and liquidity risk from investments in companies with small capitalization), Currency Risk (e.g., risk that fluctuations in value of non-dollar denominated Fund investments negatively affect the value of such holdings), Leveraging Risk (e.g., magnified risks from use of derivatives), Liquidity Risk (e.g., difficulty in purchasing and selling underlying fund investments), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                             GMO GLOBAL BALANCED
                                                                 ALLOCATION FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                      ANNUAL TOTAL RETURN/Class III Shares


                            Years Ending December 31

[Bar Graph]

                                                                  GLOBAL BALANCED ALLOCATION FUND (%)
                                                                  -----------------------------------
1997                                                                             16.05
1998                                                                              4.38
1999                                                                             10.97
2000                                                                              7.39
2001                                                                              3.74


                        Highest Quarter: 8.58% (2Q1997)


                        Lowest Quarter: -7.89% (3Q1998)


                      Year-to-Date (as of 3/31/02): 4.74%



                          AVERAGE ANNUAL TOTAL RETURNS


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      7/29/96*
----------------------------------------------------------------------------
 RETURN BEFORE TAXES               3.74%    8.41%        N/A      10.07%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                    1.91%    5.43%        N/A       7.02%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                           2.27%    5.57%        N/A       6.91%
----------------------------------------------------------------------------
 GMO GLOBAL BALANCED              -6.15%    8.35%        N/A       9.87%
----------------------------------------------------------------------------
 50% S&P 500/50% LEHMAN
  AGGREGATE BOND                  -1.67%    9.50%        N/A      10.97%
----------------------------------------------------------------------------



* The Fund commenced operations on July 29, 1996 with a single class of shares - Class I shares. Class I and Class II shares converted to Class III shares on January 9, 1998.



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the fund.



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            *(1)
  Shareholder service fee                                                                   *(1)
  Other expenses                                                                            *(1)
  Total annual operating expenses                                                           *(1)
  Expense reimbursement(2)                                                                  *(1)
  Net annual expenses                                                                       *(1)



(1) The Fund does not charge any management fees or shareholder service fees
directly. The Fund does incur certain other direct expenses ([    ]% for the
year ended February 28, 2002), all of which are reimbursed as described in note 2 below. However, because the Fund invests primarily in underlying Funds, the Fund also incurs fees and expenses indirectly as a shareholder of the underlying Funds. The net annual operating expenses indirectly incurred by Fund for the
fiscal year ended February 28, 2002 were [    ]%.


(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes) exceed 0.00% of the Fund's average daily net assets.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class III



       * After reimbursement

 GMO U.S. SECTOR FUND
Fund Inception Date: 12/31/92

                                                                             FUND CODES
                                                              ----------------------------------------
                                                                         Ticker   Symbol      Cusip
                                                                         ------  --------  -----------
                                                              Class III  GMUSX   USSector  362007 75 9


INVESTMENT OBJECTIVE


Seeks total return greater than its benchmark.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund invests primarily in the U.S. Core Fund, Growth Fund, Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Intrinsic Value Fund and REIT Fund (the "underlying Funds"). The Fund may also directly invest in common stocks. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments tied economically to the United States. Depending upon the Manager's current valuation assessment of the global marketplace the Fund may own different proportions of underlying funds at different times. The Fund attempts to shift its investments in underlying funds opportunistically when cash flows occur, when the investment outlook has changed, or when there has been a significant change in market valuation levels. The Fund will typically be nearly fully exposed to equity securities through investment in the underlying funds.



     The investment process for the Fund begins with a universe generally represented by the Wilshire 5000 Stock index. The Manager determines weightings in the underlying funds using an optimization based on long-term forecasts of relative value and risk among the major asset classes. This process analyzes sector and individual security levels based on factors/ characteristics such as aggregated price/book, price/fair value, dividend yield, cash earnings, price/earnings, inflation, and interest rates, among others. Specific to REIT valuation, the process analyzes factors such as price to fair value, price/ earnings momentum, short-term sector momentum and property type. Forecasted return and risk information is then adjusted to incorporate the expected value-added for each of the underlying funds which are used to implement the asset allocation portfolio. The expected value-added for each underlying fund is determined by assessing such fund's historical ability to add value as well as an analysis of what, if anything, has changed about the asset class which might cause such fund's future value-added to be higher or lower than historical levels. The Fund seeks to outperform its benchmark by 2% to 3% per year with low risk relative to its benchmark.



BENCHMARK


     The Fund's benchmark is the S&P 500 Stock Index, a U.S. large capitalization stock index, independently maintained and published by Standard & Poor's Corporation.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 74.



     - Risks of a Fund of Funds - Because the Fund invests in other funds, the most significant risk of an investment in the Fund is the risk that one or more underlying Funds will not perform as expected or will underperform other similar funds. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying funds.



     - Derivatives Risk - Underlying funds may make extensive use of derivatives, which involves risks different from, or greater than risks associated with direct investments in securities.



     - Market Risk - Equity Securities - Investments by underlying funds in equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The possibility that stock market prices in general will decline over short or extended periods subjects underlying funds to unpredictable declines in the value of their shares, as well as periods of poor performance.



     - Market Risk - Fixed Income Securities - The value of an underlying Fund's investments in fixed income securities will typically change as interest rates fluctuate. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities.



     Other principal risks of an investment in the Fund include Smaller Company Risk (e.g., magnified market risk and liquidity risk from investments in companies with small capitalization), Currency Risk (e.g., risk that fluctuations in value of non-dollar denominated Fund investments negatively affect the value of such holdings), Foreign Investment Risk (e.g., risks attendant to markets that may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market), Leveraging Risk (e.g., magnified risks from use of derivatives), Liquidity Risk (e.g., difficulty in purchasing and selling underlying fund investments), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                            GMO U.S. SECTOR FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                      ANNUAL TOTAL RETURN/Class III Shares


                            Years Ending December 31

[Bar Graph]

                                                                         U.S. SECTOR FUND (%)
                                                                         --------------------
1993                                                                             16.88
1994                                                                              3.27
1995                                                                             43.18
1996                                                                             18.24
1997                                                                             28.64
1998                                                                             11.64
1999                                                                             14.31
2000                                                                              9.84
2001                                                                              7.27


                        Highest Quarter: 16.09% (4Q1998)


                        Lowest Quarter: -12.52% (3Q1998)


                      Year to Date (as of 3/31/02): 4.39%



                          AVERAGE ANNUAL TOTAL RETURNS


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.*
----------------------------------------------------------------------------
 CLASS III                                                      12/31/92
----------------------------------------------------------------------------
 RETURN BEFORE TAXES               7.27%   14.10%        N/A      16.50%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                    6.06%    5.39%        N/A       9.47%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                      4.40%    7.67%        N/A      10.53%
----------------------------------------------------------------------------
 S&P 500                         -11.89%   10.70%        N/A      13.54%
----------------------------------------------------------------------------



* The Fund's performance during 2001 is positively affected by approximately 7.50% as a result of the Fund's receipt of proceeds from litigation settlements relating to securities held by the Fund during prior periods and accounted for by the Fund during 2001.



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the fund.



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)   CLASS III
  -------------------------------------------------------------------------------------------------
  Management fee                                                                            0.33%
  Shareholder service fee(1)                                                                0.15%
  Other expenses(2)                                                                             %
  Total annual operating expenses(2)                                                            %
  Expense reimbursement(2,3)                                                                    %
  Net annual expenses(2)                                                                        %



(1) The Fund invests in Class III shares of other GMO Funds ("underlying Funds"). The shareholder service fee will be reimbursed to the extent of any indirect shareholder service fees paid in connection with the Fund's investment in shares of underlying Funds.


(2) The Fund may invest in underlying Funds and/or directly in securities and other investments. The amounts indicated in the fee and expense table reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect expenses associated with the Fund's investment in underlying Funds. As described in note 3 below, the Manager will reimburse the Fund for certain direct and indirect expenses, although the Manager's maximum total expense reimbursement to the Fund is 0.50%. For the fiscal year ended February 28, 2002, total net operating expenses borne indirectly by the Fund were [ ]%.


(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other Fund's of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, transfer taxes and custodial fees (collectively, "Excluded Fund Fees and Expenses")) exceed 0.33% of the Fund's average daily net assets. In addition, the Manager shall reimburse the Fund to the extent that the sum of (i) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses), plus (ii) the amount of fees and expenses incurred indirectly by the Fund through its investment in other GMO Funds (excluding these Funds' Excluded Fund Fees and Expenses), exceeds 0.33% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.33% of the Fund's average daily net assets.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                            1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                            -------    -------    -------    --------
Class III



       * After reimbursement

                           SUMMARY OF PRINCIPAL RISKS

     The following chart identifies the Principal Risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

------------------------------------------------------------------------------------------------------------------------------
                                         MARKET RISK
                                    ---------------------
                                                 FIXED               SMALLER               FOREIGN                  NON-
                                      EQUITY     INCOME   LIQUIDITY  COMPANY  DERIVATIVES INVESTMENT CURRENCY  DIVERSIFICATION
                                    SECURITIES SECURITIES   RISK      RISK       RISK        RISK      RISK         RISK
------------------------------------------------------------------------------------------------------------------------------
 DOMESTIC EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------
 U.S. Core Fund                        --                    --                   --          --
------------------------------------------------------------------------------------------------------------------------------
 Tobacco-Free Core Fund                --                    --                   --          --
------------------------------------------------------------------------------------------------------------------------------
 Value Fund                            --                    --                   --          --                     --
------------------------------------------------------------------------------------------------------------------------------
 Intrinsic Value Fund                  --                    --                   --          --                     --
------------------------------------------------------------------------------------------------------------------------------
 Growth Fund                           --                    --                   --          --                     --
------------------------------------------------------------------------------------------------------------------------------
 Small Cap Value Fund                  --                    --        --         --          --
------------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth Fund                 --                    --        --         --          --                     --
------------------------------------------------------------------------------------------------------------------------------
 REIT Fund                             --         --         --                   --          --        --           --
------------------------------------------------------------------------------------------------------------------------------
 Tax-Managed U.S. Equities Fund        --                    --                   --                                 --
------------------------------------------------------------------------------------------------------------------------------
 Tax-Managed Small Companies Fund      --                    --        --         --                                 --
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------
 International Intrinsic Value Fund    --         --         --                   --          --        --
------------------------------------------------------------------------------------------------------------------------------
 International Disciplined Equity
  Fund                                 --         --         --                   --          --        --
------------------------------------------------------------------------------------------------------------------------------
 International Growth Fund             --         --         --                   --          --        --
------------------------------------------------------------------------------------------------------------------------------
 Currency Hedged International
  Equity Fund                          --         --         --                   --          --        --           --
------------------------------------------------------------------------------------------------------------------------------
 Foreign Fund                          --         --         --                   --          --        --           --
------------------------------------------------------------------------------------------------------------------------------
 Foreign Small Companies Fund          --         --         --        --         --          --        --
------------------------------------------------------------------------------------------------------------------------------
 International Small Companies Fund    --         --         --        --         --          --        --
------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Fund                 --         --         --        --         --          --        --           --
------------------------------------------------------------------------------------------------------------------------------
 Emerging Countries Fund               --         --         --        --         --          --        --           --
------------------------------------------------------------------------------------------------------------------------------
 Asia Fund                             --         --         --        --         --          --        --           --
------------------------------------------------------------------------------------------------------------------------------
 Tax-Managed International Equities
  Fund                                 --         --         --                   --          --        --           --
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
 FIXED INCOME FUNDS
------------------------------------------------------------------------------------------------------------------------------
 Domestic Bond Fund                    --         --         --                   --                                 --
------------------------------------------------------------------------------------------------------------------------------
 Core Plus Bond Fund                   --         --         --                   --          --        --           --
------------------------------------------------------------------------------------------------------------------------------
 International Bond Fund               --         --         --                   --          --        --           --
------------------------------------------------------------------------------------------------------------------------------
 Currency Hedged International Bond
  Fund                                 --         --         --                   --          --        --           --
------------------------------------------------------------------------------------------------------------------------------
 Global Bond Fund                      --         --         --                   --          --        --           --
------------------------------------------------------------------------------------------------------------------------------
 Emerging Country Debt Fund            --         --         --                   --          --        --           --
------------------------------------------------------------------------------------------------------------------------------
 Short-Term Income Fund                --         --         --                                                      --
------------------------------------------------------------------------------------------------------------------------------
 Global Hedged Equity Fund             --         --         --                   --          --        --           --
------------------------------------------------------------------------------------------------------------------------------
 Inflation Indexed Bond Fund           --         --         --                   --          --        --           --
------------------------------------------------------------------------------------------------------------------------------
 Emerging Country Debt Share Fund      --         --         --                   --          --        --           --
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION FUNDS
------------------------------------------------------------------------------------------------------------------------------
 International Equity Allocation
  Fund                                 --         --         --        --         --          --        --
------------------------------------------------------------------------------------------------------------------------------
 World Equity Allocation Fund          --         --         --        --         --          --        --
------------------------------------------------------------------------------------------------------------------------------
 Global (U.S.+) Equity Allocation
  Fund                                 --         --         --        --         --          --        --
------------------------------------------------------------------------------------------------------------------------------
 Global Balanced Allocation
  Fund                                 --         --         --        --         --          --        --
------------------------------------------------------------------------------------------------------------------------------
 U.S. Sector Fund                      --         --         --        --         --          --        --
------------------------------------------------------------------------------------------------------------------------------

-----------------------------------  ----------------------------------------------------

                                                               CREDIT AND
                                     CONCENTRATION LEVERAGING COUNTERPARTY   MANAGEMENT
                                         RISK         RISK        RISK          RISK
-----------------------------------  ----------------------------------------------------
 DOMESTIC EQUITY FUNDS
-------------------------------------------------------------------------------------------------------
 U.S. Core Fund                                        --          --            --
----------------------------------------------------------------------------------------------------------------------
 Tobacco-Free Core Fund                                --          --            --
------------------------------------------------------------------------------------------------------------------------------
 Value Fund                                            --          --            --
------------------------------------------------------------------------------------------------------------------------------
 Intrinsic Value Fund                                  --          --            --
------------------------------------------------------------------------------------------------------------------------------
 Growth Fund                                           --          --            --
------------------------------------------------------------------------------------------------------------------------------
 Small Cap Value Fund                                  --          --            --
------------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth Fund                                 --          --            --
------------------------------------------------------------------------------------------------------------------------------
 REIT Fund                                --           --          --            --
------------------------------------------------------------------------------------------------------------------------------
 Tax-Managed U.S. Equities Fund                        --          --            --
------------------------------------------------------------------------------------------------------------------------------
 Tax-Managed Small Companies Fund                      --          --            --
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------
 International Intrinsic Value Fund                    --          --            --
------------------------------------------------------------------------------------------------------------------------------
 International Disciplined Equity
  Fund                                                 --          --            --
------------------------------------------------------------------------------------------------------------------------------
 International Growth Fund                             --          --            --
------------------------------------------------------------------------------------------------------------------------------
 Currency Hedged International
  Equity Fund                                          --          --            --
------------------------------------------------------------------------------------------------------------------------------
 Foreign Fund                                                      --            --
------------------------------------------------------------------------------------------------------------------------------
 Foreign Small Companies Fund                                      --            --
------------------------------------------------------------------------------------------------------------------------------
 International Small Companies Fund                    --          --            --
------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Fund                                 --          --            --
------------------------------------------------------------------------------------------------------------------------------
 Emerging Countries Fund                               --          --            --
------------------------------------------------------------------------------------------------------------------------------
 Asia Fund                                --           --          --            --
------------------------------------------------------------------------------------------------------------------------------
 Tax-Managed International Equities
  Fund                                                 --          --            --
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
 FIXED INCOME FUNDS
------------------------------------------------------------------------------------------------------------------------------
 Domestic Bond Fund                                    --          --            --
------------------------------------------------------------------------------------------------------------------------------
 Core Plus Bond Fund                                   --          --            --
------------------------------------------------------------------------------------------------------------------------------
 International Bond Fund                               --          --            --
------------------------------------------------------------------------------------------------------------------------------
 Currency Hedged International Bond
  Fund                                                 --          --            --
------------------------------------------------------------------------------------------------------------------------------
 Global Bond Fund                                      --          --            --
------------------------------------------------------------------------------------------------------------------------------
 Emerging Country Debt Fund                            --          --            --
------------------------------------------------------------------------------------------------------------------------------
 Short-Term Income Fund                   --           --          --            --
------------------------------------------------------------------------------------------------------------------------------
 Global Hedged Equity Fund                             --          --            --
------------------------------------------------------------------------------------------------------------------------------
 Inflation Indexed Bond Fund                           --          --            --
------------------------------------------------------------------------------------------------------------------------------
 Emerging Country Debt Share Fund                      --          --            --
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION FUNDS
------------------------------------------------------------------------------------------------------------------------------
 International Equity Allocation
  Fund                                                 --          --            --
------------------------------------------------------------------------------------------------------------------------------
 World Equity Allocation Fund                          --          --            --
------------------------------------------------------------------------------------------------------------------------------
 Global (U.S.+) Equity Allocation
  Fund                                                 --          --            --
------------------------------------------------------------------------------------------------------------------------------
 Global Balanced Allocation
  Fund                                                 --          --            --
------------------------------------------------------------------------------------------------------------------------------
 U.S. Sector Fund                                      --          --            --
------------------------------------------------------------------------------------------------------------------------------



     Factors that may affect a particular Fund's portfolio as a whole are called "principal risks" and are summarized in this section. This summary describes the nature of these risks but is not intended to include every potential risk. All Funds could be subject to additional risks because the types of investments made by each Fund change over time. The Statement of Additional Information includes more information about the Funds and their investments.


      -- MARKET RISK. All of the Funds are subject to market risk, which is the risk of unfavorable market-induced changes in the value of the securities owned by a Fund. General market risks associated with investments in equity and fixed income securities include the following:

     EQUITY SECURITIES. A principal risk of each Fund that invests a substantial portion of its assets in equity securities is that those equity securities will decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The values of equity securities may decline for a number of reasons which directly relate to the issuing company, such as management performance, financial leverage and reduced demand for the issuer's goods or services. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions which are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

     The U.S. Equity Funds and the International Equity Funds maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects these Funds to unpredictable declines in the value of their shares, as well as periods of poor performance.


     Value Securities Risk. Some equity securities (generally referred to as "value securities") are purchased primarily because they are selling at a price lower than what is believed to be their true value and not necessarily because the issuing companies are expected to experience significant earnings growth. These securities bear the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market does not recognize the value of the company, such that the price of its securities may decline or may not approach the value that the Manager anticipates. Since value criteria are used extensively by the Manager across the Funds, these risks apply to all of the equity funds described in this Prospectus. The risks are particularly pronounced for the Value Fund, Small Cap Value Fund, Intrinsic Value Fund, International Disciplined Equity Fund and International Intrinsic Value Fund which invest primarily in value securities.



     Growth Securities Risk. Certain equity securities (generally known as "growth securities") are purchased primarily because it is believed that they will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other types of stocks. Growth securities are often more sensitive to general market movements than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall. All of the Funds that invest in equity securities are subject to these risks, but these risks are particularly pronounced for the Growth Fund, the International Growth Fund, the Foreign Small Companies Fund and the Small Cap Growth Fund, which invest primarily in growth securities.


     FIXED INCOME SECURITIES. The value of the Funds' investments in fixed income securities (including bonds, notes and asset-backed securities) will typically change as interest rates fluctuate. During periods of rising interest rates, the values of fixed income securities generally decline. Conversely, during periods of falling interest rates, the values of fixed income securities generally rise.

     This kind of market risk, also called interest rate risk, is generally greater for Funds investing in fixed income securities with longer maturities and portfolios with longer durations (a measure of the expected cash flows of a fixed income security). Thus, this risk is greatest for Funds with longer durations (i.e., that invest in fixed income securities with longer maturities) and is even present, but to a somewhat lesser extent, in the Short-Term Income Fund.

     While interest rate risk is attendant with all fixed income securities and tends to depend mostly on the duration of the security, interest rate risk is generally more pronounced with lower-rated securities and so may be more significant for the Emerging Country Debt Fund, Emerging Country Debt Share Fund, Global Bond Fund, International Bond Fund, Inflation Indexed Bond Fund, Currency Hedged International Bond Fund, Core Plus Bond Fund, Domestic Bond Fund, REIT Fund, Currency Hedged International Equity Fund and Foreign Fund, each of which may invest a significant portion of their assets in lower-rated securities (also called "junk bonds") or comparable unrated securities.


     In addition, a related market risk exists for the Domestic Bond Fund, Global Bond Fund, International Bond Fund, Currency Hedged International Bond Fund, Core Plus Bond Fund and Short-Term Income Fund, which invest to a material extent in mortgage-related or other asset-backed securities that may be prepaid or the collateral of which may experience a default or downgrade. Because prepayments generally increase when interest rates fall, these Funds are subject to the risk that cash flows from securities will have to be reinvested at lower rates. Likewise, since prepayments decrease when interest rates rise, these securities have maturities that tend to be longer when that is least desirable -- when interest rates are rising. Most of the Fixed Income Funds may also invest to a material extent in debt securities paying no interest, such as zero coupon, principal-only and interest-only securities and, to the extent they make such investments, such Funds will be exposed to additional market risk.


     - LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell due to a limited market or to legal restrictions, such that a Fund may be prevented from selling particular securities at the price at which the Fund values them. All of the Funds are subject to liquidity risk. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.


     This risk may be particularly pronounced for Funds such as the Emerging Country Debt Fund, Emerging Country Debt Share Fund, Emerging Markets Fund, Emerging Countries Fund and Asia Fund, all of which may invest primarily in emerging market securities and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

     - SMALLER COMPANY RISK. Market risk and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in smaller, less seasoned companies may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with larger, more established companies. These risks apply to all Funds that invest in the securities of smaller companies, but are particularly pronounced for the Small Cap Value Fund, Small Cap Growth Fund, Tax-Managed Small Companies Fund, International Small Companies Fund, Emerging Markets Fund and Foreign Small Companies Fund, all of which invest primarily in companies with small or medium-sized market capitalizations.


     - DERIVATIVES RISK. All of the Funds may use derivatives, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The Funds can use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. The Funds may also use derivatives as a way to adjust efficiently the exposure of the Funds to various securities, markets and currencies without the Funds actually having to sell current assets and purchase different ones. This is generally done either because the adjustment is expected to be relatively temporary or in anticipation of effecting the sale and purchase of Fund assets over time. For a description of the various derivative instruments that may be utilized by the Funds, refer to the Statement of Additional Information.


     The use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, including market risk, liquidity risk and the credit risk of the counterparty to the derivatives contract. Since their value is calculated and derived from the value of other assets, instruments or references, there is greater risk that derivatives will be improperly valued. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indexes they are designed to hedge or to closely track. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The use of derivatives may also increase the amount of taxes payable by shareholders.


     While all the Funds are subject to these risks, the risks of derivatives are particularly pronounced for the Fixed Income Funds, which use derivatives as a basic component of their investment strategy to gain exposure to foreign fixed income securities and currencies.



     In addition, the Fixed Income Funds may use credit default swap contracts to a significant degree, which also presents derivatives risk. In a credit default swap, one party pays a premium through a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically an emerging country, on its obligation. The Funds, in particular the Emerging Country Debt Fund, may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. Credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally only pay a return to the party that has paid the premium in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Credit default swaps also have documentation risk, including the risk that the parties may disagree as to the terms of the contract (e.g., the definition of default).


     - FOREIGN INVESTMENT RISK. Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, and may experience more rapid and extreme changes in value. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a Fund's investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities.

     All Funds that invest in foreign securities are subject to these risks. These risks will be particularly pronounced for the International Equity Funds, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, Emerging Country Debt Fund, Emerging Country Debt Share Fund, Global Hedged Equity Fund and Inflation Indexed Bond Fund which may invest a significant portion of their assets in foreign securities. Some of the foreign risks are also relevant for the Domestic Equity Funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S.

     In addition, Funds such as the Emerging Markets Fund, Emerging Countries Fund, Asia Fund, Foreign Small Companies Fund, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, Core Plus Bond Fund, Emerging Country Debt Fund and Emerging Country Debt Share Fund that invest a significant portion of their assets in the securities of issuers based in countries with developing or "emerging market" economies are subject to greater levels of foreign investment risk than Funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; the risk that it may be more difficult to obtain and/or enforce legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.


     - CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates may negatively affect the value of a Fund's investments. Currency risk includes both the risk that currencies in which a Fund's investments are traded in or currencies in which a Fund has taken on an active investment position will decline in value relative to the U.S. Dollar and, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad.

     Many of the Funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the Fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the Fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Many of the Funds may also take active currency positions and may cross-hedge currency exposure represented by its securities into another foreign currency. This may result in a Fund's currency exposure being substantially different than that suggested by its securities investments.

     All Funds that invest or trade in foreign currencies, securities denominated in foreign currencies, or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Currency risk is particularly pronounced for the International Equity Funds, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, Emerging Country Debt Fund, Core Plus Bond Fund and REIT Fund, which regularly enter into derivative foreign currency transactions and may take active long and short currency positions through exchange traded and over-the-counter ("OTC") foreign currency transactions for investment purposes. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk in addition to currency risk as described below under "Leveraging Risk."


     - NON-DIVERSIFICATION RISK. Most analysts believe that overall risk can be reduced through diversification, while concentration of investments in a small number of securities increases risk. The Value Fund, Growth Fund, Small Cap Growth Fund, REIT Fund, Tax-Managed U.S. Equities Fund, Tax-Managed Small Companies Fund, U.S. Sector Fund, Currency Hedged International Equity Fund, Foreign Fund, Emerging Markets Fund, Emerging Countries Fund, Asia Fund, Tax-Managed International Equities Fund, Intrinsic Value Fund and all of the Fixed Income Funds are not "diversified" within the meaning of the 1940 Act. This means they are allowed to invest in a relatively small number of issuers and/or foreign currencies with greater concentration of risk. As a result, credit, market and other risks associated with a Fund's investment strategies or techniques may be more pronounced for these Funds.


     In addition, each of the Core Plus Bond Fund, International Bond Fund, Currency Hedged International Bond Fund and Global Bond Fund may invest a substantial portion of its assets, and Emerging Country Debt Share Fund may invest substantially all of its assets in shares of the Emerging Country Debt Fund, which is not diversified within the meaning of the 1940 Act. Each of the Fixed Income Funds may invest without limitation in shares of the GMO Alpha LIBOR Fund, which is not diversified within the meaning of the 1940 Act. Please refer to "Investment by Fixed Income Funds in GMO Alpha LIBOR Fund" for information regarding certain risks and other information relating to the GMO Alpha LIBOR Fund.

     - CONCENTRATION RISK. Most analysts believe that overall risk is reduced by industry or geographic diversification, and increased by concentrating investments in a small number of industries or countries. Therefore, Funds that are concentrated geographically or with respect to industries or sectors should only be considered as part of a diversified portfolio including other assets. This section describes the Funds that present the most significant concentration risk. Such risks may also exist in other Funds.

     The REIT Fund invests primarily in real estate securities. Thus, the value of this Fund's shares can be expected to change in light of factors affecting the real estate industry, and may fluctuate more widely than the value of shares of a portfolio that invests in a broader range of industries. Factors affecting the performance of real estate may include excess supply of real property in certain markets, changes in zoning laws, completion of construction, changes in real estate value and property taxes, sufficient level of occupancy, adequate rent to cover operating expenses, and local and regional markets for competing assets. The performance of real estate may also be affected by changes in interest rates, prudent management of insurance risks and social and economic trends. REITs are also subject to substantial cash flow dependency, defaults by borrowers, self-liquidation and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and/or to maintain exempt status under the 1940 Act.

     Similarly, Funds that invest significant portions of their assets in concentrated geographic areas, such as the Asia Fund, have more exposure to regional economic risks than Funds making foreign investments throughout the world's economies. The Asia Fund invests almost exclusively in Asian securities. This regional concentration makes Asia Fund more susceptible to investment factors affecting the region than a more geographically diverse fund. The region encompasses countries at varying levels of economic development -- ranging from emerging market to more developed economies. Each country provides unique investment risks, yet the political and economic prospects of one country or group of countries may impact other countries in the region. For example, some Asian economies are directly affected by Japanese capital investment in the region and by Japanese consumer demands. In addition, a recession, a debt-crisis or a decline in currency valuation in one country can spread to other countries.

     - LEVERAGING RISK. Each Fund's portfolio may be economically leveraged if a Fund temporarily borrows money to meet redemption requests and/or to settle investment transactions. Also, each Fund may enter into reverse repurchase agreements and invest in other derivatives, which may result in economic leverage. Leverage may disproportionately increase a Fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

     The net long exposure of each Equity Fund (including direct investment in securities and long derivative positions in securities and/or "baskets" or indexes of equity securities (such as swap contracts and futures contracts)) will not exceed 100% of the Fund's net assets. Each Equity Fund may manage certain of its derivatives positions by maintaining an amount of cash or liquid securities equal to the face value of those positions. The Equity Funds also may offset derivative positions against one another or against other assets to manage effective market exposure resulting from derivatives in a portfolio. To the extent offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it is leveraged.

     The Fixed Income Funds are not limited with respect to the extent to which derivatives may be used or with respect to the absolute face value of the derivative positions employed. The Fixed Income Funds control the projected tracking error relative to a Fund's benchmark to manage effective market exposure resulting from derivatives in a portfolio. This means that a Fixed Income Fund may be leveraged when measured in terms of aggregate exposure of the Fund's assets.

     - CREDIT AND COUNTERPARTY RISK. This is the risk that the issuer or guarantor of a fixed income security, the counterparty to an OTC derivatives contract, or a borrower of the Fund's securities, will be unable or unwilling to make timely principal, interest or settlement payments, or to otherwise honor its obligations.

     Credit risk associated with investments in fixed income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The Funds that invest in fixed income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the Fund's share price and income level. Nearly all fixed income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their sub-divisions or instrumentalities. Even certain U.S. Government securities are subject to credit risk. Additional risk exists where there is no rating for the fixed income security and the Manager has to assess the risk subjectively.

     Credit risk is particularly acute for Funds which invest in lower-rated securities (also called junk bonds), which are fixed income securities rated lower than Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Services ("S&P"), or are determined by the Manager to be of comparable quality to securities so rated. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Lower-rated securities offer the potential for higher investment returns than higher-rated securities, but they carry a high degree of credit risk and are considered predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Lower-rated securities may also be more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities. Accordingly, Funds which may invest a significant portion of their assets in lower-rated securities (such as those listed in "Market Risk -- Fixed Income Securities" above) may be subject to substantial credit risk.

     In addition, all of the Funds are also exposed to credit risk because they may generally make use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and because they may engage to a significant extent in the lending of Fund securities or use of repurchase agreements.

     - MANAGEMENT RISK. Each Fund is subject to management risk because it relies on the Manager's ability to pursue its objective. The Manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results. As noted above, the Manager may also fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. As indicated above, however, the Funds are generally not subject to the risk of market timing because they generally stay fully invested in the relevant asset class, such as domestic equities, foreign equities, or emerging country debt.

     - SPECIAL ASSET ALLOCATION FUND CONSIDERATIONS. The Manager does not charge an investment management fee for asset allocation advice provided to the Asset Allocation Funds (with the exception of the U.S. Sector Fund, which bears an investment management fee subject to reduction to the extent investment management fees are earned by underlying Funds, as described in this Prospectus under "Fees and Expenses"), but certain other expenses such as custody, transfer agency and audit fees will be borne directly by the Asset Allocation Funds, subject to the Manager's agreement to reimburse the Funds (see "Fees and Expenses"). The Asset Allocation Funds will also indirectly bear a proportionate share of the Total Operating Expenses (including investment management, shareholder servicing, custody, transfer agency, audit and other Fund expenses) of the underlying Funds in which the Asset Allocation Funds invest, as well as any purchase premiums or redemption fees charged by such underlying Funds. Since the Manager will receive fees from the underlying Funds, the Manager has a financial incentive to invest the assets of the Asset Allocation Funds in underlying Funds with higher fees, despite the investment interests of the Asset Allocation Funds. The Manager is legally obligated to disregard that incentive in selecting shares of the underlying Funds.

                            MANAGEMENT OF THE TRUST


     Grantham, Mayo, Van Otterloo & Co. LLC, 40 Rowes Wharf, Boston, Massachusetts 02110 provides investment advisory services to the GMO Funds. GMO is a private company, founded in 1977. As of May 31, 2002, GMO managed more than $ billion for institutional investors such as pension plans, endowments, foundations and the GMO Funds.


     Subject to the approval of the Trust's board of trustees, the Manager establishes and modifies when necessary the investment strategies of the Funds. In addition to its management services to the Funds, the Manager administers the Funds' business affairs.

     Each class of shares of each Fund pays the Manager a shareholder service fee for providing direct client service and reporting, such as performance information reporting, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports and assistance to correct and maintain client-related information.


     For the fiscal year ended February 28, 2002, the Manager received as compensation for management services rendered in such year (after any applicable waivers or reimbursements), the percentages of each Fund's average daily net assets as described in the table below.



                           % OF AVERAGE
FUND                        NET ASSETS
----                       ------------
U.S. Core Fund                     %
Tobacco-Free Core Fund             %
Value Fund                         %
Intrinsic Value Fund               %
Growth Fund                        %
Small Cap Value Fund               %
Small Cap Growth Fund              %
REIT Fund                          %
Tax-Managed U.S. Equities
  Fund                             %
Tax-Managed Small
  Companies Fund                   %
International Intrinsic
  Value Fund                       %
Currency Hedged
  International Equity
  Fund                             %
Foreign Fund                       %



                           % OF AVERAGE
FUND                        NET ASSETS
----                       ------------
Foreign Small Companies
  Fund                             %
International Small
  Companies Fund                   %
Emerging Markets Fund              %
Emerging Countries Fund            %
Asia Fund                          %
Tax-Managed International
  Equities                         %
Domestic Bond Fund                 %
Core Plus Bond Fund                %
International Bond Fund            %
Currency Hedged
  International Bond Fund          %
Global Bond Fund                   %
Emerging Country Debt
  Fund                             %



                           % OF AVERAGE
FUND                        NET ASSETS
----                       ------------
Short-Term Income Fund             %
Global Hedged Equity Fund          %
Inflation Indexed Bond
  Fund                             %
Emerging Country Debt
  Share Fund                       %
International Equity
  Allocation Fund                  %
World Equity Allocation
  Fund                             %
Global (U.S.+) Equity
  Allocation Fund                  %
Global Balanced
  Allocation Fund                  %
U.S. Sector Fund                   %



     Day-to-day management of each Fund is the responsibility of one of several divisions comprised of investment professionals associated with the Manager, and no one person is primarily responsible for making recommendations to any investment division. The table below identifies the investment divisions and the Funds for which they are responsible.



  ---------------------------------------------------------------------------------------------------
          INVESTMENT DIVISION                              PRIMARY RESPONSIBILITIES
  ---------------------------------------------------------------------------------------------------
   U.S. Quantitative                     U.S. Equity Funds except Value Fund and REIT Fund
  ---------------------------------------------------------------------------------------------------
   U.S. Active                           Value Fund, REIT Fund
  ---------------------------------------------------------------------------------------------------
   International Quantitative            International Equity Funds except Foreign Fund and Foreign
                                         Small Companies Fund
  ---------------------------------------------------------------------------------------------------
   International Active                  Foreign Fund, Foreign Small Companies Fund
  ---------------------------------------------------------------------------------------------------
   Fixed Income                          Fixed Income Funds
  ---------------------------------------------------------------------------------------------------
   Asset Allocation                      Asset Allocation Funds
  ---------------------------------------------------------------------------------------------------



CUSTODIANS



     Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, Massachusetts 02116, and Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, serve as the Trust's custodians on behalf of the Funds.


TRANSFER AGENT


     IBT serves as the Trust's transfer agent on behalf of the Funds.

                        DETERMINATION OF NET ASSET VALUE

     The net asset value or "NAV" of a share is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), generally 4:00 p.m. New York City time. A Fund may not determine its NAV on days during which no security is tendered for redemption and no order to purchase or sell such security is received by that Fund. A Fund's net asset value is determined by dividing the total market value of the Fund's portfolio investments and other assets, less any liabilities, by the total outstanding shares of the Fund. The market value of the Fund's investments is generally determined as follows:

Exchange listed securities

     - Last sale price or

     - Most recent bid price (if no reported sale) or

     - Broker bid (if the private market is more relevant in determining market value than the exchange), based on where the securities are principally traded and what their intended disposition is

Unlisted securities (if market quotations are readily available)

     - Most recent quoted bid price

Certain debt obligations (if less than sixty days remain until maturity)

     - Amortized cost (unless circumstances dictate otherwise; for example, if the issuer's creditworthiness has become impaired)

All other fixed income securities and options on those securities (includes bonds, loans, structured notes)

     - Closing bid supplied by a primary pricing source chosen by the Manager

All other assets and securities (if no quotations are readily available)

     - Fair value as determined in good faith by the Trustees or persons acting at their direction

     The Manager evaluates primary pricing sources on an ongoing basis, and may change any pricing source at any time. However, the Manager will not normally evaluate the prices supplied by the pricing sources on a day-to-day basis. The Manager is kept informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and may in its discretion override a price supplied by a source (by taking a price supplied from another) because of such price activity or because the Manager has other reasons to believe that a price supplied may not be reliable. Certain securities may be valued on the basis of a price provided by a principal market maker. Prices provided by principal market makers may vary from the value that would be realized if the securities were sold.

     The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at current exchange rates or at such other rates as the Trustees or persons acting at their direction may determine in computing net asset value. Fluctuations in the value of foreign currencies in relation to the U.S. dollar will affect the net asset value of shares of the Funds even though there has not been any change in the values of such securities and options measured in terms of the foreign currencies in which they are denominated.

     Foreign exchanges and securities markets usually close prior to the time the NYSE closes and values of foreign options and foreign securities will be determined as of those earlier closings. Events affecting the values of foreign securities may occasionally occur between the earlier closings and the closing of the NYSE which will not be reflected in the computation of the Funds' net asset value. If an event materially affecting the value of foreign securities occurs during that period, then those securities may be valued at fair value as determined in good faith by the Trustees or persons acting at their direction. In addition, because certain Funds hold portfolio securities listed on foreign exchanges which may trade on days on which the NYSE is closed, the net asset value of those Funds' shares may be significantly affected on days when investors will have no ability to redeem their shares in those Funds.

                             HOW TO PURCHASE SHARES

     You may purchase a Fund's shares from the Trust on any day when the NYSE is open for business. In addition, brokers and agents are authorized to accept purchase and redemption orders on the Funds' behalf. You may pay a fee if you effect a transaction through a broker or agent. To obtain a purchase order form, call the Trust at (617) 346-7646, e-mail to SHS@GMO.com or contact your broker or agent.

     PURCHASE POLICIES. Before a purchase order will be acted upon by the Trust, the Trust must determine that the purchase order is in "good order." A purchase order is in "good order" if:

     - a completed purchase order, containing the following information, is submitted to the Trust or its agent:

        - signature exactly in accordance with the form of registration

        - the exact name in which the shares are registered

        - the investor's account number

        - the number of shares or the dollar amount of shares to be purchased

     - the purchase order is received and accepted by the Trust or its agent (the Trust reserves the right to reject any order)

     - payment (by check or wire) for the purchase is received before 4:00 p.m. on the day the purchase order is accepted

        - if an investor provides adequate written assurances of intention to pay, the Trust may extend settlement up to four business days.

     The purchase price of a share of any Fund is the net asset value per share next determined after the purchase order is received in "good order" PLUS a purchase premium, if any, for the Fund shares to be purchased. Purchase order forms received by the Trust or its agent after the deadline will be honored on the next following business day, and the purchase price will be effected based on the net asset value per share computed on that day.


     Minimum investment amounts (by class, if applicable) are set forth in the table on page 84 of this Prospectus. There is no minimum additional investment required to purchase additional shares of a Fund. The Trust may waive initial minimums for certain accounts.


     SUBMITTING YOUR PURCHASE ORDER FORM. Completed purchase order forms can be submitted by MAIL or by FACSIMILE to the Trust at:

                                   GMO Trust
                   c/o Grantham, Mayo, Van Otterloo & Co. LLC
                                 40 Rowes Wharf
                          Boston, Massachusetts 02110
                           Facsimile: (617) 439-4192
                        Attention: Shareholder Services

     Call the Trust at (617) 346-7646 or e-mail to SHS@GMO.com to CONFIRM RECEIPT of your purchase order form. Do not send cash, checks or securities directly to the Trust.

     FUNDING YOUR INVESTMENT.  You may purchase shares:

     - with cash (via wire transfer or check)

        - BY WIRE.  Instruct your bank to wire the amount of your investment to:

             Investors Bank & Trust Company, Boston, Massachusetts
                               ABA#: 011-001-438
                              Attn: Transfer Agent
                     Credit: GMO Deposit Account 55555-4444
                Further credit: GMO Fund/Account name and number

        - BY CHECK. All checks must be made payable to the appropriate Fund or to GMO Trust. The Trust will not accept any checks payable to a third party which have been endorsed by the payee to the Trust. Mail checks to:

                    By U.S. Postal Service:                                 By Overnight Courier:
                Investors Bank & Trust Company                          Investors Bank & Trust Company
                   GMO Transfer Agent MFD 23                               GMO Transfer Agent MFD 23
                         P.O. Box 9130                                 200 Clarendon Street, 16th Floor
               200 Clarendon Street, 16th Floor                                Boston, MA 02116
                     Boston, MA 02117-9130

     - by exchange (from another GMO product)

        - written instruction should be sent to GMO Trust's Shareholder Services at (617) 439-4192 (facsimile)

        - no Fund will honor requests for exchanges by shareholders who identify themselves or are identified as "market-timers." Market-timers are generally those investors who repeatedly make exchanges within a short period or otherwise engage in frequent transactions in a manner that may be disruptive to a Fund, as reasonably determined by the Fund. The Funds do not automatically redeem shares that are the subject of a rejected exchange request.

     - in exchange for securities acceptable to the Manager

        - securities must be approved by the Manager prior to transfer to the Fund

        - securities will be valued as set forth under "Determination of Net Asset Value" on page 58

     - by a combination of cash and securities

                              HOW TO REDEEM SHARES

     You may redeem shares of a Fund on any day when the NYSE is open for business.

     REDEMPTION POLICIES. Payment on redemption will be made as promptly as possible (generally on the next business day) and no later than seven days (subject to the exceptions noted below) after the request for redemption is received by the Trust or its agent in "good order."

     A redemption request is in "good order" if it:

     - is received by the Trust or its agent prior to the close of regular trading on the NYSE (generally 4:00 p.m. New York City time)

     - is signed exactly in accordance with the form of registration

     - includes the exact name in which the shares are registered

     - includes the investor's account number

     - includes the number of shares or the dollar amount of shares to be redeemed

     Redemption requests received by the Trust or its agent after the deadline will be honored on the next following business day, and the redemption will be effected based on the net asset value per share computed on that day. The redemption price is the net asset value per share next determined after the redemption request is received in "good order" LESS a redemption fee, if any, for the Fund shares to be redeemed.

     If the Manager determines, in its sole discretion, that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in-kind of securities held by the Fund instead of cash. INVESTORS IN THE TAX-MANAGED FUNDS SHOULD BE AWARE THAT THEY ARE MORE LIKELY TO HAVE A REDEMPTION REQUEST HONORED "IN KIND" THAN SHAREHOLDERS IN OTHER FUNDS.

     If a redemption is made in cash:

     - payment will be made in federal funds transferred to the account designated in writing by authorized persons

        - designation of additional accounts and any change in the accounts originally designated must be made in writing.

     - upon request, payment will be made by check mailed to the registration address

     If a redemption is made in-kind, it is important for you to note:



     - securities used to redeem Fund shares will be valued as set forth under "Determination of Net Asset Value" on page 81


     - securities distributed by a Fund will be selected by the Manager in light of the Fund's objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio

     - to the extent available, in-kind redemptions will be of readily marketable securities

     - you may incur brokerage charges on the sale of any securities received as a result of an in-kind redemption

     - in-kind redemptions will be transferred and delivered by the Trust as directed by you

     Each Fund may suspend the right of redemption and may postpone payment for more than seven days:

     - if the NYSE is closed for other than weekends or holidays

     - during periods when trading on the NYSE is restricted

     - during an emergency which makes it impracticable for a Fund to dispose of its securities or to fairly determine the net asset value of the Fund

     - during any other period permitted by the Securities and Exchange Commission for the protection of investors.

     SUBMITTING YOUR REDEMPTION REQUEST. Redemption requests can be submitted by MAIL or by FACSIMILE to the Trust at the address/facsimile number set forth under "How to Purchase Shares -- Submitting Your Purchase Order Form." Redemption requests submitted by mail are "received" by the Trust when actually delivered to the Trust or its agent. Call the Trust at (617) 346-7646 or e-mail to SHS@GMO.com to CONFIRM RECEIPT of redemption requests.

                                MULTIPLE CLASSES

     Certain Funds offer multiple classes of shares. The sole economic difference among the various classes of shares described in this Prospectus is the level of Shareholder Service Fee that the classes bear for client and shareholder service, reporting and other support, reflecting the fact that, as the size of a client relationship increases, the cost to service that client decreases as a percentage of the assets in that account. Thus, the Shareholder Service Fee is lower for classes where eligibility criteria require greater total assets under GMO's management.

--------------------------------------------------------------------------------------------------------------------------------
                                                                   MINIMUM TOTAL INVESTMENT/     SHAREHOLDER SERVICE FEE (AS A %
                                                                    TOTAL FUND INVESTMENT*        OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------------------
                    U.S. Core Fund
  FUNDS OFFERING    International Intrinsic Value Fund                   $1 million/NA                        0.22%
 CLASS II SHARES    Foreign Fund
--------------------------------------------------------------------------------------------------------------------------------
                    U.S. Core Fund
                    International Intrinsic Value Fund                  $35 million/NA                        0.15%
                    Foreign Fund
                   -------------------------------------------------------------------------------------------------------------
                    Asset Allocation Funds (except U.S. Sector
  FUNDS OFFERING    Fund)                                                $1 million/NA                       0.00%**
 CLASS III SHARES   Emerging Country Debt Share Fund
                   -------------------------------------------------------------------------------------------------------------
                    U.S. Sector Fund
                    Global Hedged Equity Fund                            $1 million/NA                      0.15%***
                   -------------------------------------------------------------------------------------------------------------
                    All Other Funds                                      $1 million/NA                        0.15%
--------------------------------------------------------------------------------------------------------------------------------
                    U.S. Core Fund
                    Tobacco-Free Core Fund                         $250 million/$125 million                 0.105%
                    Emerging Markets Fund
                   -------------------------------------------------------------------------------------------------------------
  FUNDS OFFERING    International Intrinsic Value Fund             $250 million/$125 million                  0.09%
 CLASS IV SHARES    Currency Hedged International Equity Fund
                   -------------------------------------------------------------------------------------------------------------
                    Foreign Fund                                        $250 million/NA                       0.09%
                   -------------------------------------------------------------------------------------------------------------
                    Emerging Country Debt Fund                     $250 million/$125 million                  0.10%
--------------------------------------------------------------------------------------------------------------------------------
  FUND OFFERING
  CLASS V SHARES    U.S. Core Fund                                      NA/$350 million                      0.085%
--------------------------------------------------------------------------------------------------------------------------------

* The eligibility requirements in the table above are subject to certain exceptions and special rules for certain plan investors and for certain clients with continuous client relationships with GMO since May 31, 1996.
** These Funds will indirectly bear an additional SSF of 0.15% by virtue of their investments in other GMO Funds.
*** The SSF charged to these Funds will be reduced by a corresponding amount for all SSFs indirectly borne by the relevant Fund by reason of its investments in Class III Shares of other GMO Funds.

ELIGIBILITY FOR CLASSES

     Eligibility for different classes of a Fund depends upon the client meeting either (i) the minimum "Total Fund Investment" set forth in the above table, which includes only a client's total investment in a particular Fund, or (ii) the minimum "Total Investment" set forth in the above table, calculated as described below.

DETERMINATION OF TOTAL INVESTMENT

     A client's Total Investment equals the market value of all the client's assets managed by GMO and its affiliates (1) at the time of initial investment,
(2) at close of business on the last business day of each calendar quarter, or
(3) at other times as determined by the Manager (each, a "Determination Date"). The Manager will monitor the value of the MSCI World Index (computed in U.S. dollars with net dividends reinvested). On December 31 of any year, the Manager may increase the Minimum Total Investment/Total Fund Investment amounts by the same percentage by which the value of the MSCI World Index increased from June 30, 2000 through December 31 of the year being evaluated.

     For clients establishing a relationship with GMO on or after June 1, 1996: A client's Total Investment will be determined by GMO at the Determination Date.

     For clients with GMO accounts as of May 31, 1996: Any client whose Total Investment as of May 31, 1996 (prior to the issuance of multiple classes of shares) was equal to or greater than $7 million will remain eligible for Class III Shares indefinitely, provided that such client does not make a withdrawal or redemption that causes the client's Total Investment to fall below $7 million. Clients whose Total Investment as of May 31, 1996 was less than $7 million but greater than $0 will be eligible for conversion to Class II Shares indefinitely.

You should note:

     - There is no minimum additional investment required to purchase additional shares of a Fund for any class of shares.

     - The Manager will make all determinations as to the aggregation of client accounts for purposes of determining eligibility.

     - Eligibility requirements for each class of shares are subject to change upon notice to shareholders.

     - Assets invested in GMO's Pelican Fund will not be considered when determining a client's Total Investment.

CONVERSIONS BETWEEN CLASSES

     Client's shares in a Fund will be converted to the class of shares of that Fund with the lowest Shareholder Service Fee for which the client is eligible, based on the amount of the client's Total Investment or Total Fund Investment, on the Determination Date. The conversion will occur within 15 business days following the Determination Date on a date selected by the Manager.

     The Trust has been advised by counsel that the conversion of a client's investment from one class of shares to another class of shares in the same Fund should not result in the recognition of gain or loss in the converted Fund's shares. The client's tax basis in the new class of shares immediately after the conversion should equal the client's basis in the converted shares immediately before conversion, and the holding period of the new class of shares should include the holding period of the converted shares.

                            DISTRIBUTIONS AND TAXES

     The policy of each U.S. Equity Fund (except for the REIT Fund), the Short-Term Income Fund and the Domestic Bond Fund is to declare and pay distributions of its dividends and interest quarterly. The policy of each other Fund is to declare and pay distributions of its dividends, interest and foreign currency gains semi-annually. Each Fund also intends to distribute net gains from the sale of securities held for not more than one year ("net short-term capital gains") and net gains from the sale of securities held for more than one year ("net long-term capital gains") at least annually. Each Fund is treated as a separate taxable entity for federal income tax purposes and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

     All dividends and/or distributions will be paid in shares of the relevant Fund, at net asset value, unless the shareholder elects to receive cash. There is no purchase premium on reinvested dividends or distributions. Shareholders may make this election by marking the appropriate box on the application or by writing to the Trust.

It is important for you to note:


     - For federal income tax purposes, fund distributions derived from interest, dividends and certain other income, including in general short-term capital gains, will be taxable as ordinary income to shareholders subject to federal income tax whether paid in cash or in shares. Properly designated Fund distributions derived from net long-term capital gains will be taxable as such, regardless of how long a shareholder may have owned shares in the Fund or whether the distributions are received in cash or in reinvested shares.

     - Distributions by a Fund result in a reduction in the net asset value of the Fund's shares. If a distribution reduces the net asset value of a shareholder's shares below a shareholder's cost basis in those shares, such distribution may be taxable to the shareholder, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, if you buy shares just prior to a taxable distribution by a Fund, you will pay the full price of the shares (including the value of the pending distribution) and then receive a portion of the price back as a taxable distribution.

     - A Fund's investment in foreign securities may be subject to foreign withholding taxes on dividends, interest or capital gains which will decrease the Fund's yield. In certain instances, shareholders may be entitled to claim a credit or deduction with respect to foreign taxes.

     - A Fund's investment in foreign securities, foreign currencies, debt obligations issued or purchased at a discount, asset-backed securities, assets "marked to the market" for federal income tax purposes and, potentially, so-called "indexed securities" (including inflation indexed bonds) may increase or accelerate a Fund's recognition of income, including the recognition of taxable income in excess of the cash generated by such investments. These investments may, therefore, affect the timing or amount of a Fund's distributions and may cause a Fund to liquidate other investments at a time when it is not advantageous to do so in order to satisfy the distribution requirements that apply to entities taxed as regulated investment companies.

     - Any gain resulting from the sale, exchange or redemption of your shares will generally also be subject to tax.

     - A Fund's use of derivatives may increase the amount of taxes payable by its shareholders.

     - The Asset Allocation Funds' investment in other GMO Funds, the investment by certain Funds in GMO Alpha LIBOR Fund and the investment by certain funds in GMO Emerging Country Debt Fund could affect the amount, timing and character of distributions. See "Taxes -- Taxation Implications of Certain Investments" in the Statement of Additional Information.

     The above is a general summary of the principal federal income tax consequences of investing in a Fund for shareholders who are U.S. citizens, residents or domestic corporations. You should consult your own tax advisors about the precise tax consequences of an investment in a Fund in light of your particular tax situation, including possible foreign, state, local or other applicable tax laws (including the federal alternative minimum tax).

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)


The financial highlight tables are intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except as otherwise noted, this information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Trust's Annual Reports, which are incorporated by reference in the Statement of Additional Information and available upon request. Information is presented for each Fund, and class of shares thereof, which had investment operations during the reporting periods and is currently being offered.


DOMESTIC EQUITY FUNDS
----------------------------------

U.S. CORE FUND*


                                                                          CLASS II SHARES
                                   ----------------------------------------------------------------------------------------------
                                            YEAR ENDED FEBRUARY 28/29,                    PERIOD FROM            PERIOD FROM
                                   ---------------------------------------------        JANUARY 9, 1998         MARCH 1, 1997
                                     2002       2001         2000         1999        TO FEBRUARY 28, 1998   TO NOVEMBER 17, 1997
                                   --------   --------      -------      -------      --------------------   --------------------
Net asset value, beginning of
  period.........................             $  16.62      $ 18.57      $ 19.98            $ 17.65                $ 20.10
                                   --------   --------      -------      -------            -------                -------
Income from investment
  operations:
  Net investment income..........                 0.20(2)      0.23(2)      0.25(2)            0.04(2)                0.24(2)
  Net realized and unrealized
    gain.........................                 0.03(3)      2.29         2.55               2.29                   3.99
                                   --------   --------      -------      -------            -------                -------
    Total from investment
      operations.................                 0.23         2.52         2.80               2.33                   4.23
                                   --------   --------      -------      -------            -------                -------
Less distributions to
  shareholders:
  From net investment income.....                (0.18)       (0.24)       (0.29)          --                        (0.22)
  From net realized gains........                (2.68)       (4.23)       (3.92)          --                        (3.90)
  In excess of net realized
    gains........................                (0.05)       --           --              --                     --
                                   --------   --------      -------      -------            -------                -------
    Total distributions..........                (2.91)       (4.47)       (4.21)          --                        (4.12)
                                   --------   --------      -------      -------            -------                -------
Net asset value, end of period...             $  13.94      $ 16.62      $ 18.57            $ 19.98                $ 20.21
                                   ========   ========      =======      =======            =======                =======
Total Return(1)..................                 0.75%       13.61%       14.99%             13.20%(4)              23.00%(4)
Ratios/Supplemental Data:
  Net assets, end of period
    (000's)......................             $114,454      $95,041      $41,684            $16,958                $ 2,037
  Net expenses to average daily
    net assets...................                 0.55%        0.55%        0.55%              0.55%(5)               0.55%(5)
  Net investment income to
    average daily net assets.....                 1.21%        1.21%        1.29%              1.53%(5)               1.66%(5)
  Portfolio turnover rate........                   81%          90%          71%                60%                    60%
  Fees and expenses voluntarily
    waived or borne by the
    Manager consisted of the
    following per share
    amounts......................              --(6)         --(6)       $  0.04            $  0.01                $  0.03



(1) Total returns would be lower had certain expenses not been reimbursed during the periods shown.


(2) Computed using average shares outstanding throughout the period.


(3) The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.


(4) Not annualized.


(5) Annualized.


(6) Fees and expenses waived or borne by the Manager were less than $0.01 per share.


* Effective June 30, 1998, the "GMO Core Fund" was renamed the "GMO U.S. Core Fund."


TOBACCO-FREE CORE FUND


                                                        CLASS III SHARES
                                   -----------------------------------------------------------
                                                   YEAR ENDED FEBRUARY 28/29,
                                   -----------------------------------------------------------
                                     2000         2001         2000         1999        1998
                                   --------     --------     --------     --------     -------
Net asset value, beginning of
  period......................                  $  14.35     $  14.26     $  14.05     $ 12.98
                                   --------     --------     --------     --------     -------
Income from investment
  operations:
  Net investment income.......                      0.17(2)      0.20         0.18        0.22
  Net realized and unrealized
    gain (loss)...............                     (0.20)        1.94         1.99        4.07
                                   --------     --------     --------     --------     -------
    Total from investment
      operations..............                     (0.03)(3)     2.14         2.17        4.29
                                   --------     --------     --------     --------     -------
Less distributions to
  shareholders:
  From net investment
    income....................                     (0.19)       (0.19)       (0.19)      (0.22)
  From net realized gains.....                     (1.65)       (1.86)       (1.77)      (3.00)
  In excess of net realized
    gains.....................                     (0.19)       --           --          --
                                   --------     --------     --------     --------     -------
    Total distributions.......                     (2.03)       (2.05)       (1.96)      (3.22)
                                   --------     --------     --------     --------     -------
Net asset value, end of
  period......................                  $  12.29     $  14.35     $  14.26     $ 14.05
                                   ========     ========     ========     ========     =======
Total Return(1)...............                     (0.83)%      15.10%       16.29%      37.82%
Ratios/Supplemental Data:
  Net assets, end of period
    (000's)...................                  $260,432     $321,786     $227,158     $99,922
  Net expenses to average
    daily net assets..........                      0.48%        0.48%        0.48%       0.48%
  Net investment income to
    average daily net
    assets....................                      1.20%        1.34%        1.35%       1.66%
  Portfolio turnover rate.....                        82%         108%          77%         70%
  Fees and expenses
    voluntarily waived or
    borne by the Manager
    consisted of the following
    per share amounts.........                  $   0.01     $   0.01     $   0.03     $  0.04



(1) Total returns would be lower had certain expenses not been reimbursed during the periods shown.


(2) Computed using average shares outstanding throughout the period.


(3) The amount shown for a share outstanding does not correspond with the net increase in net assets from operations due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

                               CLASS III SHARES                                       CLASS IV SHARES
    -----------------------------------------------------------------------      --------------------------

                          YEAR ENDED FEBRUARY 28/29,                             YEAR ENDED FEBRUARY 28/29,
    -----------------------------------------------------------------------      --------------------------
       2002         2001            2000            1999            1998            2002         2001
    ----------   ----------      ----------      ----------      ----------      ----------   ----------
                 $    16.63      $    18.59      $    19.99      $    20.12                   $    16.62
    ----------   ----------      ----------      ----------      ----------      ----------   ----------
                       0.20(2)         0.24(2)         0.26(2)         0.35                         0.21(2)
                       0.04(3)         2.28            2.55            5.89                         0.04(3)
    ----------   ----------      ----------      ----------      ----------      ----------   ----------
                       0.24            2.52            2.81            6.24                         0.25
    ----------   ----------      ----------      ----------      ----------      ----------   ----------
                      (0.19)          (0.25)          (0.29)          (0.32)                       (0.20)
                      (2.68)          (4.23)          (3.92)          (6.05)                       (2.68)
                      (0.05)             --              --              --                        (0.05)
    ----------   ----------      ----------      ----------      ----------      ----------   ----------
                      (2.92)          (4.48)          (4.21)          (6.37)                       (2.93)
    ----------   ----------      ----------      ----------      ----------      ----------   ----------
                 $    13.95      $    16.63      $    18.59      $    19.99                   $    13.94
    ==========   ==========      ==========      ==========      ==========      ==========   ==========
                       0.83%          13.66%          15.02%          36.69%                        0.92%
                 $1,532,124      $1,623,734      $1,780,011      $2,317,103                   $1,287,842
                       0.48%           0.48%           0.48%           0.48%                        0.44%
                       1.27%           1.27%           1.36%           1.67%                        1.31%
                         81%             90%             71%             60%                          81%
                         --(6)           --(6)   $     0.04      $     0.05                           --(6)

                       CLASS IV SHARES
      -------------------------------------------------
                                         PERIOD FROM
                                       JANUARY 9, 1998
   YEAR ENDED FEBRUARY 28/29,
      --------------------------       OPERATIONS) TO
         2000            1999         FEBRUARY 28, 1998
      ----------      ----------      -----------------
      $    18.58      $    19.99         $    17.65
      ----------      ----------         ----------
            0.25(2)         0.27(2)            0.04(2)
            2.28            2.55               2.30
      ----------      ----------         ----------
            2.53            2.82               2.34
      ----------      ----------         ----------
           (0.26)          (0.31)          --
           (4.23)          (3.92)          --
              --              --                 --
      ----------      ----------         ----------
           (4.49)          (4.23)          --
      ----------      ----------         ----------
      $    16.62      $    18.58         $    19.99
      ==========      ==========         ==========
           13.74%          15.07%             13.26% (4)
      $1,343,460      $1,543,655         $1,370,535
            0.44%           0.44%              0.44%(5)
            1.32%           1.41%              1.67%(5)
              90%             71%                60%
              --(6)   $     0.04         $     0.01

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

VALUE FUND


                                                             CLASS III SHARES
                                         --------------------------------------------------------
                                                        YEAR ENDED FEBRUARY 28/29,
                                         --------------------------------------------------------
                                           2002        2001        2000        1999        1998
                                         --------    --------    --------    --------    --------
Net asset value, beginning of period...              $   7.98    $  10.40    $  14.33    $  14.85
                                         --------    --------    --------    --------    --------
Income from investment operations:
  Net investment income................                  0.18        0.21        0.26        0.31
  Net realized and unrealized gain
    (loss).............................                  2.32       (0.83)       0.13        3.81
                                         --------    --------    --------    --------    --------
    Total from investment operations...                  2.50       (0.62)       0.39        4.12
                                         --------    --------    --------    --------    --------
Less distributions to shareholders:
  From net investment income...........                 (0.18)      (0.21)      (0.27)      (0.35)
  In excess of net investment income...                    --       (0.02)         --          --
  From net realized gains..............                 (0.73)      (1.57)      (4.05)      (4.29)
                                         --------    --------    --------    --------    --------
    Total distributions................                 (0.91)      (1.80)      (4.32)      (4.64)
                                         --------    --------    --------    --------    --------
Net asset value, end of period.........              $   9.57    $   7.98    $  10.40    $  14.33
                                         ========    ========    ========    ========    ========
Total Return(1)........................                 32.72%      (8.45)%      2.24%      31.54%
Ratios/Supplemental Data:
  Net assets, end of period (000's)....              $247,971    $178,329    $202,842    $332,103
  Net expenses to average daily net
    assets.............................                  0.61%       0.61%       0.61%       0.61%
  Net investment income to average
    daily net assets...................                  1.99%       2.06%       1.82%       1.89%
  Portfolio turnover rate..............                   102%        104%         37%         40%
  Fees and expenses voluntarily waived
    or borne by the Manager consisted
    of the following per share
    amounts............................                    --(2)       --(2) $   0.04    $   0.05



(1) Calculation excludes purchase premiums. Total returns would be lower had certain expenses not been reimbursed during the periods shown.


(2) Fees and expenses waived or borne by the Manager were less than $0.01 per share.


INTRINSIC VALUE FUND


                                                                              CLASS III SHARES
                                                              ------------------------------------------------
                                                                 YEAR ENDED
                                                                FEBRUARY 28,       PERIOD FROM AUGUST 2, 1999
                                                              -----------------   (COMMENCEMENT OF OPERATIONS)
                                                               2002      2001      THROUGH FEBRUARY 29, 2000
                                                              -------   -------   ----------------------------
Net asset value, beginning of period........................            $  8.79             $ 10.00
                                                              -------   -------             -------
Income from investment operations:
  Net investment income.....................................               0.20                0.11(2)
  Net realized and unrealized loss..........................               2.06               (1.24)
                                                              -------   -------             -------
        Total from investment operations....................               2.26               (1.13)
                                                              -------   -------             -------
Less distributions to shareholders:
  From net investment income................................              (0.14)              (0.08)
  From net realized gains...................................              (0.07)                 --
  In excess of net realized gains...........................                 --(3)                --
                                                              -------   -------             -------
        Total distributions.................................              (0.21)              (0.08)
                                                              -------   -------             -------
Net asset value, end of period..............................            $ 10.84             $  8.79
                                                              =======   =======             =======
Total Return(1).............................................              26.00%             (11.36)%(4)
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................            $50,864             $38,650
  Net expenses to average daily net assets..................               0.48%               0.48%(5)
  Net investment income to average daily net assets.........               2.04%               1.94%(5)
  Portfolio turnover rate...................................                 89%                 26%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amount.....            $  0.02             $  0.01



(1) Calculation excludes purchase premiums. Total return would be lower had certain expenses not been reimbursed during the period shown.


(2) Computed using average shares throughout the period.


(3) The per share distribution in excess of net realized gains was less than $0.01 per share.


(4) Not annualized.


(5) Annualized.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

GROWTH FUND


                                                                                    CLASS III SHARES
                                                              ------------------------------------------------------------
                                                                               YEAR ENDED FEBRUARY 28/29,
                                                              ------------------------------------------------------------
                                                                2002        2001*        2000*        1999*        1998*
                                                              --------     --------     --------     --------     --------
Net asset value, beginning of period........................               $  54.45     $  45.54     $  48.18     $  56.98
                                                              --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income.....................................                   0.14         0.22         0.33         0.44
  Net realized and unrealized gain..........................                 (10.78)       18.84         9.79        15.51
                                                              --------     --------     --------     --------     --------
    Total from investment operations........................                 (10.64)       19.06        10.12        15.95
                                                              --------     --------     --------     --------     --------
Less distributions to shareholders:
  From net investment income................................                  (0.15)       (0.26)       (0.33)       (0.66)
  From net realized gains...................................                 (21.25)       (9.89)      (12.43)      (24.09)
  In excess of net realized gains...........................                  (1.22)       --           --           --
                                                              --------     --------     --------     --------     --------
    Total distributions.....................................                 (22.62)      (10.15)      (12.76)      (24.75)
                                                              --------     --------     --------     --------     --------
Net asset value, end of period..............................               $  21.19     $  54.45     $  45.54     $  48.18
                                                              ========     ========     ========     ========     ========
Total Return(1).............................................                 (25.76)%      45.24%       22.90%       36.37%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................               $114,988     $204,662     $158,084     $202,923
  Net expenses to average daily net assets..................                   0.48%        0.48%        0.48%        0.48%
  Net investment income to average daily net assets.........                   0.27%        0.50%        0.64%        0.79%
  Portfolio turnover rate...................................                    111%          48%          50%          60%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....               $   0.04     $   0.03     $   0.11     $   0.11



(1) Calculation excludes purchase premiums and redemption fees. Total returns would be lower had certain expenses not been reimbursed during the periods shown.


* Amounts were restated to reflect a 1:11 reverse stock split effective March 16, 2001.


SMALL CAP VALUE FUND*


                                                                       CLASS III SHARES
                                                 ------------------------------------------------------------
                                                                  YEAR ENDED FEBRUARY 28/29,
                                                 ------------------------------------------------------------
                                                   2002         2001         2000         1999         1998
                                                 --------     --------     --------     --------     --------
Net asset value, beginning of period........                  $  12.41     $  11.69     $  18.28     $  15.89
                                                 --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income.....................                      0.23         0.15         0.18         0.27
  Net realized and unrealized gain (loss)...                      2.38         1.11        (2.50)        4.85
                                                 --------     --------     --------     --------     --------
    Total from investment operations........                      2.61         1.26        (2.32)        5.12
                                                 --------     --------     --------     --------     --------
Less distributions to shareholders:
  From net investment income................                     (0.20)       (0.14)       (0.19)       (0.29)
  From net realized gains...................                     (0.67)       (0.40)       (4.08)       (2.44)
  In excess of net realized gains...........                     (0.29)       --           --           --
                                                 --------     --------     --------     --------     --------
    Total distributions.....................                     (1.16)       (0.54)       (4.27)       (2.73)
                                                 --------     --------     --------     --------     --------
Net asset value, end of period..............                  $  13.86     $  12.41     $  11.69     $  18.28
                                                 ========     ========     ========     ========     ========
Total Return(1).............................                     22.14%       10.66%      (14.74)%      34.43%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........                  $305,178     $265,778     $347,684     $769,612
  Net expenses to average daily net
    assets..................................                      0.48%        0.48%        0.48%        0.48%
  Net investment income to average daily net
    assets..................................                      1.73%        1.12%        0.99%        1.51%
  Portfolio turnover rate...................                       111%          50%          49%          56%
  Fees and expenses voluntarily waived or
    borne by the Manager consisted of the
    following per share amounts.............                  $   0.01     $   0.01     $   0.04     $   0.04
  Purchase and redemption fees consisted of
    the following per share amounts:(2).....                  $   0.03          N/A          N/A          N/A



(1) Calculation excludes purchase premiums and redemption fees. Total returns would be lower had certain expenses not been reimbursed during the periods shown.


(2) The Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change in presentation. Amounts calculated using average shares outstanding throughout the period.


* Effective December 1, 1996, the "GMO Core II Secondaries Fund" was renamed the "GMO Small Cap Value Fund."

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

SMALL CAP GROWTH FUND


                                                                                   CLASS III SHARES
                                                                -------------------------------------------------------
                                                                              YEAR ENDED FEBRUARY 28/29,
                                                                -------------------------------------------------------
                                                                 2002*       2001*       2000*       1999*      1998*
                                                                --------    --------    --------    --------   --------
Net asset value, beginning of period........................                $ 168.70    $ 108.80    $ 122.80   $  98.20
                                                                --------    --------    --------    --------   --------
Income from investment operations:
  Net investment income.....................................                   (0.04)       0.10        0.30       0.50
  Net realized and unrealized gain (loss)...................                  (37.26)      70.20       (9.80)     34.30
                                                                --------    --------    --------    --------   --------
    Total from investment operations........................                  (37.30)      70.30       (9.50)     34.80
                                                                --------    --------    --------    --------   --------
Less distributions to shareholders:
  From net investment income................................                   --          (0.30)      (0.20)     (0.60)
  In excess of net investment income........................                   --          --          --         (0.10)
  From net realized gains...................................                 (112.32)     (10.10)      (4.30)     (9.50)
                                                                --------    --------    --------    --------   --------
    Total distributions.....................................                 (112.32)     (10.40)      (4.50)    (10.20)
                                                                --------    --------    --------    --------   --------
Net asset value, end of period..............................                $  19.08    $ 168.70    $ 108.80   $ 122.80
                                                                ========    ========    ========    ========   ========
Total Return(1).............................................                  (33.14)%     67.27%      (8.20)%    36.66%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................                $ 19,957    $137,290    $129,983   $399,613
  Net expenses to average daily net assets..................                    0.48%       0.48%       0.48%      0.48%
  Net investment income (loss) to average daily net
    assets..................................................                   (0.09)%      0.09%       0.21%      0.47%
  Portfolio turnover rate...................................                     147%        122%        113%       132%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....                $   0.08    $   0.10    $   0.30   $   0.30
  Purchases and redemption fees consist of the following per
    share amounts:(2).......................................                $   0.87    $    N/A    $    N/A   $    N/A



(1) Calculation excludes purchase premiums and redemption fees. Total returns would be lower had certain expenses not been reimbursed during the periods shown.


(2) The Fund had adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change in presentation. Amounts calculated using average shares outstanding throughout the period.


(3) Not annualized.


(4) Annualized.


* Amounts were adjusted to reflect a 1:10 reverse stock split effective December 11, 2000.


REIT FUND


                                                                                   CLASS III SHARES
                                                                -------------------------------------------------------
                                                                              YEAR ENDED FEBRUARY 28/29,
                                                                -------------------------------------------------------
                                                                  2002        2001        2000        1999       1998
                                                                --------    --------    --------    --------   --------
Net asset value, beginning of period........................                $   8.26    $   9.13    $  12.92   $  12.62
                                                                --------    --------    --------    --------   --------
Income from investment operations:
  Net investment income.....................................                    0.60        0.51(2)     0.51(2)     0.53
  Net realized and unrealized gain (loss)...................                    1.92       (0.87)      (3.36)      1.26
                                                                --------    --------    --------    --------   --------
    Total from investment operations........................                    2.52       (0.36)      (2.85)      1.79
                                                                --------    --------    --------    --------   --------
Less distributions to shareholders:
  From net investment income................................                   (0.47)      (0.51)      (0.19)     (0.57)
  In excess of net investment income........................                   --          --          --         (0.03)
  From net realized gains...................................                   --          --          (0.75)     (0.89)
                                                                --------    --------    --------    --------   --------
    Total distributions.....................................                   (0.47)      (0.51)      (0.94)     (1.49)
                                                                --------    --------    --------    --------   --------
Net asset value, end of period..............................                $  10.31    $   8.26    $   9.13   $  12.92
                                                                ========    ========    ========    ========   ========
Total Return(1).............................................                   30.86%      (4.69)%    (23.27)%    14.29%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................                $133,420    $120,508    $143,129   $374,774
  Net expenses to average daily net assets..................                    0.69%       0.69%       0.69%      0.69%
  Net investment income to average daily net assets.........                    5.85%       5.64%       4.60%      4.10%
  Portfolio turnover rate...................................                      11%         13%         59%        86%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....                $   0.01    $   0.01    $   0.03   $   0.03



(1) Calculation excludes purchase premiums and redemption fees. Total returns would be lower had certain expenses not been reimbursed during the periods shown.


(2) Computed using average shares outstanding throughout the period.

(3) Not annualized.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

TAX-MANAGED U.S. EQUITIES FUND


                                                                                      CLASS III SHARES
                                                            ---------------------------------------------------------------------
                                                                 YEAR ENDED FEBRUARY 28/29,           PERIOD FROM JULY 23, 1998
                                                            -------------------------------------    (COMMENCEMENT OF OPERATIONS)
                                                             2002           2001           2000       THROUGH FEBRUARY 28, 1999
                                                            -------        -------        -------    ----------------------------
Net asset value, beginning of period................                       $ 12.64        $ 10.67               $10.00
                                                            -------        -------        -------               ------
Income from investment operations:
  Net investment income.............................                          0.15(2)        0.13                 0.09
  Net realized and unrealized gain (loss)...........                         (0.57)          1.97                 0.65
                                                            -------        -------        -------               ------
    Total from investment operations................                         (0.42)          2.10                 0.74
                                                            -------        -------        -------               ------
Less distributions to shareholders:
  From net investment income........................                         (0.14)         (0.13)               (0.07)
                                                            -------        -------        -------               ------
    Total distributions.............................                         (0.14)         (0.13)               (0.07)
                                                            -------        -------        -------               ------
Net asset value, end of period......................                       $ 12.08        $ 12.64               $10.67
                                                            =======        =======        =======               ======
Total Return(1).....................................                         (3.44)%        19.83%                7.48%(3)
Ratios/Supplemental Data:
  Net assets, end of period (000's).................                       $11,418        $13,275               $8,116
  Net expenses to average daily net assets..........                          0.48%          0.48%                0.48%(4)
  Net investment income to average daily net
    assets..........................................                          1.18%          1.11%                1.30%(4)
  Portfolio turnover rate...........................                           161%            19%                  33%
  Fees and expenses voluntarily waived or borne by
    the Manager consisted of the following per share
    amount:.........................................                       $  0.07        $  0.05               $ 0.10



(1) Calculation excludes purchase premiums. Total returns would be lower had certain expenses not been reimbursed during the period shown.


(2) Computed using average shares outstanding throughout the period.


(3) Not annualized.


(4) Annualized.


TAX-MANAGED SMALL COMPANIES FUND


                                                                              CLASS III SHARES
                                                              ------------------------------------------------
                                                                 YEAR ENDED
                                                                FEBRUARY 28,        PERIOD FROM JUNE 1, 1999
                                                              -----------------   (COMMENCEMENT OF OPERATIONS)
                                                               2002      2001      THROUGH FEBRUARY 29, 2000
                                                              -------   -------   ----------------------------
Net asset value, beginning of period........................            $  9.52             $ 10.00
                                                              -------   -------             -------
Income from investment operations:
  Net investment income.....................................               0.12                0.08
  Net realized and unrealized gain (loss)...................               1.02               (0.50)
                                                              -------   -------             -------
    Total from investment operations........................               1.14               (0.42)
                                                              -------   -------             -------
Less distributions to shareholders:
  From net investment income................................              (0.12)              (0.06)
                                                              -------   -------             -------
    Total distributions.....................................              (0.12)              (0.06)
                                                              -------   -------             -------
Net asset value, end of period..............................            $ 10.54             $  9.52
                                                              =======   =======             =======
Total Return(1).............................................              12.12%              (4.25)%(3)
  Ratios/Supplemental Data:
  Net assets, end of period (000's).........................            $41,042             $39,000
  Net expenses to average daily net assets..................               0.70%               0.70%(4)
  Net investment income to average daily net assets.........               1.25%               1.08%(4)
  Portfolio turnover rate...................................                131%                 18%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amount:....            $  0.02             $  0.01
  Purchase and redemption fees consist of the following per
    share amounts:(2).......................................            $  0.01             $   N/A



(1) Calculation excludes purchase premiums. Total returns would be lower had certain expenses not been reimbursed during the period shown.


(2) The Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change in presentation. Amounts calculated using average shares outstanding throughout the period.


(3) Not annualized.


(4) Annualized.

                      (This page intentionally left blank)

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)
INTERNATIONAL EQUITY FUNDS

INTERNATIONAL INTRINSIC VALUE FUND*

                                                         CLASS II SHARES                             CLASS III SHARES
                                     -------------------------------------------------------     -------------------------
                                                   YEAR ENDED FEBRUARY 28/29,                    YEAR ENDED FEBRUARY 28/29,
                                     -------------------------------------------------------     -------------------------
                                      2002        2001        2000        1999        1998          2002           2001
                                     -------     -------     -------     -------     -------     ----------     ----------
Net asset value, beginning of
 period............................              $ 20.85     $ 20.33     $ 23.16     $ 24.36                    $    20.91
                                     -------     -------     -------     -------     -------     ----------     ----------
Income (loss) from investment
 operations:
 Net investment income.............                 0.40(2)     0.41(2)     0.39(2)     0.52(2)                       0.44(2)
 Net realized and unrealized gain
   (loss)..........................                 1.11        1.33       (0.46)       1.94                          1.09
                                     -------     -------     -------     -------     -------     ----------     ----------
   Total from investment
    operations.....................                 1.51        1.74       (0.07)       2.46                          1.53
                                     -------     -------     -------     -------     -------     ----------     ----------
Less distributions to shareholders:
 From net investment income........                (0.22)      (0.56)      (0.24)      (0.74)                        (0.23)
 In excess of net investment
   income..........................                   --          --       (0.24)         --                            --
 From net realized gains...........                (1.63)      (0.66)      (2.28)      (2.92)                        (1.63)
 In excess of net realized gains...                (0.21)         --          --          --                         (0.21)
                                     -------     -------     -------     -------     -------     ----------     ----------
   Total distributions.............                (2.06)      (1.22)      (2.76)      (3.66)                        (2.07)
                                     -------     -------     -------     -------     -------     ----------     ----------
Net asset value, end of period.....              $ 20.30     $ 20.85     $ 20.33     $ 23.16                    $    20.37
                                     =======     =======     =======     =======     =======     ==========     ==========
Total Return(1)....................                 7.25%       8.09%      (0.76)%     11.60%                         7.32%
Ratios/Supplemental Data:
 Net assets, end of period
   (000's).........................              $15,284     $21,162     $18,295     $12,500                    $1,280,603
 Net expenses to average daily net
   assets..........................                 0.76%       0.76%       0.76%       0.76%                         0.69%
 Net investment income to average
   daily net assets................                 1.88%       1.84%       1.71%       2.14%                         2.07%
 Portfolio turnover rate...........                   31%         53%         60%         68%                           31%
 Fees and expenses voluntarily
   waived or borne by the Manager
   consisted of the following per
   share amounts...................              $  0.02     $  0.02     $  0.06     $  0.07                    $     0.02

                                                 CLASS III SHARES
                                     ----------------------------------------
                                          YEAR ENDED FEBRUARY 28/29,
                                     ----------------------------------------
                                        2000           1999           1998
                                     ----------     ----------     ----------
Net asset value, beginning of
 period............................  $    20.38     $    23.20     $    24.37
                                     ----------     ----------     ----------
Income (loss) from investment
 operations:
 Net investment income.............        0.47(2)        0.42(2)        0.54(2)
 Net realized and unrealized gain
   (loss)..........................        1.28          (0.47)          1.96
                                     ----------     ----------     ----------
   Total from investment
    operations.....................        1.75          (0.05)          2.50
                                     ----------     ----------     ----------
Less distributions to shareholders:
 From net investment income........       (0.56)         (0.25)         (0.75)
 In excess of net investment
   income..........................          --          (0.24)            --
 From net realized gains...........       (0.66)         (2.28)         (2.92)
 In excess of net realized gains...          --             --             --
                                     ----------     ----------     ----------
   Total distributions.............       (1.22)         (2.77)         (3.67)
                                     ----------     ----------     ----------
Net asset value, end of period.....  $    20.91     $    20.38     $    23.20
                                     ==========     ==========     ==========
Total Return(1)....................        8.20%         (0.68)%        11.71%
Ratios/Supplemental Data:
 Net assets, end of period
   (000's).........................  $1,799,929     $1,998,447     $3,046,510
 Net expenses to average daily net
   assets..........................        0.69%          0.69%          0.69%
 Net investment income to average
   daily net assets................        2.09%          1.84%          2.19%
 Portfolio turnover rate...........          53%            60%            68%
 Fees and expenses voluntarily
   waived or borne by the Manager
   consisted of the following per
   share amounts...................  $     0.02     $     0.06     $     0.07



(1) Calculation excludes purchase premiums and redemption fees. Total returns would be lower had certain expenses not been reimbursed during the periods shown.


(2) Computed using average shares outstanding throughout the period.


(3) Not annualized.


(4) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .04% of average daily net assets.


(5) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .02% of average daily net assets.


(6) Annualized.


* Effective February 1, 2001, the "GMO International Core Fund" was renamed the "GMO International Intrinsic Value Fund."


CURRENCY HEDGED INTERNATIONAL EQUITY FUND*

                                                            CLASS III SHARES
                                        --------------------------------------------------------

                                                       YEAR ENDED FEBRUARY 28/29,
                                        --------------------------------------------------------
                                         2002        2001        2000        1999         1998
                                        -------     -------     -------     -------     --------
Net asset value, beginning of
 period............................                 $ 10.04     $  9.28     $ 11.92     $  12.68
                                        -------     -------     -------     -------     --------
Income from investment operations:
 Net investment income.............                    0.23(2)     0.23(2)     0.23(2)      0.27(2)
 Net realized and unrealized gain
   (loss)..........................                    1.34        1.26       (0.36)(3)     1.72
                                        -------     -------     -------     -------     --------
   Total from investment
    operations.....................                    1.57        1.49       (0.13)        1.99
                                        -------     -------     -------     -------     --------
Less distributions to shareholders:
 From net investment income........                   (0.21)      (0.33)      (0.08)       (0.27)
 In excess of net investment
   income..........................                      --       (0.09)      (0.21)          --
 From net realized gains...........                   (2.15)      (0.31)      (2.22)       (2.48)
                                        -------     -------     -------     -------     --------
   Total distributions.............                   (2.36)      (0.73)      (2.51)       (2.75)
                                        -------     -------     -------     -------     --------
Net asset value, end of period.....                 $  9.25     $ 10.04     $  9.28     $  11.92
                                        =======     =======     =======     =======     ========
Total Return(1)....................                   16.69%      15.86%      (1.84)%      17.98%
Ratios/Supplemental Data:
 Net assets, end of period
   (000's).........................                 $49,332     $75,054     $97,450     $207,653
 Net expenses to average daily net
   assets..........................                    0.69%      0.69%        0.69%        0.69%
 Net investment income to average
   daily net assets................                    2.23%      2.25%        2.07%        2.15%
 Portfolio turnover rate...........                      39%        68%          68%          96%
 Fees and expenses voluntarily
   waived or borne by the Manager
   consisted of the following per
   share amounts...................                 $  0.04     $  0.03     $  0.05     $   0.05

                                                              CLASS IV SHARES
                                     ------------------------------------------------------------------
                                                                                         PERIOD FROM
                                                                                       JANUARY 9, 1998
                                              YEAR ENDED FEBRUARY 28/29,              (COMMENCEMENT OF
                                     --------------------------------------------      OPERATIONS) TO
                                      2002        2001        2000         1999       FEBRUARY 28, 1998
                                     -------     -------     -------     --------     -----------------
Net asset value, beginning of
 period............................              $ 10.03     $  9.27     $  11.92         $  10.87
                                     -------     -------     -------     --------         --------
Income from investment operations:
 Net investment income.............                 0.21(2)     0.29(2)      0.24(2)          0.01(2)
 Net realized and unrealized gain
   (loss)..........................                 1.36        1.21        (0.36)(3)         1.04
                                     -------     -------     -------     --------         --------
   Total from investment
    operations.....................                 1.57        1.50        (0.12)            1.05
                                     -------     -------     -------     --------         --------
Less distributions to shareholders:
 From net investment income........                (0.22)      (0.34)       (0.09)              --
 In excess of net investment
   income..........................                   --       (0.09)       (0.22)              --
 From net realized gains...........                (2.15)      (0.31)       (2.22)              --
                                     -------     -------     -------     --------         --------
   Total distributions.............                (2.37)      (0.74)       (2.53)              --
                                     -------     -------     -------     --------         --------
Net asset value, end of period.....              $  9.23     $ 10.03     $   9.27         $  11.92
                                     =======     =======     =======     ========         ========
Total Return(1)....................                16.72%      15.94%       (1.79)%           9.66%(4)
Ratios/Supplemental Data:
 Net assets, end of period
   (000's).........................              $60,011     $52,526     $108,956         $362,829
 Net expenses to average daily net
   assets..........................                 0.63%       0.63%        0.63%            0.63%(6)
 Net investment income to average
   daily net assets................                 2.03%       2.81%        2.17%            0.72%(6)
 Portfolio turnover rate...........                   39%         68%          68%              96%
 Fees and expenses voluntarily
   waived or borne by the Manager
   consisted of the following per
   share amounts...................              $  0.04     $  0.03     $   0.05         $   0.01



(1) Calculation excludes purchase premiums. Total returns would be lower had certain expenses not been reimbursed during the periods shown.


(2) Computed using average shares outstanding throughout the period.


(3) The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the year ended February 28, 1999 due to timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.


(4) Not annualized.


(5) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .03% of average daily net assets.


(6) Annualized.


* Effective February 1, 2001, the "GMO Currency Hedged International Core Fund" was renamed the "GMO Currency Hedged International Equity Fund."

                                      CLASS IV SHARES
         -------------------------------------------------------------------------
                                                                    PERIOD FROM
                                                                  JANUARY 9, 1998
                     YEAR ENDED FEBRUARY 28/29,                  (COMMENCEMENT OF
         --------------------------------------------------       OPERATIONS) TO
           2002          2001          2000          1999        FEBRUARY 28, 1998
         --------      --------      --------      --------      -----------------
                       $  20.90      $  20.37      $  23.19          $  20.61
         --------      --------      --------      --------          --------
                           0.50(2)       0.55(2)       0.42(2)           0.02(2)
                           1.05          1.21         (0.46)             2.56
         --------      --------      --------      --------          --------
                           1.55          1.76         (0.04)             2.58
         --------      --------      --------      --------          --------
                          (0.24)        (0.57)        (0.25)               --
                          --            --            (0.25)               --
                          (1.63)        (0.66)        (2.28)               --
                          (0.21)        --            --              --
         --------      --------      --------      --------          --------
                          (2.08)        (1.23)        (2.78)               --
         --------      --------      --------      --------          --------
                       $  20.37      $  20.90      $  20.37          $  23.19
         ========      ========      ========      ========          ========
                           7.45%         8.18%        (0.60)%           12.52%(3)
                       $155,558      $291,894      $567,219          $682,952
                           0.63%         0.63%         0.63%             0.63%(6)
                           2.34%         2.47%         1.85%             0.68%(6)
                             31%           53%           60%               68%
                       $   0.02      $   0.02      $   0.06          $   0.01

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)
FOREIGN FUND*

                                                                CLASS II SHARES
                                              ---------------------------------------------------
                                                          YEAR ENDED FEBRUARY 28/29,
                                              ---------------------------------------------------
                                               2002       2001       2000       1999       1998
                                              -------    -------    -------    -------    -------
Net asset value, beginning of period......               $ 13.14      11.79    $ 12.09    $ 10.65
                                              -------    -------    -------    -------    -------
Income from investment operations:
  Net investment income...................                  0.20(2)    0.17(2)    0.20(2)    0.18(2)
  Net realized and unrealized gain
    (loss)................................                 (0.41)      2.89      (0.14)      1.48
                                              -------    -------    -------    -------    -------
    Total from investment operations......                 (0.21)      3.06       0.06       1.66
                                              -------    -------    -------    -------    -------
Less distributions to shareholders:
  From net investment income..............                 (0.29)     (0.21)     (0.25)     (0.22)
  From net realized gains.................                 (1.43)     (1.50)     (0.11)     (0.00)(3)
                                              -------    -------    -------    -------    -------
    Total distributions...................                 (1.72)     (1.71)     (0.36)     (0.22)
                                              -------    -------    -------    -------    -------
Net asset value, end of period............               $ 11.21    $ 13.14    $ 11.79    $ 12.09
                                              =======    =======    =======    =======    =======
Total Return(1)...........................                 (1.84)%    25.63%      0.36%     15.94%
Ratios/Supplemental Data:
  Net assets, end of period (000's).......               $61,681    $60,278    $33,780    $53,949
  Net expenses to average daily net
    assets................................                  0.82%      0.82%      0.82%      0.82%
  Net investment income to average daily
    net assets............................                  1.63%      1.28%      1.64%      1.60%
  Portfolio turnover rate.................                    38%        35%        27%        19%
  Fees and expenses voluntarily waived or
    borne by the Manager consisted of the
    following per share amounts...........               $  0.01    $  0.01    $  0.03    $  0.03

                                                                 CLASS III SHARES
                                            -----------------------------------------------------------
                                                            YEAR ENDED FEBRUARY 28/29,
                                            -----------------------------------------------------------
                                             2002         2001          2000         1999        1998
                                            -------    ----------    ----------    --------    --------
Net asset value, beginning of period......             $    13.16    $    11.81    $  12.10    $  10.66
                                            -------    ----------    ----------    --------    --------
Income from investment operations:
  Net investment income...................                   0.21(2)       0.20(2)     0.20(2)     0.21(2)
  Net realized and unrealized gain
    (loss)................................                  (0.43)         2.86       (0.12)       1.45
                                            -------    ----------    ----------    --------    --------
    Total from investment operations......                  (0.22)         3.06        0.08        1.66
                                            -------    ----------    ----------    --------    --------
Less distributions to shareholders:
  From net investment income..............                  (0.29)        (0.21)      (0.26)      (0.22)
  From net realized gains.................                  (1.43)        (1.50)      (0.11)      (0.00)(3)
                                            -------    ----------    ----------    --------    --------
    Total distributions...................                  (1.72)        (1.71)      (0.37)      (0.22)
                                            -------    ----------    ----------    --------    --------
Net asset value, end of period............             $    11.22    $    13.16    $  11.81    $  12.10
                                            =======    ==========    ==========    ========    ========
Total Return(1)...........................                  (1.85)%       25.65%       0.48%      15.95%
Ratios/Supplemental Data:
  Net assets, end of period (000's).......             $1,019,541    $1,022,498    $927,108    $847,427
  Net expenses to average daily net
    assets................................                   0.75%         0.75%       0.75%       0.75%
  Net investment income to average daily
    net assets............................                   1.71%         1.48%       1.60%       1.80%
  Portfolio turnover rate.................                     38%           35%         27%         19%
  Fees and expenses voluntarily waived or
    borne by the Manager consisted of the
    following per share amounts...........             $     0.01    $     0.01    $   0.03    $   0.03



(1)  Calculation excludes purchase premiums and redemption fees. Total returns would be lower had certain expenses not been reimbursed during the periods shown.
(2)  Computed using average shares outstanding throughout the period.
(3)  The per share realized gain distribution was $0.004.
(4)  Not annualized.
(5)  Annualized.
(6)  Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .02% of average daily net assets.
(7)  Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .01% of average daily net assets.
(8)  Net investment income earned was less than $.01 per share. Computed using average shares outstanding throughout the period.
(9)  Fees or expenses voluntarily waived or borne by the manager were less than $.01 per share.
(a)  The fiscal year end of the GMO Pool was June 30.
(b)  Expenses for the GMO Pool were paid directly by its unitholders.
(c)  Net of annual total GMO Pool expenses of 0.83% paid directly by unitholders.
  *  The GMO Foreign Fund (the "Foreign Fund") commenced operations on June 28, 1996 subsequent to a transaction involving, in essence, the reorganization of the GMO International Equities Pool of The Common Fund for Nonprofit Organizations (the "GMO
     Pool") as the Foreign Fund.
 **  All information relating to the time periods prior to June 28, 1996 relates to the GMO Pool. Total return figures are based on historical earnings but past performance data is not necessarily indicative of future performance of the Foreign Fund. The per unit information for the GMO Pool has been restated to conform to the Foreign Fund's initial net asset value of $10.00 per share on such date. The GMO Pool was not a registered investment company as it was exempt from registration under the
     1940 Act and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the GMO Pool had been registered under the 1940 Act, its performance may have been adversely affected. The GMO Pool's performance information is also presented as the performance of the Foreign Fund for periods prior to June 28, 1996 by including the total return of the
     GMO Pool; such information does not constitute the financial highlights of the Foreign Fund.



The information relating to the periods ended February 28/29, 1998, 1999, 2000, 2001, and 2002 should be read in conjunction with the financial statements and related notes which are included in the Foreign Fund's Annual Report, and which are incorporated by reference in the Trust's Statement of Additional Information. The GMO Pool had only one class of outstanding units. Expenses charged to GMO Pool unitholders were fixed at a level above that of the Foreign Fund's Class II and Class III Shares.

                                  CLASS IV SHARES
        --------------------------------------------------------------------
                                                              PERIOD FROM
                                                            JANUARY 9, 1998
                                                           (COMMENCEMENT OF
                                                            OPERATIONS) TO
          2002         2001         2000         1999      FEBRUARY 28, 1998
        --------     --------     --------     --------    -----------------
                     $  13.16     $  11.81     $  12.11        $  10.90
        --------     --------     --------     --------        --------
                         0.22(2)      0.21(2)      0.22(2)      --     (8)
                        (0.43)        2.86        (0.15)           1.21
        --------     --------     --------     --------        --------
                        (0.21)        3.07         0.07            1.21
        --------     --------     --------     --------        --------
                        (0.30)       (0.22)       (0.26)        --
                        (1.43)       (1.50)       (0.11)        --
        --------     --------     --------     --------        --------
                        (1.73)       (1.72)       (0.37)        --
        --------     --------     --------     --------        --------
                     $  11.22     $  13.16     $  11.81        $  12.11
        ========     ========     ========     ========        ========
                        (1.79)%      25.74%        0.53%          11.10%(4)
                     $144,425     $141,175     $130,760        $219,785
                         0.69%        0.69%        0.69%           0.69%(5)
                         1.77%        1.55%        1.81%           0.26%(5)
                           38%          35%          27%             19%
                     $   0.01     $   0.01     $   0.03        $   0.00(9)

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

FOREIGN SMALL COMPANIES FUND*


                                                    CLASS III SHARES
                                              ----------------------------
                                                           PERIOD FROM
                                                          JUNE 30, 2000
                                                        (COMMENCEMENT OF
                                                       OPERATIONS) THROUGH
                                               2002     FEBRUARY 28, 2001
                                              ------   -------------------
Net asset value, beginning of period........                 $ 10.00
                                              ------         -------
Income from investment operations:
  Net investment income.....................                    0.06
  Net realized and unrealized gain (loss)...                   (0.33)(2)
                                              ------         -------
    Total from investment operations........                   (0.27)
                                              ------         -------
Less distributions to shareholders:
  From net investment income................                   (0.05)
  From net realized gains...................                      --
                                              ------         -------
    Total distributions.....................                      --
                                              ------         -------
Net asset value, end of period..............                 $  9.68
                                              ======         =======
Total Return(1).............................                   (2.64)%(3)
Ratios/Supplemental Data:
  Net assets, end of period (000's).........                 $61,244
  Net expenses to average daily net
    assets..................................                    0.85%(4)
  Net investment income to average daily net
    assets..................................                    1.08%(4)
  Portfolio turnover rate...................                      16%
  Fees and expenses voluntarily waived or
    borne by the Manager consisted of the
    following per share amounts.............                 $  0.02

                                                                   GMO POOL
                                                           PERFORMANCE INFORMATION**
                                                                  (UNAUDITED)
                                              ---------------------------------------------------

                                                            YEAR ENDED JUNE 30,(A)
                                              ---------------------------------------------------
                                               2000          1999           1998            1997
                                              ------        ------         ------          ------
Net asset value, beginning of period........  $ 8.64        $ 7.96         $ 8.28          $ 7.34
                                              ------        ------         ------          ------
Income from investment operations:
  Net investment income.....................    0.12          0.15           0.10            0.16
  Net realized and unrealized gain (loss)...    1.57          0.73          (0.25)           0.98
                                              ------        ------         ------          ------
    Total from investment operations........    1.69          0.88          (0.15)           1.14
                                              ------        ------         ------          ------
Less distributions to shareholders:
  From net investment income................    0.33          0.20           0.17            0.20
  From net realized gains...................      --            --             --              --
                                              ------        ------         ------          ------
    Total distributions.....................    0.33          0.20           0.17            0.20
                                              ------        ------         ------          ------
Net asset value, end of period..............  $10.00        $ 8.64         $ 7.96          $ 8.28
                                              ======        ======         ======          ======
Total Return(1).............................   19.80%(b)     11.52%(b)      (1.74)%(b)      15.88%(b)
Ratios/Supplemental Data:
  Net assets, end of period (000's).........     N/A           N/A            N/A             N/A
  Net expenses to average daily net
    assets..................................     N/A           N/A            N/A             N/A
  Net investment income to average daily net
    assets..................................     N/A           N/A            N/A             N/A
  Portfolio turnover rate...................     N/A           N/A            N/A             N/A
  Fees and expenses voluntarily waived or
    borne by the Manager consisted of the
    following per share amounts.............     N/A           N/A            N/A             N/A



(1)  Calculation excludes purchase premiums and redemption fees. The total return would have been lower had certain expenses not been reimbursed during the period shown.
(2)  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the period ended February 28, 2001 due to the timing of purchase and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(3)  Not annualized.
(4)  Annualized.
(a)  The fiscal year end of the GMO Pool was June 30.
(b)  The total return figures and other information shown above have been restated to reflect the Fund's higher expense ratio.
  *  The Fund commenced operations on July 1, 2000 subsequent to a transaction involving the reorganization of a discrete,
     GMO-managed pool of the International Small Cap Fund of the Common Fund for Nonprofit Organizations (the "GMO Pool") as the
     Fund.
 **  All information relating to the time periods prior to July 1, 2000 relates to the GMO Pool. Total return figures are based on historical earnings but past performance data is not necessarily indicative of future results. Total return figures for the
     GMO Pool have been restated to reflect the estimated operating expenses of the Fund, which are higher than the operating expenses for the GMO Pool. The per unit information for the GMO Pool has been restated to conform to the Fund's initial net asset value of $10.00 per share. The GMO Pool was not registered as an investment company and therefore was not subject to certain investment restrictions imposed by the Investment Company Act of 1940. Had the GMO Pool been subject to these restrictions, its performance may have been adversely affected.


INTERNATIONAL SMALL COMPANIES FUND


                                                                                  CLASS III SHARES
                                                              --------------------------------------------------------
                                                                             YEAR ENDED FEBRUARY 28/29,
                                                              --------------------------------------------------------
                                                                2002        2001        2000        1999        1998
                                                              --------    --------    --------    --------    --------
Net asset value, beginning of period........................              $  11.54    $  11.02    $  12.22    $  13.46
                                                              --------    --------    --------    --------    --------
Income (loss) from investment operations:
  Net investment income.....................................                  0.23        0.25        0.55        0.27
  Net realized and unrealized gain (loss)...................                  1.02        0.83       (1.15)       0.42
                                                              --------    --------    --------    --------    --------
    Total from investment operations........................                  1.25        1.08       (0.60)       0.69
                                                              --------    --------    --------    --------    --------
Less distributions to shareholders:
  From net investment income................................                 (0.25)      (0.15)      (0.21)      (0.26)
  From net realized gains...................................                 (0.65)      (0.41)      (0.39)      (1.67)
  In excess of net realized gains...........................                 (0.21)      --          --          --
                                                              --------    --------    --------    --------    --------
    Total distributions.....................................                 (1.11)      (0.56)      (0.60)      (1.93)
                                                              --------    --------    --------    --------    --------
Net asset value, end of period..............................              $  11.68    $  11.54    $  11.02    $  12.22
                                                              ========    ========    ========    ========    ========
Total Return(1).............................................                 11.09%       9.62%      (5.06)%      6.92%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................              $187,093    $173,362    $158,142    $234,155
  Net expenses to average daily net assets..................                  0.75%       0.75%       0.75%       0.75%
  Net investment income to average daily net assets.........                  2.05%       2.19%       1.67%       1.93%
  Portfolio turnover rate...................................                    60%         55%          8%         79%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....              $   0.02    $   0.03    $   0.27    $   0.12
  Purchase and redemption fees consisted of the following
    per share amounts:(2)...................................              $   0.04    $     --    $     --    $     --



(1) Calculation excludes purchase premiums and redemption fees. Total returns would be lower had certain expenses not been reimbursed during the periods shown.


(2) The Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change in presentation. Amounts calculated using average shares outstanding throughout the period.


(3) The distribution in excess of net realized gains was less than $.01 per share.


(4) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .01% of average daily net assets.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

EMERGING MARKETS FUND

                                                           CLASS III SHARES
                                    ---------------------------------------------------------------

                                                      YEAR ENDED FEBRUARY 28/29,
                                    ---------------------------------------------------------------
                                      2002       2001          2000          1999           1998
                                    --------   --------      --------      --------      ----------
Net asset value, beginning of
 period...........................             $  11.16      $   6.31      $   9.56      $    12.49
                                    --------   --------      --------      --------      ----------
Income (loss) from investment
 operations:
 Net investment income............                 0.17(3)       0.13(3)       0.25            0.16(3)
 Net realized and unrealized gain
   (loss).........................                (2.27)         4.77         (3.19)          (1.76)
                                    --------   --------      --------      --------      ----------
   Total from investment
    operations....................                (2.10)         4.90         (2.94)          (1.60)
                                    --------   --------      --------      --------      ----------
Less distributions to shareholders
 from:
 Net investment income............                (0.02)        (0.03)        (0.19)          (0.25)
 In excess of net investment
   income.........................                --            (0.02)        --             --
 Net realized gains...............                --            --            (0.12)          (0.71)
 In excess of net realized
   gains..........................                --            --            (0.00)(4)       (0.37)
                                    --------   --------      --------      --------      ----------
   Total distributions............                (0.02)        (0.05)        (0.31)          (1.33)
                                    --------   --------      --------      --------      ----------
Net asset value, end of period....             $   9.04      $  11.16      $   6.31      $     9.56
                                    ========   ========      ========      ========      ==========
Total Return(1)...................               (18.79)%       77.43%       (30.96)%        (12.94)%
Ratios/Supplemental Data:
 Net assets, end of period
   (000's)........................             $560,205      $727,197      $524,741      $  913,615
 Net expenses to average daily net
   assets.........................                 1.23%         1.18%         1.16%           1.24%(6)
 Net investment income to average
   daily net assets...............                 1.69%         1.41%         2.75%           1.30%
 Portfolio turnover rate..........                   90%           73%           76%             88%
 Fees and expenses voluntarily
   waived or borne by the Manager
   consisted of the following per
   share amounts..................             $   0.00(9)   $   0.00(9)   $   0.02      $     0.03
 Purchase and redemption fees
   consisted of the following per
   share amounts:(2)..............             $   0.03      $  --         $  --         $   --

                                                                  CLASS IV SHARES
                                    ---------------------------------------------------------------------------
                                                                                                 PERIOD FROM
                                                                                               JANUARY 9, 1998
                                                 YEAR ENDED FEBRUARY 28/29,                   (COMMENCEMENT OF
                                    ----------------------------------------------------       OPERATIONS) TO
                                       2002           2001          2000          1999        FEBRUARY 28, 1998
                                    ----------      --------      --------      --------      -----------------
Net asset value, beginning of
 period...........................                  $  11.16      $   6.31      $   9.56          $   8.62
                                    ----------      --------      --------      --------          --------
Income (loss) from investment
 operations:
 Net investment income............                      0.17(3)       0.13(3)       0.28              0.01(3)
 Net realized and unrealized gain
   (loss).........................                     (2.28)         4.77         (3.21)             0.93
                                    ----------      --------      --------      --------          --------
   Total from investment
    operations....................                     (2.11)         4.90         (2.93)             0.94
                                    ----------      --------      --------      --------          --------
Less distributions to shareholders
 from:
 Net investment income............                     (0.02)        (0.03)        (0.20)          --
 In excess of net investment
   income.........................                     --            (0.02)        --              --
 Net realized gains...............                     --            --            (0.12)          --
 In excess of net realized
   gains..........................                     --            --            (0.00)(4)       --
                                    ----------      --------      --------      --------          --------
   Total distributions............                     (0.02)        (0.05)        (0.32)          --
                                    ----------      --------      --------      --------          --------
Net asset value, end of period....                  $   9.03      $  11.16      $   6.31          $   9.56
                                    ==========      ========      ========      ========          ========
Total Return(1)...................                    (18.82)%       77.76%       (31.01)%           10.90%(5)
Ratios/Supplemental Data:
 Net assets, end of period
   (000's)........................                  $467,619      $480,208      $261,187          $672,020
 Net expenses to average daily net
   assets.........................                      1.18%         1.13%         1.12%             1.22%(7,8)
 Net investment income to average
   daily net assets...............                      1.73%         1.45%         2.87%             0.65%(7)
 Portfolio turnover rate..........                        90%           73%           76%               88%
 Fees and expenses voluntarily
   waived or borne by the Manager
   consisted of the following per
   share amounts..................                  $   0.00(9)   $   0.00(4)   $   0.02          $--     (9)
 Purchase and redemption fees
   consisted of the following per
   share amounts:(2)..............                  $   0.03



(1) Calculation excludes purchase premiums and redemption fees. Total returns would be lower had certain expenses not been reimbursed during the periods shown.


(2) The Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change in presentation. Amounts calculated using average shares outstanding throughout the period.


(3) Computed using average shares outstanding throughout the period.


(4) The distribution in excess of net realized gains was $0.0005.


(5) Not annualized.


(6) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .06% and .035% of average daily net assets for the years ended February 28, 1997 and 1998, respectively.


(7) Annualized.


(8) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .04% of average daily net assets.


(9) Fees and expenses voluntarily waived or borne by the Manager were less than $.01 per share.



EMERGING COUNTRIES FUND*



                                                                  CLASS III SHARES
                                                    --------------------------------------------
                                                             YEAR ENDED FEBRUARY 28/29,              PERIOD FROM AUGUST 29, 1997
                                                    --------------------------------------------     (COMMENCEMENT OF OPERATIONS)
                                                     2002        2001        2000         1999           TO FEBRUARY 28, 1998
                                                    -------     -------     -------      -------     ----------------------------
Net asset value, beginning of period..............              $ 11.41     $  5.74      $  8.61               $ 10.00
                                                    -------     -------     -------      -------               -------
Income from investment operations:
 Net investment income............................                 0.08        0.05         0.23                  0.03(3)
 Net realized and unrealized gain (loss)..........                (2.48)       5.63        (2.94)                (1.42)
                                                    -------     -------     -------      -------               -------
   Total from investment operations...............                (2.40)       5.68        (2.71)                (1.39)
                                                    -------     -------     -------      -------               -------
Less distributions to shareholders:
 From net investment income.......................                   --          --        (0.16)                   --
 From net realized gains..........................                (0.20)      (0.01)
                                                    -------     -------     -------      -------               -------
   Total distributions............................                (0.20)      (0.01)       (0.16)                   --
                                                    -------     -------     -------      -------               -------
Net asset value, end of period....................              $  8.81     $ 11.41      $  5.74               $  8.61
                                                    =======     =======     =======      =======               =======
Total Return(1)...................................               (21.27)%     98.96%      (31.60)%              (13.90)%(4)
Ratios/Supplemental Data:
 Net assets, end of period (000's)................              $52,239     $65,191      $31,718               $39,698
 Net expenses to average daily net assets.........                 1.40%       1.28%        1.27%                 1.65%(5,6)
 Net investment income to average daily net
   assets.........................................                 0.91%       0.54%        3.65%                 0.78%(5)
 Portfolio turnover rate..........................                   98%        157%         158%                   56%
 Fees and expenses voluntarily waived or borne by
   the Manager consisted of the following per
   share amounts..................................              $  0.01     $  0.01      $  0.02               $  0.03
 Purchase and redemption fees consisted of the
   following per share amounts:(2)................              $  0.02     $    --      $    --               $    --



(1) Calculation excludes purchase premiums and redemption fees. Total returns would be lower had certain expenses not been reimbursed during the periods shown.


(2) The Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change in presentation. Amounts calculated using average shares outstanding throughout the period.


(3) Computed using average shares outstanding throughout the period.


(4) Not annualized.


(5) Annualized.


(6) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .16% of average daily net assets.


* Effective April 1, 2002, the "GMO Evolving Countries Fund" was renamed the "GMO Emerging Countries Fund."

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

  ASIA FUND


                                                           CLASS III SHARES
                                           -------------------------------------------------
                                                      YEAR ENDED FEBRUARY 28/29,                    PERIOD FROM FEBRUARY 18, 1998
                                           -------------------------------------------------        (COMMENCEMENT OF OPERATIONS)
                                             2002          2001          2000         1999              TO FEBRUARY 28, 1998
                                           --------      --------      --------      -------        -----------------------------
Net asset value, beginning of
  period.............................                    $  12.35      $   7.67      $ 10.44                   $ 10.00
                                           --------      --------      --------      -------                   -------
Income (loss) from investment
  operations:
  Net investment income..............                        0.09          0.03         0.08(3)                   0.01(3)
  Net realized and unrealized gain
    (loss)...........................                       (3.32)         5.01        (2.69)                     0.43
                                           --------      --------      --------      -------                   -------
    Total from investment
      operations.....................                       (3.23)         5.04        (2.61)                     0.44
                                           --------      --------      --------      -------                   -------
Less distributions to shareholders
  from:
  Net investment income..............                       (0.01)        (0.02)       (0.08)                       --
  In excess of net investment
    income...........................                          --            --        (0.08)                       --
  Net realized gains.................                       (1.24)        (0.34)          --                        --
  In excess of net realized gains....                       (0.00)(4)        --           --                        --
                                           --------      --------      --------      -------                   -------
    Total Distributions..............                       (1.25)        (0.36)       (0.16)                       --
                                           --------      --------      --------      -------                   -------
Net asset value, end of period.......                    $   7.87      $  12.35      $  7.67                   $ 10.44
                                           ========      ========      ========      =======                   =======
Total Return(1)......................                      (27.45)%       65.57%      (25.03)%                    4.40%(5)
Ratios/Supplemental Data:
  Net assets, end of period
    (000's)..........................                    $113,927      $119,218      $77,404                   $40,161
  Net expenses to average daily net
    assets...........................                        1.30%         1.25%        1.26%                     2.52%(6)
  Net investment income to average
    daily net assets.................                        1.22%         0.22%        1.04%                     2.86%(6)
  Portfolio turnover rate............                          84%          121%          61%                        1%
  Fees and expenses voluntarily
    waived or borne by the Manager
    consisted of the following per
    share amounts....................                    $   0.01      $   0.01      $  0.02                   $  0.01
  Purchase and redemption fees
    consist of the following per
    share amounts:(2)................                    $   0.03      $     --      $    --                   $    --



(1) Calculation excludes purchase premiums and redemption fees. Total returns would be lower had certain expenses not been reimbursed during the periods shown.


(2) The Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change in presentation. Amounts calculated using average shares outstanding throughout the period.


(3) Computed using average shares outstanding throughout the period.


(4) The per share distributions in excess of net realized gains was $0.001.


(5) Not annualized.


(6) Annualized.


TAX-MANAGED INTERNATIONAL EQUITIES FUND


                                                                 CLASS III SHARES
                                                     ----------------------------------------
                                                            YEAR ENDED FEBRUARY 28/29,                PERIOD FROM JULY 29, 1998
                                                     ----------------------------------------        (COMMENCEMENT OF OPERATIONS)
                                                       2002            2001            2000           THROUGH FEBRUARY 28, 1999
                                                     --------        --------        --------        ----------------------------
Net asset value, beginning of period...........                      $  10.43        $   9.71                  $ 10.00
Income (loss) from investment operations:
  Net investment income........................                          0.23(2)         0.15(2)                  0.04
  Net realized and unrealized gain (loss)......                          0.29            0.70                    (0.28)
                                                     --------        --------        --------                  -------
    Total from investment operations...........                          0.52            0.85                    (0.24)
                                                     --------        --------        --------                  -------
Less distributions to shareholders:
  From net investment income...................                         (0.16)          (0.10)                   (0.04)
  In excess of net investment income...........                            --           (0.03)                   (0.01)
                                                     --------        --------        --------                  -------
    Total distributions........................                         (0.16)          (0.13)                   (0.05)
                                                     --------        --------        --------                  -------
Net asset value, end of period.................                      $  10.79        $  10.43                  $  9.71
                                                     ========        ========        ========                  =======
Total Return(1)................................                          5.03%           8.65%                   (2.44)%(3)
Ratios/Supplemental Data:
  Net assets, end of period (000's)............                      $ 75,538        $112,623                  $18,529
  Net expenses to average daily net assets.....                          0.69%           0.69%                    0.69%(4)
  Net investment income to average daily net
    assets.....................................                          2.11%           1.36%                    0.87%(4)
  Portfolio turnover rate......................                            56%              5%                      20%
  Fees and expenses voluntarily waived or borne
    by the Manager consisted of the following
    per share amount...........................                      $   0.04        $   0.04                  $  0.12



(1) Calculation excludes purchase premiums. Total returns would be lower had certain expenses not been reimbursed during the period shown.


(2) Computed using average shares outstanding throughout the period.


(3) Not annualized.


(4) Annualized.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

FIXED INCOME FUNDS
-----------------------------


DOMESTIC BOND FUND

                                                                                       CLASS III SHARES
                                                              ------------------------------------------------------------------
                                                                                  YEAR ENDED FEBRUARY 28/29,
                                                              ------------------------------------------------------------------
                                                                2002      2001(3)            2000             1999        1998
                                                              --------    --------         --------         --------    --------
Net asset value, beginning of period........................              $   9.23         $   9.65         $  10.26    $  10.18
                                                              --------    --------         --------         --------    --------
Income from investment operations:
 Net investment income(1)...................................                  0.61(4)          0.60             0.68        0.67
 Net realized and unrealized gain (loss)....................                  0.72            (0.42)           (0.15)       0.38
                                                              --------    --------         --------         --------    --------
   Total from investment operations.........................                  1.33             0.18             0.53        1.05
                                                              --------    --------         --------         --------    --------
Less distributions to shareholders:
 From net investment income.................................                 (0.58)           (0.58)           (0.68)      (0.70)
 From net realized gains....................................                    --            (0.02)           (0.21)      (0.27)
 In excess of net realized gains............................                    --               --(5)         (0.25)         --
                                                              --------    --------         --------         --------    --------
   Total distributions......................................                 (0.58)           (0.60)           (1.14)      (0.97)
                                                              --------    --------         --------         --------    --------
Net asset value, end of period..............................              $   9.98         $   9.23         $   9.65    $  10.26
                                                              ========    ========         ========         ========    ========
Total Return(2).............................................                 14.91%            2.03%            5.03%      10.71%
Ratios/Supplemental Data:
 Net assets, end of period (000's)..........................              $170,534         $164,457         $175,071    $431,410
 Net operating expenses to average daily net assets.........                  0.25%            0.25%            0.25%       0.25%
 Interest expense to average daily net assets...............                  0.07%            0.19%            0.02%         --
 Total net expenses to average daily net assets.............                  0.32%(6)         0.44%(6)         0.27%(6)     0.25%
 Net investment income to average daily net assets(1).......                  6.41%            5.85%            6.21%       6.14%
 Portfolio turnover rate....................................                    65%              20%              17%         59%
 Fees and expenses voluntarily waived or borne by the
   Manager consisted of the following per share amounts.....                    --(7)            --(7)      $   0.02    $   0.02



(1) Calculation excludes purchase premiums and redemption fees. Net investment income for the years ended February 28, 2001 and February 29, 2000 is affected by timing of the declaration of dividends by other GMO Funds in which the Fund invests.


(2) Total returns would be lower had certain expenses not been reimbursed during the periods shown.


(3) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was an increase net investment income per share by $0.001, decrease net realized and unrealized gains and losses per share by $0.001 and increase the ratio of net investment income to average net assets from 6.40% to 6.41%. Per share data and ratios/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change in presentation.


(4) Computed using average shares outstanding throughout the period.


(5) The per share distribution in excess of net realized gains was less than $0.01.


(6) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.


(7) Fees and expenses waived or borne by the Manager were less than $0.01 per share.


CORE PLUS BOND FUND*


                                                                CLASS III SHARES
                                               --------------------------------------------------
                                                           YEAR ENDED FEBRUARY 28/29,                 PERIOD FROM APRIL 30, 1997
                                               --------------------------------------------------    (COMMENCEMENT OF OPERATIONS)
                                                 2002        2001(3)         2000          1999          TO FEBRUARY 28, 1998
                                               --------      --------      --------      --------    ----------------------------
Net asset value, beginning of period.......                  $   9.64      $  10.23      $  10.60              $  10.00
                                               --------      --------      --------      --------              --------
Income from investment operations:
 Net investment income(1)..................                      0.62(4)       0.62(4)       0.64(4)               0.55(4)
 Net realized and unrealized gain (loss)...                      0.73         (0.40)        (0.58)                 0.66
                                               --------      --------      --------      --------              --------
   Total from investment operations........                      1.35          0.22          0.06                  1.21
                                               --------      --------      --------      --------              --------
Less distributions to shareholders:
 From net investment income................                     (0.82)        (0.70)        (0.12)                (0.27)
 From net realized gains...................                        --         (0.11)        (0.31)                (0.34)
                                               --------      --------      --------      --------              --------
   Total distributions.....................                     (0.82)        (0.81)        (0.43)                (0.61)
                                               --------      --------      --------      --------              --------
Net asset value, end of period.............                  $  10.17      $   9.64      $  10.23              $  10.60
                                               ========      ========      ========      ========              ========
Total Return(2)............................                     14.52%         2.26%         0.44%                12.16%(5)
Ratios/Supplemental Data:
 Net assets, end of period (000's).........                  $156,412      $120,276      $143,703              $228,386
 Net operating expenses to average daily
   net assets..............................                      0.39%(6)      0.40%         0.40%                 0.40%(7)
 Interest expense to average daily net
   assets..................................                        --          0.01%           --                    --
 Total net expenses to average daily net
   assets..................................                      0.39%         0.41%(8)        --                    --
 Net investment income to average daily net
   assets(1)...............................                      6.34%         6.19%         5.97%                 6.05%(7)
 Portfolio turnover rate...................                       181%           40%          113%                   58%
 Fees and expenses voluntarily waived or
   borne by the Manager consisted of the
   following per share amounts.............                  $   0.01      $   0.01      $   0.03              $   0.02



(1) Calculation excludes purchase premiums and redemption fees. Net investment income for the years ended February 28, 2001 and February 29, 2000 is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.


(2) Calculation excludes purchase premiums. Total returns would be lower had certain expenses not been reimbursed during the periods shown.


(3) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.04, increase net realized gains and losses per share by $0.04 and decrease the ratio of net investment income to average net assets from 6.70% to 6.34%. Per share and ratio/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change in presentation.


(4) Computed using average shares outstanding throughout the period.


(5) Not annualized.


(6) On October 19, 2000, the Fund began to invest in GMO Emerging Country Debt Fund and revised its voluntary expense waiver. Net expenses exclude expenses incurred indirectly through investment in GMO Emerging Country Debt Fund.


(7) Annualized.


(8) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.


* Effective June 30, 2001, the "GMO U.S. Bond/Global Alpha A Fund" was renamed the "GMO Core Plus Bond Fund."

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

INTERNATIONAL BOND FUND


                                                                                      CLASS III SHARES
                                                              ----------------------------------------------------------------
                                                                                 YEAR ENDED FEBRUARY 28/29,
                                                              ----------------------------------------------------------------
                                                                2002        2001(3)         2000          1999          1998
                                                              --------      --------      --------      --------      --------
Net asset value, beginning of period........................                $   9.19      $  10.06      $  10.45      $  10.78
                                                              --------      --------      --------      --------      --------
Income from investment operations:
  Net investment income(1)..................................                    0.63(4)       0.70          0.71          0.59
  Net realized and unrealized gain (loss)...................                   (0.34)        (0.99)        (0.42)         0.08
                                                              --------      --------      --------      --------      --------
    Total from investment operations........................                    0.29         (0.29)         0.29          0.67
                                                              --------      --------      --------      --------      --------
Less distributions to shareholders:
  From net investment income................................                      --         (0.39)        (0.36)        (0.54)
  In excess of net investment income........................                      --            --         (0.09)           --
  From net realized gains...................................                   (0.04)        (0.19)        (0.23)        (0.10)
  In excess of net realized gains...........................                      --(5)         --            --         (0.36)
                                                              --------      --------      --------      --------      --------
    Total distributions.....................................                   (0.04)        (0.58)        (0.68)        (1.00)
                                                              --------      --------      --------      --------      --------
Net asset value, end of period..............................                $   9.44      $   9.19      $  10.06      $  10.45
                                                              ========      ========      ========      ========      ========
Total Return(2).............................................                    3.20%        (2.98)%        2.48%         6.32%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................                $212,591      $145,373      $181,829      $293,022
  Net operating expenses to average daily net assets........                    0.39%(6)      0.40%         0.40%         0.40%
  Interest expense to average daily net assets..............                      --          0.03%           --            --
  Total net expenses to average daily net assets............                    0.39%         0.43%(7)      0.40%         0.40%
  Net investment income to average daily net assets(1)......                    6.82%         6.51%         6.45%         6.24%
  Portfolio turnover rate...................................                     114%           39%          106%          105%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....                $   0.01      $   0.01      $   0.03      $   0.02



(1) Calculation excludes purchase premiums and redemption fees. Net investment income for the years ended February 28, 2001 and February 29, 2000 is affected by the timing of the declaration of dividends by other GMO Funds in which the Fund invests.


(2) Calculation excludes purchase premiums. Total returns would be lower had certain expenses not been reimbursed during the periods shown.


(3) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01 and decrease the ratio of net investment income to average net assets from 6.97% to 6.82%. Per share and ratios/ supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change in presentation.


(4) Computed using average shares outstanding throughout the period.


(5) The distribution in excess of net realized gains was less than $0.01.


(6) On October 19, 2000, the Fund began to invest a portion of its assets in GMO Emerging Country Debt Fund and GMO revised its voluntary expense waiver. Net expenses exclude expenses incurred indirectly through investment in GMO Emerging Country Debt Fund.


(7) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.


CURRENCY HEDGED INTERNATIONAL BOND FUND


                                                                                     CLASS III SHARES
                                                              --------------------------------------------------------------
                                                                                YEAR ENDED FEBRUARY 28/29,
                                                              --------------------------------------------------------------
                                                               2002        2001(3)        2000          1999          1998
                                                              -------      -------      --------      --------      --------
Net asset value, beginning of period........................               $  9.70      $  10.47      $  10.66      $  12.16
                                                              -------      -------      --------      --------      --------
Income from investment operations:
  Net investment income(1)..................................                  0.59(4)       0.65(4)       0.74          0.88
  Net realized and unrealized gain (loss)...................                  0.71         (0.17)        (0.39)         0.73
                                                              -------      -------      --------      --------      --------
    Total from investment operations........................                  1.30          0.48          0.35          1.61
                                                              -------      -------      --------      --------      --------
Less distributions to shareholders:
  From net investment income................................                 (0.96)        (1.11)        (0.16)        (0.88)
  In excess of net investment income........................                 (0.22)           --            --            --
  From net realized gains...................................                 (0.10)        (0.14)        (0.38)        (2.23)
  In excess of net realized gains...........................                    --(5)         --            --            --
                                                              -------      -------      --------      --------      --------
    Total distributions.....................................                 (1.28)        (1.25)        (0.54)        (3.11)
                                                              -------      -------      --------      --------      --------
Net asset value, end of period..............................               $  9.72      $   9.70      $  10.47      $  10.66
                                                              =======      =======      ========      ========      ========
Total Return(2).............................................                 14.06%         4.95%         3.20%        14.44%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................               $18,102      $283,340      $323,711      $320,905
  Net expenses to average daily net assets..................                  0.40%(6)      0.40%         0.40%         0.40%
  Net investment income to average daily net assets(1)......                  5.96%         6.51%         6.30%         6.50%
  Portfolio turnover rate...................................                   120%           65%          116%          135%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....               $  0.01      $   0.01      $   0.04      $   0.05



(1) Calculation excludes purchase premiums and redemption fees. Net investment income for the years ended February 28, 2001 and February 29, 2000 is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.


(2) Calculation excludes purchase premiums. Total returns would be lower had certain expenses not been reimbursed during the periods shown.


(3) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01 and decrease the ratio of net investment income to average net assets from 6.05% to 5.96%. Per share and ratio/ supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change in presentation.


(4) Computed using average shares outstanding throughout the period.


(5) The distribution in excess of net realized gains was less than $0.01. Computed using average shares outstanding throughout the period.


(6) On February 26, 2001, the Fund began to invest a portion of its assets in GMO Emerging Country Debt Fund and revised its voluntary expense waiver. Net expenses exclude expenses incurred indirectly through investment in GMO Emerging Country Debt Fund.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

GLOBAL BOND FUND


                                                                                      CLASS III SHARES
                                                              ----------------------------------------------------------------
                                                                                  YEAR ENDED FEBRUARY 28,
                                                              ----------------------------------------------------------------
                                                                2002        2001(3)         2000          1999          1998
                                                              --------      --------      --------      --------      --------
Net asset value, beginning of period........................                $   9.41      $   9.87      $  10.15      $  10.16
                                                              --------      --------      --------      --------      --------
Income from investment operations:
 Net investment income(1)...................................                    0.51(4)       0.51          0.55          0.65(4)
 Net realized and unrealized gain (loss)....................                    0.12         (0.71)        (0.25)         0.36
                                                              --------      --------      --------      --------      --------
   Total from investment operations.........................                    0.63         (0.20)         0.30          1.01
                                                              --------      --------      --------      --------      --------
Less distributions to shareholders:
 From net investment income.................................                      --         (0.23)        (0.37)        (0.56)
 In excess of net investment income.........................                      --         (0.03)        (0.09)           --
 From net realized gains....................................                      --            --         (0.06)        (0.28)
 In excess of net realized gains............................                      --            --         (0.06)        (0.18)
                                                              --------      --------      --------      --------      --------
   Total distributions......................................                      --         (0.26)        (0.58)        (1.02)
                                                              --------      --------      --------      --------      --------
Net asset value, end of period..............................                $  10.04      $   9.41      $   9.87      $  10.15
                                                              ========      ========      ========      ========      ========
Total Return(2).............................................                    6.70%        (2.07)%        2.69%        10.19%
Ratios/Supplemental Data:
 Net assets, end of period (000's)..........................                $291,112      $182,730      $163,210      $105,052
 Net operating expenses to average daily net assets.........                    0.33%(5)      0.34%         0.34%         0.34%
 Interest expense to average daily net assets...............                      --          0.16%           --            --
 Total net expenses to average daily net assets.............                    0.33%         0.50%(6)      0.34%         0.34%
 Net investment income to average daily net assets(1).......                    5.34%         5.09%         5.86%         6.21%
 Portfolio turnover rate....................................                      35%          116%           75%          103%
 Fees and expenses voluntarily waived or borne by the
   Manager consisted of the following per share amounts.....                $   0.01      $   0.01      $   0.03      $   0.04



(1) Calculation excludes purchase premiums and redemption fees. Net investment income for the years ended February 28, 2001 and February 29, 2000 is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.


(2) Calculation excludes purchase premiums. Total returns would be lower had certain expenses not been reimbursed during the periods shown.


(3) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change on net investment income and net realized and unrealized gains and losses per share for the year ended February 28, 2001 was less than $0.01 per share. The effect of this change decreased the ratio of net investment income to average net assets from 5.36% to 5.34%. Per share and ratio/supplemental data for periods to March 1, 2001 have not been restated to reflect this change in presentation.


(4) Computed using average shares outstanding throughout the period.


(5) On October 19, 2000, the Fund began to invest a portion of its assets in GMO Emerging Country Debt Fund and GMO revised its voluntary expense waiver. Net expenses exclude expenses incurred indirectly through investment in GMO Emerging Country Debt Fund.


(6) Interest expense incurred as a result of entering into repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.


EMERGING COUNTRY DEBT FUND

                                                           CLASS III SHARES
                                      -----------------------------------------------------------

                                                      YEAR ENDED FEBRUARY 28/29,
                                      -----------------------------------------------------------
                                        2002     2001(3)      2000       1999              1998
                                      --------   --------   --------   --------          --------
Net asset value, beginning of
 period............................              $   8.74   $   6.89   $  11.64          $  14.09
                                      --------   --------   --------   --------          --------
Income from investment operations:
   Net investment income...........                  1.13(5)     0.84(5)     0.92(5)         1.13(5)
   Net realized and unrealized gain
    (loss).........................                  0.41       2.20      (4.41)             1.51
                                      --------   --------   --------   --------          --------
      Total from investment
        operations.................                  1.54       3.04      (3.49)             2.64
                                      --------   --------   --------   --------          --------
Less distributions to shareholders:
   From net investment income......                 (1.32)     (1.07)     (0.23)            (0.84)
   From net realized gains.........                    --      (0.12)     (1.03)            (4.25)
   In excess of net realized
    gains..........................                    --         --(6)       --(6)            --
                                      --------   --------   --------   --------          --------
      Total distributions..........                 (1.32)     (1.19)     (1.26)            (5.09)
                                      --------   --------   --------   --------          --------
Net asset value, end of period.....              $   8.96   $   8.74   $   6.89          $  11.64
                                      ========   ========   ========   ========          ========
Total Return(1)....................                 18.78%     46.81%    (32.94)%           22.27%
Ratios/Supplemental Data:
   Net assets, end of period
    (000's)........................              $430,003   $378,593   $450,336          $460,387
   Net expenses to average daily
    net assets.....................                  0.56%      0.56%      0.56%             0.53%
   Net investment income to average
    daily net assets...............                 12.57%     10.82%     10.99%             8.62%
   Portfolio turnover rate.........                   139%       123%       272%              255%
   Fees and expenses voluntarily
    waived or borne by the Manager
    consisted of the following per
    share amounts..................                    --(8)       --(8) $   0.02        $   0.03
   Purchase and redemption fees
    consisted of the following per
    share amounts:(2)..............              $   0.01        N/A        N/A               N/A

                                                                   CLASS IV SHARES
                                     ---------------------------------------------------------------------------
                                                                                                  PERIOD FROM
                                                                                                JANUARY 9, 1998
                                                YEAR ENDED FEBRUARY 28/29,                     (COMMENCEMENT OF
                                     ------------------------------------------------           OPERATIONS) TO
                                       2002            2001(4)      2000       1999            FEBRUARY 28, 1998
                                     --------          --------   --------   --------          -----------------
Net asset value, beginning of
 period............................                    $   8.74   $   6.90   $  11.63              $  10.99
                                     --------          --------   --------   --------              --------
Income from investment operations:
   Net investment income...........                        1.14(5)     0.84(5)     0.91(5)             0.10(5)
   Net realized and unrealized gain
    (loss).........................                        0.40       2.20      (4.37)                 0.54
                                     --------          --------   --------   --------              --------
      Total from investment
        operations.................                        1.54       3.04      (3.46)                 0.64
                                     --------          --------   --------   --------              --------
Less distributions to shareholders:
   From net investment income......                       (1.33)     (1.08)     (0.24)                   --
   From net realized gains.........                          --      (0.12)     (1.03)                   --
   In excess of net realized
    gains..........................                          --         --(6)       --(6)                --
                                     --------          --------   --------   --------              --------
      Total distributions..........                       (1.33)     (1.20)     (1.27)                 0.00
                                     --------          --------   --------   --------              --------
Net asset value, end of period.....                    $   8.95   $   8.74   $   6.90              $  11.63
                                     ========          ========   ========   ========              ========
Total Return(1)....................                       18.71%     47.00%    (32.82)%                5.82%
Ratios/Supplemental Data:
   Net assets, end of period
    (000's)........................                    $579,912   $545,869   $323,285              $310,580
   Net expenses to average daily
    net assets.....................                        0.51%      0.51%      0.51%                 0.50%(7)
   Net investment income to average
    daily net assets...............                       12.62%     10.87%     10.87%                 7.17%(7)
   Portfolio turnover rate.........                         139%       123%       272%                  255%
   Fees and expenses voluntarily
    waived or borne by the Manager
    consisted of the following per
    share amounts..................                          --(8)       --(8) $   0.02                  --(8)
   Purchase and redemption fees
    consisted of the following per
    share amounts:(2)..............                    $   0.01        N/A        N/A                   N/A



(1) Calculation excludes purchase premiums and redemption fees. Total returns would be lower had certain expenses not been reimbursed during the periods shown.


(2) The Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change in presentation. Amounts calculated using average shares outstanding throughout the period.


(3) The Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04 and decrease the ratio of net investment income to average net assets from 13.06% to 12.57%. Per share data and ratios/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change in presentation.


(4) The Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04 and decrease the ratio of net investment income to average net assets from 13.11% to 12.62%. Per share data and ratios/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change in presentation.


(5) Computed using average shares outstanding throughout the period.


(6) The distribution in excess of net realized gains was less than $0.01.


(7) Annualized.


(8) Fees and expenses waived or borne by the Manager were less than $0.01 per share.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

SHORT-TERM INCOME FUND


                                                                                       CLASS III SHARES
                                                                  -----------------------------------------------------------
                                                                                  YEAR ENDED FEBRUARY 28/29,
                                                                  -----------------------------------------------------------
                                                                   2002         2001         2000         1999         1998
                                                                  -------      -------      -------      -------      -------
Net asset value, beginning of period........................                   $  9.62      $  9.63      $  9.81      $  9.78
                                                                  -------      -------      -------      -------      -------
Income from investment operations:
    Net investment income(1)................................                      0.42(3)      0.46(3)      0.57         0.55
    Net realized and unrealized gain (loss).................                      0.33         0.05        (0.16)        0.03
                                                                  -------      -------      -------      -------      -------
        Total from investment operations....................                      0.75         0.51         0.41         0.58
                                                                  -------      -------      -------      -------      -------
Less distributions to shareholders:
    From net investment income..............................                     (0.44)       (0.52)       (0.59)       (0.55)
    From net realized gains.................................                     (0.01)          --           --           --
                                                                  -------      -------      -------      -------      -------
        Total distributions.................................                     (0.45)       (0.52)       (0.59)       (0.55)
                                                                  -------      -------      -------      -------      -------
Net asset value, end of period..............................                   $  9.92      $  9.62      $  9.63      $  9.81
                                                                  =======      =======      =======      =======      =======
Total Return(2).............................................                      7.91%        5.42%        4.29%        6.10%
Ratios/Supplemental Data:
    Net assets, end of period (000's).......................                   $40,505      $43,491      $53,387      $37,377
    Net expenses to average daily net assets................                      0.20%        0.20%        0.20%        0.20%
    Net investment income to average daily net assets(1)....                      4.30%        4.82%        5.50%        5.73%
    Portfolio turnover rate.................................                        50%         178%          76%          50%
    Fees and expenses voluntarily waived or borne by the
      Manager consisted of the following per share
      amounts...............................................                   $  0.01      $  0.01      $  0.03      $  0.03



(1) Calculation excludes purchase premiums and redemption fees. Net investment income for the years ended February 28, 2001 and February 29, 2000 is affected by the timing of the declaration of dividends by other GMO Funds in which the Fund invests.


(2) Total returns would be lower had certain expenses not been reimbursed during the periods shown.


(3) Computed using average shares outstanding throughout the period.


GLOBAL HEDGED EQUITY FUND


                                                                                     CLASS III SHARES
                                                              ---------------------------------------------------------------
                                                                                YEAR ENDED FEBRUARY 28/29,
                                                              ---------------------------------------------------------------
                                                               2002          2001          2000          1999          1998
                                                              -------      --------      --------      --------      --------
Net asset value, beginning of period........................               $   7.72      $   7.59      $   8.72      $  10.69
                                                              -------      --------      --------      --------      --------
Income (loss) from investment operations:
  Net investment income(1)..................................                   0.15          0.16          0.17(4)       0.35
  Net realized and unrealized gain (loss)...................                   1.68          0.20         (0.88)        (0.52)
                                                              -------      --------      --------      --------      --------
    Total from investment operations........................                   1.83          0.36         (0.71)        (0.17)
                                                              -------      --------      --------      --------      --------
Less distributions to shareholders:
  From net investment income................................                  (0.42)        (0.23)        (0.21)        (0.35)
  In excess of net investment income........................                  (0.40)           --         (0.21)           --
  From net realized gains...................................                     --            --            --         (1.05)
  In excess of net realized gains...........................                     --            --            --         (0.40)
                                                              -------      --------      --------      --------      --------
    Total distributions.....................................                  (0.82)        (0.23)        (0.42)        (1.80)
                                                              -------      --------      --------      --------      --------
Net asset value, end of period..............................               $   8.73      $   7.72      $   7.59      $   8.72
                                                              =======      ========      ========      ========      ========
Total Return(2).............................................                  24.84%         4.74%        (8.13)%       (1.63)%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................               $ 56,499      $ 46,718      $ 50,671      $170,706
  Net expenses to average daily net assets(3)...............                   0.25%         0.21%         0.17%         0.58%
  Net investment income to average daily net assets(1)......                   1.80%         1.89%         1.99%         2.93%
  Portfolio turnover rate...................................                     15%           13%           21%          277%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....               $   0.05      $   0.04      $   0.05      $   0.04



(1) Calculation excludes purchase premiums and redemption fees. Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.


(2) Calculation excludes purchase premiums and redemption fees. Total returns would be lower had certain expenses not been reimbursed during the periods shown.


(3) On August 20, 1997, the Fund began to invest a substantial portion of its assets in other GMO funds and revised its voluntary waiver. Net expenses exclude expenses incurred indirectly through investment in underlying funds.


(4) Computed using average shares outstanding throughout the period.


(5) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .02% of average daily net assets.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

INFLATION INDEXED BOND FUND


                                                                                     CLASS III SHARES
                                                         ------------------------------------------------------------------------
                                                                YEAR ENDED FEBRUARY 28/29,            PERIOD FROM MARCH 31, 1997
                                                         ----------------------------------------    (COMMENCEMENT OF OPERATIONS)
                                                          2002      2001(2)     2000       1999          TO FEBRUARY 28, 1998
                                                         -------    -------    -------    -------    ----------------------------
Net asset value, beginning of period...................             $  9.72    $  9.88    $ 10.04              $ 10.00
                                                         -------    -------    -------    -------              -------
Income from investment operations:
  Net investment income................................                0.71(3)    0.65(3)    0.61                 0.42(3)
  Net realized and unrealized gain (loss)..............                0.90      (0.30)     (0.18)               (0.04)
                                                         -------    -------    -------    -------              -------
        Total from investment operations...............                1.61       0.35       0.43                 0.38
                                                         -------    -------    -------    -------              -------
Less distributions to shareholders:
  From net investment income...........................               (0.69)     (0.51)     (0.59)               (0.30)
  In excess of net investment income...................                  --         --         --                (0.02)
  From net realized gains..............................                  --         --         --                   --(4)
  From tax return of capital...........................                  --         --         --                (0.02)
                                                         -------    -------    -------    -------              -------
        Total distributions............................               (0.69)     (0.51)     (0.59)               (0.34)
                                                         -------    -------    -------    -------              -------
Net asset value, end of period.........................             $ 10.64    $  9.72    $  9.88              $ 10.04
                                                         =======    =======    =======    =======              =======
Total Return(1)........................................               16.86%      3.57%      4.28%                3.77%(5)
Ratios/Supplemental Data:
  Net assets, end of period (000's)....................             $65,887    $51,951    $25,147              $25,660
  Net operating expenses to average daily net assets...                0.25%      0.25%      0.25%                0.25%(6)
  Interest expense to average daily net assets.........                0.37%      0.45%        --                   --
  Total net expenses to average daily net assets.......                0.62%(7)    0.70%(7)    0.25%              0.25%(6)
  Net investment income to average daily net assets....                6.87%      6.49%      4.93%                4.48%(6)
  Portfolio turnover rate..............................                  32%       112%        94%                   9%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share
    amounts............................................             $  0.01    $  0.01    $  0.04              $  0.04



(1) Calculation excludes purchase premiums and redemption fees. Total returns would be lower had certain expenses not been reimbursed during the periods shown.


(2) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.001, increase net realized and unrealized gains and losses per share by $0.001 and decrease the ratio of net investment income to average net assets from 6.88% to 6.87%. Per share and ratios/ supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change in presentation.


(3) Computed using average shares outstanding throughout the period.


(4) The per share distributions from net realized gains was $0.002.


(5) Not annualized.


(6) Annualized.


(7) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.


EMERGING COUNTRY DEBT SHARE FUND


                                                                                     CLASS III SHARES
                                                              ---------------------------------------------------------------
                                                                        YEAR ENDED
                                                                      FEBRUARY 28/29,             PERIOD FROM JULY 20, 1998
                                                              -------------------------------    (COMMENCEMENT OF OPERATIONS)
                                                                2002        2001       2000       THROUGH FEBRUARY 28, 1999
                                                              --------    --------    -------    ----------------------------
Net asset value, beginning of period........................              $   8.70    $  6.84              $ 10.00
                                                              --------    --------    -------              -------
Income from investment operations:
  Net investment income(1)..................................                  1.33(4)    1.10                 0.03
  Net realized and unrealized loss..........................                  0.23       1.97                (3.16)
                                                              --------    --------    -------              -------
        Total from investment operations....................                  1.56       3.07                (3.13)
                                                              --------    --------    -------              -------
Less distributions to shareholders:
  From net investment income................................                 (1.36)     (1.09)               (0.03)
  In excess of net investment income........................                    --(5)   (0.11)                  --
  From net realized gains...................................                    --      (0.01)                  --
                                                              --------    --------    -------              -------
        Total distributions.................................                 (1.36)     (1.21)               (0.03)
                                                              --------    --------    -------              -------
Net asset value, end of period..............................              $   8.90    $  8.70              $  6.84
                                                              ========    ========    =======              =======
Total Return(2).............................................                 18.71%     46.71%              (31.32)%(6)
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................              $102,481    $86,280              $41,216
  Net expenses to average daily net assets(3)...............                  0.00%      0.00%                0.00%
  Net investment income to average daily net assets(1)......                 14.39%     14.22%                0.64%(7)
  Portfolio turnover rate...................................                     0%         0%                   0%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amount:....                    --(8)      --(8)                --(8)



(1) Calculation excludes purchase premiums and redemption fees. Recognition of net investment income is affected by the timing of the declaration of dividends by GMO Emerging Country Debt Fund.


(2) Total returns would be lower had certain expenses not been reimbursed during the periods shown.


(3) Net expenses exclude expenses incurred indirectly through investment in underlying fund.


(4) Computed using average shares outstanding throughout the period.


(5) The per share distributions in excess of net investment income was less than $0.01.


(6) Not annualized.


(7) Annualized.


(8) Fees and expenses waived or borne by the Manager were less than $0.01 per share.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

ASSET ALLOCATION FUNDS

INTERNATIONAL EQUITY ALLOCATION FUND


                                                                               CLASS III SHARES
                                                              ---------------------------------------------------
                                                                          YEAR ENDED FEBRUARY 28/29,
                                                              ---------------------------------------------------
                                                               2002       2001       2000       1999       1998
                                                              -------    -------    -------    -------    -------
Net asset value, beginning of period........................             $  9.87    $  8.28    $ 10.18    $ 10.41
                                                              -------    -------    -------    -------    -------
Income from investment operations:
  Net investment income(1)..................................                0.16(4)    0.22(4)    0.19(4)    0.33(4)
  Net realized and unrealized gain (loss)...................               (0.06)      1.73      (1.01)      0.31
                                                              -------    -------    -------    -------    -------
    Total from investment operations........................                0.10       1.95      (0.82)      0.64
                                                              -------    -------    -------    -------    -------
Less distributions to shareholders:
  From net investment income................................               (0.30)     (0.08)     (0.19)     (0.29)
  In excess of net investment income........................                  --         --      (0.31)        --(5)
  From net realized gains...................................                  --      (0.28)     (0.58)     (0.58)
                                                              -------    -------    -------    -------    -------
    Total distributions.....................................               (0.30)     (0.36)     (1.08)     (0.87)
                                                              -------    -------    -------    -------    -------
Net asset value, end of period..............................             $  9.67    $  9.87    $  8.28    $ 10.18
                                                              =======    =======    =======    =======    =======
Total Return(2).............................................                0.87%    23.58%      (8.77)%     6.73%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................             $72,975    $76,047    $90,161    $85,876
  Net expenses to average daily net assets(3)...............                0.00%     0.00%       0.00%      0.00%
  Net investment income to average daily net assets(1)......                1.62%     2.24%       2.06%      3.13%
  Portfolio turnover rate...................................                  14%        8%         36%        16%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....                  --(8)      --(8) $  0.01    $  0.01



(1) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.


(2) Calculation excludes purchase premiums and redemption fees. Total return would be lower had certain expenses not been reimbursed during the period shown.


(3) Net expenses exclude expenses incurred indirectly through investment in underlying funds.


(4) Computed using average shares outstanding throughout the period.


(5) The per share distribution in excess of net investment income was $0.001.


(6) Not annualized.


(7) Annualized.


(8) Fees and expenses waived or borne by the Manager were less than $0.01 per share.


WORLD EQUITY ALLOCATION FUND


                                                                               CLASS III SHARES
                                                              ---------------------------------------------------
                                                                          YEAR ENDED FEBRUARY 28/29,
                                                              ---------------------------------------------------
                                                               2002       2001       2000       1999       1998
                                                              -------    -------    -------    -------    -------
Net asset value, beginning of period........................             $  8.96    $  8.52    $ 10.39    $ 10.52
                                                              -------    -------    -------    -------    -------
Income from investment operations:
  Net investment income(1)..................................                0.21       0.20(4)    0.18(4)    0.29(4)
  Net realized and unrealized gain (loss)...................                0.18       1.69      (0.82)      1.03
                                                              -------    -------    -------    -------    -------
    Total from investment operations........................                0.39       1.89      (0.64)      1.32
                                                              -------    -------    -------    -------    -------
Less distributions to shareholders:
  From net investment income................................               (0.36)     --         (0.18)     (0.28)
  In excess of net investment income........................               --         --         (0.33)        --(5)
  From net realized gains...................................               --         (1.45)     (0.72)     (1.17)
                                                              -------    -------    -------    -------    -------
    Total distributions.....................................               (0.36)     (1.45)     (1.23)     (1.45)
                                                              -------    -------    -------    -------    -------
Net asset value, end of period..............................             $  8.99    $  8.96    $  8.52    $ 10.39
                                                              =======    =======    =======    =======    =======
Total Return(2).............................................                4.29%     22.45%     (6.67)%    13.56%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................             $11,021    $10,834    $29,582    $50,952
  Net expenses to average daily net assets(3)...............                0.00%      0.00%      0.00%      0.00%
  Net investment income to average daily net assets(1)......                2.31%      2.24%      1.91%      2.65%
  Portfolio turnover rate...................................                  12%        12%        17%        49%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....             $  0.02    $  0.02    $  0.01    $  0.01



(1) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.


(2) Calculation excludes purchase premiums and redemption fees. Total return would be lower had certain expenses not been reimbursed during the periods shown.


(3) Net expenses exclude expenses incurred indirectly through investment in underlying funds.


(4) Computed using average shares outstanding throughout the period.


(5) The per share distribution in excess of net investment income was $0.0004.


(6) Not annualized.


(7) The earliest class of shares of this Fund, Class I Shares, commenced operations on June 28, 1996. For the period from June 28, 1996 to February 28, 1997, Class I Shares of this Fund had a total return equal to 8.23%. Total operating expenses for Class I shares were 0.13% higher than expected total operating expenses for Class III Shares.


(8) Annualized.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

GLOBAL (U.S.+) EQUITY ALLOCATION FUND


                                                                               CLASS III SHARES
                                                              --------------------------------------------------
                                                                          YEAR ENDED FEBRUARY 28/29
                                                              --------------------------------------------------
                                                               2002      2001       2000       1999       1998
                                                              -------   -------    -------    -------    -------
Net asset value, beginning of period........................            $  9.49    $  8.85    $ 10.48    $ 10.30
                                                              -------   -------    -------    -------    -------
Income from investment operations:
  Net investment income(1)..................................               0.24       0.25       0.16(4)    0.26(4)
  Net realized and unrealized gain (loss)...................               0.39       1.45      (0.40)      1.83
                                                              -------   -------    -------    -------    -------
    Total from investment operations........................               0.63       1.70      (0.24)      2.09
                                                              -------   -------    -------    -------    -------
Less distributions to shareholders:
  From net investment income................................              (0.23)     (0.24)     (0.16)     (0.26)
  In excess of net investment income........................              (0.28)     (0.19)     (0.40)        --(5)
  From net realized gains...................................              (0.69)     (0.63)     (0.83)     (1.65)
                                                              -------   -------    -------    -------    -------
    Total distributions.....................................              (1.20)     (1.06)     (1.39)     (1.91)
                                                              -------   -------    -------    -------    -------
Net asset value, end of period..............................            $  8.92    $  9.49    $  8.85    $ 10.48
                                                              =======   =======    =======    =======    =======
Total Return(2).............................................               6.57%     19.14%     (2.84)%    21.86%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................            $42,776    $36,669    $32,474    $45,101
  Net expenses to average daily net assets(3)...............               0.00%      0.00%      0.00%      0.00%
  Net investment income to average daily net assets(1)......               2.56%      2.63%      1.64%      2.39%
  Portfolio turnover rate...................................                 19%        18%        34%        32%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....            $  0.01    $  0.01    $  0.01    $  0.01



(1) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.


(2) Calculation excludes purchase premiums and redemption fees. Total returns would be lower had certain expenses not been reimbursed during the periods shown.


(3) Net expenses exclude expenses incurred indirectly through investment in underlying funds.


(4) Computed using average shares outstanding throughout the period.


(5) The per share distribution in excess of net investment income was $0.0009.


(6) Not annualized.


(7) Annualized.


GLOBAL BALANCED ALLOCATION FUND


                                                                                CLASS III SHARES
                                                ---------------------------------------------------------------------------------
                                                                                                                   PERIOD FROM
                                                                                                                  JUNE 2, 1997
                                                               YEAR ENDED FEBRUARY 28/29,                       (COMMENCEMENT OF
                                                --------------------------------------------------------         OPERATIONS) TO
                                                  2002            2001            2000            1999          FEBRUARY 28, 1998
                                                --------        --------        --------        --------        -----------------
Net asset value, beginning of period....                        $  10.78        $  10.51        $  11.87            $  11.56
                                                --------        --------        --------        --------            --------
Income from investment operations:
  Net investment income(1)..............                            0.47            0.44            0.31                0.17(4)
  Net realized and unrealized gain
    (loss)..............................                            0.60            0.91           (0.54)               1.30
                                                --------        --------        --------        --------            --------
    Total from investment operations....                            1.07            1.35           (0.23)               1.47
                                                --------        --------        --------        --------            --------
Less distributions to shareholders:
  From net investment income............                           (0.60)          (0.43)          (0.28)              (0.33)
  In excess of net investment income....                           (0.22)             --           (0.29)                 --(5)
  From net realized gains...............                           (0.23)          (0.65)          (0.56)              (0.83)
  In excess of net realized gains.......                              --(6)           --(6)           --                  --
                                                --------        --------        --------        --------            --------
    Total distributions.................                           (1.05)          (1.08)          (1.13)              (1.16)
                                                --------        --------        --------        --------            --------
Net asset value, end of period..........                        $  10.80        $  10.78        $  10.51            $  11.87
                                                ========        ========        ========        ========            ========
Total Return(2).........................                           10.12%          12.77%          (2.27)%             13.31%(7,8)
Ratios/Supplemental Data:
  Net assets, end of period (000's).....                        $112,704        $119,075        $127,600            $115,280
  Net expenses to average daily net
    assets(3)...........................                            0.00%           0.00%           0.00%               0.00%(9)
  Net investment income to average daily
    net assets(1).......................                            4.13%           4.18%           2.50%               1.91%(9)
  Portfolio turnover rate...............                              26%             26%             10%                 18%
  Fees and expenses voluntarily waived
    or borne by the Manager consisted of
    the following per share amounts.....                              --(10)          --(10)    $   0.01            $   0.01



 (1) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.


 (2) Calculation excludes purchase premiums and redemption fees. Total returns would be lower had certain expenses not been reimbursed during the periods shown.


 (3) Net expenses excludes expenses incurred indirectly through investment in underlying funds.


 (4) Computed using average shares outstanding throughout the period.


 (5) The per share distribution in excess of net investment income was $0.01.


 (6) The per share distribution in excess of net realized gains was less than $0.01.


 (7) Not annualized.


 (8) The earliest class of shares of this Fund, Class I Shares, commenced operations on July 29, 1996. For the period from July 29, 1996 to February 28, 1997, Class I Shares of this Fund had a total return equal to 15.85%. For the period from March 1, 1997 to August 31, 1997, Class I Shares of this Fund had a total return equal to 8.86%. Total operating expenses for Class I shares were 0.13% higher than expected total operating expenses for Class III Shares.


 (9) Annualized.


(10) Fees and expenses waived or borne by the Manager were less than $0.01 per share.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

U.S. SECTOR FUND


                                                                                   CLASS III SHARES
                                                              -----------------------------------------------------------
                                                                              YEAR ENDED FEBRUARY 28/29,
                                                              -----------------------------------------------------------
                                                               2002         2001         2000         1999         1998
                                                              -------     --------     --------     --------     --------
Net asset value, beginning of period........................              $   4.84     $   4.63     $   8.53     $  13.03
                                                              -------     --------     --------     --------     --------
Income from investment operations:
  Net investment income(1)..................................                  0.14(4)      0.09(4)      0.10(4)      0.29(4)
  Net realized and unrealized gain..........................                  0.35         0.54         0.27         2.61
                                                              -------     --------     --------     --------     --------
    Total from investment operations........................                  0.49         0.63         0.37         2.90
                                                              -------     --------     --------     --------     --------
Less distributions to shareholders:
  From net investment income................................                 (0.07)(5)    (0.09)       (0.10)       (0.40)
  In excess of net investment income........................                 (0.10)       (0.14)       (0.15)       (0.01)
  From net realized gains...................................                 (0.05)       (0.19)       (3.75)       (6.99)
  In excess of net realized gains...........................                    --(6)        --        (0.27)          --
                                                              -------     --------     --------     --------     --------
    Total distributions.....................................                 (0.22)       (0.42)       (4.27)       (7.40)
                                                              -------     --------     --------     --------     --------
Net asset value, end of period..............................              $   5.11     $   4.84     $   4.63     $   8.53
                                                              =======     ========     ========     ========     ========
Total Return(2).............................................                 10.14%       13.35%        3.13%       29.61%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................              $    253     $  1,602     $ 16,830     $ 70,823
  Net expenses to average daily net assets(3)...............                  0.00%        0.00%        0.00%        0.27%
  Net investment income to average daily net assets(1)......                  2.71%        1.85%        1.51%        2.53%
  Portfolio turnover rate...................................                    35%          22%          16%         150%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....              $   0.16     $   0.03     $   0.04     $   0.04



(1) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.


(2) Calculation excludes purchase premiums and redemption fees. Total returns would be lower had certain expenses not been reimbursed during the periods shown.


(3) On August 20, 1997, the Fund began to invest a substantial portion of its assets in other GMO funds and revised its voluntary expense waiver. Net expenses exclude expenses incurred indirectly through investment in underlying funds.


(4) Computed using average shares outstanding throughout the period.


(5) The amount shown for a share outstanding does not correspond with the aggregated distributions for the year ended February 28, 2001 due to the timing of purchases and redemptions of Fund shares in relation to the declaration of distributions to shareholders.


(6) The per share distributions in excess of net realized gains was $0.0005.

                         INVESTMENT BY CERTAIN FUNDS IN
                              GMO ALPHA LIBOR FUND

     Shares of GMO Alpha LIBOR Fund (the "Alpha LIBOR Fund") are not publicly offered and are principally available only to other GMO Funds and certain accredited investors. The Alpha LIBOR Fund is managed by GMO, and is intended to provide an efficient means for other GMO Funds to achieve exposure to assets that each Fund might otherwise acquire directly and, in the cases of GMO Emerging Markets Fund, GMO Evolving Countries Fund and GMO Asia Fund, to invest cash held by such Funds.


     The Alpha LIBOR Fund does not pay any investment management or shareholder service fees to GMO. In addition, the Manager has agreed to bear all of the Alpha LIBOR Fund's expenses (excluding brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) to the extent such expenses exceed 0.00% through at least June 30, 2003.


     The Alpha LIBOR Fund's investment objective is high total return comparable to the 3-month London Inter Bank Offer Rate ("LIBOR"). The Alpha LIBOR Fund seeks to achieve its objective by investing primarily in relatively high quality, low volatility fixed income instruments. The Alpha LIBOR Fund's benchmark is the J.P. Morgan U.S. 3-month Cash Index. The Alpha LIBOR Fund is a non-diversified investment company.


     The Alpha LIBOR Fund may invest in a wide range of government securities (including securities issued by federal, state, local and foreign governments), corporate debt securities, mortgage-related and asset-backed securities, money market instruments, reverse repurchase agreements, and repurchase agreements. The Alpha LIBOR Fund's fixed income investments may have all types of interest rate, payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent deferred, payment-in-kind, and auction rate features. The Alpha LIBOR Fund will generally have a dollar-weighted portfolio duration of zero to two years (excluding short-term investments). The Alpha LIBOR Fund may invest up to 5% of its total assets in lower rated securities (also called "junk bonds"). The Alpha LIBOR Fund may also use derivative instruments, including options, futures, options on futures and swap contracts. Credit default swaps involve payment by one party of a specified rate in exchange for a specified payment upon a default of the underlying security during the swap period. The Fund may use credit default swaps to take an active long or short position with respect to the likelihood of a particular issuer's default.


     The Funds' investments in the Alpha LIBOR Fund will be subject to the risks associated with an investment in fixed income securities and related derivative instruments. The principal risks of an investment in the Alpha LIBOR Fund include Market Risk, Liquidity Risk, Derivatives Risk, Non-Diversification Risk, Leveraging Risk, Credit and Counterparty Risk and Management Risk (as such terms are used in "Summary of Principal Risks" in this Prospectus). As a result, shareholders of each Fund investing in the Alpha LIBOR Fund will be indirectly exposed to these risks, in addition to all risks associated with an investment in the relevant Fund.

                                   GMO TRUST

                             ADDITIONAL INFORMATION


     Each Fund's annual and semi-annual reports to shareholders contain additional information about the Fund's investments. Each Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Funds' annual and semi-annual reports, and the Funds' Statement of Additional Information are available free of charge by writing to GMO, 40 Rowes Wharf, Boston, Massachusetts 02110 or by calling collect (617) 346-7646. The Statement contains more detailed information about each Fund and is incorporated by reference into this Prospectus.



     Investors can review and copy the Prospectus, Statement and reports at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.


                             SHAREHOLDER INQUIRIES

                      Shareholders may request additional
                   information from and direct inquiries to:
                            Shareholder Services at
                    Grantham, Mayo, Van Otterloo & Co. LLC,
                        40 Rowes Wharf, Boston, MA 02110
                         1-617-346-7646 (CALL COLLECT)
                              1-617-439-4192 (FAX)
                                  SHS@GMO.com
                          website: http://www.gmo.com

                                  DISTRIBUTOR

                            Funds Distributor, Inc.
                                60 State Street
                          Boston, Massachusetts 02109

                                        INVESTMENT COMPANY ACT FILE NO. 811-4347

                                    GMO TRUST


                       STATEMENT OF ADDITIONAL INFORMATION




                                  June 30, 2002


















This Statement of Additional Information is not a prospectus. It relates to the GMO Trust Prospectus dated June 30, 2002, as amended from time to time thereafter (the "Prospectus"), and should be read in conjunction therewith. Information from the Prospectus is incorporated by reference into this Statement of Additional Information. The Prospectus may be obtained free of charge from GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110, or by calling the Trust collect at (617) 346-7646.

                                TABLE OF CONTENTS

                                                                          Page
                                                                          ----

INVESTMENT OBJECTIVES AND POLICIES.........................................1

FUND INVESTMENTS...........................................................1

DESCRIPTIONS AND RISKS OF FUND INVESTMENTS.................................4

USES OF DERIVATIVES.......................................................33

INVESTMENT RESTRICTIONS...................................................45

DETERMINATION OF NET ASSET VALUE..........................................49

DISTRIBUTIONS.............................................................50

TAXES.....................................................................50

PERFORMANCE INFORMATION...................................................55

MANAGEMENT OF THE TRUST...................................................58

INVESTMENT ADVISORY AND OTHER SERVICES....................................63

PORTFOLIO TRANSACTIONS....................................................71

DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES..........................74

VOTING RIGHTS.............................................................75

SHAREHOLDER AND TRUSTEE LIABILITY.........................................76

BENEFICIAL OWNERS OF 5% OR MORE OF THE FUND'S SHARES......................76

FINANCIAL STATEMENTS......................................................85

APPENDIX A - SPECIMEN PRICE-MAKE-UP SHEETS

APPENDIX B - COMMERCIAL PAPER AND CORPORATE DEBT RATINGS

                       INVESTMENT OBJECTIVES AND POLICIES

         The principal strategies and risks of investing in each Fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objective and policies of the Funds may be changed without shareholder approval.

                                FUND INVESTMENTS

         The following chart indicates the types of investments which each Fund is generally permitted (but not required) to make. A Fund may, however, make other types of investments provided such an investment is consistent with the Fund's investment objective and policies and the Fund's investment restrictions do not expressly prohibit it from so doing:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Securities
                                                                                                        of Foreign       Securities
                                                                                                           Issuers      of Emerging
                                               Domestic                               Securities           (Traded           Market
                                               Equity       Preferred   Convertible   of Foreign           on U.S.       Issuers or
                                               Securities      Stocks    Securities      Issuers        Exchanges)        Countries
                                                      (1)                                    (2)               (2)              (2)
------------------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------------
U.S Core Fund                                    X                         X                               X
------------------------------------------------------------------------------------------------------------------------------------
Tobacco-Free Core Fund                           X                         X                               X
------------------------------------------------------------------------------------------------------------------------------------
Value Fund                                       X                         X                               X
------------------------------------------------------------------------------------------------------------------------------------
Intrinsic Value Fund                             X                         X                               X
------------------------------------------------------------------------------------------------------------------------------------
Growth Fund                                      X                         X                               X
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                             X            X            X                               X
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                            X            X            X                               X
------------------------------------------------------------------------------------------------------------------------------------
REIT Fund                                        X            X
------------------------------------------------------------------------------------------------------------------------------------
Tax-Managed U.S. Equities Fund                   X                         X                               X
------------------------------------------------------------------------------------------------------------------------------------
Tax-Managed Small Companies Fund                 X                         X              X                X
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------------
International Disciplined Equity Fund            X            X            X              X                X
------------------------------------------------------------------------------------------------------------------------------------
International Intrinsic Value Fund               X            X            X              X                X
------------------------------------------------------------------------------------------------------------------------------------
International Growth Fund                        X            X            X              X                X                X
------------------------------------------------------------------------------------------------------------------------------------
Currency Hedged International Equity Fund        X            X            X              X                X                X
------------------------------------------------------------------------------------------------------------------------------------
Foreign Fund                                     X            X            X              X                X                X
------------------------------------------------------------------------------------------------------------------------------------
Foreign Small Companies Fund                     X            X            X              X                X                X
------------------------------------------------------------------------------------------------------------------------------------
International Small Companies Fund               X            X            X              X                X
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund                            X            X            X              X                X                X
------------------------------------------------------------------------------------------------------------------------------------
Emerging Countries Fund                          X            X            X              X                X                X
------------------------------------------------------------------------------------------------------------------------------------
Asia Fund                                        X                         X              X                X                X
------------------------------------------------------------------------------------------------------------------------------------
Tax-Managed International Equities Fund          X            X            X              X                X                X
------------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Domestic Bond Fund                               X            X            X              X                X
------------------------------------------------------------------------------------------------------------------------------------
Core Plus Bond Fund                              X            X            X              X                X                X
------------------------------------------------------------------------------------------------------------------------------------
International Bond Fund                          X            X            X              X                X                X
------------------------------------------------------------------------------------------------------------------------------------
Currency Hedged International Bond Fund          X            X            X              X                X                X
------------------------------------------------------------------------------------------------------------------------------------
Global Bond Fund                                 X            X            X              X                X                X
------------------------------------------------------------------------------------------------------------------------------------
Emerging Country Debt Fund                       X            X            X              X                X                X
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Income Fund                                                                    X
------------------------------------------------------------------------------------------------------------------------------------
Global Hedged Equity Fund                        X            X            X              X                X                X
------------------------------------------------------------------------------------------------------------------------------------
Inflation Indexed Bond Fund                      X            X            X              X                X
------------------------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION FUNDS
------------------------------------------------------------------------------------------------------------------------------------
International Equity Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------
World Equity Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------
Global (U.S.+) Equity Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------
Global Balanced Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------
U.S. Sector Fund                                 X                         X                               X
------------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------
                                                                         Futures
                                               Depository     Illiquid       and                      Swap       Repurchase
                                               Receipts     Securities   Options      REITs      Contracts       Agreements
                                                                                        (3)
----------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS
----------------------------------------------------------------------------------------------------------------------------
U.S Core Fund                                    X             X           X           X            X               X
----------------------------------------------------------------------------------------------------------------------------
Tobacco-Free Core Fund                           X             X           X           X            X               X
----------------------------------------------------------------------------------------------------------------------------
Value Fund                                       X             X           X           X            X               X
----------------------------------------------------------------------------------------------------------------------------
Intrinsic Value Fund                             X             X           X           X            X
----------------------------------------------------------------------------------------------------------------------------
Growth Fund                                      X             X           X           X            X               X
----------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                             X             X           X           X            X               X
----------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                            X             X           X           X            X               X
----------------------------------------------------------------------------------------------------------------------------
REIT Fund                                        X             X           X           X            X               X
----------------------------------------------------------------------------------------------------------------------------
Tax-Managed U.S. Equities Fund                   X             X           X           X            X               X
----------------------------------------------------------------------------------------------------------------------------
Tax-Managed Small Companies Fund                 X             X           X           X            X               X
----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
----------------------------------------------------------------------------------------------------------------------------
International Disciplined Equity Fund            X             X           X                        X               X
----------------------------------------------------------------------------------------------------------------------------
International Intrinsic Value Fund               X             X           X                        X               X
----------------------------------------------------------------------------------------------------------------------------
International Growth Fund                        X             X           X                        X               X
----------------------------------------------------------------------------------------------------------------------------
Currency Hedged International Equity Fund        X             X           X                        X               X
----------------------------------------------------------------------------------------------------------------------------
Foreign Fund                                     X             X           X                                        X
----------------------------------------------------------------------------------------------------------------------------
Foreign Small Companies Fund                     X             X           X                        X               X
----------------------------------------------------------------------------------------------------------------------------
International Small Companies Fund               X             X           X                        X               X
----------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund                            X             X           X                        X               X
----------------------------------------------------------------------------------------------------------------------------
Emerging Countries Fund                          X             X           X                        X               X
----------------------------------------------------------------------------------------------------------------------------
Asia Fund                                        X             X           X                        X               X
----------------------------------------------------------------------------------------------------------------------------
Tax-Managed International Equities Fund          X             X           X                        X               X
----------------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS
----------------------------------------------------------------------------------------------------------------------------
Domestic Bond Fund                               X             X           X                        X               X
----------------------------------------------------------------------------------------------------------------------------
Core Plus Bond Fund                              X             X           X                        X               X
----------------------------------------------------------------------------------------------------------------------------
International Bond Fund                          X             X           X                        X               X
----------------------------------------------------------------------------------------------------------------------------
Currency Hedged International Bond Fund          X             X           X                        X               X
----------------------------------------------------------------------------------------------------------------------------
Global Bond Fund                                 X             X           X                        X               X
----------------------------------------------------------------------------------------------------------------------------
Emerging Country Debt Fund                       X             X           X                        X               X
----------------------------------------------------------------------------------------------------------------------------
Short-Term Income Fund                                                     X                        X               X
----------------------------------------------------------------------------------------------------------------------------
Global Hedged Equity Fund                        X             X           X                        X               X
----------------------------------------------------------------------------------------------------------------------------
Inflation Indexed Bond Fund                      X             X           X                        X               X
----------------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION FUNDS
----------------------------------------------------------------------------------------------------------------------------
International Equity Allocation Fund
----------------------------------------------------------------------------------------------------------------------------
World Equity Allocation Fund
----------------------------------------------------------------------------------------------------------------------------
Global (U.S.+) Equity Allocation Fund
----------------------------------------------------------------------------------------------------------------------------
Global Balanced Allocation Fund
----------------------------------------------------------------------------------------------------------------------------
U.S. Sector Fund                                 X             X           X           X            X               X
----------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
                                                                                                            Cash
                                                  Reverse                          Shares of           and Other
                                               Repurchase       Investment         Other GMO        High Quality
                                               Agreements        Companies       Trust Funds         Investments
----------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS
----------------------------------------------------------------------------------------------------------------
U.S Core Fund                                                      X                                    X
----------------------------------------------------------------------------------------------------------------
Tobacco-Free Core Fund                                             X                                    X
----------------------------------------------------------------------------------------------------------------
Value Fund                                                         X                                    X
----------------------------------------------------------------------------------------------------------------
Intrinsic Value Fund                                               X                                    X
----------------------------------------------------------------------------------------------------------------
Growth Fund                                                        X                                    X
----------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                                               X                                    X
----------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                                              X                                    X
----------------------------------------------------------------------------------------------------------------
REIT Fund                                        X                 X                                    X
----------------------------------------------------------------------------------------------------------------
Tax-Managed U.S. Equities Fund                                     X                                    X
----------------------------------------------------------------------------------------------------------------
Tax-Managed Small Companies Fund                                   X                                    X
----------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
----------------------------------------------------------------------------------------------------------------
International Disciplined Equity Fund                              X                                    X
----------------------------------------------------------------------------------------------------------------
International Intrinsic Value Fund                                 X                                    X
----------------------------------------------------------------------------------------------------------------
International Growth Fund                                          X                                    X
----------------------------------------------------------------------------------------------------------------
Currency Hedged International Equity Fund                          X                                    X
----------------------------------------------------------------------------------------------------------------
Foreign Fund                                                       X                                    X
----------------------------------------------------------------------------------------------------------------
Foreign Small Companies Fund                                       X                                    X
----------------------------------------------------------------------------------------------------------------
International Small Companies Fund                                 X                                    X
----------------------------------------------------------------------------------------------------------------
Emerging Markets Fund                                              X                                    X
----------------------------------------------------------------------------------------------------------------
Emerging Countries Fund                                            X                                    X
----------------------------------------------------------------------------------------------------------------
Asia Fund                                                          X                                    X
----------------------------------------------------------------------------------------------------------------
Tax-Managed International Equities Fund                            X                                    X
----------------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS
----------------------------------------------------------------------------------------------------------------
Domestic Bond Fund                               X                 X                   X                X
----------------------------------------------------------------------------------------------------------------
Core Plus Bond Fund                              X                 X                   X                X
----------------------------------------------------------------------------------------------------------------
International Bond Fund                          X                 X                   X                X
----------------------------------------------------------------------------------------------------------------
Currency Hedged International Bond Fund          X                 X                   X                X
----------------------------------------------------------------------------------------------------------------
Global Bond Fund                                 X                 X                   X                X
----------------------------------------------------------------------------------------------------------------
Emerging Country Debt Fund                       X                 X                                    X
----------------------------------------------------------------------------------------------------------------
Short-Term Income Fund                                             X                   X                X
----------------------------------------------------------------------------------------------------------------
Global Hedged Equity Fund                        X                 X                                    X
----------------------------------------------------------------------------------------------------------------
Inflation Indexed Bond Fund                      X                 X                   X                X
----------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION FUNDS
----------------------------------------------------------------------------------------------------------------
International Equity Allocation Fund                               X                   X
----------------------------------------------------------------------------------------------------------------
World Equity Allocation Fund                                       X                   X
----------------------------------------------------------------------------------------------------------------
Global (U.S.+) Equity Allocation Fund                              X                   X
----------------------------------------------------------------------------------------------------------------
Global Balanced Allocation Fund                                    X                   X
----------------------------------------------------------------------------------------------------------------
U.S. Sector Fund                                                   X                   X                X
----------------------------------------------------------------------------------------------------------------


(1) For more information, see, among other sections, "Summary of Principal Risks - Market Risk" in the Prospectus.

(2) For more information, see, among other sections, "Summary of Principal Risks - Foreign Investment Risk" in the Prospectus and "Descriptions and Risks of Fund Investments - Certain Risks of Foreign Investments" herein.

(3) For more information, see, among other sections, "Summary of Principal Risks - Concentration Risk" in the Prospectus.

----------------------------------------------------------------------------------------------------------------------
                                                                Short-term                   Mortgage-
                                                 Long and        Corporate                      Backed
                                              Medium Term              and                   and Other      Adjustable
                                              Corporate &       Government      Brady     Asset-Backed            Rate
                                              Gov't Bonds            Bonds      Bonds       Securities      Securities
                                                      (4)              (4)
----------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS
----------------------------------------------------------------------------------------------------------------------
U.S Core Fund
----------------------------------------------------------------------------------------------------------------------
Tobacco-Free Core Fund
----------------------------------------------------------------------------------------------------------------------
Value Fund
----------------------------------------------------------------------------------------------------------------------
Intrinsic Value Fund
----------------------------------------------------------------------------------------------------------------------
Growth Fund
----------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund
----------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund
----------------------------------------------------------------------------------------------------------------------
REIT Fund                                                                                     X                X
----------------------------------------------------------------------------------------------------------------------
Tax-Managed U.S. Equities Fund
----------------------------------------------------------------------------------------------------------------------
Tax-Managed Small Companies Fund
----------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
----------------------------------------------------------------------------------------------------------------------
International Disciplined Equity Fund            X
----------------------------------------------------------------------------------------------------------------------
International Intrinsic Value Fund               X
----------------------------------------------------------------------------------------------------------------------
International Growth Fund                        X
----------------------------------------------------------------------------------------------------------------------
Currency Hedged International Equity Fund        X
----------------------------------------------------------------------------------------------------------------------
Foreign Fund                                     X
----------------------------------------------------------------------------------------------------------------------
Foreign Small Companies Fund                     X
----------------------------------------------------------------------------------------------------------------------
International Small Companies Fund               X
----------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund                            X
----------------------------------------------------------------------------------------------------------------------
Emerging Countries Fund                          X
----------------------------------------------------------------------------------------------------------------------
Asia Fund                                        X
----------------------------------------------------------------------------------------------------------------------
Tax-Managed International Equities Fund          X
----------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS
----------------------------------------------------------------------------------------------------------------------
Domestic Bond Fund                               X                                            X                X
----------------------------------------------------------------------------------------------------------------------
Core Plus Bond Fund                              X                                            X
----------------------------------------------------------------------------------------------------------------------
International Bond Fund                          X                                            X
----------------------------------------------------------------------------------------------------------------------
Currency Hedged International Bond Fund          X                                            X
----------------------------------------------------------------------------------------------------------------------
Global Bond Fund                                 X                                            X                X
----------------------------------------------------------------------------------------------------------------------
Emerging Country Debt Fund                       X                              X             X
----------------------------------------------------------------------------------------------------------------------
Short-Term Income Fund                                             X                          X                X
----------------------------------------------------------------------------------------------------------------------
Global Hedged Equity Fund
----------------------------------------------------------------------------------------------------------------------
Inflation Indexed Bond Fund                      X                                            X                X
----------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION FUNDS
----------------------------------------------------------------------------------------------------------------------
International Equity Allocation Fund
----------------------------------------------------------------------------------------------------------------------
World Equity Allocation Fund
----------------------------------------------------------------------------------------------------------------------
Global (U.S.+) Equity Allocation Fund
----------------------------------------------------------------------------------------------------------------------
Global Balanced Allocation Fund
----------------------------------------------------------------------------------------------------------------------
U.S. Sector Fund
----------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                 Firm
                                          Commitments
                                                  and
                                                When-      Dollar                       Foreign      Lower-        Zero
                                               Issued        Roll            Loan      Currency       Rated      Coupon     Indexed
                                           Securities  Agreements  Participations  Transactions  Securities  Securities  Securities
------------------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------------
U.S Core Fund
------------------------------------------------------------------------------------------------------------------------------------
Tobacco-Free Core Fund
------------------------------------------------------------------------------------------------------------------------------------
Value Fund
------------------------------------------------------------------------------------------------------------------------------------
Intrinsic Value Fund
------------------------------------------------------------------------------------------------------------------------------------
Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
REIT Fund                                    X            X                                        X           X           X
------------------------------------------------------------------------------------------------------------------------------------
Tax-Managed U.S. Equities Fund
------------------------------------------------------------------------------------------------------------------------------------
Tax-Managed Small Companies Fund
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------------
International Disciplined Equity Fund                                                 X
------------------------------------------------------------------------------------------------------------------------------------
International Intrinsic Value Fund                                                    X
------------------------------------------------------------------------------------------------------------------------------------
International Growth Fund                                                             X
------------------------------------------------------------------------------------------------------------------------------------
Currency Hedged International Equity Fund                                             X
------------------------------------------------------------------------------------------------------------------------------------
Foreign Fund                                                                          X             X
------------------------------------------------------------------------------------------------------------------------------------
Foreign Small Companies Fund                                                          X
------------------------------------------------------------------------------------------------------------------------------------
International Small Companies Fund                                                    X
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund                                                                 X                                    X
------------------------------------------------------------------------------------------------------------------------------------
Emerging Countries Fund                                                               X                                    X
------------------------------------------------------------------------------------------------------------------------------------
Asia Fund                                                                             X                                    X
------------------------------------------------------------------------------------------------------------------------------------
Tax-Managed International Equities Fund                                               X
------------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Domestic Bond Fund                           X            X            X                                       X           X
------------------------------------------------------------------------------------------------------------------------------------
Core Plus Bond Fund                          X                         X              X                        X           X
------------------------------------------------------------------------------------------------------------------------------------
International Bond Fund                      X                         X              X                        X           X
------------------------------------------------------------------------------------------------------------------------------------
Currency Hedged International Bond Fund      X                         X              X                        X
------------------------------------------------------------------------------------------------------------------------------------
Global Bond Fund                             X            X            X              X                        X           X
------------------------------------------------------------------------------------------------------------------------------------
Emerging Country Debt Fund                   X                         X              X             X                      X
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Income Fund                       X                                                      X                      X
------------------------------------------------------------------------------------------------------------------------------------
Global Hedged Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Inflation Indexed Bond Fund                  X                         X              X             X          X
------------------------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION FUNDS
------------------------------------------------------------------------------------------------------------------------------------
International Equity Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------
World Equity Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------
Global (U.S.+) Equity Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------
Global Balanced Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------
U.S. Sector Fund
------------------------------------------------------------------------------------------------------------------------------------


(4) For more information, see, among other sections, "Summary of Principal Risks - Market Risks" in the Prospectus and "Descriptions and Risks of Fund Investments - Debt and Other Fixed Income Securities" and "-- U.S. Government Securities and Foreign Government Securities" herein.

                   DESCRIPTIONS AND RISKS OF FUND INVESTMENTS

         The following is a detailed description of certain investment practices in which the Funds may engage and the risks associated with their use. Not all Funds may engage in all practices described below. Please refer to "Fund Objectives and Principal Investment Strategies" in the Prospectus and "Fund Investments" in this Statement of Additional Information for additional information regarding the practices in which a particular Fund may engage. Investors in Asset Allocation Funds, (as well as other Funds investing a portion of their assets in other Funds of the Trust, as disclosed in the Prospectus), should be aware that such Funds will indirectly participate in the practices engaged in by the underlying Funds in which such Funds invest, and will therefore be indirectly subject to all risks associated with those practices.

PORTFOLIO TURNOVER

Portfolio turnover is not a limiting factor with respect to investment decisions for the Funds, except that the after-tax impact of portfolio turnover is considered when making investment decisions for the Tax-Managed Funds. The historical portfolio turnover rate for each Fund is shown under the heading "Financial Highlights" in the Prospectus.

In any particular year, market conditions may well result in greater rates of portfolio turnover than are presently anticipated. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the relevant Fund, and may involve realization of capital gains that would be taxable when distributed to shareholders of the relevant Fund unless such shareholders are themselves exempt. See "Distributions and Taxes" in the Prospectus and "Distributions" and "Taxes" in this Statement of Additional Information. To the extent that portfolio turnover results in the recognition of short-term capital gains, such gains are typically taxed to shareholders at ordinary income tax rates.

DIVERSIFIED AND NON-DIVERSIFIED PORTFOLIOS

As described in the Prospectus, it is a fundamental policy of certain Funds, which may not be changed without shareholder approval, that at least 75% of the value of each such Fund's total assets are represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the relevant Fund's total assets and to not more than 10% of the outstanding voting securities of any single issuer. Each such Fund is referred to herein as a "diversified" fund.

All other Funds are "non-diversified" funds under the Investment Company Act of 1940, as amended (the "1940 Act"), and as such are not required to satisfy the "diversified" requirements stated above. As non-diversified funds, each of these Funds is permitted to (but is not required to) invest a higher percentage of its assets in the securities of fewer issuers. Such concentration could increase the risk of loss to such Funds should there be a decline in the market value of any one portfolio security. Investment in a non-diversified fund may therefore entail greater risks than investment in a diversified fund. All Funds, however, must meet certain diversification standards to qualify as a "regulated investment company" under the Internal Revenue Code of 1986.

CERTAIN RISKS OF FOREIGN INVESTMENTS

GENERAL. Investment in foreign issuers or securities principally traded overseas may involve certain special risks due to foreign economic, political and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign governments and companies and foreign securities markets are less liquid and at times more volatile than comparable U.S. securities and securities markets. Foreign brokerage commissions and other fees are also generally higher than in the United States. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in these foreign countries. There are also special tax considerations that apply to securities of foreign issuers and securities principally traded overseas. Investors should also be aware that under certain circumstances, markets which are perceived to have similar characteristics to troubled markets may be adversely affected whether or not similarities actually exist.

EMERGING MARKETS. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and developed foreign markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. The economies of countries with emerging markets may also be predominantly based on only a few industries or dependent on revenues from particular commodities. In addition, custodial services and other costs relating to investment in foreign markets may be more expensive in emerging markets than in many developed foreign markets, which could reduce a Fund's income from such securities. Finally, because publicly traded debt instruments of emerging markets represent a relatively recent innovation in the world debt markets, there is little historical data or related market experience concerning the attributes of such instruments under all economic, market and political conditions.

In many cases, governments of emerging countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of issuers of emerging country debt instruments to make payments on their debt obligations, regardless of their financial condition. In addition, there is a heightened possibility of expropriation or confiscatory taxation, imposition of withholding taxes on interest payments, or other similar developments that could affect investments in those countries. There can be no assurance that adverse political changes will not cause a Fund to suffer a loss of any or all of its investments or, in the case of fixed-income securities, interest thereon.

INVESTMENTS IN ASIA. In addition to the foregoing risks of foreign investments and risks specific to emerging markets, investments by the Trust's International Funds in Asia involve additional risks specific to investment in the region. The region encompasses countries at varying levels of economic development ranging from emerging markets to more developed economies. Each country provides unique investment risks, yet the political and economic prospects of one country or group of countries may impact other countries in the region. For example, some Asian economies are directly affected by Japanese capital investment in the region and by Japanese consumer demands. In addition, a recession, a debt crisis or a decline in currency valuation in one country can spread to other countries.

Investments in Asia are susceptible to political and social factors affecting issuers in Asian countries. Some countries have authoritarian or relatively unstable governments. Certain governments in the region provide less supervision and regulation of financial markets than is typical of other emerging markets, and less financial information is available. Restrictions on direct foreign investments in securities markets also exist in some countries. For example, Taiwan permits foreign investment only through authorized qualified foreign institutional investors. The return of Hong Kong to China in 1997 continues to affect the region.

Some countries in the region are heavily dependent upon foreign trade. The economies of some Asian countries are not diversified and are based upon only a few commodities or industries. Markets in some of these countries are in the early stages of development, exhibit a high concentration of market capitalization, have less trading volume, lower liquidity and more volatility than more developed markets.

The region periodically experiences increased market volatility and declines in foreign currency exchange rates. Fluctuation in currency exchange rates can affect a country's ability to service its debt. Currency fluctuation will affect the value of the securities in the Fund's portfolio because the prices of these securities are generally denominated or quoted in currencies other than the U.S. dollar.

While the foregoing risks are applicable to any Fund investing in Asia, they will be particularly acute for the Asia Fund, which invests primarily in this region.

INVESTMENTS IN AFRICA. Investments by the Trust's International Funds in Africa involve additional risks specific to investment in the region. As in the case of Asia, the region encompasses countries at varying levels of economic development ranging from emerging markets to more developed economies. Each country provides unique investment risks, yet the political and economic prospects of one country or group of countries may impact other countries in the region.

Economies of African countries may be affected by severe climate changes, particularly drought. The economies of some African countries are not diversified and are based upon only a few commodities or industries, or a single commodity or industry. Markets in some of these countries are in the early stages of development, exhibit a high concentration of market capitalization, have less trading volume, lower liquidity and more volatility than more developed markets. Some countries have investment and repatriation restrictions that further reduce liquidity and could increase volatility.

While the foregoing risks are applicable to any Fund investing in Africa, they will be particularly acute for the Emerging Country Debt Fund, which may invest a substantial portion of its assets in this region.


DIRECT INVESTMENT IN RUSSIAN SECURITIES. Each of the Emerging Markets Fund, Emerging Countries Fund, Foreign Fund, Foreign Small Companies Fund, Global Bond Fund, International Bond Fund, Currency Hedged International Bond Fund, International Intrinsic Value Fund, Currency Hedged International Equity Fund, Tax-Managed International Equities Fund, Emerging Country Debt Fund and Core Plus Bond Fund may invest directly in securities of Russian issuers. Investment in securities of such issuers presents many of the same risks as investing in securities of issuers in other emerging market economies, as described in the immediately preceding section. However, the political, legal and operational risks of investing in Russian issuers, and of having assets custodied within Russia, may be particularly acute.


A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of private companies is recorded. When a Fund invests in a Russian issuer, it will receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

SECURITIES LENDING

All of the Funds (except for the Asset Allocation Funds) may make secured loans of portfolio securities amounting to not more than one-third of the relevant Fund's total assets, except for the International Intrinsic Value Fund and Currency Hedged International Equity Fund, each of which may make loans of portfolio securities amounting to not more than 25% of its respective total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Manager to be of relatively high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or liquid securities at least equal at all times to the market value of the securities lent. Collateral may be held in shares of other investment companies. The borrower pays to the lending Fund an amount equal to any dividends or interest the Fund would have received had the securities not been lent. If the loan is collateralized by U.S. Government Securities, the Fund will receive a fee from the borrower. In the case of loans collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved. The Manager has retained lending agents on behalf of several of the Funds that are compensated based on a percentage of a Fund's return on the securities lending activity. The Fund also pays various fees in connection with such loans including shipping fees and reasonable custodian fees approved by the Trustees of the Trust or persons acting pursuant to direction of the Board.

DEPOSITORY RECEIPTS

Many of the Funds may invest in American Depositary Receipts (ADRs), Global Depository Receipts (GDRs) and European Depository Receipts (EDRs) (collectively, "Depository Receipts") if issues of such Depository Receipts are available that are consistent with a Fund's investment objective. Depository Receipts generally evidence an ownership interest in a corresponding foreign security on deposit with a financial institution. Transactions in Depository Receipts usually do not settle in the same currency in which the underlying securities are denominated or traded. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. GDRs may be traded in any public or private securities markets and may represent securities held by institutions located anywhere in the world.

DOMESTIC EQUITY DEPOSITARY RECEIPTS

Many of the Funds may invest in Domestic Equity Depositary Receipts. These instruments represent interests in a unit investment trust ("UIT") that holds a portfolio of common stocks that is intended to track the price and dividend performance of a particular index. Common examples of Domestic Equity Depositary Receipts include S&P Depositary Receipts ("SPDRs") and Nasdaq 100 Shares, which may be obtained from the UIT issuing the securities or purchased in the secondary market (SPDRs and Nasdaq 100 Shares are listed on the American Stock Exchange).

Domestic Equity Depositary Receipts are not individually redeemable, except upon termination of the UIT that issued them. The liquidity of small holdings of Domestic Equity Depositary Receipts depends upon the existence of a secondary market.

The redemption price (and therefore the sale price) of Domestic Equity Depositary Receipts is derived from and based upon the securities held by the UIT that issued them. Accordingly, the level of risk involved in the purchase or redemption or sale of a Domestic Equity Depositary Receipt is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the price of Domestic Equity Depositary Receipts is based on the value of a basket of stocks. Disruptions in the markets for the securities underlying Domestic Equity Depositary Receipts purchased or sold by a Series could result in losses on Domestic Equity Depositary Receipts.

CONVERTIBLE SECURITIES

A convertible security is a fixed income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but are usually subordinated to similar non-convertible securities. Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security's underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. The Manager regards convertible securities as a form of equity security.

PREFERRED STOCKS

Preferred stocks include convertible and non-convertible preferred and preference stocks and similar securities which are senior to common equity. These may include debt or equity securities that either (1) rank senior to common stock with respect to the right to receive payment or accrual of interest or in respect of the right to participate in any distribution of the issuer or
(2) are beneficiaries of a guarantee of the issuer regarding the right to receive payment of interest or the right to participate in any distribution of the issuer. Depending on the features of the particular security, holders of preferred stock may bear risks similar to the risks disclosed in the Prospectus or herein with respect to equity or fixed income securities.

WARRANTS AND RIGHTS

A Fund may purchase warrants or rights. Warrants and rights generally give the holder the right, at any time during the term of the instrument, to receive upon exercise of the warrant or right a security of the issuer based on the conversion value of the security at the time of exercise. A Fund will normally use warrants and rights in a manner similar to its use of options on securities as described below. The risks of a Fund's use of warrants and rights are generally similar to those relating to its use of options. Unlike most options, however, warrants and rights are issued in limited amounts and generally have longer terms than options. Warrants and rights are not likely to be as liquid as exchange-traded options backed by a recognized clearing agency. In addition, the terms of warrants or rights may limit a Fund's ability to exercise the warrants or rights at such time, or in such quantities, as the Fund would otherwise wish to do.

FUTURES AND OPTIONS

Many of the Funds may use futures and options for various purposes. See "Uses of Derivatives." The use of futures contracts, options contracts and options on futures contracts involves risk. Thus, while a Fund may benefit from the use of futures, options and options on futures, unanticipated changes in interest rates, securities prices, or currency exchange rates may result in poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Losses incurred in transactions in futures, options and options on futures and the costs of these transactions will affect a Fund's performance.

OPTIONS. Many Funds which may use options (1) may enter into contracts giving third parties the right to buy the Fund's portfolio securities for a fixed price at a future date ("writing call options"); (2) may enter into contracts giving third parties the right to sell securities to the Fund for a fixed price at a future date ("writing put options"); and (3) may buy the right to purchase securities from third parties ("call options") or the right to sell securities to third parties ("put options") for a fixed price at a future date.

WRITING OPTIONS. Each Fund may seek to increase its return by writing call or put options on optionable securities or indexes. A call option written by a Fund on a security gives the holder the right to buy the underlying security from the Fund at a stated exercise price; a put option gives the holder the right to sell the underlying security to the Fund at a stated exercise price. In the case of options on indexes, the options are usually cash settled based on the difference between the strike price and the value of the index.

Each such Fund will receive a premium for writing a put or call option, which increases the Fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price and volatility of the underlying security or securities index to the exercise price of the option, the remaining term of the option, supply and demand and interest rates. By writing a call option on a security, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option on a security, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security subsequently appreciates in value. In the case of options on an index, if a Fund writes a call, any profit by the Fund in respect of portfolio securities expected to correlate with the index will be limited by an increase in the index above the exercise price of the option. If the Fund writes a put on an index, the Fund may be required to make a cash settlement greater than the premium received if the index declines.

If the writer of an option wishes to terminate its obligation, it may effect a "closing purchase transaction." This is accomplished, in the case of exchange traded options, by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer's position. The writer of an option may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that a Fund will be able to effect a closing purchase or a closing sale transaction at any particular time. Also, an over-the-counter option may be closed out only with the other party to the option transaction.

Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or liquid securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or index of securities, any loss resulting from the repurchase of a written call option is likely to be offset in whole or in part by appreciation of the underlying security or securities owned by the Fund.

The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price. In that event, the Fund's return will be the premium received from the put option minus the cost of closing the position or, if it chooses to take delivery of the security, the premium received from the put option minus the amount by which the market price of the security is below the exercise price. Out-of-the-money, at-the-money and in-the-money put options may be used by the Fund in market environments analogous to those in which call options are used in buy-and-write transactions.

The extent to which a Fund will be able to write and purchase call and put options may be restricted by the Fund's intention to qualify as a regulated investment company under the Internal Revenue Code.

RISK FACTORS IN OPTIONS TRANSACTIONS. The option writer has no control over when the underlying securities or futures contract must be sold, in the case of a call option, or purchased, in the case of a put option, since the writer may be assigned an exercise notice at any time prior to the termination of the obligation. If an option expires unexercised, the writer realizes a gain in the amount of the premium. Such a gain, of course, may, in the case of a call option, be offset by a decline in the market value of the underlying security or futures contract during the option period. If a call option is exercised, the writer realizes a gain or loss from the sale of the underlying security or futures contract. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security or futures contract at the exercise price, which will usually exceed the then market value of the underlying security or futures contract.

An exchange-traded option may be closed out only on a national securities exchange ("Exchange") which generally provides a liquid secondary market for an option of the same series. An over-the-counter option may be closed out only with the other party to the option transaction. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option with the result that the Fund holding the option would have to exercise the option in order to realize any profit. For example, in the case of a written call option, if the Fund is unable to effect a closing purchase transaction in a secondary market (in the case of a listed option) or with the purchaser of the option (in the case of an over-the-counter option), the Fund will not be able to sell the underlying security (or futures contract) until the option expires or it delivers the underlying security (or futures contract) upon exercise. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an Exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing Corporation as a result of trades on that Exchange should continue to be exercisable in accordance with their terms.

The Exchanges have established limitations governing the maximum number of options that may be written by an investor or group of investors acting in concert. It is possible that the Funds, the Manager and other clients of the Manager may be considered to be such a group. These position limits may restrict a Fund's ability to purchase or sell options on a particular security.

The amount of risk a Fund assumes when it purchases an option is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed below, the purchase of an option also entails the risk that changes in the value of the underlying security or futures contract will not be fully reflected in the value of the option purchased.


FUTURES. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to pay for and take delivery of the type of financial instrument called for in the contract in a specified delivery month, at a stated price. In some cases, the specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Some futures contracts are "cash settled" (rather than "physically settled," as described above) which means that the purchase price is subtracted from the current market value of the instrument and the net amount if positive is paid to the purchaser, and if negative is paid by the purchaser. Futures contracts are traded in the United States only on commodity exchanges or boards of trade - known as "contract markets" - approved for such trading by the Commodity

Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Funds permitted to invest in futures contracts will also be permitted to invest in futures contracts on individual equity securities ("single stock futures"), consistent with applicable law.


The purchase or sale of a futures contract differs from the purchase or sale of a security or option in that no price or premium is paid or received. Instead, an amount of cash, U.S. Government Securities or other liquid assets generally not exceeding 5% of the face amount of the futures contract must be deposited with the broker. This amount is known as initial margin. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." Prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position that will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.

In most cases futures contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, a loss will be realized.

The ability to establish and close out positions on options on futures will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or be maintained.

INDEX FUTURES. As described in the Prospectus, certain Funds may purchase futures contracts on various securities indexes ("Index Futures"). A Fund's purchase and sale of Index Futures is limited to contracts and exchanges approved by the CFTC.

A Fund may close open positions on the futures exchange on which Index Futures are then traded at any time up to and including the expiration day. All positions which remain open at the close of the last business day of the contract's life are required to settle on the next business day (based upon the value of the relevant index on the expiration day) with settlement made, in the case of Index Futures on the S&P 500, with the Commodities Clearing House. Additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time a Fund purchases foreign stock Index Futures.

The price of Index Futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the Index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Futures relates. This may result in a disparity between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.

INTEREST RATE FUTURES. For the purposes previously described, the Fixed Income Funds may engage in a variety of transactions involving the use of futures with respect to U.S. Government Securities and other fixed income securities.

OPTIONS ON FUTURES CONTRACTS. Options on futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option-exercise price at any time during the period of the option. Funds may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities the Fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. See "Foreign Currency Transactions" below for a description of the Funds' use of options on currency futures.

RISK FACTORS IN FUTURES TRANSACTIONS. Investment in futures contracts involves risk. If the futures are used for hedging, some of that risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or currency being hedged. The correlation is higher between price movements of futures contracts and the instrument underlying that futures contract. The correlation is lower when futures are used to hedge securities other than such underlying instrument, such as when a futures contract on an index of securities is used to hedge a single security, a futures contract on one security (e.g., U.S. Treasury bonds) is used to hedge a different security (e.g., a mortgage-backed security) or when a futures contract in one currency is used to hedge a security denominated in another currency. In the event of an imperfect correlation between a futures position and a portfolio position (or anticipated position) which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss. In addition, it is not always possible to hedge fully or perfectly against currency fluctuations affecting the value of the securities denominated in foreign currencies because the value of such securities also is likely to fluctuate as a result of independent factors not related to currency fluctuations. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches.

A hedge will not be fully effective where there is such imperfect correlation. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contract.

A Fund may also purchase futures contracts (or options thereon) as an anticipatory hedge against a possible increase in the price of currency in which is denominated the securities the Fund anticipates purchasing. In such instances, it is possible that the currency may instead decline. If the Fund does not then invest in such securities because of concern as to possible further market and/or currency decline or for other reasons, the Fund may realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased.

The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. Short positions in index futures may be closed out only by entering into a futures contract purchase on the futures exchange on which the index futures are traded.

The successful use of transactions in futures and related options for hedging and risk management also depends on the ability of the Manager to forecast correctly the direction and extent of exchange rate, interest rate and stock price movements within a given time frame. For example, to the extent interest rates remain stable during the period in which a futures contract or option is held by a Fund investing in fixed income securities (or such rates move in a direction opposite to that anticipated), the Fund may realize a loss on the futures transaction which is not fully or partially offset by an increase in the value of its portfolio securities. As a result, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

USES OF OPTIONS, FUTURES AND OPTIONS ON FUTURES

RISK MANAGEMENT. When futures and options on futures are used for risk management, a Fund will generally take long positions (e.g., purchase call options, futures contracts or options thereon) in order to increase the Fund's exposure to a particular market, market segment or foreign currency. For example, if a Fixed Income Fund wants to increase its exposure to a particular fixed income security, the Fund may take long positions in futures contracts on that security. In the case of futures and options on futures, a Fund is only required to deposit the initial and variation margin as required by relevant CFTC regulations and the rules of the contract markets. Because the Fund will then be obligated to purchase the security or index at a set price on a future date, the Fund's net asset value will fluctuate with the value of the security as if it were already included in the Fund's portfolio. Risk management transactions have the effect of providing a degree of investment leverage, particularly when the Fund does not earmark assets equal to the face amount of the contract (i.e., in cash settled futures contracts) since the futures contract (and related options) will increase or decrease in value at a rate which is a multiple of the rate of increase or decrease in the value of the initial and variation margin that the Fund is required to deposit. As a result, the value of the Fund's portfolio will generally be more volatile than the value of comparable portfolios that do not engage in risk management transactions. A Fund will not, however, use futures and options on futures to obtain greater volatility than it could obtain through direct investment in securities; that is, a Fund will not normally engage in risk management to increase the average volatility (beta) of that Fund's portfolio above 1.00, the level of risk (as measured by volatility) that would be present if the Fund were fully invested in the securities comprising the relevant index. However, a Fund may invest in futures and options on futures without regard to this limitation if the face value of such investments, when aggregated with the Index Futures, equity swaps and contracts for differences as described below does not exceed 10% of a Fund's assets.

HEDGING. To the extent indicated elsewhere, a Fund may also enter into options and futures contracts and buy and sell options on futures for hedging. For example, if a Fund wants to hedge certain of its fixed income securities against a decline in value resulting from a general increase in market rates of interest, it might sell futures contracts with respect to fixed income securities or indexes of fixed income securities. If the hedge is effective, then should the anticipated change in market rates cause a decline in the value of the Fund's fixed income security, the value of the futures contract should increase. Likewise, a Fund may sell equity index futures if the Fund wants to hedge its equity securities against a general decline in the relevant equity market(s). The Funds may also use futures contracts in anticipatory hedge transactions by taking a long position in a futures contract with respect to a security, index or foreign currency that a Fund intends to purchase (or whose value is expected to correlate closely with the security or currency to be purchased) pending receipt of cash from other transactions to be used for the actual purchase. Then if the cost of the security or foreign currency to be purchased by the Fund increases and if the anticipatory hedge is effective, that increased cost should be offset, at least in part, by the value of the futures contract. Options on futures contracts may be used for hedging as well. For example, if the value of a fixed-income security in a Fund's portfolio is expected to decline as a result of an increase in rates, the Fund might purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, for anticipatory hedging, the Fund may purchase call options or write put options as a substitute for the purchase of futures contracts. See "Foreign Currency Transactions" below for more information regarding the currency hedging practices of certain Funds.

INVESTMENT PURPOSES. To the extent indicated elsewhere, a Fund may also enter into futures contracts and buy and sell options thereon for investment. For example, a Fund may invest in futures when its Manager believes that there are not enough attractive securities available to maintain the standards of diversity and liquidity set for a Fund pending investment in such securities if or when they do become available. Through this use of futures and related options, a Fund may diversify risk in its portfolio without incurring the substantial brokerage costs that may be associated with investment in the securities of multiple issuers. This use may also permit a Fund to avoid potential market and liquidity problems (e.g., driving up the price of a security by purchasing additional shares of a portfolio security or owning so much of a particular issuer's stock that the sale of such stock depresses that stock's price) which may result from increases in positions already held by the Fund.

Incidental to other transactions in fixed income securities, for investment purposes a Fund may also combine futures contracts or options on fixed income securities with cash, cash equivalent investments or other fixed income securities in order to create "synthetic" bonds which approximate desired risk and return profiles. This may be done where a "non-synthetic" security having the desired risk/return profile either is unavailable (e.g., short-term securities of certain foreign governments) or possesses undesirable characteristics (e.g., interest payments on the security would be subject to foreign withholding taxes). A Fund may also purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency denominated security which approximates desired risk and return characteristics where the non-synthetic securities either are not available in foreign markets or possess undesirable characteristics. For greater detail, see "Foreign Currency Transactions" below.

SYNTHETIC SALES AND PURCHASES. Futures contracts may also be used to reduce transaction costs associated with short-term restructuring of a Fund's portfolio. For example, if a Fund's portfolio includes stocks of companies with medium-sized equity capitalization and, in the opinion of the Manager, such stocks are likely to underperform larger capitalization stocks, the Fund might sell some or all of its mid-capitalization stocks, buy large capitalization stocks with the proceeds and then, when the expected trend had played out, sell the large capitalization stocks and repurchase the mid-capitalization stocks with the proceeds. In the alternative, the Fund may use futures to achieve a similar result with reduced transaction costs. In that case, the Fund might simultaneously enter into short futures positions on an appropriate index (e.g., the S&P Mid Cap 400 Index) (to synthetically "sell" the stocks in the Fund) and long futures positions on another index (e.g., the S&P 500) (to synthetically "buy" the larger capitalization stocks). When the expected trend has played out, the Fund would then close out both futures contract positions. A Fund will only enter into these combined positions if (1) the short position (adjusted for historic volatility) operates as a hedge of existing portfolio holdings, (2) the face amount of the long futures position is less than or equal to the value of the portfolio securities that the Fund would like to dispose of, (3) the contract settlement date for the short futures position is approximately the same as that for the long futures position and (4) the Fund's custodian earmarks and maintains an amount of cash, U.S. Government Securities or other liquid assets whose value, marked-to-market daily, is equal to the Fund's current obligations in respect of the long futures contract positions. If a Fund uses such combined short and long positions, in addition to possible declines in the values of its investment securities, the Fund may also suffer losses associated with a securities index underlying the long futures position underperforming the securities index underlying the short futures position. However, the Manager will enter into these combined positions only if the Manager expects that, overall, the Fund will perform as if it had sold the securities hedged by the short position and purchased the securities underlying the long position. A Fund may also use swaps and options on futures to achieve the same objective.

The Funds' ability to engage in the options and futures strategies described above will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to currencies are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a Fund will be able to utilize these instruments effectively for the purposes set forth above. Furthermore, each Fund's ability to engage in options and futures transactions may be limited by tax considerations.

SWAP CONTRACTS AND OTHER TWO-PARTY CONTRACTS
Many of the Funds may use swap contracts and other two-party contracts for the same or similar purposes as they may use options, futures and related options.

SWAP CONTRACTS. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange returns (or differentials in rates of return) calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

INTEREST RATE AND CURRENCY SWAP CONTRACTS. Interest rate swaps involve the exchange of the two parties' respective commitments to pay or receive interest on a notional principal amount (e.g. an exchange of floating rate payments for fixed rate payments). Currency swaps involve the exchange of the two parties' respective commitments to pay or receive fluctuations with respect to a notional amount of two different currencies (e.g., an exchange of payments with respect to fluctuations in the value of the U.S. dollar relative to the Japanese yen).


CREDIT DEFAULT SWAPS. Funds may (but are not obligated to) use credit default swaps to limit or reduce risk exposure of the GMO Funds (primarily GMO Emerging Country Debt Fund and other Fixed Income Funds that invest a portion of their assets in emerging market debt) against events of default by issuers of emerging market debt. These instruments may also be used to create synthetic short exposure to certain emerging market or U.S. non-governmental debt, in cases where credit default protection is purchased in excess of the value of the related underlying debt held by a Fund. With credit default swaps, GMO Funds may pay what is, in effect, an insurance premium and, in return, have the right to put certain bonds or loans upon issuer default (or similar events) and to receive in return the par (or other agreed-upon) value of those bonds or loans. The GMO Funds may also use credit default swaps for investment purposes, in which case the Fund will receive the premium referenced above, but would be obligated to pay the par (or other agreed-upon) value of the defaulted bonds or loans upon the issuer's default.


EQUITY SWAP CONTRACTS AND CONTRACTS FOR DIFFERENCES. Equity swap contracts involve the exchange of one party's obligation to pay the loss, if any, with respect to a notional amount of a particular equity index (e.g., the S&P 500 Index) plus interest on such notional amount at a designated rate (e.g., the London Inter-Bank Offered Rate) in exchange for the other party's obligation to pay the gain, if any, with respect to the notional amount of such index.

If a Fund enters into a long equity swap contract, the Fund's net asset value will fluctuate as a result of changes in the value of the equity index on which the equity swap is based as if it had purchased the notional amount of securities comprising the index. If a Fund enters into a short equity swap contract, the Fund's net asset value will fluctuate as a result of changes in the value of the equity index on which the equity swap is based as if it had sold the notional amount of securities comprising the index.

Contracts for differences are swap arrangements in which a Fund may agree with a counterparty that its return (or loss) will be based on the relative performance of two different groups or "baskets" of securities. Often, one or both "baskets" will be an established securities index. As to one of the baskets, the Fund's return is based on theoretical, long futures positions in the securities comprising that basket (with an aggregate face value equal to the notional amount of the contract for differences) and as to the other basket, the Fund's return is based on theoretical short futures positions in the securities comprising the basket. The Fund may also use actual long and short futures positions to achieve the same market exposure(s) as contracts for differences where payment obligations of the two legs of the contract are netted and thus based on changes in the relative value of the baskets of securities rather than on the aggregate change in the value of the two legs. The Funds will only enter into contracts for differences (and analogous futures positions) when the Manager believes that the basket of securities constituting the long leg will outperform the basket constituting the short leg. However, it is possible that the short basket will outperform the long basket - resulting in a loss to the Fund, even in circumstances when the securities in both the long and short baskets appreciate in value.

INTEREST RATE CAPS, FLOORS AND COLLARS. The Funds may use interest rate caps, floors and collars for the same purposes or similar purposes as they use interest rate futures contracts and related options. Interest rate caps, floors and collars are similar to interest rate swap contracts because the payment obligations are measured by changes in interest rates as applied to a notional amount and because they are individually negotiated with a specific counterparty. The purchase of an interest rate cap entitles the purchaser, to the extent that a specific index exceeds a specified interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below specified interest rates, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. The purchase of an interest rate collar entitles the purchaser, to the extent that a specified index exceeds or falls below two specified interest rates, to receive payments of interest on a notional principal amount from the party selling the interest rate collar. The Funds' use of interest rate caps, floors and collars for the same or similar purposes as those for which they use futures contracts and related options presents the same risks and similar opportunities as those associated with futures and related options. Because caps, floors and collars are recent innovations for which standardized documentation has not yet been developed they are deemed by the SEC to be relatively illiquid investments which are subject to a Fund's limitation on investment in illiquid securities. See "Illiquid Securities" below.

RISK FACTORS IN SWAP CONTRACTS, OTC OPTIONS AND OTHER TWO-PARTY CONTRACTS. A Fund may only close out a swap, contract for differences, cap, floor or collar or OTC option with the particular counterparty. Also, if the counterparty defaults, a Fund will have contractual remedies pursuant to the agreement related to the transaction, but there is no assurance that contract counterparties will be able to meet their obligations pursuant to such contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant to swap contracts. The Manager will closely monitor, subject to the oversight of the Trustees, the creditworthiness of contract counterparties, and a Fund will not enter into any swaps, caps, floors or collars, unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated at least A by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's") at the time of entering into such transaction or if the counterparty has comparable credit as determined by the Manager. However, the credit of the counterparty may be adversely affected by larger-than-average volatility in the markets, even if the counterparty's net market exposure is small relative to its capital. The management of caps, floors, collars and swaps may involve certain difficulties because the characteristics of many derivatives have not been observed under all market conditions or through a full market cycle.

ADDITIONAL REGULATORY LIMITATIONS ON THE USE OF FUTURES AND RELATED OPTIONS, INTEREST RATE FLOORS, CAPS AND COLLARS AND INTEREST RATE AND CURRENCY SWAP CONTRACTS. In accordance with CFTC regulations, investments by any Fund in futures contracts and related options for purposes other than bona fide hedging are limited such that the aggregate amount that a Fund may commit to initial margin on such contracts or time premiums on such options may not exceed 5% of that Fund's net assets.

FOREIGN CURRENCY TRANSACTIONS

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

Funds that are permitted to invest in securities denominated in foreign currencies may buy or sell foreign currencies, deal in forward foreign currency contracts, currency futures contracts and related options and options on currencies. These Funds may use such currency instruments for hedging, investment or currency risk management. Currency risk management may include taking active currency positions relative to both the securities portfolio of the Fund and the Fund's performance benchmark.

Forward foreign currency contracts are contracts between two parties to purchase and sell a specific quantity of a particular currency at a specified price, with delivery and settlement to take place on a specified future date. Currency futures contracts are contracts to buy or sell a standard quantity of a particular currency at a specified future date and price. Options on currency futures contracts give their owner the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified currency futures contract at a fixed price during a specified period. Options on currencies give their owner the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified quantity of a particular currency at a fixed price during a specified period.

The Funds may enter into forward contracts for hedging under three circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

Second, when the Manager of a Fund believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. Maintaining a match between the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.

Third, the Funds may engage in currency "cross hedging" when, in the opinion of the Manager, the historical relationship among foreign currencies suggests that the Funds may achieve the same protection for a foreign security at reduced cost through the use of a forward foreign currency contract relating to a currency other than the U.S. dollar or the foreign currency in which the security is denominated. By engaging in cross hedging transactions, the Funds assume the risk of imperfect correlation between the subject currencies. These practices may present risks different from or in addition to the risks associated with investments in foreign currencies.

A Fund is not required to enter into hedging transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Manager. By entering into the above hedging transactions, the Funds may be required to forego the benefits of advantageous changes in the exchange rates.


Each of these Funds may also enter into foreign currency forward contracts for investment and currency risk management. When a Fund uses currency instruments for such purposes, the foreign currency exposure of the Fund may differ substantially from the currencies in which the Fund's investment securities are denominated.

Many of the Funds may each also enter into foreign currency forward contracts to give fixed income securities denominated in one currency (generally the U.S. dollar) the risk characteristics of similar securities denominated in another currency as described above under "Uses of Options, Futures and Options on Futures - Investment Purposes" or for risk management in a manner similar to such Funds' use of futures contracts and related options.


REPURCHASE AGREEMENTS

A Fund may enter into repurchase agreements with banks and broker-dealers by which the Fund acquires a security (usually an obligation of the Government where the transaction is initiated or in whose currency the agreement is denominated) for a relatively short period (usually not more than a week) for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-on price and date. The resale price is in excess of the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at no market risk, although there is a risk that the seller may default in its obligation to pay the agreed-upon sum on the redelivery date. Such a default may subject the relevant Fund to expenses, delays and risks of loss including: (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) inability to enforce rights and the expenses involved in attempted enforcement.

DEBT AND OTHER FIXED INCOME SECURITIES GENERALLY

Debt and Other Fixed Income Securities include fixed income securities of any maturity. Fixed income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed income securities include securities issued by federal, state, local and foreign governments and related agencies, and by a wide range of private issuers.

Fixed income securities are subject to market and credit risk. Market risk relates to changes in a security's value as a result of changes in interest rates generally. In general, the values of fixed income securities increase when prevailing interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of the issuer to make payments of principal and interest. Obligations of issuers are subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. Fixed income securities denominated in foreign currencies are also subject to the risk of a decline in the value of the denominating currency.

Because interest rates vary, it is impossible to predict the future income of a Fund investing in such securities. The net asset value of each Fund's shares will vary as a result of changes in the value of the securities in its portfolio and will be affected by the absence and/or success of hedging strategies.

CASH AND OTHER HIGH QUALITY INVESTMENTS

Many of the Funds may temporarily invest a portion of their assets in cash or cash items pending other investments or in connection with the earmarking and maintenance of such assets on the custodian's books and records. These cash items and other high quality corporate debt securities may include a number of money market instruments such as securities issued by the United States government and agencies thereof, bankers' acceptances, commercial paper, and bank certificates of deposit. By investing only in high quality money market securities a Fund may seek to minimize credit risk with respect to such investments. The Short-Term Income Fund may invest a substantial portion of its assets in these instruments, but it is not subject to the quality, duration and other requirements of money market funds.


U.S. GOVERNMENT SECURITIES AND FOREIGN GOVERNMENT SECURITIES



U.S. Government Securities include securities issued or guaranteed by the U.S. government or its authorities, agencies or instrumentalities. Foreign Government Securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies or instrumentalities or by supra-national agencies. U.S. Government Securities and Foreign Government Securities have different kinds of government support. For example, some U.S. Government Securities, such as U.S. Treasury bonds, are supported by the full faith and credit of the United States, whereas certain other U.S. Government Securities issued or guaranteed by federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States. Similarly, some Foreign Government Securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not. In the case of certain countries, Foreign Government Securities may involve varying degrees of credit risk as a result of financial or political instability in such countries and the possible inability of a Fund to enforce its rights against the foreign government issuer. As with other fixed income securities, sovereign issuers may be unable or unwilling to make timely principal or interest payments.


Supra-national agencies are agencies whose member nations make capital contributions to support the agencies' activities, and include such entities as the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Coal and Steel Community and the Inter-American Development Bank.

Like other fixed income securities, U.S. Government Securities and Foreign Government Securities are subject to market risk and their market values fluctuate as interest rates change. Thus, for example, the value of an investment in a Fund which holds U.S. Government Securities or Foreign Government Securities may fall during times of rising interest rates. Yields on U.S. Government Securities and Foreign Government Securities tend to be lower than those of corporate securities of comparable maturities.

In addition to investing directly in U.S. Government Securities and Foreign Government Securities, a Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments or principal payments, or both, in U.S.

Government Securities and Foreign Government Securities. These certificates of accrual and similar instruments may be more volatile than other government securities.

MORTGAGE-BACKED AND OTHER ASSET-BACKED SECURITIES

Mortgage-backed and other asset-backed securities may be issued by the U.S. government, its agencies or instrumentalities, or by non-governmental issuers. Interest and principal payments (including prepayments) on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed securities. Prepayments occur when the mortgagor on an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying mortgages, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, there can be no certainty as to the predicted yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the securities. During periods of declining interest rates, such prepayments can be expected to accelerate and a Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium could result in capital loss because the premium may not have been fully amortized at the time the obligation was prepaid. As a result of these principal prepayment features, the values of mortgage-backed securities generally fall when interest rates rise, but their potential for capital appreciation in periods of falling interest rates is limited because of the prepayment feature. The mortgage-backed securities purchased by a Fund may include Adjustable Rate Securities as such term is defined in "Adjustable Rate Securities" below.

Other "asset-backed securities" include securities backed by pools of automobile loans, educational loans and credit card receivables. Mortgage-backed and asset-backed securities of non-governmental issuers involve prepayment risks similar to those of U.S. government guaranteed mortgage-backed securities and also involve risk of loss of principal if the obligors of the underlying obligations default in payment of the obligations.


COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"): STRIPS AND RESIDUALS. A CMO is a security backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are subject to the risk that the collateral supporting the CMO may experience a downgrade or default. CMOs are issued in multiple classes or series which have different maturities representing interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its stated maturity. Thus, the early retirement of a particular class or series of CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security.


CMOs include securities ("Residuals") representing the interest in any excess cash flow and/or the value of any collateral remaining on mortgages or mortgage-backed securities from the payment of principal of and interest on all other CMOs and the administrative expenses of the issuer. Residuals have value only to the extent income from such underlying mortgages or mortgage-backed securities exceeds the amount necessary to satisfy the issuer's debt obligations represented by all other outstanding CMOs.

CMOs also include certificates representing undivided interests in payments of interest-only or principal-only ("IO/PO Strips") on the underlying mortgages. IO/PO Strips and Residuals tend to be more volatile than other types of securities. IO Strips and Residuals also involve the additional risk of loss of a substantial portion of or the entire value of the investment if the underlying securities are prepaid. In addition, if a CMO bears interest at an adjustable rate, the cash flows on the related Residual will also be extremely sensitive to the level of the index upon which the rate adjustments are based.

ADJUSTABLE RATE SECURITIES

Adjustable rate securities are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. They may be U.S. Government Securities or securities of other issuers. Some adjustable rate securities are backed by pools of mortgage loans. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rate is reset only periodically, changes in the interest rates on adjustable rate securities may lag changes in prevailing market interest rates. Also, some adjustable rate securities (or, in the case of securities backed by mortgage loans, the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. Because of the resetting of interest rates, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.

LOWER RATED SECURITIES

Certain Funds may invest some or all of their assets in securities rated below investment grade (that is, rated below BBB by Standard & Poor's or below Baa by Moody's) at the time of purchase, including securities in the lowest rating categories, and comparable unrated securities ("Lower Rated Securities"). A Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although the Manager will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objective.

Lower Rated Securities generally provide higher yields, but are subject to greater credit and market risk, than higher quality fixed income securities. Lower Rated Securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a Fund investing in Lower Rated Securities may be more dependent on the Manager's own credit analysis than is the case with higher quality bonds. The market for Lower Rated Securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for Lower Rated Securities. This reduced liquidity at certain times may affect the values of these securities and may make the valuation and sale or these securities more difficult. Securities of below investment grade quality are commonly referred to as "junk bonds." Securities in the lowest rating categories may be in poor standing or in default. Securities in the lowest investment grade category (BBB or Baa) have some speculative characteristics. See "Commercial Paper and Corporate Debt Ratings" below for more information concerning commercial paper and corporate debt ratings.

BRADY BONDS

Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructuring under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in Mexico, Uruguay, Venezuela, Costa Rica, Argentina, Nigeria, the Philippines and other countries.

Brady Bonds may be collateralized, are issued in various currencies (but primarily the dollar) and are actively traded in over-the-counter secondary markets. Dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds.

Brady Bonds are often viewed as having three or four valuation components: any collateralized repayment of principal at final maturity; any collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

ZERO COUPON SECURITIES

A Fund investing in "zero coupon" fixed income securities is required to accrue interest income on these securities at a fixed rate based on the initial purchase price and the length to maturity, but these securities do not pay interest in cash on a current basis. Each Fund is required to distribute the income on these securities to its shareholders as the income accrues, even though that Fund is not receiving the income in cash on a current basis. Thus, each Fund may have to sell other investments to obtain cash to make income distributions. The market value of zero coupon securities is often more volatile than that of non-zero coupon fixed income securities of comparable quality and maturity. Zero coupon securities include IO and PO strips.

INDEXED SECURITIES

Indexed Securities are securities the redemption values and/or the coupons of which are indexed to the prices of a specific instrument or statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities indexes, currencies, precious metals or other commodities, or other financial indicators. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

Indexed securities in which each Fund may invest include so-called "inverse floating obligations" or "residual interest bonds" on which the interest rates typically decline as short-term market interest rates increase and increase as short-term market rates decline. Such securities have the effect of providing a degree of investment leverage, since they will generally increase or decrease in value in response to changes in market interest rates at a rate which is a multiple of the rate at which fixed-rate long-term securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed rate securities.

Certain Funds may invest in inflation indexed securities issued by the U.S. Treasury, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value which has been adjusted for inflation.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. Certain Funds may also invest in other bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation indexed bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds.

Although these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may result in a decline in value. If interest rates rise due to reasons other than inflation (such as changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The U.S. Treasury has a relatively brief history of issuing inflation indexed bonds. As such, there is limited trading history of these securities. Certain foreign governments, such as the United Kingdom, Canada and Australia, have a longer history of issuing inflation indexed bonds, and there may be a more liquid market in certain of these countries for these securities.

The periodic adjustment of U.S. inflation indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. In addition, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Coupon payments received by a Fund from inflation indexed bonds will be includable in the Fund's gross income in the period in which they accrue. In addition, any increase in the principal amount of an inflation indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

The Inflation Indexed Bond Fund may invest in fixed income securities (including convertible securities) of any maturity, although under normal market conditions at least 65% of the Fund's total assets will be comprised of inflation indexed "bonds" as such term is defined above. Fixed income securities include securities issued by federal, state, local and foreign governments, and a wide range of private issuers.

A Fund's investments in indexed securities, including inflation indexed securities, may create taxable income in excess of the cash they generate. In such cases, a Fund may be required to sell assets to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. See "Distributions and Taxes in the Prospectus" and "Distributions" and "Taxes" in this Statement of Additional Information.

FIRM COMMITMENTS AND WHEN-ISSUED SECURITIES

Certain Funds may enter into firm commitments and other similar agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when a Fund that invests in fixed-income securities anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When a Fund purchases securities in this manner (on a when-issued or delayed-delivery basis), it is required to earmark on its custodian's books and records cash, U.S. Government Securities or other liquid securities in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. No income is generally earned on these securities until after delivery. Each Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting that Fund's investment criteria. The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

LOANS, LOAN PARTICIPATIONS AND ASSIGNMENTS

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to a Fund's policies regarding the quality of debt securities.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating agency and yield could be adversely affected. Loans that are fully secured offer the Fund more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation or that the collateral can be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of emerging countries will also involve a risk that the governmental entities responsible for repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

When investing in a loan participation, a Fund will typically have the right to receive payments only from the lender to the extent the lender receives payments from the borrower, and not from the borrower itself. Likewise, a Fund typically will be able to enforce its rights only through the lender, and not directly against the borrower. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the participation.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to the Fund. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as a co-lender. In the case of a loan participation, direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to a Fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, a Fund may rely on the Manager's research to attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower.

Direct indebtedness purchased by a Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the Fund to pay additional cash on demand. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it would not otherwise have done so. A Fund's custodian will earmark and maintain appropriate liquid assets to cover the Fund's potential obligations under standby financing commitments.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS

Certain Funds may enter into reverse repurchase agreements and dollar roll agreements with banks and brokers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities.

Dollar rolls are transactions in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

A Fund which makes such investments will earmark and maintain on its custodian's books and records cash, U.S. Government Securities or other liquid assets equal in value to its obligations in respect of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, a Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party or its trustee or receiver whether to enforce the Fund's obligation to repurchase the securities. Reverse repurchase agreements and dollar rolls are not considered borrowings by a Fund for purposes of a Fund's fundamental investment restriction with respect to borrowings.

ILLIQUID SECURITIES

Each Fund may invest up to 15% (or, in the case of the Foreign Fund only, 10%) of its net assets in illiquid securities. The securities currently thought to be included as "illiquid securities" are restricted securities under the Federal securities laws (including illiquid securities traded under Rule 144A), repurchase agreements and securities that are not readily marketable. To the extent the Trustees determine that restricted securities traded under Section 4(2) or Rule 144A under the Securities Act of 1933, repurchase agreements and securities that are not readily marketable, are in fact liquid, they will not be included in the 15% limit on investment in illiquid securities.

Repurchase agreements maturing in more than seven days are considered illiquid, unless an agreement can be terminated after a notice period of seven days or less.

For so long as the SEC maintains the position that most equity swap contracts, reverse equity swap contracts, caps, floors and collars are illiquid, each Fund will continue to designate these instruments as illiquid for purposes of its 15% illiquid limitation unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by the Trustees.

PRIVATE PLACEMENTS AND RESTRICTED INVESTMENTS. Illiquid securities may include certain securities of private issuers, investments in securities traded in unregulated markets and securities that are purchased in private placements and are subject to restrictions on resale either as a matter of contract or under federal securities laws. These securities either (1) cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A) or (2) are not readily marketable because they are subject to other legal or contractual delays in or restrictions on resale.

Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, it could be more difficult to sell such securities when the Manager believes it advisable to do so. A Fund holding such securities may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. These securities may involve the risk that a Fund may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 when selling restricted securities to the public, and in such event the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

A Fund may invest in shares of other investment companies, including both open- and closed-end investment companies (including single country funds). When making such an investment, the Fund will be indirectly exposed to all the risks of such investment companies. In general, the investing Fund will bear a pro rata portion of the other investment company's fees and expenses.

In addition, many of the Funds may invest in private investment funds, vehicles or structures. The Funds may also invest in debt-equity conversion funds, which are funds established to exchange foreign bank debt of countries whose principal repayments are in arrears into a portfolio of listed and unlisted equities, subject to certain repatriation restrictions.

Certain GMO Fixed Income Funds may invest without limitation in GMO Alpha LIBOR Fund and/or GMO Emerging Country Debt Fund. These investments will not be made in reliance on Section 12(d)(1)(G) of the Investment Company Act of 1940 but will instead be made in reliance on an SEC order obtained by the Manager and the Funds. As described in the Prospectus, shareholders of the investing Funds will not directly bear any of the fees and expenses of the Alpha LIBOR Fund and/or the Emerging Country Debt Fund.

TAX-SENSITIVE STRATEGIES

With respect to the Tax-Managed Funds, the Manager may control portfolio turnover in order to defer the realization and minimize the distributions of capital gains. In addition, the Manager may, when appropriate, sell securities in order to realize capital losses; such losses may be used at various times to offset realized capital gains, thus reducing net capital gains distributions. When making sales of specific securities, the Manager will consider strategies, such as selling securities with the highest cost basis, to minimize capital gains. In lieu of redeeming in cash, the Manager may meet redemption requests through in-kind redemptions in whole or in part by a distribution of appreciated securities held by the Fund, so that the Fund will generally not be required to distribute the capital gains in those securities to the remaining shareholders in the Fund. The effect to the redeeming shareholder is the same for federal income tax purposes as a redemption in cash. Shareholders receiving the redemption in kind would pay tax on the capital gains realized, if any, on the Fund shares redeemed. There can be no assurance that the Manager will be successful in employing any or all of these strategies.

                               USES OF DERIVATIVES

INTRODUCTION AND OVERVIEW

DERIVATIVE POLICIES. This overview provides a general introduction to the principal ways in which the Funds use derivatives. The information below is designed to supplement the information included in the GMO Trust Prospectus.

FUNCTION OF DERIVATIVES IN GMO FUNDS. GMO Equity and Fixed Income Funds use financial derivatives to implement investment decisions. The types of derivatives employed, which vary from Fund to Fund, include futures, swaps, options, forward contracts and, periodically, structured notes. These instruments may be exchange-traded or over-the-counter products. The types of strategies implemented also vary from Fund to Fund. To a significant extent, specific market conditions influence the choice of derivative strategies for a given Fund.


DERIVATIVE EXPOSURE. Generally, stocks constitute the majority of the holdings in each GMO Equity Fund, although derivative positions may comprise a significant portion of the total assets. In GMO Fixed Income Funds, bond futures, currency options, forwards and other derivatives are the primary means of obtaining market exposure.


COUNTERPARTY CREDITWORTHINESS. The Manager tracks the creditworthiness of counterparties in swaps, forwards and options. The Manager limits transactions to counterparties with a long-term debt rating of A or higher at the time the Fund enters into the derivative. In addition to checking agency ratings to assess creditworthiness, the Manager also considers news reports and market activity, such as the levels at which a counterparty's long-term debt is trading. Furthermore, the Manager implicitly restricts the amount of credit extended to any one counterparty. Besides creditworthiness, the Manager reviews, on a regular basis, the various exposures that the Funds have to over-the-counter counterparties.

DERIVATIVES IN GMO EQUITY FUNDS

Broadly speaking, derivatives employed in GMO's Equity Funds serve three purposes: hedging, investment and risk management. See "Descriptions and Risks of Fund Investments - Futures and Options", "-- Uses of Options, Futures, and Options on Futures", and "-- Swap Contracts and Other Two-Party Contracts". In the International Equity Funds, GMO also uses derivatives to manage currency exposure. See "Descriptions and Risks of Fund Investments - Foreign Currency Transactions".

o Hedging: GMO Equity Funds may employ hedges to protect a current or anticipated position. For example, if a Fund receives significant amounts of cash, the Fund may hedge market risk, i.e., the risk of not being invested in the market, by purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until direct investments can be efficiently made.

o Investment: Rather than investing directly in securities, a Fund may employ derivative instruments such as a long futures contract or a long equity swap contract. For example, a Fund may use long derivative positions to adjust the underlying exposure to individual markets, sectors and equities in an efficient, cost-effective manner.

o Risk Management: Synthetic sales and purchases can help manage risk. For example, a GMO Fund may hold a large proportion of stocks in a particular market that the Manager believes is likely to underperform in the short term. In this case, the Manager may choose to minimize the risk of underperformance without incurring the high transaction costs associated with selling stocks by using derivative instruments to invest the Fund in another market it views more favorably. To accomplish this strategy, the Fund may use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index).

o Foreign Currency: GMO International Funds may also employ derivatives in foreign currency transactions to implement the same three basic functions: hedging, investment and risk management.

DERIVATIVES IN GMO FIXED INCOME FUNDS.

As in GMO Equity Funds, GMO Fixed Income Funds may employ derivatives for hedging, investment and risk management.

o Hedging: GMO Fixed Income Funds may use derivative instruments to hedge against a market or credit risk already generally present in a Fund. In addition, if a Fund receives significant cash, the Fund may hedge market risk, i.e., the risk of not being invested in the market, by purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until direct investments can be made efficiently.

o Investment: A Fund may use derivative instruments (particularly long futures contracts, related options and long swap contracts) in place of investing directly in securities. Because a foreign derivative generally only provides the return of a foreign market in local currency terms, a Fund will often purchase a foreign currency forward in conjunction with using derivatives to give the effect of investing directly.

o Risk Management: A Fund may use options, futures and related options as well as swap contracts to adjust the weight of the Fund to a level GMO believes is the optimal exposure to individual countries and issuers. Sometimes such derivative transactions are used as a precursor to actual sales and purchases of the underlying securities.

o Foreign Currency: Forward sales and purchases of foreign currency contracts are used extensively to: (1) take active overweighted and underweighted positions in particular bond markets and currencies relative to the Funds' respective performance benchmarks; (2) hedge currency exposure embedded in foreign securities; (3) buy currency in advance to settle security purchases; (4) cross-hedge currency risks; and (5) create synthetic foreign bonds in conjunction with bond futures.


o Additional Uses of Swaps: A number of GMO Fixed Income Funds employ additional strategies to help implement the Funds' investment strategies. As an example, total return swaps may be used to gain investment exposure to fixed income securities where direct ownership is either not legally possible or is economically unattractive. Or, for instance, credit default swaps may be employed to protect GMO Funds (primarily the Emerging Country Debt Fund and other Fixed Income Funds that invest a portion of their assets in emerging market debt) against the event of default by issuers of emerging market debt or to create synthetic short or long exposure to emerging market or U.S. non-governmental debt securities to which such Funds are not otherwise exposed. However, the Funds are not obligated to use credit default swaps and, if used, there is no assurance they will be effective or will have the desired result.


o Leverage: Unlike the Equity Funds, the GMO Fixed Income Funds are not specifically limited with respect to the extent to which derivatives may be used or with respect to the absolute face value of the derivative positions employed. Instead, effective market exposure is controlled by controlling the projected tracking exposure of each Fund relative to its benchmark. However, this will mean that the Fixed Income Funds may sometimes be leveraged if measured in terms of aggregate exposure of a Fund's assets.

USE OF DERIVATIVES BY GMO EQUITY FUNDS

DOMESTIC EQUITY FUNDS. Funds in this group include: GMO U.S. Core Fund, GMO Tobacco-Free Core Fund, GMO Intrinsic Value Fund, GMO Growth Fund, GMO U.S. Sector Fund, GMO Small Cap Growth Fund, GMO Small Cap Value Fund, GMO REIT Fund, GMO Tax-Managed U.S. Equities Fund and GMO Tax-Managed Small Companies Fund. GMO Value Fund makes only occasional use of futures contracts and related options on securities indexes and does not currently expect to make use of other derivative instruments.

TYPES OF DERIVATIVES

o    Options, futures contracts and related options on securities indexes

o Long equity swap contracts in which a Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities

o Short equity swap contracts in which a Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities

o Contracts for differences, i.e., equity swaps that contain both long and short equity components.

USES OF DERIVATIVES

Hedging

Traditional Hedging: Short equity futures, related options and short equity swap contracts may be used to hedge against an equity risk already generally present in a Fund.

Anticipatory Hedging: If a Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (the risk of not being invested in the market) by purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if a Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

Investment

A Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities. These applications include using equity derivatives to "equitize" cash balances held by a Fund. A Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual markets, sectors and equities.

Risk Management - Synthetic Sales and Purchases

A Fund may use equity futures, related options and equity swap contracts to adjust the weight of the Fund to a level the Manager believes is the optimal exposure to individual sectors and stocks. Sometimes, such transactions are used as a precursor to actual sales and purchases. For example, if a Fund held a large proportion of stocks of a particular industry and the Manager believed that stocks of another industry would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). Long and short equity swap contracts and contracts for differences may also be used for these purposes. Equity derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

Limitations on the Use of Derivatives

o    There is no limit on the use of derivatives for hedging purposes.

o When long futures contracts and long equity swaps are used for investment, the Funds will maintain an amount of liquid securities equal to the face value of all such long derivative positions. However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to cover another long derivative exposure.

o The net long equity exposure of a Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the Fund's net assets.

o Except when such instruments are used for bona fide hedging, no more than 5% of a Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.

o The Manager tracks the creditworthiness of counterparties in swaps, forwards and options. Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings. In addition to checking agency ratings to assess creditworthiness, the Manager also considers news reports and market activity, such as the levels at which a counterparty's long-term debt is trading. Furthermore, the Manager implicitly restricts the amount of credit extended to any one counterparty. Besides creditworthiness, the Manager reviews, on a regular basis, the various exposures that the Funds have to over-the-counter counterparties.

INTERNATIONAL EQUITY FUNDS (EXCEPT GMO FOREIGN FUND AND GMO FOREIGN SMALL COMPANIES FUND).

TYPES OF DERIVATIVES (OTHER THAN FOREIGN CURRENCY TRANSACTIONS)

o    Options, futures contracts and related options on securities indexes

o Long equity swap contracts in which a Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities

o Short equity swap contracts in which a Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities

o Contracts for differences, i.e., equity swaps that contain both long and short equity components

o Only the GMO Emerging Markets Fund, GMO Emerging Countries Fund and GMO Asia Fund may use structured or indexed notes.


USES OF DERIVATIVES

Hedging

Traditional Hedging: Short equity futures, related options and short equity swap contracts may be used to hedge against an equity risk already generally present in a Fund.

Anticipatory Hedging: If a Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (the risk of not being invested in the market) by purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if a Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

Investment

A Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities. These applications include using equity derivatives to "equitize" cash balances held by the Fund. Because a foreign equity derivative generally only provides the return of a foreign market in local currency terms, a Fund will often purchase a foreign currency forward in conjunction with equity derivatives to give the effect of investing directly. A Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual countries and equities.

For example, if the Manager expects a positive return forecast for a select group of UK companies, but a negative return for the UK market as a whole, then a Fund may overweight the select group of equities and reduce exposure to the UK market by selling UK equity futures or entering into a swap contract that is long a specific basket of securities and short the UK market generally.

Risk Management - Synthetic Sales and Purchases

A Fund may use equity futures, related options and equity swap contracts to adjust the weight of the Fund to a level the Manager believes is the optimal exposure to individual countries and stocks. Sometimes, such transactions are used as a precursor to actual sales and purchases.

For example, if a Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). Long and short equity swap contracts and contracts for differences may also be used for these purposes. Often, a foreign currency forward will be used in conjunction with the long derivative position to create the effect of investing directly. Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

Limitations on the Use of Derivatives

o    There is no limit on the use of derivatives for hedging purposes.

o When long futures contracts and long equity swaps are used for investment, the Funds will maintain an amount of liquid securities equal to the face value of all such long derivative positions. However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to cover another long derivative exposure.

o The net long equity exposure of a Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the Fund's net assets.

o Except when such instruments are used for bona fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.

o The Manager tracks the creditworthiness of counterparties in swaps, forwards and options. Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings. In addition to checking agency ratings to assess creditworthiness, the Manager also considers news reports and market activity, such as the levels at which a counterparty's long-term debt is trading. Furthermore, the Manager implicitly restricts the amount of credit extended to any one counterparty. Besides creditworthiness, the Manager reviews, on a regular basis, the various exposures that the Funds have to over-the-counter counterparties.

TYPES OF DERIVATIVES (FOREIGN CURRENCY TRANSACTIONS)

Types of Foreign Currency Transaction

o    Buying and selling spot currencies

o    Forward foreign currency contracts

o    Currency futures contracts and related options

o    Options on currencies

o    Currency swap contracts.

USES OF FOREIGN CURRENCY TRANSACTIONS

Hedging

Traditional Hedging: A Fund may effect foreign currency transactions - generally short forward or futures contracts - to hedge back into the U.S. dollar the risk of foreign currencies represented by its securities investments. A Fund is not required to hedge any of the currency risk inherent in investing in securities denominated in foreign currencies (except in the case of the GMO Currency Hedged International Equity Fund).

Anticipatory Hedging: When a Fund enters into a contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency on the spot market or through currency forwards or futures.

Proxy Hedging: A Fund may hedge the exposure of a given foreign currency by using an instrument denominated in a different currency that the Manager believes is highly correlated to the currency being hedged.

Investment

A Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

Risk Management

Subject to the limitations described below, a Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This foreign currency exposure may include long exposure to particular currencies beyond the amount of a Fund's investment in securities denominated in that currency.

Limitations of Foreign Currency Transactions

o The GMO International Intrinsic Value Fund will typically hedge less than 30% of the foreign currency exposure represented by its investments in foreign-currency denominated securities back into the U.S. dollar.

o A Fund's aggregate net foreign currency exposure, assuming full offset of long and short positions, will not exceed 100% of the Fund's net assets denominated in foreign currencies, though the currency exposure of the Fund may differ substantially from the currencies in which the Fund's equities are denominated.

The following apply only to the GMO Currency Hedged International Equity Fund:

o The Fund will maintain short currency positions with respect to at least 65% of the foreign currency exposure represented by the common stocks owned by the Fund.

o The Fund will generally hedge currency based on benchmark weightings (rather than Fund investments), and thus will sometimes have a net short position with respect to certain foreign currencies. Such net short positions in the aggregate will not exceed 10% of the Fund's assets.

GMO FOREIGN FUND AND GMO FOREIGN SMALL COMPANIES FUND

TYPES OF DERIVATIVES

o    Equity futures and related options

o Exchange-traded and OTC options on securities and indexes (including writing covered options).

FOREIGN CURRENCY TRANSACTIONS

o For hedging purposes, the Fund may invest in spot currency transactions, forward foreign currency contracts, options on currencies, currency futures and related options.

USE OF DERIVATIVES BY GMO FIXED INCOME FUNDS


Funds in this group include: GMO Domestic Bond Fund, GMO Core Plus Bond Fund, GMO International Bond Fund, GMO Currency Hedged International Bond Fund, GMO Global Bond Fund, GMO Short-Term Income Fund, GMO Emerging Country Debt Fund and GMO Inflation Indexed Bond Fund.


DERIVATIVES AND THE FUND'S GLOBAL BOND STRATEGY (applicable only to the GMO International Bond Fund, GMO Currency Hedged International Bond Fund, GMO Global Bond Fund and GMO Core Plus Bond Fund). The fundamental strategy of these Fixed Income Funds requires that each Fund take active overweighted and underweighted positions with respect to particular bond markets and currencies relative to each Fund's respective performance benchmark. Often these active positions will be achieved using long and short derivative positions and combinations of such positions to create synthetic securities. These Funds are not specifically limited with respect to the absolute face value of the derivative positions employed. Instead, effective market exposure is controlled by controlling the projected tracking error relative to each Fund's benchmark. However, this will mean that a Fund may be leveraged if measured in terms of aggregate exposure of the Fund's assets.

POLICIES OF ALL FIXED INCOME FUNDS

TYPES OF DERIVATIVES (OTHER THAN FOREIGN CURRENCY TRANSACTIONS)

o Futures contracts and related options on bonds as well as baskets or indexes of securities

o    Options on bonds and other securities

o Swap contracts, including interest rate swaps, total return swaps, credit default swaps and contracts for differences

o    Structured notes.

USES OF DERIVATIVES

Hedging

Traditional Hedging: Bond futures, related options, bond options and swap contracts may be used to hedge against a market or credit risk already generally present in a Fund.

Anticipatory Hedging: If a Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (the risk of not being invested in the market) by purchasing long futures contracts or entering into long swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if a Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short swap contracts while the Fund disposes of securities in an orderly fashion.

Investment

A Fund may use derivative instruments (particularly long futures contracts, related options and long swap contracts) in place of investing directly in securities. Because a foreign derivative generally only provides the return of a foreign market in local currency terms, a Fund will often purchase a foreign currency forward in conjunction with using derivatives to give the effect of investing directly.

Risk Management

A Fund may use options, futures and related options as well as swap contracts to adjust the weight of the Fund to a level the Manager believes is the optimal exposure to individual countries and issuers. Sometimes, such transactions are used as a precursor to actual sales and purchases.

Other Uses

Total return swaps are generally used to gain investment exposure to fixed income securities where direct ownership is either not legally possible or is economically unattractive. With these swaps, GMO Funds pay a financing rate and receive the total return on a particular fixed income security or basket of securities.


Credit default swaps are used to protect GMO Funds (primarily the GMO Emerging Country Debt Fund and other Fixed Income Funds that invest a portion of their assets in emerging market debt) against events of default by issuers of emerging market debt, or to create synthetic short or long exposure to emerging market and U.S. non-governmental debt securities to which such Funds are not otherwise exposed.


Many of the debt instruments in which the Funds invest may not be available with precisely the duration or other interest rate terms that the Manager would prefer. The Manager may decide to alter the interest rate exposure of these debt instruments by employing interest rate swaps. A

Fund can then maintain its investment in the credit of the issuer through the debt instrument but adjust its interest rate exposure through the swap. With these swaps, the Funds and the counterparties swap interest rate exposure, such as fixed vs. variable and shorter duration vs. longer duration.

Limitations on the Use of Derivatives

o The Manager tracks the creditworthiness of counterparties in swaps, forwards and options. Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings. In addition to checking agency ratings to assess creditworthiness, the Manager also considers news reports and market activity, such as the levels at which a counterparty's long-term debt is trading. Furthermore, the Manager implicitly restricts the amount of credit extended to any one counterparty. Besides creditworthiness, the Manager reviews, on a regular basis, the various exposures that the Funds have to over-the-counter counterparties.

TYPES OF DERIVATIVES (FOREIGN CURRENCY TRANSACTIONS)

o    Buying and selling spot currencies

o    Forward foreign currency contracts

o    Currency futures contracts and related options

o    Options on currencies

o    Currency swap contracts.

USES OF FOREIGN CURRENCY TRANSACTIONS

Hedging

Traditional Hedging: A Fund may effect foreign currency transactions - generally short forward or futures contracts - to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar. A Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies (except in the case of the GMO Currency Hedged International Bond Fund).

Anticipatory Hedging: When a Fund enters into a contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency or through currency forwards or futures.

Proxy Hedging: A Fund may hedge the exposure of a given foreign currency by using an instrument denominated in a different currency that the Manager believes is highly correlated to the currency being hedged.

Investment

A Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

Risk Management

Subject to the limitations described below, a Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This foreign currency exposure may include long and short exposure to particular currencies beyond the amount of a Fund's investment in securities denominated in that currency.

USE OF DERIVATIVES BY GMO GLOBAL HEDGED EQUITY FUND

GMO Global Hedged Equity Fund uses the same types of derivatives as other GMO International Equity Funds in seeking to deliver the hedged equity return described below. The Fund seeks total return consistent with minimal exposure to general equity market risk.

HEDGED EQUITY STRATEGY. At least 65% of the Fund's total assets will be invested in equity securities either directly or indirectly through investment in other Funds of the Trust ("underlying Funds"). However, as a result of the Fund's hedging techniques, the Fund expects to create a return more similar to that received by an investment in fixed income securities.

The Fund will pursue its investment objective by investing substantially all of its assets in a combination of: (i) equity securities, (ii) shares of GMO's Domestic and International Equity Funds, (iii) derivative instruments intended to hedge the value of the Fund's equity securities held directly or through investment in underlying Funds against substantially all of the general movements in the relevant equity market(s), including hedges against substantially all of the changes in the value of the U.S. dollar relative to the currencies represented in the indexes used to hedge general equity market risk and (iv) long interest rate futures contracts intended to adjust the duration of the theoretical fixed income security embedded in the pricing of the derivatives used for hedging the Fund's equity exposure (the "Theoretical Fixed Income Security").

To the extent that the Fund's portfolio strategy is successful, the Fund is expected to achieve a total return consisting of: (i) the performance of the Fund's equity securities held directly or through investment in underlying Funds, relative to the S&P 500 and MSCI EAFE in proportion to the Fund's U.S. and international equity investments (including appreciation or depreciation of any overweighted currency relative to the currency weighting of the equity hedge), plus or minus (ii) short-term capital gains or losses approximately equal to the total return on the Theoretical Fixed Income Security, plus or minus (iii) capital gains or losses on the Fund's interest rate futures positions, minus (iv) transaction costs and other Fund expenses.

TYPES OF DERIVATIVES (FOREIGN CURRENCY TRANSACTIONS)

o    Buying and selling spot currencies

o    Forward foreign currency contracts

o    Currency futures contracts and related options

o    Options on currencies

o    Currency swap contracts.

USES OF FOREIGN CURRENCY TRANSACTIONS

Hedging

o Traditional Hedging: The Fund may effect foreign currency transactions, generally short forward or futures contracts, to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar. The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.

o Proxy Hedging: The Fund may hedge the exposure of a given foreign currency by using an instrument denominated in a different currency that the Manager believes is highly correlated to the currency being hedged.

Investment

The Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

Risk Management

Subject to the limitations described below, the Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This foreign currency exposure may include long exposure to particular currencies beyond the amount of the Fund's investment in securities denominated in that currency.

Limitations of Foreign Currency Transactions

The Fund's aggregate net foreign currency exposure, assuming full offset of long and short positions, will not exceed 100% of the Fund's net assets denominated in foreign currencies, though the currency exposure of the Fund may differ substantially from the currencies in which the Fund's securities are denominated.

                             INVESTMENT RESTRICTIONS

Fundamental Restrictions:

Without a vote of the majority of the outstanding voting securities of the relevant Fund, the Trust will not take any of the following actions with respect to any Fund as indicated:

(1) Borrow money except under the following circumstances: (i) Each Fund may borrow money from banks so long as after such a transaction, the total assets (including the amount borrowed) less liabilities other than debt obligations, represent at least 300% of outstanding debt obligations; (ii) Each Fund may also borrow amounts equal to an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as for the clearance and settlement of portfolio transactions and to meet shareholder redemption requests; (iii) Each Fund may enter into transactions that are technically borrowings under the 1940 Act because they involve the sale of a security coupled with an agreement to repurchase that security (e.g., reverse repurchase agreements, dollar rolls and other similar investment techniques) without regard to the asset coverage restriction described in (i) above, so long as and to the extent that a Fund's custodian earmarks and maintains cash and/or high grade debt securities equal in value to its obligations in respect of these transactions. Under current pronouncements of the SEC staff, such transactions are not treated as senior securities so long as and to the extent that the Fund's custodian earmarks and maintains liquid assets, such as cash, U.S. Government Securities or other appropriate assets equal in value to its obligations in respect of these transactions.

(2) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)

(3) With respect to all Funds except for the International Disciplined Equity Fund and the International Growth Fund, make short sales of securities or maintain a short position for the Fund's account unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

(4) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

(5) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

(6) Make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities. Loans of portfolio securities may be made with respect to up to 33 1/3% of a Fund's total assets in the case of each Fund (except the International Intrinsic Value and Currency Hedged International Equity Funds), and with respect to not more than 25% of total assets in the case of each of the International Intrinsic Value and Currency Hedged International Equity Funds.

(7) With respect to all Funds except for the Intrinsic Value Fund, Tax-Managed U.S. Equities Fund, Tax-Managed Small Companies Fund, Foreign Small Companies Fund, Tax-Managed International Equities Fund, International Disciplined Equity Fund and International Growth Fund, invest in securities of any issuer if, to the knowledge of the Trust, officers and Trustees of the Trust and officers and members of Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") who beneficially own more than 1/2 of 1% of the securities of that issuer together beneficially own more than 5%.

(8) Concentrate more than 25% of the value of its total assets in any one industry, except that the Short-Term Income Fund may invest up to 100% of its assets in obligations issued by banks and the REIT Fund may invest more than 25% of its assets in real estate-related securities.

(9) Purchase or sell commodities or commodity contracts, except that the Funds (other than the Short-Term Income Fund) may purchase and sell financial futures contracts and options thereon.

(10) Issue senior securities, as defined in the 1940 Act and as amplified by rules, regulations and pronouncements of the SEC. The SEC has concluded that even though reverse repurchase agreements, firm commitment agreements and standby commitment agreements fall within the functional meaning of the term "evidence of indebtedness," the issue of compliance with Section 18 of the 1940 Act will not be raised with the SEC by the Division of Investment Management if a Fund covers such securities by earmarking and maintaining certain assets on the books and records of the Fund's custodian. Similarly, so long as such earmarked assets are maintained, the issue of compliance with Section 18 will not be raised with respect to any of the following: any swap contract or contract for differences; any pledge or encumbrance of assets permitted by Non-Fundamental Restriction (4) below; any borrowing permitted by Fundamental Restriction (1) above; any collateral arrangements with respect to initial and variation margin permitted by Non-Fundamental Restriction (4) below; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.

(11) With respect to the Tobacco-Free Core Fund only, invest in (a) securities which at the time of such investment are not readily marketable, (b) securities the disposition of which is restricted under federal securities laws, and (c) repurchase agreements maturing in more than seven days if, as a result, more than 10% of the Fund's total assets (taken at current value) would then be invested in securities described in (a), (b) and (c) above.

Non-Fundamental Restrictions:

It is contrary to the present policy of all the Funds, which may be changed by the Trustee without shareholder approval, to:

(1) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

(2) Make investments for the purpose of gaining control of a company's management.

(3) Invest more than 15% of net assets in illiquid securities. The securities currently thought to be included as "illiquid securities" are restricted securities under the Federal securities laws (including illiquid securities traded under Rule 144A), repurchase agreements and securities that are not readily marketable. To the extent the Trustees determine that restricted securities traded under Section 4(2) or Rule 144A under the Securities Act of 1933, repurchase agreements and securities that are not readily marketable, are in fact liquid, they will not be included in the 15% limit on investment in illiquid securities.

Repurchase agreements maturing in more than seven days are considered illiquid, unless an agreement can be terminated after a notice period of seven days or less.

For so long as the SEC maintains the position that most equity swap contracts, reverse equity swap contracts, caps, floors and collars are illiquid, each Fund will continue to designate these instruments as illiquid for purposes of its 15% illiquid limitation unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by the Trustees.

(4) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 33"% of the Fund's total assets (taken at cost). (For the purposes of this restriction, collateral arrangements with respect to swap agreements, the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be a pledge or encumbrance.)

(5) With respect to the Foreign Fund only, to (i) invest in interests of any general partnership, (ii) utilize margin or other borrowings to increase market exposure (such prohibition shall extend to the use of cash collateral obtained in exchange for loaned securities but does not prohibit the use of margin accounts for permissible futures trading; further, the Fund may borrow an amount equal to cash receivable from sales of stocks or securities the settlement of which is deferred under standard practice in the country of sale), (iii) pledge or otherwise encumber its assets, and (iv) invest more than 5% of its assets in any one issuer (except Government securities and bank certificates of deposit).


(6) With respect to certain Funds which have adopted non-fundamental investment policies pursuant to Rule 35d-1 of the 1940 Act (each a "Name Policy"), change such Fund's Name Policy as set forth under each such Fund's "Principal investment strategies" in the Prospectus without providing such Fund's shareholders with a notice meeting the requirement of Rule 35d-1(c) at least 60 days prior to such change.

For purposes of each Name Policy, each Fund considers the term "investments" to include both direct and indirect investments. Examples of indirect investments include exposure to the relevant asset type through investments in another Fund and/or through derivatives and other synthetic instruments with economic characteristics similar to the relevant asset type.

Except as indicated above in Fundamental Restriction (1), all percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The phrase "shareholder approval," as used in the Prospectus and in this Statement of Additional Information, and the phrase "vote of a majority of the outstanding voting securities," as used herein with respect to a Fund, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of that Fund, or (2) 67% or more of the shares of that Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except for policies that are explicitly described as fundamental in the Prospectus or this Statement of Additional Information, the investment policies of each Fund may be changed by the Trust's Trustees without the approval of shareholders.

                        DETERMINATION OF NET ASSET VALUE

         The net asset value per share of each Fund of GMO Trust will be determined on each day the New York Stock Exchange (the "Exchange") is open for regular business as of the close of regular trading on the Exchange, generally 4:00 p.m. New York City time. However, equity options held by the Funds are priced as of the close of trading at 4:10 p.m., and futures contracts on U.S. government and other fixed-income securities and index options held by the Funds are priced as of their close of trading at 4:15 p.m. Please refer to "Determination of Net Asset Value" in the Prospectus for additional information.


                                  DISTRIBUTIONS

         The Prospectus describes the distribution policies of each Fund under the heading "Distributions". It is the policy of each Fund in all cases to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized capital gains, if any, after offsetting any capital loss carryovers. For distribution and federal income tax purposes, a portion of the premiums from certain expired call or put options written by a Fund, net gains from certain closing purchase and sale transactions with respect to such options and a portion of net gains from other options and futures transactions are treated as short-term capital gain (i.e., gain from the sale of securities held for 12 months or less). It is the policy of each Fund to make distributions at least annually, sufficient to avoid the imposition of a nondeductible 4% excise tax on certain undistributed amounts of taxable investment income and capital gains.

                                      TAXES

TAX STATUS AND TAXATION OF EACH FUND

         Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things:

(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

(b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and

(c) diversify its holdings so that at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, U.S. Government Securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total net assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

         If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed timely to its shareholders in the form of dividends (including capital gain dividends).

         If a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if a Fund is permitted so to elect and so elects), plus any retained amount from the prior year, such Fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by a Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (e.g., payment of excise tax amounts deemed by the Fund to be de minimus).

TAXATION OF FUND DISTRIBUTIONS AND SALES OF FUND SHARES


         Fund distributions derived from interest, dividends and certain other income, including in general short-term gains, will be taxable as ordinary income to shareholders subject to federal income tax whether received in cash or reinvested in shares. Properly designated Fund distributions derived from net long-term capital gains (i.e., net gains derived from the sale of securities held by the Fund for more than 12 months) will generally be taxable as such, regardless of how long a shareholder has held the shares in the Fund.



         The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gains if the shares have been held as capital assets for more than 12 months and as short-term capital gains if the shares have been held as capital assets for not more than 12 months. The tax rate generally applicable to net capital gains recognized by individual and other noncorporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less, or (ii) 20% for gains recognized on the sale of capital assets held for more than one year (as well as capital gain dividends).


         For taxable years beginning after December 31, 2000, the maximum capital gain tax rates for capital assets (including Fund shares) held by a non-corporate shareholder for more than 5 years will be 8 percent and 18 percent (rather than 10 percent and 20 percent). The 18-percent rate applies only to assets the holding period for which begins after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax on any gain thereon, as of January 2, 2001). The mark-to-market election may be disadvantageous from a federal tax perspective, and shareholders should consult their tax advisors before making such an election.

         Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by a shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of the same Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

         A distribution paid to shareholders by a Fund in January of a year generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Trust will provide federal tax information annually, including information about dividends and distributions paid during the preceding year to taxable investors and others requesting such information.

         If a Fund makes a distribution to you in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

         Dividends and distributions on each Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

         For corporate shareholders (other than S corporations), the dividends-received deduction will generally apply (subject to a holding period requirement imposed by the Code) to a Fund's dividends paid from investment income to the extent derived from dividends received from U.S. corporations. However, any distributions received by a Fund from REITs will not qualify for the corporate dividends-received deduction. A Fund's investments in REIT equity securities may require such Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). A Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.


         Each fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges, or redemptions made by any individual shareholder who fails to furnish the fund with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is a United States person and is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate will be (i) 30.5% for amounts paid after August 6, 2001 through the end of 2001, (ii) 30% for amounts paid during 2002 and 2003,
(iii) 29% for amounts paid during 2004 and 2005, and (iv) 28% for amounts paid during 2006 through 2010. The legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.



         Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a Fund as an investment through such plans.

WITHHOLDING ON DISTRIBUTIONS TO FOREIGN INVESTORS

         Dividend distributions (including distributions derived from short-term capital gains) are in general subject to a U.S. withholding tax of 30% when paid to a nonresident alien individual, foreign estate or trust, a foreign corporation, or a foreign partnership ("foreign shareholder"). Persons who are resident in a country, such as the U.K., that has an income tax treaty with the U.S. may be eligible for a reduced withholding rate (upon filing of appropriate forms), and are urged to consult their tax advisors regarding the applicability and effect of such a treaty. Distributions of net realized long-term capital gains paid by a Fund to a foreign shareholder, and any gain realized upon the sale of Fund shares by such a shareholder, will ordinarily not be subject to U.S. taxation, unless the recipient or seller is a nonresident alien individual who is present in the United States for more than 182 days during the taxable year. However, such distributions and sale proceeds may be subject to backup withholding, unless the foreign investor certifies his non-U.S. residency status. Foreign investors are subject to the backup withholding rules described above. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return. Also, foreign shareholders with respect to whom income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares, and, in the case of a foreign corporation, may also be subject to a branch profits tax. Again, foreign shareholders who are resident in a country with an income tax treaty with the United States may obtain different tax results, and are urged to consult their tax advisors.


         Recently revised U.S. Treasury regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above generally became effective for payments made on or after January 1, 2001 (although transition rules apply). In some circumstances, these rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in a Fund should consult their tax advisors with respect to the application of these new regulations.


FOREIGN TAX CREDITS

         If, at the end of the fiscal year, more than 50% of the value of the total assets of any Fund is represented by stock or securities of foreign corporations, the Fund intends to make an election with respect to the relevant Fund which allows shareholders whose income from the Fund is subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. In such case, the amounts of qualified foreign income taxes paid by the Fund would be treated as additional income to Fund shareholders from non-U.S. sources and as foreign taxes paid by Fund shareholders. Investors should consult their tax advisors for further information relating to the foreign tax credit and deduction, which are subject to certain restrictions and limitations (including a holding period requirement applied at both the Fund and shareholder level imposed by the Code). Shareholders of any of the International Funds whose income from the Fund is not subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations may receive substantially different tax treatment of distributions by the relevant Fund, and may be disadvantaged as a result of the election described in this paragraph.

TAX IMPLICATIONS OF CERTAIN INVESTMENTS

         Certain of the Funds' investments, including assets "marked to the market" for federal income tax purposes, debt obligations issued or purchased at a discount and potentially so-called "index securities" (including inflation indexed bonds), will create taxable income in excess of the cash they generate. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

         The Funds' transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies may accelerate income, defer losses, cause adjustments in the holding periods of the Funds' securities and convert long-term capital gains into short-term capital gains and short-term capital losses into long-term capital losses. These transactions may affect the amount, timing and character of distributions to shareholders.

         Investment by the Fund in certain passive foreign investment companies ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to treat a passive foreign investment company as a "qualified electing fund," in which case the Fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund's total return.

         A PFIC is any foreign corporation in which (i) 75% or more of the gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

         An Asset Allocation Fund will not be able to offset gains realized by one underlying Fund in which such Asset Allocation Fund invests against losses realized by another underlying Fund in which such Asset Allocation Fund invests. In addition, Funds that invest in other investment companies will not be able to offset gains realized by one underlying investment company against losses realized by another underlying investment company. Similarly, a Fund which invests in GMO Alpha LIBOR Fund and/or GMO Emerging Country Debt Fund will not be able to offset losses realized by either of those Funds against other income realized by the Fund. Also, depending on a Fund's percentage ownership in an underlying Fund, a redemption of shares of an underlying Fund by the investing Fund may cause the investing Fund to be treated as not receiving capital gain income on such redemption but instead as receiving a dividend taxable as ordinary income in an amount equal to the full amount of the distribution. Accordingly, the investment of a Fund in underlying Funds could affect the amount, timing and character of distributions to shareholders of such Fund.

LOSS OF REGULATED INVESTMENT COMPANY STATUS

         A Fund may experience particular difficulty qualifying as a regulated investment company in the case of highly unusual market movements, in the case of high redemption levels and/or during the first year of its operations. If the Fund does not qualify for taxation as a regulated investment company for any taxable year, the Fund's income will be taxed at the Fund level at regular corporate rates, and all distributions from earnings and profits, including distributions of net long-term capital gains and net tax-exempt income, will be taxable to shareholders as ordinary income and subject to withholding in the case of non-U.S. shareholders. In addition, in order to requalify for taxation as a regulated investment company that is accorded special tax treatment, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest on such gains, and make certain substantial distributions.

                             PERFORMANCE INFORMATION

         Each Fund may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders.

         Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class over periods of one, three, five, and ten years (or for such shorter or longer periods as shares of the Fund have been offered), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $10,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $10,000 payment made at the beginning of the period). Except as noted below, all total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that (i) the maximum purchase premium, if any, is deducted from the initial $10,000 payment, (ii) all dividends and distributions are reinvested when paid and (iii) the maximum redemption fee, if any, is charged at the end of the relevant period. Quotations of total return may also be shown for other periods. The Funds may also, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accompanied by standardized total return information.


         The table below sets forth the average annual total return (before taxes) for Class III Shares of each Fund (except the GMO Tax-Managed U.S. Equities Fund, GMO Tax-Managed Small Companies Fund, and GMO Tax-Managed International Equities Fund, which returns are disclosed in a separate table below) for the one, three, five and ten year periods ending February 28, 2002 and for the period from the commencement of the Funds' operations until February 28, 2002:



                                                                                                                      SINCE
                                               INCEPTION       1 YEAR      3 YEARS      5 YEARS        10 YEARS     INCEPTION
                     FUND                         DATE           (%)         (%)           (%)           (%)           (%)
                     ----                      ---------      --------    --------      --------       --------     ---------
U.S. Core                                        9/18/85       -6.16%        2.45%       11.08%        14.48%         15.63%
Tobacco-Free Core                               10/31/91       -7.45%        1.84%       11.10%        14.65%         14.76%
Value                                           11/13/90       -3.64%        5.40%        9.50%        13.24%         14.91%
Intrinsic Value                                   8/2/99        2.16%         N/A          N/A           N/A           5.25%
Growth                                          12/30/88      -13.68%       -2.36%        9.30%        12.09%         14.80%
Small Cap Value                                 12/31/91       12.26%       14.94%       11.72%        14.34%         15.28%
Small Cap Growth                                12/31/96       -7.30%        1.21%        5.40%          N/A           4.85%
REIT                                             5/31/96       13.73%       12.36%        4.46%          N/A           8.50%
International Disciplined Equity                 1/29/02         N/A          N/A          N/A           N/A           2.00%
International Intrinsic Value                    3/31/87      -10.60%        1.26%        2.87%         6.86%          7.93%
International Growth                            11/30/01         N/A          N/A          N/A           N/A          -1.75%
Currency Hedged International Equity             6/30/95       -5.38%        8.56%        8.18%          N/A          11.08%
Foreign(1)                                       8/31/84       -9.33%        3.79%        5.43%         8.93%         14.98%
Foreign Small Companies(2)                        1/4/95        1.59%       12.71%        6.85%          N/A           8.96%
International Small Companies                   10/14/91       -9.04%        3.47%        2.37%         6.68%          6.04%
Emerging Markets                                 12/9/93        9.38%       16.41%       -1.06%         N/A            2.72%
Emerging Countries                               8/29/97        8.73%       19.42%         N/A           N/A           0.07%
Asia                                             2/18/98        2.74%        7.27%         N/A           N/A          -0.88%
Domestic Bond                                    8/18/94        6.62%        7.72%        7.77%          N/A           7.87%
Core Plus Bond                                   4/30/97        8.53%        8.32%         N/A           N/A           7.71%
International Bond                              12/22/93       -3.80%       -1.24%        0.97%          N/A           5.58%
Currency Hedged International Bond               9/30/94        4.21%        7.65%        8.06%          N/A          12.47%
Global Bond                                     12/28/95       -1.34%        1.02%        3.13%          N/A           4.24%
Emerging Country Debt                            4/19/94       17.64%       27.06%       10.96%          N/A          20.15%
Short-Term Income(3)                             4/18/90        3.73%        5.67%        5.48%         5.68%          5.95%

                                                                                                                      SINCE
                                               INCEPTION       1 YEAR      3 YEARS      5 YEARS        10 YEARS     INCEPTION
                     FUND                         DATE           (%)         (%)           (%)           (%)           (%)
                     ----                      ---------      --------    --------      --------       --------     ---------
Global Hedged Equity                             7/29/94       13.32%       14.01%        6.01%          N/A           5.51%
Inflation Indexed Bond                           3/31/97        5.66%        8.54%         N/A           N/A           6.83%
Emerging Country Debt Share                      7/20/98       18.47%       27.31%         N/A           N/A          10.13%
International Equity Allocation                 10/11/96       -4.26%        6.07%        3.05%          N/A           3.78%
World Equity Allocation(4)                       6/28/96        0.49%        8.67%        6.34%          N/A           7.06%
Global (U.S.+) Equity Allocation                11/26/96        1.12%        8.68%        8.74%          N/A           9.31%
Global Balanced Allocation(5)                    7/29/96        4.43%        9.08%        8.23%          N/A          10.19%
U.S. Sector(6)                                  12/31/92        9.80%       11.09%       12.88%          N/A          16.13%



(1) Performance information presented is that of the Fund's predecessor for all periods prior to June 28, 1996.



(2) Performance information presented is that of the Fund's predecessor for all periods prior to June 30, 2000.



(3) For the period from April 18, 1990 until June 30, 1991, the Fund operated as a money market fund.



(4) The Fund commenced operations on June 28, 1996 with two classes of shares -- Class I shares and Class II shares. Class I shares converted to Class III shares on January 9, 1998. Class II shares converted to Class III shares on October 16, 1996.



(5) The Fund commenced operations on July 29, 1996 with a single class of shares -- Class I shares. Class I and Class II shares converted to Class III shares on January 9, 1998.


(6) The Fund's performance during 2001 is positively affected by approximately 7.50% as a result of the Fund's receipt of proceeds from litigation settlements relating to securities held by the Fund during prior periods and accounted for by the Fund during 2001.



                  The table below sets forth the average annual total return (before and after taxes) for Class III Shares of the GMO Tax-Managed U.S. Equities Fund, GMO Tax-Managed Small Companies Fund, and GMO Tax-Managed International Equities Fund for the one, three, five and ten year periods ending February 28, 2002 and for the period from the commencement of the Funds' operations until February 28, 2002. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax return shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary.



                                                                                                                      SINCE
                                               INCEPTION       1 YEAR      3 YEARS      5 YEARS        10 YEARS     INCEPTION
                     FUND                         DATE           (%)         (%)           (%)           (%)           (%)
                     ----                      ---------      --------    --------      --------       --------     ---------
TAX-MANAGED U.S. EQUITIES                      7/23/98
  Return Before Taxes                                          -5.78%       2.92%          N/A            N/A          4.50%
  Return After Taxes on Distributions                          -6.24%       2.46%          N/A            N/A          4.02%
  Return After Taxes on Distributions
  and Sale of Fund Shares                                      -3.55%       2.13%          N/A            N/A          3.40%
TAX-MANAGED SMALL COMPANIES                     6/1/99
  Return Before Taxes                                          12.68%        N/A           N/A            N/A          7.17%
  Return After Taxes on Distributions                          12.03%        N/A           N/A            N/A          6.66%
  Return After Taxes on Distributions
  and Sale of Fund Shares                                       7.52%        N/A           N/A            N/A          5.48%
TAX-MANAGED INTERNATIONAL EQUITIES             7/29/98
  Return Before Taxes                                          -7.16%       1.94%          N/A            N/A          0.92%
  Return After Taxes on Distributions                          -8.11%       1.36%          N/A            N/A          0.39%
  Return After Taxes on Distributions
  and Sale of Fund Shares                                      -4.22%       1.38%          N/A            N/A          0.57%

         Each Fund may also from time to time advertise net return and gross return data for each month and calendar quarter since the Fund's inception. Monthly and quarterly return data is calculated by linking daily performance for a Fund (current net asset value divided by prior net asset value), and assumes reinvestment of all dividends and gains. Monthly and quarterly performance data does not reflect payment of any applicable purchase premiums or redemption fees. All quotations of monthly and quarterly returns would be accompanied by standardized total return information. Information relating to a Fund's return for a particular month or calendar quarter is provided to permit evaluation of the Fund's performance and volatility in different market conditions, and should not be considered in isolation.

         From time to time, in advertisements, in sales literature, or in reports to shareholders, a Fund may compare its respective performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the Fund may compare its total return to rankings prepared by Lipper Analytical Services, Inc. or Morningstar, Inc., widely recognized independent services that monitor mutual fund performance; the Standard & Poor's 500 Stock Index ("S&P 500"), the MSCI EAFE or the Russell 2500, indices of unmanaged groups of common stock; or the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange.

         Performance rankings and listings reported in national financial publications, such as Money Magazine, Barron's and Changing Times, may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources including No Load Fund X, CDA Investment Technologies, Inc., Weisenberger Investment Companies Service, and Donoghue's Mutual Fund Almanac.

         Quotations of a Fund's gross return do not reflect any reduction for any Fund fees or expenses unless otherwise noted; if the gross return data reflected the estimated fees and expenses of the Fund, the returns would be lower than those shown. Quotations of gross return for a Fund for a particular month or quarter will be calculated in accordance with the following formula:

Gross Return =
Net Return + (Total Annual Operating Expense Ratio) (# of days in relevant period/365)

                             MANAGEMENT OF THE TRUST


The following tables present information regarding each Trustee and officer of GMO Trust (the "Trust") as of June 30, 2002. Each Trustee's and officer's age as of June 30, 2002 is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Trustee and officer has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee and officer is c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110. The term of office for each Trustee is until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the Trust. Because the Funds do not hold annual meetings of shareholders, each Trustee will hold office for an indeterminate period. The term of office for each officer is until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.




                                                                                 NUMBER OF
       NAME, AGE AND                                                           PORTFOLIOS IN
      POSITION(S) HELD        LENGTH OF TIME      PRINCIPAL OCCUPATION(S)       FUND COMPLEX          OTHER
       WITH THE TRUST              SERVED           DURING PAST 5 YEARS           OVERSEEN      DIRECTORSHIPS HELD
      ----------------        --------------    ---------------------------    -------------    ------------------
NON INTERESTED TRUSTEES

Jay O. Light (60)             Since May 1996    Professor of Business               38          Security Capital Group,
Trustee                                         Administration and Senior                       Inc.
und as of June ___, 2002:                       Associate Dean, Harvard
                                                University.

Donald W. Glazer,             Since December    Business and legal                  38          None
Esq. (57)                     2000              consultant; entrepreneur;
Trustee                                         advisory counsel, Goodwin
                                                Procter LLP; Secretary
                                                and Consultant, Provant,
                                                Inc. (provider of
                                                performance improvement
                                                training services and
                                                products) (1998 - present).

INTERESTED TRUSTEE

R. Jeremy Grantham(1) (63)    Since September   Member, Grantham, Mayo,             38          [__]
President-Quantitative and    1985              Van Otterloo & Co. LLC.
Chairman of the Trustees



OFFICERS


                                   POSITION(S) HELD           LENGTH                 PRINCIPAL OCCUPATION(S)
        NAME AND AGE                WITH THE TRUST        OF TIME SERVED               DURING PAST 5 YEARS
        -------------           ----------------------    --------------         -------------------------------
Eyk Del Mol Van Otterloo        President-                Since 1987.            Member, Grantham, Mayo,
(65)                            International                                    Van Otterloo & Co. LLC.


Susan Randall Harbert           Chief Financial Officer   Chief Financial        Member, Grantham, Mayo,
(45)                            and Treasurer             Officer since          Van Otterloo & Co. LLC.
                                                          February 2000;
                                                          Treasurer since
                                                          February 1998.

Brent Arvidson (32)             Assistant Treasurer       Since September        Senior Fund Administrator,
                                                          1997                   Grantham, Mayo, Van Otterloo &
                                                                                 Co. LLC (September 1997 -
                                                                                 present); Senior Financial
                                                                                 Reporting Analyst, John Hancock
                                                                                 Funds (August 1996 - September
                                                                                 1997)

Scott Eston (46)                Vice President            Since September        Chief Financial Officer
                                                          1997                   (1997 - present) and Member,
                                                                                 Grantham,

----------------------

(1) Trustee is deemed to be an "interested person" of the Trust, as defined by the 1940 Act, because of his affiliation with the Trust's Manager.

                                                                                 Mayo, Van Otterloo & LLC;
                                                                                 Senior Partner, Coopers &
                                                                                 Lybrand (1987-1997).

William R. Royer,  Esq.         Vice President and        Vice President         General Counsel and Member,
(36)                            Clerk                     since February         Grantham, Mayo, Van Otterloo &
                                                          1997; Clerk since      LLC.
                                                          March 2001.

Elaine M. Hartnett, Esq.        Vice President and        Vice President         Associate General Counsel,
(57)                            Secretary                 since August 1999;     Grantham, Mayo, Van Otterloo &
                                                          Secretary since        Co. LLC (June 1999 - present);
                                                          March 2001.            Associate/Junior Partner, Hale
                                                                                 and Dorr LLP (1991 - 1999).


TRUSTEES' RESPONSIBILITIES. Subject to the provisions of the GMO Declaration of Trust, the business of the Trust, an open-end management investment company, shall be managed by the Trustees, and they shall have all powers necessary or convenient to carry out that responsibility including the power to engage in securities transactions of all kinds on behalf of the Trust. Without limiting the foregoing, the Trustees may: adopt By-Laws not inconsistent with the Declaration of Trust providing for the regulation and management of the affairs of the Trust and may amend and repeal them to the extent that such By-Laws do not reserve that right to the shareholders; fill vacancies in or remove from their number (including any vacancies created by an increase in the number of Trustees); remove from their number with or without cause; elect and remove such officers and appoint and terminate such agents as they consider appropriate; appoint from their own number and terminate one or more committees consisting of two or more Trustees which may exercise the powers and authority of the Trustees to the extent that the Trustees determine; employ one or more custodians of the assets of the Trust and authorize such custodians to employ subcustodians and to deposit all or any part of such assets in a system or systems for the central handling of securities or with a Federal Reserve Bank; retain a transfer agent or a shareholder servicing agent, or both; provide for the distribution of Shares by the Trust, through one or more principal underwriters or otherwise; set record dates for the determination of Shareholders with respect to various matters; and in general delegate such authority as they consider desirable to any officer of the Trust, to any committee of the Trustees and to any agent or employee of the Trust or to any such custodian or underwriter.


There are two standing committees of the Board of Trustees: the Independent Trustees/Audit Committee and the Pricing Committee. The Independent Trustees/Audit Committee assists the Board of Trustees in performing its functions under the 1940 Act and Massachusetts law. The responsibilities of the committee are as follows: perform the specific tasks assigned to the independent Trustees pursuant to the 1940 Act, including periodic consideration of the investment management contacts of the Trust; oversee the audit process for the Trust and consider any questions raised by the independent accountants; select and nominate candidates to serve as independent trustees of the Trust; review on a periodic basis the governance structures and procedures of the Trust; review proposed resolutions of conflict of interest that may arise in the business of the Trust and may have an impact on the shareholders of the Trust; and oversee matters requiring independent oversight of the Trust on behalf of the shareholders of the Trust. Shareholders may recommend trustee nominees to the Independent Trustees/Audit Committee to fill any vacancies that may occur in the Board by sending such recommendations to the Secretary of the Trust. Mr. Glazer and Mr. Light, the non-interested trustees, are members of the Independent Trustees/Audit Committee. During the fiscal year ending February 28, 2002, the committee held four meetings.




The Pricing Committee determines the fair value of the Trust's securities or other assets under certain circumstances, as described in the GMO Trust Pricing Policies adopted by the Board, as amended from time to time (the "Procedures"). To fulfill its responsibilities and duties the Pricing Committee periodically reviews the Procedures with the Manager and recommends changes (including the establishment of new pricing methodologies), if any, to the Board, and meets on an as-needed basis to determine the fair value of the Trust's securities or other assets, as described in the Procedures. Mr. Glazer and Mr. Light, the non-interested trustees, are members of the pricing committee; Mr. Grantham, the interested trustee, is an alternate member of the pricing committee. During the fiscal year ending February 28, 2002, the Pricing Committee held [15] committee meetings.




[Information regarding factors considered and conclusions reached in connection with the proposed continuation of each Fund's current investment management agreement will be provided following the Trustees' Board meeting in May 2002.]



Trustee Fund Ownership


The following table sets forth ranges of Trustees' beneficial share ownership in Funds of the Trust as of December 31, 2001.

                                                                    AGGREGATE DOLLAR RANGE OF FUND
                                                                          SHARES OWNED IN ALL
                                       DOLLAR RANGE OF FUND                 GMO TRUST FUNDS
            NAME/FUND                       SHARES OWNED                   OVERSEEN BY TRUSTEE
            ---------                  --------------------         ------------------------------
NON INTERESTED TRUSTEES                        None                                None
Jay O. Light
Donald W. Glazer
   Asia Fund                               over $100,000
   Emerging Country Debt Fund              over $100,000                      over $100,000
   Emerging Markets Fund                   over $100,000
   REIT Fund                               over $100,000
INTERESTED TRUSTEE
R. Jeremy Grantham                              [ ]                                [ ]



Non-Interested Trustee Ownership of Securities Issued by the Manager or Principal Underwriter
None.



Non-Interested Trustee Ownership of Related Companies
The following table sets forth information about securities owned by non-interested trustees and their family members as of December 31, 2001 in entities directly or indirectly controlling, controlled by, or under common control with the Manager or Funds Distributor, Inc., the Funds' principal underwriter.

                          NAME OF
        NAME OF         OWNER(S) AND
    NON-INTERESTED    RELATIONSHIP TO
        TRUSTEE           TRUSTEE            COMPANY          TITLE OF CLASS   VALUE OF SECURITIES      % OF CLASS
    --------------    ---------------   -----------------     --------------   -------------------      ----------
Jay O. Light                NA                None                  NA                  NA                  NA

Donald W. Glazer           Self         GMO Brazil               Limited            [$240,215]            1.95%
                                        Sustainable              interest
                                        Forest Fund, LP,        partnership
                                        a private investment
                                        company managed
                                        by Renewable
                                        Resources LLC, an
                                        affiliate of the
                                        Manager.*

                                        GMO Tax-Managed           Limited            $239,495              1.3%
                                        Absolute Return         partnership
                                        Fund, a private           interest
                                        investment
                                        company managed
                                        by the Manager.**




* The Manager may be deemed to "control" this fund by virtue of its ownership interest in and role as Managing Member of Renewable Resources LLC.



** The Manager may be deemed to "control" this fund by virtue of its serving as investment manager of the fund.



REMUNERATION. Each non-interested Trustee receives an annual retainer from the Trust for his services. No additional compensation is paid to any non-interested Trustee for travel time to meetings, attendance at director's educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences or service on special director task forces or subcommittees. Non-interested Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance.



During the fiscal year ending February 28, 2002, other than as set forth in the table below, no Trustee or officer of the Trust received any direct compensation from the Trust or any series thereof:



         NAME OF PERSON, POSITION              TOTAL COMPENSATION FROM THE TRUST
         ------------------------              ---------------------------------
    Jay O. Light, Trustee                                    $80,000
    Donald W. Glazer, Esq., Trustee                          $80,000




Messrs. Grantham, Van Otterloo, Royer and Eston, and Ms. Harbert do not receive any compensation from the Trust, but as members of the Manager will benefit from the management fees paid by each Fund of the Trust.



Except as set forth below, as of June __, 2002, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each class of shares of each Fund of the Trust.

                                                            AGGREGATE %
         FUND                   CLASS                   OWNERSHIP INTEREST
         ----                   -----                   ------------------










CODE OF ETHICS. Each of the Trust and the Manager has adopted a Code of Ethics pursuant to the requirement of the 1940 Act. Under the Code of Ethics, personnel are permitted to engage in personal securities transactions only in accordance with certain conditions relating to such persons' position, the identity of the security, the timing of the transaction and similar factors. Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions of the Code. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.

                     INVESTMENT ADVISORY AND OTHER SERVICES

Management Contracts

         As disclosed in the Prospectus under the heading "Management of the Trust," under separate Management Contracts (each a "Management Contract") between the Trust and the Manager, subject to such policies as the Trustees of the Trust may determine, the Manager will furnish continuously an investment program for each Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities. Subject to the control of the Trustees, the Manager also manages, supervises and conducts the other affairs and business of the Trust, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with the Manager. As indicated under "Portfolio Transactions - Brokerage and Research Services," the Trust's portfolio transactions may be placed with broker-dealers who furnish the Manager, at no cost, certain research, statistical and quotation services of value to the Manager in advising the Trust or its other clients.

         As is disclosed in the Prospectus, the Manager has contractually agreed to reimburse each Fund with respect to certain Fund expenses through at least June 30, 2002.

         Each Management Contract provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         Each Management Contract was approved by the Trustees of the Trust (including a majority of the Trustees who were not "interested persons" of the Manager) and by the relevant

Fund's sole initial shareholder in connection with the organization of the Trust and the establishment of the Funds. Each Management Contract will continue in effect for a period more than two years from the date of its execution only so long as its continuance is approved at least annually by (i) the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the relevant Fund. Each Management Contract automatically terminates on assignment, and is terminable on not more than 60 days' notice by the Trust to the Manager. In addition, each Management Contract may be terminated on not more than 60 days' written notice by the Manager to the Trust.

         For each Fund, the Management Fee is calculated based on a fixed percentage of the Fund's average daily net assets. In the last three fiscal years, the Funds have paid the following amounts as Management Fees to the Manager pursuant to the relevant Management Contract:

                                                  Gross           Reduction         Net
                                              ------------       ----------     -----------
U.S. CORE FUND

Year ended 2/28/02                            $                  $              $
Year ended 2/28/01                              10,479,887          725,580       9,754,307
Year ended 2/29/00                              11,161,595          738,607      10,422,988

TOBACCO-FREE CORE FUND

Year ended 2/28/02                            $                  $              $
Year ended 2/28/01                                 983,545          137,083         846,462
Year ended 2/29/00                                 855,754          135,558         720,196

VALUE FUND

Year ended 2/28/02                            $                  $              $
Year ended 2/28/01                               1,015,443          108,675         906,768
Year ended 2/29/00                                 996,644          102,057         894,587

INTRINSIC VALUE FUND

Year ended 2/28/02                            $                  $              $
Year ended 2/28/01                                 152,686           78,996          73,690
Commencement of Operations                          76,163           57,918          18,245
(8/2/99) - 2/29/00

                                                  Gross           Reduction         Net
                                              ------------       ----------     -----------
GROWTH FUND

Year ended 2/28/02                            $                  $              $
Year ended 2/28/01                                 543,233          110,683         432,550
Year ended 2/29/00                                 579,315          101,280         478,035

SMALL CAP VALUE FUND

Year ended 2/28/02                            $                  $              $
Year ended 2/28/01                               1,005,880          180,267         825,613
Year ended 2/29/00                               1,119,033          196,165         922,868

SMALL CAP GROWTH FUND

Year ended 2/28/02                            $                  $              $
Year ended 2/28/01                                 153,413           86,071          67,342
Year ended 2/29/00                                 430,598          142,477         288,121

REIT FUND

Year ended 2/28/02                            $                  $              $
Year ended 2/28/01                                 713,588           69,761         643,827
Year ended 2/29/00                                 705,890           73,067         632,823

TAX-MANAGED U.S. EQUITIES FUND

Year ended 2/28/02                            $                  $              $
Year ended 2/28/01                                  32,711           32,711               0
Year ended 2/29/00                                  36,665           36,665               0

TAX-MANAGED SMALL COMPANIES FUND

Year ended 2/28/02                            $                  $              $
Year ended 2/28/01                                 221,127           68,649         152,478
Commencement of Operations                         148,043           55,780          92,263
(6/1/99) through 2/29/00

                                                  Gross           Reduction         Net
                                              ------------       ----------     -----------
INTERNATIONAL DISCIPLINED EQUITY FUND

Commencement of Operations
(1/29/02) through 2/28/02                     $                  $             $


INTERNATIONAL INTRINSIC VALUE FUND

Year ended 2/28/02                            $                  $             $
Year ended 2/28/01                               9,826,264        1,517,826       8,308,438
Year ended 2/29/00                              13,366,668        2,144,089      11,222,579

INTERNATIONAL GROWTH FUND

Commencement of Operations                    $                  $             $
(11/30/01) through 2/28/02

CURRENCY HEDGED INTERNATIONAL EQUITY FUND

Year ended 2/28/02                            $                  $             $
Year ended 2/28/01                                 645,488          450,137         195,351
Year ended 2/29/00                                 886,758          536,312         350,446

FOREIGN FUND

Year ended 2/28/02                            $                  $             $
Year ended 2/28/01                               7,255,446        1,118,314       6,137,132
Year ended 2/29/00                               7,261,054        1,196,212       6,064,842

FOREIGN SMALL COMPANIES FUND

Year ended 2/28/02                            $                  $             $
Commencement of Operations                         197,911          121,801          76,110
(6/30/00) though 2/28/01

INTERNATIONAL SMALL COMPANIES FUND

Year ended 2/28/02                            $                  $             $
Year ended 2/28/01                               1,038,239          372,419         665,820
Year ended 2/29/00                               1,000,168          395,818         604,350

EMERGING MARKETS FUND

                                                  Gross           Reduction         Net
                                              ------------       ----------     -----------
Year ended 2/28/02                            $                  $              $
Year ended 2/28/01                               8,654,651          237,151       8,417,500
Year ended 2/29/00                               8,754,687          296,467       8,458,220

EMERGING COUNTRIES FUND

Year ended 2/28/02                            $                  $              $
Year ended 2/28/01                                 359,947           81,883         278,064
Year ended 2/29/00                                 336,947           86,122         250,825

ASIA FUND

Year ended 2/28/02                            $                  $              $
Year ended 2/28/01                                 877,149           79,077         798,072
Year ended 2/29/00                                  28,350           84,198         844,152

TAX-MANAGED INTERNATIONAL EQUITIES FUND

Year ended 2/28/02                            $                  $              $
Year ended 2/28/01                                 520,892          324,560         196,332
Year ended 2/29/00                                 411,732          261,860         149,872

DOMESTIC BOND FUND

Year ended 2/28/02                            $                  $              $
Year ended 2/28/01                                 160,788           72,412          88,376
Year ended 2/29/00                                 170,540           80,033          90,507

CORE PLUS BOND FUND

Year ended 2/28/02                            $                  $              $
Year ended 2/28/01                                 263,280          130,212         133,068
Year ended 2/29/00                                 309,352           22,918          86,434

INTERNATIONAL BOND FUND

Year ended 2/28/02                            $                  $              $
Year ended 2/28/01                                 376,243          148,491         227,752
Year ended 2/29/00                                 417,278           65,415          51,863

                                                  Gross           Reduction         Net
                                              ------------       ----------     -----------
CURRENCY HEDGED INTERNATIONAL BOND FUND

Year ended 2/28/02                            $                  $              $
Year ended 2/28/01                                 725,364          208,577         516,787
Year ended 2/29/00                                 781,487          238,584         542,903

GLOBAL BOND FUND

Year ended 2/28/02                            $                  $              $
Year ended 2/28/01                                 421,528          181,236         240,292
Year ended 2/29/00                                  65,979           44,660         221,319

EMERGING COUNTRY DEBT FUND

Year ended 2/28/02                            $                  $              $
Year ended 2/28/01                               3,469,039          303,930       3,165,109
Year ended 2/29/00                               2,943,719          252,112       2,691,607

SHORT-TERM INCOME FUND

Year ended 2/28/02                            $                  $              $
Year ended 2/28/01                                  20,370           20,370               0
Year ended 2/29/00                                  25,341           25,341               0

GLOBAL HEDGED EQUITY FUND

Year ended 2/28/02                            $                  $              $
Year ended 2/28/01                                 258,902          258,902               0
Year ended 2/29/00                                 253,727           53,727               0

INFLATION INDEXED BOND FUND

Year ended 2/28/02                            $                  $              $
Year ended 2/28/01                                  60,046           60,046               0
Year ended 2/29/00                                  41,797           41,797               0

EMERGING COUNTRY DEBT SHARE FUND

Year ended 2/28/02                            $                  $              $
Year ended 2/28/01                                       0                0               0
Year ended 2/29/00                                       0                0               0

                                                  Gross           Reduction         Net
                                              ------------       ----------     -----------
INTERNATIONAL EQUITY ALLOCATION FUND

Year ended 2/28/02                            $                  $              $
Year ended 2/28/01                                       0                0               0
Year ended 2/29/00                                       0                0               0

WORLD EQUITY ALLOCATION FUND

Year ended 2/28/02                            $                  $              $
Year ended 2/28/01                                       0                0               0
Year ended 2/29/00                                       0                0               0

GLOBAL (U.S.+) EQUITY ALLOCATION FUND

Year ended 2/28/02                            $                  $              $
Year ended 2/28/01                                       0                0               0
Year ended 2/29/00                                       0                0               0

GLOBAL BALANCED ALLOCATION FUND

Year ended 2/28/02                            $                  $              $
Year ended 2/28/01                                       0                0               0
Year ended 2/29/00                                       0                0               0

U.S. SECTOR FUND

Year ended 2/28/02                            $                  $              $
Year ended 2/28/01                                   2,537            2,537               0
Year ended 2/29/00                                  46,391           46,391               0


         Custodial Arrangements. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, Massachusetts 02116, and Brown Brothers Harriman & Co. ("BBH"), 40 Water Street, Boston, Massachusetts 02109, serve as the Trust's custodians on behalf of the Funds. As such, IBT or BBH holds in safekeeping certificated securities and cash belonging to a Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to a Fund. Upon instruction, IBT or BBH receives and delivers cash and securities of a Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. Each of IBT and BBH also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis.

         Shareholder Service Arrangements. As disclosed in the Prospectus, pursuant to the terms of a single Servicing Agreement with each Fund of the Trust, GMO provides direct client service, maintenance and reporting to shareholders of the Funds. The Servicing Agreement was approved by the Trustees of the Trust (including a majority of the Trustees who are not

"interested persons" of the Manager or the Trust). The Servicing Agreement will continue in effect for a period of more than one year from the date of its execution only so long as its continuance is approved at least annually by (i) the vote, cast in person at a meeting called for the purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Trust, and
(ii) the majority vote of the full Board of Trustees. The Servicing Agreement automatically terminates on assignment (except as specifically provided in the Servicing Agreement) and is terminable by either party upon not more than 60 days' written notice to the other party.

         The Trust entered into the Servicing Agreement with GMO on May 30, 1996. Pursuant to the terms of the Servicing Agreement, in the last three fiscal years each Fund paid GMO the following amounts (after reimbursement by GMO):

                                                 March 1, 1999              March 1, 2000             March 1, 2001
                                                    Through                    Through                   Through
                                               February 29, 2000          February 28, 2001         February 28, 2002
                                               -----------------          -----------------         -----------------
U.S. Core Fund                                    $4,407,831                 $4,200,494
Tobacco-Free Core Fund                               388,979                    447,066
Value Fund                                           324,993                    331,123
Intrinsic Value Fund                                  34,620                     69,403
Growth Fund                                          263,325                    246,924
Small Cap Value Fund                                 508,651                    457,218
Small Cap Growth Fund                                195,726                     69,733
REIT Fund                                            196,081                    198,219
Tax-Managed U.S. Equities Fund                        16,666                     14,869
Tax-Managed Small Companies Fund                      40,375                     60,307
International Disciplined Equity Fund                      -                          -
International Intrinsic Value Fund                 3,478,692                  2,624,277
International Growth Fund                                  -                          -
Currency Hedged International Equity Fund            198,588                    144,922
Foreign Fund                                       1,768,087                  1,770,412
Foreign Small Companies Fund                               -                     42,410
International Small Companies Fund                   250,044                    259,560
Emerging Markets Fund                              1,461,556                  1,392,256
Emerging Countries Fund                               77,765                     83,066
Asia Fund                                            171,917                    162,435
Tax-Managed International Equities Fund              114,370                    144,693
Domestic Bond Fund                                   255,809                    241,182
Core Plus Bond Fund                                  185,609                    154,138
International Bond Fund                              250,367                    220,399
Currency Hedged International Bond Fund              468,892                    435,210
Global Bond Fund                                     288,931                    325,230

                                                 March 1, 1999              March 1, 2000             March 1, 2001
                                                    Through                    Through                   Through
                                               February 29, 2000          February 28, 2001         February 28, 2002
                                               -----------------          -----------------         -----------------
Emerging Country Debt Fund                         1,061,617                  1,193,586
Short-Term Income Fund                                76,023                     61,111
Global Hedged Equity Fund                              8,662                     11,974
Inflation Indexed Bond Fund                           62,695                     90,070
Emerging Country Debt Share Fund                           0                          0
International Equity Allocation Fund                       0                          0
World Equity Allocation Fund                               0                          0
Global (U.S.+) Equity Allocation Fund                      0                          0
Global Balanced Allocation Fund                            0                          0
U.S. Sector Fund                                           0                          0


         Independent Accountants. The Trust's independent accountants are PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110. PricewaterhouseCoopers LLP conducts annual audits of the Trust's financial statements, assists in the preparation of each Fund's federal and state income tax returns, consults with the Trust as to matters of accounting and federal and state income taxation and provides assistance in connection with the preparation of various Securities and Exchange Commission filings.

         Distributor. Funds Distributor, Inc. ("FDI"), 60 State Street, Boston, Massachusetts 02109, serves as the Trust's distributor on behalf of the Funds. GMO pays all distribution-related expenses of the Funds (other than distribution fees paid pursuant to the Distribution and Service (12b-1) Plan for Class M Shares or administrative fees related thereto).


         Counsel. Ropes & Gray, One International Place, Boston, Massachusetts 02110, serves as counsel to the Trust.


                             PORTFOLIO TRANSACTIONS

         The purchase and sale of portfolio securities for each Fund and for the other investment advisory clients of the Manager are made by the Manager with a view to achieving their respective investment objectives. For example, a particular security may be bought or sold for certain clients of the Manager even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, therefore, one client may indirectly sell a particular security to another client. It also happens that two or more clients may simultaneously buy or sell the same security, in which event purchases or sales are effected on a pro rata, rotating or other equitable basis so as to avoid any one account being preferred over any other account.

         Transactions involving the issuance of Fund shares for securities or assets other than cash will be limited to a bona fide reorganization or statutory merger and to other acquisitions of portfolio securities that meet all of the following conditions: (a) such securities meet the investment objectives and policies of the Fund; (b) such securities are acquired for investment and not for resale; (c) such securities are liquid securities which are not restricted as to transfer either by law or liquidity of market; and (d) such securities have a value which is readily ascertainable as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange, NASDAQ or a recognized foreign exchange.

         Brokerage and Research Services. In placing orders for the portfolio transactions of each Fund, the Manager will seek the best price and execution available, except to the extent it may be permitted to pay higher brokerage commissions for brokerage and research services as described below. The determination of what may constitute best price and execution by a broker-dealer in effecting a securities transaction involves a number of considerations, including, without limitation, the overall net economic result to the Fund (involving price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Because of such factors, a broker-dealer effecting a transaction may be paid a commission higher than that charged by another broker-dealer. Most of the foregoing are subjective considerations.

         Over-the-counter transactions often involve dealers acting for their own account. It is the Manager's policy to place over-the-counter market orders for the U.S. Funds with primary market makers unless better prices or executions are available elsewhere.

         Although the Manager does not consider the receipt of research services as a factor in selecting brokers to effect portfolio transactions for a Fund, the Manager will receive such services from brokers who are expected to handle a substantial amount of the Funds' portfolio transactions. Research services may include a wide variety of analyses, reviews and reports on such matters as economic and political developments, industries, companies, securities and portfolio strategy. The Manager uses such research in servicing other clients as well as the Funds.

         As permitted by Section 28(e) of the Securities Exchange Act of 1934 and subject to such policies as the Trustees of the Trust may determine, the Manager may pay an unaffiliated broker or dealer that provides "brokerage and research services" (as defined in the Act) to the Manager an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction.

         During the three most recent fiscal years, the Trust paid, on behalf of the Funds, the following amounts in brokerage commissions:

                                                   March 1, 1999            March 1, 2000            March 1, 2001
                                                     Through                  Through                  Through
                                                February 29, 2000        February 28, 2001        February 28, 2002
                                                -----------------        -----------------        -----------------
U.S. Core Fund                                     $3,385,122               $3,138,091
Tobacco-Free Core Fund                                293,723                  314,138
Value Fund                                            728,107                  805,517

                                                   March 1, 1999            March 1, 2000            March 1, 2001
                                                     Through                  Through                  Through
                                                February 29, 2000        February 28, 2001        February 28, 2002
                                                -----------------        -----------------        -----------------
Intrinsic Value Fund                                   16,196                   50,965
Growth Fund                                            81,237                  180,021
Small Cap Value Fund                                  690,450                  880,659
Small Cap Growth Fund                                 409,182                  211,175
REIT Fund                                              95,220                  100,996
Tax-Managed U.S. Equities Fund                          5,617                   20,728
Tax-Managed Small Companies Fund                       96,276                  196,916
International Disciplined Equity Fund
International Intrinsic Value Fund                  3,416,885                1,874,882
International Growth Fund
Currency Hedged International Equity Fund             269,798                  105,183
Foreign Fund                                        2,242,126                2,055,646
Foreign Small Companies Fund                                -                   81,462
International Small Companies Fund                    195,830                  191,406
Emerging Markets Fund                               7,151,287                7,202,353
Emerging Countries Fund                               600,235                  347,360
Asia Fund                                           1,188,954                  934,345
Tax-Managed International Equities Fund               105,176                  142,619
Domestic Bond Fund                                     25,903                   33,506
Core Plus Bond Fund                                    33,858                   81,476
International Bond Fund                                31,558
Currency Hedged International Bond Fund                62,086
Global Bond Fund                                       33,865
Emerging Country Debt Fund                             53,772
Short-Term Income Fund                                      -
Global Hedged Equity Fund                              23,883                   29,875
Inflation Indexed Bond Fund
Emerging Country Debt Share Fund
International Equity Allocation Fund
World Equity Allocation Fund
Global (U.S.+) Equity Allocation Fund
Global Balanced Allocation Fund

                                                   March 1, 1999            March 1, 2000            March 1, 2001
                                                     Through                  Through                  Through
                                                February 29, 2000        February 28, 2001        February 28, 2002
                                                -----------------        -----------------        -----------------
U.S. Sector Fund


                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

         The Trust is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust ("Declaration of Trust") dated June 24, 1985. A copy of the Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts. The fiscal year for each Fund ends on February 28/29.


         Pursuant to the Declaration of Trust, the Trustees have currently authorized the issuance of an unlimited number of full and fractional shares of thirty-nine series: U.S. Core Fund; Tobacco-Free Core Fund; Value Fund; Intrinsic Value Fund; Growth Fund; Small Cap Value Fund; Small Cap Growth Fund; REIT Fund; Tax-Managed U.S. Equities Fund; Tax-Managed Small Companies Fund; International Disciplined Equity Fund; International Intrinsic Value Fund; International Growth Fund; Currency Hedged International Equity Fund; Foreign Fund; Foreign Small Companies Fund; International Small Companies Fund; Emerging Markets Fund; Emerging Countries Fund; Asia Fund; Tax-Managed International Equities Fund; Domestic Bond Fund; Core Plus Bond Fund; International Bond Fund; Currency Hedged International Bond Fund; Global Bond Fund; Emerging Country Debt Fund; Short-Term Income Fund; Global Hedged Equity Fund; Inflation Indexed Bond Fund; Emerging Country Debt Share Fund; International Equity Allocation Fund; World Equity Allocation Fund; Global (U.S.+) Equity Allocation Fund; Global Balanced Allocation Fund; U.S. Sector Fund; Pelican Fund; Alpha LIBOR Fund; and International Core Plus Allocation Fund. Interests in each portfolio (Fund) are represented by shares of the corresponding series. Each share of each series represents an equal proportionate interest, together with each other share, in the corresponding Fund. The shares of such series do not have any preemptive rights. Upon liquidation of a Fund, shareholders of the corresponding series are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial and transfer agency expenses, but there is no present intention to make such charges.


         The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series or classes of shares with such dividend preferences and other rights as the Trustees may designate. This power is intended to allow the Trustees to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently. The Trustees have currently authorized the establishment and designation of up to nine classes of shares for each series of the Trust (except for the Pelican Fund): Class I Shares, Class II Shares, Class III Shares, Class IV Shares, Class V Shares, Class VI Shares, Class VII Shares, Class VIII Shares and Class M Shares.

         The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios (i.e., a new fund). Shareholders' investments in such a portfolio would be evidenced by a separate series of shares.

         The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust. While the Declaration of Trust further provides that the Trustees may also terminate the Trust upon written notice to the shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.

         On June __, 2002 the following shareholders held greater than 25% of the outstanding shares of a series of the Trust:

FUND                                  SHAREHOLDERS
----                                  ------------







         As a result, such shareholders may be deemed to "control" their respective series as such term is defined in the 1940 Act.

                                  VOTING RIGHTS

         Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided herein) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders vote by individual Fund on all matters except (i) when required by the Investment Company Act of 1940, shares shall be voted in the aggregate and not by individual Fund, and (ii) when the Trustees have determined that the matter affects only the interests of one or more Funds, then only shareholders of such affected Funds shall be entitled to vote thereon. Shareholders of one Fund shall not be entitled to vote on matters exclusively affecting another Fund, such matters including, without limitation, the adoption of or change in the investment objectives, policies or restrictions of the other Fund and the approval of the investment advisory contracts of the other Fund. Shareholders of a particular class of shares do not have separate class voting rights except with respect to matters that affect only that class of shares and as otherwise required by law.

         There will normally be no meetings of shareholders for the purpose of electing Trustees except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

         No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate or modify new and existing series or sub-series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

                        SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of the relevant Fund for all loss and expense of any shareholder of that Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund of which he is or was a shareholder would be unable to meet its obligations.

         The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject to by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and the officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or the Trust shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

              BENEFICIAL OWNERS OF 5% OR MORE OF THE FUNDS' SHARES

         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class II Shares of the U.S. Core Fund as of June __, 2002:

             Name and Address                           % Ownership
             ----------------                           -----------









         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the U.S. Core Fund as of June __, 2002:

             Name and Address                           % Ownership
             ----------------                           -----------









         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Tobacco-Free Core Fund as of June __, 2002:

             Name and Address                           % Ownership
             ----------------                           -----------









         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Value Fund as of June __, 2002:

             Name and Address                           % Ownership
             ----------------                           -----------









         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Intrinsic Value Fund as of June __, 2002:

             Name and Address                           % Ownership
             ----------------                           -----------









         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Growth Fund as of June __, 2002:

             Name and Address                           % Ownership
             ----------------                           -----------









             Name and Address                           % Ownership
             ----------------                           -----------









         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Small Cap Value Fund as of June __, 2002:

             Name and Address                           % Ownership
             ----------------                           -----------









         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Small Cap Growth Fund as of June __, 2002:

             Name and Address                           % Ownership
             ----------------                           -----------









         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the REIT Fund as of June __, 2002:

             Name and Address                           % Ownership
             ----------------                           -----------









         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Tax-Managed U.S. Equities Fund as of June __, 2002:

             Name and Address                           % Ownership
             ----------------                           -----------









         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Tax-Managed Small Companies Fund as of June __, 2002:

             Name and Address                           % Ownership
             ----------------                           -----------









         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class II Shares of the International Intrinsic Value Fund as of June __, 2002:

             Name and Address                           % Ownership
             ----------------                           -----------









         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the International Intrinsic Value Fund as of June __, 2002:

             Name and Address                           % Ownership
             ----------------                           -----------









         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the International Intrinsic Value Fund as of June __, 2002:

             Name and Address                           % Ownership
             ----------------                           -----------









         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Currency Hedged International Equity Fund as of June __, 2002:

             Name and Address                           % Ownership
             ----------------                           -----------









         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the Currency Hedged International Equity Fund as of June __, 2002:

             Name and Address                           % Ownership
             ----------------                           -----------









         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class II Shares of the Foreign Fund as of June __, 2002:

             Name and Address                           % Ownership
             ----------------                           -----------









         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Foreign Fund as of June __, 2002:

             Name and Address                           % Ownership
             ----------------                           -----------









         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the Foreign Fund as of June __, 2002:

             Name and Address                           % Ownership
             ----------------                           -----------









         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Foreign Small Companies Fund as of June __, 2002:

             Name and Address                           % Ownership
             ----------------                           -----------









             Name and Address                           % Ownership
             ----------------                           -----------









         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the International Small Companies Fund as of June__, 2002:


             Name and Address                           % Ownership
             ----------------                           -----------










         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Emerging Markets Fund as of June __, 2002:

             Name and Address                           % Ownership
             ----------------                           -----------









         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the Emerging Markets Fund as of June __, 2002:

             Name and Address                           % Ownership
             ----------------                           -----------









         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Evolving Countries Fund as of June __, 2002:

             Name and Address                           % Ownership
             ----------------                           -----------









         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Asia Fund as of June __, 2002:

             Name and Address                           % Ownership
             ----------------                           -----------









         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Tax-Managed International Equities Fund as of June __, 2002:

             Name and Address                           % Ownership
             ----------------                           -----------









         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Domestic Bond Fund as of June __, 2002:

             Name and Address                           % Ownership
             ----------------                           -----------









         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Core Plus Bond Fund as of June __, 2002:

             Name and Address                           % Ownership
             ----------------                           -----------









         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the International Bond Fund as of June __, 2002::

             Name and Address                           % Ownership
             ----------------                           -----------







         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Currency Hedged International Bond Fund as of June __, 2002::

             Name and Address                           % Ownership
             ----------------                           -----------







         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Global Bond Fund as of June __, 2002:

             Name and Address                           % Ownership
             ----------------                           -----------







         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Emerging Country Debt Fund as of June __, 2002:

             Name and Address                           % Ownership
             ----------------                           -----------







         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of the Emerging Country Debt Fund as of June __, 2002:

             Name and Address                           % Ownership
             ----------------                           -----------







         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Short-Term Income Fund as of June __, 2002:

             Name and Address                           % Ownership
             ----------------                           -----------







         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Global Hedged Equity Fund as of June __, 2002:

             Name and Address                           % Ownership
             ----------------                           -----------







         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Inflation Indexed Bond Fund as of June __, 2002:

             Name and Address                           % Ownership
             ----------------                           -----------







         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Emerging Country Debt Share Fund as of June __, 2002:

             Name and Address                           % Ownership
             ----------------                           -----------







         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the International Equity Allocation Fund as of June __, 2002:

             Name and Address                           % Ownership
             ----------------                           -----------







             Name and Address                           % Ownership
             ----------------                           -----------









         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the World Equity Allocation Fund as of June __, 2002:

             Name and Address                           % Ownership
             ----------------                           -----------









         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Global (U.S.+) Equity Allocation Fund as of June __, 2002:

             Name and Address                           % Ownership
             ----------------                           -----------









         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the Global Balanced Allocation Fund as of June __, 2002::

             Name and Address                           % Ownership
             ----------------                           -----------









         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of the U.S. Sector Fund as of June __, 2002:

             Name and Address                           % Ownership
             ----------------                           -----------









                              FINANCIAL STATEMENTS


         The Trust's audited financial statements for the fiscal year ended February 28, 2002 included in the Trust's Annual Reports and filed with the Securities and Exchange Commission pursuant to Section 30(d) of the 1940 Act and the rules promulgated thereunder, are (with the exception of the financial statements relating to the Pelican Fund and the Alpha LIBOR Fund) hereby incorporated in this Statement of Additional Information by reference.

                                    GMO TRUST
                          SPECIMEN PRICE MAKE-UP SHEETS


         Following are computations of the total offering price per share for each class of shares of each Fund of the Trust (except for the Pelican Fund and the Alpha LIBOR Fund) offering shares of beneficial interest as of February 28, 2002, in each case based upon their respective net asset values and shares of beneficial interest outstanding at the close of business on February 28, 2002.

U.S. Core Fund-Class II
   Net Assets at Value (Equivalent to $______ per share based on ________ shares of             $
     beneficial interest outstanding)
   Offering Price                                                                               $
U.S. Core Fund-Class III
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of            $
     beneficial interest outstanding)
   Offering Price                                                                               $
U.S. Core Fund-Class IV
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of            $
     beneficial interest outstanding)
   Offering Price                                                                               $
Tobacco-Free Core Fund-Class III
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of            $
     beneficial interest outstanding)
  Offering Price                                                                                $
Value Fund-Class III
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of            $
     beneficial interest outstanding)
   Offering Price                                                                               $
Intrinsic Value Fund-Class III
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of            $
     beneficial interest outstanding)
   Offering Price                                                                               $
Growth Fund-Class III
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of            $
     beneficial interest outstanding)
   Offering Price                                                                               $
Small Cap Value Fund-Class III
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of            $
     beneficial interest outstanding)
   Offering Price ($_____ x 100/99.50)*                                                         $
Small Cap Growth Fund-Class III
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of            $
     beneficial interest outstanding)


-----------------
* Represents maximum offering price charged on certain cash purchases. See "How to Purchase Shares" in the Prospectus.

   Offering Price ($_____ x 100/99.50)*                                                         $
REIT Fund-Class III
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of            $
     beneficial interest outstanding)
   Offering Price                                                                               $
Tax-Managed U.S. Equities Fund-Class III
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of            $
     beneficial interest outstanding
   Offering Price                                                                               $
Tax-Managed Small Companies Fund-Class III
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of            $
     beneficial interest outstanding)
   Offering Price ($_____ x 100/99.50)                                                          $
International Disciplined Equity Fund-Class III
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of beneficial interest outstanding)
   Offering Price                                                                               $
International Intrinsic Value Fund-Class II
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of            $
     beneficial interest outstanding)
   Offering Price                                                                               $
International Intrinsic Value Fund-Class III
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of            $
     beneficial interest outstanding)
   Offering Price                                                                               $
International Intrinsic Value Fund-Class IV
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of            $
     beneficial interest outstanding)
   Offering Price                                                                               $
International Growth Fund - Class III
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of            $
     beneficial interest outstanding)
   Offering Price                                                                               $
Currency Hedged International Equity Fund-Class III
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of            $
     beneficial interest outstanding)
   Offering Price                                                                               $
Currency Hedged International Equity Fund-Class IV
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of            $
     beneficial interest outstanding)
   Offering Price                                                                               $
Foreign Fund-Class II
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of            $
     beneficial interest outstanding)


-----------------
* Represents maximum offering price charged on certain cash purchases. See "How to Purchase Shares" in the Prospectus.

   Offering Price                                                                               $
Foreign Fund-Class III
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of            $
     beneficial interest outstanding)
   Offering Price                                                                               $
Foreign Fund-Class IV
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of            $
     beneficial interest outstanding)
   Offering Price                                                                               $
Foreign Small Companies Fund-Class III
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of            $
     beneficial interest outstanding)
   Offering Price                                                                               $
International Small Companies Fund-Class III
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of            $
     beneficial interest outstanding)
   Offering Price ($_____ x 100/99.00)*                                                         $
Emerging Markets Fund-Class III
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of            $
     beneficial interest outstanding
   Offering Price ($_____ x 100/99.20)*                                                         $
Emerging Markets Fund-Class IV
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of            $
     beneficial interest outstanding)
   Offering Price ($_____ x 100/99.20)*                                                         $
Emerging Countries Fund-Class III
   Net Assets at Value (Equivalent to $_______ per share based on ________ of                   $
     beneficial interest outstanding)
   Offering Price*                                                                              $
Asia Fund-Class III
  Net Assets at Value (Equivalent to $_______ per share based on ________ shares of             $
     beneficial interest outstanding)
  Offering Price ($_____ x 100/99.20)*                                                          $
Tax-Managed International Equities Fund-Class III
  Net Assets at Value (Equivalent to $_______ per share based on ________ shares of             $
     beneficial interest outstanding)
  Offering Price                                                                                $
Domestic Bond Fund-Class III
  Net Assets at Value (Equivalent to $_______ per share based on ________ shares of             $
     beneficial interest outstanding)
  Offering Price                                                                                $
Core Plus Bond Fund-Class III
  Net Assets at Value (Equivalent to $_______ per share based on ________ shares of             $
     beneficial interest outstanding)


-----------------
* Represents maximum offering price charged on certain cash purchases. See "How to Purchase Shares" in the Prospectus.

  Offering Price                                                                                $
International Bond Fund-Class III
  Net Assets at Value (Equivalent to $_______ per share based on ________ shares of             $
     beneficial interest outstanding)
  Offering Price                                                                                $
Currency Hedged International Bond Fund-Class III
  Net Assets at Value (Equivalent to $_______ per share based on ________ shares of             $
     beneficial interest outstanding)
  Offering Price                                                                                $
Global Bond Fund-Class III
  Net Assets at Value (Equivalent to $_______ per share based on ________ shares of             $
     beneficial interest outstanding)
  Offering Price                                                                                $
Emerging Country Debt Fund-Class III
  Net Assets at Value (Equivalent to $_______ per share based on ________ shares of             $
     beneficial interest outstanding)
  Offering Price ($_____ x 100/99.50)*                                                          $
Emerging Country Debt Fund-Class IV
  Net Assets at Value (Equivalent to $_______ per share based on ________ shares of             $
     beneficial interest outstanding)
  Offering Price ($____ x 100/99.50)*                                                           $
Short-Term Income Fund-Class III
  Net Assets at Value (Equivalent to $_______ per share based on ________ shares of             $
     beneficial interest outstanding)
  Offering Price                                                                                $
Global Hedged Equity Fund-Class III
  Net Assets at Value (Equivalent to $_______ per share based on ________ shares of beneficial interest outstanding)
  Offering Price                                                                                $
Emerging Country Debt Share Fund-Class III
  Net Assets at Value (Equivalent to $_______ per share based on ________ shares of             $
     beneficial interest outstanding)
  Offering Price                                                                                $
International Equity Allocation Fund-Class III
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of            $
     beneficial interest outstanding)
   Offering Price                                                                               $
World Equity Allocation Fund-Class III
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of            $
     beneficial interest outstanding)
   Offering Price                                                                               $
Global (U.S.+) Equity Allocation Fund-Class III
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of            $
     beneficial interest outstanding)


-----------------
* Represents maximum offering price charged on certain cash purchases. See "How to Purchase Shares" in the Prospectus.

   Offering Price                                                                               $
Global Balanced Allocation Fund-Class III
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of beneficial interest outstanding)
   Offering Price                                                                               $
U.S. Sector Fund-Class III
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of            $
     beneficial interest outstanding)
   Offering Price                                                                               $

                   COMMERCIAL PAPER AND CORPORATE DEBT RATINGS

COMMERCIAL PAPER RATINGS

Commercial paper ratings of Standard & Poor's are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Commercial paper rated A-2 by Standard & Poor's indicates that capacity for timely payment on issues is strong. However, the relative degree of safety is not as high as for issues designated A-1. Commercial paper rated A-3 indicates capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of Prime-1 rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained. Issuers rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement of relatively high financial leverage. Adequate alternative liquidity is maintained.

CORPORATE DEBT RATINGS

Standard & Poor's. A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The following is a summary of the ratings used by Standard & Poor's for corporate debt:

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA - Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C - The rating C is reserved for income bonds on which no interest is being paid.

D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's. The following is a summary of the ratings used by Moody's for corporate debt:

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa - Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

         1. An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

         3. There is lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1 and B1.

GMO TRUST                                                             Prospectus

                                                                   June 30, 2002

CLASS M SHARES

GMO TRUST OFFERS A BROAD SELECTION
OF INVESTMENT ALTERNATIVES TO INVESTORS.

U.S. EQUITY FUNDS

- U.S. Core Fund
- Tobacco-Free Core Fund
- Value Fund
- Intrinsic Value Fund
- Growth Fund
- REIT Fund

FIXED INCOME FUNDS
- Domestic Bond Fund
- Core Plus Bond Fund
- International Bond Fund
- Currency Hedged International Bond Fund
- Global Bond Fund
- Short-Term Income Fund
- Global Hedged Equity Fund
- Inflation Indexed Bond Fund

- Emerging Country Debt Share Fund


INTERNATIONAL EQUITY FUNDS
- International Disciplined Equity Fund
- International Intrinsic Value Fund
- International Growth Fund
- Currency Hedged International Equity Fund
- Foreign Fund

- Emerging Countries Fund


ASSET ALLOCATION FUNDS
- International Equity Allocation Fund
- World Equity Allocation Fund
- Global (U.S.+) Equity Allocation Fund
- Global Balanced Allocation Fund
- U.S. Sector Fund

This prospectus offers only Class M shares. Information about other classes of shares and other funds offered by GMO Trust is contained in separate prospectuses.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
40 ROWES WHARF - BOSTON, MASSACHUSETTS 02110

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS


                                                                 PAGE
                                                              -----------
FUND OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES.........            1
  U.S. Equity Funds.........................................            2
     U.S. Core Fund.........................................            2
     Tobacco-Free Core Fund.................................            4
     Value Fund.............................................            6
     Intrinsic Value Fund...................................            8
     Growth Fund............................................           10
     REIT Fund..............................................           12
  International Equity Funds................................           14
     International Disciplined Equity Fund..................           14
     International Intrinsic Value Fund.....................           16
     International Growth Fund..............................           18
     Currency Hedged International Equity Fund..............           20
     Foreign Fund...........................................           22
     Emerging Countries Fund................................           24
  Fixed Income Funds........................................           26
     Domestic Bond Fund.....................................           26
     Core Plus Bond Fund....................................           28
     International Bond Fund................................           30
     Currency Hedged International Bond Fund................           32
     Global Bond Fund.......................................           34
     Short-Term Income Fund.................................           36
     Global Hedged Equity Fund..............................           38
     Inflation Indexed Bond Fund............................           40
     Emerging Country Debt Share Fund.......................           42
  Asset Allocation Funds....................................           44
     International Equity Allocation Fund...................           44
     World Equity Allocation Fund...........................           46
     Global (U.S.+) Equity Allocation Fund..................           48
     Global Balanced Allocation Fund........................           50
     U.S. Sector Fund.......................................           52
SUMMARY OF PRINCIPAL RISKS..................................           54
MANAGEMENT OF THE TRUST.....................................           59
DETERMINATION OF NET ASSET VALUE............................           60
HOW TO PURCHASE SHARES......................................           61
HOW TO REDEEM SHARES........................................           61
DISTRIBUTIONS AND TAXES.....................................           62
FINANCIAL HIGHLIGHTS........................................           63
INVESTMENTS IN GMO FUNDS OFFERED THROUGH SEPARATE
  PROSPECTUSES..............................................           76
ADDITIONAL INFORMATION......................................   back cover
SHAREHOLDER INQUIRIES.......................................   back cover
DISTRIBUTOR.................................................   back cover

                                  SUMMARIES OF
              FUND OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

     The following summaries describe each Fund's investment objective and principal investment strategies. Each Fund may make other investments and engage in other investment strategies that are not specifically described in the summaries. More information about each Fund's possible investments and strategies is set forth in the Statement of Additional Information. See the back cover of this Prospectus for information about how to receive the Statement of Additional Information. Unless described as fundamental in this Prospectus or in the Statement of Additional Information, each Fund's investment objective and policies may be changed by the Fund's Board of Trustees without shareholder approval. The investment objectives of the U.S. Core Fund, Value Fund, Growth Fund, Short-Term Income Fund and the International Intrinsic Value Fund are fundamental.

     In many of the Fund summaries that follow, it is noted that a particular Fund will "invest primarily in" a particular type of securities or other assets. Investors should understand that this Prospectus uses the word "invest" to mean not only direct investment in a particular asset but also indirect investment in or exposure to the asset through the use of derivatives and related instruments or through other Funds of the Trust.


     Investing in mutual funds involves risk. Each Fund is subject to certain risks based on the types of investments in the Fund's portfolio and the investment strategies the Fund employs. Investors should refer to the SUMMARY OF PRINCIPAL RISKS at page 54 of this Prospectus for a discussion of the principal risks of investing in the Funds. See the Statement of Additional Information for additional information about the risks of specific Fund investments and strategies.


     FUNDS DESCRIBED IN THIS PROSPECTUS MAY NOT BE AVAILABLE FOR PURCHASE IN ALL STATES. THIS PROSPECTUS IS NOT AN OFFERING IN ANY STATE WHERE AN OFFERING MAY NOT LAWFULLY BE MADE.

It is important for you to note:

     - You may lose money on an investment in a Fund.

     - An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     - By itself, no Fund constitutes a complete investment program.

                               U.S. EQUITY FUNDS
 GMO U.S. CORE FUND
Fund Inception Date: 9/18/85


INVESTMENT OBJECTIVE


High total return.



PRINCIPAL INVESTMENT STRATEGIES



     The Fund typically makes equity investments in at least 125 companies chosen from among the 600 U.S. exchange-listed companies with the largest market capitalization. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments tied economically to the U.S. The Manager uses fundamental investment principles and quantitative applications to compare and evaluate stocks on a monthly basis using three disciplines. These disciplines include: (1) price to intrinsic value (using the Manager's proprietary dividend discount model); (2) normalized earnings; and (3) momentum. Weighting of the disciplines is dynamic, and the Manager may adjust them as it believes the opportunity to add value increases or decreases. Positions are scaled to market capitalization, and stocks that are highly ranked by more than one discipline represent larger positions in the portfolio.



     The Fund's portfolio is constructed using a proprietary technique through which the Manager attempts to control risk by adjusting industry sector weights and exposure to market capitalization groups and style sectors, including growth, quality and cyclical exposure. Trades are executed using a proprietary trading model, and the resulting portfolio typically holds 200-250 stocks. The Fund features a moderate bear market bias, as it seeks to deliver more value-added relative to its benchmark in down markets than in up markets. The Fund seeks to outperform its benchmark by 2% per year over a complete market cycle, with low risk relative to its benchmark.



     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; and (iii) manage risk by implementing shifts in investment exposure.



BENCHMARK


     The Fund's benchmark is the S&P 500 Stock Index, a U.S. large capitalization stock index, independently maintained and published by Standard & Poor's Corporation.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 54.



     - Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.



     - Derivatives Risk - The use of derivatives involves risks different from, or greater than, investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underlying asset.



     - Leveraging Risk - Certain leveraging transactions may disproportionately increase the Fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.



     Other principal risks of an investment in the Fund include Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling underlying Fund investments), Foreign Investment Risk (e.g., risks attendant to markets that may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                              GMO U.S. CORE FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                     ANNUAL TOTAL RETURN/Class III Shares*


                            Years Ending December 31

[Graph]

                                                                           U.S. CORE FUND(%)
                                                                           -----------------
1992                                                                              5.94
1993                                                                             16.28
1994                                                                              2.36
1995                                                                             43.25
1996                                                                             17.61
1997                                                                             35.10
1998                                                                             24.69
1999                                                                             18.59
2000                                                                              0.30
2001                                                                             -7.68


                        Highest Quarter: 19.49% (4Q1998)


                        Lowest Quarter: -11.80% (3Q2001)


                      Year-to-Date (as of 3/31/02): 1.14%



                         AVERAGE ANNUAL TOTAL RETURNS*


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      9/18/85
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              -7.68%   13.09%     14.67%      15.96%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   -8.18%    7.98%     10.00%      11.80%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                     -4.68%    9.51%     10.60%      12.02%
----------------------------------------------------------------------------
 S&P 500                         -11.89%   10.70%     12.94%      14.90%
----------------------------------------------------------------------------



* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
  ----------------------------------------------------------------------------------------
  Management fee                                                                   0.33%
  Distribution (12b-1) fee                                                         0.25%
  Other expenses                                                                       %
  Administration fee(1)                                                            0.20%
  Total annual operating expenses                                                      %
  Expense reimbursement(2)                                                             %
  Net annual expenses                                                                  %



(1) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 2).


(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent that the Fund's total annual operating expenses (excluding the administration fee, distribution (12b-1) fees, expenses incurred indirectly by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.33% of the Fund's daily net assets.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class III



       * After reimbursement

 GMO TOBACCO-FREE CORE FUND
Fund Inception Date: 10/31/91


INVESTMENT OBJECTIVE


High total return.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund typically makes equity investments in at least 125 companies chosen from among the 600 U.S. exchange-listed companies with the largest market capitalization, excluding those companies that are tobacco-producing issuers. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments in tobacco-free issuers. The Manager defines tobacco-free issuers as those issuers that are not listed within the Tobacco Producing Issuer industry classification maintained by Ford Investor Services.



     The Manager uses fundamental investment principles and quantitative applications to compare and evaluate stocks on a monthly basis using three disciplines. These disciplines include: (1) price to intrinsic value (using the Manager's proprietary dividend discount model); (2) normalized earnings; and (3) momentum. Weighting of the disciplines is dynamic, and the Manager may adjust them as it believes the opportunity to add value increases or decreases. Positions are scaled to market capitalization, and stocks that are highly ranked by more than one discipline represent larger positions in the portfolio.



     The Fund's portfolio is constructed using a proprietary technique through which the Manager attempts to control risk by adjusting industry sector weights and exposure to market capitalization groups and style sectors, including growth, quality and cyclical exposure. Trades are executed using a proprietary trading model, and the resulting portfolio typically holds 200-250 stocks. The Fund features a moderate bear market bias, as it seeks to deliver more value-added relative to its benchmark in down markets than in up markets. The Fund seeks to outperform its benchmark by 2% per year over a complete market cycle, with low risk relative to its benchmark.



     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; and (iii) manage risk by implementing shifts in investment exposure.



BENCHMARK


     The Fund's benchmark is the S&P 500 Stock Index, a U.S. large capitalization stock index, independently maintained and published by Standard & Poor's Corporation.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 54.



     - Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.



     - Derivatives Risk - The use of derivatives involves risks different from, or greater than, investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underling asset.



     - Leveraging Risk - Certain leveraging transactions may disproportionately increase the Fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.



     Other principal risks of an investment in the Fund include Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), Foreign Investment Risk (e.g., risks attendant to markets that may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                      GMO TOBACCO-FREE CORE FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                     ANNUAL TOTAL RETURN/Class III Shares*


                            Years Ending December 31

[Graph]

                                                                       TOBACCO FREE CORE FUND %
                                                                       ------------------------
1992                                                                              5.69
1993                                                                             17.44
1994                                                                              2.40
1995                                                                             43.00
1996                                                                             18.30
1997                                                                             35.60
1998                                                                             25.20
1999                                                                             21.25
2000                                                                             -0.89
2001                                                                             -8.82


                        Highest Quarter: 19.47% (4Q1998)


                        Lowest Quarter: -12.41% (3Q2001)


                      Year-to-Date (as of 3/31/02): 0.69%



                         AVERAGE ANNUAL TOTAL RETURNS*


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                1 YEAR    5 YEARS   10 YEARS    INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                     10/31/91
----------------------------------------------------------------------------
 RETURN BEFORE TAXES             -8.82%   13.22%     14.87%       15.33%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                  -9.24%    9.15%     10.58%       11.07%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                    -5.38%    9.56%     10.65%       11.10%
----------------------------------------------------------------------------
 S&P 500                        -11.89%   10.70%     12.94%       13.46%
----------------------------------------------------------------------------



* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES
  (expenses paid from Fund assets as a percentage of average daily net assets)
  -----------------------------------------------------------------------------------
  Management fee                                                                 0.33%
  Distribution (12b-1) fee                                                       0.25%
  Other expenses                                                                     %
  Administration fee(1)                                                          0.20%
  Total annual operating expenses                                                    %
  Expense reimbursement(2)                                                           %
  Net annual expenses                                                                %



(1) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 2).


(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent that the Fund's total annual operating expenses (excluding the administration fee, distribution (12b-1) fees, expenses incurred indirectly by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.33% of the Fund's daily net assets.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class III



       * After reimbursement

 GMO VALUE FUND
Fund Inception Date: 11/13/90


INVESTMENT OBJECTIVE


Long-term capital growth.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund typically makes equity investments in companies chosen from the Russell 1000 Value Index, emphasizing large capitalization equity securities. The Manager evaluates stocks using fundamental investment principles and quantitative applications, including the Manager's proprietary dividend discount model, to identify the best values in the marketplace and to screen for what the Manager believes to be inexpensive stocks. Traditional fundamental analysis is then applied to the securities in each sector in order to explore and verify compelling opportunities. The Manager seeks stocks exhibiting one or more of the following characteristics: unappreciated earnings power or growth rate; situations where profitability can be improved; companies whose price may have suffered due to perception anomalies; and companies with undervalued assets (business or commodities) not given fair value in the stock market. The Manager's definition of value is more flexible than that of many value managers, allowing the Fund to be opportunistic in owning growth stocks whose price may have temporarily suffered, or whose shareholder base may be shifting.



     The Manager builds the portfolio stock by stock. The Manager attempts to control risk primarily through valuation, as all stocks are bought at a price that the Manager believes represents a discount to fair value. The Fund attempts to sell stocks when they become fully valued, and attempts to minimize price risk by cycling into what the Manager believes are more deeply undervalued opportunities.



     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may also invest in equity securities of foreign issuers. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; and (iii) manage risk by implementing shifts in investment exposure.



BENCHMARK


     The Fund's benchmark is the Russell 1000 Value Index, which is independently maintained and published by Frank Russell Company and composed of those companies in the Russell 1000 Index (an independently maintained and published index composed of the 1,000 largest U.S. companies based on total market capitalization) with lower price-to-book ratios and lower forecasted growth rates.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 54.



     - Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.



     - Market Risk - Value Securities - Value securities are purchased primarily because they are selling at a price lower than what the Manager believes to be their true value and not necessarily because the issuing companies are expected to experience significant earnings growth. These securities bear the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market does not recognize the value of the company, such that the price of its securities may decline or may not approach the value that the Manager anticipates. These risks are particularly pronounced for the Fund, which invests primarily in value securities.



     - Derivatives Risk - The use of derivatives involves risks different from, or greater than, investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underling asset.



     Other principal risks of an investment in the Fund include Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), Foreign Investment Risk (e.g., risks attendant to markets that may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market), Leveraging Risk (e.g., magnified risks from use of derivatives), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                          GMO VALUE FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                     ANNUAL TOTAL RETURN/Class III Shares*


                            Years Ending December 31

[Graph]

                                                                             VALUE FUND %
                                                                             ------------
1992                                                                              9.36
1993                                                                             18.67
1994                                                                              0.62
1995                                                                             38.18
1996                                                                             20.73
1997                                                                             30.42
1998                                                                             11.66
1999                                                                              2.70
2000                                                                             10.67
2001                                                                              2.85


                        Highest Quarter: 14.73% (2Q1997)


                        Lowest Quarter: -10.89% (3Q1998)


                      Year to Date (as of 3/31/02): -0.33%



                         AVERAGE ANNUAL TOTAL RETURNS*


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      11/13/90
----------------------------------------------------------------------------
 RETURN BEFORE TAXES               2.85%   11.22%     14.00%      15.42%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                    1.09%    5.80%      8.90%      10.56%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                           1.74%    7.40%      9.56%      11.01%
----------------------------------------------------------------------------
 RUSSELL 1000 VALUE               -5.59%   11.13%     14.13%      15.25%
----------------------------------------------------------------------------



* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES
  (expenses paid from Fund assets as a percentage of average daily net assets)
  -----------------------------------------------------------------------------------
  Management fee                                                                 0.46%
  Distribution (12b-1) fee                                                       0.25%
  Other expenses                                                                     %
  Administration fee(1)                                                          0.10%
  Total annual operating expenses                                                    %
  Expense reimbursement(2)                                                           %
  Net annual expenses                                                                %



(1) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 2).


(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent that the Fund's total annual operating expenses (excluding the administration fee, distribution (12b-1) fees, expenses incurred indirectly by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.46% of the Fund's daily net assets.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class III



       * After reimbursement

 GMO INTRINSIC VALUE FUND

Fund Inception Date: 8/2/99



INVESTMENT OBJECTIVE


Long-term capital growth.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund typically makes equity investments in companies chosen from the 1,000 U.S. exchange-listed companies with the largest equity capitalization. The Manager uses fundamental investment principles and quantitative applications to compare and evaluate stocks on a monthly basis using three disciplines: intrinsic value (using the Manager's proprietary dividend discount model), normalized earnings (a traditional value measure), and momentum. Weighting of the disciplines is dynamic, and the Manager may adjust them as it believes the opportunity to add value increases or decreases. Positions are scaled to market capitalization, and stocks that are highly ranked by more than one strategy represent larger positions in the portfolio.



     The Fund's portfolio is constructed using a proprietary technique through which the Manager attempts to control risk by adjusting industry sector weights and exposure to market capitalization groups and style sectors, including growth, quality and cyclical exposure. Trades are executed using a proprietary trading model, and the resulting portfolio typically holds 300-350 stocks. The Fund seeks to outperform its benchmark by 3% per year, over a complete market cycle, with low risk relative to its benchmark.



     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; and (iii) manage risk by implementing shifts in investment exposure.



BENCHMARK


     The Fund's benchmark is the Russell 1000 Value Index, which is independently maintained and published by Frank Russell Company and composed of those companies in the Russell 1000 Index (an independently maintained and published index composed of the 1,000 largest U.S. companies based on total market capitalization) with lower price-to-book ratios and lower forecasted growth rates.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 54.



     - Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.



     - Market Risk - Value Securities - Value securities are purchased primarily because they are selling at a price lower than what the Manager believes to be their true value and not necessarily because the issuing companies are expected to experience significant earnings growth. These securities bear the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market does not recognize the value of the company, such that the price of its securities may decline or may not approach the value that the Manager anticipates. These risks are particularly pronounced for the Fund, which invests primarily in value securities.



     - Derivatives Risk - The use of derivatives involves risks different from, or greater than, investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underling asset.



     Other principal risks of an investment in the Fund include Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), Foreign Investment Risk (e.g., risks attendant to markets that may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market), Leveraging Risk (e.g., magnified risks from use of derivatives), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                        GMO INTRINSIC VALUE FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                     ANNUAL TOTAL RETURN/Class III Shares*


                            Year Ending December 31

[Graph]

                                                                       INTRINSIC VALUE FUND (%)
                                                                       ------------------------
2000                                                                             10.67
2001                                                                              3.31


                        Highest Quarter: 9.84% (3Q2000)


                        Lowest Quarter: -10.32% (3Q2001)


                      Year to Date (as of 3/31/02): 4.03%



                         AVERAGE ANNUAL TOTAL RETURNS*


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                       8/2/99
----------------------------------------------------------------------------
 RETURN BEFORE TAXES               3.31%      N/A        N/A       5.41%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                    2.30%      N/A        N/A       4.47%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                           2.27%      N/A        N/A       3.92%
----------------------------------------------------------------------------
 RUSSELL 1000 VALUE               -5.59%      N/A        N/A      -0.45%
----------------------------------------------------------------------------



* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES
  (expenses paid from Fund assets as a percentage of average daily net assets)
  ----------------------------------------------------------------------------------------
  Management fee                                                                   0.33%
  Distribution (12b-1) fee                                                         0.25%
  Other expenses                                                                       %
  Administration fee(1)                                                            0.10%
  Total annual operating expenses                                                      %
  Expense reimbursement(2)                                                             %
  Net annual expenses                                                                  %



(1) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces were Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 2).


(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent that the Fund's total annual operating expenses (excluding the administration fee, distribution (12b-1) fees, expenses incurred indirectly by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.33% of the Fund's daily net assets.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class III



       * After reimbursement

 GMO GROWTH FUND
Fund Inception Date: 12/30/88


INVESTMENT OBJECTIVE


Long-term growth of capital.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund typically makes equity investments in at least 125 companies chosen from among the 1,000 U.S. exchange-listed companies with the largest market capitalization. The Manager uses fundamental investment principles and quantitative applications to compare and evaluate stocks on a monthly basis using three disciplines. These disciplines include: (1) price to intrinsic value (using the Manager's proprietary dividend discount model); (2) price momentum; and (3) estimate revision momentum. Positions are scaled to market capitalization, and stocks that are highly ranked by more than one discipline represent larger positions in the portfolio.



     The Fund's portfolio is constructed using a proprietary technique through which the Manager attempts to control risk by adjusting industry sector weights and exposure to market capitalization groups and style sectors, including quality and cyclical companies. Trades are executed using a proprietary trading model and the resulting portfolio typically holds 200 - 250 stocks. The Fund seeks to outperform its benchmark by 2% per year, over a complete market cycle, with low risk relative to its benchmark.



     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; and (iii) manage risk by implementing shifts in investment exposure.



BENCHMARK


     The Fund's benchmark is the Russell 1000 Growth Index, which is independently maintained and published by Frank Russell Company and composed of those companies in the Russell 1000 Index (an independently maintained and published index composed of the 1,000 largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth rates.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 54.



     - Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.



     - Market Risk - Growth Securities - Growth securities are purchased primarily because it is believed that they will experience relatively rapid earnings growth. These securities typically trade at higher multiples of current earnings than other types of stock. The market prices of growth securities are more sensitive to general market movements than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. These risks are particularly pronounced for the Fund, which invests primarily in value securities.



     - Derivatives Risk - The use of derivatives involves risks different from, or greater than, investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity and credit risk, and may not correlate in value to the relevant underling asset.



     - Leveraging Risk - Certain leveraging transactions may disproportionately increase the Fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.



     Other principal risks of an investment in the Fund include Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), Foreign Investment Risk (e.g., risks attendant to markets that may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                         GMO GROWTH FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                     ANNUAL TOTAL RETURN/Class III Shares*


                            Years Ending December 31

[GRAPH]

                                                                            GROWTH FUND (%)
                                                                            ---------------
1992                                                                              4.20
1993                                                                              4.60
1994                                                                              1.68
1995                                                                             39.85
1996                                                                             20.39
1997                                                                             29.35
1998                                                                             37.30
1999                                                                             39.04
2000                                                                            -12.21
2001                                                                            -20.60


                        Highest Quarter: 27.46% (4Q1998)


                        Lowest Quarter: -21.46% (1Q2001)


                      Year-to-Date (as of 3/31/02): -1.31%


                         AVERAGE ANNUAL TOTAL RETURNS*


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      12/30/88
----------------------------------------------------------------------------
 RETURN BEFORE TAXES             -20.60%    11.47%    12.38%      15.38%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                  -20.74%     4.22%     6.17%       8.37%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                    -12.55%     8.56%     8.51%      10.39%
----------------------------------------------------------------------------
 RUSSELL 1000 GROWTH             -20.42%     8.27%    10.79%      13.74%
----------------------------------------------------------------------------





* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES
  (expenses paid from Fund assets as a percentage of average daily net assets)
  ----------------------------------------------------------------------------------------
  Management fee                                                                   0.33%
  Distribution (12b-1) fee                                                         0.25%
  Other expenses                                                                       %
  Administration fee(1)                                                            0.10%
  Total annual operating expenses                                                      %
  Expense reimbursement(2)                                                             %
  Net annual expenses                                                                  %



(1) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces were Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 2).


(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent that the Fund's total annual operating expenses (excluding the administration fee, distribution (12b-1) fees, expenses incurred indirectly by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.33% of the Fund's daily net assets.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class III



       * After reimbursement

 GMO REIT FUND


Fund Inception Date: 5/31/96



INVESTMENT OBJECTIVE


High total return.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund typically makes equity investments in publicly-traded real estate stocks with market capitalization greater than $100 million. Under normal market conditions, the Fund will invest at least 80% of its net assets in real estate investment trusts ("REITs") and other real estate-related investments. REITs are managed vehicles that invest in real estate or real estate-related companies. The Fund invests typically in equity REITs and real estate-related operating companies, which own real estate directly; mortgage REITs, which make construction, development or long-term mortgage loans; and hybrid REITs, which share characteristics of equity REITs and mortgage REITs.



     The Manager uses both top-down (property market and sector level) analysis and judgment along with bottom-up (value and growth) valuation methodologies to identify and evaluate securities. The Manager's analytic methods include: (1) quality adjusted growth (to assess forecasted cash flow growth adjusted for both sector and company specific risk by examining current price relative to a present value); (2) fundamental value (to identify stocks which score well using traditional value measures such as dividend yield and price to cash earnings ratio); and (3) asset valuation (to identify companies whose assets are reasonably priced based on property market fundamentals). Prior to final stock selection, the Manager also considers quality and sustainability of cash flow, capital structure risks, and quality of management. Investment decisions assume holding periods of 12 to 36 months, although interim trading is used to seek enhanced performance. The Manager determines sector allocations after analyzing securities valuations by sector and assessing property market trends such as supply/demand, rental rate and market return expectations. Within this sector allocation framework, the Manager selects stocks according to the methodology described above and weighted on attractiveness while trying to minimize benchmark risk. The Fund seeks to outperform its benchmark by 1.5% per year, net of fees, with moderate risk relative to its benchmark.



     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; and (iii) manage risk by implementing shifts in investment exposure.



BENCHMARK


     The Fund's benchmark is the Morgan Stanley REIT Index, an independently maintained and published equity real estate index.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 54.



     - Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.



     - Market Risk - Fixed Income Securities - The value of the Fund's investments in fixed income securities will typically change as interest rates fluctuate. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities and so may be more significant for the Fund, which may invest a substantial portion of its assets in lower-rated securities or comparable unrated securities.



     - Derivatives Risk - The use of derivatives involves risks different from, or greater than, investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underling asset.



     - Concentration Risk - There is an increased risk involved in concentrating investments in a small number of industries or countries. For instance, funds that invest significant portions of their assets in concentrated geographic areas are more susceptible to investment factors, such as political or economic instability, affecting the region.



     - Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.



     Other principal risks of an investment in the Fund include Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), Leveraging Risk (e.g., magnified risks from use of derivatives), Foreign Investment Risk (e.g., risks attendant to markets that may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                                   GMO REIT FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                     ANNUAL TOTAL RETURN/Class III Shares*


                            Years Ending December 31

[Graph]

                                                                             REIT FUND (%)
                                                                             -------------
1997                                                                             19.35
1998                                                                            -24.36
1999                                                                             -4.66
2000                                                                             28.83
2001                                                                              9.71


                        Highest Quarter: 12.08% (2Q2000)


                        Lowest Quarter: -16.27% (3Q1998)


                      Year-to-Date (as of 3/31/02): 9.09%


                         AVERAGE ANNUAL TOTAL RETURNS*


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      5/31/96
----------------------------------------------------------------------------
 RETURN BEFORE TAXES               9.71%    4.00%        N/A       8.27%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                    7.67%    1.45%        N/A       5.76%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                      5.90%    1.97%        N/A       5.53%
----------------------------------------------------------------------------
 MSCI REIT INDEX                  12.83%    6.12%        N/A      10.56%
----------------------------------------------------------------------------
 S&P 500(#)                      -11.89%   10.70%        N/A      11.80%
----------------------------------------------------------------------------



(#) The S&P 500 Stock Index is a U.S. large capitalization stock index, independently maintained and published by Standard & Poor's Corporation.




* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES
  (expenses paid from Fund assets as a percentage of average daily net assets)
  ----------------------------------------------------------------------------------------
  Management fee                                                                   0.54%
  Distribution (12b-1) fee                                                         0.25%
  Other expenses                                                                       %
  Administration fee(1)                                                            0.10%
  Total annual operating expenses                                                      %
  Expense reimbursement(2)                                                             %
  Net annual expenses                                                                  %



(1) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 2).


(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent that the Fund's total annual operating expenses (excluding the administration fee, distribution (12b-1) fees, expenses incurred indirectly by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.54% of the Fund's daily net assets.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class III



       * After reimbursement

                           INTERNATIONAL EQUITY FUNDS



     The International Equity Funds include Funds that invest in developed foreign markets only and Funds that invest to varying degrees in emerging foreign markets. Emerging Markets Fund, Emerging Countries Fund and Asia Fund (together, the "Emerging Markets Funds") invest primarily in securities of emerging countries including Asia, Latin America, Southern and Eastern Europe, the Middle East and Africa. Emerging Countries Fund seeks to invest primarily in certain emerging market securities (evolving country securities) that in the Manager's view are more liquid than securities of emerging markets generally.


 GMO INTERNATIONAL DISCIPLINED
    EQUITY FUND
Fund Inception Date: 1/29/02




INVESTMENT OBJECTIVE


High total return.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund invests in a diversified portfolio of equities from the world's developed markets outside of the United States. Under normal market conditions, the Fund will invest at least 80% of its net assets in equity investments. The Manager uses quantitative models to forecast the future returns and risks of individual stocks, sectors, countries, and currencies. The models take as input historical, current, and future estimates of financial data and relate this data to future return patterns. The Manager attempts to balance the Fund between different styles of strategy to limit risk relative to the benchmark. For stock selection, the Manager considers such as valuation, firm quality, and momentum. Valuation factors include price-to-earnings, price-to-book, price-to-cash flow, dividend yield and price-to-sales. Quality factors include debt-to-equity, return-on-equity, return-on-sales, and the historical stability of those factors. Momentum factors include price performance, earnings revisions, and growth in earnings, sales, and dividends. For country modeling, factors considered by the Manager include stock market valuation, positive GDP trends, positive market sentiment, and industrial competitiveness as defined by currency valuation. For sector forecasting, the Manager aggregates stock factors at a sector level and particularly emphasizes comparison with historical sector norms. For currency forecasting, the Manager considers factors such as export and producer price parity, balance of payments, interest rate differential, and relative strength. The Manager incorporates these factors in proprietary models, including a stock dividend discount model that combines all three of growth, quality, and valuation style factors. Other models include a quality adjusted value approach that combines valuation factors with quality factors and a momentum approach based on strong price performance and positive earnings estimate revision.



     The Fund's portfolio is constructed using a quantitative optimization process that weighs the trade-off between a stock's predicted performance against criteria of risk control, trading costs, and liquidity. The Fund will tend to maintain a slight value bias. Exposure to market capitalization bands will also be closely controlled. The Fund is typically exposed to approximately 400 securities and seeks to outperform its benchmark by 2% per year while maintaining a low level of risk relative to the benchmark.



     In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.



BENCHMARK


     The Fund's benchmark is the MSCI Europe, Australia and Far East ("EAFE") Index, a large capitalization international stock index, which is independently maintained and published by Morgan Stanley Capital International.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 54.



     - Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.



     - Derivatives Risk - The Fund's use of derivatives involves risks different from, or greater than, risks associated with direct investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underling asset.



     - Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.



     - Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.



     Other principal risks of an investment in the Fund include Leveraging Risk (e.g., magnified risks from use of derivatives), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                   GMO INTERNATIONAL DISCIPLINED
                                                                     EQUITY FUND



PERFORMANCE


     As of the date of this Prospectus, the Fund had not yet completed a full calendar year of operations.



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES
  (expenses paid from Fund assets as a percentage of average daily net assets)
  ----------------------------------------------------------------------------------------
  Management fee                                                                   0.40%
  Distribution (12b-1) fee                                                         0.25%
  Other expenses(1)                                                                    %
  Administration fee(2)                                                            0.10%
  Total annual operating expenses                                                      %
  Expense reimbursement(1,3)                                                           %
  Net annual expenses(1)                                                               %



(1) Based on estimated amounts for the Fund's first full fiscal year.


(2) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 3).


(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent that the Fund's total annual operating expenses (excluding the administration fee, distribution (12b-1) fees, expenses incurred indirectly by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.40% of the Fund's daily net assets.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class III



       * After reimbursement

 GMO INTERNATIONAL INTRINSIC VALUE FUND
Fund Inception Date: 3/31/87


INVESTMENT OBJECTIVE


High total return.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund typically makes equity investments in companies chosen from the MSCI EAFE universe plus Canada (approximately 2,500 stocks). The Manager uses disciplined value techniques to assess countries, sectors (big vs. small, cyclical vs. defensive), currencies, and stocks. Risk and return forecasts are made for sectors, currencies and stocks using historical, current and future estimates of financial data that relate the current economic scenario to future return patterns. The following represent some of the major factors that the Manager monitors and evaluates in creating forecasted returns: country valuation- price-to-earnings, dividend yield, positive GDP trends, positive market sentiment, industrial competitiveness as defined by nominal and real interest rates; sector valuation-proprietary dividend discount model, price-to-earnings, economic sensitivity, profitability and size; stock valuation-price-to-book, stability of return-on-equity, momentum of earnings revisions, stock price momentum and neglect with recent momentum; and currency valuation-export and producer price parity, balance of payments, interest rate differential and relative strength. The Manager believes these factors/characteristics maintain persistent, causal relationships and therefore allow the Manager to better forecast returns for stocks within different countries.



     The Fund's portfolio is constructed using an optimization process that weighs the trade-off between a stock's return forecast and its contribution to the risk of the portfolio in comparison to the benchmark. Buy and sell candidates are analyzed for volume constraints (liquidity) and transaction costs, and trading impact is considered. The Fund is typically exposed to approximately 500 securities and seeks to outperform its benchmark by 2%-3% per year, while controlling risk relative to the benchmark.



     In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.



BENCHMARK


     The Fund's benchmark is the Salomon Smith Barney Primary Market Index ("PMI") EPAC Value Index, an independently maintained and published index composed of stocks in the Euro Pacific region of the Primary Market Index that have a value style. The PMI consists of stocks that fall in the top 80% of each country's cumulative available capital. The style is determined by the equal weighted relative magnitude of three growth and four value variables: 5-year historical EPS growth rate, 5-year historical sales per share growth, 5-year average annual internal growth rate, book value per share, price to sales, price to cash flow, and dividend yield.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 54.



     - Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.



     - Market Risk - Value Securities - Value securities are purchased primarily because they are selling at a price lower than which the Manager believes to be their true value and not necessarily because the issuing companies are expected to experience significant earnings growth. These securities bear the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market does not recognize the value of the company, such that the price of its securities may decline or may not approach the value that the Manager anticipates. These risks are particularly pronounced for the Fund, which invests primarily in value securities.



     - Derivatives Risk - The Fund's use of derivatives involves risks different from, or greater than, risks associated with direct investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underling asset.



     - Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.



     - Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.



     Other principal risks of an investment in the Fund include Leveraging Risk (e.g., magnified risks from use of derivatives), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling underlying Fund investments), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                          GMO INTERNATIONAL INTRINSIC VALUE FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of two broad-based indexes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative indexes do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                     ANNUAL TOTAL RETURN/Class III Shares*


                            Years Ending December 31

[GRAPH]

                                                                 INTERNATIONAL INTRINSIC VALUE FUND(%)
                                                                 -------------------------------------
1992                                                                             -1.14
1993                                                                             39.96
1994                                                                              4.15
1995                                                                             10.32
1996                                                                              9.55
1997                                                                              0.92
1998                                                                             13.60
1999                                                                             14.62
2000                                                                             -1.40
2001                                                                            -12.11


                        Highest Quarter: 16.70% (1Q1998)


                        Lowest Quarter: -15.14% (3Q1998)


                      Year-to-Date (as of 3/31/02): 5.37%



                         AVERAGE ANNUAL TOTAL RETURNS*


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      3/31/87
----------------------------------------------------------------------------
 RETURN BEFORE TAXES             -12.11%    2.63%      7.09%       8.02%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                  -13.46%   -0.09%      4.80%       5.93%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                     -7.37%    1.28%      5.06%       5.97%
----------------------------------------------------------------------------
 SSB PMI EPAC VALUE              -18.14%    2.52%      6.32%         N/A
----------------------------------------------------------------------------
 MSCI EAFE(#)                    -21.44%    0.89%      4.46%       4.46%
----------------------------------------------------------------------------



(#) The MSCI Europe, Australia and Far East ("EAFE") Index is a well-known large capitalization international stock index, which is independently maintained and published by Morgan Stanley Capital International.



* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES
  (expenses paid from Fund assets as a percentage of average daily net assets)
  ----------------------------------------------------------------------------------------
  Management fee                                                                   0.54%
  Distribution (12b-1) fee                                                         0.25%
  Other expenses                                                                       %
  Administration fee(1)                                                            0.10%
  Total annual operating expenses                                                      %
  Expense reimbursement(2)                                                             %
  Net annual expenses                                                                  %



(1) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 2).


(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent that the Fund's total annual operating expenses (excluding the administration fee, distribution (12b-1) fees, expenses incurred indirectly by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.54% of the Fund's daily net assets.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class III



       * After reimbursement

 GMO INTERNATIONAL GROWTH FUND
Fund Inception Date: 11/30/01


INVESTMENT OBJECTIVE


High total return.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund typically makes equity investments in companies chosen from the MSCI EAFE universe plus Canada (approximately 2,500 stocks). The Manager attempts to add value by capitalizing on inefficiencies it perceives in the pricing of growth stocks, including that 1) the pricing of true franchise growth companies does not reflect their ability to maintain superior growth farther into the future and 2) investors react slowly to improving fundamentals, and hence there is medium term continuation of superior price and earnings performance. The Manager uses fundamental investment principles and quantitative application to select stocks using two disciplines. The first discipline is price and earnings momentum. The Manager believes momentum measures are key leading indicators of growth since historical analysis shows that stocks with recent strong price performance and upgrades to analyst estimates have superior growth prospects that are not fully captured in the current price. The second discipline uses the Manager's proprietary dividend discount model to assess an issuer's franchise quality based on current and historical accounting data. Historical analysis shows that high franchise quality firms are able to sustain high growth farther into the future and are hence worth a significant valuation premium. While this discipline is a valuation based approach, the Manager believes that typically many of the best values lie within the growth half of the universe. To focus this discipline as a growth at a reasonable price strategy, the Manager will select securities from within a universe prescreened for growth via membership in the Fund's benchmark. The Fund intends to maintain diversification across countries. Bottom up security selection will tilt the portfolio towards those countries where growth prospects are highest or are most undervalued. In addition the Manager will consider top down factors that will influence the growth potential of a particular country, such as currency valuation.



     The Fund's portfolio is constructed using a quantitative optimization process which trades off predicted performance against criteria of risk control, trading costs, and liquidity. The Fund is typically exposed to approximately 200 securities and seeks to outperform its benchmark by 3% per year.



     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use exchange-traded and over-the-counter derivatives and related instruments to (i) hedge equity exposure; (ii) replace direct investing; (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.



BENCHMARK


     The Fund's benchmark is the Salomon Smith Barney Primary Market Index ("PMI") EPAC Growth Index, an independently maintained and published index composed of stocks in the Euro Pacific region of the Primary Market Index that have a growth style. The PMI consists of stocks that fall in the top 80% of each country's cumulative available capital. The style is determined by the equal weighted relative magnitude of three growth and four value variables: 5-year historical EPS growth rate, 5-year historical sales per share growth, 5-year average annual internal growth rate, book value per share, price to sales, price to cash flow, and dividend yield.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 54.



     - Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.



     - Market Risk - Growth Securities - Growth securities are purchased primarily because the Manager believes that they will experience relatively rapid earnings growth. Growth securities are often more sensitive to market fluctuations, since their market prices tend to place greater emphasis on future earnings expectations. These risks are particularly pronounced for the Fund, which invests primarily in growth securities.



     - Derivatives Risk - The Fund's use of derivatives involves risks different from, or greater than, risks associated with direct investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underling asset.



     - Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.



     - Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.



     Other principal risks of an investment in the Fund include Leveraging Risk (e.g., magnified risks from use of derivatives), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling underlying Fund investments), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                   GMO INTERNATIONAL GROWTH FUND



PERFORMANCE


     As of the date of this Prospectus, the Fund had not yet completed a full calendar year of operations.



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES
  (expenses paid from Fund assets as a percentage of average daily net assets)
  ----------------------------------------------------------------------------------------
  Management fee                                                                   0.54%
  Distribution (12b-1) fee                                                         0.25%
  Other expenses(1)                                                                    %
  Administration fee(2)                                                            0.10%
  Total annual operating expenses                                                      %
  Expense reimbursement(1,3)                                                           %
  Net annual expenses(1)                                                               %



(1) Based on estimated amounts for the Fund's first full fiscal year.


(2) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 3).


(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent that the Fund's total annual operating expenses (excluding the administration fee, distribution (12b-1) fees, expenses incurred indirectly by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.54% of the Fund's daily net assets.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class III



       * After reimbursement

 GMO CURRENCY HEDGED
    INTERNATIONAL EQUITY FUND
Fund Inception Date: 6/30/95


INVESTMENT OBJECTIVE


High total return.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund invests to varying extents in other GMO Funds ("underlying funds"), including International Disciplined Equity Fund, International Intrinsic Value Fund and International Growth Fund, and other GMO Funds, including Funds offered in this Prospectus and through separate prospectuses. For more information regarding GMO Funds offered through separate prospectuses, see "Investments in GMO Funds Offered Through Separate Prospectuses" on page 76. Under normal market conditions, the Fund will invest at least 80% of its net assets in equity investments. The Fund's assets are allocated among the underlying funds based on the Manager's analysis of the relative attractiveness of value versus growth investing styles, measured primarily by the discount at which value stocks trade relative to growth stocks generally, as well as on the Manager's predicted returns of the two styles in the markets. In a value/growth neutral position, the Manager will allocate among the underlying funds based on the Manager's evaluation of (i) the underlying funds' investments in individual stocks; (ii) the underlying funds' weighting of investments in particular countries or regions; and (iii) the expected costs of investment alternatives. The Manager uses fundamental investment principles and quantitative applications to create forecasted returns for currencies, examining factors such as relative valuations, export and producer price parity, balance of payments and interest rates. The Fund will look through to the underlying funds' holdings to measure base currency exposure and then attempt to apply a currency overlay to hedge at least 70% of the foreign currency exposure in the underlying funds' investments back to the U.S. dollar. In addition, the Fund may take active positions relative to a fully hedged benchmark.



     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money instruments. In pursuing its investment strategy, the fund intends to (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts.



BENCHMARK


     The fund's current benchmark is the MSCI Europe, Australia, Far East ("EAFE") Index (Hedged), a large capitalization international stock index that is currency-hedged into U.S. dollars, which is independently maintained and published by Morgan Stanley Capital International.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 54.



     - Risks of a Fund of Funds - Because the Fund invests in other funds, the most significant risk of an investment in the Fund is the risk that one or more underlying funds will not perform as expected or will underperform other similar funds. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying funds.



     - Market Risk - Equity Securities - Investments by underlying funds in equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The possibility that stock market prices in general will decline over short or extended periods subjects underlying funds to unpredictable declines in the value of their shares, as well as periods of poor performance.



     - Foreign Investment Risk - Investments by underlying funds in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.



     - Derivatives Risk - The Fund's and underlying funds' use of derivatives involves risks different from, or greater than, risks associated with direct investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underling asset.



     Other principal risks of an investment in the Fund include Leveraging Risk (e.g., magnified risks from use of derivatives), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling underlying Fund investments), Currency Risk (e.g., risk that fluctuations in value of non-dollar denominated Fund investments negatively affect the value of such holdings), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                               GMO CURRENCY HEDGED


                                                       INTERNATIONAL EQUITY FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of two broad-based indexes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative indexes do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                     ANNUAL TOTAL RETURN/Class III Shares*


                            Years Ending December 31

[Graph]

                                                              CURRENCY HEDGED INTERNATIONAL EQUITY FUND (%)
                                                              ---------------------------------------------
1996                                                                              15.28
1997                                                                               12.9
1998                                                                               7.29
1999                                                                              20.91
2000                                                                               9.89
2001                                                                              -5.27


                        Highest Quarter: 17.38% (1Q1998)


                        Lowest Quarter: -19.29% (3Q1998)


                      Year-to-Date (as of 3/31/02): 5.68%



                         AVERAGE ANNUAL TOTAL RETURNS*


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      6/30/95
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              -5.27%     8.8%        N/A      11.14%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                  -12.13%    1.72%        N/A       5.10%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                     -3.27%    3.83%        N/A       6.29%
----------------------------------------------------------------------------
 MSCI EAFE (HEDGED)              -15.88%    7.58%        N/A      10.97%
----------------------------------------------------------------------------
 MSCI EAFE(#)                    -21.44%    0.89%        N/A       2.87%
----------------------------------------------------------------------------



(#) The MSCI Europe, Australia and Far East ("EAFE") Index is a well-known large capitalization international stock index, which is independently maintained and published by Morgan Stanley Capital International.



* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



                         ANNUAL FUND OPERATING EXPENSES
  (expenses paid from Fund assets as a percentage of average daily net assets)
  ----------------------------------------------------------------------------------------
  Management fee                                                                   0.54%
  Distribution (12b-1) fee                                                         0.25%
  Other expenses(1)                                                                    %
  Administration fee(2)                                                            0.10%
  Total annual operating expenses(1)                                                   %
  Expense reimbursement(1,3)                                                           %
  Net annual expenses(1)                                                               %



(1) The Fund may invest in other GMO Funds ("underlying Funds") and/or directly in securities and other investments. The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect expenses associated with the Fund's investment in underlying Funds. As described in note 3 below, through at least June 30, 2003, the Manager will reimburse the Fund for certain direct and indirect expenses, although the Manager's maximum total expense reimbursement to the Fund is equal to 0.54% of the Fund's average daily net assets. For the fiscal year ended February 28,
2002, the Fund's annualized indirect total net operating expenses were [   ]%.
Actual indirect expenses for the fiscal year ending February 28, 2003 will vary depending on a number of factors, including the percentage of the Fund's portfolio invested in underlying Funds, the particular underlying Funds and the size of those investments.


(2) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 3).


(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (excluding the administration fee, distribution (12b-1) fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes, (collectively, "Excluded Fund Fees and Expenses")) exceed 0.54% of the Fund's average daily net assets. In addition, the Manager shall reimburse the Fund to the extent that the sum of (i) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses), plus (ii) the amount of fees and expenses incurred indirectly by the Fund through its investment in other GMO Funds (excluding these Funds' Excluded Fund Fees and Expenses), exceeds 0.54% of the Fund's average daily net assets, subject to a maximum total reimbursement to such Fund equal to 0.54% of the Fund's average daily net assets.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class III



       * After reimbursement

 GMO FOREIGN FUND
Fund Inception Date: 6/28/96


INVESTMENT OBJECTIVE


High total return.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund typically makes equity investments in non-U.S. companies, including any of the companies in developed and emerging markets listed in the MSCI database (approximately 4,000 companies). Under normal market conditions, the Fund will invest at least 80% of its net assets in investments tied economically to countries outside the United States. The Manager uses fundamental investment principles and quantitative applications to analyze issuers and country economics and build a value-oriented international equity portfolio. Country weights are determined by sorting countries on value measures, including price to fair value (using the Manager's dividend discount model), aggregate market price to earnings and price to book ratios. The Manager determines over and under-weightings for each country relative to the Fund's benchmark based on a cumulative value score for each country and the Manager's fundamental analysis of each country. Companies are then sorted by value measures within countries, including price to earnings, price to book, price to cash flow and yield. The Manager then uses fundamental analysis, including a review of the sector, publicly available company information, and discussions with company management, to select stocks, with a focus on the companies that rank attractively in any of these four measures and fall into the lowest third in terms of pricing. Asset growth and portfolio turnover are controlled to safeguard value added. The Fund is typically exposed to approximately 400 issuers, and seeks to outperform its benchmark by 3% per year.



     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may be exposed to emerging markets, but these investments will generally comprise less than 10% of the Fund's assets. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swaps, to adjust its foreign currency exposure.



BENCHMARK


     The Fund's benchmark is the MSCI Europe, Australia and Far East ("EAFE") Index, a large capitalization international stock index, which is independently maintained and published by Morgan Stanley Capital International.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 54.



     - Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.



     - Derivatives Risk - The Fund's use of derivatives involves risks different from, or greater than, risks associated with direct investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underling asset.



     - Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.



     - Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.



     Other principal risks of an investment in the Fund include Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Liquidity Risk (e.g., difficulty in purchasing and selling underlying Fund investments), Management Risk (e.g., risk that the Manager's techniques fail to produce desired results) and Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities).

                                                                GMO FOREIGN FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



     The Fund commenced operations as a registered investment company on June 28, 1996. Prior to that date, the Fund operated as a private investment pool with investment objectives, policies and guidelines that were substantially the same as those of the Fund. Performance of Class III Shares prior to June 28, 1996 is that of the private investment pool and reflects the pool's higher annual operating expenses. The pool was not registered as an investment company and was not subject to certain restrictions imposed on the Fund under the Investment Company Act of 1940 and the Internal Revenue Code. Had the pool been subject to these restrictions, its performance may have been adversely affected.



                     ANNUAL TOTAL RETURN/Class III Shares*


                            Years Ending December 31

[Bar Graph]

                                                                            FOREIGN FUND(%)
                                                                            ---------------
1992                                                                             -4.62
1993                                                                             41.18
1994                                                                              6.50
1995                                                                             13.85
1996                                                                             14.32
1997                                                                              6.86
1998                                                                             13.95
1999                                                                             28.96
2000                                                                             -6.53
2001                                                                            -10.10


                        Highest Quarter: 16.90% (4Q1998)


                        Lowest Quarter: -12.92% (3Q1998)


                      Year-to-Date (as of 3/31/02): 4.08%



                         AVERAGE ANNUAL TOTAL RETURNS*


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      8/31/84
----------------------------------------------------------------------------
 RETURN BEFORE TAXES             -10.10%    5.70%      9.43%      15.21%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                  -10.68%    3.86%     N/A(#)      N/A(#)
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                     -5.95%    4.25%     N/A(#)      N/A(#)
----------------------------------------------------------------------------
 MSCI EAFE                       -21.44%    0.89%      4.46%      11.36%
----------------------------------------------------------------------------



(#) Information on the Fund's return after taxes is unavailable prior to June 28, 1996, the date the Fund commenced operations as a registered investment company.



* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



                         ANNUAL FUND OPERATING EXPENSES
  (expenses paid from Fund assets as a percentage of average daily net assets)
  ----------------------------------------------------------------------------------------
  Management fee                                                                   0.60%
  Distribution (12b-1) fee                                                         0.25%
  Other expenses                                                                       %
  Administration fee(1)                                                            0.10%
  Total annual operating expenses                                                      %
  Expense reimbursement(2)                                                             %
  Net annual expenses                                                                  %



(1) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 2).



(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent that the Fund's total annual operating expenses (excluding the administration fee, distribution (12b-1) fees, expenses incurred indirectly by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.60% of the Fund's daily net assets.



EXAMPLE



     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class III



       * After reimbursement

 GMO EMERGING COUNTRIES FUND


Fund Inception Date: 8/29/97



INVESTMENT OBJECTIVE


High total return.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund typically makes equity investments in companies traded in the securities markets of developing countries in Asia, Latin America, the Middle East, Africa and Europe. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments tied economically to "emerging countries." The Manager defines "emerging countries" to be developing countries which are not included in a "developed markets" index, such as the MSCI EAFE Index. The Manager uses fundamental investment principles and quantitative applications to build a value-oriented emerging markets equity portfolio that the Manager believes can best exploit major inefficiencies between and within various emerging markets. Quantitative models used by the Manager analyze historic, current and projected financial characteristics and relate them to predicted future return patterns for countries, securities and sectors. The Manager begins with a quantitative top down analysis at the country level based on a set of value, momentum/reversal, macroeconomic and currency models, including risk and growth adjusted price-to-earnings, market momentum, GDP trends, and a currency fair value model based on real effective exchange rates. Quantitative results are overlayed by fundamental analysis of factors such as market conditions, long term trends, and paradigm shifts. The Manager employs a similar process at the individual stock level, considering factors such as price-to-book, quality, and forecast earnings momentum. Finally, sectors are analyzed at both a global and market level based on similar measures of valuation, in addition to economic sensitivities and industrial trends. On an ongoing basis, the Manager monitors the economic and political conditions of the various securities markets and adjusts its strategies as markets develop or encounter setbacks.



     The Manager uses an optimization process to weigh the trade-off between a country's and stock's return forecast, how much risk the country or stock adds to the portfolio relative to the Fund's benchmark, and transaction costs. The Fund has a value bias relative to other emerging market funds, while maintaining high liquidity. The Fund seeks to outperform its benchmark by 3% annually, over a five-year period, while controlling risk relative to its benchmark. The Fund expects to add most of its value added through country selection.



     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the Fund. However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.



BENCHMARK


     The Fund's benchmark is the IFC Investable Composite Index, which is independently maintained and published by the International Finance Corporation and is a market capitalization-weighted index of the performance of securities listed on the stock exchange(s) of a particular country, calculated on a total return basis, which includes changes from adjusted prices, as well as cash dividends received and dividends implicit in rights issues with a subscription price below the prevailing market price. A separate index is calculated in local, U.S. dollar, and publication-base currency for 26 countries.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 54.



     - Market Risk - Equity Securities - Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The Fund does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.



     - Liquidity Risk - The Fund's ability to purchase or sell securities may be hindered by a limited market or legal restrictions. Such risks are enhanced by the fact that the Fund will invest primarily in emerging market securities and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.



     - Derivatives Risk - The Fund's use of derivatives involves risks different from, or greater than, risks associated with direct investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underling asset.



     - Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market. These risks are more pronounced for Emerging Country issuers, as these securities present market, credit, currency, liquidity, legal, political and other risks greater than or in addition to risks of investing in the securities of U.S. or more developed foreign country issuers.



     - Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.



     Other principal risks of an investment in the Fund include Leveraging Risk (e.g., magnified risks from use of derivatives), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), Smaller Company Risk (e.g., magnified market risk and liquidity risk from investments in companies with small capitalization), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                     GMO EMERGING COUNTRIES FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. Purchase premiums and redemption fees in effect through December 31, 2001 are not reflected in the bar chart; if reflected, the returns would be lower. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                     ANNUAL TOTAL RETURN/Class III Shares*


                            Year Ending December 31

[Graph]

                                                                      EMERGING COUNTRIES FUND (%)
                                                                      ---------------------------
1998                                                                            -24.03
1999                                                                             94.69
2000                                                                            -28.51
2001                                                                              6.03


                        Highest Quarter: 60.80% (2Q1999)


                        Lowest Quarter: -28.87% (2Q1998)


                      Year-to-Date (as of 3/31/02): 22.25%



                         AVERAGE ANNUAL TOTAL RETURNS*


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      8/29/97
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              4.34%       N/A        N/A      -2.47%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   3.99%       N/A        N/A      -2.95%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                          1.98%       N/A        N/A      -2.28%
----------------------------------------------------------------------------
 IFC INVESTABLE                   1.76%       N/A        N/A      -6.30%
----------------------------------------------------------------------------



* The return information presented in the bar chart and table is that of the Fund's Class III shares which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
  ----------------------------------------------------------------------------------------
  Management fee                                                                   0.65%
  Distribution (12b-1) fee                                                         0.25%
  Other expenses                                                                       %
  Administration fee(1)                                                            0.10%
  Total annual operating expenses                                                      %
  Expense reimbursement(2)                                                             %
  Net annual expenses                                                                  %



(1) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 2).


(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (excluding the administration fee, distribution (12b-1) fees, expenses incurred indirectly by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, transfer taxes and custodial fees (collectively, "Excluded Fund Fees and Expenses")), exceed 0.65% of the Fund's average daily net assets. In addition, the Manager shall reimburse the Fund to the extent that the sum of (i) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses), and (ii) the amount of shareholder service fees, interest expense and custodial fees, exceeds 1.25% of the Fund's average daily net assets.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class III



       * After reimbursement

                               FIXED INCOME FUNDS

     The Funds in this category invest to a substantial extent in fixed income securities. These are obligations of the issuer to make payments of principal and/or interest on future dates, and include bonds, notes and asset-backed securities. For these purposes, a bond refers to any fixed income obligation with an original maturity of two years or more, as well as "synthetic" bonds created by the Manager by combining a futures contract or option on a fixed income security with cash, a cash equivalent or another fixed income security. If the issuer or guarantor of a fixed income security is a foreign government or an agency or political subdivision, the obligation is often referred to as sovereign debt. The Manager will employ a variety of techniques to adjust the sensitivity of a Fund's value to changes in interest rates. This sensitivity is often measured by, and correlates strongly to, the portfolio's duration. The duration of a fixed income security is the weighted average maturity, expressed in years, of the present value of all expected future cash flows, including interest payments and principal repayments. For example, for a bond with a 6% coupon that matures in five years with a 6% yield, duration would be 4.39 years. The Emerging Countries referred to below include less developed countries in Asia, Latin America, the Middle East, Africa and Europe.

 GMO DOMESTIC BOND FUND

Fund Inception Date: 8/18/94


INVESTMENT OBJECTIVE


High total return.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund seeks exposure primarily to U.S. investment-grade (Baa3/BBB- or better as rated by Moody's Investors Service/Standard & Poor's) bonds, including U.S. government securities, asset-backed securities issued by U.S. government agencies, convertible bonds and asset-backed securities of private issuers. Under normal market conditions, the Fund will invest at least 80% of its net assets in each of (i) bond investments and (ii) investments tied economically to the United States. The Fund intends to achieve this exposure directly, or indirectly by investing a significant portion of its assets in shares of the GMO Alpha LIBOR Fund. The GMO Alpha LIBOR Fund primarily invests in relatively high quality, low volatility fixed income instruments, including asset-backed securities issued by a range of governmental (including federal, state, local and foreign governments) and private issuers (see "Investments in GMO Funds Offered Through Separate Prospectuses" on page 76). The Fund may also expose a portion of its assets to foreign credit, and may invest some of its assets in lower-rated securities. The Fund may make use of a wide variety of exchange-traded and over-the-counter derivative instruments to implement its strategy, including creating synthetic bonds to replace a direct investment. The Fund seeks to outperform its benchmark by 0.25% per year, net of fees, while maintaining a low level of risk relative to the benchmark.



     The Manager employs fundamental research techniques to identify bond investments which have high relative yield spreads and which the Manager believes are undervalued. The Manager also considers issue-specific risk in the selection process. The Manager employs competitive trading practices to help ensure that the Fund receives the best available prices and monitors credit risk in the portfolio. The Fund's portfolio will generally have a duration of four to six years, similar to the duration of the Fund's benchmark.



BENCHMARK


     The Fund's benchmark is the Lehman Brothers Government Bond Index, an independently maintained and published U.S. government bond index.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 54.



     - Market Risk - Fixed Income Securities - The value of the Fund's investments in fixed income securities will typically change as interest rates fluctuate. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities. In addition, a related market risk exists for the Fund, which invests to a material extent in asset-backed securities that may be prepaid or the collateral of which may experience a default or downgrade. The Fund will also be exposed to additional market risk since it may also invest to a material extent in debt securities paying no interest.



     - Derivatives Risk - The use of derivatives involves risks different from, or greater than, investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underlying asset.



     Other principal risks of an investment in the Fund include Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), Leveraging Risk (e.g., magnified risks from use of derivatives), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                          GMO DOMESTIC BOND FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                     ANNUAL TOTAL RETURN/Class III Shares*


                            Years Ending December 31

[Graph]

                                                                        DOMESTIC BOND FUND (%)
                                                                        ----------------------
1995                                                                             18.57
1996                                                                              3.04
1997                                                                              9.96
1998                                                                              8.05
1999                                                                             -1.79
2000                                                                             14.26
2001                                                                              7.44


                        Highest Quarter: 6.35% (2Q1995)


                        Lowest Quarter: -2.37% (1Q1996)


                      Year-to-Date (as of 3/31/02): -0.42%



                         AVERAGE ANNUAL TOTAL RETURNS*


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      8/18/94
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              7.44%     7.45%        N/A       7.79%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   3.90%     4.15%        N/A       4.57%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                          4.82%     4.39%        N/A       4.71%
----------------------------------------------------------------------------
 LEHMAN GOVERNMENT BOND           7.23%     7.40%        N/A       7.73%
----------------------------------------------------------------------------



* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES
  (expenses paid from Fund assets as a percentage of average daily net assets)
  ----------------------------------------------------------------------------------------
  Management fee                                                                   0.10%
  Distribution (12b-1) fee                                                         0.25%
  Other expenses(1)                                                                    %
  Administration fee(2)                                                            0.10%
  Total annual operating expenses                                                      %
  Expense reimbursement(3)                                                             %
  Net annual expenses                                                                  %



(1) Expense ratios reflect the inclusion of interest expense incurred as a result of entering into reverse repurchase agreements. For the fiscal year ended February 28, 2002, net annual operating expenses (before addition of interest
expense), interest expense, and net annual expenses were [    ]%, [    ]% and
[    ]%, respectively.


(2) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 3).


(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent that the Fund's total annual operating expenses (excluding the administration fee, distribution (12b-1) fees, expenses incurred indirectly by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.10% of the Fund's daily net assets.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class III



       * After reimbursement

 GMO CORE PLUS BOND FUND

Fund Inception Date: 4/30/97



INVESTMENT OBJECTIVE


High total return.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund seeks exposure primarily to U.S. bond investments (principally U.S. government securities and asset-backed securities issued by U.S. government agencies and private issuers), but also seeks to add to the return of its U.S. investments through exposure to foreign bond and currency markets. Under normal market conditions, the Fund will invest at least 80% of its net assets in bond investments. The Fund may achieve U.S. bond market exposure by investing in the GMO Alpha LIBOR Fund, exchange-traded and over-the-counter derivatives (including to create "synthetic" bonds), and/or U.S. government securities (including asset-backed securities issued by U.S. government agencies) and other U.S. dollar-denominated fixed income investments (including investment grade bonds, convertible bonds, collateralized bonds, and asset-backed securities of private issuers). The GMO Alpha LIBOR Fund primarily invests in relatively high quality, low volatility fixed income instruments, including asset-backed securities issued by a range of governmental (including federal, state, local and foreign governments) and private issuers (see "Investments in GMO Funds Offered Through Separate Prospectuses" on page 76). The Fund expects to achieve foreign bond and currency exposure primarily by investing in a combination of exchange traded and over-the-counter foreign bond and currency derivatives. The Fund may also expose a portion of its assets to lower-rated securities (also known as "junk bonds"), including the sovereign debt of Emerging Countries, and may do so by investing in the GMO Emerging Country Debt Fund ("ECDF") (see "Investments in GMO Funds Offered Through Separate Prospectuses" on page 76).



     The Manager employs fundamental research techniques and quantitative applications to exploit valuation inefficiencies from the international bond and currency markets to a core U.S. bond portfolio and to determine currency and country allocations. The Manager implements these allocations by identifying undervalued securities and currencies within the relevant bond and currency markets, as well as considering risk and correlations between the various markets. Issues are selected by analyzing such factors as term structures, sector and issuer yield spreads, tracking error and embedded option features of the security universe. The core portfolio seeks to match the duration of and outperform the Fund's benchmark. The Fund's return will depend primarily on 1) the performance of U.S. bond markets, 2) the Manager's success in selecting foreign bond and currency markets to over and underweight, and 3) Manager's success in selecting undervalued issues. The Fund may use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets.



BENCHMARK


     The Fund's benchmark is the Lehman Brothers Aggregate Bond Index, an independently maintained and published index comprised of U.S. fixed rate debt issues, having a maturity of at least one year, rated investment grade or higher by Moody's Investors Service, Standard & Poor's or Fitch IBCA, Inc.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 54. In addition to the risks summarized below, as a result of the Fund's investment in ECDF, the Fund will indirectly be exposed to all of the risks of an investment in ECDF.



     - Market Risk - Fixed Income Securities - The value of the Fund's investments in fixed income securities will typically change as interest rates fluctuate. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities. In addition, a related market risk exists for the Fund, which invests in asset-backed securities that may be prepaid or the collateral of which may experience a default or downgrade. The Fund will also be exposed to additional market risk since it may also invest to a material extent in debt securities paying no interest.



     - Derivatives Risk - The use of derivatives involves risks different from, or greater than, investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underlying asset.



     - Liquidity Risk - The Fund's ability to purchase or sell securities may be hindered by a limited market or legal restrictions. Such risks are enhanced by the Fund's investments in emerging market securities and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.



     - Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.



     - Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.



     Other principal risks of an investment in the Fund include Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), Leveraging Risk (e.g., magnified risks from use of derivatives), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                         GMO CORE PLUS BOND FUND


PERFORMANCE


    The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                     ANNUAL TOTAL RETURN/Class III Shares*


                            Year Ending December 31

[GRAPH]

                                                                        CORE PLUS BOND FUND (%)
                                                                        -----------------------
1998                                                                              3.87
1999                                                                             -2.38
2000                                                                             12.66
2001                                                                              9.89


                        Highest Quarter: 5.04% (4Q2000)


                        Lowest Quarter: -2.37% (1Q1999)


                      Year-to-Date (as of 3/31/02): 0.00%



                         AVERAGE ANNUAL TOTAL RETURNS*


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      4/30/97
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              9.89%       N/A        N/A       7.57%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   7.36%       N/A        N/A       4.94%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                          6.00%       N/A        N/A       4.85%
----------------------------------------------------------------------------
 LEHMAN AGGREGATE BOND            8.44%       N/A        N/A       7.77%
----------------------------------------------------------------------------



* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.



FEES AND EXPENSES



     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES
  (expenses paid from Fund assets as a percentage of average daily net assets)
  ----------------------------------------------------------------------------------------
  Management fee                                                                   0.25%
  Distribution (12b-1) fee                                                         0.25%
  Other expenses(1)                                                                    %
  Administration fee(2)                                                            0.10%
  Total annual operating expenses(1)                                                   %
  Expense reimbursement(1,3)                                                           %
  Net annual expenses(1)                                                               %



(1) The Fund may invest in other GMO Funds ("underlying Funds") and/or directly in securities and other investments. The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect expenses associated with the Fund's investment in underlying Funds. As described in note 3 below, through at least June 30, 2003, the Manager will reimburse the Fund for certain direct and indirect expenses, although the Manager's maximum total expense reimbursement to the Fund is equal to 0.25% of the Fund's average daily net assets. For the fiscal year ended February 28, 2002, the Fund's annualized total net operating expenses borne indirectly were [ ]%. Actual indirect expenses for the fiscal year ending February 28, 2003 will vary depending on a number of factors, including the percentage of the Fund's portfolio invested in underlying Funds, the particular underlying Funds and the size of those investments.


(2) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 3).


(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (excluding the administration fee, distribution (12b-1) fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes (collectively, "Excluded Fund Fees and Expenses")) exceed 0.25% of the Fund's average daily net assets. In addition, the Manager shall reimburse the Fund to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses), plus (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in the GMO Emerging Country Debt Fund (offered through a separate prospectus) (excluding Emerging Country Debt Fund's Excluded Fund Fees and Expenses except for custodial fees, which shall be included for this purpose), exceeds 0.25% of the Fund's average daily net assets, subject to a maximum total reimbursement to such Fund equal to 0.25% of the Fund's average daily net assets.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class III



       * After reimbursement

 GMO INTERNATIONAL BOND FUND
Fund Inception Date: 12/22/93


INVESTMENT OBJECTIVE


High total return.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund seeks exposure primarily to bonds included in the J.P. Morgan Non-U.S. Government Bond Index plus investment-grade bonds denominated in various currencies (including U.S. dollars and multi-currency units), including asset-backed securities and collateralized bonds issued by foreign governments, U.S. government agencies and private issuers. Under normal market conditions, the Fund will invest at least 80% of its net assets in bond investments. The Fund intends to achieve this exposure by coupling investments in exchange-traded and over-the-counter bond and currency derivative instruments (including to create "synthetic" bonds) with a significant investment in GMO Alpha LIBOR Fund. The GMO Alpha LIBOR Fund primarily invests in relatively high quality, low volatility fixed income instruments, including asset-backed securities issued by a range of governmental (including federal, state, local and foreign governments) and private issuers (see "Investments in GMO Funds Offered Through Separate Prospectuses" on page 76). The Fund may use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets. The Fund may also expose a portion of its assets to lower-rated securities (also known as "junk bonds"), including the sovereign debt of Emerging Countries, and may do so by investing in the GMO Emerging Country Debt Fund ("ECDF")(see "Investments in GMO Funds Offered Through Separate Prospectuses" on page 76). The Fund seeks to outperform its benchmark.



     The Manager employs fundamental research techniques and quantitative applications to measure the value of the bond and currency markets. The Manager uses these applications to determine currency and country allocations. Issues are selected by analyzing such factors as term structures, sector and issuer yield spreads, tracking error, and embedded option features of the security universe. The Manager implements these allocations by identifying undervalued issues within the relevant markets, as well as considering risk and market correlations.



BENCHMARK


     The Fund's benchmark is the J.P. Morgan Non-U.S. Government Bond Index, an independently maintained and published index composed of non-U.S. government bonds with maturities of one year or more.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 54. In addition to the risks summarized below, as a result of the Fund's investment in ECDF, the Fund will indirectly be exposed to all of the risks of an investment in ECDF.



     - Market Risk - Fixed Income Securities - The value of the Fund's investments in fixed income securities will typically change as interest rates fluctuate. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities and so may be more significant for the Fund, which may invest a substantial portion of its assets in lower-rated securities or comparable unrated securities. In addition, a related market risk exists for the Fund, which invests in asset-backed securities that may be prepaid or the collateral of which may experience a default or downgrade. The Fund will also be exposed to additional market risk since it may also invest to a material extent in debt securities paying no interest.



     - Liquidity Risk - The Fund's ability to purchase or sell securities may be hindered by a limited market or legal restrictions. Such risks are enhanced by the Fund's investments in emerging market securities and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.



     - Derivatives Risk - The use of derivatives involves risks different from, or greater than, investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underlying asset.



     - Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.



     - Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.



     Other principal risks of an investment in the Fund include Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), Leveraging Risk (e.g., magnified risks from use of derivatives), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                     GMO INTERNATIONAL BOND FUND



PERFORMANCE


    The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                     ANNUAL TOTAL RETURN/Class III Shares*


                            Years Ending December 31

[Graph]

                                                                      INTERNATIONAL BOND FUND (%)
                                                                      ---------------------------
1994                                                                              5.16
1995                                                                             27.31
1996                                                                             16.66
1997                                                                              0.88
1998                                                                             10.79
1999                                                                             -5.48
2000                                                                             -0.27
2001                                                                             -2.61


                        Highest Quarter: 10.53% (1Q1995)


                        Lowest Quarter: -5.78% (1Q1999)


                      Year-to-Date (as of 3/31/02): -1.30%



                         AVERAGE ANNUAL TOTAL RETURNS*


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                 1 YEAR   5 YEARS   10 YEARS    INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                     12/22/93
----------------------------------------------------------------------------
 RETURN BEFORE TAXES             -2.61%    0.52%        N/A        5.92%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                  -2.75%   -0.95%        N/A        3.38%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                    -1.59%   -0.16%        N/A        3.62%
----------------------------------------------------------------------------
 J.P. MORGAN NON-U.S.
  GOVERNMENT BOND                -3.60%    0.08%        N/A        3.61%
----------------------------------------------------------------------------



* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES (expenses paid from fund assets as a percentage of average daily net assets)
  -----------------------------------------------------------------------------------------------------------
  Management fee                                                                                      0.25%
  Distribution (12b-1) fee                                                                            0.25%
  Other expenses(1)                                                                                       %
  Administration fee(2)                                                                               0.10%
  Total annual operating expenses(1)                                                                      %
  Expense reimbursement(1,3)                                                                              %
  Net annual expenses(1)                                                                                  %



(1) The Fund may invest in other GMO Funds ("underlying Funds") and/or directly in securities and other investments. The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect expenses associated with the Fund's investment in underlying Funds. As described in note 3 below, the Manager will reimburse the Fund for certain direct and indirect expenses, although the Manager's maximum total expense reimbursement to the Fund is equal to 0.25% of the Fund's average daily net assets. For the fiscal year ended February 28, 2002, the Fund's annualized total
net operating expenses borne indirectly were [     ]%. Actual indirect expenses
for the fiscal year ending February 28, 2003 will vary depending on a number of factors, including the percentage of the Fund's portfolio invested in underlying Funds, the particular underlying Funds and the size of those investments.


(2) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 3).


(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (excluding the administration fee, distribution (12b-1) fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes (collectively, "Excluded Fund Fees and Expenses")) exceed 0.25% of the Fund's average daily net assets. In addition, the Manager shall reimburse the Fund to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses), plus (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in the GMO Emerging Country Debt Fund (offered through a separate prospectus) (excluding Emerging Country Debt Fund's Excluded Fund Fees and Expenses except for custodial fees, which shall be included for this purpose), exceeds 0.25% of the Fund's average daily net assets, subject to a maximum total reimbursement to such Fund equal to 0.25% of the Fund's average daily net assets.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                -------    -------    -------    --------
Class III



       * After reimbursement

 GMO CURRENCY HEDGED
    INTERNATIONAL BOND FUND
Fund Inception Date: 9/30/94


INVESTMENT OBJECTIVE


High total return.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund seeks exposure primarily to bonds included in the J.P. Morgan Non-U.S. Government Bond Index (Hedged) plus investment-grade bonds denominated in various currencies (including U.S. dollars and multi-currency units), including collateralized bonds, mortgage-backed securities and asset-backed securities issued by foreign governments, U.S. government agencies and private issuers. Under normal market conditions, the Fund will invest at least 80% of its net assets in bond investments. The Fund intends to achieve this exposure by coupling investments in exchange-traded and over-the-counter bond and currency derivative instruments (including to create "synthetic" bonds) with a significant investment in the GMO Alpha LIBOR Fund. The GMO Alpha LIBOR Fund primarily invests in relatively high quality, low volatility fixed income instruments, including asset-backed securities issued by a range of governmental (including federal, state, local and foreign governments) and private issuers (see "Investments in GMO Funds Offered Through Separate Prospectuses" on page
76). The Fund generally attempts to hedge its foreign currency exposure such that net exposure to foreign currencies typically represents 20% or less of the Fund's overall currency exposure. The Fund may also use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets. The Fund may also expose a portion of its assets to lower-rated securities (also known as "junk bonds"), including the sovereign debt of Emerging Countries, and may do so by investing in the GMO Emerging Country Debt Fund ("ECDF") (see "Investments in GMO Funds Offered Through Separate Prospectuses" on page 76). The Fund seeks to outperform its benchmark.



     The Manager employs fundamental research techniques and quantitative applications to measure the value of the bond and currency markets. The Manager uses these applications to determine currency and country allocations. Issues are selected by analyzing such factors as term structures, sector and issuer yield spreads, tracking error and embedded option features of the security universe. The Manager implements these allocations by identifying undervalued securities and currencies within the relevant bond and currency markets, as well as considering risk and market correlations.



BENCHMARK


     The Fund's benchmark is the J.P. Morgan Non-U.S. Government Bond Index (Hedged), an independently maintained and published index composed of non-U.S. government bonds with maturities of one year or more that are currency-hedged into U.S. dollars.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 54. In addition to the risks summarized below, as a result of the Fund's investment in ECDF, the Fund will indirectly be exposed to all of the risks of an investment in ECDF.



     - Market Risk - Fixed Income Securities - The value of the Fund's investments in fixed income securities will typically change as interest rates fluctuate. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities and so may be more significant for the Fund, which may invest a substantial portion of its assets in lower-rated securities or comparable unrated securities. In addition, a related market risk exists for the Fund, which invests in asset-backed securities that may be prepaid or the collateral of which may experience a default or downgrade. The Fund will also be exposed to additional market risk since it may also invest to a material extent in debt securities paying no interest.



     - Liquidity Risk - The Fund's ability to purchase or sell securities may be hindered by a limited market or legal restrictions. Such risks are enhanced by the Fund's investments in emerging market securities and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.



     - Derivatives Risk - The use of derivatives involves risks different from, or greater than, investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underlying asset.



     - Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.



     - Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.



     Other principal risks of an investment in the Fund include Leveraging Risk (e.g., magnified risks from use of derivatives), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                             GMO CURRENCY HEDGED


                                                         INTERNATIONAL BOND FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                     ANNUAL TOTAL RETURN/Class III Shares*


                            Years Ending December 31

[Graph]

                                                              CURRENCY HEDGED INTERNATIONAL BOND FUND(%)
                                                              ------------------------------------------
1995                                                                             27.79
1996                                                                             23.86
1997                                                                             15.76
1998                                                                              5.67
1999                                                                              2.65
2000                                                                             12.52
2001                                                                              6.35


                        Highest Quarter: 8.50% (2Q1995)


                        Lowest Quarter: -0.47% (2Q1999)


                      Year-to-Date (as of 3/31/02): -0.11%



                         AVERAGE ANNUAL TOTAL RETURNS*


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      9/30/94
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              6.35%     8.49%        N/A      12.66%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   0.82%     3.25%        N/A       7.25%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                          3.76%     4.24%        N/A       7.62%
----------------------------------------------------------------------------
 J.P. MORGAN NON-U.S. GOVERNMENT
  BOND (HEDGED)                   6.03%     8.22%        N/A      10.08%
----------------------------------------------------------------------------



* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES (expenses paid from Fund assets as a percentage of average daily net assets)
  -----------------------------------------------------------------------------------------------------------
  Management fee                                                                                      0.25%
  Distribution (12b-1) fee                                                                            0.25%
  Other expenses(1)                                                                                       %
  Administration fee(2)                                                                               0.10%
  Total annual operating expenses(1)                                                                      %
  Expense reimbursement(1,3)                                                                              %
  Net annual expenses(1)                                                                                  %



(1) The Fund may invest in other GMO Funds ("underlying Funds") and/or directly in securities and other investments. The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect expenses associated with the Fund's investment in underlying Funds. As described in note 3 below, the Manager will reimburse the Fund for certain direct and indirect expenses, although the Manager's maximum total expense reimbursement to the Fund is equal to 0.25% of the Fund's average daily net assets. For the fiscal year ended February 28, 2002, the Fund's annualized total
net operating expenses borne indirectly were [   ]%. Actual indirect expenses
for the fiscal year ending February 28, 2003 will vary depending on a number of factors, including the percentage of the Fund's portfolio invested in underlying Funds, the particular underlying Funds and the size of those investments.


(2) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 3).


(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (excluding the administration fee, distribution (12b-1) fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes (collectively, "Excluded Fund Fees and Expenses")) exceed 0.25% of the Fund's average daily net assets. In addition, the Manager shall reimburse the Fund to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses), plus (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in the GMO Emerging Country Debt Fund (offered through a separate prospectus) (excluding Emerging Country Debt Fund's Excluded Fund Fees and Expenses except for custodial fees, which shall be included for this purpose), exceeds 0.25% of the Fund's average daily net assets, subject to a maximum total reimbursement to such Fund equal to 0.25% of the Fund's average daily net assets.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that you investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                            1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                            -------    -------    -------    --------
Class III



        * After reimbursement

 GMO GLOBAL BOND FUND
Fund Inception Date: 12/28/95


INVESTMENT OBJECTIVE


High total return.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund seeks exposure primarily to bonds included in the J.P. Morgan Global Government Bond Index plus investment-grade bonds denominated in various currencies (including U.S. dollars and multi-currency units), including collateralized bonds, mortgage-backed securities and asset-backed securities issued by foreign governments, U.S. government agencies and private issuers. Under normal market conditions, the Fund will invest at least 80% of its net assets in bond investments. The Fund intends to achieve this exposure by coupling investments in exchange-traded and over-the-counter bond and currency derivative instruments (including to create "synthetic" bonds) with a significant investment in GMO Alpha LIBOR Fund. The GMO Alpha LIBOR Fund primarily invests in relatively high quality, low volatility fixed income instruments, including asset-backed securities issued by a range of governmental (including federal, state, local and foreign governments) and private issuers (see "Investments in GMO Funds Offered Through Separate Prospectuses" on page
76). The Fund may use derivatives to adjust its foreign currency exposure independently of its exposure to bonds and bond markets. The Fund may also expose a portion of its assets to lower-rated securities (also known as "junk bonds"), including the sovereign debt of Emerging Countries, and may do so by investing in the GMO Emerging Country Debt Fund ("ECDF")(see "Investments in GMO Funds Offered Through Separate Prospectuses" on page 76). The Fund seeks to outperform its benchmark.



     The Manager employs fundamental research techniques and quantitative applications to measure the value of the bond and currency markets. The Manager uses these applications to determine currency and country allocations. Issues are selected by analyzing such factors as term structures, sector and issuer yield spreads, tracking error and embedded option features of the security universe. The Manager implements these allocations by identifying undervalued securities and currencies within the relevant bond and currency markets, as well as considering risk and correlations between the various markets.



BENCHMARK


     The Fund's benchmark is the J.P. Morgan Global Government Bond Index, an independently maintained and published index composed of government bonds of 13 developed countries, including the U.S., with maturities of one year or more.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 54. In addition to the risks summarized below, as a result of the Fund's investment in ECDF, the Fund will indirectly be exposed to all of the risks of an investment in ECDF.



     - Market Risk - Fixed Income Securities - The value of the Fund's investments in fixed income securities will typically change as interest rates fluctuate. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities and so may be more significant for the Fund, which may invest a substantial portion of its assets in lower-rated securities or comparable unrated securities. In addition, a related market risk exists for the Fund, which invests in asset-backed securities that may be prepaid or the collateral of which may experience a default or downgrade. The Fund will also be exposed to additional market risk since it may also invest to a material extent in debt securities paying no interest.



     - Liquidity Risk - The Fund's ability to purchase or sell securities may be hindered by a limited market or legal restrictions. Such risks are enhanced by the Fund's investments in emerging market securities and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.



     - Derivatives Risk - The use of derivatives involves risks different from, or greater than, investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underlying asset.



     - Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.



     - Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.



     Other principal risks of an investment in the Fund include Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Leveraging Risk (e.g., magnified risks from use of derivatives), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                            GMO GLOBAL BOND FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                     ANNUAL TOTAL RETURN/Class III Shares*


                            Years Ending December 31

[Graph]

                                                                          GLOBAL BOND FUND %
                                                                          ------------------
1996                                                                             13.07
1997                                                                              6.36
1998                                                                             10.25
1999                                                                             -5.54
2000                                                                              4.38
2001                                                                             -0.62


                        Highest Quarter: 7.05% (3Q2001)


                        Lowest Quarter: -4.98% (1Q1999)


                      Year-to-Date (as of 3/31/02): -1.28%



                         AVERAGE ANNUAL TOTAL RETURNS*


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                 1 YEAR   5 YEARS   10 YEARS    INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                     12/28/95
----------------------------------------------------------------------------
 RETURN BEFORE TAXES             -0.62%    2.82%        N/A        4.45%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                  -2.51%    1.10%        N/A        2.43%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                     0.02%    1.49%        N/A        2.66%
----------------------------------------------------------------------------
 J.P. MORGAN GLOBAL GOVERNMENT
  BOND                           -0.80%    2.42%        N/A        2.74%
----------------------------------------------------------------------------



* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES
  (expenses paid from Fund assets as a percentage of average daily net assets)
  ----------------------------------------------------------------------------------------
  Management fee                                                                   0.19%
  Distribution (12b-1) fee                                                         0.25%
  Other expenses(1)                                                                    %
  Administration fee(2)                                                            0.10%
  Total annual operating expenses(1)                                                   %
  Expense reimbursement(1,3)                                                           %
  Net annual expenses(1)                                                               %



(1) The Fund may invest in other GMO Funds ("underlying Funds") and/or directly in securities and other investments. The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect expenses associated with the Fund's investment in underlying Funds. As described in note 3 below, the Manager will reimburse the Fund for certain direct and indirect expenses, although the Manager's maximum total expense reimbursement to the Fund is equal to 0.19% of the Fund's average daily net assets. For the fiscal year ended February 28, 2002, the Fund's annualized total net operating expenses borne indirectly were [ ]%. Actual indirect expenses for the fiscal year ending February 28, 2003 will vary depending on a number of factors, including the percentage of the Fund's portfolio invested in underlying Funds, the particular underlying Funds and the size of those investments.


(2) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 3).


(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (excluding the administration fee, distribution (12b-1) fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes (collectively, "Excluded Fund Fees and Expenses")) exceed 0.19% of the Fund's average daily net assets. In addition, the Manager shall reimburse the Fund to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses), plus (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in the GMO Emerging Country Debt Fund (offered through a separate prospectus)(excluding Emerging Country Debt Fund's Excluded Fund Fees and Expenses except for custodial fees, which shall be included for this purpose), exceeds 0.19% of the Fund's average daily net assets, subject to a maximum total reimbursement to such Fund equal to 0.19% of the Fund's average daily net assets.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class III



       * After reimbursement

 GMO SHORT-TERM INCOME FUND
Fund Inception Date: 4/18/90


INVESTMENT OBJECTIVE


Provide current income.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund seeks exposure primarily to high-quality prime commercial paper and master demand notes, high-quality corporate debt securities and high-quality debt securities backed by pools of commercial or consumer finance loans, securities issued or guaranteed by the U.S. government or its agencies, asset-backed securities issued by U.S. government agencies and private issuers, repurchase agreements, and certificates of deposit, bankers' acceptances and other bank obligations. The Fund may achieve this exposure directly, or indirectly by investing a substantial portion of its assets in the GMO Alpha LIBOR Fund. The GMO Alpha LIBOR Fund primarily invests in relatively high quality, low volatility fixed income instruments, including asset-backed securities issued by a range of governmental (including federal, state, local and foreign governments) and private issuers (see "Investments in GMO Funds Offered Through Separate Prospectuses" on page 76). The Fund may also use derivatives. While the Fund intends to invest primarily in short-term securities, it is NOT a money market Fund, and is therefore not subject to the regulations applicable to money market funds. The Fund seeks to outperform its benchmark and provide current income to the extent consistent with the preservation of capital and liquidity.



     The Manager uses fundamental investment techniques to purchase bonds with high relative yield spreads. The Fund seeks to maintain a duration slightly longer than the three-month duration of the Fund's benchmark. While the Fund invests in high-quality instruments, the Manager may or may not dispose of a security whose rating is lowered after purchase.



BENCHMARK


     The Fund's benchmark is the Salomon Smith Barney 3 Month Treasury Bill Index, an independently maintained and published short-term bill index.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 54.



     - Market Risk - Fixed Income Securities - The value of the Fund's investments in fixed income securities will typically change as interest rates fluctuate. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities. In addition, a related market risk exists for the Fund, which invests in asset-backed securities that may be prepaid or the collateral of which may experience a default or downgrade. The Fund will also be exposed to additional market risk since it may also invest to a material extent in debt securities paying no interest.



     Other principal risks of an investment in the Fund include Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), Concentration Risk (e.g., magnified risk resulting from concentrating investments in a small number of industries or countries), Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), Leveraging Risk (e.g., magnified risks from use of derivatives), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                      GMO SHORT-TERM INCOME FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                     ANNUAL TOTAL RETURN/Class III Shares*


                            Years Ending December 31

[Bar Graph]

                                                                       SHORT-TERM INCOME FUND(%)
                                                                       -------------------------
1992                                                                             5.80
1993                                                                             5.66
1994                                                                             1.60
1995                                                                             9.97
1996                                                                             5.40
1997                                                                             6.11
1998                                                                             4.49
1999                                                                             5.09
2000                                                                             7.40
2001                                                                             4.99


                        Highest Quarter: 3.23% (3Q1992)


                        Lowest Quarter: -0.21% (1Q1992)


                      Year-to-Date (as of 3/31/02): 0.63%



                         AVERAGE ANNUAL TOTAL RETURNS*


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      4/18/90(#)
----------------------------------------------------------------------------
 RETURN BEFORE TAXES               4.99%    5.61%      5.63%       6.00%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                    2.70%    3.37%      3.26%       3.66%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                           3.45%    3.42%      3.36%       3.73%
----------------------------------------------------------------------------
 SSB 3-MONTH T-BILL                4.09%    5.02%      4.70%       4.97%
----------------------------------------------------------------------------



(#) For the period from April 18, 1990 until June 30, 1991, the Fund operated as a money market fund.



* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES
  (expenses paid from Fund assets as a percentage of average daily net assets)
  ----------------------------------------------------------------------------------------
  Management fee                                                                   0.05%
  Distribution (12b-1) fee                                                         0.25%
  Other expenses                                                                       %
  Administration fee(1)                                                            0.10%
  Total annual operating expenses                                                      %
  Expense reimbursement(2)                                                             %
  Net annual expenses                                                                  %



(1) The administration fee for Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 2).


(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent that the Fund's total annual operating expenses (excluding the administration fee, distribution (12b-1) fees, expenses incurred indirectly by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.05% of the Fund's daily net assets.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class III



       * After reimbursement

 GMO GLOBAL HEDGED EQUITY FUND
Fund Inception Date: 7/29/94


INVESTMENT OBJECTIVE


High total return.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund invests primarily in shares of the GMO U.S. Equity Funds (including GMO U.S. Equity Funds offered in separate prospectuses) and GMO International Equity Funds (including the GMO Emerging Markets Funds and other GMO International Equity Funds offered in separate prospectuses) (the "underlying Funds"), or directly in equity securities of the type invested in by these Funds. For information regarding underlying Funds not offered in this Prospectus, see "Investments in GMO Funds Offered Through Separate Prospectuses" on page 76. Under normal market conditions, the fund will invest at least 80% of its net assets in equity investments. The Fund invests primarily in a combination of (i) global equity securities, generally held through the underlying Funds; (ii) derivative instruments intended to hedge the value of the Fund's equity positions against general movements in the equity market(s) and against changes in the value of the foreign currencies represented in the Fund's non-U.S. positions relative to the U.S. dollar; and (iii) long interest rate futures contracts intended to extend the duration of the Fund. The Fund expects to make substantial use of exchange-traded and over-the-counter derivatives and related instruments. Investors should understand that, as opposed to conventional portfolios composed of equity securities, to the extent that the Fund's hedging positions are effective, the performance of the Fund is not expected to correlate with the movements of equity markets generally. Rather, the Fund will perform more like a short-term fixed income Fund adjusted by the Manager's outperformance or underperformance of equity markets generally.



     The Fund will implement its strategy globally with a combination of U.S., international and emerging market equities. For the U.S. equity portion of the portfolio, the Fund will invest in a U.S. equity strategy that will be hedged using exchange-traded S&P 500 futures contracts. For the international equity portion of the portfolio, the Fund will invest in an international strategy that will be hedged using foreign exchange-traded futures contracts and swap contracts in which the Fund is obligated to pay the return of foreign markets in return for a U.S. dollar-based interest rate. For the emerging market equity portion of the portfolio, the Fund will invest in an emerging markets strategy that will be hedged using U.S. and foreign exchange-traded futures and swap contracts in which the Fund is obligated to pay the return of foreign markets in return for a U.S. dollar-based interest rate.



BENCHMARK


     The Fund's benchmark is the Salomon Smith Barney 3 Month Treasury Bill Index, an independently maintained and published short-term bill index.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 54.



     - Market Risk - Equity Securities - Investments by underlying funds in equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The possibility that stock market prices in general will decline over short or extended periods subjects underlying funds to unpredictable declines in the value of their shares, as well as periods of poor performance.



     - Derivatives Risk - The use of derivatives involves risks different from, or greater than, investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity and credit risk, and may not correlate in value to the relevant underlying asset.



     - Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.



     - Leveraging Risk - Certain leveraging transactions may disproportionately increase the Fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.



     Other principal risks of an investment in the Fund include Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), Currency Risk (e.g., risk that fluctuations in value of non-dollar denominated Fund investments negatively affect the value of such holdings), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                   GMO GLOBAL HEDGED EQUITY FUND



PERFORMANCE


    The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                     ANNUAL TOTAL RETURN/Class III Shares*


                            Years Ending December 31

[BAR GRAPH]

                                                                     GLOBAL HEDGED EQUITY FUND(%)
                                                                     ----------------------------
1995                                                                              8.03
1996                                                                              4.09
1997                                                                             -1.60
1998                                                                             -7.08
1999                                                                              1.65
2000                                                                             19.37
2001                                                                             15.10


                        Highest Quarter: 8.01% (2Q1999)


                        Lowest Quarter: -4.10% (2Q1998)


                      Year-to-Date (as of 3/31/02): 4.97%



                         AVERAGE ANNUAL TOTAL RETURNS*


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      7/29/94
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              15.10%    5.01%        N/A       5.05%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   12.08%    1.93%        N/A       2.70%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                           9.17%    2.52%        N/A       2.93%
----------------------------------------------------------------------------
 SSB 3-MONTH T-BILL                4.09%    5.02%        N/A       5.15%
----------------------------------------------------------------------------



* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.



FEES AND EXPENSES


    The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES
  (expenses paid from Fund assets as a percentage of average daily net assets)
  ----------------------------------------------------------------------------------------
  Management fee                                                                   0.50%
  Distribution (12b-1) fee                                                         0.25%
  Other expenses(1)                                                                    %
  Administration fee(2)                                                            0.10%
  Total annual operating expenses(1)                                                   %
  Expense reimbursement(1,3)                                                           %
  Net annual expenses(1)                                                               %



(1) The Fund may invest in other GMO Funds ("underlying Funds") and/or directly in securities and other investments. The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect expenses associated with the Fund's investment in underlying Funds. As described in note 3 below, the Manager will reimburse the Fund for certain direct and indirect expenses, although the Manager's maximum total expense reimbursement to the Fund is 0.54% of the Fund's average daily net assets. For the fiscal year ended February 28, 2002, the Fund's annualized indirect total
net operating expenses were [    ]%. Actual indirect expenses for the fiscal
year ending February 28, 2003 will vary depending on a number of factors, including the percentage of the Fund's portfolio invested in underlying Funds, the particular underlying Funds and the size of those investments.


(2) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces were Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 3).


(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (excluding the administration fee, distribution (12b-1) fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related expenses of the independent trustees of the Trust, brokerage commissions and other investment related costs, hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes, (collectively, "Excluded Fund Fees and Expenses")) exceed 0.50% of the Fund's average daily net assets. In addition, the Manager shall reimburse the Fund to the extent that the sum of (i) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses), plus (ii) the amount of fees and expenses incurred indirectly by the Fund through its investment in other GMO Funds (excluding these Funds' Excluded Fund Fees and Expenses), exceeds 0.50% of the Fund's average daily net assets, subject to a maximum total reimbursement to such Fund equal to 0.50% of the Fund's average daily net assets.



EXAMPLE


    This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class III



       * After reimbursement

 GMO INFLATION INDEXED BOND FUND
Fund Inception Date: 3/31/97


INVESTMENT OBJECTIVE


High total return.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund invests primarily in securities that are indexed or otherwise "linked" to general measures of inflation in the country of issue. Under normal market conditions, the Fund will invest at least 80% of its net assets in each of (i) bond investments and (ii) inflation indexed investments. The Manager defines "inflation indexed" securities as those which are "linked" to general measures of inflation because such instrument's terms, principal or interest components change with general movements of inflation in the country of issue. These bonds may be issued by the U.S. government (including government agencies), foreign governments or corporate issuers. The Fund may also seek exposure to other fixed income securities of both U.S. and foreign issuers by investing a significant portion of its assets in the GMO Alpha LIBOR Fund, by investing in exchange-traded and over-the-counter derivative instruments (including to create "synthetic" bonds), and/or by direct investments. The GMO Alpha LIBOR Fund primarily invests in relatively high quality, low volatility fixed income instruments, including asset-backed securities issued by a range of governmental (including federal, state, local and foreign governments) and private issuers (see "Investments in GMO Funds Offered Through Separate Prospectuses" on page 76). The Fund may also expose a portion of its assets to lower-rated securities (also known as "junk bonds").



     The Manager uses fundamental investment techniques to select issues to match the Fund's duration to that of its benchmark. The Manager may use exchange-traded and over-the-counter derivative instruments to implement the Fund's strategy. The Manager seeks to identify fixed income investments that, in the opinion of the Manager, represent favorable values relative to their market prices.



BENCHMARK


     The Fund's benchmark is the Lehman Brothers Treasury Inflation Notes Index, an independently maintained and published index of inflation-indexed linked U.S. Treasury securities.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 54.



     - Market Risk - Fixed Income Securities - The value of the Fund's investments in fixed income securities will typically change as interest rates fluctuate. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities and so may be more significant for the Fund, which may invest a substantial portion of its assets in lower-rated securities or comparable unrated securities. In addition, a related market risk exists for the Fund, which invests in asset-backed securities that may be prepaid or the collateral of which may experience a default or downgrade. The Fund will also be exposed to additional market risk since it may also invest to a material extent in debt securities paying no interest.



     - Derivatives Risk - The use of derivatives involves risks different from, or greater than, investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underlying asset.



     - Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.



     - Currency Risk - Fluctuations in exchange rates may negatively affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies, or related derivative instruments. To the extent the Fund hedges currency exposure, there is a risk that the U.S. dollar will decline relative to the currency being hedged.



     Other principal risks of an investment in the Fund include Liquidity Risk (e.g., difficulty in purchasing and selling Fund investments), Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), Leveraging Risk (e.g., magnified risks from use of derivatives), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                 GMO INFLATION INDEXED BOND FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                     ANNUAL TOTAL RETURN/Class III Shares*


                            Year Ending December 31

[BAR GRAPH]

                                                                    INFLATION INDEXED BOND FUND(%)
                                                                    ------------------------------
1998                                                                              4.17
1999                                                                              2.70
2000                                                                             13.32
2001                                                                              8.59


                        Highest Quarter: 5.11% (1Q2001)


                        Lowest Quarter: -0.84% (4Q2001)


                      Year-to-Date (as of 3/31/02): 1.13%



                         AVERAGE ANNUAL TOTAL RETURNS*


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      3/31/97
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              8.59%       N/A        N/A       6.70%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   7.03%       N/A        N/A       4.58%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                          5.31%       N/A        N/A       4.32%
----------------------------------------------------------------------------
 LEHMAN INFLATION NOTES           7.90%       N/A        N/A       6.44%
----------------------------------------------------------------------------



* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES
  (expenses paid from Fund assets as a percentage of average daily net assets)
  ----------------------------------------------------------------------------------------
  Management fee                                                                   0.10%
  Distribution (12b-1) fee                                                         0.25%
  Other expenses(1)                                                                    %
  Administration fee(2)                                                            0.10%
  Total annual operating expenses                                                      %
  Expense reimbursement(3)                                                             %
  Net annual expenses                                                                  %



(1) Expense ratios reflect the inclusion of interest expense incurred as a result of entering into reverse repurchase agreements. For the fiscal year ended February 28, 2002, net annual operating expenses (before addition of interest
expense), interest expense, and net annual expenses were [    ]%, [    ]% and
[    ]%, respectively.


(2) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 3).


(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent that the Fund's total annual operating expenses (excluding the administration fee, distribution (12b-1) fees, expenses incurred indirectly by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.10% of the Fund's average daily net assets.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class III



       * After reimbursement

 GMO EMERGING COUNTRY DEBT
    SHARE FUND
Fund Inception Date: 7/20/98


INVESTMENT OBJECTIVE


High total return.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund invests primarily in the GMO Emerging Country Debt Fund ("ECDF"), and will therefore indirectly employ ECDF's principal strategies. Under normal market conditions, the Fund will invest at least 80% of its net assets in each of (i) investments tied economically to emerging country issuers and (ii) debt investments. The Manager defines "emerging countries" to include developing countries in Asia, Latin America, the Middle East, Africa and Europe ("Emerging Countries"). The Fund may also invest in cash and high quality money market instruments. ECDF seeks to achieve its objective of high total return by seeking exposure primarily to sovereign debt of Emerging Countries. ECDF may make use of a wide variety of exchange traded and over-the-counter derivative instruments to implement its strategies (including options, futures and swap contracts), and may seek to provide some protection against defaults through the use of credit default swaps. ECDF may also use credit default swaps to take an active long or short position with respect to the likelihood of a particular issuer's default. For a discussion of the objective, principal investments and strategies and portfolio construction process for ECDF, please see "Investments in GMO Funds Offered Through Separate Prospectuses" on page 76.



BENCHMARK


     The Fund's benchmark is the J.P. Morgan Emerging Markets Bond Index Global, an independently maintained and published index composed of debt securities of 31 countries, which includes Brady bonds, sovereign debt, local debt and Eurodollar debt, all of which are dollar denominated.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. The most significant risks of an investment in the Fund are the risks the Fund is exposed to through ECDF, which include those outlined in the following brief summary of the principal risks; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 54.



     - Market Risk - Fixed Income Securities - The value of the Fund's investments in fixed income securities will typically change as interest rates fluctuate. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities and so may be more significant for the Fund, which may invest a substantial portion of its assets in lower-rated securities or comparable unrated securities. In addition, a related market risk exists for the Fund, which invests in asset-backed securities that may be prepaid or the collateral of which may experience a default or downgrade. The Fund will also be exposed to additional market risk since it may also invest to a material extent in debt securities paying no interest.



     - Liquidity Risk - The Fund's ability to purchase or sell securities may be hindered by a limited market or legal restrictions. Such risks are enhanced by the Fund's investments in emerging market securities and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.



     - Derivatives Risk - The use of derivatives involves risks different from, or greater than, investments in securities and other investments. Derivatives may increase other Fund risks, including market risk, liquidity risk and credit risk, and may not correlate in value to the relevant underlying asset. Credit default swaps are difficult to value, highly susceptible to liquidity and credit risk, and only pay a return to the party seeking protection from (or otherwise "betting" on) a default, in the event of an actual default by the issuer of the underlying obligation. Credit default swaps also have documentation risk, including the risk that the parties may disagree as to terms of the contract (e.g., the definition of default).



     - Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market. These risks are more pronounced for Emerging Country issuers, as these securities present market, credit, currency, liquidity, legal, political and other risks greater than or in addition to risks of investing in the securities of U.S. or more developed foreign country issuers.



     - Credit and Counterparty Risk - The issuer or guarantor of a fixed income security may be unable or unwilling to make timely principal and interest payment. This risk may be particularly acute for emerging markets issuers or issuers of lower rated securities.



     Other principal risks of an investment in the Fund include
Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), Leveraging Risk (e.g., magnified risks from use of derivatives), Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                       GMO EMERGING COUNTRY DEBT
                                                                      SHARE FUND



PERFORMANCE



     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                     ANNUAL TOTAL RETURN/Class III Shares*


                            Years Ending December 31

[Bar Graph]

                                                               GMO EMERGING COUNTRY DEBT SHARE FUND (%)
                                                               ----------------------------------------
1999                                                                             32.13
2000                                                                             24.22
2001                                                                             14.25


                        Highest Quarter: 18.02% (4Q1999)


                        Lowest Quarter: -3.56% (3Q2001)


                      Year-to-Date (as of 3/31/02): 9.03%



                         AVERAGE ANNUAL TOTAL RETURNS*


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      7/20/98
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              14.25%      N/A        N/A       8.06%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                    8.77%      N/A        N/A       3.14%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                           8.67%      N/A        N/A       3.88%
----------------------------------------------------------------------------
 J.P. MORGAN EMBI GLOBAL           1.36%      N/A        N/A       6.26%
----------------------------------------------------------------------------
 EMBI GLOBAL +(#)                  1.36%      N/A        N/A       5.88%
----------------------------------------------------------------------------



(#) The Emerging Market Bond Index ("EMBI") Global + is a composite benchmark computed by the Manager, and represents the J.P. Morgan EMBI prior to 8/95, J.P. Morgan EMBI + through 12/31/99, and the J.P. Morgan EMBI Global thereafter.



* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES
  (expenses paid from Fund assets as a percentage of average daily net assets)
  ----------------------------------------------------------------------------------------
  Management fee(1)                                                                0.35%
  Distribution (12b-1) fee                                                         0.25%
  Other expenses(1)                                                                    %
  Administration fee(2)                                                            0.05%
  Total annual operating expenses(1)                                                   %
  Expense reimbursement(1,3)                                                           %
  Net annual expenses(1)                                                               %



(1) The Fund invests substantially all of its assets in GMO Emerging Country Debt Fund (offered through a separate prospectus) and indirectly bears the purchase premium (currently 0.50% of amount invested), redemption fee (currently 0.25% of amount redeemed, subject to certain limited exceptions), and operating expenses applicable to that Fund. Total and net annual operating expenses in the table above represent combined fees and expenses of both funds. Purchase premiums and redemption fees are paid to and retained by the Emerging Country Debt Fund to allocate portfolio transaction costs caused by shareholder activity to the shareholder generating the activity. Purchase premiums apply only to cash purchases of Emerging Country Debt Fund shares, and certain limited fee waivers and reductions may apply from time to time.


(2) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 3).


(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent that the Fund's total annual operating expenses (excluding the administration fee, distribution (12b-1) fees, expenses incurred indirectly by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes) exceed 0.00% of the Fund's daily net assets.



EXAMPLE



     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class III



       * After reimbursement

                   ASSET ALLOCATION FUNDS ("FUNDS OF FUNDS")

     The Asset Allocation Funds invest primarily in other GMO Funds to provide an investor with exposure to the investments -- and attendant risks -- of the underlying Funds.

PORTFOLIO CONSTRUCTION

     The Manager uses fundamental and quantitative investment principles to provide broad exposure to asset classes or sectors ("Asset Classes") and to make optimal allocations among these Asset Classes. The Manager uses top-down valuation methodologies to allocate Fund assets into those underlying Funds whose Asset Classes the Manager believes are undervalued. The Manager considers forecasted risk, return, transaction costs and expected value-added for each of the underlying Funds when implementing the allocation strategy. Each Fund will consider whether to rebalance when cash flows occur, the investment outlook changes, or there has been a significant change in market valuation levels.

 GMO INTERNATIONAL EQUITY
    ALLOCATION FUND

Fund Inception Date: 10/11/96



INVESTMENT OBJECTIVE


Seeks total return greater than its benchmark.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund is a fund-of-funds and invests in shares of other GMO mutual funds including primarily the GMO International Equity Funds (including the GMO Emerging Markets Fund and other GMO International Equity Funds offered in separate prospectuses) and the GMO Fixed Income Funds (including GMO Fixed Income Funds offered in separate prospectuses) (the "underlying funds"). For information regarding underlying Funds not offered in this Prospectus, see "Investments in GMO Funds Offered Through Separate Prospectuses" on page 76. Under normal market conditions, the Fund will invest at least 80% of its net assets in equity investments. Depending upon the Manager's current valuation assessment of the global marketplace the Fund may own different proportions of underlying funds at different times. The Fund attempts to shift its investments in underlying funds opportunistically when the investment outlook has changed, when cash flows occur, or when there has been a significant change in market valuation levels. The Fund will typically be nearly fully exposed to equity and fixed income securities through investment in the underlying funds.


     The investment process for the Fund begins with an universe generally represented by MSCI AC World Free ex-U.S. Index. The Manager determines weightings in the underlying funds using an optimization based on long-term forecasts of relative value and risk among the major asset classes. This process analyzes country, sector and individual security levels based on factors/characteristics such as aggregated price/book, dividend yield, cash earnings, price/earnings, inflation, and interest rates, among others. Once these return and risk forecasts have been developed for each country, a similar process is run at the individual security level. This forecasted return and risk information is then adjusted to incorporate the expected value-added for each of the underlying funds which are used to implement the asset allocation portfolio. The expected value-added for each underlying fund is determined by assessing such fund's historical ability to add value as well as an analysis of what, if anything, has changed about the asset class which might cause such fund's future value-added to be higher or lower than historical levels. The Fund seeks to outperform its benchmark by 2% to 3% per year with low risk relative to its benchmark.



BENCHMARK


     The Fund's benchmark is the MSCI All Country World Free ex-U.S. Index, an international (excluding U.S. and including emerging) equity index, independently maintained and published by Morgan Stanley Capital International.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 54.



     - Risks of a Fund of Funds - Because the Fund invests in other funds, the most significant risk of an investment in the Fund is the risk that one or more underlying funds will not perform as expected or will underperform other similar funds. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying funds.



     - Foreign Investment Risk - Investments by underlying funds in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.



     - Derivatives Risk - Underlying funds may make extensive use of derivatives, which involves risks different from, or greater than risks associated with direct investments in securities.



     - Market Risk - Equity Securities - Investments by underlying funds in equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The possibility that stock market prices in general will decline over short or extended periods subjects underlying funds to unpredictable declines in the value of their shares, as well as periods of poor performance.



     - Market Risk - Fixed Income Securities - The value of an underlying fund's investments in fixed income securities will typically change as interest rates fluctuate. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities.



     Other principal risks of an investment in the Fund include Smaller Company Risk (e.g., magnified market risk and liquidity risk from investments in companies with small capitalization), Currency Risk (e.g., risk that fluctuations in value of non-dollar denominated Fund investments negatively affect the value of such holdings), Leveraging Risk (e.g., magnified risks from use of derivatives), Liquidity Risk (e.g., difficulty in purchasing and selling underlying fund investments), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                            GMO INTERNATIONAL EQUITY


                                               ALLOCATION FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                     ANNUAL TOTAL RETURN/Class III Shares*


                            Years ending December 31

[BAR GRAPH]

                                                                INTERNATIONAL EQUITY ALLOCATION FUND(%)
                                                                ---------------------------------------
1997                                                                              1.74
1998                                                                              1.99
1999                                                                             26.77
2000                                                                             -6.52
2001                                                                             -5.73


                        Highest Quarter: 14.99% (4Q1998)


                        Lowest Quarter: -15.91% (3Q1998)


                      Year-to-Date (as of 3/31/02): 8.65%



                         AVERAGE ANNUAL TOTAL RETURNS*


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      10/11/96
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              -5.73%    3.00%        N/A       3.39%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   -6.68%    1.10%        N/A       1.49%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                     -3.47%    1.68%        N/A       1.99%
----------------------------------------------------------------------------
 MSCI AC WORLD FREE EX-U.S.      -19.73%    0.83%        N/A       1.15%
----------------------------------------------------------------------------



* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES
  (expenses paid from Fund assets as a percentage of average daily net assets)
  ----------------------------------------------------------------------------------------
  Management fee(1)                                                                   *
  Distribution (12b-1) fee                                                         0.25%
  Other expenses(1)                                                                   *
  Administration fee(2)                                                            0.05%
  Total annual operating expenses(1)                                                  *
  Expense reimbursement(1,3)                                                          *
  Net annual expenses(1)                                                              *



(1) The Fund does not charge any management fees directly. The Fund does charge distribution (12b-1) fees and a 0.05% administration fee (see note 2), The Fund
also incurs certain other direct expenses ([    ]% for the year ended February
28, 2002), all of which are reimbursed through at least June 30, 2003 as described in note 3 below. However, because the Fund invests primarily in other GMO Funds ("underlying Funds"), the Fund also incurs fees and expenses indirectly as a shareholder of the underlying Funds. The net annual operating expenses indirectly incurred by the Fund for the fiscal year ended February 28,
2002 were [    ]%.


(2) The administration fee for each Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 3).


(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent that the Fund's total annual operating expenses (excluding the administration fee, distribution (12b-1) fees, expenses incurred indirectly by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.00% of the Fund's daily net assets.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class III



       * After reimbursement

 GMO WORLD EQUITY
    ALLOCATION FUND

Fund Inception Date: 6/28/96



INVESTMENT OBJECTIVE


Seeks total return greater than its benchmark.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund is a fund-of-funds and invests in shares of other GMO mutual funds including primarily the GMO International Equity Funds (including the GMO Emerging Markets Fund and other GMO International Equity Funds offered in separate prospectuses), the GMO U.S. Equity Funds (including GMO U.S. Equity Funds offered in separate prospectuses), and the GMO Fixed Income Funds (including GMO Fixed Income Funds offered in separate prospectuses) (the "underlying funds"). For information regarding underlying Funds not offered in this Prospectus, see "Investments in GMO Funds Offered Through Separate Prospectuses" on page 76. Under normal market conditions, the Fund will invest at least 80% of its net assets in equity investments. Depending upon the Manager's current valuation assessment of the global marketplace the Fund may own different proportions of underlying funds at different times. The Fund attempts to shift its investments in underlying funds opportunistically when the investment outlook has changed, when cash flows occur, or when there has been a significant change in market valuation levels. The Fund will typically be nearly fully exposed to equity and fixed income securities through investment in the underlying funds.



     The investment process for the Fund begins with an universe generally represented by the MSCI AC World Free Index. The Manager determines weightings in the underlying funds using an optimization based on long-term forecasts of relative value and risk among the major asset classes. This process analyzes country, sector and individual security levels based on factors/characteristics such as aggregated price/book, dividend yield, cash earnings, price/earnings, inflation, and interest rates, among others. Once these return and risk forecasts have been developed for each country, a similar process is run at the individual security level. This forecasted return and risk information is then adjusted to incorporate the expected value-added for each of the underlying funds which are used to implement the asset allocation portfolio. The expected value-added for each underlying fund is determined by assessing such fund's historical ability to add value as well as an analysis of what, if anything, has changed about the asset class which might cause such fund's future value-added to be higher or lower than historical levels. The Fund seeks to outperform its benchmark by 2% to 3% per year with low risk relative to its benchmark.



BENCHMARK


     The Fund's benchmark is the MSCI All Country World Free Index, a global (including U.S. and emerging) equity index, independently maintained and published by Morgan Stanley Capital International.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 54.



     - Risks of a Fund of Funds - Because the Fund invests in other funds, the most significant risk of an investment in the Fund is the risk that one or more underlying funds will not perform as expected or will underperform other similar funds. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying funds.



     - Foreign Investment Risk - Investments by underlying funds in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.



     - Derivatives Risk - Underlying funds may make extensive use of derivatives, which involves risks different from, or greater than risks associated with direct investments in securities.



     - Market Risk - Equity Securities - Investments by underlying funds in equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The possibility that stock market prices in general will decline over short or extended periods subjects underlying funds to unpredictable declines in the value of their shares, as well as periods of poor performance.



     - Market Risk - Fixed Income Securities - The value of an underlying Fund's investments in fixed income securities will typically change as interest rates fluctuate. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities.



     Other principal risks of an investment in the Fund include Smaller Company Risk (e.g., magnified market risk and liquidity risk from investments in companies with small capitalization), Currency Risk (e.g., risk that fluctuations in value of non-dollar denominated Fund investments negatively affect the value of such holdings), Leveraging Risk (e.g., magnified risks from use of derivatives), Liquidity Risk (e.g., difficulty in purchasing and selling underlying fund investments), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                  GMO WORLD EQUITY


                                                     ALLOCATION FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                     ANNUAL TOTAL RETURN/Class III Shares*


                            Years Ending December 31

[Bar Graph]

                                                                   WORLD EQUITY ALLOCATION FUND (%)
                                                                   --------------------------------
1997                                                                             10.23
1998                                                                              2.73
1999                                                                             23.44
2000                                                                             -0.62
2001                                                                             -1.52


                        Highest Quarter: 14.30% (4Q1998)


                        Lowest Quarter: -15.08% (3Q1998)


                      Year-to-Date (as of 3/31/02): 8.32%



                         AVERAGE ANNUAL TOTAL RETURNS*


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      6/28/96*
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              -1.52%    6.47%        N/A       6.75%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   -3.20%    3.50%        N/A       3.85%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                     -0.94%    4.20%        N/A       4.43%
----------------------------------------------------------------------------
 MSCI WORLD AC WORLD FREE        -16.20%    5.11%        N/A       5.62%
----------------------------------------------------------------------------



* The Fund commenced operations on June 28, 1996 with two classes of shares - Class I shares and Class II shares. Class I shares converted to Class III shares on January 9, 1998. Class II shares converted to Class III shares on October 16, 1996.



* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.


FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES
  (expenses paid from Fund assets as a percentage of average daily net assets)
  ----------------------------------------------------------------------------------------
  Management fee(1)                                                                   *
  Distribution (12b-1) fee                                                         0.25%
  Other expenses(1)                                                                   *
  Administration fee(2)                                                            0.05%
  Total annual operating expenses(1)                                                  *
  Expense reimbursement(1,3)                                                          *
  Net annual expenses(1)                                                              *



(1) The Fund does not charge any management fees directly. The Fund does charge distribution (12b-1) fees and a 0.05% administration fee (see note 2). The Fund
also incurs certain other direct expenses ([    ]% for the year ended February
28, 2002), all of which are reimbursed through at least June 30, 2003. However, because the Fund invests primarily in other GMO Funds ("underlying Funds"), the Fund also incurs fees and expenses indirectly as a shareholder of the underlying Funds. The net annual operating expenses indirectly incurred by the Fund for the
fiscal year ended February 28, 2002 were [    ]%.


(2) The administration fee for each Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 3).


(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent that the Fund's total annual operating expenses (excluding the administration fee, distribution (12b-1) fees, expenses incurred indirectly by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes) exceed 0.00% of the Fund's daily net assets.


EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class III



       * After reimbursement

 GMO GLOBAL (U.S.+) EQUITY
    ALLOCATION FUND

Fund Inception Date: 11/26/96



INVESTMENT OBJECTIVE


Seeks total return greater than its benchmark.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund is a fund-of-funds and invests in shares of other GMO mutual funds including primarily the GMO U.S. Equity Funds (including GMO U.S. Equity Funds offered in separate prospectuses), the GMO International Equity Funds (including the GMO Emerging Markets Fund and other GMO International Equity Funds offered in separate prospectuses) and the GMO Fixed Income Funds (including GMO Fixed Income Funds offered in separate prospectuses) (the "underlying funds"). For information regarding underlying Funds not offered in this Prospectus, see "Investments in GMO Funds Offered Through Separate Prospectuses" on page 76. Under normal market conditions, the Fund will invest at least 80% of its net assets in equity investments. Depending upon the Manager's current valuation assessment of the global marketplace the Fund may own different proportions of underlying funds at different times. The Fund attempts to shift its investments in underlying funds opportunistically when the investment outlook has changed, when cash flows occur, or when there has been a significant change in market valuation levels. The Fund will typically be nearly fully exposed to equity and fixed income securities through investment in the underlying funds.



     The investment process for the Fund begins with an universe generally represented by the GMO Global Equity Index. The Manager determines weightings in the underlying funds using an optimization based on long-term forecasts of relative value and risk among the major asset classes. This process analyzes country, sector and individual security levels based on factors/characteristics such as aggregated price/book, dividend yield, cash earnings, price/earnings, inflation, and interest rates, among others. Once these return and risk forecasts have been developed for each country, a similar process is run at the individual security level. This forecasted return and risk information is then adjusted to incorporate the expected value-added for each of the underlying funds which are used to implement the asset allocation portfolio. The expected value-added for each underlying fund is determined by assessing such fund's historical ability to add value as well as an analysis of what, if anything, has changed about the asset class which might cause such fund's future value-added to be higher or lower than historical levels. The Fund seeks to outperform its benchmark by 2% to 3% per year with low risk relative to its benchmark.



BENCHMARK


     The Fund's benchmark is the GMO Global Equity Index a composite computed by GMO and comprised of 75% by the S&P 500 Stock Index (a U.S. large capitalization stock index, independently maintained and published by Standard & Poor's Corporation) and 25% by the MSCI AC World Free ex.-U.S. Index (an international (excluding U.S. and including emerging) equity index, independently maintained and published by Morgan Stanley Capital International).



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 54.



     - Risks of a Fund of Funds - Because the Fund invests in other funds, the most significant risk of an investment in the Fund is the risk that one or more underlying funds will not perform as expected or will underperform other similar funds. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying funds.



     - Foreign Investment Risk - Investments by underlying funds in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.



     - Derivatives Risk - Underlying funds may make extensive use of derivatives, which involves risks different from, or greater than risks associated with direct investments in securities.



     - Market Risk - Equity Securities - Investments by underlying funds in equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The possibility that stock market prices in general will decline over short or extended periods subjects underlying funds to unpredictable declines in the value of their shares, as well as periods of poor performance.



     - Market Risk - Fixed Income Securities - The value of an underlying Fund's investments in fixed income securities will typically change as interest rates fluctuate. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities.



     Other principal risks of an investment in the Fund include Smaller Company Risk (e.g., magnified market risk and liquidity risk from investments in companies with small capitalization), Currency Risk (e.g., risk that fluctuations in value of non-dollar denominated Fund investments negatively affect the value of such holdings), Leveraging Risk (e.g., magnified risks from use of derivatives), Liquidity Risk (e.g., difficulty in purchasing and selling underlying fund investments), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                       GMO GLOBAL (U.S.+) EQUITY
                                                                 ALLOCATION FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                     ANNUAL TOTAL RETURN/Class III Shares*


                            Years Ending December 31

[Bar Graph]

                                                               GLOBAL (U.S.+) EQUITY ALLOCATION FUND (%)
                                                               -----------------------------------------
1997                                                                             19.90
1998                                                                              5.97
1999                                                                             19.28
2000                                                                              3.75
2001                                                                             -0.74


                        Highest Quarter: 14.22% (4Q1998)


                        Lowest Quarter: -13.52% (3Q1998)


                      Year-to-Date (as of 3/31/02): 6.34%



                         AVERAGE ANNUAL TOTAL RETURNS*


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      11/16/96
----------------------------------------------------------------------------
 RETURN BEFORE TAXES              -0.74%    9.31%        N/A       9.27%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                   -1.83%    5.76%        N/A       5.63%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                      0.02%    6.36%        N/A       6.25%
----------------------------------------------------------------------------
 GMO GLOBAL EQUITY               -13.87%    8.26%        N/A       7.71%
----------------------------------------------------------------------------



* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES
  (expenses paid from Fund assets as a percentage of average daily net assets)
  ----------------------------------------------------------------------------------------
  Management fee(1)                                                                   *
  Distribution (12b-1) fee                                                         0.25%
  Other expenses(1)                                                                   *
  Administration fee(2)                                                            0.05%
  Total annual operating expenses(1)                                                  *
  Expense reimbursement(1,3)                                                          *
  Net annual expenses(1)                                                              *



(1) The Fund does not charge any management fees directly. The Fund does charge distribution (12b-1) fees and a 0.05% administration fee (see note 2). The Fund
also incurs certain other direct expenses ([    ]% for the year ended February
28, 2002), all of which are reimbursed through at least June 30, 2003. However, because the Fund invests primarily in other GMO Funds ("underlying Funds"), the Fund also incurs fees and expenses indirectly as a shareholder of the underlying Funds. The net annual operating expenses indirectly incurred by the Fund for the
fiscal year ended February 28, 2002 were [    ]%.


(2) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 3).


(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent that the Fund's total annual operating expenses (excluding the administration fee, distribution (12b-1) fees, expenses incurred indirectly by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes) exceed 0.00% of the Fund's daily net assets.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class III



       * After reimbursement

 GMO GLOBAL BALANCED
    ALLOCATION FUND
Fund Inception Date: 7/29/96


INVESTMENT OBJECTIVE


Seeks total return greater than its benchmark.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund is a fund-of-funds and invests in shares of other GMO mutual funds including the GMO International Equity Funds (including the GMO Emerging Markets Funds and other GMO International Equity Funds offered in separate prospectuses), the GMO Fixed Income Funds (including GMO Fixed Income Funds offered in separate prospectuses) and the GMO U.S. Equity Funds (including GMO U.S. Equity Funds offered in separate prospectuses) (the "underlying Funds"). For information regarding underlying Funds not offered in this Prospectus, see "Investments in GMO Funds Offered Through Separate Prospectuses" on page 76. Depending upon the Manager's current valuation assessment of the global marketplace the Fund may own different proportions of underlying funds at different times. The Fund attempts to shift its investments in underlying funds opportunistically when the investment outlook has changed, when cash flows occur, or when there has been a significant change in market valuation levels. The Fund will typically be nearly fully exposed to equity and fixed income securities through investment in the underlying funds.


     The investment process for the Fund begins with an universe generally represented by the GMO Global Balanced Index. The Manager determines weightings in the underlying funds using an optimization based on long-term forecasts of relative value and risk among the major asset classes. This process analyzes country, sector and individual security levels based on factors/characteristics such as aggregated price/book, dividend yield, cash earnings, price/earnings, inflation, and interest rates, among others. Once these return and risk forecasts have been developed for each country, a similar process is run at the individual security level. This forecasted return and risk information is then adjusted to incorporate the expected value-added for each of the underlying funds which are used to implement the asset allocation portfolio. The expected value-added for each underlying fund is determined by assessing such fund's historical ability to add value as well as an analysis of what, if anything, has changed about the asset class which might cause such fund's future value-added to be higher or lower than historical levels. The Fund seeks to outperform its benchmark by 2% to 3% per year with low risk relative to its benchmark.



BENCHMARK


     The Fund's benchmark is the GMO Global Balanced Index, a composite benchmark computed by GMO and comprised 48.75% by the S&P 500 Stock Index (a U.S. large capitalization stock index, independently maintained and published by Standard & Poor's Corporation), 16.25% by MSCI AC World Free ex-U.S. Index (an international (excluding U.S. and including emerging) equity index, independently maintained and published by Morgan Stanley Capital International) and 35% by Lehman Brothers Aggregate Bond Index (an independently maintained and published index comprised of U.S. fixed rate debt issues, having a maturity of at least one year, rated investment grade or higher by Moody's Investors Service, Standard & Poor's or Fitch IBCA, Inc.). It reflects reinvestment of all applicable dividends, capital gains, and interest.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 54.



     - Risks of a Fund of Funds - Because the Fund invests in other funds, the most significant risk of an investment in the Fund is the risk that one or more underlying Funds will not perform as expected or will underperform other similar funds. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying funds.


     - Foreign Investment Risk - Investments by underlying funds in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market.


     - Derivatives Risk - Underlying funds may make extensive use of derivatives, which involves risks different from, or greater than risks associated with direct investments in securities.


     - Market Risk - Equity Securities - Investments by underlying funds in equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The possibility that stock market prices in general will decline over short or extended periods subjects underlying funds to unpredictable declines in the value of their shares, as well as periods of poor performance.


     - Market Risk - Fixed Income Securities - The value of an underlying Fund's investments in fixed income securities will typically change as interest rates fluctuate. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities.



     Other principal risks of an investment in the Fund include Smaller Company Risk (e.g., magnified market risk and liquidity risk from investments in companies with small capitalization), Currency Risk (e.g., risk that fluctuations in value of non-dollar denominated Fund investments negatively affect the value of such holdings), Leveraging Risk (e.g., magnified risks from use of derivatives), Liquidity Risk (e.g., difficulty in purchasing and selling underlying fund investments), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                             GMO GLOBAL BALANCED


                                                                 ALLOCATION FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                     ANNUAL TOTAL RETURN/Class III Shares*


                            Years Ending December 31

[Bar Graph]

                                                                  GLOBAL BALANCED ALLOCATION FUND (%)
                                                                  -----------------------------------
1997                                                                             16.05
1998                                                                              4.38
1999                                                                             10.97
2000                                                                              7.39
2001                                                                              3.74


                        Highest Quarter: 8.58% (2Q1997)


                        Lowest Quarter: -7.89% (3Q1998)


                      Year-to-Date (as of 3/31/02): 4.74%



                         AVERAGE ANNUAL TOTAL RETURNS*


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                  1 YEAR   5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      7/29/96*
----------------------------------------------------------------------------
 RETURN BEFORE TAXES               3.74%    8.41%        N/A      10.07%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                    1.91%    5.43%        N/A       7.02%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                           2.27%    5.57%        N/A       6.91%
----------------------------------------------------------------------------
 GMO GLOBAL BALANCED              -6.15%    8.35%        N/A       9.87%
----------------------------------------------------------------------------
 50% S&P 500/50% LEHMAN
  AGGREGATE BOND                  -1.67%    9.50%        N/A      10.97%
----------------------------------------------------------------------------



* The Fund commenced operations on July 29, 1996 with a single class of shares - Class I shares. Class I and Class II shares converted to Class III shares on January 9, 1998.



* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.



FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES
  (expenses paid from Fund assets as a percentage of average daily net assets)
  ----------------------------------------------------------------------------------------
  Management fee(1)                                                                   *
  Distribution (12b-1) fee                                                         0.25%
  Other expenses(1)                                                                   *
  Administration fee(2)                                                            0.05%
  Total annual operating expenses(1)                                                  *
  Expense reimbursement(1,3)                                                          *
  Net annual expenses(1)                                                              *



(1) The Fund does not charge any management fees directly. The Fund does charge distribution (12b-1) fees and a 0.05% administration fee (see note 2). The Fund
also incurs certain other direct expenses ([    ]% for the year ended February
28, 2002), all of which are reimbursed through at least June 30, 2003 as described in note 3 below. However, because the Fund invests primarily in other GMO Funds ("underlying Funds"), the Fund also incurs fees and expenses indirectly as a shareholder of the underlying Funds. The net annual operating expenses indirectly incurred by the Fund for the fiscal year ended February 28,
2002 were [    ]%.


(2) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 3).


(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent that the Fund's total annual operating expenses (excluding the administration fee, distribution (12b-1) fees, expenses incurred indirectly by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.00% of the Fund's daily net assets.



EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                              1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                              -------    -------    -------    --------
Class III



       * After reimbursement

 GMO U.S. SECTOR FUND
Fund Inception Date: 12/31/92


INVESTMENT OBJECTIVE


Seeks total return greater than its benchmark.



PRINCIPAL INVESTMENT STRATEGIES


     The Fund invests primarily in the U.S. Core Fund, Growth Fund, Value Fund, Intrinsic Value Fund and REIT Fund, which are offered in this Prospectus, and in the GMO Small Cap Growth Fund and Small Cap Value Fund (offered through a separate prospectus) (collectively, the "underlying Funds") (see "Investments in GMO Funds Offered Through Separate Prospectuses" on page 76). The Fund may also directly invest in common stocks. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments tied economically to the United States. Depending upon the Manager's current valuation assessment of the global marketplace the Fund may own different proportions of underlying funds at different times. The Fund attempts to shift its investments in underlying funds opportunistically when cash flows occur, when the investment outlook has changed, or when there has been a significant change in market valuation levels. The Fund will typically be nearly fully exposed to equity securities through investment in the underlying funds.



     The investment process for the Fund begins with a universe generally represented by the Wilshire 5000 Stock index. The Manager determines weightings in the underlying funds using an optimization based on long-term forecasts of relative value and risk among the major asset classes. This process analyzes sector and individual security levels based on factors/ characteristics such as aggregated price/book, price/fair value, dividend yield, cash earnings, price/earnings, inflation, and interest rates, among others. Specific to REIT valuation, the process analyzes factors such as price to fair value, price/ earnings momentum, short-term sector momentum and property type. Forecasted return and risk information is then adjusted to incorporate the expected value-added for each of the underlying funds which are used to implement the asset allocation portfolio. The expected value-added for each underlying fund is determined by assessing such fund's historical ability to add value as well as an analysis of what, if anything, has changed about the asset class which might cause such fund's future value-added to be higher or lower than historical levels. The Fund seeks to outperform its benchmark by 2% to 3% per year with low risk relative to its benchmark.



BENCHMARK


     The Fund's benchmark is the S&P 500 Stock Index, a U.S. large capitalization stock index, independently maintained and published by Standard & Poor's Corporation.



PRINCIPAL RISKS OF INVESTING IN THE FUND


     The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund; for a more complete discussion of these risks, see "Summary of Principal Risks" on page 54.



     - Risks of a Fund of Funds - Because the Fund invests in other funds, the most significant risk of an investment in the Fund is the risk that one or more underlying Funds will not perform as expected or will underperform other similar funds. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying funds.



     - Derivatives Risk - Underlying funds may make extensive use of derivatives, which involves risks different from, or greater than risks associated with direct investments in securities.



     - Market Risk - Equity Securities - Investments by underlying funds in equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The possibility that stock market prices in general will decline over short or extended periods subjects underlying funds to unpredictable declines in the value of their shares, as well as periods of poor performance.



     - Market Risk - Fixed Income Securities - The value of an underlying Fund's investments in fixed income securities will typically change as interest rates fluctuate. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities.



     Other principal risks of an investment in the Fund include Smaller Company Risk (e.g., magnified market risk and liquidity risk from investments in companies with small capitalization), Currency Risk (e.g., risk that fluctuations in value of non-dollar denominated Fund investments negatively affect the value of such holdings), Foreign Investment Risk (e.g., risks attendant to markets that may be less stable, smaller (both in size and number of participants), less liquid, less regulated, and have higher trading costs relative to the U.S. market), Leveraging Risk (e.g., magnified risks from use of derivatives), Liquidity Risk (e.g., difficulty in purchasing and selling underlying fund investments), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

                                                            GMO U.S. SECTOR FUND



PERFORMANCE


     The bar chart and table indicate the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart below and to the left shows changes in the Fund's annual total returns from year to year for the periods shown. The table below and to the right shows how the Fund's average annual total returns for different calendar periods compare with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Performance results in the table reflect payment of Fund expenses; returns for the comparative index do not reflect payment of any fees, expenses or taxes. Past performance (before and after taxes) is not an indication of future performance.



                     ANNUAL TOTAL RETURN/Class III Shares*


                            Years Ending December 31

[Bar Graph]

                                                                         U.S. SECTOR FUND (%)
                                                                         --------------------
1993                                                                             16.88
1994                                                                              3.27
1995                                                                             43.18
1996                                                                             18.24
1997                                                                             28.64
1998                                                                             11.64
1999                                                                             14.31
2000                                                                              9.84
2001                                                                              7.27


                        Highest Quarter: 16.09% (4Q1998)


                        Lowest Quarter: -12.52% (3Q1998)


                      Year to Date (as of 3/31/02): 4.39%



                         AVERAGE ANNUAL TOTAL RETURNS*


                        Periods Ending December 31, 2001



----------------------------------------------------------------------------
                                 1 YEAR    5 YEARS   10 YEARS   INCEPT.
----------------------------------------------------------------------------
 CLASS III                                                      12/31/92#
----------------------------------------------------------------------------
 RETURN BEFORE TAXES               7.27%   14.10%        N/A      16.50%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS                    6.06%    5.39%        N/A       9.47%
----------------------------------------------------------------------------
 RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                      4.40%    7.67%        N/A      10.53%
----------------------------------------------------------------------------
 S&P 500                         -11.89%   10.70%        N/A      13.54%
----------------------------------------------------------------------------



# The Fund's performance during 2001 is positively affected by approximately 7.50% as a result of the Fund's receipt of proceeds from litigation settlements relating to securities held by the Fund during prior periods and accounted for by the Fund during 2001.



* The return information presented in the bar chart and table is that of the Fund's Class III shares, which are offered through a separate prospectus. Class M shares are invested in the same portfolio of securities as Class III shares and would have substantially similar annual returns. Annual returns would differ only to the extent Class M shares and Class III shares do not have the same expenses.


FEES AND EXPENSES


     The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.



  ANNUAL FUND OPERATING EXPENSES
  (EXPENSES PAID FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
  ----------------------------------------------------------------------------------------
  Management fee                                                                   0.33%
  Distribution (12b-1) fee                                                         0.25%
  Other expenses(1)                                                                    %
  Administration fee(2)                                                            0.10%
  Total annual operating expenses(1)                                                   %
  Expense reimbursement(1,3)                                                           %
  Net annual expenses(1)                                                               %



(1) The Fund may invest in other GMO Funds ("underlying Funds") and/or directly in securities and other investments. The amounts indicated above reflect the aggregate of the direct expenses associated with an investment in the Fund, and the indirect expenses associated with the Fund's investment in underlying Funds. As described in note 3 below, the Manager will reimburse the Fund for certain direct and indirect expenses, although the Manager's maximum total expense reimbursement to the Fund is equal to 0.33% of the Fund's average daily net assets. For the fiscal year ended February 28, 2002, the Fund's annualized indirect total net operating expenses were [ ]%. Actual indirect expenses for the fiscal year ending February 28, 2003 will vary depending on a number of factors, including the percentage of the Fund's portfolio invested in underlying Funds, the particular underlying Funds and the size of those investments.


(2) The administration fee for the Fund is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 3).


(3) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (excluding the administration fee, distribution (12b-1) fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes (collectively, "Excluded Fund Fees and Expenses")) exceed 0.33% of the Fund's average daily net assets. In addition, the Manager shall reimburse the Fund to the extent that the sum of (i) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses), plus (ii) the amount of fees and expenses incurred indirectly by the Fund through its investment in other GMO Funds (excluding these Funds' Excluded Fund Fees and Expenses), exceeds 0.33% of the Fund's average daily net assets, subject to a maximum total reimbursement to such Fund equal to 0.33% of the Fund's average daily net assets.


EXAMPLE


     This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



                                                            1 YEAR*    3 YEARS    5 YEARS    10 YEARS
                                                            -------    -------    -------    --------
Class III



        * After reimbursement

                           SUMMARY OF PRINCIPAL RISKS

     The following chart identifies the Principal Risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

------------------------------------------------------------------------------------------------------------------------------
                                         MARKET RISK
                                    ---------------------
                                                 FIXED               SMALLER               FOREIGN                  NON-
                                      EQUITY     INCOME   LIQUIDITY  COMPANY  DERIVATIVES INVESTMENT CURRENCY  DIVERSIFICATION
                                    SECURITIES SECURITIES   RISK      RISK       RISK        RISK      RISK         RISK
------------------------------------------------------------------------------------------------------------------------------
 DOMESTIC EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------
 U.S. Core Fund                        --                    --                   --          --
------------------------------------------------------------------------------------------------------------------------------
 Tobacco-Free Core Fund                --                    --                   --          --
------------------------------------------------------------------------------------------------------------------------------
 Value Fund                            --                    --                   --          --                     --
------------------------------------------------------------------------------------------------------------------------------
 Intrinsic Value Fund                  --                    --                   --          --                     --
------------------------------------------------------------------------------------------------------------------------------
 Growth Fund                           --                    --                   --          --                     --
------------------------------------------------------------------------------------------------------------------------------
 REIT Fund                             --         --         --                   --          --        --           --
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------
 International Disciplined Equity
  Fund                                 --         --         --                   --          --        --
------------------------------------------------------------------------------------------------------------------------------
 International Intrinsic Value Fund    --         --         --                   --          --        --
------------------------------------------------------------------------------------------------------------------------------
 International Growth Fund             --         --         --                   --          --        --
------------------------------------------------------------------------------------------------------------------------------
 Currency Hedged International
  Equity Fund                          --         --         --                   --          --        --           --
------------------------------------------------------------------------------------------------------------------------------
 Foreign Fund                          --         --         --                   --          --        --           --
------------------------------------------------------------------------------------------------------------------------------
 Emerging Countries Fund               --         --         --        --         --          --        --           --
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
 FIXED INCOME FUNDS
------------------------------------------------------------------------------------------------------------------------------
 Domestic Bond Fund                    --         --         --                   --                                 --
------------------------------------------------------------------------------------------------------------------------------
 Core Plus Bond Fund                   --         --         --                   --          --        --           --
------------------------------------------------------------------------------------------------------------------------------
 International Bond Fund               --         --         --                   --          --        --           --
------------------------------------------------------------------------------------------------------------------------------
 Currency Hedged International Bond
  Fund                                 --         --         --                   --          --        --           --
------------------------------------------------------------------------------------------------------------------------------
 Global Bond Fund                      --         --         --                   --          --        --           --
------------------------------------------------------------------------------------------------------------------------------
 Short-Term Income Fund                --         --         --                                                      --
------------------------------------------------------------------------------------------------------------------------------
 Global Hedged Equity Fund             --         --         --                   --          --        --           --
------------------------------------------------------------------------------------------------------------------------------
 Inflation Indexed Bond Fund           --         --         --                   --          --        --           --
------------------------------------------------------------------------------------------------------------------------------
 Emerging Country Debt Share Fund      --         --         --                   --          --        --           --
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION FUNDS
------------------------------------------------------------------------------------------------------------------------------
 International Equity Allocation
  Fund                                 --         --         --        --         --          --        --
------------------------------------------------------------------------------------------------------------------------------
 World Equity Allocation Fund          --         --         --        --         --          --        --
------------------------------------------------------------------------------------------------------------------------------
 Global (U.S.+) Equity Allocation
  Fund                                 --         --         --        --         --          --        --
------------------------------------------------------------------------------------------------------------------------------
 Global Balanced Allocation Fund       --         --         --        --         --          --        --
------------------------------------------------------------------------------------------------------------------------------
 U.S. Sector Fund                      --         --         --        --         --          --        --
------------------------------------------------------------------------------------------------------------------------------

-----------------------------------  ----------------------------------------------------

                                                               CREDIT AND
                                     CONCENTRATION LEVERAGING COUNTERPARTY   MANAGEMENT
                                         RISK         RISK        RISK          RISK
-----------------------------------  ----------------------------------------------------
 DOMESTIC EQUITY FUNDS
-------------------------------------------------------------------------------------------------------
 U.S. Core Fund                                        --          --            --
----------------------------------------------------------------------------------------------------------------------
 Tobacco-Free Core Fund                                --          --            --
------------------------------------------------------------------------------------------------------------------------------
 Value Fund                                            --          --            --
------------------------------------------------------------------------------------------------------------------------------
 Intrinsic Value Fund                                  --          --            --
------------------------------------------------------------------------------------------------------------------------------
 Growth Fund                                           --          --            --
------------------------------------------------------------------------------------------------------------------------------
 REIT Fund                                --           --          --            --
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------
 International Disciplined Equity
  Fund                                                 --          --            --
------------------------------------------------------------------------------------------------------------------------------
 International Intrinsic Value Fund                    --          --            --
------------------------------------------------------------------------------------------------------------------------------
 International Growth Fund                             --          --            --
------------------------------------------------------------------------------------------------------------------------------
 Currency Hedged International
  Equity Fund                                          --          --            --
------------------------------------------------------------------------------------------------------------------------------
 Foreign Fund                                                      --            --
------------------------------------------------------------------------------------------------------------------------------
 Emerging Countries Fund                               --          --            --
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
 FIXED INCOME FUNDS
------------------------------------------------------------------------------------------------------------------------------
 Domestic Bond Fund                                    --          --            --
------------------------------------------------------------------------------------------------------------------------------
 Core Plus Bond Fund                                   --          --            --
------------------------------------------------------------------------------------------------------------------------------
 International Bond Fund                               --          --            --
------------------------------------------------------------------------------------------------------------------------------
 Currency Hedged International Bond
  Fund                                                 --          --            --
------------------------------------------------------------------------------------------------------------------------------
 Global Bond Fund                                      --          --            --
------------------------------------------------------------------------------------------------------------------------------
 Short-Term Income Fund                   --           --          --            --
------------------------------------------------------------------------------------------------------------------------------
 Global Hedged Equity Fund                             --          --            --
------------------------------------------------------------------------------------------------------------------------------
 Inflation Indexed Bond Fund                           --          --            --
------------------------------------------------------------------------------------------------------------------------------
 Emerging Country Debt Share Fund                      --          --            --
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION FUNDS
------------------------------------------------------------------------------------------------------------------------------
 International Equity Allocation
  Fund                                                 --          --            --
------------------------------------------------------------------------------------------------------------------------------
 World Equity Allocation Fund                          --          --            --
------------------------------------------------------------------------------------------------------------------------------
 Global (U.S.+) Equity Allocation
  Fund                                                 --          --            --
------------------------------------------------------------------------------------------------------------------------------
 Global Balanced Allocation Fund                       --          --            --
------------------------------------------------------------------------------------------------------------------------------
 U.S. Sector Fund                                      --          --            --
------------------------------------------------------------------------------------------------------------------------------



     Factors that may affect a particular Fund's portfolio as a whole are called "principal risks" and are summarized in this section. This summary describes the nature of these risks but is not intended to include every potential risk. All Funds could be subject to additional risks because the types of investments made by each Fund change over time. The Statement of Additional Information includes more information about the Funds and their investments.


      -- MARKET RISK. All of the Funds are subject to market risk, which is the risk of unfavorable market-induced changes in the value of the securities owned by a Fund. General market risks associated with investments in equity and fixed income securities include the following:

     EQUITY SECURITIES. A principal risk of each Fund that invests a substantial portion of its assets in equity securities is that those equity securities will decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The values of equity securities may decline for a number of reasons which directly relate to the issuing company, such as management performance, financial leverage and reduced demand for the issuer's goods or services. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions which are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

     The U.S. Equity Funds and the International Equity Funds maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects these Funds to unpredictable declines in the value of their shares, as well as periods of poor performance.

     Value Securities Risk. Some equity securities (generally referred to as "value securities") are purchased primarily because they are selling at a price lower than what is believed to be their true value and not necessarily because the issuing companies are expected to experience significant earnings growth. These securities bear the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market does not recognize the value of the company, such that the price of its securities may decline or may not approach the value that the Manager anticipates. Since value criteria are used extensively by the Manager across the Funds, these risks apply to all of the equity funds described in this Prospectus. The risks are particularly pronounced for the Value Fund, Intrinsic Value Fund, International Disciplined Equity Fund and International Intrinsic Value Fund which invest primarily in value securities.

     Growth Securities Risk. Certain equity securities (generally known as "growth securities") are purchased primarily because it is believed that they will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other types of stocks. Growth securities are often more sensitive to general market movements than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall. All of the Funds that invest in equity securities are subject to these risks, but these risks are particularly pronounced for the Growth Fund and the International Growth Fund, which invest primarily in growth securities.

     FIXED INCOME SECURITIES. The value of the Funds' investments in fixed income securities (including bonds, notes and asset-backed securities) will typically change as interest rates fluctuate. During periods of rising interest rates, the values of fixed income securities generally decline. Conversely, during periods of falling interest rates, the values of fixed income securities generally rise.

     This kind of market risk, also called interest rate risk, is generally greater for Funds investing in fixed income securities with longer maturities and portfolios with longer durations (a measure of the expected cash flows of a fixed income security). Thus, this risk is greatest for Funds with longer durations (i.e., that invest in fixed income securities with longer maturities) and is even present, but to a somewhat lesser extent, in the Short-Term Income Fund.

     While interest rate risk is attendant with all fixed income securities and tends to depend mostly on the duration of the security, interest rate risk is generally more pronounced with lower-rated securities and so may be more significant for the REIT Fund, Currency Hedged International Equity Fund, Foreign Fund, Domestic Bond Fund, Core Plus Bond Fund, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, Inflation Indexed Bond Fund and Emerging Country Debt Share Fund, each of which may invest a significant portion of their assets in lower-rated securities (also called "junk bonds") or comparable unrated securities.


     In addition, a related market risk exists for the Domestic Bond Fund, Core Plus Bond Fund, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund and Short-Term Income Fund, which invest to a material extent in mortgage-related or other asset-backed securities that may be prepaid or the collateral of which may experience a default or downgrade. Because prepayments generally increase when interest rates fall, these Funds are subject to the risk that cash flows from securities will have to be reinvested at lower rates. Likewise, since prepayments decrease when interest rates rise, these securities have maturities that tend to be longer when that is least desirable -- when interest rates are rising. Most of the Fixed Income Funds may also invest to a material extent in debt securities paying no interest, such as zero coupon, principal-only and interest-only securities and, to the extent they make such investments, such Funds will be exposed to additional market risk.


     - LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell due to a limited market or to legal restrictions, such that a Fund may be prevented from selling particular securities at the price at which the Fund values them. All of the Funds are subject to liquidity risk. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.


     This risk may be particularly pronounced for Funds such as the Emerging Country Debt Share Fund and Emerging Countries Fund, both of which may invest primarily in emerging market securities and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.


     - SMALLER COMPANY RISK. Market risk and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in smaller, less seasoned companies may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with larger, more established companies.

     - DERIVATIVES RISK. All of the Funds may use derivatives, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The Funds can use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. The Funds may also use derivatives as a way to adjust efficiently the exposure of the Funds to various securities, markets and currencies without the Funds actually having to sell current assets and purchase different ones. This is generally done either because the adjustment is expected to be relatively temporary or in anticipation of effecting the sale and purchase of Fund assets over time. For a description of the various derivative instruments that may be utilized by the Funds, refer to the Statement of Additional Information.

     The use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, including market risk, liquidity risk and the credit risk of the counterparty to the derivatives contract. Since their value is calculated and derived from the value of other assets, instruments or references, there is greater risk that derivatives will be improperly valued. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indexes they are designed to hedge or to closely track. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The use of derivatives may also increase the amount of taxes payable by shareholders.


     While all the Funds are subject to these risks, the risks of derivatives are particularly pronounced for the Fixed Income Funds, which use derivatives as a basic component of their investment strategy to gain exposure to foreign fixed income securities and currencies.



     In addition, the Fixed Income Funds may use credit default swap contracts to a significant degree, which also presents derivatives risk. In a credit default swap, one party pays a premium through a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically an emerging country, on its obligation. The Funds, in particular the Emerging Country Debt Fund (and thus indirectly the Emerging Country Debt Share Fund), may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. Credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally only pay a return to the party that has paid the premium in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Credit default swaps also have documentation risk, including the risk that the parties may disagree as to terms of the contract (e.g., the definition of default).


     - FOREIGN INVESTMENT RISK. Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, and may experience more rapid and extreme changes in value. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a Fund's investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities.

     All Funds that invest in foreign securities are subject to these risks. These risks will be particularly pronounced for the International Equity Funds, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, Global Hedged Equity Fund, Inflation Indexed Bond Fund and Emerging Country Debt Share Fund which may invest a significant portion of their assets in foreign securities. Some of the foreign risks are also relevant for the Domestic Equity Funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S.


     In addition, Funds such as the Emerging Countries Fund, Core Plus Bond Fund, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund and Emerging Country Debt Share Fund, which invest a significant portion of their assets in the securities of issuers based in countries with developing or "emerging market" economies, are subject to greater levels of foreign investment risk than Funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both governmental and private issuers); greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; the risk that it may be more difficult to obtain and/or enforce legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.



     - CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates may negatively affect the value of a Fund's investments. Currency risk includes both the risk that currencies in which a Fund's investments are traded or currencies in which a Fund has taken on an active investment position will decline in value relative to the U.S. Dollar and, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad.

     Many of the Funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the Fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the Fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Many of the Funds may also take active currency positions and may cross-hedge currency exposure represented by its securities into another foreign currency. This may result in a Fund's currency exposure being substantially different than that suggested by its securities investments.

     All Funds that invest or trade in foreign currencies, securities denominated in foreign currencies, or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Currency risk is particularly pronounced for the REIT Fund, International Equity Funds, Core Plus Bond Fund, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund and Emerging Country Debt Share Fund, which regularly enter into derivative foreign currency transactions and may take active long and short currency positions through exchange traded and over-the-counter ("OTC") foreign currency transactions for investment purposes. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk in addition to currency risk as described below under "Leveraging Risk."


     - NON-DIVERSIFICATION RISK. Most analysts believe that overall risk can be reduced through diversification, while concentration of investments in a small number of securities increases risk. The Value Fund, Growth Fund, REIT Fund, Currency Hedged International Equity Fund, Foreign Fund, Emerging Countries Fund, Intrinsic Value Fund, all of the Fixed Income Funds and the U.S. Sector Fund are not "diversified" within the meaning of the 1940 Act. This means they are allowed to invest in a relatively small number of issuers and/or foreign currencies with greater concentration of risk. As a result, credit, market and other risks associated with a Fund's investment strategies or techniques may be more pronounced for these Funds.



     In addition, each of the Core Plus Bond Fund, International Bond Fund, Currency Hedged International Bond Fund, and Global Bond Fund may invest a substantial portion of its assets, and Emerging Country Debt Share Fund may invest substantially all of its assets in shares of the GMO Emerging Country Debt Fund, a portfolio of the Trust offered through a separate prospectus which is not diversified within the meaning of the 1940 Act. Each of the Fixed Income Funds may invest without limitation in shares of the GMO Alpha LIBOR Fund, which is not diversified within the meaning of the 1940 Act. Please refer to "Investments in GMO Funds Offered Through Separate Prospectuses" on page 76 for information regarding certain risks and other information relating to GMO Alpha LIBOR Fund and GMO Emerging Country Debt Fund.


     - CONCENTRATION RISK. Most analysts believe that overall risk is reduced by industry or geographic diversification, and increased by concentrating investments in a small number of industries or countries. Therefore, Funds that are concentrated geographically or with respect to industries or sectors should only be considered as part of a diversified portfolio including other assets. This section describes the Fund that presents the most significant concentration risk. Such risks may also exist in other Funds.

     The REIT Fund invests primarily in real estate securities. Thus, the value of this Fund's shares can be expected to change in light of factors affecting the real estate industry, and may fluctuate more widely than the value of shares of a portfolio that invests in a broader range of industries. Factors affecting the performance of real estate may include excess supply of real property in certain markets, changes in zoning laws, completion of construction, changes in real estate value and property taxes, sufficient level of occupancy, adequate rent to cover operating expenses, and local and regional markets for competing assets. The performance of real estate may also be affected by changes in interest rates, prudent management of insurance risks and social and economic trends. REITs are also subject to substantial cash flow dependency, defaults by borrowers, self-liquidation and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and/or to maintain exempt status under the 1940 Act.

     - LEVERAGING RISK. Each Fund's portfolio may be economically leveraged if a Fund temporarily borrows money to meet redemption requests and/or to settle investment transactions. Also, each Fund may enter into reverse repurchase agreements and invest in other derivatives, which may result in economic leverage. Leverage may disproportionately increase a Fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

     The net long exposure of each Equity Fund (including direct investment in securities and long derivative positions in securities and/or "baskets" or indexes of equity securities (such as swap contracts and futures contracts)) will not exceed 100% of the Fund's net assets. Each Equity Fund may manage certain of its derivatives positions by maintaining an amount of cash or liquid securities equal to the face value of those positions. The Equity Funds also may offset derivative positions against one another or against other assets to manage effective market exposure resulting from derivatives in a portfolio. To the extent offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it is leveraged.

     The Fixed Income Funds are not limited with respect to the extent to which derivatives may be used or with respect to the absolute face value of the derivative positions employed. The Fixed Income Funds control the projected tracking error relative to a Fund's benchmark to manage effective market exposure resulting from derivatives in a portfolio. This means that a Fixed Income Fund may be leveraged when measured in terms of aggregate exposure of the Fund's assets.

     - CREDIT AND COUNTERPARTY RISK. This is the risk that the issuer or guarantor of a fixed income security, the counterparty to an OTC derivatives contract, or a borrower of the Fund's securities, will be unable or unwilling to make timely principal, interest or settlement payments, or to otherwise honor its obligations.

     Credit risk associated with investments in fixed income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The Funds that invest in fixed income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the Fund's share price and income level. Nearly all fixed income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their sub-divisions or instrumentalities. Even certain U.S. Government securities are subject to credit risk. Additional risk exists where there is no rating for the fixed income security and the Manager has to assess the risk subjectively.

     Credit risk is particularly acute for Funds which invest in lower-rated securities (also called junk bonds), which are fixed income securities rated lower than Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Services ("S&P"), or are determined by the Manager to be of comparable quality to securities so rated. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Lower-rated securities offer the potential for higher investment returns than higher-rated securities, but they carry a high degree of credit risk and are considered predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Lower-rated securities may also be more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities. Accordingly, Funds which may invest a significant portion of their assets in lower-rated securities (such as those listed in "Market Risk -- Fixed Income Securities" above) may be subject to substantial credit risk.

     In addition, all of the Funds are also exposed to credit risk because they may generally make use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and because they may engage to a significant extent in the lending of Fund securities or use of repurchase agreements.

     - MANAGEMENT RISK. Each Fund is subject to management risk because it relies on the Manager's ability to pursue its objective. The Manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results. As noted above, the Manager may also fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. As indicated above, however, the Funds are generally not subject to the risk of market timing because they generally stay fully invested in the relevant asset class, such as domestic equities, foreign equities, or emerging country debt.

     - SPECIAL ASSET ALLOCATION FUND CONSIDERATIONS. The Manager does not charge an investment management fee for asset allocation advice provided to the Asset Allocation Funds (with the exception of the U.S. Sector Fund, which bears an investment management fee subject to reduction to the extent investment management fees are earned by underlying Funds, as described in this Prospectus under "Fees and Expenses"), but certain other expenses such as custody, transfer agency and audit fees will be borne directly by the Asset Allocation Funds, subject to the Manager's agreement to reimburse the Funds (see "Fees and Expenses"). The Asset Allocation Funds will also indirectly bear a proportionate share of the Total Operating Expenses (including investment management, shareholder servicing, custody, transfer agency, audit and other Fund expenses) of the underlying Funds in which the Asset Allocation Funds invest, as well as any purchase premiums or redemption fees charged by such underlying Funds. Since the Manager will receive fees from the underlying Funds, the Manager has a financial incentive to invest the assets of the Asset Allocation Funds in underlying Funds with higher fees, despite the investment interests of the Asset Allocation Funds. The Manager is legally obligated to disregard that incentive in selecting shares of the underlying Funds.

                            MANAGEMENT OF THE TRUST


     Grantham, Mayo, Van Otterloo & Co. LLC, 40 Rowes Wharf, Boston, Massachusetts 02110 provides investment advisory services to the GMO Funds. GMO is a private company, founded in 1977. As of May 31, 2002, GMO managed more than $ billion for institutional investors such as pension plans, endowments, foundations and the GMO Funds.


     Subject to the approval of the Trust's board of trustees, the Manager establishes and modifies when necessary the investment strategies of the Funds. In addition to its management services to the Funds, the Manager administers the Funds' business affairs.


     Class M shares of each Fund pay the Manager an administration fee, which is used by the Manager to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where shares of each Fund may be purchased.



     For the fiscal year ended February 28, 2002, the Manager received as compensation for management services rendered in such year (after any applicable waivers or reimbursements), the percentages of each Fund's average daily net assets as described in the table below.



                                         % OF AVERAGE
FUND                                      NET ASSETS
----                                     ------------
U.S. Core Fund                                   %
Tobacco-Free Core Fund                           %
Value Fund                                       %
Intrinsic Value Fund                             %
Growth Fund                                      %
REIT Fund                                        %
Currency Hedged International Equity
  Fund                                           %
International Intrinsic Value Fund               %
Foreign Fund                                     %
Emerging Countries Fund                          %
Domestic Bond Fund                               %
Core Plus Bond Fund                              %



                                         % OF AVERAGE
FUND                                      NET ASSETS
----                                     ------------
International Bond Fund                          %
Currency Hedged International Bond Fund          %
Global Bond Fund                                 %
Short-Term Income Fund                           %
Global Hedged Equity Fund                        %
Inflation Indexed Bond Fund                      %
Emerging Country Debt Share Fund                 %
International Equity Allocation Fund             %
World Equity Allocation Fund                     %
Global (U.S.+) Equity Allocation Fund            %
Global Balanced Allocation Fund                  %
U.S. Sector Fund                                 %


     Day-to-day management of each Fund is the responsibility of one of several divisions comprised of investment professionals associated with the Manager, and no one person is primarily responsible for making recommendations to any investment division. The table below identifies the investment divisions and the Funds for which they are responsible.

  ---------------------------------------------------------------------------------------------------
          INVESTMENT DIVISION                              PRIMARY RESPONSIBILITIES
  ---------------------------------------------------------------------------------------------------
   U.S. Quantitative                     U.S. Equity Funds except Value Fund and REIT Fund
  ---------------------------------------------------------------------------------------------------
   U.S. Active                           Value Fund, REIT Fund
  ---------------------------------------------------------------------------------------------------
   International Quantitative            International Equity Funds except Foreign Fund
  ---------------------------------------------------------------------------------------------------
   International Active                  Foreign Fund
  ---------------------------------------------------------------------------------------------------
   Fixed Income                          Fixed Income Funds
  ---------------------------------------------------------------------------------------------------
   Asset Allocation                      Asset Allocation Funds
  ---------------------------------------------------------------------------------------------------

OTHER CLASSES OF GMO TRUST SHARES


     This Prospectus offers only Class M shares of certain Funds of the Trust. Information about other classes of shares (and other Funds offered by the Trust) is contained in separate prospectuses. Principal features of these other classes include substantial minimum investment requirements (typically $1,000,000 or higher) and lower fee and expense levels. Class M shareholders do not have the right to convert Class M shares into, or exchange Class M shares for, other classes of shares.


CUSTODIANS

     Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, Massachusetts 02116, and Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, serve as the Trust's custodians on behalf of the Funds.

TRANSFER AGENT

     IBT serves as the Trust's transfer agent on behalf of the Funds.

                        DETERMINATION OF NET ASSET VALUE

     The net asset value or "NAV" of a share is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), generally 4:00 p.m. New York City time. A Fund may not determine its NAV on days during which no security is tendered for redemption and no order to purchase or sell such security is received by that Fund. A Fund's Class M per share net asset value is determined by dividing the total market value of the Fund's portfolio investments and other assets attributable to its Class M shares, less any liabilities attributable to its Class M shares, by the total outstanding Class M shares of the Fund. The market value of the Fund's investments is generally determined as follows:

Exchange listed securities

     - Last sale price or

     - Most recent bid price (if no reported sale) or

     - Broker bid (if the private market is more relevant in determining market value than the exchange), based on where the securities are principally traded and what their intended disposition is

Unlisted securities (if market quotations are readily available)

     - Most recent quoted bid price

Certain debt obligations (if less than sixty days remain until maturity)

     - Amortized cost (unless circumstances dictate otherwise; for example, if the issuer's creditworthiness has become impaired)

All other fixed income securities and options on those securities (includes bonds, loans, structured notes)

     - Closing bid supplied by a primary pricing source chosen by the Manager

All other assets and securities (if no quotations are readily available)

     - Fair value as determined in good faith by the Trustees or persons acting at their direction

     The Manager evaluates primary pricing sources on an ongoing basis, and may change any pricing source at any time. However, the Manager will not normally evaluate the prices supplied by the pricing sources on a day-to-day basis. The Manager is kept informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and may in its discretion override a price supplied by a source (by taking a price supplied from another) because of such price activity or because the Manager has other reasons to believe that a price supplied may not be reliable. Certain securities may be valued on the basis of a price provided by a principal market maker. Prices provided by principal market makers may vary from the value that would be realized if the securities were sold.

     The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at current exchange rates or at such other rates as the Trustees or persons acting at their direction may determine in computing net asset value. Fluctuations in the value of foreign currencies in relation to the U.S. dollar will affect the net asset value of shares of the Funds even though there has not been any change in the values of such securities and options measured in terms of the foreign currencies in which they are denominated.

     Foreign exchanges and securities markets usually close prior to the time the NYSE closes and values of foreign options and foreign securities will be determined as of those earlier closings. Events affecting the values of foreign securities may occasionally occur between the earlier closings and the closing of the NYSE which will not be reflected in the computation of the Funds' net asset value. If an event materially affecting the value of foreign securities occurs during that period, then those securities may be valued at fair value as determined in good faith by the Trustees or persons acting at their direction. In addition, because certain Funds hold portfolio securities listed on foreign exchanges which may trade on days on which the NYSE is closed, the net asset value of those Funds' shares may be significantly affected on days when investors will have no ability to redeem their shares in those Funds.

                             HOW TO PURCHASE SHARES


     A Fund's Class M shares may be purchased through certain brokers and agents who are authorized to accept purchase and redemption orders on the Funds' behalf. For instructions on purchasing shares or to obtain a purchase order form, please contact the broker or agent from whom this Prospectus was received.


     PURCHASE POLICIES. Before a purchase order will be acted upon by the Trust, the Trust must determine that the purchase order is in "good order." A purchase order is in "good order" if:

     - a completed purchase order, containing the following information, is submitted to the Trust or its agent:

        - signature exactly in accordance with the form of registration

        - the exact name in which the shares are registered

        - the investor's account number

        - the number of shares or the dollar amount of shares to be purchased

     - the purchase order is received and accepted by the Trust or its agent before 4:00 p.m. (the Trust reserves the right to reject any order)


     The purchase price of a share of any Fund is the net asset value per share next determined after the purchase order is received in "good order" for the Fund shares to be purchased. Purchase order forms received by the Trust or its agent after the deadline will be honored on the next following business day, and the purchase price will be effected based on the net asset value per share computed on that day.


     DISTRIBUTION AND SERVICE (12b-1) PLAN. Each Fund has adopted a distribution plan to pay for the sale and distribution of Class M shares and for services provided to Class M shareholders. The plan provides for payments at annual rates not to exceed 1.00% of each Fund's average daily net assets attributable to its Class M shares. The Trustees currently limit payments on Class M shares under the Plan to 0.25% of each Fund's average daily net assets attributable to its Class M shares. Because these fees are paid out of Fund assets on an ongoing basis, these fees will increase the cost of your investment and may cost you more over time than paying other types of sales charges.

                              HOW TO REDEEM SHARES


     Shares of a Fund may be redeemed on any day when the NYSE is open for business. For instructions on redeeming shares, please contact the broker or agent from whom this Prospectus was received.


     REDEMPTION POLICIES. Payment on redemption will be made as promptly as possible (generally on the next business day) and no later than seven days (subject to the exceptions noted below) after the request for redemption is received by the Trust or its agent in "good order."

     A redemption request is in "good order" if it:

     - is received by the Trust or its agent prior to the close of regular trading on the NYSE (generally 4:00 p.m. New York City time)

     - is signed exactly in accordance with the form of registration

     - includes the exact name in which the shares are registered

     - includes the investor's account number

     - includes the number of shares or the dollar amount of shares to be redeemed


     Redemption requests received by the Trust or its agent after the deadline will be honored on the next following business day, and the redemption will be effected based on the net asset value per share computed on that day. The redemption price is the net asset value per share next determined after the redemption request is received in "good order" for the Fund shares to be redeemed.


     Each Fund may suspend the right of redemption and may postpone payment for more than seven days:

     - if the NYSE is closed for other than weekends or holidays

     - during periods when trading on the NYSE is restricted

     - during an emergency which makes it impracticable for a Fund to dispose of its securities or to fairly determine the net asset value of the Fund

     - during any other period permitted by the Securities and Exchange Commission for the protection of investors.

                            DISTRIBUTIONS AND TAXES

     The policy of each U.S. Equity Fund (except for the REIT Fund), the Short-Term Income Fund and the Domestic Bond Fund is to declare and pay distributions of its dividends and interest quarterly. The policy of each other Fund is to declare and pay distributions of its dividends, interest and foreign currency gains semi-annually. Each Fund also intends to distribute net gains from the sale of securities held for not more than one year ("net short-term capital gains") and net gains from the sale of securities held for more than one year ("net long-term capital gains") at least annually. Each Fund is treated as a separate taxable entity for federal income tax purposes and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

     All dividends and/or distributions will be paid in shares of the relevant Fund, at net asset value, unless the shareholder elects to receive cash. There is no purchase premium on reinvested dividends or distributions. Shareholders may make this election by marking the appropriate box on the application or by writing to the Trust.

It is important for you to note:


     - For federal income tax purposes, fund distributions derived from interest, dividends and certain other income, including in general short-term capital gains, will be taxable as ordinary income to shareholders subject to federal income tax whether paid in cash or in shares. Properly designated Fund distributions derived from net long-term capital gains will be taxable as such, regardless of how long a shareholder may have owned shares in the Fund or whether the distributions are received in cash or in reinvested shares.


     - Distributions by a Fund result in a reduction in the net asset value of the Fund's shares. If a distribution reduces the net asset value of a shareholder's shares below a shareholder's cost basis in those shares, such distribution may be taxable to the shareholder, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, if you buy shares just prior to a taxable distribution by a Fund, you will pay the full price of the shares (including the value of the pending distribution) and then receive a portion of the price back as a taxable distribution.

     - A Fund's investment in foreign securities may be subject to foreign withholding taxes on dividends, interest or capital gains which will decrease the Fund's yield. In certain instances, shareholders may be entitled to claim a credit or deduction with respect to foreign taxes.

     - A Fund's investment in foreign securities, foreign currencies, debt obligations issued or purchased at a discount, asset-backed securities, assets "marked to the market" for federal income tax purposes and, potentially, so-called "indexed securities" (including inflation indexed bonds) may increase or accelerate a Fund's recognition of income, including the recognition of taxable income in excess of the cash generated by such investments. These investments may, therefore, affect the timing or amount of a Fund's distributions and may cause a Fund to liquidate other investments at a time when it is not advantageous to do so in order to satisfy the distribution requirements that apply to entities taxed as regulated investment companies.

     - Any gain resulting from the sale, exchange or redemption of your shares will generally also be subject to tax.

     - A Fund's use of derivatives may increase the amount of taxes payable by its shareholders.

     - The Asset Allocation Funds' investment in other GMO Funds, the investment by certain Funds in GMO Alpha LIBOR Fund and the investment by certain funds in GMO Emerging Country Debt Fund could affect the amount, timing and character of distributions. See "Taxes -- Taxation Implications of Certain Investments" in the Statement of Additional Information.

     The above is a general summary of the principal federal income tax consequences of investing in a Fund for shareholders who are U.S. citizens, residents or domestic corporations. You should consult your own tax advisors about the precise tax consequences of an investment in a Fund in light of your particular tax situation, including possible foreign, state, local or other applicable tax laws (including the federal alternative minimum tax).

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)


The financial highlight tables are intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Except as otherwise noted, this information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Trust's Annual Reports, which are incorporated by reference in the Statement of Additional Information and available upon request. Information is presented for each Fund, and class of shares thereof, which had investment operations during the reporting periods and is currently being offered.



Class M Shares of each Fund were not offered until June 30, 2001. For periods prior to June 30, 2001, the financial highlights shown are for a Class III Share outstanding throughout each period; information regarding Class III Shares of each Fund reflects the operational history for each such Fund's sole outstanding class prior to the creation of multiple classes of such Funds on May 31, 1996. Class III Shares of each Fund are offered through a separate prospectus.


DOMESTIC EQUITY FUNDS
----------------------------------

U.S. CORE FUND*

                                                                                      CLASS III SHARES
                                                           ----------------------------------------------------------------------
                                                                                 YEAR ENDED FEBRUARY 28/29,
                                                           ----------------------------------------------------------------------
                                                              2002           2001           2000           1999           1998
                                                           ----------     ----------     ----------     ----------     ----------
Net asset value, beginning of period.....................                 $    16.63     $    18.59     $    19.99     $    20.12
                                                           ----------     ----------     ----------     ----------     ----------
Income from investment operations:
  Net investment income..................................                       0.20(2)        0.24(2)        0.26(2)        0.35
  Net realized and unrealized gain.......................                       0.04(3)        2.28           2.55           5.89
                                                           ----------     ----------     ----------     ----------     ----------
    Total from investment operations.....................                       0.24           2.52           2.81           6.24
                                                           ----------     ----------     ----------     ----------     ----------
Less distributions to shareholders:
  From net investment income.............................                      (0.19)         (0.25)         (0.29)         (0.32)
  From net realized gains................................                      (2.68)         (4.23)         (3.92)         (6.05)
  In excess of net realized gains........................                      (0.05)            --             --             --
                                                           ----------     ----------     ----------     ----------     ----------
    Total distributions..................................                      (2.92)         (4.48)         (4.21)         (6.37)
                                                           ----------     ----------     ----------     ----------     ----------
Net asset value, end of period...........................                 $    13.95     $    16.63     $    18.59     $    19.99
                                                           ==========     ==========     ==========     ==========     ==========
Total Return(1)..........................................                       0.83%         13.66%         15.02%         36.69%
Ratios/Supplemental Data:
  Net assets, end of period (000's)......................                 $1,532,124     $1,623,734     $1,780,011     $2,317,103
  Net expenses to average daily net assets...............                       0.48%          0.48%          0.48%          0.48%
  Net investment income to average daily net assets......                       1.27%          1.27%          1.36%          1.67%
  Portfolio turnover rate................................                         81%            90%            71%            60%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share
    amounts..............................................                     --(6)          --(6)      $     0.04     $     0.05

(1) Total returns would be lower had certain expenses not been reimbursed during the periods shown.
(2) Computed using average shares outstanding throughout the period.
(3) The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.
(4) Not annualized.
(5) Annualized.
(6) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
* Effective June 30, 1998, the "GMO Core Fund" was renamed the "GMO U.S. Core Fund."

TOBACCO-FREE CORE FUND

                                                     CLASS III SHARES
                                -----------------------------------------------------------
                                                YEAR ENDED FEBRUARY 28/29,
                                -----------------------------------------------------------
                                  2002         2001         2000         1999        1998
                                --------     --------     --------     --------     -------
Net asset value, beginning of
  period......................               $  14.35     $  14.26     $  14.05     $ 12.98
                                --------     --------     --------     --------     -------
Income from investment
  operations:
  Net investment income.......                   0.17(2)      0.20         0.18        0.22
  Net realized and unrealized
    gain (loss)...............                  (0.20)        1.94         1.99        4.07
                                --------     --------     --------     --------     -------
    Total from investment
      operations..............                  (0.03)(3)     2.14         2.17        4.29
                                --------     --------     --------     --------     -------
Less distributions to
  shareholders:
  From net investment
    income....................                  (0.19)       (0.19)       (0.19)      (0.22)
  From net realized gains.....                  (1.65)       (1.86)       (1.77)      (3.00)
  In excess of net realized
    gains.....................                  (0.19)       --           --          --
                                --------     --------     --------     --------     -------
    Total distributions.......                  (2.03)       (2.05)       (1.96)      (3.22)
                                --------     --------     --------     --------     -------
Net asset value, end of
  period......................               $  12.29     $  14.35     $  14.26     $ 14.05
                                ========     ========     ========     ========     =======
Total Return(1)...............                  (0.83)%      15.10%       16.29%      37.82%
Ratios/Supplemental Data:
  Net assets, end of period
    (000's)...................               $260,432     $321,786     $227,158     $99,922
  Net expenses to average
    daily net assets..........                   0.48%        0.48%        0.48%       0.48%
  Net investment income to
    average daily net
    assets....................                   1.20%        1.34%        1.35%       1.66%
  Portfolio turnover rate.....                     82%         108%          77%         70%
  Fees and expenses
    voluntarily waived or
    borne by the Manager
    consisted of the following
    per share amounts.........               $   0.01     $   0.01     $   0.03     $  0.04

(1) Total returns would be lower had certain expenses not been reimbursed during the periods shown.
(2) Computed using average shares outstanding throughout the period.
(3) The amount shown for a share outstanding does not correspond with the net increase in net assets from operations due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

VALUE FUND

                                                             CLASS III SHARES
                                         --------------------------------------------------------
                                                        YEAR ENDED FEBRUARY 28/29,
                                         --------------------------------------------------------
                                           2002        2001        2000        1999        1998
                                         --------    --------    --------    --------    --------
Net asset value, beginning of period...              $   7.98    $  10.40    $  14.33    $  14.85
                                         --------    --------    --------    --------    --------
Income from investment operations:
  Net investment income................                  0.18        0.21        0.26        0.31
  Net realized and unrealized gain
    (loss).............................                  2.32       (0.83)       0.13        3.81
                                         --------    --------    --------    --------    --------
    Total from investment operations...                  2.50       (0.62)       0.39        4.12
                                         --------    --------    --------    --------    --------
Less distributions to shareholders:
  From net investment income...........                 (0.18)      (0.21)      (0.27)      (0.35)
  In excess of net investment income...                    --       (0.02)         --          --
  From net realized gains..............                 (0.73)      (1.57)      (4.05)      (4.29)
                                         --------    --------    --------    --------    --------
    Total distributions................                 (0.91)      (1.80)      (4.32)      (4.64)
                                         --------    --------    --------    --------    --------
Net asset value, end of period.........              $   9.57    $   7.98    $  10.40    $  14.33
                                         ========    ========    ========    ========    ========
Total Return(1)........................                 32.72%      (8.45)%      2.24%      31.54%
Ratios/Supplemental Data:
  Net assets, end of period (000's)....              $247,971    $178,329    $202,842    $332,103
  Net expenses to average daily net
    assets.............................                  0.61%       0.61%       0.61%       0.61%
  Net investment income to average
    daily net assets...................                  1.99%       2.06%       1.82%       1.89%
  Portfolio turnover rate..............                   102%        104%         37%         40%
  Fees and expenses voluntarily waived
    or borne by the Manager consisted
    of the following per share
    amounts............................                    --(2)       --(2) $   0.04    $   0.05

(1) Calculation excludes purchase premiums. Total returns would be lower had certain expenses not been reimbursed during the periods shown.
(2) Fees and expenses waived or borne by the Manager were less than $0.01 per share.

INTRINSIC VALUE FUND

                                                                              CLASS III SHARES
                                                              ------------------------------------------------
                                                                 YEAR ENDED
                                                                FEBRUARY 28,       PERIOD FROM AUGUST 2, 1999
                                                              -----------------   (COMMENCEMENT OF OPERATIONS)
                                                               2002      2001      THROUGH FEBRUARY 29, 2000
                                                              -------   -------   ----------------------------
Net asset value, beginning of period........................            $  8.79             $ 10.00
                                                              -------   -------             -------
Income from investment operations:
  Net investment income.....................................               0.20                0.11(2)
  Net realized and unrealized loss..........................               2.06               (1.24)
                                                              -------   -------             -------
        Total from investment operations....................               2.26               (1.13)
                                                              -------   -------             -------
Less distributions to shareholders:
  From net investment income................................              (0.14)              (0.08)
  From net realized gains...................................              (0.07)                 --
  In excess of net realized gains...........................                 --(3)                --
                                                              -------   -------             -------
        Total distributions.................................              (0.21)              (0.08)
                                                              -------   -------             -------
Net asset value, end of period..............................            $ 10.84             $  8.79
                                                              =======   =======             =======
Total Return(1).............................................              26.00%             (11.36)%(4)
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................            $50,864             $38,650
  Net expenses to average daily net assets..................               0.48%               0.48%(5)
  Net investment income to average daily net assets.........               2.04%               1.94%(5)
  Portfolio turnover rate...................................                 89%                 26%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amount.....            $  0.02             $  0.01

(1) Calculation excludes purchase premiums. Total return would be lower had certain expenses not been reimbursed during the period shown.
(2) Computed using average shares throughout the period.
(3) The per share distribution in excess of net realized gains was less than $0.01 per share.
(4) Not annualized.
(5) Annualized.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)

GROWTH FUND

                                                                                    CLASS III SHARES
                                                              ------------------------------------------------------------
                                                                               YEAR ENDED FEBRUARY 28/29,
                                                              ------------------------------------------------------------
                                                                2002        2001*        2000*        1999*        1998*
                                                              --------     --------     --------     --------     --------
Net asset value, beginning of period........................               $  54.45     $  45.54     $  48.18     $  56.98
                                                              --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income.....................................                   0.14         0.22         0.33         0.44
  Net realized and unrealized gain..........................                 (10.78)       18.84         9.79        15.51
                                                              --------     --------     --------     --------     --------
    Total from investment operations........................                 (10.64)       19.06        10.12        15.95
                                                              --------     --------     --------     --------     --------
Less distributions to shareholders:
  From net investment income................................                  (0.15)       (0.26)       (0.33)       (0.66)
  From net realized gains...................................                 (21.25)       (9.89)      (12.43)      (24.09)
  In excess of net realized gains...........................                  (1.22)       --           --           --
                                                              --------     --------     --------     --------     --------
    Total distributions.....................................                 (22.62)      (10.15)      (12.76)      (24.75)
                                                              --------     --------     --------     --------     --------
Net asset value, end of period..............................               $  21.19     $  54.45     $  45.54     $  48.18
                                                              ========     ========     ========     ========     ========
Total Return(1).............................................                 (25.76)%      45.24%       22.90%       36.37%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................               $114,988     $204,662     $158,084     $202,923
  Net expenses to average daily net assets..................                   0.48%        0.48%        0.48%        0.48%
  Net investment income to average daily net assets.........                   0.27%        0.50%        0.64%        0.79%
  Portfolio turnover rate...................................                    111%          48%          50%          60%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....               $   0.04     $   0.03     $   0.11     $   0.11

(1) Calculation excludes purchase premiums and redemption fees. Total returns would be lower had certain expenses not been reimbursed during the periods shown.

* Amounts were restated to reflect a 1:11 reverse stock split effective March 16, 2001.



REIT FUND


                                                                                  CLASS III SHARES
                                                              --------------------------------------------------------
                                                                             YEAR ENDED FEBRUARY 28/29,
                                                              --------------------------------------------------------
                                                                2002        2001        2000        1999        1998
                                                              --------    --------    --------    --------    --------
Net asset value, beginning of period........................              $   8.26    $   9.13    $  12.92    $  12.62
                                                              --------    --------    --------    --------    --------
Income from investment operations:
  Net investment income.....................................                  0.60        0.51(2)     0.51(2)     0.53
  Net realized and unrealized gain (loss)...................                  1.92       (0.87)      (3.36)       1.26
                                                              --------    --------    --------    --------    --------
    Total from investment operations........................                  2.52       (0.36)      (2.85)       1.79
                                                              --------    --------    --------    --------    --------
Less distributions to shareholders:
  From net investment income................................                 (0.47)      (0.51)      (0.19)      (0.57)
  In excess of net investment income........................                 --          --          --          (0.03)
  From net realized gains...................................                 --          --          (0.75)      (0.89)
                                                              --------    --------    --------    --------    --------
    Total distributions.....................................                 (0.47)      (0.51)      (0.94)      (1.49)
                                                              --------    --------    --------    --------    --------
Net asset value, end of period..............................              $  10.31    $   8.26    $   9.13    $  12.92
                                                              ========    ========    ========    ========    ========
Total Return(1).............................................                 30.86%      (4.69)%    (23.27)%     14.29%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................              $133,420    $120,508    $143,129    $374,774
  Net expenses to average daily net assets..................                  0.69%       0.69%       0.69%       0.69%
  Net investment income to average daily net assets.........                  5.85%       5.64%       4.60%       4.10%
  Portfolio turnover rate...................................                    11%         13%         59%         86%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....              $   0.01    $   0.01    $   0.03    $   0.03

(1) Calculation excludes purchase premiums and redemption fees. Total returns would be lower had certain expenses not been reimbursed during the periods shown.
(2) Computed using average shares outstanding throughout the period.
(3) Not annualized.
(4) Annualized.

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)
INTERNATIONAL EQUITY FUNDS

INTERNATIONAL INTRINSIC VALUE FUND*


                                                                                      CLASS III SHARES
                                                           ----------------------------------------------------------------------
                                                                                 YEAR ENDED FEBRUARY 28/29,
                                                           ----------------------------------------------------------------------
                                                              2002           2001           2000           1999           1998
                                                           ----------     ----------     ----------     ----------     ----------
Net asset value, beginning of period..................                    $    20.91     $    20.38     $    23.20     $    24.37
                                                           ----------     ----------     ----------     ----------     ----------
Income (loss) from investment operations:
  Net investment income...............................                          0.44(2)        0.47(2)        0.42(2)        0.54(2)
  Net realized and unrealized gain (loss).............                          1.09           1.28          (0.47)          1.96
                                                           ----------     ----------     ----------     ----------     ----------
    Total from investment operations..................                          1.53           1.75          (0.05)          2.50
                                                           ----------     ----------     ----------     ----------     ----------
Less distributions to shareholders:
  From net investment income..........................                         (0.23)         (0.56)         (0.25)         (0.75)
  In excess of net investment income..................                        --             --              (0.24)        --
  From net realized gains.............................                         (1.63)         (0.66)         (2.28)         (2.92)
  In excess of net realized gains.....................                         (0.21)        --             --             --
                                                           ----------     ----------     ----------     ----------     ----------
    Total distributions...............................                         (2.07)         (1.22)         (2.77)         (3.67)
                                                           ----------     ----------     ----------     ----------     ----------
Net asset value, end of period........................                    $    20.37     $    20.91     $    20.38     $    23.20
                                                           ==========     ==========     ==========     ==========     ==========
Total Return(1).......................................                          7.32%          8.20%         (0.68)%        11.71%
Ratios/Supplemental Data:
  Net assets, end of period (000's)...................                    $1,280,603     $1,799,929     $1,998,447     $3,046,510
  Net expenses to average daily net assets............                          0.69%          0.69%          0.69%          0.69%
  Net investment income to average daily net assets...                          2.07%          2.09%          1.84%          2.19%
  Portfolio turnover rate.............................                            31%            53%            60%            68%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share
    amounts...........................................                    $     0.02     $     0.02     $     0.06     $     0.07


(1) Calculation excludes purchase premiums and redemption fees. Total returns would be lower had certain expenses not been reimbursed during the periods shown.
(2) Computed using average shares outstanding throughout the period.
(3) Not annualized.
(4) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .04% of average daily net assets.
(5) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .02% of average daily net assets.
(6) Annualized.
* Effective February 1, 2001, the "GMO International Core Fund" was renamed the "GMO International Intrinsic Value Fund."

CURRENCY HEDGED INTERNATIONAL EQUITY FUND*


                                                                                     CLASS III SHARES
                                                                 --------------------------------------------------------
                                                                                YEAR ENDED FEBRUARY 28/29,
                                                                 --------------------------------------------------------
                                                                  2002        2001        2000        1999         1998
                                                                 -------     -------     -------     -------     --------
Net asset value, beginning of period........................                 $ 10.04     $  9.28     $ 11.92     $  12.68
                                                                 -------     -------     -------     -------     --------
Income from investment operations:
  Net investment income.....................................                    0.23(2)     0.23(2)     0.23(2)      0.27(2)
  Net realized and unrealized gain (loss)...................                    1.34        1.26       (0.36)(3)     1.72
                                                                 -------     -------     -------     -------     --------
    Total from investment operations........................                    1.57        1.49       (0.13)        1.99
                                                                 -------     -------     -------     -------     --------
Less distributions to shareholders:
  From net investment income................................                   (0.21)      (0.33)      (0.08)       (0.27)
  In excess of net investment income........................                   --          (0.09)      (0.21)       --
  From net realized gains...................................                   (2.15)      (0.31)      (2.22)       (2.48)
                                                                 -------     -------     -------     -------     --------
    Total distributions.....................................                   (2.36)      (0.73)      (2.51)       (2.75)
                                                                 -------     -------     -------     -------     --------
Net asset value, end of period..............................                 $  9.25     $ 10.04     $  9.28     $  11.92
                                                                 =======     =======     =======     =======     ========
Total Return(1).............................................                   16.69%      15.86%      (1.84)%      17.98%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................                 $49,332     $75,054     $97,450     $207,653
  Net expenses to average daily net assets..................                    0.69%      0.69%        0.69%        0.69%
  Net investment income to average daily net assets.........                    2.23%      2.25%        2.07%        2.15%
  Portfolio turnover rate...................................                      39%        68%          68%          96%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....                 $  0.04     $  0.03     $  0.05     $   0.05


(1) Calculation excludes purchase premiums. Total returns would be lower had certain expenses not been reimbursed during the periods shown.
(2) Computed using average shares outstanding throughout the period.
(3) The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the year ended February 28, 1999 due to timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(4) Not annualized.
(5) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .03% of average daily net assets.
(6) Annualized.
* Effective February 1, 2001, the "GMO Currency Hedged International Core Fund" was renamed the "GMO Currency Hedged International Equity Fund."

                              FINANCIAL HIGHLIGHTS
                (For a Share outstanding throughout each period)
FOREIGN FUND*


                                                                                      CLASS III SHARES
                                                           ----------------------------------------------------------------------
                                                                                 YEAR ENDED FEBRUARY 28/29,
                                                           ----------------------------------------------------------------------
                                                              2002           2001           2000          1999           1998
                                                           ----------     ----------     ----------     --------     ------------
Net asset value, beginning of period..................                    $    13.16     $    11.81     $  12.10       $  10.66
                                                           ----------     ----------     ----------     --------       --------
Income from investment operations:
  Net investment income...............................                          0.21(2)        0.20(2)      0.20(2)        0.21(2)
  Net realized and unrealized gain (loss).............                         (0.43)          2.86        (0.12)          1.45
                                                           ----------     ----------     ----------     --------       --------
    Total from investment operations..................                         (0.22)          3.06         0.08           1.66
                                                           ----------     ----------     ----------     --------       --------
Less distributions to shareholders:
  From net investment income..........................                         (0.29)         (0.21)       (0.26)         (0.22)
  From net realized gains.............................                         (1.43)         (1.50)       (0.11)         (0.00)(3)
                                                           ----------     ----------     ----------     --------       --------
    Total distributions...............................                         (1.72)         (1.71)       (0.37)         (0.22)
                                                           ----------     ----------     ----------     --------       --------
Net asset value, end of period........................                    $    11.22     $    13.16     $  11.81       $  12.10
                                                           ==========     ==========     ==========     ========       ========
Total Return(1).......................................                         (1.85)%        25.65%        0.48%         15.95%
Ratios/Supplemental Data:
  Net assets, end of period (000's)...................                    $1,019,541     $1,022,498     $927,108       $847,427
  Net expenses to average daily net assets............                          0.75%          0.75%        0.75%          0.75%
  Net investment income to average daily net assets...                          1.71%          1.48%        1.60%          1.80%
  Portfolio turnover rate.............................                            38%            35%          27%            19%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share
    amounts...........................................                    $     0.01     $     0.01     $   0.03       $   0.03


(1)  Calculation excludes purchase premiums and redemption fees.
     Total returns would be lower had certain expenses not been reimbursed during the periods shown.
(2) Computed using average shares outstanding throughout the period.
(3)  The per share realized gain distribution was $0.004.
(4)  Not annualized.
(5)  Annualized.
(6) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .02% of average daily net assets.
(7) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .01% of average daily net assets.
(8)  Net investment income earned was less than $.01 per share.
     Computed using average shares outstanding throughout the period.
(9) Fees or expenses voluntarily waived or borne by the manager were less than $.01 per share.
(a)  The fiscal year end of the GMO Pool was June 30.
(b) Expenses for the GMO Pool were paid directly by its unitholders.
(c) Net of annual total GMO Pool expenses of 0.83% paid directly by unitholders.
  * The GMO Foreign Fund (the "Foreign Fund") commenced operations on June 28, 1996 subsequent to a transaction involving, in essence, the reorganization of the GMO
     International Equities Pool of The Common Fund for Nonprofit
     Organizations (the "GMO Pool") as the Foreign Fund.
 **  All information relating to the time periods prior to June
     28, 1996 relates to the GMO Pool. Total return figures are based on historical earnings but past performance data is not necessarily indicative of future performance of the Foreign Fund. The per unit information for the GMO Pool has been restated to conform to the Foreign Fund's initial net asset value of $10.00 per share on such date. The GMO Pool was not a registered investment company as it was exempt from registration under the 1940 Act and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the GMO Pool had been registered under the 1940
     Act, its performance may have been adversely affected. The
     GMO Pool's performance information is also presented as the performance of the Foreign Fund for periods prior to June
     28, 1996 by including the total return of the GMO Pool; such information does not constitute the financial highlights of the Foreign Fund.


The information relating to the periods ended February 28/29, 1998, 1999, 2000, 2001, and 2002 should be read in conjunction with the financial statements and related notes which are included in the Foreign Fund's Annual Report, and which are incorporated by reference in the Trust's Statement of Additional Information. The GMO Pool had only one class of outstanding units. Expenses charged to GMO Pool unitholders were fixed at a level above that of the Foreign Fund's Class II and Class III Shares.

EMERGING COUNTRIES FUND*



                                                                  CLASS III SHARES
                                                    --------------------------------------------
                                                             YEAR ENDED FEBRUARY 28/29,              PERIOD FROM AUGUST 29, 1997
                                                    --------------------------------------------     (COMMENCEMENT OF OPERATIONS)
                                                     2002        2001        2000         1999           TO FEBRUARY 28, 1998
                                                    -------     -------     -------      -------     ----------------------------
Net asset value, beginning of period..............              $ 11.41     $  5.74      $  8.61               $ 10.00
                                                    -------     -------     -------      -------               -------
Income from investment operations:
 Net investment income............................                 0.08        0.05         0.23                  0.03(3)
 Net realized and unrealized gain (loss)..........                (2.48)       5.63        (2.94)                (1.42)
                                                    -------     -------     -------      -------               -------
   Total from investment operations...............                (2.40)       5.68        (2.71)                (1.39)
                                                    -------     -------     -------      -------               -------
Less distributions to shareholders:
 From net investment income.......................                   --          --        (0.16)                   --
 From net realized gains..........................                (0.20)      (0.01)
                                                    -------     -------     -------      -------               -------
   Total distributions............................                (0.20)      (0.01)       (0.16)                   --
                                                    -------     -------     -------      -------               -------
Net asset value, end of period....................              $  8.81     $ 11.41      $  5.74               $  8.61
                                                    =======     =======     =======      =======               =======
Total Return(1)...................................               (21.27)%     98.96%      (31.60)%              (13.90)%(4)
Ratios/Supplemental Data:
 Net assets, end of period (000's)................              $52,239     $65,191      $31,718               $39,698
 Net expenses to average daily net assets.........                 1.40%       1.28%        1.27%                 1.65%(5,6)
 Net investment income to average daily net
   assets.........................................                 0.91%       0.54%        3.65%                 0.78%(5)
 Portfolio turnover rate..........................                   98%        157%         158%                   56%
 Fees and expenses voluntarily waived or borne by
   the Manager consisted of the following per
   share amounts..................................              $  0.01     $  0.01      $  0.02               $  0.03
 Purchase and redemption fees consisted of the
   following per share amounts:(2)................              $  0.02     $    --      $    --               $    --



(1)Calculation excludes purchase premiums and redemption fees. Total returns would be lower had certain expenses not been reimbursed during the periods shown.


(2)The Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change in presentation. Amounts calculated using average shares outstanding throughout the period.


(3)Computed using average shares outstanding throughout the period.


(4) Not annualized.


(5) Annualized.


(6)Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .16% of average daily net assets.


*Effective April 1, 2002, the "GMO Evolving Countries Fund" was renamed the "GMO
 Emerging Countries Fund."

  FIXED INCOME FUNDS
  -------------------------------

  DOMESTIC BOND FUND

                                                                                       CLASS III SHARES
                                                              ------------------------------------------------------------------
                                                                                  YEAR ENDED FEBRUARY 28/29,
                                                              ------------------------------------------------------------------
                                                                2002      2001(3)            2000             1999        1998
                                                              --------    --------         --------         --------    --------
Net asset value, beginning of period........................              $   9.23         $   9.65         $  10.26    $  10.18
                                                              --------    --------         --------         --------    --------
Income from investment operations:
 Net investment income(1)...................................                  0.61(4)          0.60             0.68        0.67
 Net realized and unrealized gain (loss)....................                  0.72            (0.42)           (0.15)       0.38
                                                              --------    --------         --------         --------    --------
   Total from investment operations.........................                  1.33             0.18             0.53        1.05
                                                              --------    --------         --------         --------    --------
Less distributions to shareholders:
 From net investment income.................................                 (0.58)           (0.58)           (0.68)      (0.70)
 From net realized gains....................................                    --            (0.02)           (0.21)      (0.27)
 In excess of net realized gains............................                    --               --(5)         (0.25)         --
                                                              --------    --------         --------         --------    --------
   Total distributions......................................                 (0.58)           (0.60)           (1.14)      (0.97)
                                                              --------    --------         --------         --------    --------
Net asset value, end of period..............................              $   9.98         $   9.23         $   9.65    $  10.26
                                                              ========    ========         ========         ========    ========
Total Return(2).............................................                 14.91%            2.03%            5.03%      10.71%
Ratios/Supplemental Data:
 Net assets, end of period (000's)..........................              $170,534         $164,457         $175,071    $431,410
 Net operating expenses to average daily net assets.........                  0.25%            0.25%            0.25%       0.25%
 Interest expense to average daily net assets...............                  0.07%            0.19%            0.02%         --
 Total net expenses to average daily net assets.............                  0.32%(6)         0.44%(6)         0.27%(6)     0.25%
 Net investment income to average daily net assets(1).......                  6.41%            5.85%            6.21%       6.14%
 Portfolio turnover rate....................................                    65%              20%              17%         59%
 Fees and expenses voluntarily waived or borne by the
   Manager consisted of the following per share amounts.....                    --(7)            --(7)      $   0.02    $   0.02

(1) Calculation excludes purchase premiums and redemption fees. Net investment income for the years ended February 28, 2001 and February 29, 2000 is affected by timing of the declaration of dividends by other GMO Funds in which the Fund invests.
(2) Total returns would be lower had certain expenses not been reimbursed during the periods shown.
(3) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was an increase net investment income per share by $0.001, decrease net realized and unrealized gains and losses per share by $0.001 and increase the ratio of net investment income to average net assets from 6.40% to 6.41%. Per share data and ratios/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change in presentation.
(4) Computed using average shares outstanding throughout the period.
(5) The per share distribution in excess of net realized gains was less than $0.01.
(6) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(7) Fees and expenses waived or borne by the Manager were less than $0.01 per share.

CORE PLUS BOND FUND*

                                                                CLASS III SHARES
                                               --------------------------------------------------
                                                           YEAR ENDED FEBRUARY 28/29,                 PERIOD FROM APRIL 30, 1997
                                               --------------------------------------------------    (COMMENCEMENT OF OPERATIONS)
                                                 2002        2001(3)         2000          1999          TO FEBRUARY 28, 1998
                                               --------      --------      --------      --------    ----------------------------
Net asset value, beginning of period.......                  $   9.64      $  10.23      $  10.60              $  10.00
                                               --------      --------      --------      --------              --------
Income from investment operations:
 Net investment income(1)..................                      0.62(4)       0.62(4)       0.64(4)               0.55(4)
 Net realized and unrealized gain (loss)...                      0.73         (0.40)        (0.58)                 0.66
                                               --------      --------      --------      --------              --------
   Total from investment operations........                      1.35          0.22          0.06                  1.21
                                               --------      --------      --------      --------              --------
Less distributions to shareholders:
 From net investment income................                     (0.82)        (0.70)        (0.12)                (0.27)
 From net realized gains...................                        --         (0.11)        (0.31)                (0.34)
                                               --------      --------      --------      --------              --------
   Total distributions.....................                     (0.82)        (0.81)        (0.43)                (0.61)
                                               --------      --------      --------      --------              --------
Net asset value, end of period.............                  $  10.17      $   9.64      $  10.23              $  10.60
                                               ========      ========      ========      ========              ========
Total Return(2)............................                     14.52%         2.26%         0.44%                12.16%(5)
Ratios/Supplemental Data:
 Net assets, end of period (000's).........                  $156,412      $120,276      $143,703              $228,386
 Net operating expenses to average daily
   net assets..............................                      0.39%(6)      0.40%         0.40%                 0.40%(7)
 Interest expense to average daily net
   assets..................................                        --          0.01%           --                    --
 Total net expenses to average daily net
   assets..................................                      0.39%         0.41%(8)        --                    --
 Net investment income to average daily net
   assets(1)...............................                      6.34%         6.19%         5.97%                 6.05%(7)
 Portfolio turnover rate...................                       181%           40%          113%                   58%
 Fees and expenses voluntarily waived or
   borne by the Manager consisted of the
   following per share amounts.............                  $   0.01      $   0.01      $   0.03              $   0.02

(1) Calculation excludes purchase premiums and redemption fees. Net investment income for the years ended February 28, 2001 and February 29, 2000 is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.
(2) Calculation excludes purchase premiums. Total returns would be lower had certain expenses not been reimbursed during the periods shown.
(3) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.04, increase net realized gains and losses per share by $0.04 and decrease the ratio of net investment income to average net assets from 6.70% to 6.34%. Per share and ratio/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change in presentation.
(4) Computed using average shares outstanding throughout the period.
(5) Not annualized.
(6) On October 19, 2000, the Fund began to invest in GMO Emerging Country Debt Fund and revised its voluntary expense waiver. Net expenses exclude expenses incurred indirectly through investment in GMO Emerging Country Debt Fund.
(7) Annualized.
(8) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
* Effective June 30, 2001, the "GMO U.S. Bond/Global Alpha A Fund" was renamed the "GMO Core Plus Bond Fund."

INTERNATIONAL BOND FUND

                                                                                      CLASS III SHARES
                                                              ----------------------------------------------------------------
                                                                                 YEAR ENDED FEBRUARY 28/29,
                                                              ----------------------------------------------------------------
                                                                2002        2001(3)         2000          1999          1998
                                                              --------      --------      --------      --------      --------
Net asset value, beginning of period........................                $   9.19      $  10.06      $  10.45      $  10.78
                                                              --------      --------      --------      --------      --------
Income from investment operations:
  Net investment income(1)..................................                    0.63(4)       0.70          0.71          0.59
  Net realized and unrealized gain (loss)...................                   (0.34)        (0.99)        (0.42)         0.08
                                                              --------      --------      --------      --------      --------
    Total from investment operations........................                    0.29         (0.29)         0.29          0.67
                                                              --------      --------      --------      --------      --------
Less distributions to shareholders:
  From net investment income................................                      --         (0.39)        (0.36)        (0.54)
  In excess of net investment income........................                      --            --         (0.09)           --
  From net realized gains...................................                   (0.04)        (0.19)        (0.23)        (0.10)
  In excess of net realized gains...........................                      --(5)         --            --         (0.36)
                                                              --------      --------      --------      --------      --------
    Total distributions.....................................                   (0.04)        (0.58)        (0.68)        (1.00)
                                                              --------      --------      --------      --------      --------
Net asset value, end of period..............................                $   9.44      $   9.19      $  10.06      $  10.45
                                                              ========      ========      ========      ========      ========
Total Return(2).............................................                    3.20%        (2.98)%        2.48%         6.32%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................                $212,591      $145,373      $181,829      $293,022
  Net operating expenses to average daily net assets........                    0.39%(6)      0.40%         0.40%         0.40%
  Interest expense to average daily net assets..............                      --          0.03%           --            --
  Total net expenses to average daily net assets............                    0.39%         0.43%(7)      0.40%         0.40%
  Net investment income to average daily net assets(1)......                    6.82%         6.51%         6.45%         6.24%
  Portfolio turnover rate...................................                     114%           39%          106%          105%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....                $   0.01      $   0.01      $   0.03      $   0.02

(1) Calculation excludes purchase premiums and redemption fees. Net investment income for the years ended February 28, 2001 and February 29, 2000 is affected by the timing of the declaration of dividends by other GMO Funds in which the Fund invests.
(2) Calculation excludes purchase premiums. Total returns would be lower had certain expenses not been reimbursed during the periods shown.
(3) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01 and decrease the ratio of net investment income to average net assets from 6.97% to 6.82%. Per share and ratios/ supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change in presentation.
(4) Computed using average shares outstanding throughout the period.
(5) The distribution in excess of net realized gains was less than $0.01.
(6) On October 19, 2000, the Fund began to invest a portion of its assets in GMO Emerging Country Debt Fund and GMO revised its voluntary expense waiver. Net expenses exclude expenses incurred indirectly through investment in GMO Emerging Country Debt Fund.
(7) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

CURRENCY HEDGED INTERNATIONAL BOND FUND

                                                                                     CLASS III SHARES
                                                              --------------------------------------------------------------
                                                                                YEAR ENDED FEBRUARY 28/29,
                                                              --------------------------------------------------------------
                                                               2002        2001(3)        2000          1999          1998
                                                              -------      -------      --------      --------      --------
Net asset value, beginning of period........................               $  9.70      $  10.47      $  10.66      $  12.16
                                                              -------      -------      --------      --------      --------
Income from investment operations:
  Net investment income(1)..................................                  0.59(4)       0.65(4)       0.74          0.88
  Net realized and unrealized gain (loss)...................                  0.71         (0.17)        (0.39)         0.73
                                                              -------      -------      --------      --------      --------
    Total from investment operations........................                  1.30          0.48          0.35          1.61
                                                              -------      -------      --------      --------      --------
Less distributions to shareholders:
  From net investment income................................                 (0.96)        (1.11)        (0.16)        (0.88)
  In excess of net investment income........................                 (0.22)           --            --            --
  From net realized gains...................................                 (0.10)        (0.14)        (0.38)        (2.23)
  In excess of net realized gains...........................                    --(5)         --            --            --
                                                              -------      -------      --------      --------      --------
    Total distributions.....................................                 (1.28)        (1.25)        (0.54)        (3.11)
                                                              -------      -------      --------      --------      --------
Net asset value, end of period..............................               $  9.72      $   9.70      $  10.47      $  10.66
                                                              =======      =======      ========      ========      ========
Total Return(2).............................................                 14.06%         4.95%         3.20%        14.44%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................               $18,102      $283,340      $323,711      $320,905
  Net expenses to average daily net assets..................                  0.40%(6)      0.40%         0.40%         0.40%
  Net investment income to average daily net assets(1)......                  5.96%         6.51%         6.30%         6.50%
  Portfolio turnover rate...................................                   120%           65%          116%          135%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....               $  0.01      $   0.01      $   0.04      $   0.05

(1) Calculation excludes purchase premiums and redemption fees. Net investment income for the years ended February 28, 2001 and February 29, 2000 is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.
(2) Calculation excludes purchase premiums. Total returns would be lower had certain expenses not been reimbursed during the periods shown.
(3) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01 and decrease the ratio of net investment income to average net assets from 6.05% to 5.96%. Per share and ratio/ supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change in presentation.
(4) Computed using average shares outstanding throughout the period.
(5) The distribution in excess of net realized gains was less than $0.01. Computed using average shares outstanding throughout the period.
(6) On February 26, 2001, the Fund began to invest a portion of its assets in GMO Emerging Country Debt Fund and revised its voluntary expense waiver. Net expenses exclude expenses incurred indirectly through investment in GMO Emerging Country Debt Fund.

GLOBAL BOND FUND

                                                                                      CLASS III SHARES
                                                              ----------------------------------------------------------------
                                                                                  YEAR ENDED FEBRUARY 28,
                                                              ----------------------------------------------------------------
                                                                2002        2001(3)         2000          1999          1998
                                                              --------      --------      --------      --------      --------
Net asset value, beginning of period........................                $   9.41      $   9.87      $  10.15      $  10.16
                                                              --------      --------      --------      --------      --------
Income from investment operations:
  Net investment income(1)..................................                    0.51(4)       0.51          0.55          0.65(4)
  Net realized and unrealized gain (loss)...................                    0.12         (0.71)        (0.25)         0.36
                                                              --------      --------      --------      --------      --------
    Total from investment operations........................                    0.63         (0.20)         0.30          1.01
                                                              --------      --------      --------      --------      --------
Less distributions to shareholders:
  From net investment income................................                      --         (0.23)        (0.37)        (0.56)
  In excess of net investment income........................                      --         (0.03)        (0.09)           --
  From net realized gains...................................                      --            --         (0.06)        (0.28)
  In excess of net realized gains...........................                      --            --         (0.06)        (0.18)
                                                              --------      --------      --------      --------      --------
    Total distributions.....................................                      --         (0.26)        (0.58)        (1.02)
                                                              --------      --------      --------      --------      --------
Net asset value, end of period..............................                $  10.04      $   9.41      $   9.87      $  10.15
                                                              ========      ========      ========      ========      ========
Total Return(2).............................................                    6.70%        (2.07)%        2.69%        10.19%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................                $291,112      $182,730      $163,210      $105,052
  Net operating expenses to average daily net assets........                    0.33%(5)      0.34%         0.34%         0.34%
  Interest expense to average daily net assets..............                      --          0.16%           --            --
  Total net expenses to average daily net assets............                    0.33%         0.50%(6)      0.34%         0.34%
  Net investment income to average daily net assets(1)......                    5.34%         5.09%         5.86%         6.21%
  Portfolio turnover rate...................................                      35%          116%           75%          103%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....                $   0.01      $   0.01      $   0.03      $   0.04

(1) Calculation excludes purchase premiums and redemption fees. Net investment income for the years ended February 28, 2001 and February 29, 2000 is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.
(2) Calculation excludes purchase premiums. Total returns would be lower had certain expenses not been reimbursed during the periods shown.
(3) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change on net investment income and net realized and unrealized gains and losses per share for the year ended February 28, 2001 was less than $0.01 per share. The effect of this change decreased the ratio of net investment income to average net assets from 5.36% to 5.34%. Per share and ratio/supplemental data for periods to March 1, 2001 have not been restated to reflect this change in presentation.
(4) Computed using average shares outstanding throughout the period.
(5) On October 19, 2000, the Fund began to invest a portion of its assets in GMO Emerging Country Debt Fund and GMO revised its voluntary expense waiver. Net expenses exclude expenses incurred indirectly through investment in GMO Emerging Country Debt Fund.

(6) Interest expense incurred as a result of entering into repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.


SHORT-TERM INCOME FUND

                                                                                   CLASS III SHARES
                                                              -----------------------------------------------------------
                                                                              YEAR ENDED FEBRUARY 28/29,
                                                              -----------------------------------------------------------
                                                               2002         2001         2000         1999         1998
                                                              -------      -------      -------      -------      -------
Net asset value, beginning of period........................               $  9.62      $  9.63      $  9.81      $  9.78
                                                              -------      -------      -------      -------      -------
Income from investment operations:
    Net investment income(1)................................                  0.42(3)      0.46(3)      0.57         0.55
    Net realized and unrealized gain (loss).................                  0.33         0.05        (0.16)        0.03
                                                              -------      -------      -------      -------      -------
        Total from investment operations....................                  0.75         0.51         0.41         0.58
                                                              -------      -------      -------      -------      -------
Less distributions to shareholders:
    From net investment income..............................                 (0.44)       (0.52)       (0.59)       (0.55)
    From net realized gains.................................                 (0.01)          --           --           --
                                                              -------      -------      -------      -------      -------
        Total distributions.................................                 (0.45)       (0.52)       (0.59)       (0.55)
                                                              -------      -------      -------      -------      -------
Net asset value, end of period..............................               $  9.92      $  9.62      $  9.63      $  9.81
                                                              =======      =======      =======      =======      =======
Total Return(2).............................................                  7.91%        5.42%        4.29%        6.10%
Ratios/Supplemental Data:
    Net assets, end of period (000's).......................               $40,505      $43,491      $53,387      $37,377
    Net expenses to average daily net assets................                  0.20%        0.20%        0.20%        0.20%
    Net investment income to average daily net assets(1)....                  4.30%        4.82%        5.50%        5.73%
    Portfolio turnover rate.................................                    50%         178%          76%          50%
    Fees and expenses voluntarily waived or borne by the
      Manager consisted of the following per share
      amounts...............................................               $  0.01      $  0.01      $  0.03      $  0.03

(1) Calculation excludes purchase premiums and redemption fees. Net investment income for the years ended February 28, 2001 and February 29, 2000 is affected by the timing of the declaration of dividends by other GMO Funds in which the Fund invests.
(2) Total returns would be lower had certain expenses not been reimbursed during the periods shown.
(3) Computed using average shares outstanding throughout the period.

GLOBAL HEDGED EQUITY FUND

                                                                                     CLASS III SHARES
                                                              ---------------------------------------------------------------
                                                                                YEAR ENDED FEBRUARY 28/29,
                                                              ---------------------------------------------------------------
                                                               2002          2001          2000          1999          1998
                                                              -------      --------      --------      --------      --------
Net asset value, beginning of period........................               $   7.72      $   7.59      $   8.72      $  10.69
                                                              -------      --------      --------      --------      --------
Income (loss) from investment operations:
  Net investment income(1)..................................                   0.15          0.16          0.17(4)       0.35
  Net realized and unrealized gain (loss)...................                   1.68          0.20         (0.88)        (0.52)
                                                              -------      --------      --------      --------      --------
    Total from investment operations........................                   1.83          0.36         (0.71)        (0.17)
                                                              -------      --------      --------      --------      --------
Less distributions to shareholders:
  From net investment income................................                  (0.42)        (0.23)        (0.21)        (0.35)
  In excess of net investment income........................                  (0.40)           --         (0.21)           --
  From net realized gains...................................                     --            --            --         (1.05)
  In excess of net realized gains...........................                     --            --            --         (0.40)
                                                              -------      --------      --------      --------      --------
    Total distributions.....................................                  (0.82)        (0.23)        (0.42)        (1.80)
                                                              -------      --------      --------      --------      --------
Net asset value, end of period..............................               $   8.73      $   7.72      $   7.59      $   8.72
                                                              =======      ========      ========      ========      ========
Total Return(2).............................................                  24.84%         4.74%        (8.13)%       (1.63)%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................               $ 56,499      $ 46,718      $ 50,671      $170,706
  Net expenses to average daily net assets(3)...............                   0.25%         0.21%         0.17%         0.58%
  Net investment income to average daily net assets(1)......                   1.80%         1.89%         1.99%         2.93%
  Portfolio turnover rate...................................                     15%           13%           21%          277%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....               $   0.05      $   0.04      $   0.05      $   0.04

(1) Calculation excludes purchase premiums and redemption fees. Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(2) Calculation excludes purchase premiums and redemption fees. Total returns would be lower had certain expenses not been reimbursed during the periods shown.
(3) On August 20, 1997, the Fund began to invest a substantial portion of its assets in other GMO funds and revised its voluntary waiver. Net expenses exclude expenses incurred indirectly through investment in underlying funds.
(4) Computed using average shares outstanding throughout the period.
(5) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .02% of average daily net assets.

INFLATION INDEXED BOND FUND

                                                                                     CLASS III SHARES
                                                         ------------------------------------------------------------------------
                                                                YEAR ENDED FEBRUARY 28/29,            PERIOD FROM MARCH 31, 1997
                                                         ----------------------------------------    (COMMENCEMENT OF OPERATIONS)
                                                          2002      2001(2)     2000       1999          TO FEBRUARY 28, 1998
                                                         -------    -------    -------    -------    ----------------------------
Net asset value, beginning of period...................             $  9.72    $  9.88    $ 10.04              $ 10.00
                                                         -------    -------    -------    -------              -------
Income from investment operations:
  Net investment income................................                0.71(3)    0.65(3)    0.61                 0.42(3)
  Net realized and unrealized gain (loss)..............                0.90      (0.30)     (0.18)               (0.04)
                                                         -------    -------    -------    -------              -------
        Total from investment operations...............                1.61       0.35       0.43                 0.38
                                                         -------    -------    -------    -------              -------
Less distributions to shareholders:
  From net investment income...........................               (0.69)     (0.51)     (0.59)               (0.30)
  In excess of net investment income...................                  --         --         --                (0.02)
  From net realized gains..............................                  --         --         --                   --(4)
  From tax return of capital...........................                  --         --         --                (0.02)
                                                         -------    -------    -------    -------              -------
        Total distributions............................               (0.69)     (0.51)     (0.59)               (0.34)
                                                         -------    -------    -------    -------              -------
Net asset value, end of period.........................             $ 10.64    $  9.72    $  9.88              $ 10.04
                                                         =======    =======    =======    =======              =======
Total Return(1)........................................               16.86%      3.57%      4.28%                3.77%(5)
Ratios/Supplemental Data:
  Net assets, end of period (000's)....................             $65,887    $51,951    $25,147              $25,660
  Net operating expenses to average daily net assets...                0.25%      0.25%      0.25%                0.25%(6)
  Interest expense to average daily net assets.........                0.37%      0.45%        --                   --
  Total net expenses to average daily net assets.......                0.62%(7)    0.70%(7)    0.25%              0.25%(6)
  Net investment income to average daily net assets....                6.87%      6.49%      4.93%                4.48%(6)
  Portfolio turnover rate..............................                  32%       112%        94%                   9%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share
    amounts............................................             $  0.01    $  0.01    $  0.04              $  0.04

(1) Calculation excludes purchase premiums and redemption fees. Total returns would be lower had certain expenses not been reimbursed during the periods shown.
(2) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.001, increase net realized and unrealized gains and losses per share by $0.001 and decrease the ratio of net investment income to average net assets from 6.88% to 6.87%. Per share and ratios/ supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change in presentation.
(3) Computed using average shares outstanding throughout the period.
(4) The per share distributions from net realized gains was $0.002.
(5) Not annualized.
(6) Annualized.
(7) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

EMERGING COUNTRY DEBT SHARE FUND

                                                                                     CLASS III SHARES
                                                              ---------------------------------------------------------------
                                                                        YEAR ENDED
                                                                      FEBRUARY 28/29,             PERIOD FROM JULY 20, 1998
                                                              -------------------------------    (COMMENCEMENT OF OPERATIONS)
                                                                2002        2001       2000       THROUGH FEBRUARY 28, 1999
                                                              --------    --------    -------    ----------------------------
Net asset value, beginning of period........................              $   8.70    $  6.84              $ 10.00
                                                              --------    --------    -------              -------
Income from investment operations:
  Net investment income(1)..................................                  1.33(4)    1.10                 0.03
  Net realized and unrealized loss..........................                  0.23       1.97                (3.16)
                                                              --------    --------    -------              -------
        Total from investment operations....................                  1.56       3.07                (3.13)
                                                              --------    --------    -------              -------
Less distributions to shareholders:
  From net investment income................................                 (1.36)     (1.09)               (0.03)
  In excess of net investment income........................                    --(5)   (0.11)                  --
  From net realized gains...................................                    --      (0.01)                  --
                                                              --------    --------    -------              -------
        Total distributions.................................                 (1.36)     (1.21)               (0.03)
                                                              --------    --------    -------              -------
Net asset value, end of period..............................              $   8.90    $  8.70              $  6.84
                                                              ========    ========    =======              =======
Total Return(2).............................................                 18.71%     46.71%              (31.32)%(6)
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................              $102,481    $86,280              $41,216
  Net expenses to average daily net assets(3)...............                  0.00%      0.00%                0.00%
  Net investment income to average daily net assets(1)......                 14.39%     14.22%                0.64%(7)
  Portfolio turnover rate...................................                     0%         0%                   0%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amount:....                    --(8)      --(8)                --(8)

(1) Calculation excludes purchase premiums and redemption fees. Recognition of net investment income is affected by the timing of the declaration of dividends by GMO Emerging Country Debt Fund.
(2) Total returns would be lower had certain expenses not been reimbursed during the periods shown.
(3) Net expenses exclude expenses incurred indirectly through investment in underlying fund.
(4) Computed using average shares outstanding throughout the period.
(5) The per share distributions in excess of net investment income was less than $0.01.
(6) Not annualized.
(7) Annualized.
(8) Fees and expenses waived or borne by the Manager were less than $0.01 per share.

ASSET ALLOCATION FUNDS

INTERNATIONAL EQUITY ALLOCATION FUND

                                                                               CLASS III SHARES
                                                              ---------------------------------------------------
                                                                          YEAR ENDED FEBRUARY 28/29,
                                                              ---------------------------------------------------
                                                               2002       2001       2000       1999       1998
                                                              -------    -------    -------    -------    -------
Net asset value, beginning of period........................             $  9.87    $  8.28    $ 10.18    $ 10.41
                                                              -------    -------    -------    -------    -------
Income from investment operations:
  Net investment income(1)..................................                0.16(4)    0.22(4)    0.19(4)    0.33(4)
  Net realized and unrealized gain (loss)...................               (0.06)      1.73      (1.01)      0.31
                                                              -------    -------    -------    -------    -------
    Total from investment operations........................                0.10       1.95      (0.82)      0.64
                                                              -------    -------    -------    -------    -------
Less distributions to shareholders:
  From net investment income................................               (0.30)     (0.08)     (0.19)     (0.29)
  In excess of net investment income........................                  --         --      (0.31)        --(5)
  From net realized gains...................................                  --      (0.28)     (0.58)     (0.58)
                                                              -------    -------    -------    -------    -------
    Total distributions.....................................               (0.30)     (0.36)     (1.08)     (0.87)
                                                              -------    -------    -------    -------    -------
Net asset value, end of period..............................             $  9.67    $  9.87    $  8.28    $ 10.18
                                                              =======    =======    =======    =======    =======
Total Return(2).............................................                0.87%    23.58%      (8.77)%     6.73%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................             $72,975    $76,047    $90,161    $85,876
  Net expenses to average daily net assets(3)...............                0.00%     0.00%       0.00%      0.00%
  Net investment income to average daily net assets(1)......                1.62%     2.24%       2.06%      3.13%
  Portfolio turnover rate...................................                  14%        8%         36%        16%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....                  --(8)      --(8) $  0.01    $  0.01

(1) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(2) Calculation excludes purchase premiums and redemption fees. Total return would be lower had certain expenses not been reimbursed during the period shown.
(3) Net expenses exclude expenses incurred indirectly through investment in underlying funds.
(4) Computed using average shares outstanding throughout the period.
(5) The per share distribution in excess of net investment income was $0.001.
(6) Not annualized.
(7) Annualized.
(8) Fees and expenses waived or borne by the Manager were less than $0.01 per share.

WORLD EQUITY ALLOCATION FUND

                                                                               CLASS III SHARES
                                                              ---------------------------------------------------
                                                                          YEAR ENDED FEBRUARY 28/29,
                                                              ---------------------------------------------------
                                                               2002       2001       2000       1999       1998
                                                              -------    -------    -------    -------    -------
Net asset value, beginning of period........................             $  8.96    $  8.52    $ 10.39    $ 10.52
                                                              -------    -------    -------    -------    -------
Income from investment operations:
  Net investment income(1)..................................                0.21       0.20(4)    0.18(4)    0.29(4)
  Net realized and unrealized gain (loss)...................                0.18       1.69      (0.82)      1.03
                                                              -------    -------    -------    -------    -------
    Total from investment operations........................                0.39       1.89      (0.64)      1.32
                                                              -------    -------    -------    -------    -------
Less distributions to shareholders:
  From net investment income................................               (0.36)     --         (0.18)     (0.28)
  In excess of net investment income........................               --         --         (0.33)        --(5)
  From net realized gains...................................               --         (1.45)     (0.72)     (1.17)
                                                              -------    -------    -------    -------    -------
    Total distributions.....................................               (0.36)     (1.45)     (1.23)     (1.45)
                                                              -------    -------    -------    -------    -------
Net asset value, end of period..............................             $  8.99    $  8.96    $  8.52    $ 10.39
                                                              =======    =======    =======    =======    =======
Total Return(2).............................................                4.29%     22.45%     (6.67)%    13.56%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................             $11,021    $10,834    $29,582    $50,952
  Net expenses to average daily net assets(3)...............                0.00%      0.00%      0.00%      0.00%
  Net investment income to average daily net assets(1)......                2.31%      2.24%      1.91%      2.65%
  Portfolio turnover rate...................................                  12%        12%        17%        49%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....             $  0.02    $  0.02    $  0.01    $  0.01

(1) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(2) Calculation excludes purchase premiums and redemption fees. Total return would be lower had certain expenses not been reimbursed during the periods shown.
(3) Net expenses exclude expenses incurred indirectly through investment in underlying funds.
(4) Computed using average shares outstanding throughout the period.
(5) The per share distribution in excess of net investment income was $0.0004.
(6) Not annualized.
(7) The earliest class of shares of this Fund, Class I Shares, commenced operations on June 28, 1996. For the period from June 28, 1996 to February 28, 1997, Class I Shares of this Fund had a total return equal to 8.23%. Total operating expenses for Class I shares were 0.13% higher than expected total operating expenses for Class III Shares.
(8) Annualized.

GLOBAL (U.S.+) EQUITY ALLOCATION FUND

                                                                               CLASS III SHARES
                                                              ---------------------------------------------------
                                                                           YEAR ENDED FEBRUARY 28/29
                                                              ---------------------------------------------------
                                                               2002       2001       2000       1999       1998
                                                              -------    -------    -------    -------    -------
Net asset value, beginning of period........................             $  9.49    $  8.85    $ 10.48    $ 10.30
                                                              -------    -------    -------    -------    -------
Income from investment operations:
  Net investment income(1)..................................                0.24       0.25       0.16(4)    0.26(4)
  Net realized and unrealized gain (loss)...................                0.39       1.45      (0.40)      1.83
                                                              -------    -------    -------    -------    -------
    Total from investment operations........................                0.63       1.70      (0.24)      2.09
                                                              -------    -------    -------    -------    -------
Less distributions to shareholders:
  From net investment income................................               (0.23)     (0.24)     (0.16)     (0.26)
  In excess of net investment income........................               (0.28)     (0.19)     (0.40)        --(5)
  From net realized gains...................................               (0.69)     (0.63)     (0.83)     (1.65)
                                                              -------    -------    -------    -------    -------
    Total distributions.....................................               (1.20)     (1.06)     (1.39)     (1.91)
                                                              -------    -------    -------    -------    -------
Net asset value, end of period..............................             $  8.92    $  9.49    $  8.85    $ 10.48
                                                              =======    =======    =======    =======    =======
Total Return(2).............................................                6.57%     19.14%     (2.84)%    21.86%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................             $42,776    $36,669    $32,474    $45,101
  Net expenses to average daily net assets(3)...............                0.00%      0.00%      0.00%      0.00%
  Net investment income to average daily net assets(1)......                2.56%      2.63%      1.64%      2.39%
  Portfolio turnover rate...................................                  19%        18%        34%        32%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....             $  0.01    $  0.01    $  0.01    $  0.01

(1) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(2) Calculation excludes purchase premiums and redemption fees. Total returns would be lower had certain expenses not been reimbursed during the periods shown.
(3) Net expenses exclude expenses incurred indirectly through investment in underlying funds.
(4) Computed using average shares outstanding throughout the period.
(5) The per share distribution in excess of net investment income was $0.0009.
(6) Not annualized.
(7) Annualized.

GLOBAL BALANCED ALLOCATION FUND

                                                                                      CLASS III SHARES
                                                              -----------------------------------------------------------------
                                                                                                                 PERIOD FROM
                                                                                                                JUNE 2, 1997
                                                                       YEAR ENDED FEBRUARY 28/29,             (COMMENCEMENT OF
                                                              --------------------------------------------     OPERATIONS) TO
                                                                2002        2001        2000        1999      FEBRUARY 28, 1998
                                                              --------    --------    --------    --------    -----------------
Net asset value, beginning of period........................              $  10.78    $  10.51    $  11.87        $  11.56
                                                              --------    --------    --------    --------        --------
Income from investment operations:
  Net investment income(1)..................................                  0.47        0.44        0.31            0.17(4)
  Net realized and unrealized gain (loss)...................                  0.60        0.91       (0.54)           1.30
                                                              --------    --------    --------    --------        --------
    Total from investment operations........................                  1.07        1.35       (0.23)           1.47
                                                              --------    --------    --------    --------        --------
Less distributions to shareholders:
  From net investment income................................                 (0.60)      (0.43)      (0.28)          (0.33)
  In excess of net investment income........................                 (0.22)         --       (0.29)             --(5)
  From net realized gains...................................                 (0.23)      (0.65)      (0.56)          (0.83)
  In excess of net realized gains...........................                    --(6)       --(6)       --              --
                                                              --------    --------    --------    --------        --------
    Total distributions.....................................                 (1.05)      (1.08)      (1.13)          (1.16)
                                                              --------    --------    --------    --------        --------
Net asset value, end of period..............................              $  10.80    $  10.78    $  10.51        $  11.87
                                                              ========    ========    ========    ========        ========
Total Return(2).............................................                 10.12%      12.77%      (2.27)%         13.31%(7,8)
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................              $112,704    $119,075    $127,600        $115,280
  Net expenses to average daily net assets(3)...............                  0.00%       0.00%       0.00%           0.00%(9)
  Net investment income to average daily net assets(1)......                  4.13%       4.18%       2.50%           1.91%(9)
  Portfolio turnover rate...................................                    26%         26%         10%             18%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....                    --(10)       --(10) $   0.01      $   0.01

 (1) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
 (2) Calculation excludes purchase premiums and redemption fees. Total returns would be lower had certain expenses not been reimbursed during the periods shown.
 (3) Net expenses excludes expenses incurred indirectly through investment in underlying funds.
 (4) Computed using average shares outstanding throughout the period.
 (5) The per share distribution in excess of net investment income was $0.01.
 (6) The per share distribution in excess of net realized gains was less than $0.01.
 (7) Not annualized.
 (8) The earliest class of shares of this Fund, Class I Shares, commenced operations on July 29, 1996. For the period from July 29, 1996 to February 28, 1997, Class I Shares of this Fund had a total return equal to 15.85%. For the period from March 1, 1997 to August 31, 1997, Class I Shares of this Fund had a total return equal to 8.86%. Total operating expenses for Class I shares were 0.13% higher than expected total operating expenses for Class III Shares.
 (9) Annualized.
(10) Fees and expenses waived or borne by the Manager were less than $0.01 per share.

U.S. SECTOR FUND

                                                                                   CLASS III SHARES
                                                              -----------------------------------------------------------
                                                                              YEAR ENDED FEBRUARY 28/29,
                                                              -----------------------------------------------------------
                                                               2002         2001         2000         1999         1998
                                                              -------     --------     --------     --------     --------
Net asset value, beginning of period........................              $   4.84     $   4.63     $   8.53     $  13.03
                                                              -------     --------     --------     --------     --------
Income from investment operations:
  Net investment income(1)..................................                  0.14(4)      0.09(4)      0.10(4)      0.29(4)
  Net realized and unrealized gain..........................                  0.35         0.54         0.27         2.61
                                                              -------     --------     --------     --------     --------
    Total from investment operations........................                  0.49         0.63         0.37         2.90
                                                              -------     --------     --------     --------     --------
Less distributions to shareholders:
  From net investment income................................                 (0.07)(5)    (0.09)       (0.10)       (0.40)
  In excess of net investment income........................                 (0.10)       (0.14)       (0.15)       (0.01)
  From net realized gains...................................                 (0.05)       (0.19)       (3.75)       (6.99)
  In excess of net realized gains...........................                    --(6)        --        (0.27)          --
                                                              -------     --------     --------     --------     --------
    Total distributions.....................................                 (0.22)       (0.42)       (4.27)       (7.40)
                                                              -------     --------     --------     --------     --------
Net asset value, end of period..............................              $   5.11     $   4.84     $   4.63     $   8.53
                                                              =======     ========     ========     ========     ========
Total Return(2).............................................                 10.14%       13.35%        3.13%       29.61%
Ratios/Supplemental Data:
  Net assets, end of period (000's).........................              $    253     $  1,602     $ 16,830     $ 70,823
  Net expenses to average daily net assets(3)...............                  0.00%        0.00%        0.00%        0.27%
  Net investment income to average daily net assets(1)......                  2.71%        1.85%        1.51%        2.53%
  Portfolio turnover rate...................................                    35%          22%          16%         150%
  Fees and expenses voluntarily waived or borne by the
    Manager consisted of the following per share amounts....              $   0.16     $   0.03     $   0.04     $   0.04

(1) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(2) Calculation excludes purchase premiums and redemption fees. Total returns would be lower had certain expenses not been reimbursed during the periods shown.
(3) On August 20, 1997, the Fund began to invest a substantial portion of its assets in other GMO funds and revised its voluntary expense waiver. Net expenses exclude expenses incurred indirectly through investment in underlying funds.
(4) Computed using average shares outstanding throughout the period.
(5) The amount shown for a share outstanding does not correspond with the aggregated distributions for the year ended February 28, 2001 due to the timing of purchases and redemptions of Fund shares in relation to the declaration of distributions to shareholders.
(6) The per share distributions in excess of net realized gains was $0.0005.

         INVESTMENTS IN GMO FUNDS OFFERED THROUGH SEPARATE PROSPECTUSES

                         INVESTMENT BY CERTAIN FUNDS IN
              GMO ALPHA LIBOR FUND AND EMERGING COUNTRY DEBT FUND

     GMO ALPHA LIBOR FUND. Shares of GMO Alpha LIBOR Fund (the "Alpha LIBOR Fund") are not publicly offered and are principally available only to other GMO Funds and certain accredited investors. The Alpha LIBOR Fund is managed by GMO, and is intended to provide an efficient means for other GMO Funds to achieve exposure to assets that each Fund might otherwise acquire directly and, in the cases of GMO Emerging Markets Fund and GMO Evolving Countries Fund, to invest cash held by such Funds.

     The Alpha LIBOR Fund does not pay any investment management or shareholder service fees to GMO. In addition, the Manager has agreed to bear all of the Alpha LIBOR Fund's expenses (excluding brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) to the extent such expenses exceed 0.00% through at least June 30, 2002.

     The Alpha LIBOR Fund's investment objective is high total return comparable with the 3-month London Inter Bank Offer Rate ("LIBOR"). The Fund seeks to achieve its objective by investing primarily in relatively high quality, low volatility fixed income instruments. The Alpha LIBOR Fund's benchmark is the J.P. Morgan U.S. 3-month Cash Index. The Alpha LIBOR Fund is a non-diversified investment company.


     The Alpha LIBOR Fund may invest in a wide range of government securities (including securities issued by federal, state, local and foreign governments), corporate debt securities, mortgage-related and asset-backed securities, money market instruments, reverse repurchase agreements, and repurchase agreements. The Alpha LIBOR Fund's fixed income investments may have all types of interest rate, payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent deferred, payment-in-kind, and auction rate features. The Alpha LIBOR Fund will generally have a dollar-weighted portfolio duration of zero to two years (excluding short-term investments). The Alpha LIBOR Fund may invest up to 5% of its total assets in lower rated securities (also called "junk bonds"). The Alpha LIBOR Fund may also use derivative instruments, including options, futures, options on futures and swap contracts (including credit default swaps). Credit default swaps involve payment by one party of a specified rate in exchange for a specified payment upon a default of the underlying security during the swap period. The Fund may use credit default swaps to take an active long or short position with respect to the likelihood of a particular issuer's default.


     The Funds' investments in the Alpha LIBOR Fund will be subject to the risks associated with an investment in fixed income securities and related derivative instruments. The principal risks of an investment in the Alpha LIBOR Fund include Market Risk, Liquidity Risk, Derivatives Risk, Non-Diversification Risk, Leveraging Risk, Credit and Counterparty Risk and Management Risk (as such terms are used in "Summary of Principal Risks" in this Prospectus). As a result, shareholders of each Fund investing in the Alpha LIBOR Fund will be indirectly exposed to these risks, in addition to all risks associated with an investment in the relevant Fund.

     GMO EMERGING COUNTRY DEBT FUND. GMO Emerging Country Debt Fund (the "Emerging Country Debt Fund"), a portfolio of the Trust, is offered through a separate prospectus. Certain funds may invest in the Emerging Country Debt Fund as an efficient method of achieving exposure to assets a Fund might otherwise acquire directly. In addition, as noted above, the Emerging Country Debt Share Fund typically invests substantially all of its assets in this Fund.

     The Emerging Country Debt Fund's objective is high total return. The Fund seeks to achieve its objective by investing primarily in sovereign debt of developing countries in Asia, Latin America, the Middle East, Africa and Europe ("Emerging Countries"). The Fund's current benchmark is the J.P. Morgan Emerging Markets Bond Index Global.


     The Fund will generally have at least 75% of its assets denominated in, or hedged into, U.S. dollars. The Fund may make use of a wide variety of exchange-traded and over-the-counter derivative instruments to implement its strategy (including options, futures and swap contracts), and may seek to provide some protection against defaults through the use of credit default swaps. Credit default swaps involve payment by one party of a specified rate in exchange for a specified payment upon a default of the underlying security during the swap period. The Fund may also use credit default swaps to take an active long or short position with respect to the likelihood of a particular issuer's default.


     The Manager employs a bottom-up approach to examining Emerging Country debt issues, and uses quantitative applications to take advantage of valuation inefficiencies in Emerging Country debt markets. In addition to considerations relating to investment restrictions and tax barriers, allocation of the Fund's investments among selected Emerging Countries will be based on certain other relevant factors including specific security valuations, as well as the outlook for economic growth, currency exchange rates, interest rates and political factors.

     A Fund's investment in the Emerging Country Debt Fund will be subject to the risks associated with an investment with fixed income securities and related derivative instruments. The principal risks of an investment in the Emerging Country Debt Fund are Market Risk, Liquidity Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Credit and

Counterparty Risk (as such terms are used in "Summary of Principal Risks" in this Prospectus). Shareholders of a Fund investing in the Emerging Country Debt Fund will be indirectly exposed to these risks, in addition to all risks associated with an investment in the relevant Fund.

             OTHER GMO FUNDS OFFERED THROUGH SEPARATE PROSPECTUSES

     The following is a brief description of certain investment policies and risks of other GMO Funds that are not offered in this Prospectus but may be "underlying Funds" as that term in used in the Fund descriptions in this Prospectus.

     OTHER GMO U.S. EQUITY FUNDS. The Funds' investments in these other GMO U.S. Equity Funds will be subject to all the risks associated with a direct investment in U.S. equity securities and related derivative instruments, as described below.

     GMO SMALL CAP VALUE FUND. GMO Small Cap Value Fund (the "Small Cap Value Fund"), a portfolio of the Trust, is offered through a separate prospectus.

     The Small Cap Value Fund's investment objective is long-term growth of capital. Its current benchmark is the Russell 2500 Value Index. The Small Cap Value Fund invests primarily in the equity securities of companies chosen from this index. It may also use derivatives.

     The Small Cap Value Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. It may use exchange-traded and over-the-counter derivative instruments and related investment techniques to:
(i) hedge equity exposure; (ii) replace direct investing; and (iii) manage risk by implementing shifts in investment exposure.

     The most significant risks of a Fund's investment in the Small Cap Value Fund are Market Risk (including Value Securities Risk), Smaller Company Risk, Derivatives Risk, Leveraging Risk and Credit and Counterparty Risk (as such terms are used in "Summary of Principal Risks" in this Prospectus).

     GMO SMALL CAP GROWTH FUND. GMO Small Cap Growth Fund (the "Small Cap Growth Fund"), a portfolio of the Trust, is offered through a separate prospectus.

     The Small Cap Growth Fund seeks long-term growth of capital. The current benchmark of Small Cap Growth Fund is the Russell 2500 Growth Index, an independently maintained and published index composed of the bottom 2,500 of the 3,000 largest U.S. companies based on total market capitalization with higher price-to-book ratios and higher forecasted growth values. The Small Cap Growth Fund invests primarily in the equity securities of companies chosen from the Russell 2500 Growth Index. It may also use derivatives.

     The Small Cap Growth Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. It may use exchange-traded and over-the-counter derivative instruments and related investment techniques to:
(i) hedge equity exposure; (ii) replace direct investing; and (iii) manage risk by implementing shifts in investment exposure.

     The most significant risks of a Fund's investment in the Small Cap Growth Fund are Market Risk (including Growth Securities Risk), Smaller Company Risk, Derivatives Risk, Leveraging Risk and Credit and Counterparty Risk (as such terms are used in "Summary of Principal Risks" in this Prospectus).

     OTHER GMO INTERNATIONAL EQUITY FUNDS. The Funds' investments in these other GMO International Equity Funds will be subject to all the risks associated with a direct investment in international equity securities and related derivative instruments, as described below.

     GMO FOREIGN SMALL COMPANIES FUND. GMO Foreign Small Companies Fund (the "Foreign Small Companies Fund"), a portfolio of the Trust, is offered through a separate prospectus.


     The Foreign Small Companies Fund seeks high total return. Its current benchmark is the Salomon Smith Barney EMI World ex-U.S. Index. The Foreign Small Companies Fund invests primarily in the equity securities of smaller companies located or doing business outside of the U.S. including but not limited to companies in the SSB EMI World ex-U.S. universe. Companies in the Foreign Small Companies Fund's portfolio may have market capitalizations that are larger or smaller than companies in this universe. For a given country, the Manager generally defines "smaller companies" to include the bottom 30% of the companies in that country as measured by total market capitalization. Foreign Small Companies Fund may also use derivatives.


     The Foreign Small Companies Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. It may use exchange-traded and over-the-counter derivative instruments to: (i) adjust its equity or foreign currency exposure; (ii) replace direct investing; and (iii) manage risk by implementing shifts in investment exposure.

     The most significant risks of a Fund's investment in the Foreign Small Companies Fund are Market Risk, Liquidity Risk, Smaller Company Risk, Foreign Investment Risk (including the enhanced risks of investing in Emerging Markets), Currency Risk, Derivatives Risk and Management Risk (as such terms are used in "Summary of Principal Risks" in this Prospectus).

     GMO INTERNATIONAL SMALL COMPANIES FUND. GMO International Small Companies Fund (the "International Small Companies Fund"), a portfolio of the Trust, is offered through a separate prospectus.


     The International Small Companies Fund seeks high total return. The current benchmark of International Small Companies Fund is the Salomon Smith Barney EMI World ex-U.S. Index. It invests primarily in equity securities of non-U.S. issuers chosen from among the companies in developed markets that are listed in the MSCI Perspective publication, which generally includes approximately 2,500 issuers in the MSCI EAFE universe and Canadian companies, and that are among the smallest 70% in terms of market capitalization for each country. International Small Companies Fund may also use derivatives.


     The International Small Companies Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. It will generally not invest in securities of emerging markets issuers. It may use exchange-traded and over-the-counter derivatives to (i) hedge equity exposure; (ii) replace direct investing; (iii) manage risk by implementing shifts in investment exposure; and
(iv) adjust its foreign currency exposure. International Small Companies Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, nor to hold net aggregate foreign currency exposure in excess of its net assets. However, its foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.

     The most significant risks of a Fund's investment in the International Small Companies Fund are Market Risk, Smaller Company Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk, Credit and Counterparty Risk and Liquidity Risk (as such terms are used in "Summary of Principal Risks" in this Prospectus).

     GMO EMERGING MARKETS FUND. GMO Emerging Markets Fund (the "Emerging Markets Fund"), a portfolio of the Trust, is offered through a separate prospectus.


     The Emerging Markets Fund seeks high total return. Its current benchmark is the IFC Investable Index. The Emerging Markets Fund invests in equity securities traded in the securities markets of developing countries in Asia, Latin America, the Middle East, Africa and Europe ("Emerging Markets"). It invests primarily in the equity securities of companies that make up the IFC and MSCI emerging markets databases, and that are deemed to be emerging or frontier markets by the World Bank. It may also use derivatives.


     The Emerging Markets Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. It may use exchange-traded and over-the-counter derivatives and related instruments where available to (i) hedge equity exposure; (ii) replace direct investing; (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. It will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, nor to hold net aggregate foreign currency exposure in excess of its net assets. However, the Emerging Markets Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.


     The most significant risks of a Fund's investment in the Emerging Markets Fund are Market Risk, Liquidity Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Credit and Counterparty Risk (as such terms are used in "Summary of Principal Risks" in this Prospectus).



     GMO ASIA FUND. GMO Asia Fund (the "Asia Fund"), a portfolio of the Trust, is offered through a separate prospectus.


     The Asia Fund seeks high total return. Its current benchmark is the GMO Asia 7 Index. The GMO Asia 7 Index is composed of the IFC Investable Country Indexes, equally weighted, for seven Asian countries (China, Indonesia, Korea, Malaysia, the Philippines, Taiwan and Thailand). The Asia Fund invests primarily in equity securities of companies traded in Asian countries other than Japan. It may also use derivatives.

     The Asia Fund intends to be fully invested, and will not generally take temporary defensive positions through investment in cash and high quality money market instruments. It may use exchange-traded and over-the-counter derivative instruments and related investment techniques to (i) hedge equity exposure; (ii) replace direct investing; (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. It will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, nor to hold net aggregate foreign currency exposure in excess of its net assets. However, the Asia Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.

     The most significant risks of a Fund's investment in the Asia Fund are Market Risk, Liquidity Risk, Derivatives Risk, Foreign Investment Risk, Currency Risk, Concentration Risk, Leveraging Risk and Credit and Counterparty Risk (as such terms are used in "Summary of Principal Risks" in this Prospectus).

                                   GMO TRUST

                             ADDITIONAL INFORMATION

     Each Fund's annual and semi-annual reports to shareholders contain additional information about the Fund's investments. Each Fund's annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Funds' annual and semi-annual reports, and the Funds' Statement of Additional Information are available free of charge by writing to GMO, 40 Rowes Wharf, Boston, Massachusetts 02110 or by calling collect (617) 346-7646. The Statement contains more detailed information about each Fund and is incorporated by reference into this Prospectus.


     Investors can review and copy the Prospectus, Statement and reports at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.


                             SHAREHOLDER INQUIRIES


                      Shareholders may request additional


                   information from and direct inquiries to:


                            Shareholder Services at


                    Grantham, Mayo, Van Otterloo & Co. LLC,


                        40 Rowes Wharf, Boston, MA 02110


                         1-617-346-7646 (CALL COLLECT)


                              1-617-439-4192 (FAX)


                                  SHS@GMO.COM


                          WEBSITE: HTTP://WWW.GMO.COM


                                  DISTRIBUTOR

                            Funds Distributor, Inc.
                                60 State Street
                          Boston, Massachusetts 02109

                                        INVESTMENT COMPANY ACT FILE NO. 811-4347

                                    GMO TRUST


================================================================================

                                 CLASS M SHARES

================================================================================


                       STATEMENT OF ADDITIONAL INFORMATION




                                 June 30, 2002









This Statement of Additional Information is not a prospectus. It relates to the GMO Trust Prospectus for Class M Shares dated June 30, 2002, as amended from time to time thereafter (the "Prospectus"), and should be read in conjunction therewith. Information from the Prospectus is incorporated by reference into this Statement of Additional Information. The Prospectus may be obtained free of charge from GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110, or by calling the Trust collect at (617) 346-7646.

                                TABLE OF CONTENTS

                                                                         Page
                                                                         ----
INVESTMENT OBJECTIVES AND POLICIES.........................................1

FUND INVESTMENTS...........................................................1

DESCRIPTIONS AND RISKS OF FUND INVESTMENTS.................................5

USES OF DERIVATIVES.......................................................32

INVESTMENT RESTRICTIONS...................................................43

DETERMINATION OF NET ASSET VALUE..........................................47

DISTRIBUTIONS.............................................................48

TAXES.....................................................................48

PERFORMANCE INFORMATION...................................................53

MANAGEMENT OF THE TRUST...................................................55

INVESTMENT ADVISORY AND OTHER SERVICES....................................60

DISTRIBUTION (12b-1) PLAN.................................................65

PORTFOLIO TRANSACTIONS....................................................66

DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES..........................68

VOTING RIGHTS.............................................................69

SHAREHOLDER AND TRUSTEE LIABILITY.........................................70

BENEFICIAL OWNERS OF 5% OR MORE OF THE FUNDS' SHARES......................71

FINANCIAL STATEMENTS......................................................71

APPENDIX A - SPECIMEN PRICE-MAKE-UP SHEETS

APPENDIX A - COMMERCIAL PAPER AND CORPORATE DEBT RATINGS

                       INVESTMENT OBJECTIVES AND POLICIES

         The principal strategies and risks of investing in each Fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objective and policies of the Funds may be changed without shareholder approval.

                                FUND INVESTMENTS

         The following chart indicates the types of investments which each Fund is generally permitted (but not required) to make. A Fund may, however, make other types of investments provided such an investment is consistent with the Fund's investment objective and policies and the Fund's investment restrictions do not expressly prohibit it from so doing:

                                                                                Securities
                                                                                of Foreign    Securities of
                                                                                 Issuers         Emerging
                              Domestic                             Securities    (Traded          Market
                               Equity      Preferred Convertible   of Foreign     on U.S.       Issuers or
                            Securities(1)   Stocks    Securities   Issuers(2)  Exchanges)(2)   Countries(2)
                            -------------  --------- -----------   ----------  -------------  --------------
DOMESTIC EQUITY FUNDS
U.S. Core Fund                   X                         X                       X
Tobacco-Free Core Fund           X                         X                       X
Value Fund                       X                         X                       X
Intrinsic Value Fund             X                         X                       X
Growth Fund                      X                         X                       X
REIT Fund                        X            X

INTERNATIONAL EQUITY FUNDS

International Disciplined        X            X            X            X          X
Equity Fund

International Intrinsic
Value Fund                       X            X            X            X          X

International Growth Fund        X            X            X            X          X              X

Currency Hedged
International Equity Fund        X            X            X            X          X
Foreign Fund                     X            X            X            X          X              X

Emerging Countries Fund          X            X            X            X          X              X

FIXED INCOME FUNDS
Domestic Bond Fund               X            X            X            X          X
Core Plus Bond Fund              X            X            X            X          X              X
International Bond Fund          X            X            X            X          X              X
Currency Hedged
International Bond Fund          X            X            X            X          X              X
Global Bond Fund                 X            X            X            X          X              X
Emerging Country
Debt Fund(5)                     X            X            X            X          X              X
Short-Term Income Fund                                                  X
Global Hedged Equity Fund        X            X            X            X          X              X
Inflation Indexed
Bond Fund                        X            X            X            X          X

ASSET ALLOCATION FUNDS

International Equity

Allocation Fund

World Equity Allocation Fund

Global (U.S.+) Equity

Allocation Fund

Global Balanced

Allocation Fund

U.S. Sector Fund                 X                         X                        X




                                                                  Futures
                                         Depository    Illiquid     and                  Swap
                                          Receipts    Securities  Options   REITs(3)   Contracts
                                         ----------   ----------  -------   --------   ---------
DOMESTIC EQUITY FUNDS
U.S Core Fund                                X             X         X         X           X
Tobacco-Free Core Fund                       X             X         X         X           X
Value Fund                                   X             X         X         X           X
Intrinsic Value Fund                         X             X         X         X           X
Growth Fund                                  X             X         X         X           X
REIT Fund                                    X             X         X         X           X

INTERNATIONAL EQUITY FUNDS
International Disciplined                    X             X         X                     X
Equity Fund
International Intrinsic
Value Fund                                   X             X         X                     X
International Growth Fund                    X             X         X                     X
Currency Hedged
International Equity Fund                    X             X         X                     X
Foreign Fund                                 X             X         X
Emerging Countries Fund                      X             X         X                     X

FIXED INCOME FUNDS
Domestic Bond Fund                           X             X         X                     X
Core Plus Bond Fund                          X             X         X                     X
International Bond Fund                      X             X         X                     X
Currency Hedged
International Bond Fund                      X             X         X                     X
Global Bond Fund                             X             X         X                     X
Emerging Country
Debt Fund(5)                                 X             X         X                     X
Short-Term Income Fund                                               X                     X
Global Hedged Equity Fund                    X             X         X                     X
Inflation Indexed
Bond Fund                                    X             X         X                     X

ASSET ALLOCATION FUNDS
International Equity
Allocation Fund
World Equity Allocation Fund
Global (U.S.+) Equity
Allocation Fund
Global Balanced
Allocation Fund
U.S. Sector Fund                             X             X         X                     X

                                                                                         Long and   Short-term          Mortgage-
                                                                             Cash and   Medium Term  Corporate          Backed and
                                           Reverse               Shares of  Other High   Corporate     and             Other Asset-
                               Repurchase Repurchase Investment  Other GMO    Quality     & Gov't   Government  Brady     Backed
                               Agreements Agreements Companies  Trust Funds Investments   Bonds(4)   Bonds(4)   Bonds   Securities
                               ---------- ---------- ---------- ----------- ----------- ----------- ----------  -----  ------------
DOMESTIC EQUITY FUNDS
U.S Core Fund                     X                     X                        X
Tobacco-Free Core Fund            X                     X                        X
Value Fund                        X                     X                        X
Intrinsic Value Fund                                    X                        X
Growth Fund                       X                     X                        X
REIT Fund                         X          X          X                        X                                             X

INTERNATIONAL EQUITY FUNDS

International Disciplined         X                     X                        X          X
Equity Fund

International Intrinsic           X                     X                        X          X
Value Fund

International Growth Fund         X                     X                        X          X

Currency Hedged                   X                     X                        X          X
International Equity Fund
Foreign Fund                      X                     X                        X          X

Emerging Countries Fund           X                     X                        X          X

FIXED INCOME FUNDS
Domestic Bond Fund                X          X          X           X            X          X                                   X
Core Plus Bond Fund               X          X          X           X            X          X                                   X
International Bond Fund           X          X          X           X            X          X                                   X
Currency Hedged                   X          X          X           X            X          X                                   X
International Bond Fund
Global Bond Fund                  X          X          X           X            X          X                                   X
Emerging Country Debt Fund(5)     X          X          X                        X          X                        X          X
Short-Term Income Fund            X                     X           X            X                        X                     X



                                               Firm
                                            Commitments
                               Adjustable       and        Dollar                      Foreign      Lower-       Zero
                                  Rate      When-Issued     Roll         Loan          Currency     Rated       Coupon    Indexed
                               Securities   Securities   Agreements  Participations  Transactions Securities  Securities Securities
                               ----------   -----------  ----------  --------------  ------------ ----------  ---------- ----------
DOMESTIC EQUITY FUNDS
U.S Core Fund
Tobacco-Free Core Fund
Value Fund
Intrinsic Value Fund
Growth Fund
REIT Fund                            X           X            X                                         X           X         X

INTERNATIONAL EQUITY FUNDS
International Disciplined                                                                 X
Equity Fund
International Intrinsic                                                                   X
Value Fund
International Growth Fund                                                                 X
Currency Hedged                                                                           X
International Equity Fund
Foreign Fund                                                                              X             X
Emerging Countries Fund                                                                   X                                   X

FIXED INCOME FUNDS
Domestic Bond Fund                   X           X             X            X                                       X         X
Core Plus Bond Fund                              X                          X             X                         X         X
International Bond Fund                          X                          X             X                         X         X
Currency Hedged                                  X                          X             X                         X
International Bond Fund
Global Bond Fund                     X           X             X            X             X                         X         X
Emerging Country Debt Fund(5)                    X                          X             X             X                     X
Short-Term Income Fund               X           X                                                      X                     X

                                                                                           Long and   Short-term         Mortgage-
                                                                               Cash and   Medium Term  Corporate         Backed and
                                           Reverse                Shares of   Other High   Corporate     and            Other Asset-
                              Repurchase  Repurchase  Investment  Other GMO     Quality     & Gov't   Government  Brady    Backed
                              Agreements  Agreements  Companies  Trust Funds  Investments   Bonds(4)   Bonds(4)   Bonds  Securities
                              ----------  ----------  ---------- -----------  ----------- ----------- ----------  ----- ------------
Global Hedged Equity Fund        X                      X          X             X
Inflation Indexed Bond Fund      X          X           X          X             X         X                                 X

ASSET ALLOCATION FUNDS
International Equity                                    X          X
Allocation Fund
World Equity Allocation                                 X          X
Fund
Global (U.S.+) Equity                                   X          X
Allocation Fund
Global Balanced Allocation                              X          X
Fund
U.S. Sector Fund                 X                      X          X             X



                                               Firm
                                            Commitments
                               Adjustable       and        Dollar                      Foreign      Lower-       Zero
                                  Rate      When-Issued     Roll         Loan          Currency     Rated       Coupon    Indexed
                               Securities   Securities   Agreements  Participations  Transactions Securities  Securities Securities
                               ----------   -----------  ----------  --------------  ------------ ----------  ---------- ----------
Global Hedged Equity Fund
Inflation Indexed Bond Fund         X             X                       X               X           X          X

ASSET ALLOCATION FUNDS
International Equity
Allocation Fund
World Equity Allocation
Fund
Global (U.S.+) Equity
Allocation Fund
Global Balanced Allocation
Fund
U.S. Sector Fund



(1) For more information, see, among other sections, "Summary of Principal Risks -- Market Risk" in the Prospectus.

(2) For more information, see, among other sections, "Summary of Principal Risks -- Foreign Investment Risk" in the Prospectus and "Descriptions and Risks of Fund Investments -- Certain Risks of Foreign Investments" herein.

(3) For more information, see, among other sections, "Summary of Principal Risks -- Concentration Risk" in the Prospectus.

(4) For more information, see, among other sections, "Summary of Principal Risks -- Market Risks" in the Prospectus and "Descriptions and Risks of Fund Investments -- Debt and Other Fixed Income Securities" and "-- U.S. Government Securities and Foreign Government Securities" herein.

(5) The Emerging Country Debt Share Fund invests substantially all of its assets in the Emerging Country Debt Fund and indirectly bears all of its risks. In addition, as described in the Prospectus, other GMO Funds may invest a significant portion of their assets in the Emerging Country Debt Fund, and similarly would bear such risks indirectly in proportion to such investment.


                   DESCRIPTIONS AND RISKS OF FUND INVESTMENTS

         The following is a detailed description of certain investment practices in which the Funds may engage and the risks associated with their use. Not all Funds may engage in all practices described below. Please refer to "Fund Objectives and Principal Investment Strategies" in the Prospectus and "Fund Investments" in this Statement of Additional Information for additional information regarding the practices in which a particular Fund may engage. Investors in Asset Allocation Funds, as well as other Funds investing a portion of their assets in other Funds of the Trust, as disclosed in the Prospectus, should be aware that such Funds will indirectly participate in the practices engaged in by the underlying Funds in which such Funds invest, and will therefore be indirectly subject to all risks associated with those practices.

PORTFOLIO TURNOVER

Portfolio turnover is not a limiting factor with respect to investment decisions for the Funds. The historical portfolio turnover rate for each Fund is shown under the heading "Financial Highlights" in the Prospectus.

In any particular year, market conditions may well result in greater rates of portfolio turnover than are presently anticipated. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the relevant Fund, and may involve realization of capital gains that would be taxable when distributed to shareholders of the relevant Fund unless such shareholders are themselves exempt. See "Distributions and Taxes" in the Prospectus and "Distributions" and "Taxes" in this Statement of Additional Information. To the extent that portfolio turnover results in the recognition of short-term capital gains, such gains are typically taxed to shareholders at ordinary income tax rates.

DIVERSIFIED AND NON-DIVERSIFIED PORTFOLIOS

As described in the prospectus, it is a fundamental policy of certain Funds, which may not be changed without shareholder approval, that at least 75% of the value of each such Fund's total assets are represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the relevant Fund's total assets and to not more than 10% of the outstanding voting securities of any single issuer. Each such Fund is referred to herein as a "diversified" fund.

All other Funds are "non-diversified" funds under the Investment Company Act of 1940, as amended (the "1940 Act"), and as such are not required to satisfy the "diversified" requirements stated above. As non-diversified funds, each of these Funds is permitted to (but is not required to) invest a higher percentage of its assets in the securities of fewer issuers. Such concentration could increase the risk of loss to such Funds should there be a decline in the market value of any one portfolio security. Investment in a non-diversified fund may therefore entail greater risks than investment in a diversified fund. All Funds, however, must meet certain diversification standards to qualify as a "regulated investment company" under the Internal Revenue Code of 1986.

CERTAIN RISKS OF FOREIGN INVESTMENTS

GENERAL. Investment in foreign issuers or securities principally traded overseas may involve certain special risks due to foreign economic, political and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign governments and companies and foreign securities markets are less liquid and at times more volatile than comparable U.S. securities and securities markets. Foreign brokerage commissions and other fees are also generally higher than in the United States. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in these foreign countries. There are also special tax considerations that apply to securities of foreign issuers and securities principally traded overseas. Investors should also be aware that under certain circumstances, markets which are perceived to have similar characteristics to troubled markets may be adversely affected whether or not similarities actually exist.

EMERGING MARKETS. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and developed foreign markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. The economies of countries with emerging markets may also be predominantly based on only a few industries or dependent on revenues from particular commodities. In addition, custodial services and other costs relating to investment in foreign markets may be more expensive in emerging markets than in many developed foreign markets, which could reduce a Fund's income from such securities. Finally, because publicly traded debt instruments of emerging markets represent a relatively recent innovation in the world debt markets, there is little historical data or related market experience concerning the attributes of such instruments under all economic, market and political conditions.

In many cases, governments of emerging countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of issuers of emerging country debt instruments to make payments on their debt obligations, regardless of their financial condition. In addition, there is a heightened possibility of expropriation or confiscatory taxation, imposition of withholding taxes on interest payments, or other similar developments that could affect investments in those countries. There can be no assurance that adverse political changes will not cause a Fund to suffer a loss of any or all of its investments or, in the case of fixed-income securities, interest thereon.

INVESTMENTS IN ASIA. In addition to the foregoing risks of foreign investments and risks specific to emerging markets, investments by the Trust's International Funds in Asia involve additional risks specific to investment in the region. The region encompasses countries at varying levels of economic development ranging from emerging markets to more developed economies. Each country provides unique investment risks, yet the political and economic prospects of one country or group of countries may impact other countries in the region. For example, some Asian economies are directly affected by Japanese capital investment in the region and by Japanese consumer demands. In addition, a recession, a debt crisis or a decline in currency valuation in one country can spread to other countries.

Investments in Asia are susceptible to political and social factors affecting issuers in Asian countries. Some countries have authoritarian or relatively unstable governments. Certain governments in the region provide less supervision and regulation of financial markets than is typical of other emerging markets, and less financial information is available. Restrictions on direct foreign investments in securities markets also exist in some countries. For example, Taiwan permits foreign investment only through authorized qualified foreign institutional investors. The return of Hong Kong to China in 1997 continues to affect the region.

Some countries in the region are heavily dependent upon foreign trade. The economies of some Asian countries are not diversified and are based upon only a few commodities or industries. Markets in some of these countries are in the early stages of development, exhibit a high concentration of market capitalization, have less trading volume, lower liquidity and more volatility than more developed markets.

The region periodically experiences increased market volatility and declines in foreign currency exchange rates. Fluctuation in currency exchange rates can affect a country's ability to service its debt. Currency fluctuation will affect the value of the securities in the Fund's portfolio because the prices of these securities are generally denominated or quoted in currencies other than the U.S. dollar.

INVESTMENTS IN AFRICA. Investments by the Trust's International Funds in Africa involve additional risks specific to investment in the region. As in the case of Asia, the region encompasses countries at varying levels of economic development ranging from emerging markets to more developed economies. Each country provides unique investment risks, yet the political and economic prospects of one country or group of countries may impact other countries in the region.

Economies of African countries may be affected by severe climate changes, particularly drought. The economies of some African countries are not diversified and are based upon only a few commodities or industries, or a single commodity or industry. Markets in some of these countries are in the early stages of development, exhibit a high concentration of market capitalization, have less trading volume, lower liquidity and more volatility than more developed markets. Some countries have investment and repatriation restrictions that further reduce liquidity and could increase volatility.

While the foregoing risks are applicable to any Fund investing in Africa, they will be particularly acute for the Emerging Country Debt Fund, which may invest a substantial portion of its assets in this region.


DIRECT INVESTMENT IN RUSSIAN SECURITIES. Each of the Foreign Fund, Emerging Countries Fund, Currency Hedged International Bond Fund, Core Plus Bond Fund, Global Bond Fund, International Bond Fund, International Intrinsic Value Fund, Currency Hedged International Equity Fund, and Emerging Country Debt Fund may invest directly in securities of Russian issuers. Investment in securities of such issuers presents many of the same risks as investing in securities of issuers in other emerging market economies, as described in the immediately preceding section. However, the political, legal and operational risks of investing in Russian issuers, and of having assets custodied within Russia, may be particularly acute.

A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of private companies is recorded. When a Fund invests in a Russian issuer, it will receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

SECURITIES LENDING

All of the Funds (except for the Asset Allocation Funds) may make secured loans of portfolio securities amounting to not more than one-third of the relevant Fund's total assets, except for the International Intrinsic Value Fund and Currency Hedged International Equity Fund, each of which may make loans of portfolio securities amounting to not more than 25% of its respective total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Manager to be of relatively high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or liquid securities at least equal at all times to the market value of the securities lent. Collateral may be held in shares of other investment companies. The borrower pays to the lending Fund an amount equal to any dividends or interest the Fund would have received had the securities not been lent. If the loan is collateralized by U.S. Government Securities, the Fund will receive a fee from the borrower. In the case of loans collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved. The Manager has retained lending agents on behalf of several of the Funds that are compensated based on a percentage of a Fund's return on the securities lending activity. The Fund also pays various fees in connection with such loans including shipping fees and reasonable custodian fees approved by the Trustees of the Trust or persons acting pursuant to direction of the Board.

DEPOSITORY RECEIPTS

Many of the Funds may invest in American Depositary Receipts (ADRs), Global Depository Receipts (GDRs) and European Depository Receipts (EDRs) (collectively, "Depository Receipts") if issues of such Depository Receipts are available that are consistent with a Fund's investment objective. Depository Receipts generally evidence an ownership interest in a corresponding foreign security on deposit with a financial institution. Transactions in Depository Receipts usually do not settle in the same currency in which the underlying securities are denominated or traded. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. GDRs may be traded in any public or private securities markets and may represent securities held by institutions located anywhere in the world.

DOMESTIC EQUITY DEPOSITARY RECEIPTS

Many of the Funds may invest in Domestic Equity Depositary Receipts. These instruments represent interests in a unit investment trust ("UIT") that holds a portfolio of common stocks that is intended to track the price and dividend performance of a particular index. Common examples of Domestic Equity Depositary Receipts include S&P Depositary Receipts ("SPDRs") and Nasdaq 100 Shares, which may be obtained from the UIT issuing the securities or purchased in the secondary market (SPDRs and Nasdaq 100 Shares are listed on the American Stock Exchange).

Domestic Equity Depositary Receipts are not individually redeemable, except upon termination of the UIT that issued them. The liquidity of small holdings of Domestic Equity Depositary Receipts depends upon the existence of a secondary market.

The redemption price (and therefore the sale price) of Domestic Equity Depositary Receipts is derived from and based upon the securities held by the UIT that issued them. Accordingly, the level of risk involved in the purchase or redemption or sale of a Domestic Equity Depositary Receipt is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the price of Domestic Equity Depositary Receipts is based on the value of a basket of stocks. Disruptions in the markets for the securities underlying Domestic Equity Depositary Receipts purchased or sold by a Series could result in losses on Domestic Equity Depositary Receipts.

CONVERTIBLE SECURITIES

A convertible security is a fixed income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but are usually subordinated to similar non-convertible securities. Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security's underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. The Manager regards convertible securities as a form of equity security.

PREFERRED STOCKS

Preferred stocks include convertible and non-convertible preferred and preference stocks and similar securities which are senior to common equity. These may include debt or equity securities that either (1) rank senior to common stock with respect to the right to receive payment or accrual of interest or in respect of the right to participate in any distribution of the issuer or
(2) are beneficiaries of a guarantee of the issuer regarding the right to receive payment of interest or the right to participate in any distribution of the issuer. Depending on the features of the particular security, holders of preferred stock may bear risks similar to the risks disclosed in the Prospectus or herein with respect to equity or fixed income securities.

WARRANTS AND RIGHTS

A Fund may purchase warrants or rights. Warrants and rights generally give the holder the right, at any time during the term of the instrument, to receive upon exercise of the warrant or right a security of the issuer based on the conversion value of the security at the time of exercise. A Fund will normally use warrants and rights in a manner similar to its use of options on securities as described below. The risks of a Fund's use of warrants and rights are generally similar to those relating to its use of options. Unlike most options, however, warrants and rights are issued in limited amounts and generally have longer terms than options. Warrants and rights are not likely to be as liquid as exchange-traded options backed by a recognized clearing agency. In addition, the terms of warrants or rights may limit a Fund's ability to exercise the warrants or rights at such time, or in such quantities, as the Fund would otherwise wish to do.

FUTURES AND OPTIONS

Many of the Funds may use futures and options for various purposes. See "Uses of Derivatives."

The use of futures contracts, options contracts and options on futures contracts involves risk. Thus, while a Fund may benefit from the use of futures, options and options on futures, unanticipated changes in interest rates, securities prices, or currency exchange rates may result in poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Losses incurred in transactions in futures, options and options on futures and the costs of these transactions will affect a Fund's performance.

OPTIONS. Many Funds which may use options (1) may enter into contracts giving third parties the right to buy the Fund's portfolio securities for a fixed price at a future date ("writing call options"); (2) may enter into contracts giving third parties the right to sell securities to the Fund for a fixed price at a future date ("writing put options"); and (3) may buy the right to purchase securities from third parties ("call options") or the right to sell securities to third parties ("put options") for a fixed price at a future date.

WRITING OPTIONS. Each Fund may seek to increase its return by writing call or put options on optionable securities or indexes. A call option written by a Fund on a security gives the holder the right to buy the underlying security from the Fund at a stated exercise price; a put option gives the holder the right to sell the underlying security to the Fund at a stated exercise price. In the case of options on indexes, the options are usually cash settled based on the difference between the strike price and the value of the index.

Each such Fund will receive a premium for writing a put or call option, which increases the Fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price and volatility of the underlying security or securities index to the exercise price of the option, the remaining term of the option, supply and demand and interest rates. By writing a call option on a security, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option on a security, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security subsequently appreciates in value. In the case of options on an index, if a Fund writes a call, any profit by the Fund in respect of portfolio securities expected to correlate with the index will be limited by an increase in the index above the exercise price of the option. If the Fund writes a put on an index, the Fund may be required to make a cash settlement greater than the premium received if the index declines.

If the writer of an option wishes to terminate its obligation, it may effect a "closing purchase transaction." This is accomplished, in the case of exchange traded options, by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. The writer of an option may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that a Fund will be able to effect a closing purchase or a closing sale transaction at any particular time. Also, an over-the-counter option may be closed out only with the other party to the option transaction.

Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or liquid securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or index of securities, any loss resulting from the repurchase of a written call option is likely to be offset in whole or in part by appreciation of the underlying security or securities owned by the Fund.

The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price. In that event, the Fund's return will be the premium received from the put option minus the cost of closing the position or, if it chooses to take delivery of the security, the premium received from the put option minus the amount by which the market price of the security is below the exercise price. Out-of-the-money, at-the-money and in-the-money put options may be used by the Fund in market environments analogous to those in which call options are used in buy-and-write transactions.

The extent to which a Fund will be able to write and purchase call and put options may be restricted by the Fund's intention to qualify as a regulated investment company under the Internal Revenue Code.

RISK FACTORS IN OPTIONS TRANSACTIONS. The option writer has no control over when the underlying securities or futures contract must be sold, in the case of a call option, or purchased, in the case of a put option, since the writer may be assigned an exercise notice at any time prior to the termination of the obligation. If an option expires unexercised, the writer realizes a gain in the amount of the premium. Such a gain, of course, may, in the case of a call option, be offset by a decline in the market value of the underlying security or futures contract during the option period. If a call option is exercised, the writer realizes a gain or loss from the sale of the underlying security or futures contract. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security or futures contract at the exercise price, which will usually exceed the then market value of the underlying security or futures contract.

An exchange-traded option may be closed out only on a national securities exchange ("Exchange") which generally provides a liquid secondary market for an option of the same series. An over-the-counter option may be closed out only with the other party to the option transaction. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option with the result that the Fund holding the option would have to exercise the option in order to realize any profit. For example, in the case of a written call option, if the Fund is unable to effect a closing purchase transaction in a secondary market (in the case of a listed option) or with the purchaser of the option (in the case of an over-the-counter option), the Fund will not be able to sell the underlying security (or futures contract) until the option expires or it delivers the underlying security (or futures contract) upon exercise. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an Exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing Corporation as a result of trades on that Exchange should continue to be exercisable in accordance with their terms.

The Exchanges have established limitations governing the maximum number of options that may be written by an investor or group of investors acting in concert. It is possible that the Funds, the Manager and other clients of the Manager may be considered to be such a group. These position limits may restrict a Fund's ability to purchase or sell options on a particular security.

The amount of risk a Fund assumes when it purchases an option is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed below, the purchase of an option also entails the risk that changes in the value of the underlying security or futures contract will not be fully reflected in the value of the option purchased.

FUTURES. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to pay for and take delivery of the type of financial instrument called for in the contract in a specified delivery month, at a stated price. In some cases, the specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Some futures contracts are "cash settled" (rather than "physically settled," as described above) which means that the purchase price is subtracted from the current market value of the instrument and the net amount if positive is paid to the purchaser, and if negative is paid by the purchaser. Futures contracts are traded in the United States only on commodity exchanges or boards of trade - known as "contract markets" - approved for such trading by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Funds permitted to invest in futures contracts will also be permitted to invest in futures contracts on individual equity securities ("single stock futures"), consistent with applicable law.

The purchase or sale of a futures contract differs from the purchase or sale of a security or option in that no price or premium is paid or received. Instead, an amount of cash, U.S. Government Securities or other liquid assets generally not exceeding 5% of the face amount of the futures contract must be deposited with the broker. This amount is known as initial margin. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." Prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position that will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.

In most cases futures contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, a loss will be realized.

The ability to establish and close out positions on options on futures will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or be maintained.

INDEX FUTURES. As described in the Prospectus, certain Funds may purchase futures contracts on various securities indexes ("Index Futures"). A Fund's purchase and sale of Index Futures is limited to contracts and exchanges approved by the CFTC.

A Fund may close open positions on the futures exchange on which Index Futures are then traded at any time up to and including the expiration day. All positions which remain open at the close of the last business day of the contract's life are required to settle on the next business day (based upon the value of the relevant index on the expiration day) with settlement made, in the case of Index Futures on the S&P 500, with the Commodities Clearing House. Additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time a Fund purchases foreign stock Index Futures.

The price of Index Futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the Index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Futures relates. This may result in a disparity between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.

INTEREST RATE FUTURES. For the purposes previously described, the Fixed Income Funds may engage in a variety of transactions involving the use of futures with respect to U.S. Government Securities and other fixed income securities.

OPTIONS ON FUTURES CONTRACTS. Options on futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option-exercise price at any time during the period of the option. Funds may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities the Fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. See "Foreign Currency Transactions" below for a description of the Funds' use of options on currency futures.

RISK FACTORS IN FUTURES TRANSACTIONS. Investment in futures contracts involves risk. If the futures are used for hedging, some of that risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or currency being hedged. The correlation is higher between price movements of futures contracts and the instrument underlying that futures contract. The correlation is lower when futures are used to hedge securities other than such underlying instrument, such as when a futures contract on an index of securities is used to hedge a single security, a futures contract on one security (e.g., U.S. Treasury bonds) is used to hedge a different security (e.g., a mortgage-backed security) or when a futures contract in one currency is used to hedge a security denominated in another currency. In the event of an imperfect correlation between a futures position and a portfolio position (or anticipated position) which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss. In addition, it is not always possible to hedge fully or perfectly against currency fluctuations affecting the value of the securities denominated in foreign currencies because the value of such securities also is likely to fluctuate as a result of independent factors not related to currency fluctuations. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches.

A hedge will not be fully effective where there is such imperfect correlation. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contract.

A Fund may also purchase futures contracts (or options thereon) as an anticipatory hedge against a possible increase in the price of currency in which is denominated the securities the Fund anticipates purchasing. In such instances, it is possible that the currency may instead decline. If the Fund does not then invest in such securities because of concern as to possible further market and/or currency decline or for other reasons, the Fund may realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased.

The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. Short positions in index futures may be closed out only by entering into a futures contract purchase on the futures exchange on which the index futures are traded.

The successful use of transactions in futures and related options for hedging and risk management also depends on the ability of the Manager to forecast correctly the direction and extent of exchange rate, interest rate and stock price movements within a given time frame. For example, to the extent interest rates remain stable during the period in which a futures contract or option is held by a Fund investing in fixed income securities (or such rates move in a direction opposite to that anticipated), the Fund may realize a loss on the futures transaction which is not fully or partially offset by an increase in the value of its portfolio securities. As a result, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

USES OF OPTIONS, FUTURES AND OPTIONS ON FUTURES

RISK MANAGEMENT. When futures and options on futures are used for risk management, a Fund will generally take long positions (e.g., purchase call options, futures contracts or options thereon) in order to increase the Fund's exposure to a particular market, market segment or foreign currency. For example, if a Fixed Income Fund wants to increase its exposure to a particular fixed income security, the Fund may take long positions in futures contracts on that security. In the case of futures and options on futures, a Fund is only required to deposit the initial and variation margin as required by relevant CFTC regulations and the rules of the contract markets. Because the Fund will then be obligated to purchase the security or index at a set price on a future date, the Fund's net asset value will fluctuate with the value of the security as if it were already included in the Fund's portfolio. Risk management transactions have the effect of providing a degree of investment leverage, particularly when the Fund does not earmark assets equal to the face amount of the contract (i.e., in cash settled futures contracts) since the futures contract (and related options) will increase or decrease in value at a rate which is a multiple of the rate of increase or decrease in the value of the initial and variation margin that the Fund is required to deposit. As a result, the value of the Fund's portfolio will generally be more volatile than the value of comparable portfolios which do not engage in risk management transactions. A Fund will not, however, use futures and options on futures to obtain greater volatility than it could obtain through direct investment in securities; that is, a Fund will not normally engage in risk management to increase the average volatility (beta) of that Fund's portfolio above 1.00, the level of risk (as measured by volatility) that would be present if the Fund were fully invested in the securities comprising the relevant index. However, a Fund may invest in futures and options on futures without regard to this limitation if the face value of such investments, when aggregated with the Index Futures, equity swaps and contracts for differences as described below does not exceed 10% of a Fund's assets.

HEDGING. To the extent indicated elsewhere, a Fund may also enter into options and futures contracts and buy and sell options on futures for hedging. For example, if a Fund wants to hedge certain of its fixed income securities against a decline in value resulting from a general increase in market rates of interest, it might sell futures contracts with respect to fixed income securities or indexes of fixed income securities. If the hedge is effective, then should the anticipated change in market rates cause a decline in the value of the Fund's fixed income security, the value of the futures contract should increase. Likewise, a Fund may sell equity index futures if the Fund wants to hedge its equity securities against a general decline in the relevant equity market(s). The Funds may also use futures contracts in anticipatory hedge transactions by taking a long position in a futures contract with respect to a security, index or foreign currency that a Fund intends to purchase (or whose value is expected to correlate closely with the security or currency to be purchased) pending receipt of cash from other transactions to be used for the actual purchase. Then if the cost of the security or foreign currency to be purchased by the Fund increases and if the anticipatory hedge is effective, that increased cost should be offset, at least in part, by the value of the futures contract. Options on futures contracts may be used for hedging as well. For example, if the value of a fixed-income security in a Fund's portfolio is expected to decline as a result of an increase in rates, the Fund might purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, for anticipatory hedging, the Fund may purchase call options or write put options as a substitute for the purchase of futures contracts. See "Foreign Currency Transactions" below for more information regarding the currency hedging practices of certain Funds.

INVESTMENT PURPOSES. To the extent indicated elsewhere, a Fund may also enter into futures contracts and buy and sell options thereon for investment. For example, a Fund may invest in futures when its Manager believes that there are not enough attractive securities available to maintain the standards of diversity and liquidity set for a Fund pending investment in such securities if or when they do become available. Through this use of futures and related options, a

Fund may diversify risk in its portfolio without incurring the substantial brokerage costs which may be associated with investment in the securities of multiple issuers. This use may also permit a Fund to avoid potential market and liquidity problems (e.g., driving up the price of a security by purchasing additional shares of a portfolio security or owning so much of a particular issuer's stock that the sale of such stock depresses that stock's price) which may result from increases in positions already held by the Fund.

Incidental to other transactions in fixed income securities, for investment purposes a Fund may also combine futures contracts or options on fixed income securities with cash, cash equivalent investments or other fixed income securities in order to create "synthetic" bonds which approximate desired risk and return profiles. This may be done where a "non-synthetic" security having the desired risk/return profile either is unavailable (e.g., short-term securities of certain foreign governments) or possesses undesirable characteristics (e.g., interest payments on the security would be subject to foreign withholding taxes). A Fund may also purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency denominated security which approximates desired risk and return characteristics where the non-synthetic securities either are not available in foreign markets or possess undesirable characteristics. For greater detail, see "Foreign Currency Transactions" below.

SYNTHETIC SALES AND PURCHASES. Futures contracts may also be used to reduce transaction costs associated with short-term restructuring of a Fund's portfolio. For example, if a Fund's portfolio includes stocks of companies with medium-sized equity capitalization and, in the opinion of the Manager, such stocks are likely to underperform larger capitalization stocks, the Fund might sell some or all of its mid-capitalization stocks, buy large capitalization stocks with the proceeds and then, when the expected trend had played out, sell the large capitalization stocks and repurchase the mid-capitalization stocks with the proceeds. In the alternative, the Fund may use futures to achieve a similar result with reduced transaction costs. In that case, the Fund might simultaneously enter into short futures positions on an appropriate index (e.g., the S&P Mid Cap 400 Index) (to synthetically "sell" the stocks in the Fund) and long futures positions on another index (e.g., the S&P 500) (to synthetically "buy" the larger capitalization stocks). When the expected trend has played out, the Fund would then close out both futures contract positions. A Fund will only enter into these combined positions if (1) the short position (adjusted for historic volatility) operates as a hedge of existing portfolio holdings, (2) the face amount of the long futures position is less than or equal to the value of the portfolio securities that the Fund would like to dispose of, (3) the contract settlement date for the short futures position is approximately the same as that for the long futures position and (4) the Fund's custodian earmarks and maintains an amount of cash, U.S. Government Securities or other liquid assets whose value, marked-to-market daily, is equal to the Fund's current obligations in respect of the long futures contract positions. If a Fund uses such combined short and long positions, in addition to possible declines in the values of its investment securities, the Fund may also suffer losses associated with a securities index underlying the long futures position underperforming the securities index underlying the short futures position. However, the Manager will enter into these combined positions only if the Manager expects that, overall, the Fund will perform as if it had sold the securities hedged by the short position and purchased the securities underlying the long position. A Fund may also use swaps and options on futures to achieve the same objective.

The Funds' ability to engage in the options and futures strategies described above will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to currencies are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a Fund will be able to utilize these instruments effectively for the purposes set forth above. Furthermore, each Fund's ability to engage in options and futures transactions may be limited by tax considerations.

SWAP CONTRACTS AND OTHER TWO-PARTY CONTRACTS
Many of the Funds may use swap contracts and other two-party contracts for the same or similar purposes as they may use options, futures and related options.

SWAP CONTRACTS. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange returns (or differentials in rates of return) calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

INTEREST RATE AND CURRENCY SWAP CONTRACTS. Interest rate swaps involve the exchange of the two parties' respective commitments to pay or receive interest on a notional principal amount (e.g. an exchange of floating rate payments for fixed rate payments). Currency swaps involve the exchange of the two parties' respective commitments to pay or receive fluctuations with respect to a notional amount of two different currencies (e.g., an exchange of payments with respect to fluctuations in the value of the U.S. dollar relative to the Japanese yen).


CREDIT DEFAULT SWAPS. Funds may (but are not obligated to) use credit default swaps to limit or reduce risk exposure of the GMO Funds (primarily GMO Emerging Country Debt Fund and other Fixed Income Funds that invest a portion of their assets in emerging market debt) against events of default by issuers of emerging market debt. These instruments may also be used to create synthetic short exposure to certain emerging market or U.S. non-governmental debt, in cases where credit default protection is purchased in excess of the value of the related underlying debt held by a Fund. With credit default swaps, GMO Funds may pay what is, in effect, an insurance premium and, in return, have the right to put certain bonds or loans upon issuer default (or similar events) and to receive in return the par (or other agreed-upon) value of those bonds or loans. The GMO Funds may also use credit default swaps for investment purposes, in which case the Fund will receive the premium referenced above, but would be obligated to pay the par (or other agreed-upon) value of the defaulted bonds or loans upon the issuer's default.


EQUITY SWAP CONTRACTS AND CONTRACTS FOR DIFFERENCES. Equity swap contracts involve the exchange of one party's obligation to pay the loss, if any, with respect to a notional amount of a particular equity index (e.g., the S&P 500 Index) plus interest on such notional amount at a designated rate (e.g., the London Inter-Bank Offered Rate) in exchange for the other party's obligation to pay the gain, if any, with respect to the notional amount of such index.

If a Fund enters into a long equity swap contract, the Fund's net asset value will fluctuate as a result of changes in the value of the equity index on which the equity swap is based as if it had purchased the notional amount of securities comprising the index. If a Fund enters into a short equity swap contract, the Fund's net asset value will fluctuate as a result of changes in the value of the equity index on which the equity swap is based as if it had sold the notional amount of securities comprising the index.

Contracts for differences are swap arrangements in which a Fund may agree with a counterparty that its return (or loss) will be based on the relative performance of two different groups or "baskets" of securities. Often, one or both "baskets" will be an established securities index. As to one of the baskets, the Fund's return is based on theoretical, long futures positions in the securities comprising that basket (with an aggregate face value equal to the notional amount of the contract for differences) and as to the other basket, the Fund's return is based on theoretical short futures positions in the securities comprising the basket. The Fund may also use actual long and short futures positions to achieve the same market exposure(s) as contracts for differences where payment obligations of the two legs of the contract are netted and thus based on changes in the relative value of the baskets of securities rather than on the aggregate change in the value of the two legs. The Funds will only enter into contracts for differences (and analogous futures positions) when the Manager believes that the basket of securities constituting the long leg will outperform the basket constituting the short leg. However, it is possible that the short basket will outperform the long basket - resulting in a loss to the Fund, even in circumstances when the securities in both the long and short baskets appreciate in value.

INTEREST RATE CAPS, FLOORS AND COLLARS. The Funds may use interest rate caps, floors and collars for the same purposes or similar purposes as they use interest rate futures contracts and related options. Interest rate caps, floors and collars are similar to interest rate swap contracts because the payment obligations are measured by changes in interest rates as applied to a notional amount and because they are individually negotiated with a specific counterparty. The purchase of an interest rate cap entitles the purchaser, to the extent that a specific index exceeds a specified interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below specified interest rates, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. The purchase of an interest rate collar entitles the purchaser, to the extent that a specified index exceeds or falls below two specified interest rates, to receive payments of interest on a notional principal amount from the party selling the interest rate collar. The Funds' use of interest rate caps, floors and collars for the same or similar purposes as those for which they use futures contracts and related options presents the same risks and similar opportunities as those associated with futures and related options. Because caps, floors and collars are recent innovations for which standardized documentation has not yet been developed they are deemed by the SEC to be relatively illiquid investments which are subject to a Fund's limitation on investment in illiquid securities. See "Illiquid Securities" below.

RISK FACTORS IN SWAP CONTRACTS, OTC OPTIONS AND OTHER TWO-PARTY CONTRACTS. A Fund may only close out a swap, contract for differences, cap, floor or collar or OTC option with the particular counterparty. Also, if the counterparty defaults, a Fund will have contractual remedies pursuant to the agreement related to the transaction, but there is no assurance that contract counterparties will be able to meet their obligations pursuant to such contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant to swap contracts. The Manager will closely monitor, subject to the oversight of the Trustees, the creditworthiness of contract counterparties, and a Fund will not enter into any swaps, caps, floors or collars, unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated at least A by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's") at the time of entering into such transaction or if the counterparty has comparable credit as determined by the Manager. However, the credit of the counterparty may be adversely affected by larger-than-average volatility in the markets, even if the counterparty's net market exposure is small relative to its capital. The management of caps, floors, collars and swaps may involve certain difficulties because the characteristics of many derivatives have not been observed under all market conditions or through a full market cycle.

ADDITIONAL REGULATORY LIMITATIONS ON THE USE OF FUTURES AND RELATED OPTIONS, INTEREST RATE FLOORS, CAPS AND COLLARS AND INTEREST RATE AND CURRENCY SWAP CONTRACTS. In accordance with CFTC regulations, investments by any Fund in futures contracts and related options for purposes other than bona fide hedging are limited such that the aggregate amount that a Fund may commit to initial margin on such contracts or time premiums on such options may not exceed 5% of that Fund's net assets.

FOREIGN CURRENCY TRANSACTIONS

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

Funds that are permitted to invest in securities denominated in foreign currencies may buy or sell foreign currencies, deal in forward foreign currency contracts, currency futures contracts and related options and options on currencies. These Funds may use such currency instruments for hedging, investment or currency risk management. Currency risk management may include taking active currency positions relative to both the securities portfolio of the Fund and the Fund's performance benchmark.

Forward foreign currency contracts are contracts between two parties to purchase and sell a specific quantity of a particular currency at a specified price, with delivery and settlement to take place on a specified future date. Currency futures contracts are contracts to buy or sell a standard quantity of a particular currency at a specified future date and price. Options on currency futures contracts give their owner the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified currency futures contract at a fixed price during a specified period. Options on currencies give their owner the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified quantity of a particular currency at a fixed price during a specified period.

The Funds may enter into forward contracts for hedging under three circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S.

dollar and the subject foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

Second, when the Manager of a Fund believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. Maintaining a match between the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.

Third, the Funds may engage in currency "cross hedging" when, in the opinion of the Manager, the historical relationship among foreign currencies suggests that the Funds may achieve the same protection for a foreign security at reduced cost through the use of a forward foreign currency contract relating to a currency other than the U.S. dollar or the foreign currency in which the security is denominated. By engaging in cross hedging transactions, the Funds assume the risk of imperfect correlation between the subject currencies. These practices may present risks different from or in addition to the risks associated with investments in foreign currencies.

A Fund is not required to enter into hedging transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Manager. By entering into the above hedging transactions, the Funds may be required to forego the benefits of advantageous changes in the exchange rates.


Each of these Funds may also enter into foreign currency forward contracts for investment and currency risk management. When a Fund uses currency instruments for such purposes, the foreign currency exposure of the Fund may differ substantially from the currencies in which the Fund's investment securities are denominated. Many of the Funds may each also enter into foreign currency forward contracts to give fixed income securities denominated in one currency (generally the U.S. dollar) the risk characteristics of similar securities denominated in another currency as described above under "Uses of Options, Futures and Options on Futures - Investment Purposes" or for risk management in a manner similar to such Funds' use of futures contracts and related options.


REPURCHASE AGREEMENTS

A Fund may enter into repurchase agreements with banks and broker-dealers by which the Fund acquires a security (usually an obligation of the Government where the transaction is initiated or in whose currency the agreement is denominated) for a relatively short period (usually not more than a week) for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-on price and date. The resale price is in excess of the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at no market risk, although there is a risk that the seller may default in its obligation to pay the agreed-upon sum on the redelivery date. Such a default may subject the relevant Fund to expenses, delays and risks of loss including: (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) inability to enforce rights and the expenses involved in attempted enforcement.

DEBT AND OTHER FIXED INCOME SECURITIES GENERALLY

Debt and Other Fixed Income Securities include fixed income securities of any maturity. Fixed income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed income securities include securities issued by federal, state, local and foreign governments and related agencies, and by a wide range of private issuers.

Fixed income securities are subject to market and credit risk. Market risk relates to changes in a security's value as a result of changes in interest rates generally. In general, the values of fixed income securities increase when prevailing interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of the issuer to make payments of principal and interest. Obligations of issuers are subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. Fixed income securities denominated in foreign currencies are also subject to the risk of a decline in the value of the denominating currency.

Because interest rates vary, it is impossible to predict the future income of a Fund investing in such securities. The net asset value of each Fund's shares will vary as a result of changes in the value of the securities in its portfolio and will be affected by the absence and/or success of hedging strategies.

CASH AND OTHER HIGH QUALITY INVESTMENTS

Many of the Funds may temporarily invest a portion of their assets in cash or cash items pending other investments or in connection with the earmarking and maintenance of such assets on the custodian's books and records. These cash items and other high quality corporate debt securities may include a number of money market instruments such as securities issued by the United States government and agencies thereof, bankers' acceptances, commercial paper, and bank certificates of deposit. By investing only in high quality money market securities a Fund may seek to minimize credit risk with respect to such investments. The Short-Term Income Fund may invest a substantial portion of its assets in these instruments, but it is not subject to the quality, duration and other requirements of money market funds.

U.S. GOVERNMENT SECURITIES AND FOREIGN GOVERNMENT SECURITIES


U.S. Government Securities include securities issued or guaranteed by the U.S. government or its authorities, agencies or instrumentalities. Foreign Government Securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies or instrumentalities or by supra-national agencies. U.S. Government Securities and Foreign Government Securities have different kinds of government support. For example, some U.S. Government Securities, such as U.S. Treasury bonds, are supported by the full faith and credit of the United States, whereas certain other U.S. Government Securities issued or guaranteed by federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States. Similarly, some Foreign Government Securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not. In the case of certain countries, Foreign Government Securities may involve varying degrees of credit risk as a result of financial or political instability in such countries and the possible inability of a Fund to enforce its rights against the foreign government issuer. As with other fixed income securities, sovereign issuers may be unable or unwilling to make timely principal or interest payments.


Supra-national agencies are agencies whose member nations make capital contributions to support the agencies' activities, and include such entities as the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Coal and Steel Community and the Inter-American Development Bank.

Like other fixed income securities, U.S. Government Securities and Foreign Government Securities are subject to market risk and their market values fluctuate as interest rates change. Thus, for example, the value of an investment in a Fund which holds U.S. Government Securities or Foreign Government Securities may fall during times of rising interest rates. Yields on U.S. Government Securities and Foreign Government Securities tend to be lower than those of corporate securities of comparable maturities.

In addition to investing directly in U.S. Government Securities and Foreign Government Securities, a Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments or principal payments, or both, in U.S. Government Securities and Foreign Government Securities. These certificates of accrual and similar instruments may be more volatile than other government securities.

MORTGAGE-BACKED AND OTHER ASSET-BACKED SECURITIES

Mortgage-backed and other asset-backed securities may be issued by the U.S. government, its agencies or instrumentalities, or by non-governmental issuers. Interest and principal payments (including prepayments) on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed securities. Prepayments occur when the mortgagor on an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying mortgages, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, there can be no certainty as to the predicted yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the securities. During periods of declining interest rates, such prepayments can be expected to accelerate and a Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium could result in capital loss because the premium may not have been fully amortized at the time the obligation was prepaid. As a result of these principal prepayment features, the values of mortgage-backed securities generally fall when interest rates rise, but their potential for capital appreciation in periods of falling interest rates is limited because of the prepayment feature. The mortgage-backed securities purchased by a Fund may include Adjustable Rate Securities as such term is defined in "Adjustable Rate Securities" below.

Other "asset-backed securities" include securities backed by pools of automobile loans, educational loans and credit card receivables. Mortgage-backed and asset-backed securities of non-governmental issuers involve prepayment risks similar to those of U.S. government guaranteed mortgage-backed securities and also involve risk of loss of principal if the obligors of the underlying obligations default in payment of the obligations.


COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"): STRIPS AND RESIDUALS. A CMO is a security backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are subject to the risk that the collateral supporting the CMO may experience a downgrade or default. CMOs are issued in multiple classes or series which have different maturities representing interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its stated maturity. Thus, the early retirement of a particular class or series of CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security.


CMOs include securities ("Residuals") representing the interest in any excess cash flow and/or the value of any collateral remaining on mortgages or mortgage-backed securities from the payment of principal of and interest on all other CMOs and the administrative expenses of the issuer. Residuals have value only to the extent income from such underlying mortgages or mortgage-backed securities exceeds the amount necessary to satisfy the issuer's debt obligations represented by all other outstanding CMOs.

CMOs also include certificates representing undivided interests in payments of interest-only or principal-only ("IO/PO Strips") on the underlying mortgages. IO/PO Strips and Residuals tend to be more volatile than other types of securities. IO Strips and Residuals also involve the additional risk of loss of a substantial portion of or the entire value of the investment if the underlying securities are prepaid. In addition, if a CMO bears interest at an adjustable rate, the cash flows on the related Residual will also be extremely sensitive to the level of the index upon which the rate adjustments are based.

ADJUSTABLE RATE SECURITIES

Adjustable rate securities are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. They may be U.S. Government Securities or securities of other issuers. Some adjustable rate securities are backed by pools of mortgage loans. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rate is reset only periodically, changes in the interest rates on adjustable rate securities may lag changes in prevailing market interest rates. Also, some adjustable rate securities (or, in the case of securities backed by mortgage loans, the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. Because of the resetting of interest rates, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.

LOWER RATED SECURITIES

Certain Funds may invest some or all of their assets in securities rated below investment grade (that is, rated below BBB by Standard & Poor's or below Baa by Moody's) at the time of purchase, including securities in the lowest rating categories, and comparable unrated securities ("Lower Rated Securities"). A Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although the Manager will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objective.

Lower Rated Securities generally provide higher yields, but are subject to greater credit and market risk, than higher quality fixed income securities. Lower Rated Securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a Fund investing in Lower Rated Securities may be more dependent on the Manager's own credit analysis than is the case with higher quality bonds. The market for Lower Rated Securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for Lower Rated Securities. This reduced liquidity at certain times may affect the values of these securities and may make the valuation and sale or these securities more difficult. Securities of below investment grade quality are commonly referred to as "junk bonds." Securities in the lowest rating categories may be in poor standing or in default. Securities in the lowest investment grade category (BBB or Baa) have some speculative characteristics. See "Commercial Paper and Corporate Debt Ratings" below for more information concerning commercial paper and corporate debt ratings.

BRADY BONDS

Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructuring under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in Mexico, Uruguay, Venezuela, Costa Rica, Argentina, Nigeria, the Philippines and other countries.

Brady Bonds may be collateralized, are issued in various currencies (but primarily the dollar) and are actively traded in over-the-counter secondary markets. Dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds.

Brady Bonds are often viewed as having three or four valuation components: any collateralized repayment of principal at final maturity; any collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

ZERO COUPON SECURITIES

A Fund investing in "zero coupon" fixed income securities is required to accrue interest income on these securities at a fixed rate based on the initial purchase price and the length to maturity, but these securities do not pay interest in cash on a current basis. Each Fund is required to distribute the income on these securities to its shareholders as the income accrues, even though that Fund is not receiving the income in cash on a current basis. Thus, each Fund may have to sell other investments to obtain cash to make income distributions. The market value of zero coupon securities is often more volatile than that of non-zero coupon fixed income securities of comparable quality and maturity. Zero coupon securities include IO and PO strips.

INDEXED SECURITIES

Indexed Securities are securities the redemption values and/or the coupons of which are indexed to the prices of a specific instrument or statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities indexes, currencies, precious metals or other commodities, or other financial indicators. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

Indexed securities in which each Fund may invest include so-called "inverse floating obligations" or "residual interest bonds" on which the interest rates typically decline as short-term market interest rates increase and increase as short-term market rates decline. Such securities have the effect of providing a degree of investment leverage, since they will generally increase or decrease in value in response to changes in market interest rates at a rate which is a multiple of the rate at which fixed-rate long-term securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed rate securities.

Certain Funds may invest in inflation indexed securities issued by the U.S. Treasury, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value which has been adjusted for inflation.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. Certain Funds may also invest in other bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation indexed bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds.

Although these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may result in a decline in value. If interest rates rise due to reasons other than inflation (such as changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The U.S. Treasury has a relatively brief history of issuing inflation indexed bonds. As such, there is limited trading history of these securities. Certain foreign governments, such as the United Kingdom, Canada and Australia, have a longer history of issuing inflation indexed bonds, and there may be a more liquid market in certain of these countries for these securities.

The periodic adjustment of U.S. inflation indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. In addition, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Coupon payments received by a Fund from inflation indexed bonds will be includable in the Fund's gross income in the period in which they accrue. In addition, any increase in the principal amount of an inflation indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

The Inflation Indexed Bond Fund may invest in fixed income securities (including convertible securities) of any maturity, although under normal market conditions at least 65% of the Fund's total assets will be comprised of inflation indexed "bonds" as such term is defined above. Fixed income securities include securities issued by federal, state, local and foreign governments, and a wide range of private issuers.

A Fund's investments in indexed securities, including inflation indexed securities, may create taxable income in excess of the cash they generate. In such cases, a Fund may be required to sell assets to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. See "Distributions and Taxes in the Prospectus" and "Distributions" and "Taxes" in this Statement of Additional Information.

FIRM COMMITMENTS AND WHEN-ISSUED SECURITIES

Certain Funds may enter into firm commitments and other similar agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when a Fund that invests in fixed-income securities anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When a Fund purchases securities in this manner (on a when-issued or delayed-delivery basis), it is required to earmark on its custodian's books and records cash, U.S. Government Securities or other liquid securities in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. No income is generally earned on these securities until after delivery. Each Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting that Fund's investment criteria. The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

LOANS, LOAN PARTICIPATIONS AND ASSIGNMENTS

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to a Fund's policies regarding the quality of debt securities.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating agency and yield could be adversely affected. Loans that are fully secured offer the Fund more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation or that the collateral can be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of emerging countries will also involve a risk that the governmental entities responsible for repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

When investing in a loan participation, a Fund will typically have the right to receive payments only from the lender to the extent the lender receives payments from the borrower, and not from the borrower itself. Likewise, a Fund typically will be able to enforce its rights only through the lender, and not directly against the borrower. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the participation.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to the Fund. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as a co-lender. In the case of a loan participation, direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to a Fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, a Fund may rely on the Manager's research to attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower.

Direct indebtedness purchased by a Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the Fund to pay additional cash on demand. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it would not otherwise have done so. A Fund's custodian will earmark and maintain appropriate liquid assets to cover the Fund's potential obligations under standby financing commitments.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS

Certain Funds may enter into reverse repurchase agreements and dollar roll agreements with banks and brokers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities.

Dollar rolls are transactions in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

A Fund which makes such investments will earmark and maintain on its custodian's books and records cash, U.S. Government Securities or other liquid assets equal in value to its obligations in respect of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, a Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party or its trustee or receiver whether to enforce the Fund's obligation to repurchase the securities. Reverse repurchase agreements and dollar rolls are not considered borrowings by a Fund for purposes of a Fund's fundamental investment restriction with respect to borrowings.

ILLIQUID SECURITIES

Each Fund may invest up to 15% (or, in the case of the Foreign Fund only, 10%) of its net assets in illiquid securities. The securities currently thought to be included as "illiquid securities" are restricted securities under the Federal securities laws (including illiquid securities traded under Rule 144A), repurchase agreements and securities that are not readily marketable. To the extent the Trustees determine that restricted securities traded under Section 4(2) or Rule 144A under the Securities Act of 1933, repurchase agreements and securities that are not readily marketable, are in fact liquid, they will not be included in the 15% limit on investment in illiquid securities.

Repurchase agreements maturing in more than seven days are considered illiquid, unless an agreement can be terminated after a notice period of seven days or less.

For so long as the SEC maintains the position that most equity swap contracts, reverse equity swap contracts, caps, floors and collars are illiquid, each Fund will continue to designate these instruments as illiquid for purposes of its 15% illiquid limitation unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by the Trustees.

PRIVATE PLACEMENTS AND RESTRICTED INVESTMENTS. Illiquid securities may include certain securities of private issuers, investments in securities traded in unregulated markets and securities that are purchased in private placements and are subject to restrictions on resale either as a matter of contract or under federal securities laws. These securities either (1) cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A) or (2) are not readily marketable because they are subject to other legal or contractual delays in or restrictions on resale.

Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, it could be more difficult to sell such securities when the Manager believes it advisable to do so. A Fund holding such securities may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. These securities may involve the risk that a Fund may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 when selling restricted securities to the public, and in such event the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

A Fund may invest in shares of other investment companies, including both open- and closed-end investment companies (including single country funds). When making such an investment, the Fund will be indirectly exposed to all the risks of such investment companies. In general, the investing Fund will bear a pro rata portion of the other investment company's fees and expenses.

In addition, many of the Funds may invest in private investment funds, vehicles or structures. The Funds may also invest in debt-equity conversion funds, which are funds established to exchange foreign bank debt of countries whose principal repayments are in arrears into a portfolio of listed and unlisted equities, subject to certain repatriation restrictions.


Certain GMO Fixed Income Funds may invest without limitation in GMO Alpha LIBOR Fund and/or GMO Emerging Country Debt Fund. These investments will not be made in reliance on Section 12(d)(1)(G) of the Investment Company Act of 1940 but will instead be made in reliance on an SEC order obtained by the Manager and the Funds. As described in the Prospectus, shareholders of the investing Funds will not directly bear any of the fees and expenses of the Alpha LIBOR Fund and/or the Emerging Country Debt Fund.


                               USES OF DERIVATIVES

INTRODUCTION AND OVERVIEW

DERIVATIVE POLICIES. This overview provides a general introduction to the principal ways in which the Funds use derivatives. The information below is designed to supplement the information included in the GMO Trust Prospectus.

FUNCTION OF DERIVATIVES IN GMO FUNDS. GMO Equity and Fixed Income Funds use financial derivatives to implement investment decisions. The types of derivatives employed, which vary from Fund to Fund, include futures, swaps, options, forward contracts and, periodically, structured notes. These instruments may be exchange-traded or over-the-counter products. The types of strategies implemented also vary from Fund to Fund. To a significant extent, specific market conditions influence the choice of derivative strategies for a given Fund.


DERIVATIVE EXPOSURE. Generally, stocks constitute the majority of the holdings in each GMO Equity Fund, although derivative positions may comprise a significant portion of the total assets. In GMO Fixed Income Funds, bond futures, currency options, forwards and other derivatives are the primary means of obtaining market exposure.


COUNTERPARTY CREDITWORTHINESS. The Manager tracks the creditworthiness of counterparties in swaps, forwards and options. The Manager limits transactions to counterparties with a long-term debt rating of A or higher at the time the Fund enters into the derivative. In addition to checking agency ratings to assess creditworthiness, the Manager also considers news reports and market activity, such as the levels at which a counterparty's long-term debt is trading. Furthermore, the Manager implicitly restricts the amount of credit extended to any one counterparty. Besides creditworthiness, the Manager reviews, on a regular basis, the various exposures that the Funds have to over-the-counter counterparties.

DERIVATIVES IN GMO EQUITY FUNDS

Broadly speaking, derivatives employed in GMO's Equity Funds serve three purposes: hedging, investment and risk management. See "Descriptions and Risks of Fund Investments -- Futures and Options", "-- Uses of Options, Futures, and Options on Futures", and "-- Swap Contracts and Other Two-Party Contracts". In the International Equity Funds, GMO also uses derivatives to manage currency exposure. See "Descriptions and Risks of Fund Investments -- Foreign Currency Transactions".

o Hedging: GMO Equity Funds may employ hedges to protect a current or anticipated position. For example, if a Fund receives significant amounts of cash, the Fund may hedge market risk, i.e., the risk of not being invested in the market, by purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until direct investments can be efficiently made.

o Investment: Rather than investing directly in securities, a Fund may employ derivative instruments such as a long futures contract or a long equity swap contract. For example, a Fund may use long derivative positions to adjust the underlying exposure to individual markets, sectors and equities in an efficient, cost-effective manner.

o Risk Management: Synthetic sales and purchases can help manage risk. For example, a GMO Fund may hold a large proportion of stocks in a particular market that the Manager believes is likely to underperform in the short term. In this case, the Manager may choose to minimize the risk of underperformance without incurring the high transaction costs associated with selling stocks by using derivative instruments to invest the Fund in another market it views more favorably. To accomplish this strategy, the Fund may use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index).

o Foreign Currency: GMO International Funds may also employ derivatives in foreign currency transactions to implement the same three basic functions: hedging, investment and risk management.

DERIVATIVES IN GMO FIXED INCOME FUNDS.

As in GMO Equity Funds, GMO Fixed Income Funds may employ derivatives for hedging, investment and risk management.

o Hedging: GMO Fixed Income Funds may use derivative instruments to hedge against a market or credit risk already generally present in a Fund. In addition, if a Fund receives significant cash, the Fund may hedge market risk, i.e., the risk of not being invested in the market, by purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until direct investments can be made efficiently.

o Investment: A Fund may use derivative instruments (particularly long futures contracts, related options and long swap contracts) in place of investing directly in securities. Because a foreign derivative generally only provides the return of a foreign market in local currency terms, a Fund will often purchase a foreign currency forward in conjunction with using derivatives to give the effect of investing directly.

o Risk Management: A Fund may use options, futures and related options as well as swap contracts to adjust the weight of the Fund to a level GMO believes is the optimal exposure to individual countries and issuers. Sometimes such derivative transactions are used as a precursor to actual sales and purchases of the underlying securities.

o Foreign Currency: Forward sales and purchases of foreign currency contracts are used extensively to: (1) take active overweighted and underweighted positions in particular bond markets and currencies relative to the Funds' respective performance benchmarks; (2) hedge currency exposure embedded in foreign securities; (3) buy currency in advance to settle security purchases; (4) cross-hedge currency risks; and (5) create synthetic foreign bonds in conjunction with bond futures.


o Additional Uses of Swaps: A number of GMO Fixed Income Funds employ additional strategies to help implement the Funds' investment strategies. As an example, total return swaps may be used to gain investment exposure to fixed income securities where direct ownership is either not legally possible or is economically unattractive. Or, for instance, credit default swaps may be employed to protect GMO Funds (primarily the Emerging Country Debt Fund and other Fixed Income Funds that invest a portion of their assets in emerging market debt) against the event of default by issuers of emerging market debt or to create synthetic short or long exposure to emerging market or U.S. non-governmental debt securities to which such Funds are not otherwise exposed. However, the Funds are not obligated to use credit default swaps and, if used, there is no assurance they will be effective or have the desired result.


o Leverage: Unlike the Equity Funds, the GMO Fixed Income Funds are not specifically limited with respect to the extent to which derivatives may be used or with respect to the absolute face value of the derivative positions employed. Instead, effective market exposure is controlled by controlling the projected tracking exposure of each Fund relative to its benchmark. However, this will mean that the Fixed Income Funds may sometimes be leveraged if measured in terms of aggregate exposure of a Fund's assets.

USE OF DERIVATIVES BY GMO EQUITY FUNDS


DOMESTIC EQUITY FUNDS. Funds in this group include: GMO U.S. Core Fund, GMO Tobacco-Free Core Fund, GMO Intrinsic Value Fund, GMO Growth Fund, GMO U.S. Sector Fund, and GMO REIT Fund. GMO Value Fund makes only occasional use of futures contracts and related options on securities indexes and does not currently expect to make use of other derivative instruments.


TYPES OF DERIVATIVES

o    Options, futures contracts and related options on securities indexes

o Long equity swap contracts in which a Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities

o Short equity swap contracts in which a Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities

o Contracts for differences, i.e., equity swaps that contain both long and short equity components.

USES OF DERIVATIVES

Hedging

Traditional Hedging: Short equity futures, related options and short equity swap contracts may be used to hedge against an equity risk already generally present in a Fund.

Anticipatory Hedging: If a Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (the risk of not being invested in the market) by purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if a Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

Investment

A Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities. These applications include using equity derivatives to "equitize" cash balances held by a Fund. A Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual markets, sectors and equities.

Risk Management - Synthetic Sales and Purchases

A Fund may use equity futures, related options and equity swap contracts to adjust the weight of the Fund to a level the Manager believes is the optimal exposure to individual sectors and stocks. Sometimes, such transactions are used as a precursor to actual sales and purchases. For example, if a Fund held a large proportion of stocks of a particular industry and the Manager believed that stocks of another industry would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). Long and short equity swap contracts and contracts for differences may also be used for these purposes. Equity derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

Limitations on the Use of Derivatives

o    There is no limit on the use of derivatives for hedging purposes.

o When long futures contracts and long equity swaps are used for investment, the Funds will maintain an amount of liquid securities equal to the face value of all such long derivative positions. However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to cover another long derivative exposure.

o The net long equity exposure of a Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the Fund's net assets.

o Except when such instruments are used for bona fide hedging, no more than 5% of a Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.

o The Manager tracks the creditworthiness of counterparties in swaps, forwards and options. Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings. In addition to checking agency ratings to assess creditworthiness, the Manager also considers news reports and market activity, such as the levels at which a counterparty's long-term debt is trading. Furthermore, the Manager implicitly restricts the amount of credit extended to any one counterparty. Besides creditworthiness, the Manager reviews, on a regular basis, the various exposures that the Funds have to over-the-counter counterparties.

INTERNATIONAL EQUITY FUNDS (EXCEPT GMO FOREIGN FUND).

TYPES OF DERIVATIVES (OTHER THAN FOREIGN CURRENCY TRANSACTIONS)

o    Options, futures contracts and related options on securities indexes

o Long equity swap contracts in which a Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities

o Short equity swap contracts in which a Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities

o Contracts for differences, i.e., equity swaps that contain both long and short equity components


o    Only the GMO Emerging Countries Fund may use structured or indexed notes.


USES OF DERIVATIVES

Hedging

Traditional Hedging: Short equity futures, related options and short equity swap contracts may be used to hedge against an equity risk already generally present in a Fund.

Anticipatory Hedging: If a Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (the risk of not being invested in the market) by purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if a Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.

Investment

A Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities. These applications include using equity derivatives to "equitize" cash balances held by the Fund. Because a foreign equity derivative generally only provides the return of a foreign market in local currency terms, a Fund will often purchase a foreign currency forward in conjunction with equity derivatives to give the effect of investing directly. A Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual countries and equities.

For example, if the Manager expects a positive return forecast for a select group of UK companies, but a negative return for the UK market as a whole, then a Fund may overweight the select group of equities and reduce exposure to the UK market by selling UK equity futures or entering into a swap contract that is long a specific basket of securities and short the UK market generally.

Risk Management - Synthetic Sales and Purchases

A Fund may use equity futures, related options and equity swap contracts to adjust the weight of the Fund to a level the Manager believes is the optimal exposure to individual countries and stocks. Sometimes, such transactions are used as a precursor to actual sales and purchases.

For example, if a Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). Long and short equity swap contracts and contracts for differences may also be used for these purposes. Often, a foreign currency forward will be used in conjunction with the long derivative position to create the effect of investing directly. Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

Limitations on the Use of Derivatives

o    There is no limit on the use of derivatives for hedging purposes.

o When long futures contracts and long equity swaps are used for investment, the Funds will maintain an amount of liquid securities equal to the face value of all such long derivative positions. However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to cover another long derivative exposure.

o The net long equity exposure of a Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the Fund's net assets.

o Except when such instruments are used for bona fide hedging, no more than 5% of the Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.

o The Manager tracks the creditworthiness of counterparties in swaps, forwards and options. Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings. In addition to checking agency ratings to assess creditworthiness, the Manager also considers news reports and market activity, such as the levels at which a counterparty's long-term debt is trading. Furthermore, the Manager implicitly restricts the amount of credit extended to any one counterparty. Besides creditworthiness, the Manager reviews, on a regular basis, the various exposures that the Funds have to over-the-counter counterparties.

TYPES OF DERIVATIVES (FOREIGN CURRENCY TRANSACTIONS)

Types of Foreign Currency Transaction

o    Buying and selling spot currencies

o    Forward foreign currency contracts

o    Currency futures contracts and related options

o    Options on currencies

o    Currency swap contracts.

USES OF FOREIGN CURRENCY TRANSACTIONS

Hedging

Traditional Hedging: A Fund may effect foreign currency transactions - generally short forward or futures contracts - to hedge back into the U.S. dollar the risk of foreign currencies represented by its securities investments. A Fund is not required to hedge any of the currency risk inherent in investing in securities denominated in foreign currencies (except in the case of the GMO Currency Hedged International Equity Fund).

Anticipatory Hedging: When a Fund enters into a contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency on the spot market or through currency forwards or futures.

Proxy Hedging: A Fund may hedge the exposure of a given foreign currency by using an instrument denominated in a different currency that the Manager believes is highly correlated to the currency being hedged.

Investment

A Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

Risk Management

Subject to the limitations described below, a Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This foreign currency exposure may include long exposure to particular currencies beyond the amount of a Fund's investment in securities denominated in that currency.

Limitations of Foreign Currency Transactions

o The GMO International Intrinsic Value Fund will typically hedge less than 30% of the foreign currency exposure represented by its investments in foreign-currency denominated securities back into the U.S. dollar.

o A Fund's aggregate net foreign currency exposure, assuming full offset of long and short positions, will not exceed 100% of the Fund's net assets denominated in foreign currencies, though the currency exposure of the Fund may differ substantially from the currencies in which the Fund's equities are denominated.

The following apply only to the GMO Currency Hedged International Equity Fund:

o The Fund will maintain short currency positions with respect to at least 65% of the foreign currency exposure represented by the common stocks owned by the Fund.

o The Fund will generally hedge currency based on benchmark weightings (rather than Fund investments), and thus will sometimes have a net short position with respect to certain foreign currencies. Such net short positions in the aggregate will not exceed 10% of the Fund's assets.

GMO FOREIGN FUND

TYPES OF DERIVATIVES

o    Equity futures and related options

o Exchange-traded and OTC options on securities and indexes (including writing covered options).

FOREIGN CURRENCY TRANSACTIONS

o For hedging purposes, the Fund may invest in spot currency transactions, forward foreign currency contracts, options on currencies, currency futures and related options.

USE OF DERIVATIVES BY GMO FIXED INCOME FUNDS


Funds in this group include: GMO Domestic Bond Fund, GMO Core Plus Bond Fund, GMO International Bond Fund, GMO Currency Hedged International Bond Fund, GMO Global Bond Fund, GMO Short-Term Income Fund, GMO Emerging Country Debt Fund and GMO Inflation Indexed Bond Fund.


DERIVATIVES AND THE FUND'S GLOBAL BOND STRATEGY (applicable only to the GMO International Bond Fund, GMO Currency Hedged International Bond Fund, GMO Global Bond Fund and GMO Core Plus Bond Fund). The fundamental strategy of these Fixed Income Funds requires that each Fund take active overweighted and underweighted positions with respect to particular bond markets and currencies relative to each Fund's respective performance benchmark. Often these active positions will be achieved using long and short derivative positions and combinations of such positions to create synthetic securities. These Funds are not specifically limited with respect to the absolute face value of the derivative positions employed. Instead, effective market exposure is controlled by controlling the projected tracking error relative to each Fund's benchmark. However, this will mean that a Fund may be leveraged if measured in terms of aggregate exposure of the Fund's assets.

POLICIES OF ALL FIXED INCOME FUNDS

TYPES OF DERIVATIVES (OTHER THAN FOREIGN CURRENCY TRANSACTIONS)

o Futures contracts and related options on bonds as well as baskets or indexes of securities

o    Options on bonds and other securities

o Swap contracts, including interest rate swaps, total return swaps, credit default swaps and contracts for differences

o    Structured notes.



USES OF DERIVATIVES

Hedging

Traditional Hedging: Bond futures, related options, bond options and swap contracts may be used to hedge against a market or credit risk already generally present in a Fund.

Anticipatory Hedging: If a Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (the risk of not being invested in the market) by purchasing long futures contracts or entering into long swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if a Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short swap contracts while the Fund disposes of securities in an orderly fashion.

Investment

A Fund may use derivative instruments (particularly long futures contracts, related options and long swap contracts) in place of investing directly in securities. Because a foreign derivative generally only provides the return of a foreign market in local currency terms, a Fund will often purchase a foreign currency forward in conjunction with using derivatives to give the effect of investing directly.

Risk Management

A Fund may use options, futures and related options as well as swap contracts to adjust the weight of the Fund to a level the Manager believes is the optimal exposure to individual countries and issuers. Sometimes, such transactions are used as a precursor to actual sales and purchases.

Other Uses

Total return swaps are generally used to gain investment exposure to fixed income securities where direct ownership is either not legally possible or is economically unattractive. With these swaps, GMO Funds pay a financing rate and receive the total return on a particular fixed income security or basket of securities.

Credit default swaps are used to protect GMO Funds (primarily the GMO Emerging Country Debt Fund and other Fixed Income Funds that invest a portion of their assets in emerging market debt) against events of default by issuers of emerging market debt, or to create synthetic short or long exposure to emerging market and U.S. non-governmental debt securities to which such Funds are not otherwise exposed.


Many of the debt instruments in which the Funds invest may not be available with precisely the duration or other interest rate terms that the Manager would prefer. The Manager may decide to alter the interest rate exposure of these debt instruments by employing interest rate swaps. A Fund can then maintain its investment in the credit of the issuer through the debt instrument but adjust its interest rate exposure through the swap. With these swaps, the Funds and the counterparties swap interest rate exposure, such as fixed vs. variable and shorter duration vs. longer duration.


Limitations on the Use of Derivatives

o The Manager tracks the creditworthiness of counterparties in swaps, forwards and options. Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings. In addition to checking agency ratings to assess creditworthiness, the Manager also considers news reports and market activity, such as the levels at which a counterparty's long-term debt is trading. Furthermore, the Manager implicitly restricts the amount of credit extended to any one counterparty. Besides creditworthiness, the Manager reviews, on a regular basis, the various exposures that the Funds have to over-the-counter counterparties.

TYPES OF DERIVATIVES (FOREIGN CURRENCY TRANSACTIONS)

o    Buying and selling spot currencies

o    Forward foreign currency contracts

o    Currency futures contracts and related options

o    Options on currencies

o    Currency swap contracts.

USES OF FOREIGN CURRENCY TRANSACTIONS

Hedging


Traditional Hedging: A Fund may effect foreign currency transactions - generally short forward or futures contracts - to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar. A Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies (except in the case of the GMO Currency Hedged International Bond Fund).


Anticipatory Hedging: When a Fund enters into a contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency or through currency forwards or futures.

Proxy Hedging: A Fund may hedge the exposure of a given foreign currency by using an instrument denominated in a different currency that the Manager believes is highly correlated to the currency being hedged.

Investment

A Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

Risk Management

Subject to the limitations described below, a Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This foreign currency exposure may include long and short exposure to particular currencies beyond the amount of a Fund's investment in securities denominated in that currency.

USE OF DERIVATIVES BY GMO GLOBAL HEDGED EQUITY FUND

GMO Global Hedged Equity Fund uses the same types of derivatives as other GMO International Equity Funds in seeking to deliver the hedged equity return described below. The Fund seeks total return consistent with minimal exposure to general equity market risk.

HEDGED EQUITY STRATEGY. At least 65% of the Fund's total assets will be invested in equity securities either directly or indirectly through investment in other Funds of the Trust ("underlying Funds"). However, as a result of the Fund's hedging techniques, the Fund expects to create a return more similar to that received by an investment in fixed income securities.

The Fund will pursue its investment objective by investing substantially all of its assets in a combination of: (i) equity securities, (ii) shares of GMO's Domestic and International Equity Funds, (iii) derivative instruments intended to hedge the value of the Fund's equity securities held directly or through investment in underlying Funds against substantially all of the general movements in the relevant equity market(s), including hedges against substantially all of the changes in the value of the U.S. dollar relative to the currencies represented in the indexes used to hedge general equity market risk and (iv) long interest rate futures contracts intended to adjust the duration of the theoretical fixed income security embedded in the pricing of the derivatives used for hedging the Fund's equity exposure (the "Theoretical Fixed Income Security").

To the extent that the Fund's portfolio strategy is successful, the Fund is expected to achieve a total return consisting of: (i) the performance of the Fund's equity securities held directly or through investment in underlying Funds, relative to the S&P 500 and MSCI EAFE in proportion to the Fund's U.S. and international equity investments (including appreciation or depreciation of any overweighted currency relative to the currency weighting of the equity hedge), plus or minus (ii) short-term capital gains or losses approximately equal to the total return on the Theoretical Fixed Income Security, plus or minus (iii) capital gains or losses on the Fund's interest rate futures positions, minus (iv) transaction costs and other Fund expenses.

TYPES OF DERIVATIVES (FOREIGN CURRENCY TRANSACTIONS)

o    Buying and selling spot currencies

o    Forward foreign currency contracts

o    Currency futures contracts and related options

o    Options on currencies

o    Currency swap contracts.

USES OF FOREIGN CURRENCY TRANSACTIONS

Hedging

o Traditional Hedging: The Fund may effect foreign currency transactions, generally short forward or futures contracts, to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar. The Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.

o Proxy Hedging: The Fund may hedge the exposure of a given foreign currency by using an instrument denominated in a different currency that the Manager believes is highly correlated to the currency being hedged.

Investment

The Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

Risk Management

Subject to the limitations described below, the Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This foreign currency exposure may include long exposure to particular currencies beyond the amount of the Fund's investment in securities denominated in that currency.

Limitations of Foreign Currency Transactions

The Fund's aggregate net foreign currency exposure, assuming full offset of long and short positions, will not exceed 100% of the Fund's net assets denominated in foreign currencies, though the currency exposure of the Fund may differ substantially from the currencies in which the Fund's securities are denominated.

                             INVESTMENT RESTRICTIONS

Fundamental Restrictions:

Without a vote of the majority of the outstanding voting securities of the relevant Fund, the Trust will not take any of the following actions with respect to any Fund as indicated:

(1) Borrow money except under the following circumstances: (i) Each Fund may borrow money from banks so long as after such a transaction, the total assets (including the amount borrowed) less liabilities other than debt obligations, represent at least 300% of outstanding debt obligations; (ii) Each Fund may also borrow amounts equal to an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as for the clearance and settlement of portfolio transactions and to meet shareholder redemption requests; (iii) Each Fund may enter into transactions that are technically borrowings under the 1940 Act because they involve the sale of a security coupled with an agreement to repurchase that security (e.g., reverse repurchase agreements, dollar rolls and other similar investment techniques) without regard to the asset coverage restriction described in (i) above, so long as and to the extent that a Fund's custodian earmarks and maintains cash and/or high grade debt securities equal in value to its obligations in respect of these transactions. Under current pronouncements of the SEC staff, such transactions are not treated as senior securities so long as and to the extent that the Fund's custodian earmarks and maintains liquid assets, such as cash, U.S. Government Securities or other appropriate assets equal in value to its obligations in respect of these transactions.

(2) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)

(3) With respect to all Funds except for the International Disciplined Equity Fund, make short sales of securities or maintain a short position for the Fund's account unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

(4) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

(5) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.


(6) Make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities. Loans of portfolio securities may be made with respect to up to 33 1/3% of a Fund's total assets in the case of each Fund (except the International Intrinsic Value Fund and Currency Hedged International Equity Fund), and with respect to not more than 25% of total assets in the case of the International Intrinsic Value Fund and Currency Hedged International Equity Fund.


(7) With respect to all Funds except for the Intrinsic Value Fund, International Disciplined Equity Fund and International Growth Fund, invest in securities of any issuer if, to the knowledge of the Trust, officers and Trustees of the Trust and officers and members of Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") who beneficially own more than 1/2 of 1% of the securities of that issuer together beneficially own more than 5%.

(8) Concentrate more than 25% of the value of its total assets in any one industry except that the Short-Term Income Fund may invest up to 100% of its assets in obligations issued by banks and the REIT Fund may invest more than 25% of its assets in real estate-related securities.

(9) Purchase or sell commodities or commodity contracts, except that the Funds (other than the Short-Term Income Fund) may purchase and sell financial futures contracts and options thereon.

(10) Issue senior securities, as defined in the 1940 Act and as amplified by rules, regulations and pronouncements of the SEC. The SEC has concluded that even though reverse repurchase agreements, firm commitment agreements and standby commitment agreements fall within the functional meaning of the term "evidence of indebtedness," the issue of compliance with Section 18 of the 1940 Act will not be raised with the SEC by the Division of Investment Management if a Fund covers such securities by earmarking and maintaining certain assets on the books and records of the Fund's custodian. Similarly, so long as such earmarked assets are maintained, the issue of compliance with Section 18 will not be raised with respect to any of the following: any swap contract or contract for differences; any pledge or encumbrance of assets permitted by Non-Fundamental Restriction (4) below; any borrowing permitted by Fundamental Restriction (1) above; any collateral arrangements with respect to initial and variation margin permitted by Non-Fundamental Restriction (4) below; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.

(11) With respect to the Tobacco-Free Core Fund only, invest in (a) securities which at the time of such investment are not readily marketable, (b) securities the disposition of which is restricted under federal securities laws, and (c) repurchase agreements maturing in more than seven days if, as a result, more than 10% of the Fund's total assets (taken at current value) would then be invested in securities described in (a), (b) and (c) above.

Non-Fundamental Restrictions:

It is contrary to the present policy of all the Funds, which may be changed by the Trustee without shareholder approval, to:

(1) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

(2) Make investments for the purpose of gaining control of a company's management.

(3) Invest more than 15% of net assets in illiquid securities. The securities currently thought to be included as "illiquid securities" are restricted securities under the Federal securities laws (including illiquid securities traded under Rule 144A), repurchase agreements and securities that are not readily marketable. To the extent the Trustees determine that restricted securities traded under Section 4(2) or Rule 144A under the Securities Act of 1933, repurchase agreements and securities that are not readily marketable, are in fact liquid, they will not be included in the 15% limit on investment in illiquid securities.

Repurchase agreements maturing in more than seven days are considered illiquid, unless an agreement can be terminated after a notice period of seven days or less.

For so long as the SEC maintains the position that most equity swap contracts, reverse equity swap contracts, caps, floors and collars are illiquid, each Fund will continue to designate these instruments as illiquid for purposes of its 15% illiquid limitation unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by the Trustees.

(4) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 33 1/3% of the Fund's total assets (taken at cost). (For the purposes of this restriction, collateral arrangements with respect to swap agreements, the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be a pledge or encumbrance.)

(5) With respect to the Foreign Fund only, to (i) invest in interests of any general partnership, (ii) utilize margin or other borrowings to increase market exposure (such prohibition shall extend to the use of cash collateral obtained in exchange for loaned securities but does not prohibit the use of margin accounts for permissible futures trading; further, the Fund may borrow an amount equal to cash receivable from sales of stocks or securities the settlement of which is deferred under standard practice in the country of sale), (iii) pledge or otherwise encumber its assets, and (iv) invest more than 5% of its assets in any one issuer (except Government securities and bank certificates of deposit).


(6) With respect to certain Funds which have adopted non-fundamental investment policies pursuant to Rule 35d-1 of the 1940 Act (each a "Name Policy"), change such Fund's Name Policy as set forth under each such Fund's "Principal investment strategies" in the Prospectus without providing such Fund's shareholders with a notice meeting the requirement of Rule 35d-1(c) at least 60 days prior to such change.



For purposes of each Name Policy, each Fund considers the term "investments" to include both direct and indirect investments. Examples of indirect investments include exposure to the relevant asset type through investments in another Fund and/or through derivatives and other synthetic instruments with economic characteristics similar to the relevant asset type.

Except as indicated above in Fundamental Restriction(1), all percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The phrase "shareholder approval," as used in the Prospectus and in this Statement of Additional Information, and the phrase "vote of a majority of the outstanding voting securities," as used herein with respect to a Fund, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of that Fund, or (2) 67% or more of the shares of that Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except for policies that are explicitly described as fundamental in the Prospectus or this Statement of Additional Information, the investment policies of each Fund may be changed by the Trust's Trustees without the approval of shareholders.

                        DETERMINATION OF NET ASSET VALUE

         The net asset value per share of each Fund of GMO Trust will be determined on each day the New York Stock Exchange (the "Exchange") is open for regular business as of the close of regular trading on the Exchange, generally 4:00 p.m. New York City time. However, equity options held by the Funds are priced as of the close of trading at 4:10 p.m., and futures contracts on U.S. government and other fixed-income securities and index options held by the Funds are priced as of their close of trading at 4:15 p.m. Please refer to "Determination of Net Asset Value" in the Prospectus for additional information.

                                  DISTRIBUTIONS

         The Prospectus describes the distribution policies of each Fund under the heading "Distributions". It is the policy of each Fund in all cases to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized capital gains, if any, after offsetting any capital loss carryovers. For distribution and federal income tax purposes, a portion of the premiums from certain expired call or put options written by a Fund, net gains from certain closing purchase and sale transactions with respect to such options and a portion of net gains from other options and futures transactions are treated as short-term capital gain (i.e., gain from the sale of securities held for 12 months or less). It is the policy of each Fund to make distributions at least annually, sufficient to avoid the imposition of a nondeductible 4% excise tax on certain undistributed amounts of taxable investment income and capital gains.

                                      TAXES

TAX STATUS AND TAXATION OF EACH FUND

         Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things:

(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

(b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and

(c) diversify its holdings so that at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, U.S. Government Securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total net assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

         If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed timely to its shareholders in the form of dividends (including capital gain dividends).

         If a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if a Fund is permitted so to elect and so elects), plus any retained amount from the prior year, such Fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by a Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (e.g., payment of excise tax amounts deemed by the Fund to be de minimus).

TAXATION OF FUND DISTRIBUTIONS AND SALES OF FUND SHARES


         Fund distributions derived from interest, dividends and certain other income, including in general short-term gains, will be taxable as ordinary income to shareholders subject to federal income tax whether received in cash or reinvested in shares. Properly designated Fund distributions derived from net long-term capital gains (i.e., net gains derived from the sale of securities held by the Fund for more than 12 months) will generally be taxable as such, regardless of how long a shareholder has held the shares in the Fund.



         The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gains if the shares have been held as capital assets for more than 12 months and as short-term capital gains if the shares have been held as capital assets for not more than 12 months. The tax rate generally applicable to net capital gains recognized by individual and other noncorporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less, or (ii) 20% for gains recognized on the sale of capital assets held for more than one year (as well as capital gain dividends).


         For taxable years beginning after December 31, 2000, the maximum capital gain tax rates for capital assets (including Fund shares) held by a non-corporate shareholder for more than 5 years will be 8 percent and 18 percent (rather than 10 percent and 20 percent). The 18-percent rate applies only to assets the holding period for which begins after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax on any gain thereon, as of January 2, 2001). The mark-to-market election may be disadvantageous from a federal tax perspective, and shareholders should consult their tax advisors before making such an election.

         Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by a shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of the same Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

         A distribution paid to shareholders by a Fund in January of a year generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Trust will provide federal tax information annually, including information about dividends and distributions paid during the preceding year to taxable investors and others requesting such information.

         If a Fund makes a distribution to you in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

         Dividends and distributions on each Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

         For corporate shareholders (other than S corporations), the dividends-received deduction will generally apply (subject to a holding period requirement imposed by the Code) to a Fund's dividends paid from investment income to the extent derived from dividends received from U.S. corporations. However, any distributions received by a Fund from REITs will not qualify for the corporate dividends-received deduction. A Fund's investments in REIT equity securities may require such Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). A Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.


         Each fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges, or redemptions made by any individual shareholder who fails to furnish the fund with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is a United States person and is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate will be (i) 30.5% for amounts paid after August 6, 2001 through the end of 2001, (ii) 30% for amounts paid during 2002 and 2003,
(iii) 29% for amounts paid during 2004 and 2005, and (iv) 28% for amounts paid during 2006 through 2010. The legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

         Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a Fund as an investment through such plans.

WITHHOLDING ON DISTRIBUTIONS TO FOREIGN INVESTORS

         Dividend distributions (including distributions derived from short-term capital gains) are in general subject to a U.S. withholding tax of 30% when paid to a nonresident alien individual, foreign estate or trust, a foreign corporation, or a foreign partnership ("foreign shareholder"). Persons who are resident in a country, such as the U.K., that has an income tax treaty with the U.S. may be eligible for a reduced withholding rate (upon filing of appropriate forms), and are urged to consult their tax advisors regarding the applicability and effect of such a treaty. Distributions of net realized long-term capital gains paid by a Fund to a foreign shareholder, and any gain realized upon the sale of Fund shares by such a shareholder, will ordinarily not be subject to U.S. taxation, unless the recipient or seller is a nonresident alien individual who is present in the United States for more than 182 days during the taxable year. However, such distributions and sale proceeds may be subject to backup withholding, unless the foreign investor certifies his non-U.S. residency status. Foreign investors are subject to the backup withholding rules described above. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return. Also, foreign shareholders with respect to whom income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares, and, in the case of a foreign corporation, may also be subject to a branch profits tax. Again, foreign shareholders who are resident in a country with an income tax treaty with the United States may obtain different tax results, and are urged to consult their tax advisors.


         Recently revised U.S. Treasury regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above generally became effective for payments made on or after January 1, 2001 (although transition rules apply). In some circumstances, these rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in a Fund should consult their tax advisors with respect to the application of these new regulations.


FOREIGN TAX CREDITS

         If, at the end of the fiscal year, more than 50% of the value of the total assets of any Fund is represented by stock or securities of foreign corporations, the Fund intends to make an election with respect to the relevant Fund which allows shareholders whose income from the Fund is subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. In such case, the amounts of qualified foreign income taxes paid by the Fund would be treated as additional income to Fund shareholders from non-U.S. sources and as foreign taxes paid by Fund shareholders. Investors should consult their tax advisors for further information relating to the foreign tax credit and deduction, which are subject to certain restrictions and limitations (including a holding period requirement applied at both the Fund and shareholder level imposed by the Code). Shareholders of any of the International Funds whose income from the Fund is not subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations may receive substantially different tax treatment of distributions by the relevant Fund, and may be disadvantaged as a result of the election described in this paragraph.

TAX IMPLICATIONS OF CERTAIN INVESTMENTS

         Certain of the Funds' investments, including assets "marked to the market" for federal income tax purposes, debt obligations issued or purchased at a discount and potentially so-called "index securities" (including inflation indexed bonds), will create taxable income in excess of the cash they generate. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

         The Funds' transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies may accelerate income, defer losses, cause adjustments in the holding periods of the Funds' securities and convert long-term capital gains into short-term capital gains and short-term capital losses into long-term capital losses. These transactions may affect the amount, timing and character of distributions to shareholders.

         Investment by the Fund in certain passive foreign investment companies ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to treat a passive foreign investment company as a "qualified electing fund," in which case the Fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund's total return.

         A PFIC is any foreign corporation in which (i) 75% or more of the gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

         An Asset Allocation Fund will not be able to offset gains realized by one underlying Fund in which such Fund invests against losses realized by another underlying Fund in which such Fund invests. In addition, Funds that invest in other investment companies will not be able to offset gains realized by one underlying investment company against losses realized by another underlying investment company. Similarly, a Fund which invests in GMO Alpha LIBOR Fund and/or GMO Emerging Country Debt Fund will not be able to offset losses realized by either of those Funds against other income realized by the Fund. Also, depending on a Fund's percentage ownership in an underlying Fund, a redemption of shares of an underlying Fund by the investing Fund may cause the investing Fund to be treated as not receiving capital gain income on such redemption but instead as receiving a dividend taxable as ordinary income in an amount equal to the full amount of the distribution. Accordingly, the investment of a Fund in underlying Funds could affect the amount, timing and character of distributions to shareholders of such Fund.

LOSS OF REGULATED INVESTMENT COMPANY STATUS

         A Fund may experience particular difficulty qualifying as a regulated investment company in the case of highly unusual market movements, in the case of high redemption levels and/or during the first year of its operations. If the Fund does not qualify for taxation as a regulated investment company for any taxable year, the Fund's income will be taxed at the Fund level at regular corporate rates, and all distributions from earnings and profits, including distributions of net long-term capital gains and net tax-exempt income, will be taxable to shareholders as ordinary income and subject to withholding in the case of non-U.S. shareholders. In addition, in order to requalify for taxation as a regulated investment company that is accorded special tax treatment, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest on such gains, and make certain substantial distributions.

                             PERFORMANCE INFORMATION

         Each Fund may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders.

         Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class over periods of one, three, five, and ten years (or for such shorter or longer periods as shares of the Fund have been offered), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $10,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $10,000 payment made at the beginning of the period). Except as noted below, all total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that (i) the maximum purchase premium, if any, is deducted from the initial $10,000 payment, (ii) all dividends and distributions are reinvested when paid and (iii) the maximum redemption fee, if any, is charged at the end of the relevant period. Quotations of total return may also be shown for other periods. The Funds may also, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accompanied by standardized total return information.


         Class M Shares were first offered for sale on June 30, 2001. The table below sets forth the average annual total return for Class III Shares of each Fund for the one, three, five and ten year periods ending February 28, 2002 and for the period from the commencement of the Funds' operations until February 28, 2002. Because Class III shares are invested in the same portfolio of securities as Class M Shares, performance would be substantially similar except to the extent that fees and expenses may differ:



                                                                                                                SINCE
               FUND                                    1 YEAR       3 YEARS       5 YEARS      10 YEARS       INCEPTION
        (Class III Shares)           INCEPTION DATE      (%)          (%)           (%)           (%)            (%)
        -----------------            --------------   ---------    ---------     ---------     ---------      ---------
U.S. Core                               9/18/1985      -6.16%        2.45%        11.08%        14.48%         15.63%
Tobacco-Free Core                      10/31/1991      -7.45%        1.84%        11.10%        14.65%         14.76%
Value                                  11/13/1990      -3.64%        5.40%         9.50%        13.24%         14.91%
Intrinsic Value                          8/2/1999       2.16%         N/A           N/A           N/A           5.25%
Growth                                 12/30/1988     -13.68%       -2.36%         9.30%        12.09%         14.80%
REIT                                    5/31/1996      13.73%       12.36%         4.46%          N/A           8.50%
International Disciplined Equity        1/29/2002        N/A          N/A           N/A           N/A           2.00%
International Intrinsic Value           3/31/1987     -10.60%        1.26%         2.87%         6.68%          7.93%
International Growth                   11/30/2001        N/A          N/A           N/A           N/A          -1.75%
Currency Hedged International Equity    6/30/1995      -5.38%        8.56%         8.18%          N/A          11.08%
Foreign(1)                              8/31/1984      -9.33%        3.79%         5.43%         8.93%         14.98%
Emerging Countries                      8/29/1997       8.73%       19.42%          N/A           N/A           0.07%
Domestic Bond                           8/18/1994       6.62%        7.72%         7.77%          N/A           7.87%
Core Plus Bond                          4/30/1997       8.53%        8.32%          N/A           N/A           7.71%
International Bond                     12/22/1993      -3.80%       -1.24%         0.97%          N/A           5.58%
Currency Hedged International Bond      9/30/1994       4.21%        7.65%         8.06%          N/A          12.47%
Global Bond                            12/28/1995      -1.34%        1.02%         3.13%          N/A           4.24%
Short-Term Income(2)                    4/18/1990       3.73%        5.67%         5.48%         5.68%          5.95%
Global Hedged Equity                    7/29/1994      13.32%       14.01%         6.01%          N/A           5.51%
Inflation Indexed Bond                  3/31/1997       5.66%        8.54%          N/A           N/A           6.83%
Emerging Country Debt Share             7/20/1998      18.47%       27.31%          N/A           N/A          10.13%
International Equity Allocation        10/11/1996      -4.26%        6.07%         3.05%          N/A           3.78%
World Equity Allocation(3)              6/28/1996       0.49%        8.67%         6.34%          N/A           7.06%
Global (U.S.+) Equity Allocation       11/26/1996       1.12%        8.68%         8.74%          N/A           9.31%
Global Balanced Allocation(4)           7/29/1996       4.43%        9.08%         8.23%          N/A          10.19%
U.S. Sector(5)                         12/31/1992       9.80%       11.09%        12.88%          N/A          16.13%



(1) Performance information presented is that of the Fund's predecessor for all periods prior to June 28, 1996.



(2) For the period from April 18, 1990 until June 30, 1991, the Fund operated as a money market fund.



(3) The Fund commenced operations on June 28, 1996 with two classes of shares -- Class I shares and Class II shares. Class I shares converted to Class III shares on January 9, 1998. Class II shares converted to Class III shares on October 16, 1996.



(4) The Fund commenced operations on July 29, 1996 with a single class of shares -- Class I shares. Class I and Class II shares converted to Class III shares on January 9, 1998.


(5) The Fund's performance during 2001 is positively affected by approximately 7.50% as a result of the Fund's receipt of proceeds from litigation settlements relating to securities held by the Fund during prior periods and accounted for by the Fund during 2001.


         Each Fund may also from time to time advertise net return and gross return data for each month and calendar quarter since the Fund's inception. Monthly and quarterly return data is calculated by linking daily performance for a Fund (current net asset value divided by prior net asset value), and assumes reinvestment of all dividends and gains. Monthly and quarterly performance data does not reflect payment of any applicable purchase premiums or redemption fees. All quotations of monthly and quarterly returns would be accompanied by standardized total return information. Information relating to a Fund's return for a particular month or calendar quarter is provided to permit evaluation of the Fund's performance and volatility in different market conditions, and should not be considered in isolation.

         From time to time, in advertisements, in sales literature, or in reports to shareholders, a Fund may compare its respective performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the Fund may compare its total return to rankings prepared by Lipper Analytical Services, Inc. or Morningstar, Inc., widely recognized independent services that monitor mutual fund performance; the Standard & Poor's 500 Stock Index ("S&P 500"), the MSCI EAFE or the Russell 2500, indices of unmanaged groups of common stock; or the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange.

         Performance rankings and listings reported in national financial publications, such as Money Magazine, Barron's and Changing Times, may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources including No Load Fund X, CDA Investment Technologies, Inc., Weisenberger Investment Companies Service, and Donoghue's Mutual Fund Almanac.

         Quotations of a Fund's gross return do not reflect any reduction for any Fund fees or expenses unless otherwise noted; if the gross return data reflected the estimated fees and expenses of the Fund, the returns would be lower than those shown. Quotations of gross return for a Fund for a particular month or quarter will be calculated in accordance with the following formula:

Gross Return =
Net Return + (Total Annual Operating Expense Ratio) (# of days in relevant period/365)

                             MANAGEMENT OF THE TRUST


The following tables present information regarding each Trustee and officer of GMO Trust (the "Trust") as of June 30, 2002. Each Trustee's and officer's age as of June 30, 2002 is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Trustee and officer has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee and officer is c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110. The term of office for each Trustee is until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the Trust. Because the Funds do not hold annual meetings of shareholders, each Trustee will hold office for an indeterminate period. The term of office for each officer is until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.



                                                                            NUMBER OF
NAME, AGE AND                                                             PORTFOLIOS INC
POSITION(S) HELD              LENGTH OF       PRINCIPAL OCCUPATION(S)      FUND COMPLEX        OTHER


                                                                                 NUMBER OF
       NAME, AGE AND                                                          PORTFOLIOS IN
      POSITION(S) HELD         LENGTH OF TIME     PRINCIPAL OCCUPATION(S)       FUND COMPLEX             OTHER
       WITH THE TRUST              SERVED          DURING PAST 5 YEARS           OVERSEEN         DIRECTORSHIPS HELD
       --------------         ---------------   ---------------------------   --------------    -----------------------
NON INTERESTED TRUSTEES
Jay O. Light (60)             Since May 1996    Professor of Business               38          Security Capital Group,
Trustee                                         Administration and Senior                       Inc.
                                                Associate Dean, Harvard
                                                University.

Donald W. Glazer, Esq.        Since December    Business and legal                  38          None
(57)                          2000              consultant; entrepreneur;
Trustee                                         advisory counsel, Goodwin
                                                Procter LLP; Secretary
                                                and Consultant, Provant,
                                                Inc.  (provider of
                                                performance improvement
                                                training services and
                                                products) (1998 - present).

INTERESTED TRUSTEE

R. Jeremy Grantham(1) (63)    Since           Member, Grantham, Mayo,               38           [__]
President-Quantitative and    September 1985  Van Otterloo & Co. LLC.
Chairman of the Trustees


OFFICERS


                                  POSITION(S) HELD           LENGTH              PRINCIPAL OCCUPATION(S)
        NAME AND AGE               WITH THE TRUST        OF TIME SERVED            DURING PAST 5 YEARS
        ------------            --------------------  --------------------  -------------------------------
Eyk Del Mol Van Otterloo        President-            Since 1987.           Member, Grantham, Mayo,
(65)                            International                               Van Otterloo & Co. LLC.

Susan Randall Harbert           Chief Financial       Chief Financial       Member, Grantham, Mayo, Van
(45)                            Officer and           Officer since         Otterloo & Co. LLC.
                                Treasurer             February 2000;
                                                      Treasurer since
                                                      February 1998.

Brent Arvidson (32)             Assistant Treasurer   Since September       Senior Fund Administrator,
                                                      1997                  Grantham, Mayo, Van Otterloo &
                                                                            Co. LLC (September 1997 -
                                                                            present); Senior Financial
                                                                            Reporting Analyst, John Hancock
                                                                            Funds (August 1996 - September
                                                                            1997)

Scott Eston (46)                Vice President        Since September       Chief Financial Officer
                                                      1997                  (1997-present) and Member,
                                                                            Grantham, Mayo, Van Otterloo &
                                                                            LLC; Senior Partner, Coopers &
                                                                            Lybrand (1987-1997).

William R. Royer,  Esq.         Vice President and    Vice President        General Counsel and Member,
(36)                            Clerk                 since February        Grantham, Mayo, Van Otterloo &
                                                      1997; Clerk since     LLC.
                                                      March 2001.

Elaine M. Hartnett, Esq.        Vice President and    Vice President        Associate General Counsel,
(57)                            Secretary             since August 1999;    Grantham, Mayo, Van Otterloo &
                                                      Secretary since       Co. LLC (June 1999 - present);
                                                      March 2001.           Associate/Junior Partner, Hale
                                                                            and Dorr LLP (1991 - 1999).

-----------------

(1) Trustee is deemed to be an "interested person" of the Trust, as defined by the 1940 Act, because of his affiliation with the Trust's Manager.

         TRUSTEES' RESPONSIBILITIES. Subject to the provisions of the GMO Declaration of Trust, the business of the Trust, an open-end management investment company, shall be managed by the Trustees, and they shall have all powers necessary or convenient to carry out that responsibility including the power to engage in securities transactions of all kinds on behalf of the Trust. Without limiting the foregoing, the Trustees may: adopt By-Laws not inconsistent with the Declaration of Trust providing for the regulation and management of the affairs of the Trust and may amend and repeal them to the extent that such By-Laws do not reserve that right to the shareholders; fill vacancies in or remove from their number (including any vacancies created by an increase in the number of Trustees); remove from their number with or without cause; elect and remove such officers and appoint and terminate such agents as they consider appropriate; appoint from their own number and terminate one or more committees consisting of two or more Trustees which may exercise the powers and authority of the Trustees to the extent that the Trustees determine; employ one or more custodians of the assets of the Trust and authorize such custodians to employ subcustodians and to deposit all or any part of such assets in a system or systems for the central handling of securities or with a Federal Reserve Bank; retain a transfer agent or a shareholder servicing agent, or both; provide for the distribution of Shares by the Trust, through one or more principal underwriters or otherwise; set record dates for the determination of Shareholders with respect to various matters; and in general delegate such authority as they consider desirable to any officer of the Trust, to any committee of the Trustees and to any agent or employee of the Trust or to any such custodian or underwriter.


         There are two standing committees of the Board of Trustees: the Independent Trustees/Audit Committee and the Pricing Committee. The Independent Trustees/Audit Committee assists the Board of Trustees in performing its functions under the 1940 Act and Massachusetts law. The responsibilities of the committee are as follows: perform the specific tasks assigned to the independent Trustees pursuant to the 1940 Act, including periodic consideration of the investment management contacts of the Trust; oversee the audit process for the Trust and consider any questions raised by the independent accountants; select and nominate candidates to serve as independent trustees of the Trust; review on a periodic basis the governance structures and procedures of the Trust; review proposed resolutions of conflict of interest that may arise in the business of the Trust and may have an impact on the shareholders of the Trust; and oversee matters requiring independent oversight of the Trust on behalf of the shareholders of the Trust. Shareholders may recommend trustee nominees to the Independent Trustees/Audit Committee to fill any vacancies that may occur in the Board by sending such recommendations to the Secretary of the Trust. Mr. Glazer and Mr. Light, the non-interested trustees, are members of the Independent Trustees/Audit Committee. During the fiscal year ending February 28, 2002, the committee held four meetings.



         The Pricing Committee determines the fair value of the Trust's securities or other assets under certain circumstances, as described in the GMO Trust Pricing Policies adopted by the Board, as amended from time to time (the "Procedures"). To fulfill its responsibilities and duties the Pricing Committee periodically reviews the Procedures with the Manager and recommends changes (including the establishment of new pricing methodologies), if any, to the Board, and meets on an as-needed basis to determine the fair value of the Trust's securities or other assets, as described in the Procedures. Mr. Glazer and Mr. Light, the non-interested trustees, are members of the pricing committee; Mr. Grantham, the interested trustee, is an alternate member of the pricing committee. During the fiscal year ending February 28, 2002, the Pricing Committee held [15] committee meetings.



[Information regarding factors considered and conclusions reached in connection with the proposed continuation of each Fund's current investment management agreement will be provided following the Trustees' Board meeting in May 2002.]



Trustee Fund Ownership



The following table sets forth ranges of Trustees' beneficial share ownership in Funds of the Trust as of December 31, 2001.



                                                               AGGREGATE DOLLAR RANGE OF FUND
                                                                     SHARES OWNED IN ALL
                                    DOLLAR RANGE OF FUND              GMO TRUST FUNDS
          NAME/FUND                     SHARES OWNED                OVERSEEN BY TRUSTEE
          ---------                 --------------------       ------------------------------
NON INTERESTED TRUSTEES                     None                            None
Jay O. Light
Donald W. Glazer
   Asia Fund                            over $100,000
   Emerging Country Debt Fund           over $100,000                  over $100,000
   Emerging Markets Fund                over $100,000
   REIT Fund                            over $100,000
INTERESTED TRUSTEE
R. Jeremy Grantham                           [ ]                            [ ]



Non-Interested Trustee Ownership of Securities Issued by the Manager or Principal Underwriter
None.



Non-Interested Trustee Ownership of Related Companies
The following table sets forth information about securities owned by non-interested trustees and their family members as of December 31, 2001 in entities directly or indirectly controlling, controlled by, or under common control with the Manager or Funds Distributor, Inc., the Funds' principal underwriter.



                             NAME OF
   NAME OF                OWNER(S) AND
NON-INTERESTED           RELATIONSHIP TO
   TRUSTEE                  TRUSTEE           COMPANY        TITLE OF CLASS   VALUE OF SECURITIES      % OF CLASS
--------------           ---------------  ----------------   --------------   -------------------      ----------
Jay O. Light                   NA               None               NA                  NA                  NA

                             NAME OF
   NAME OF                OWNER(S) AND
NON-INTERESTED           RELATIONSHIP TO
   TRUSTEE                  TRUSTEE           COMPANY        TITLE OF CLASS   VALUE OF SECURITIES      % OF CLASS
--------------           ---------------  ----------------   --------------   -------------------      ----------
Donald W. Glazer              Self        GMO Brazil             Limited          [$240,215]            1.95%
                                          Sustainable          partnership
                                          Forest Fund,          interest
                                          LP, a private
                                          investment
                                          company managed
                                          by Renewable
                                          Resources LLC,
                                          an affiliate of
                                          the Manager.*

                                          GMO Tax-Managed        Limited           $239,495              1.3%
                                          Absolute Return      partnership
                                          Fund, a private       interest
                                          investment
                                          company managed
                                          by the Manager.**



------------------
* The Manager may be deemed to "control" this fund by virtue of its ownership interest in and role as Managing Member of Renewable Resources LLC.



** The Manager may be deemed to "control" this fund by virtue of its serving as investment manager of the fund.



REMUNERATION. Each non-interested Trustee receives an annual retainer from the Trust for his services. No additional compensation is paid to any non-interested Trustee for travel time to meetings, attendance at director's educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences or service on special director task forces or subcommittees. Non-interested Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance.



During the fiscal year ending February 28, 2002, other than as set forth in the table below, no Trustee or officer of the Trust received any direct compensation from the Trust or any series thereof:



           NAME OF PERSON, POSITION            TOTAL COMPENSATION FROM THE TRUST
           ------------------------            ---------------------------------
      Jay O. Light, Trustee                                  $80,000
      Donald W. Glazer, Esq., Trustee                        $80,000



Messrs. Grantham, Van Otterloo, Royer and Eston, and Ms. Harbert do not receive any compensation from the Trust, but as members of the Manager will benefit from the management fees paid by each Fund of the Trust.



Except as set forth below, as of June __, 2002, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each class of shares of each Fund of the Trust.



                                                                 AGGREGATE %
             FUND                    CLASS                   OWNERSHIP INTEREST
             ----                    -----                   ------------------








CODE OF ETHICS. Each of the Trust and the Manager has adopted a Code of Ethics pursuant to the requirement of the 1940 Act. Under the Code of Ethics, personnel are permitted to engage in personal securities transactions only in accordance with certain conditions relating to such persons' position, the identity of the security, the timing of the transaction and similar factors. Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions of the Code. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.

                     INVESTMENT ADVISORY AND OTHER SERVICES

Management Contracts

         As disclosed in the Prospectus under the heading "Management of the Trust," under separate Management Contracts (each a "Management Contract") between the Trust and the Manager, subject to such policies as the Trustees of the Trust may determine, the Manager will furnish continuously an investment program for each Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities. Subject to the control of the Trustees, the Manager also manages, supervises and conducts the other affairs and business of the Trust, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with the Manager. As indicated under "Portfolio Transactions - Brokerage and Research Services," the Trust's portfolio transactions may be placed with broker-dealers who furnish the Manager, at no cost, certain research, statistical and quotation services of value to the Manager in advising the Trust or its other clients.

         As is disclosed in the Prospectus, the Manager has contractually agreed to reimburse each Fund with respect to certain Fund expenses through at least June 30, 2002.

         Each Management Contract provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.


         Each Management Contract was approved by the Trustees of the Trust (including a majority of the Trustees who were not "interested persons" of the Manager) and by the relevant Fund's sole initial shareholder in connection with the organization of the Trust and the establishment of the Funds. Each Management Contract will continue in effect for a period more than two years from the date of its execution only so long as its continuance is approved at least annually by (i) the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the relevant Fund. Each Management Contract automatically terminates on assignment, and is terminable on not more than 60 days' notice by the Trust to the Manager. In addition, each Management Contract may be terminated on not more than 60 days' written notice by the Manager to the Trust.


         For each Fund, the Management Fee is calculated based on a fixed percentage of the Fund's average daily net assets. In the last three fiscal years, the Funds have paid the following amounts as Management Fees to the Manager pursuant to the relevant Management Contract:

                                                 Gross          Reduction          Net
                                              ------------    ------------    -----------
U.S. CORE FUND

Year ended 2/28/02                            $               $              $
Year ended 2/28/01                             10,479,887         725,580       9,754,307
Year ended 2/29/00                             11,161,595         738,607      10,422,988

TOBACCO-FREE CORE FUND

Year ended 2/28/02                            $               $              $
Year ended 2/28/01                                983,545        137,083          846,462
Year ended 2/29/00                                855,754        135,558          720,196

VALUE FUND

Year ended 2/28/02                            $               $              $
Year ended 2/28/01                              1,015,443         108,675         906,768
Year ended 2/29/00                                996,644         102,057         894,587

INTRINSIC VALUE FUND

Year ended 2/28/02                            $               $              $
Year ended 2/28/01                                152,686          78,996          73,690
Commencement of Operations                         76,163          57,918          18,245
(8/2/99) - 2/29/00

GROWTH FUND
Year ended 2/28/02                            $               $              $
Year ended 2/28/01                                543,233         110,683         432,550
Year ended 2/29/00                                579,315         101,280         478,035

REIT FUND

Year ended 2/28/02                            $               $              $
Year ended 2/28/01                                713,588          69,761         643,827
Year ended 2/29/00                                705,890          73,067         632,823

INTERNATIONAL DISCIPLINED EQUITY FUND

                                                 Gross          Reduction          Net
                                              ------------    ------------    -----------
Commencement of Operations
(1/29/02) through 2/28/02                     $               $              $

INTERNATIONAL INTRINSIC VALUE FUND

Year ended 2/28/02                            $               $              $
Year ended 2/28/01                              9,826,264       1,517,826       8,308,438
Year ended 2/29/00                             13,366,668       2,144,089      11,222,579

INTERNATIONAL GROWTH FUND

Commencement of Operations
(11/30/01) through 2/28/02                    $               $              $

CURRENCY HEDGED INTERNATIONAL EQUITY FUND

Year ended 2/28/02                            $               $              $
Year ended 2/28/01                                645,488         450,137         195,351
Year ended 2/29/00                                886,758         536,312         350,446

FOREIGN FUND

Year ended 2/28/02                            $               $              $
Year ended 2/28/01                              7,255,446       1,118,314       6,137,132
Year ended 2/29/00                              7,261,054       1,196,212       6,064,842

EMERGING COUNTRIES FUND

Year ended 2/28/02                            $               $              $
Year ended 2/28/01                                359,947          81,883         278,064
Year ended 2/29/00                                336,947          86,122         250,825

DOMESTIC BOND FUND

Year ended 2/28/02                            $               $              $
Year ended 2/28/01                                160,788          72,412          88,376
Year ended 2/29/00                                170,540          80,033          90,507

                                                 Gross          Reduction          Net
                                              ------------    ------------    -----------
CORE PLUS BOND FUND

Year ended 2/28/02                            $               $              $
Year ended 2/28/01                                263,280         130,212         133,068
Year ended 2/29/00                                309,352          22,918          86,434

INTERNATIONAL BOND FUND

Year ended 2/28/02                            $               $              $
Year ended 2/28/01                                376,243         148,491         227,752
Year ended 2/29/00                                417,278          65,415          51,863

CURRENCY HEDGED INTERNATIONAL BOND FUND

Year ended 2/28/02                            $               $              $
Year ended 2/28/01                                725,364         208,577         516,787
Year ended 2/29/00                                781,487         238,584         542,903

GLOBAL BOND FUND

Year ended 2/28/02                            $               $              $
Year ended 2/28/01                                421,528         181,236         240,292
Year ended 2/29/00                                 65,979          44,660         221,319

SHORT-TERM INCOME FUND

Year ended 2/28/02                            $               $              $
Year ended 2/28/01                                 20,370          20,370               0
Year ended 2/29/00                                 25,341          25,341               0

GLOBAL HEDGED EQUITY FUND

Year ended 2/28/02                            $               $              $
Year ended 2/28/01                                258,902         258,902               0
Year ended 2/29/00                                253,727          53,727               0

INFLATION INDEXED BOND FUND

Year ended 2/28/02                            $               $              $
Year ended 2/28/01                                  60,046         60,046               0
Year ended 2/29/00                                  41,797         41,797               0

                                                 Gross          Reduction          Net
                                              ------------    ------------    -----------
EMERGING COUNTRY DEBT SHARE FUND

Year ended 2/28/02                            $              $               $
Year ended 2/28/01                                       0              0               0
Year ended 2/29/00                                       0              0               0

INTERNATIONAL EQUITY ALLOCATION FUND

Year ended 2/28/02                            $              $               $
Year ended 2/28/01                                       0              0               0
Year ended 2/29/00                                       0              0               0

WORLD EQUITY ALLOCATION FUND

Year ended 2/28/02                            $              $               $
Year ended 2/28/01                                       0              0               0
Year ended 2/29/00                                       0              0               0

GLOBAL (U.S.+) EQUITY ALLOCATION FUND

Year ended 2/28/02                            $              $               $
Year ended 2/28/01                                       0              0               0
Year ended 2/29/00                                       0              0               0

GLOBAL BALANCED ALLOCATION FUND

Year ended 2/28/02                            $              $               $
Year ended 2/28/01                                       0              0               0
Year ended 2/29/00                                       0              0               0

U.S. SECTOR FUND

Year ended 2/28/02                            $              $               $
Year ended 2/28/01                                   2,537          2,537               0
Year ended 2/29/00                                  46,391         46,391               0

         Custodial Arrangements. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, Massachusetts 02116, and Brown Brothers Harriman & Co. ("BBH"), 40 Water Street, Boston, Massachusetts 02109, serve as the Trust's custodians on behalf of the Funds. As such, IBT or BBH holds in safekeeping certificated securities and cash belonging to a Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to a Fund. Upon instruction, IBT or BBH receives and delivers cash and securities of a Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. Each of IBT and BBH also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis.

         Administrative Arrangements. GMO serves as the Trust's administrator for Class M shareholders. In this capacity, GMO provides administrative support service to such shareholders including processing orders, processing dividend payments, assisting with shareholder communications, recordkeeping and reporting. GMO may provide these services directly, or may contract with third party service providers to provide any or all of these services.

         Independent Accountants. The Trust's independent accountants are PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110. PricewaterhouseCoopers LLP conducts annual audits of the Trust's financial statements, assists in the preparation of each Fund's federal and state income tax returns, consults with the Trust as to matters of accounting and federal and state income taxation and provides assistance in connection with the preparation of various Securities and Exchange Commission filings.

         Distributor. Funds Distributor, Inc. ("FDI"), 60 State Street, Boston, Massachusetts 02109, serves as the Trust's distributor on behalf of the Funds.


         Counsel. Ropes & Gray, One International Place, Boston, Massachusetts 02110, serves as counsel to the Trust.


                            DISTRIBUTION (12b-1) PLAN

         The Trust has adopted a Rule 12b-1 distribution and service plan (the "Plan"). The principal features of the Plan are described in the Prospectus. This SAI contains additional information that may be of interest to investors.

         The Trust will pay to the principal distributor of the Trust's shares (the "Distributor") fees for services rendered and expenses borne by the Distributor which are primarily intended to result in the sale of Class M Shares of the Trust and/or the provision of certain other services incidental thereto to Class M shareholders, at an annual rate with respect to each Fund of the Trust not to exceed 1.00% of each Fund's average daily net assets attributable to its Class M Shares. The Trustees currently limit payments on Class M Shares to 0.25% of each Fund's average daily net assets attributable to its Class M Shares. Such fees shall be accrued daily and paid monthly or at such other intervals as the Trustees shall determine.

         The fees may be spent by the Distributor for services which are primarily intended to result in the sale of Class M Shares of the Trust and/or the provision of certain other services incidental thereto to Class M shareholders (but will generally not be spent on recordkeeping charges, accounting expenses, transfer costs, custodian fees or direct client service, maintenance or reporting to recordholders of Class M Shares). The Distributor's expenditures may include, but shall not be limited to, compensation to, and expenses (including telephone and overhead expenses) of, financial consultants or other employees of the Distributor or of participating or introducing brokers, banks and other financial intermediaries who render ongoing advice concerning the suitability of particular investment opportunities offered by the Trust in light of Class M shareholders' needs, who provide and maintain elective Class M shareholder services such as check writing and wire transfer services, who provide and maintain pre-authorized investment plans for Class M shareholders, who act as sole shareholder of record and nominee for Class M shareholders, who respond to inquiries from Class M shareholders relating to such services, who train personnel in the provision of such services or who provide such similar services as permitted under applicable statutes, rules or regulations.

         Continuance of the Plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect interest in the Plan or related arrangements (the "Independent Trustees"), cast in person at a meeting called for that purpose. All material amendments to the Plan also must be approved by the Trustees and the Independent Trustees, including any amendment to increase materially the costs that the fund may bear for distribution pursuant to the Plan.

         The Plan may be terminated at any time with respect to the Class M Shares of any Fund by a vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding Class M voting securities of such Fund.

         Any agreement relating to the implementation of the Plan with respect to any Fund shall be in writing, shall terminate automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding Class M voting securities of such Fund, upon 60 days written notice.

                             PORTFOLIO TRANSACTIONS

         The purchase and sale of portfolio securities for each Fund and for the other investment advisory clients of the Manager are made by the Manager with a view to achieving their respective investment objectives. For example, a particular security may be bought or sold for certain clients of the Manager even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, therefore, one client may indirectly sell a particular security to another client. It also happens that two or more clients may simultaneously buy or sell the same security, in which event purchases or sales are effected on a pro rata, rotating or other equitable basis so as to avoid any one account being preferred over any other account.

         Transactions involving the issuance of Fund shares for securities or assets other than cash will be limited to a bona fide reorganization or statutory merger and to other acquisitions of portfolio securities that meet all of the following conditions: (a) such securities meet the investment objectives and policies of the Fund; (b) such securities are acquired for investment and not for resale; (c) such securities are liquid securities which are not restricted as to transfer either by law or liquidity of market; and (d) such securities have a value which is readily ascertainable as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange, NASDAQ or a recognized foreign exchange.

         Brokerage and Research Services. In placing orders for the portfolio transactions of each Fund, the Manager will seek the best price and execution available, except to the extent it may be permitted to pay higher brokerage commissions for brokerage and research services as described below. The determination of what may constitute best price and execution by a broker-dealer in effecting a securities transaction involves a number of considerations, including, without limitation, the overall net economic result to the Fund (involving price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Because of such factors, a broker-dealer effecting a transaction may be paid a commission higher than that charged by another broker-dealer. Most of the foregoing are subjective considerations.

         Over-the-counter transactions often involve dealers acting for their own account. It is the Manager's policy to place over-the-counter market orders for the U.S. Funds with primary market makers unless better prices or executions are available elsewhere.

         Although the Manager does not consider the receipt of research services as a factor in selecting brokers to effect portfolio transactions for a Fund, the Manager will receive such services from brokers who are expected to handle a substantial amount of the Funds' portfolio transactions. Research services may include a wide variety of analyses, reviews and reports on such matters as economic and political developments, industries, companies, securities and portfolio strategy. The Manager uses such research in servicing other clients as well as the Funds.

         As permitted by Section 28(e) of the Securities Exchange Act of 1934 and subject to such policies as the Trustees of the Trust may determine, the Manager may pay an unaffiliated broker or dealer that provides "brokerage and research services" (as defined in the Act) to the Manager an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction.

         During the three most recent fiscal years, the Trust paid, on behalf of the Funds, the following amounts in brokerage commissions:

                                                     March 1, 1999            March 1, 2000            March 1, 2001
                                                        Through                  Through                  Through
                                                   February 29, 2000        February 28, 2001        February 28, 2002
                                                   -----------------        -----------------        -----------------
U.S. Core Fund                                       $3,385,122               $3,138,091
Tobacco-Free Core Fund                                  293,723                  314,138
Value Fund                                              728,107                  805,517
Intrinsic Value Fund                                     16,196                   50,965
Growth Fund                                              81,237                  180,021
REIT Fund                                                95,220                  100,996
International Disciplined Equity Fund
International Intrinsic Value Fund                    3,416,885                1,874,882
International Growth Fund
Currency Hedged International Equity Fund               269,798                  105,183


                                                     March 1, 1999            March 1, 2000            March 1, 2001
                                                        Through                  Through                  Through
                                                   February 29, 2000        February 28, 2001        February 28, 2002
                                                   -----------------        -----------------        -----------------
Foreign Fund                                          2,242,126                2,055,646
Emerging Countries Fund                                 600,235                  347,360
Domestic Bond Fund                                       25,903                   33,506
Core Plus Bond Fund                                      33,858                   81,476
International Bond Fund                                  31,558                   50,702
Currency Hedged International Bond Fund                  62,086                  100,758
Global Bond Fund                                         33,865                   80,073
Short-Term Income Fund                                        -                    1,625
Global Hedged Equity Fund                                23,883                   29,875
Inflation Indexed Bond Fund
Emerging Country Debt Share Fund
International Equity Allocation Fund
World Equity Allocation Fund
Global (U.S.+) Equity Allocation Fund
Global Balanced Allocation Fund
U.S. Sector Fund                                              -                        -


                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

         The Trust is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust ("Declaration of Trust") dated June 24, 1985. A copy of the Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts. The fiscal year for each Fund ends on February 28/29.


         Pursuant to the Declaration of Trust, the Trustees have currently authorized the issuance of an unlimited number of full and fractional shares of thirty-nine series: U.S. Core Fund; Tobacco-Free Core Fund; Value Fund; Intrinsic Value Fund; Growth Fund; Small Cap Value Fund; Small Cap Growth Fund; REIT Fund; Tax-Managed U.S. Equities Fund; Tax-Managed Small Companies Fund; International Disciplined Equity Fund; International Intrinsic Value Fund; International Growth Fund; Currency Hedged International Equity Fund; Foreign Fund; Foreign Small Companies Fund; International Small Companies Fund; Emerging Markets Fund; Emerging Countries Fund; Asia Fund; Tax-Managed International Equities Fund; Domestic Bond Fund; Core Plus Bond Fund; International Bond Fund; Currency Hedged International Bond Fund; Global Bond Fund; Emerging Country Debt Fund; Short-Term Income Fund; Global Hedged Equity Fund; Inflation Indexed Bond Fund; Emerging Country Debt Share Fund; International Equity Allocation Fund; World Equity Allocation Fund; Global (U.S.+) Equity Allocation Fund; Global Balanced Allocation Fund; U.S. Sector Fund; Pelican Fund; Alpha LIBOR Fund; and International Core Plus Allocation Fund. Interests in each portfolio (Fund) are represented by shares of the corresponding series. Each share of each series represents an equal proportionate interest, together with each other share, in the corresponding Fund. The shares of such series do not have any preemptive rights. Upon liquidation of a Fund, shareholders of the corresponding series are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial and transfer agency expenses, but there is no present intention to make such charges.

         The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series or classes of shares with such dividend preferences and other rights as the Trustees may designate. This power is intended to allow the Trustees to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently. The Trustees have currently authorized the establishment and designation of up to nine classes of shares for each series of the Trust (except for the Pelican Fund): Class I Shares, Class II Shares, Class III Shares, Class IV Shares, Class V Shares, Class VI Shares, Class VII Shares, Class VIII Shares and Class M Shares.

         The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios (i.e., a new fund). Shareholders' investments in such a portfolio would be evidenced by a separate series of shares.

         The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust. While the Declaration of Trust further provides that the Trustees may also terminate the Trust upon written notice to the shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.


         On June ___, 2002 the following shareholders held greater than 25% of the outstanding shares of a series of the Trust:

      Fund               Shareholders                %
      ----               ------------              -----






         As a result, such shareholders may be deemed to "control" their respective series as such term is defined in the 1940 Act.


                                  VOTING RIGHTS

         Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided herein) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders vote by individual Fund on all matters except (i) when required by the Investment Company Act of 1940, shares shall be voted in the aggregate and not by individual Fund, and (ii) when the Trustees have determined that the matter affects only the interests of one or more Funds, then only shareholders of such affected Funds shall be entitled to vote thereon. Shareholders of one Fund shall not be entitled to vote on matters exclusively affecting another Fund, such matters including, without limitation, the adoption of or change in the investment objectives, policies or restrictions of the other Fund and the approval of the investment advisory contracts of the other Fund. Shareholders of a particular class of shares do not have separate class voting rights except with respect to matters that affect only that class of shares and as otherwise required by law.

         There will normally be no meetings of shareholders for the purpose of electing Trustees except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

         No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate or modify new and existing series or sub-series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

                        SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of the relevant Fund for all loss and expense of any shareholder of that Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund of which he is or was a shareholder would be unable to meet its obligations.

         The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject to by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and the officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or the Trust shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.


               BENEFICIAL OWNERS OF 5% OR MORE OF THE FUND' SHARES


         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class M Shares of the Value Fund as of June ___, 2002:

           Name and Address                              % Ownership
           ----------------                              -----------








         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class M Shares of the Foreign Fund as of June ___, 2002:


           Name and Address                              % Ownership
           ----------------                              -----------







                              FINANCIAL STATEMENTS


         The Trust's audited financial statements for the fiscal year ended February 28, 2002 included in the Trust's Annual Reports and filed with the Securities and Exchange Commission pursuant to Section 30(d) of the 1940 Act and the rules promulgated thereunder, are (with the exception of the financial statements relating to funds that do not offer Class M Shares) hereby incorporated in this Statement of Additional Information by reference.

                                    GMO TRUST
                          SPECIMEN PRICE MAKE-UP SHEETS


         Following are computations of the total offering price per share for Class M shares of each Fund of the Trust offering Class M shares of beneficial interest as of February 28, 2002, in each case based upon their respective net asset values and shares of beneficial interest outstanding at the close of business on February 28, 2002.

U.S. Core Fund
   Net Assets at Value (Equivalent to $______ per share based on ________ shares of              $
     beneficial interest outstanding)
   Offering Price                                                                                $
Tobacco-Free Core Fund
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of             $
     beneficial interest outstanding)
   Offering Price                                                                                $
Value Fund
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of             $
     beneficial interest outstanding)
   Offering Price                                                                                $
Intrinsic Value Fund
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of             $
     beneficial interest outstanding)
   Offering Price                                                                                $
Growth Fund
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of             $
     beneficial interest outstanding)
   Offering Price                                                                                $
REIT Fund
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of             $
     beneficial interest outstanding)
   Offering Price                                                                                $
International Disciplined Equity Fund
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of beneficial interest outstanding)
   Offering Price                                                                                $
International Intrinsic Value Fund
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of             $
     beneficial interest outstanding)
   Offering Price                                                                                $
International Growth Fund
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of             $
     beneficial interest outstanding)
   Offering Price                                                                                $
Currency Hedged International Equity Fund

   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of             $
     beneficial interest outstanding)
   Offering Price                                                                                $
Foreign Fund
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of             $
     beneficial interest outstanding)
   Offering Price                                                                                $
Emerging Countries Fund
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of             $
     beneficial interest outstanding)
   Offering Price*                                                                               $
Domestic Bond Fund
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of             $
     beneficial interest outstanding)
   Offering Price                                                                                $
Core Plus Bond Fund
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of             $
     beneficial interest outstanding)
   Offering Price                                                                                $
International Bond Fund
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of             $
     beneficial interest outstanding)
   Offering Price                                                                                $
Currency Hedged International Bond Fund
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of             $
     beneficial interest outstanding)
   Offering Price                                                                                $
Global Bond Fund
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of             $
     beneficial interest outstanding)
   Offering Price                                                                                $
Short-Term Income Fund
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of             $
     beneficial interest outstanding)
   Offering Price                                                                                $
Global Hedged Equity Fund
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of             $
     beneficial interest outstanding)
   Offering Price                                                                                $
Inflation Indexed Bond Fund
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of beneficial interest outstanding)
   Offering Price                                                                                $
Emerging Country Debt Share Fund

   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of             $
     beneficial interest outstanding)
   Offering Price                                                                                $
International Equity Allocation Fund
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of             $
     beneficial interest outstanding)
   Offering Price                                                                                $
World Equity Allocation Fund
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of             $
     beneficial interest outstanding)
   Offering Price                                                                                $
Global (U.S.+) Equity Allocation Fund
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of             $
     beneficial interest outstanding)
   Offering Price                                                                                $
Global Balanced Allocation Fund
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of beneficial interest outstanding)
   Offering Price                                                                                $
U.S. Sector Fund
   Net Assets at Value (Equivalent to $_______ per share based on ________ shares of             $
     beneficial interest outstanding)
   Offering Price                                                                                $

                   COMMERCIAL PAPER AND CORPORATE DEBT RATINGS

COMMERCIAL PAPER RATINGS

Commercial paper ratings of Standard & Poor's are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Commercial paper rated A-2 by Standard & Poor's indicates that capacity for timely payment on issues is strong. However, the relative degree of safety is not as high as for issues designated A-1. Commercial paper rated A-3 indicates capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of Prime-1 rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained. Issuers rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement of relatively high financial leverage. Adequate alternative liquidity is maintained.

CORPORATE DEBT RATINGS

Standard & Poor's. A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The following is a summary of the ratings used by Standard & Poor's for corporate debt:

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA - Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C - The rating C is reserved for income bonds on which no interest is being paid.

D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's. The following is a summary of the ratings used by Moody's for corporate debt:

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa - Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

         1.  An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

         3.  There is lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1 and B1.

                                GMO PELICAN FUND

                  40 ROWES WHARF, BOSTON, MASSACHUSETTS 02110
                                 (617) 346-7600

     GMO Pelican Fund (the "Fund") is a separate diversified investment portfolio offered by GMO Trust (the "Trust"), an open-end management investment company. The Fund seeks long-term capital growth primarily through investment in equity securities. The Fund's investment manager is Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager").


                              INVESTMENT MANAGER &
                             CLIENT SERVICE PROVIDER

                     GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC

                                     ("GMO")

                       Tel: (617) 330-7500 (call collect)
                               Fax: (617) 439-4132
                           GMO's website: www.gmo.com


===============================================================================

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

===============================================================================


Prospectus                                                        June 30, 2002

TABLE OF CONTENTS



Fund Objective and Summary of Principal Investment Strategies ........................... 1

Summary of Principal Risks .............................................................. 2

Performance ............................................................................. 4

Fees and Expenses ....................................................................... 6

Management .............................................................................. 7

Distributions, Reinvestment and Taxes ................................................... 7

How to Purchase Shares .................................................................. 9

How to Redeem Shares .................................................................... 10

How Shares are Priced ................................................................... 12

Financial Highlights .................................................................... 13

Additional Information .................................................................. Back Cover

Distributor ............................................................................. Back Cover

Shareholder Inquiries ................................................................... Back Cover

FUND OBJECTIVE AND SUMMARY OF PRINCIPAL INVESTMENT STRATEGIES


THE SUMMARY BELOW DESCRIBES THE FUND'S INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES. A "Summary of Principal Risks" describing the principal risks of investing in the Fund begins on page 2. Except for certain policies that are explicitly described as fundamental in this Prospectus or in the Statement of Additional Information, the investment policies of the Fund and the Fund's investment objective may be changed by the Trustees without shareholder approval.




                                                                             FUND CODES
                                                     TICKER                    SYMBOL                CUSIP
                                                    ---------               ------------         -------------
Fund Inception Date: 5/31/89                          PELFX                   Pelican             705807 10 5




INVESTMENT OBJECTIVE: Long-term growth of capital.



PRINCIPAL INVESTMENT STRATEGIES: The Fund typically makes equity investments in companies chosen from the Russell 1000 Value Index, emphasizing large capitalization equity securities. The Manager evaluates stocks using fundamental investment principles and quantitative applications, including the Manager's proprietary dividend discount model, to identify the best values in the marketplace and to screen for what the Manager believes to be inexpensive stocks. Traditional fundamental analysis is then applied to the securities in each sector in order to explore and verify compelling opportunities. The Manager seeks stocks exhibiting one or more of the following characteristics: unappreciated earnings power or growth rate; situations where profitability can be improved; companies whose price may have suffered due to perception anomalies; and companies with undervalued assets (business or commodities) not given fair value in the stock market. The Manager's definition of value is more flexible than that of many value managers, allowing the Fund to be opportunistic in owning growth stocks whose price may have temporarily suffered, or whose shareholder base may be shifting.



     The Manager builds the portfolio stock by stock. The Manager attempts to control risk primarily through valuation, as all stocks are bought at a price that the Manager believes represents a discount to fair value. The Fund attempts to sell stocks when they become fully valued, and attempts to minimize price risk by cycling into what the Manager believes are more deeply undervalued opportunities.



     The Fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. The Fund may also invest in equity securities of foreign issuers. In pursuing its investment strategy, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures and swap contracts to (i) hedge equity exposure; (ii) replace direct investing; and (iii) manage risk by implementing shifts in investment exposure.



BENCHMARK: The Fund's benchmark is the Russell
1000 Value Index, which is independently maintained and published by Frank Russell Company and composed of those companies in the Russell 1000 Index (an independently maintained and published index composed of the 1,000 largest U.S. companies based on total market capitalization) with lower price-to-book ratios and lower forecasted growth rates.




--------------------------------------------------------------------------------
GMO PELICAN FUND                                                              1

SUMMARY OF PRINCIPAL RISKS



THE VALUE OF YOUR INVESTMENT IN THE FUND CHANGES WITH THE VALUES OF THE FUND'S INVESTMENTS. Many factors can affect those values. Factors that may affect the Fund's portfolio as a whole are called "principal risks" and are summarized in this section. This summary describes the nature of these risks but is not intended to include every potential risk. The Fund could be subject to additional risks because the types of investments made by the Fund change over time. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For additional detailed information regarding the Fund's investment strategies and risks, see "Fund Investments" and "Description and Risks of Fund Investments" in the Statement of Additional Information. The Statement of Additional Information is available free of charge by contacting the Manager.

MARKET RISK. The Fund is subject to market risk, which is the risk of unfavorable market-induced changes in the value of the securities owned by the Fund. A principal risk of the Fund is that the equity securities in which it invests will decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The values of equity securities may decline for a number of reasons which directly relate to the issuing company, such as management performance, financial leverage and reduced demand for the issuer's goods or services. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions which are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

     The Fund maintains substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or even extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.

     MARKET RISK - VALUE SECURITIES. Some equity securities, generally referred to as value securities, are purchased primarily because they are selling at a price lower than what is believed to be their true value and not necessarily because the issuing companies are expected to experience significant earnings growth. These securities bear the


--------------------------------------------------------------------------------
GMO PELICAN FUND                                                               2
risk that the companies may not overcome the adverse business developments or other factors causing these securities to be out of favor, or that the market does not recognize the value of the company, such that the price of its securities may decline or may not approach the value that the Manager anticipates. These risks are particularly pronounced for the Fund, which invests primarily in value securities.

     FOREIGN INVESTMENT RISK. The Fund may invest in securities traded principally in securities markets outside the United States that are subject to additional and more varied risks and may experience more rapid and extreme changes in value. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect the Fund's investments. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities.

     CREDIT AND COUNTERPARTY RISK. This is the risk that the issuer of a security, the counterparty to an OTC derivatives contract, or a borrower of the Fund's securities, will be unable or unwilling to make timely principal, interest or settlement payments, or to otherwise honor its obligations.


     MANAGEMENT RISK. The Fund is subject to management risk because it relies on the Manager's ability to pursue its objective. The Manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. As noted above, the Manager may also fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. As indicated above, however, the Fund is generally not subject to the risk of market timing because it generally stays fully invested in the relevant asset class, such as domestic equities and foreign equities.


-------------------------------------------------------------------------------
3                                                              GMO PELICAN FUND

PERFORMANCE


THE TWO TABLES BELOW HELP TO ILLUSTRATE THE RISKS OF INVESTING IN THE FUND. The annual total return bar chart shows how the returns of the Fund's shares have varied from year to year, and the average annual total return table compares the Fund's performance to the Russell 1000 Value Index, a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from these shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements (such as a 401(K) plan or individual retirement account). Past performance (before and after taxes) is not necessarily an indication of future performance.



                               ANNUAL TOTAL RETURN
                             Years ended December 31

                       [BAR GRAPH OF ANNUAL TOTAL RETURN]


Highest Quarter: 13.02% (4Q 1998) Lowest Quarter: -10.41% (3Q 1998) Year-to-Date (as of 3/31/02): -0.63%


                          AVERAGE ANNUAL TOTAL RETURN
                            Periods ended December 31




                                                                                          SINCE INCEPTION
                                                  1 YEAR        5 YEAR       10 YEAR         5/31/89
                                               ------------   -----------   -----------   ----------------
RETURN BEFORE TAXES                                8.73%         12.05%        14.47%          12.80%
RETURN AFTER TAXES ON DISTRIBUTIONS                6.70%          7.46%        10.81%           9.55%
RETURN AFTER TAXES ON DISTRIBUTIONS
AND SALE OF FUND SHARES                            6.13%          8.71%        10.96%           9.66%
RUSSELL 1000 VALUE INDEX(1)                       -5.59%         11.13%        14.13%          12.93%
S&P 500(1)(2)                                    -11.89%         10.70%        12.94%          13.27%


----------------------

(1)  Reflects no deduction for fees, expenses or taxes.

(2) The Standard & Poor's 500 Composite Stock Market Index ("S&P500") is a well known U.S. large capitalization stock index that is independently maintained and published by Standard & Poor's. The S&P 500 was the Fund's benchmark until ____, 2002. The Fund changed its benchmark from the S&P 500 Index to the Russell 1000 Value Index to reflect its current practice of investing in securities that represent favorable values to their market prices.


--------------------------------------------------------------------------------
4                                                              GMO PELICAN FUND

FEES AND EXPENSES

THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS):
(as a percentage of average net assets)
Management Fee ............................................................ 0.75%
Shareholder Service Fee ................................................... 0.00%
Other Expenses ............................................................   --

Total Annual Operating Expenses ...........................................   --
Expense Reimbursement(1)...................................................   --
NET EXPENSES ..............................................................   --



---------------------
     (1) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent that the Fund's total annual operating expenses (excluding brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), transfer taxes and fees and expenses of the independent trustees) would otherwise exceed 0.75% of the Fund's average daily net assets.




EXAMPLE:


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.



The example below illustrates the expenses you would incur on a $10,000 investment over the stated periods, assuming your investment had a 5% return each year and the Fund's operating expenses remained the same (with or without a redemption at the end of each time period). The examples are for comparative purposes only; they do not represent past or future expenses or performance, and your actual expenses and performance may be higher or lower.



One Year (after waiver) ..............$--
Three Years ..........................$--
Five Years ...........................$--
Ten Years ............................$--


-------------------------------------------------------------------------------
GMO PELICAN FUND                                                              5

MANAGEMENT

MANAGER. The Fund is advised and managed by Grantham, Mayo, Van Otterloo
& Co. LLC, 40 Rowes Wharf, Boston, Massachusetts 02110 (the "Manager"), which provides investment advisory services to a substantial number of institutional and other investors. The Manager also advises each of the other GMO Funds.

     Under a Management Contract with the Trust, the Manager selects and reviews the Fund's investments and provides executive and other personnel for the management of the Trust. Pursuant to the Trust's Agreement and Declaration of Trust, the Board of Trustees supervises the affairs of the Trust as conducted by the Manager. The Manager received ____% of the average net assets of the Fund during the fiscal year ended February 28, 2002 as compensation for advisory services rendered during that year.

     Day-to-day management of the Fund is the responsibility of GMO U.S. Active Division and no one person is primarily responsible for making recommendations to the Fund.

     CUSTODIAN, TRANSFER, AND DIVIDEND PAYING AGENT. State Street Bank and Trust Company ("State Street Bank"), 225 Franklin Street, Boston, Massachusetts, serves as custodian for the Fund. Boston Financial Data Services, Inc. (BFDS), Two Heritage Drive, Quincy, Massachusetts, serves as transfer agent and dividend paying agent for the Fund.

DISTRIBUTIONS, REINVESTMENT AND TAXES

THE FUND INTENDS TO PAY DIVIDENDS QUARTERLY FROM NET INVESTMENT INCOME AND TO DISTRIBUTE ANNUALLY ANY NET REALIZED CAPITAL GAINS. Unless a shareholder otherwise requests, all dividends and distributions are credited to a shareholder's account as full and fractional shares of the Fund at the net asset value in effect as of the dividend or distribution date. Shareholders may elect to receive in cash all of their future dividends and distributions on shares of the Fund by so notifying the Trust in writing. Such an election may be changed at any time by subsequent written notice to the Trust.

     It is the policy of the Fund each year to distribute to shareholders substantially all of its net investment income and gains and to meet all applicable requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualifying as a regulated investment company in order for the Fund generally to be relieved of liability for federal income taxes.


     For those shareholders subject to federal income tax, distributions are taxable whether credited in shares or paid in cash.



-------------------------------------------------------------------------------
6                                                              GMO PELICAN FUND

     Fund distributions derived from interest, dividends and certain other income, including in general net short-term gains (i.e., net gains from securities held by the Fund for not more than a year) are taxable as ordinary income to shareholders subject to federal income tax. Distributions properly designated by the Fund as deriving from net gains (that is, the excess of net long-term capital gains over net short-term capital losses) on securities held for more than 12 months by the Fund will generally be taxable for federal income tax purposes as such to shareholders subject to tax, regardless of how long they have held their shares. The fund will provide federal tax information annually, including information about dividends paid during the preceding year.


     Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. If a distribution reduces the net asset value of a shareholder's shares below a shareholder's cost basis in those shares, such distribution may be taxable to the shareholder, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, if you buy shares just prior to a taxable distribution by the Fund, you will pay the full price of the shares (including the value of the pending distribution) and then receive a portion of the price back as a taxable distribution.


     The Fund's investments in foreign securities may be subject to foreign withholding taxes on dividends, interest or capital gains. In that case, the Fund's yield on those securities would be decreased.

     In addition, the Fund's investment in foreign securities, foreign currencies, assets "marked to the market" for federal income tax purposes and, potentially, so-called "indexed securities" (including inflation indexed bonds) may increase or accelerate the Fund's recognition of income, including the recognition of taxable income in excess of the cash generated by such investments. These investments may, therefore, affect the timing or amount of the Fund's distributions and may cause the Fund to liquidate other investments at a time when it is not advantageous to do so to satisfy the requirements to be a regulated investment company.

     Any gain resulting from the sale, exchange or redemption of your shares will generally also be subject to tax.


     The foregoing is a general summary of the federal income tax consequences for shareholders who are U.S. citizens, residents or domestic corporations. You should consult your own tax advisers about the precise tax consequences of an investment in the Fund in light of your particular tax situation, including potential consequences under foreign, state, local or other applicable tax laws (including possible liability for federal alternative minimum tax). The Fund will report the federal income tax status of all distributions to shareholders annually.



-------------------------------------------------------------------------------
GMO PELICAN FUND                                                              7

HOW TO PURCHASE SHARES

SHARES OF THE FUND MAY BE PURCHASED DIRECTLY FROM THE TRUST OR ITS AGENT WITHOUT ANY SALES CHARGE OR UNDERWRITING COMMISSIONS ON ANY DAY WHEN THE NEW YORK STOCK EXCHANGE IS OPEN FOR BUSINESS.

     To buy shares: Complete an account application and mail with your check to the address below. Call the Fund at 1-800-447-3167 between 9:00 a.m. and 5:00 p.m. Boston time for instructions or to request an account application.

     Pelican Fund
     Boston Financial Data Services
     P.O. Box 8120
     Boston, MA 02266-8120

To buy shares by wire, call the Fund at 1-800-447-3167 for instructions. You must complete an account application before your initial purchase of shares. Send the wire to:

     State Street Bank and Trust Company
     Boston, Massachusetts
     ABA# 011 000 028
     Attn:  Mutual Fund Division, Pelican Fund
     Include your shareholder account number.

     The Fund reserves the right to refuse additional investments at any time and may limit the size of individual accounts. Shareholders of the Fund may reinvest dividend and capital gain distributions without limitation. The minimum initial investment in the Fund is $5,000; there is no required minimum for additional purchases of Fund shares. An initial investment of at least $1,000 must be made in connection with the establishment of a Keogh plan; there is no minimum in connection with an individual retirement account (IRA). The minimum initial investment amount may be changed by the Trustees at any time.

     The price at which a purchase order is filled in full and fractional shares of the Fund is the net asset value per share of the Fund next determined after a properly completed application and payment are received at the Fund's office. See "How Shares Are Priced" below.

     Subject to limitations described in the Statement of Additional Information, the Fund may accept securities as payment for shares of the Fund (in lieu of payment by check or wire). An investor should not under any circumstances send cash to the Fund as payment for Fund shares.

     Shares of the Fund are maintained under an open account arrangement, and no share certificates are expected to be issued. After each transaction that affects the number of shares in an open account, a confirmation will be mailed to the address in which the account is registered that discloses the current balance of shares owned. The Fund reserves the right to charge a fee for providing duplicate information.


-------------------------------------------------------------------------------
8                                                              GMO PELICAN FUND

     Shares of the Fund may be purchased for tax-sheltered retirement plans, including Keogh plans for self-employed individuals and partnerships (if the investor has a relationship with a plan trustee), employer defined-contribution plans, individual retirement accounts (IRAs), and Simplified Employee Pension Plans (SEPPs). Further details and prototype plans are available from the Fund. An investor should consult a competent tax or other adviser as to the suitability of shares of the Fund as a vehicle for funding a plan, in whole or in part, under the Employee Retirement Income Security Act of 1974 and as to the eligibility requirements for a specific plan and its state tax as well as federal tax aspects.

     All purchase orders are subject to acceptance by the Fund, which may refuse any purchase order or suspend the offering of shares of the Fund at any time. Brokers and agents may be authorized to accept orders on the Fund's behalf and investors may be charged a fee to effect a transaction through a broker or agent.

HOW TO REDEEM SHARES

SHAREHOLDERS HAVE THE RIGHT TO REDEEM THEIR SHARES AT THE NET ASSET VALUE PER SHARE NEXT DETERMINED AFTER RECEIPT BY STATE STREET BANK ON THE FUND'S BEHALF OF AN APPROPRIATE WRITTEN REQUEST FOR REDEMPTION (INCLUDING SHARE CERTIFICATES, IF
ANY). Shareholders may also redeem shares by telephone, as further described below. The value of shares at redemption depends upon the market value of the Fund's portfolio at the time of redemption and may be more or less than the cost to the shareholder.

     A written request for redemption should specify the shareholder's account number and the number of shares to be redeemed and should normally be signed by the person or persons in whose name or names the account is registered or, in the case of the death of a shareholder, by the legal successor of the shareholder. Written redemption requests for shares held by tax-sheltered retirement plans must be submitted by the trustees or custodians of such plans rather than by the plan participants. The Fund will require proof of the authenticity of signatures and in certain cases proof of authority of the signers.

     For shareholder protection, all signatures on written requests for redemption of amounts in excess of $100,000 or transfer of ownership and endorsements of any issued share certificates or stock powers that accompany such certificates must be guaranteed by a national bank or trust company, a member of the Federal Reserve System, a savings bank or savings and loan association, or a member of the National Association of Securities Dealers, Inc. or of the New York, American, Boston, Chicago, or Pacific Stock Exchanges.


-------------------------------------------------------------------------------
GMO PELICAN FUND                                                              9

A signature "verification" by a savings bank or savings and loan association or notarization by a notary public is not acceptable.

     A signature guarantee is required to establish telephone redemption on any account after it has been opened. A signature guarantee will not be required to establish the telephone redemption option so long as this option is selected at the time of an initial account application; election of the privilege at a later date will require completion of an appropriate form accompanied by a signature guarantee.

     Shareholders who elect the telephone redemption option on their application may redeem, without extra charge, $5,000 or more from their account by telephone, and the proceeds will be sent at the shareholder's election either by wire transfer to the shareholder's previously designated bank account within the United States or by check, as later described herein. If redemption proceeds are to be sent by wire, the account must be with a bank that is a member of the Federal Reserve System or that has a correspondent banking relationship with a member bank. All telephone redemption requests will be recorded.

     For telephone redemptions,
     call 1-800-447-3167
     between 9:00 a.m. and 5:00 p.m.
     Boston time.
     Please specify the Pelican Fund.

     A redemption request received by telephone in proper form by the Fund before 4:00 p.m. Boston time on any business day will become effective at 4:00 p.m. that day and, if the shareholder elects to receive the proceeds by wire, the proceeds of such redemption will be wired on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven days for payment to be made.

     When shares are redeemed, a check in payment will normally be mailed within seven days. However, a redemption check will not be mailed until all checks received by the Fund in payment for shares to be redeemed have cleared (check clearance may take up to 10 days). A shareholder may avoid this delay by paying for shares with a certified check or by making investments by wire as described above.

     The shareholder is solely responsible for the authenticity of redemption instructions received by telephone that the Fund reasonably believes to be genuine. The Fund will accept such instructions from anyone able to provide information on an account. The Fund is not responsible for losses due to unauthorized or fraudulent telephone instructions unless it fails to employ reasonable procedures to assure the genuine nature of the redemption request, such as recording the redemption request.

     The Fund and State Street Bank each reserve the right at any time to terminate, suspend or change the terms of any redemption method, except redemption by mail.


-------------------------------------------------------------------------------
10                                                             GMO PELICAN FUND

     If a request for redemption would reduce a shareholder's shares in the Fund to a value of $1,000 or less, the Fund will treat the request as a request for redemption of all the shares of the Fund in the shareholder's account. Upon sixty days advance written notice, the Fund also has the right to redeem shares in a shareholder's account which is valued at less than $2,500 for sixty days or more due to redemptions. During such sixty day period, the shareholder may avoid such redemption by increasing his or her account to the $2,500 minimum.

     SYSTEMATIC WITHDRAWAL PLAN. Eligible shareholders who wish to receive a fixed amount periodically may elect to participate in the Systematic Withdrawal Plan. A shareholder whose account contains shares of the Fund worth $5,000 or more may elect to receive automatic payments of $100 or more each quarter. A shareholder whose account contains shares of the Fund worth at least $10,000 may elect to receive monthly payments of $100 or more. Please contact the Fund for further information about and application materials for the Systematic Withdrawal Plan.

HOW SHARES ARE PRICED

THE NET ASSET VALUE OF A SHARE IS DETERMINED FOR THE FUND ONCE ON EACH DAY ON WHICH THE NEW YORK STOCK EXCHANGE IS OPEN. THE FUND MAY NOT DETERMINE ITS NET ASSET VALUE ON DAYS DURING WHICH NO SECURITY IS TENDERED FOR REDEMPTION AND NO ORDER TO PURCHASE OR SELL SUCH SECURITY IS RECEIVED BY THE FUND. The Fund's net asset value is determined as of the close of business of the New York Stock Exchange (normally 4:00 p.m., New York City time). The Fund's net asset value is determined by dividing the total market value of the Fund's portfolio investments and other assets, less any liabilities, by the total outstanding shares of the Fund. Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day or, if there is no such reported sale, at the most recent quoted bid price. However, for those securities that are listed on an exchange but for which that exchange is less relevant in determining their market value than is the private market, a broker bid will be used. Criteria for relevance include where the securities are principally traded and what their intended market for disposition is. Price information on listed securities is generally taken from the closing price on the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.

     Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or persons acting at their direction. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at current exchange rates or at such other rates as the Trustees may determine in computing net asset value.



-------------------------------------------------------------------------------
GMO PELICAN FUND                                                             11

FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                YEAR ENDED FEBRUARY 28/29,
                                             -------------------------------------------------------------
                                               2002        2001         2000          1999          1998
                                             --------   ---------    ----------     --------     ---------

Net asset value, beginning of period                     $11.15        $15.73        $17.78        $16.31

Income from investment operations:
Net investment income                                      0.28          0.30          0.30          0.32
Net realized and unrealized gain/(loss)                    2.68         (0.78)         0.43          4.13

Total from investment operations                           2.96         (0.48)         0.73          4.45

Less distributions to shareholders:
From net investment income                                (0.29)        (0.36)        (0.31)        (0.40)
From net realized gains                                   (2.45)        (3.74)        (2.47)        (2.58)

Total distributions                                       (2.74)        (4.10)        (2.78)        (2.98)

Net asset value, end of period                           $11.37        $11.15        $15.73        $17.78
                                             ========    ======        ======        ======        ======
Total Return (a)                                          28.99%        (5.80%)        3.89%        28.97%

Ratios/Supplementary Data:

Net assets, end of period (000's)                     $116,067       $117,033      $223,937      $236,286
Net expenses to average                                   0.75%          0.93%         0.95%         0.95%
daily net assets
Net investment income to                                  2.34%          1.79%         1.68%         1.77%
average daily net assets
Portfolio turnover rate                                     36%            32%           34%           28%
Fees and expenses voluntarily waived
or borne by the manager consisted of
the following per share amounts:                         $0.02          $0.02         $0.01         $0.01


    (a) The total returns would have been lower had certain expenses not been waived during the periods shown.

     The financial highlights table is designed to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is incorporated by reference in the Fund's Statement of Additional Information and available upon request.


-------------------------------------------------------------------------------
12                                                             GMO PELICAN FUND

NOTES









-------------------------------------------------------------------------------
GMO PELICAN FUND                                                             13

ADDITIONAL INFORMATION


     Additional information about the Fund's investments is available in the Fund's annual semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund's annual and semi-annual reports, and the Fund's of Additional Information dated June 30, 2002, as revised from time to time, are available free charge by writing to GMO, 40 Rowes Wharf, Boston, Massachusetts 02110 or by calling (617) 346-7600. The Statement, which contains more detailed information about the Fund, been filed with the Securities and Exchange Commission ("SEC") and is incorporated reference into this Prospectus.



     Information about the Fund (including the Statement) can be reviewed and copied at SEC's Public Reference Room in Washington, D.C. Information regarding the operation of Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports other information about the Fund are available on the Commission's Internet site http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.


DISTRIBUTOR

                             Funds Distributor, Inc.
                                 60 State Street
                           Boston, Massachusetts 02109


SHAREHOLDER INQUIRIES

Shareholders may direct inquiries to:

                                GMO Pelican Fund
                   c/o Grantham, Mayo, Van Otterloo & Co. LLC
                                 40 Rowes Wharf
                           Boston, Massachusetts 02110
                         (1-617-346-7600) (CALL COLLECT)
                           GMO'S WEBSITE: www.gmo.com

     For price, share position, or information on account activity, please call:
1-800-447-3167


                                       INVESTMENT COMPANY ACT FILE NO. 811-4347

                                GMO PELICAN FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                  June 30, 2002

This Statement of Additional Information is not a prospectus. It relates to the GMO Pelican Fund Prospectus dated June 30, 2002, as amended from time to time (the "Prospectus"), and should be read in conjunction therewith. The GMO Pelican Fund (the "Fund") is a series of GMO Trust (the "Trust"). Information from the Prospectus and from the Fund's Annual Report dated February 28, 2002 is incorporated by reference into this Statement of Additional Information. Investors may obtain a free copy of the Prospectus and the Annual Report from the Trust, 40 Rowes Wharf, Boston, Massachusetts 02110 (call collect:
617-346-7600 - ask for Shareholder Services).

                                TABLE OF CONTENTS

                                                                                                                    PAGE
                                                                                                                    ----
DESCRIPTIONS AND RISKS OF FUND INVESTMENTS........................................................................    1


INVESTMENT RESTRICTIONS...........................................................................................   16


PRICING OF SHARES.................................................................................................   18


TAX STATUS........................................................................................................   18


PERFORMANCE INFORMATION...........................................................................................   21


MANAGEMENT OF THE TRUST...........................................................................................   22


MANAGEMENT ARRANGEMENTS...........................................................................................   27


PORTFOLIO TRANSACTIONS............................................................................................   29


REDEMPTION OF SHARES..............................................................................................   30


SYSTEMATIC WITHDRAWAL PLANS.......................................................................................   30


DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES..................................................................   31


VOTING RIGHTS.....................................................................................................   32


SHAREHOLDER AND TRUSTEE LIABILITY.................................................................................   33


FINANCIAL STATEMENTS..............................................................................................   37


SPECIMEN PRICE MAKE-UP............................................................................................   37

         The GMO Pelican Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is a "series investment company" that consists of a separate series of investment portfolios (the "Series"), each of which is represented by a separate series of shares of beneficial interest. The Trust currently offers thirty-nine Series. Each Series' manager is Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager"). Shares of the other Series of the Trust are offered pursuant to separate prospectuses and statements of additional information.


                   DESCRIPTIONS AND RISKS OF FUND INVESTMENTS

         The principal strategies and risks of investing in the Fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objective and policies of the Fund may be changed by the Trustees without shareholder approval.




PORTFOLIO TURNOVER

         The rate of portfolio turnover will not be a limiting factor when portfolio changes are deemed appropriate. In any given year, turnover may be greater than anticipated in response to market conditions. The rate of the Fund's turnover may also vary significantly from time to time in response to market volatility and economic conditions. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund.

         Because the Fund is directed primarily to institutions and other tax-exempt investors, it is expected that the tax consequences of portfolio transactions may be of secondary consideration.

DIVERSIFICATION

         It is a fundamental policy of the Fund, which may not be changed without shareholder approval, that at least 75% of the value of the Fund's total assets are represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of any single issuer.


CERTAIN RISKS OF FOREIGN INVESTMENTS


         Foreign investments involve certain special risks. Securities prices in different countries are subject to different economic, financial, political, and social factors. Changes in currency exchange rates will affect the value of portfolio securities to U.S. investors. With respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, imposition of exchange controls, social instability, and political developments which could affect investments in those countries. Assets of the Fund held by custodians in foreign countries may also be subject to these risks. There may be less publicly available information about foreign companies than U.S. companies. Foreign companies may not be subject to accounting, auditing, and financial reporting standards comparable to those of U.S. companies. The trading volume of foreign securities markets is growing, but they generally have substantially smaller trading volume than U.S. markets. Consequently, foreign securities may be less liquid and their prices more volatile than those of comparable U.S. companies. Brokerage commissions abroad are generally fixed, and other transaction costs on foreign securities exchanges are generally higher than in the U.S.

         In order to reduce risks of fluctuations in currency exchange rates, the Fund may purchase and sell foreign currencies for forward deliveries. Such transactions may be utilized in connection with the settlement of portfolio transactions or for the purpose of hedging specific portfolio positions. Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities, and it precludes the opportunity to benefit if the value of the hedged currency should rise. The Fund will not engage in foreign currency transactions for speculative purposes.


DEPOSITORY RECEIPTS

         The Fund may invest in American Depositary Receipts (ADRs), Global Depository Receipts (GDRs) and European Depository Receipts (EDRs) (collectively, "Depository Receipts") if issues of such Depository Receipts are available that are consistent with the Fund's investment objective. Depository Receipts generally evidence an ownership interest in a corresponding foreign security on deposit with a financial institution. Transactions in Depository Receipts usually do not settle in the same currency in which the underlying securities are denominated or traded. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. GDRs may be traded in any public or private securities markets and may represent securities held by institutions located anywhere in the world.


DOMESTIC EQUITY DEPOSITARY RECEIPTS

         The Fund may invest in Domestic Equity Depositary Receipts. These instruments represent interests in a unit investment trust ("UIT") that holds a portfolio of common stocks that is intended to track the price and dividend performance of a particular index. Common examples of Domestic Equity Depositary Receipts include S&P Depositary Receipts ("SPDRs") and Nasdaq 100 Shares, which may be obtained from the UIT issuing the securities or purchased in the secondary market (SPDRs and Nasdaq 100 Shares are listed on the American Stock Exchange).

         Domestic Equity Depositary Receipts are not individually redeemable, except upon termination of the UIT that issued them. The liquidity of small holdings of Domestic Equity Depositary Receipts depends upon the existence of a secondary market.

         The redemption price (and therefore the sale price) of Domestic Equity Depositary Receipts is derived from and based upon the securities held by the UIT that issued them. Accordingly, the level of risk involved in the purchase or redemption or sale of a Domestic Equity Depositary Receipt is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the price of Domestic Equity Depositary Receipts is based on the value of a basket of stocks. Disruptions in the markets for the securities underlying Domestic Equity Depositary Receipts purchased or sold by the Fund could result in losses on Domestic Equity Depositary Receipts.


CONVERTIBLE SECURITIES



         A convertible security is a fixed income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but are usually subordinated to similar non-convertible securities. Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security's underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. The Manager regards convertible securities as a form of equity security.



FUTURES AND OPTIONS



         The Fund may make occasional use of futures and options for various purposes. See "Uses of Derivatives" below. The use of futures contracts, options contracts and options on futures contracts involves risk. Thus, while the Fund may benefit from the use of futures, options and options on futures, unanticipated changes in interest rates, securities prices, or currency exchange rates may result in poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Losses incurred in transactions in futures, options and options on futures and the costs of these transactions will affect the Fund's performance.



         OPTIONS. The Fund may use options to (1) enter into contracts giving third parties the right to buy the Fund's portfolio securities for a fixed price at a future date ("writing call options"); (2) enter into contracts giving third parties the right to sell securities to the Fund for a fixed price at a future date ("writing put options"); and (3) buy the right to purchase securities from third parties ("call options") or the right to sell securities to third parties ("put options") for a fixed price at a future date.



         WRITING OPTIONS. The Fund may seek to increase its return by writing call or put options on optionable securities or indexes. A call option written by the Fund on a security gives the holder the right to buy the underlying security from the Fund at a stated exercise price; a put option gives the holder the right to sell the underlying security to the Fund at a stated exercise price. In the case of options on indexes, the options are usually cash settled based on the difference between the strike price and the value of the index.
The Fund may write call options which are traded on national securities exchanges with respect to not more than 25% of its assets. The Fund must at all times have in its portfolio the securities which it may be obligated to deliver if the option is exercised. Options purchased or written by the Fund will be limited to options traded on national exchanges or in the over-the-counter market (such over-the-counter options shall not exceed 10 percent of the Fund's assets). The Fund may invest up to 5% of its total assets at market value in the purchase of put options.

         The Fund will receive a premium for writing a put or call option, which increases the Fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price and volatility of the underlying security or securities index to the exercise price of the option, the remaining term of the option, supply and demand and interest rates. By writing a call option on a security, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option on a security, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security subsequently appreciates in value. In the case of options on an index, if the Fund writes a call, any profit by the Fund in respect of portfolio securities expected to correlate with the index will be limited by an increase in the index above the exercise price of the option. If the Fund writes a put on an index, the Fund may be required to make a cash settlement greater than the premium received if the index declines.



         If the writer of an option wishes to terminate its obligation, it may effect a "closing purchase transaction." This is accomplished, in the case of exchange traded options, by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer's position. The writer of an option may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that the Fund will be able to effect a closing purchase or a closing sale transaction at any particular time. Also, an over-the-counter option may be closed out only with the other party to the option transaction.



         Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or liquid securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.



         The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or index of securities, any loss resulting from the repurchase of a written call option is likely to be offset in whole or in part by appreciation of the underlying security or securities owned by the Fund.



         The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price. In that event, the Fund's return will be the premium received from the put option minus the cost of closing the position or, if it chooses to take delivery of the security, the premium received from the put option minus the amount by which the market price of the security is below the exercise price. Out-of-the-money, at-the-money and in-the-money put options may be used by the Fund in market environments analogous to those in which call options are used in buy-and-write transactions.


         The extent to which a Fund will be able to write and purchase call and put options may be restricted by the Fund's intention to qualify as a regulated investment company under the Internal Revenue Code.



         RISK FACTORS IN OPTIONS TRANSACTIONS. The option writer has no control over when the underlying securities or futures contract must be sold, in the case of a call option, or purchased, in the case of a put option, since the writer may be assigned an exercise notice at any time prior to the termination of the obligation. If an option expires unexercised, the writer realizes a gain in the amount of the premium. Such a gain, of course, may, in the case of a call option, be offset by a decline in the market value of the underlying security or futures contract during the option period. If a call option is exercised, the writer realizes a gain or loss from the sale of the underlying security or futures contract. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security or futures contract at the exercise price, which will usually exceed the then market value of the underlying security or futures contract.



         An exchange-traded option may be closed out only on a national securities exchange ("Exchange") which generally provides a liquid secondary market for an option of the same series. An over-the-counter option may be closed out only with the other party to the option transaction. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option with the result that the Fund holding the option would have to exercise the option in order to realize any profit. For example, in the case of a written call option, if the Fund is unable to effect a closing purchase transaction in a secondary market (in the case of a listed option) or with the purchaser of the option (in the case of an over-the-counter option), the Fund will not be able to sell the underlying security (or futures contract) until the option expires or it delivers the underlying security (or futures contract) upon exercise. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing Corporation as a result of trades on that Exchange should continue to be exercisable in accordance with their terms.

         The Exchanges have established limitations governing the maximum number of options that may be written by an investor or group of investors acting in concert. It is possible that the Fund, the Manager, other GMO Trust Funds and other clients of the Manager may be considered to be such a group. These position limits may restrict the Fund's ability to purchase or sell options on a particular security.



         The amount of risk the Fund assumes when it purchases an option is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed below, the purchase of an option also entails the risk that changes in the value of the underlying security or futures contract will not be fully reflected in the value of the option purchased.



         FUTURES. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to pay for and take delivery of the type of financial instrument called for in the contract in a specified delivery month, at a stated price. In some cases, the specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Some futures contracts are "cash settled" (rather than "physically settled," as described above) which means that the purchase price is subtracted from the current market value of the instrument and the net amount if positive is paid to the purchaser, and if negative is paid by the purchaser. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. The Fund is also permitted to invest in futures contracts on individual equity securities ("single stock futures"), consistent with applicable law.



         The purchase or sale of a futures contract differs from the purchase or sale of a security or option in that no price or premium is paid or received. Instead, an amount of cash, U.S. Government Securities or other liquid assets generally not exceeding 5% of the face amount of the futures contract must be deposited with the broker. This amount is known as initial margin. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." Prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position that will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.



         In most cases futures contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, a loss will be realized.



         The ability to establish and close out positions on options on futures will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or be maintained.



         INDEX FUTURES. The Fund may purchase futures contracts on various securities indexes ("Index Futures"). The Fund's purchase and sale of Index Futures is limited to contracts and exchanges approved by the CFTC.



         The Fund may close open positions on the futures exchange on which Index Futures are then traded at any time up to and including the expiration day. All positions which remain open at the close of the last business day of the contract's life are required to settle on the next business day (based upon the value of the relevant index on the expiration day) with settlement made, in the case of Index Futures on the S&P 500, with the Commodities Clearing House. Additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time the Fund purchases foreign stock Index Futures.



         The price of Index Futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the Index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Futures relates. This may result in a disparity between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.



         RISK FACTORS IN FUTURES TRANSACTIONS. Investment in futures contracts involves risk. If the futures are used for hedging, some of that risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or currency being hedged. The correlation is higher between price movements of futures contracts and the instrument underlying that futures contract. The correlation is lower when futures are used to hedge securities other than such underlying instrument, such as when a futures contract on an index of securities is used to hedge a single security, a futures contract on one security (e.g., U.S. Treasury bonds) is used to hedge a different security (e.g., a mortgage-backed security) or when a futures contract in one currency is used to hedge a security denominated in another currency. In the event of an imperfect correlation between a futures position and a portfolio position (or anticipated position) which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. In addition, it is not always possible to hedge fully or perfectly against currency fluctuations affecting the value of the securities denominated in foreign currencies because the value of such securities also is likely to fluctuate as a result of independent factors not related to currency fluctuations. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches.



         A hedge will not be fully effective where there is such imperfect correlation. To compensate for imperfect correlations, the Fund may purchase or sell futures contracts in a greater amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, the Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contract.



         The Fund may also purchase futures contracts (or options thereon) as an anticipatory hedge against a possible increase in the price of currency in which is denominated the securities the Fund anticipates purchasing. In such instances, it is possible that the currency may instead decline. If the Fund does not then invest in such securities because of concern as to possible further market and/or currency decline or for other reasons, the Fund may realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased.



         The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. Short positions in index futures may be closed out only by entering into a futures contract purchase on the futures exchange on which the index futures are traded.



         The successful use of transactions in futures and related options for hedging and risk management also depends on the ability of the Manager to forecast correctly the direction and extent of exchange rate, interest rate and stock price movements within a given time frame. For example, to the extent interest rates remain stable during the period in which a futures contract or option is held by the Fund investing in fixed income securities (or such rates move in a direction opposite to that anticipated), the Fund may realize a loss on the futures transaction which is not fully or partially offset by an increase in the value of its portfolio securities. As a result, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.



         Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless the Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

USES OF OPTIONS, FUTURES AND OPTIONS ON FUTURES



         RISK MANAGEMENT. When futures and options on futures are used for risk management, the Fund will generally take long positions (e.g., purchase call options, futures contracts or options thereon) in order to increase the Fund's exposure to a particular market, market segment or foreign currency. In the case of futures and options on futures, the Fund is only required to deposit the initial and variation margin as required by relevant CFTC regulations and the rules of the contract markets. Because the Fund will then be obligated to purchase the security or index at a set price on a future date, the Fund's net asset value will fluctuate with the value of the security as if it were already included in the Fund's portfolio. Risk management transactions have the effect of providing a degree of investment leverage, particularly when the Fund does not earmark assets equal to the face amount of the contract (i.e., in cash settled futures contracts) since the futures contract (and related options) will increase or decrease in value at a rate which is a multiple of the rate of increase or decrease in the value of the initial and variation margin that the Fund is required to deposit. As a result, the value of the Fund's portfolio will generally be more volatile than the value of comparable portfolios that do not engage in risk management transactions. The Fund will not, however, use futures and options on futures to obtain greater volatility than it could obtain through direct investment in securities; that is, the Fund will not normally engage in risk management to increase the average volatility (beta) of the Fund's portfolio above 1.00, the level of risk (as measured by volatility) that would be present if the Fund were fully invested in the securities comprising the relevant index. However, a Fund may invest in futures and options on futures without regard to this limitation if the face value of such investments, when aggregated with the Index Futures, equity swaps and contracts for differences as described below does not exceed 10% of the Fund's assets.



         HEDGING. To the extent indicated elsewhere, the Fund may also enter into options and futures contracts and buy and sell options on futures for hedging. For example, the Fund may sell equity index futures if the Fund wants to hedge its equity securities against a general decline in the relevant equity market(s). The Fund may also use futures contracts in anticipatory hedge transactions by taking a long position in a futures contract with respect to a security, index or foreign currency that the Fund intends to purchase (or whose value is expected to correlate closely with the security or currency to be purchased) pending receipt of cash from other transactions to be used for the actual purchase. Then if the cost of the security or foreign currency to be purchased by the Fund increases and if the anticipatory hedge is effective, that increased cost should be offset, at least in part, by the value of the futures contract. Options on futures contracts may be used for hedging as well. For example, for anticipatory hedging, the Fund may purchase call options or write put options as a substitute for the purchase of futures contracts.



         INVESTMENT PURPOSES. To the extent indicated elsewhere, the Fund may also enter into futures contracts and buy and sell options thereon for investment. For example, the Fund may invest in futures when its Manager believes that there are not enough attractive securities available to maintain the standards of diversity and liquidity set for the Fund pending investment in such securities if or when they do become available. Through this use of futures and related options, the Fund may diversify risk in its portfolio without incurring the substantial brokerage costs that may be associated with investment in the securities of multiple issuers. This use may also permit the Fund to avoid potential market and liquidity problems (e.g., driving up the price of a security by purchasing additional shares of a portfolio security or owning so much of a particular issuer's stock that the sale of such stock depresses that stock's price) which may result from increases in positions already held by the Fund.



         SYNTHETIC SALES AND PURCHASES. Futures contracts may also be used to reduce transaction costs associated with short-term restructuring of the Fund's portfolio. For example, if the Fund's portfolio includes stocks of companies with medium-sized equity capitalization and, in the opinion of the Manager, such stocks are likely to underperform larger capitalization stocks, the Fund might sell some or all of its mid-capitalization stocks, buy large capitalization stocks with the proceeds and then, when the expected trend had played out, sell the large capitalization stocks and repurchase the mid-capitalization stocks with the proceeds. In the alternative, the Fund may use futures to achieve a similar result with reduced transaction costs. In that case, the Fund might simultaneously enter into short futures positions on an appropriate index (e.g., the S&P Mid Cap 400 Index) (to synthetically "sell" the stocks in the Fund) and long futures positions on another index (e.g., the S&P 500) (to synthetically "buy" the larger capitalization stocks). When the expected trend has played out, the Fund would then close out both futures contract positions. The Fund will only enter into these combined positions if (1) the short position (adjusted for historic volatility) operates as a hedge of existing portfolio holdings, (2) the face amount of the long futures position is less than or equal to the value of the portfolio securities that the Fund would like to dispose of, (3) the contract settlement date for the short futures position is approximately the same as that for the long futures position and (4) the Fund's custodian earmarks and maintains an amount of cash, U.S. Government Securities or other liquid assets whose value, marked-to-market daily, is equal to the Fund's current obligations in respect of the long futures contract positions. If the Fund uses such combined short and long positions, in addition to possible declines in the values of its investment securities, the Fund may also suffer losses associated with a securities index underlying the long futures position underperforming the securities index underlying the short futures position. However, the Manager will enter into these combined positions only if the Manager expects that, overall, the Fund will perform as if it had sold the securities hedged by the short position and purchased the securities underlying the long position. A Fund may also use swaps and options on futures to achieve the same objective.



         The Funds' ability to engage in the options and futures strategies described above will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to currencies are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes set forth above. Furthermore, the Fund's ability to engage in options and futures transactions may be limited by tax considerations.



SWAP CONTRACTS AND OTHER TWO-PARTY CONTRACTS



         The Fund may use swap contracts and other two-party contracts for the same or similar purposes as they may use options, futures and related options.



         SWAP CONTRACTS. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange returns (or differentials in rates of return) calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.



         INTEREST RATE AND CURRENCY SWAP CONTRACTS. Interest rate swaps involve the exchange of the two parties' respective commitments to pay or receive interest on a notional principal amount (e.g. an exchange of floating rate payments for fixed rate payments). Currency swaps involve the exchange of the two parties' respective commitments to pay or receive fluctuations with respect to a notional amount of two different currencies (e.g., an exchange of payments with respect to fluctuations in the value of the U.S. dollar relative to the Japanese yen).



         EQUITY SWAP CONTRACTS AND CONTRACTS FOR DIFFERENCES. Equity swap contracts involve the exchange of one party's obligation to pay the loss, if any, with respect to a notional amount of a particular equity index (e.g., the S&P 500 Index) plus interest on such notional amount at a designated rate (e.g., the London Inter-Bank Offered Rate) in exchange for the other party's obligation to pay the gain, if any, with respect to the notional amount of such index.



         If the Fund enters into a long equity swap contract, the Fund's net asset value will fluctuate as a result of changes in the value of the equity index on which the equity swap is based as if it had purchased the notional amount of securities comprising the index. If the Fund enters into a short equity swap contract, the Fund's net asset value will fluctuate as a result of changes in the value of the equity index on which the equity swap is based as if it had sold the notional amount of securities comprising the index.



         Contracts for differences are swap arrangements in which the Fund may agree with a counterparty that its return (or loss) will be based on the relative performance of two different groups or "baskets" of securities. Often, one or both "baskets" will be an established securities index. As to one of the baskets, the Fund's return is based on theoretical, long futures positions in the securities comprising that basket (with an aggregate face value equal to the notional amount of the contract for differences) and as to the other basket, the Fund's return is based on theoretical short futures positions in the securities comprising the basket. The Fund may also use actual long and short futures positions to achieve the same market exposure(s) as contracts for differences where payment obligations of the two legs of the contract are netted and thus based on changes in the relative value of the baskets of securities rather than on the aggregate change in the value of the two legs. The Fund will only enter into contracts for differences (and analogous futures positions) when the Manager believes that the basket of securities constituting the long leg will outperform the basket constituting the short leg. However, it is possible that the short basket will outperform the long basket -- resulting in a loss to the Fund, even in circumstances when the securities in both the long and short baskets appreciate in value.



         INTEREST RATE CAPS, FLOORS AND COLLARS. The Fund may use interest rate caps, floors and collars for the same purposes or similar purposes as it uses interest rate futures contracts and related options. Interest rate caps, floors and collars are similar to interest rate swap contracts because the payment obligations are measured by changes in interest rates as applied to a notional amount and because they are individually negotiated with a specific counterparty. The purchase of an interest rate cap entitles the purchaser, to the extent that a specific index exceeds a specified interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below specified interest rates, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. The purchase of an interest rate collar entitles the purchaser, to the extent that a specified index exceeds or falls below two specified interest rates, to receive payments of interest on a notional principal amount from the party selling the interest rate collar. The Fund's use of interest rate caps, floors and collars for the same or similar purposes as those for which it uses futures contracts and related options presents the same risks and similar opportunities as those associated with futures and related options. Because caps, floors and collars are recent innovations for which standardized documentation has not yet been developed they are deemed by the SEC to be relatively illiquid investments which are subject to a Fund's limitation on investment in illiquid securities. See "Illiquid Securities" below.



         RISK FACTORS IN SWAP CONTRACTS, OTC OPTIONS AND OTHER TWO-PARTY CONTRACTS. The Fund may only close out a swap, contract for differences, cap, floor or collar or OTC option with the particular counterparty. Also, if the counterparty defaults, the Fund will have contractual remedies pursuant to the agreement related to the transaction, but there is no assurance that contract counterparties will be able to meet their obligations pursuant to such contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant to swap contracts. The Manager will closely monitor, subject to the oversight of the Trustees, the creditworthiness of contract counterparties, and the Fund will not enter into any swaps, caps, floors or collars, unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated at least A by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's") at the time of entering into such transaction or if the counterparty has comparable credit as determined by the Manager. However, the credit of the counterparty may be adversely affected by larger-than-average volatility in the markets, even if the counterparty's net market exposure is small relative to its capital. The management of caps, floors, collars and swaps may involve certain difficulties because the characteristics of many derivatives have not been observed under all market conditions or through a full market cycle.



         Additional Regulatory Limitations on the Use of Futures and Related Options, Interest Rate Floors, Caps and Collars and Interest Rate and Currency Swap Contracts. In accordance with CFTC regulations, investments by the Fund in futures contracts and related options for purposes other than bona fide hedging are limited such that the aggregate amount that the Fund may commit to initial margin on such contracts or time premiums on such options may not exceed 5% of that Fund's net assets.



USES OF DERIVATIVES



         FUNCTION OF DERIVATIVES IN THE FUND. The Fund may use financial derivatives to implement investment decisions. The types of derivatives employed vary and may include futures, swaps, options, forward contracts and, periodically, structured notes. These instruments may be exchange-traded or over-the-counter products. The types of strategies implemented also vary. To a significant extent, specific market conditions influence the choice of derivative strategies for the Fund. Generally, the Fund makes only occasional use of futures contracts and related options on securities indexes and does not currently expect to make use of other derivative instruments.

         DERIVATIVE EXPOSURE. Generally, stocks constitute the majority of the holdings in the Fund, although derivative positions may comprise a significant portion of the total assets.



         COUNTERPARTY CREDITWORTHINESS. The Manager tracks the creditworthiness of counterparties in swaps, forwards and options. The Manager limits transactions to counterparties with a long-term debt rating of A or higher at the time the Fund enters into the derivative. In addition to checking agency ratings to assess creditworthiness, the Manager also considers news reports and market activity, such as the levels at which a counterparty's long-term debt is trading. Furthermore, the Manager implicitly restricts the amount of credit extended to any one counterparty. Besides creditworthiness, the Manager reviews, on a regular basis, the various exposures that the Fund has to over-the-counter counterparties.



         TYPES OF DERIVATIVES.



- Options, futures contracts and related options on securities indexes
- Long equity swap contracts in which the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities
- Short equity swap contracts in which the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities
- Contracts for differences, i.e., equity swaps that contain both long and short equity components.



         USES OF DERIVATIVES.



Hedging. The Fund may employ hedges to protect a current or anticipated position.



Traditional Hedging: Short equity futures, related options and short equity swap contracts may be used to hedge against an equity risk already generally present in the Fund.



Anticipatory Hedging: If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (the risk of not being invested in the market) by purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if a Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without the Fund being exposed to leveraged loss exposure in the interim.



Investment. A Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities. These applications include using equity derivatives to "equitize" cash balances held by a Fund. A Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual markets, sectors and equities, in an efficient, cost-effective manner.



Risk Management - Synthetic Sales and Purchases. A Fund may use equity futures, related options and equity swap contracts to adjust the weight of the Fund to a level the Manager believes is the optimal exposure to individual sectors and stocks. Sometimes, such transactions are used as a precursor to actual sales and purchases. For example, if a Fund held a large proportion of stocks of a particular industry and the Manager believed that stocks of another industry would outperform such stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). Long and short equity swap contracts and contracts for differences may also be used for these purposes. Equity derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.



Limitations on the Use of Derivatives



- There is no limit on the use of derivatives for hedging purposes.
- When long futures contracts and long equity swaps are used for investment, the Funds will maintain an amount of liquid securities equal to the face value of all such long derivative positions. However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to cover another long derivative exposure.
- The net long equity exposure of a Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the Fund's net assets.
- Except when such instruments are used for bona fide hedging, no more than 5% of a Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.
- The Manager tracks the creditworthiness of counterparties in swaps, forwards and options. Counterparties used for OTC derivatives must have a long-term debt rating of A or higher when the derivative is entered into. Occasionally, short-term derivatives will be entered into with counterparties that have only high short-term debt ratings. In addition to checking agency ratings to assess creditworthiness, the Manager also considers news reports and market activity, such as the levels at which a counterparty's long-term debt is trading. Furthermore, the Manager implicitly restricts the amount of credit extended to any one counterparty. Besides creditworthiness, the Manager reviews, on a regular basis, the various exposures that the Funds have to over-the-counter counterparties.



REPURCHASE AGREEMENTS



         The Fund may enter into repurchase agreements with banks and broker-dealers by which the Fund acquires a security (usually an obligation of the Government where the transaction is initiated or in whose currency the agreement is denominated) for a relatively short period (usually not more than a week) for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-on price and date. The resale price is in excess of the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at no market risk, although there is a risk that the seller may default in its obligation to pay the agreed-upon sum on the redelivery date. Such a default may subject the relevant Fund to expenses, delays and risks of loss including: (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) inability to enforce rights and the expenses involved in attempted enforcement.


CASH AND OTHER HIGH QUALITY INVESTMENTS

         The Fund may temporarily invest a portion of its assets in cash or cash items pending other investments or in connection with the earmarking and maintenance of such assets on the custodian's books and records. These cash items and other high quality corporate debt securities may include a number of money market instruments such as securities issued by the United States government and agencies thereof, bankers' acceptances, commercial paper, and bank certificates of deposit. By investing only in high quality money market securities the Fund may seek to minimize credit risk with respect to such investments.




ILLIQUID SECURITIES

         The Fund may invest up to 15% of its net assets in illiquid securities. The securities currently thought to be included as "illiquid securities" are restricted securities under the Federal securities laws (including illiquid securities traded under Rule 144A), repurchase agreements and securities that are not readily marketable. To the extent the Trustees determine that restricted securities traded under Section 4(2) or Rule 144A under the Securities Act of 1933, repurchase agreements and securities that are not readily marketable, are in fact liquid, they will not be included in the 15% limit on investment in illiquid securities.

         Repurchase agreements maturing in more than seven days are considered illiquid, unless an agreement can be terminated after a notice period of seven days or less.

         For so long as the SEC maintains the position that most equity swap contracts, reverse equity swap contracts, caps, floors and collars are illiquid, the Fund will continue to designate these instruments as illiquid for purposes of its 15% illiquid limitation unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by the Trustees.

                             INVESTMENT RESTRICTIONS

         Except when specifically indicated to the contrary, the investment policies described in this Statement of Additional Information are not fundamental, and the Trustees of the Trust may change such policies without first obtaining shareholder approval. As used in this paragraph, "shareholder approval" means the vote of a majority of the outstanding voting securities of the Fund and "majority" means the lesser of (1) 67 percent or more of the outstanding shares of the Fund present at a meeting if more than 50 percent of the shares are represented at the meeting in person or by proxy, or (2) more than 50 percent of the outstanding shares of the Fund.

         Except as identified in the Prospectus and this Statement of Additional Information, there are no specific limitations on the extent to which the Fund may engage in the investment policies described in the Prospectus and this Statement of Additional Information.

         Investment Restrictions. The Fund is subject to the following investment restrictions (A-L below) which may not be changed without shareholder approval. The Fund may not:

         A. Borrow money except for temporary purposes where investment transactions might advantageously require it. Any such loan may not be for a period in excess of 60 days, and the aggregate amount of all outstanding loans may not at any time exceed 10% of the value of the total assets of the Fund at the time any such loan is made.

         B.       Purchase securities on margin.

         C.       Sell securities short.

         D. Lend any funds or other assets (the Fund may enter into repurchase agreements and purchase publicly distributed bonds, debentures and other securities of a similar type, or privately placed municipal or corporate bonds, debentures and other securities which are of a type customarily purchased by institutional investors or publicly traded in the securities markets).

         E. Participate in an underwriting or selling group in connection with the public distribution of securities except for its own capital stock.

         F. Invest more than 5% of the value of its total assets in the securities of any one issuer (except obligations of domestic banks or the U.S. Government, its agencies, authorities and instrumentalities).

         G. Hold more than 10% of the voting securities of any one issuer (except obligations of domestic banks or the U.S. Government, its agencies, authorities and instrumentalities).

         H. Purchase from or sell to any of its officers or trustees, or firms of which any of them are members or which they control, any securities (other than capital stock of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions to the extent permitted by the Investment Company Act of 1940 (the "1940 Act").

         I. Purchase and sell real estate or commodities and commodity contracts.

         J. Purchase the securities of any other open-end investment company, except as part of a plan of merger or consolidation.

         K. Make an investment in securities of companies in any one industry (except obligations of domestic banks or the U.S. Government, its agencies, authorities, or instrumentalities) if such investment would cause investments in such industry to exceed 25% of the market value of the Fund's total assets at the time of such investment.

         L. Issue senior securities, as defined in the 1940 Act and as amplified by rules, regulations and pronouncements of the SEC. The SEC has concluded that even though reverse repurchase agreements, firm commitments and standby commitment agreements fall within the functional meaning of "evidence of indebtedness," the issue of compliance with Section 18 of the 1940 Act will not be raised with the SEC by the Division of Investment Management if the Fund covers such securities by earmarking and maintaining certain assets on the books and records of the Fund's custodian. Similarly, so long as such earmarked assets are maintained, the issue of compliance with
                  Section 18 will not be raised with respect to any of the following: any swap contract or contract for differences; any pledge or encumbrance of assets; any borrowing permitted by Restriction A above; any collateral arrangements with respect to initial and variational margin permitted by Restriction B above; and the purchase or sale of options, forward contracts or options on futures contracts.

         Under the 1940 Act, the Fund is permitted, subject to the above investment restrictions, to borrow money only from banks. (The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets.)

         It is, moreover, the expressed policy of the Fund not to engage in the purchase and sale of puts, calls, straddles or spreads (except to the extent described in the Prospectus and in this Statement of Additional Information), not to invest in companies for the purpose of exercising control of management, and not to purchase any security which it is restricted from selling to the public without registration under the Securities Act of 1933. The Fund may not invest in oil, gas or other mineral exploration or development programs. The policies set forth in this paragraph may be changed by vote of the Trustees of the Trust.

         All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

                                PRICING OF SHARES

         The net asset value per share of the Fund is computed as of 4:00 p.m. New York City time on each day on which the New York Stock Exchange is open. The Prospectus contains a description of the methods used to compute net asset value.

         The portfolio securities of the Fund may include equity securities which are listed on foreign exchanges. Certain foreign exchanges may be open on Saturdays and customary United States business holidays. As a consequence, the portfolio securities of the Fund may be traded, and the net asset value of shares of the Fund may be significantly affected, on days on which shares of the Fund may not be purchased or redeemed.

                                   TAX STATUS


         It is the Fund's policy to meet the requirements to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended from time to time (the "Code").

         In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things:



(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;



(b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and



(c) diversify its holdings so that at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, U.S. Government Securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total net assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.



         If the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed timely and paid to its shareholders in the form of dividends (including capital gain dividends). Shareholders of the Fund that are not exempt from federal income taxes will be subject to income taxes on dividends and capital gains distributions received from the Fund.



         If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year.



         Fund distributions derived from interest, dividends and certain other income, including in general short-term gains, will be taxable as ordinary income to shareholders subject to federal income tax whether received in cash or reinvested in shares. Distributions properly designated by the Fund as deriving from net capital gains on securities held by the Fund for more than 12 months, whether received in cash or additional shares and regardless of how long a shareholder has held the shares, are taxable as such to the Fund's shareholders that are not exempt from federal income taxes. Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by a shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of the same Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss. The federal income tax status of all distributions will be reported to shareholders annually.


         Dividends and interest received by the Fund may be subject to income withholding or other taxes imposed by foreign countries which may reduce the yield of the Fund. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes.



         The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon taxable disposition of shares will be treated as long-term capital gains if the shares have been held as capital assets for more than 12 months and as short-term capital gains if the shares have been held as capital assets for no more than 12 months.


         For taxable years beginning after December 31, 2000, the maximum capital gain tax rates for capital assets (including Fund shares) held by a non-corporate shareholder for more than 5 years will be 8 percent and 18 percent (rather than 10 percent and 20 percent). The 18-percent rate applies only to assets the holding period for which begins after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax on any gain thereon, as of January 2, 2001). The mark-to-market election may be disadvantageous from a federal tax perspective, and shareholders should consult their tax advisors before making such an election.

         Special rules (including mark-to-market, constructive sale, short sale, straddle and wash-sale rules) exist for determining the timing of the recognition of income or loss, the character of such income or loss, and the holding periods of certain of the Fund's assets in the case of certain transactions, including transactions involving futures contracts, forward contracts and options. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund.


         A portion of the dividends paid by the Fund may be eligible (subject to a holding period requirement imposed pursuant to the Code) for the dividends-received deduction for the Fund's corporate shareholders (other than S corporations).



         The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges, or redemptions made by any individual shareholder who fails to furnish the fund with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is a United States person and is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate will be (i) 30.5% for amounts paid after August 6, 2001 through the end of 2001, (ii) 30% for amounts paid during 2002 and 2003,
(iii) 29% for amounts paid during 2004 and 2005, and (iv) 28% for amounts paid during 2006 through 2010. The legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.





         Dividend distributions (including distributions derived from short-term capital gains) are in general subject to a U.S. withholding tax of 30% when paid to a foreign shareholder. Persons who are resident in a country, such as the U.K., that has an income tax treaty with the U.S. may be eligible for a reduced withholding rate (upon filing of appropriate forms), and are urged to consult their tax advisors regarding the applicability and effect of such a treaty. Distributions of net realized long-term capital gains paid by the Fund to a foreign shareholder, and any gain realized upon the sale of Fund shares by such a shareholder, will ordinarily not be subject to U.S. taxation, unless the recipient or seller is a nonresident alien individual who is present in the United States for more than 182 days during the taxable year. However, such distributions and sale proceeds may be subject to backup withholding, unless the foreign investor certifies his non-U.S. residency status. Foreign investors are subject to the backup withholding rules described above. Also, foreign shareholders with respect to whom income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares, and, in the case of a foreign corporation, may also be subject to a branch profits tax. Again, foreign shareholders who are resident in a country with an income tax treaty with the United States may obtain different tax results, and are urged to consult their tax advisors.


         Recently revised U.S. Treasury regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above generally became effective for payments made on or after January 1, 2001 (although transition rules apply). In some circumstances, these rules will increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisors with respect to the potential application of these new regulations.


         If the Fund does not qualify for taxation as a regulated investment company for any taxable year, the Fund's income will be taxed at the Fund level at regular corporate rates, and all distributions from earnings and profits, including distributions of net long-term capital gains and net tax-exempt income, will be taxable to shareholders as ordinary income and subject to withholding in the case of non-U.S. shareholders. In addition, in order to requalify for taxation as a regulated investment company that is accorded special tax treatment, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest on such gains, and make certain substantial distributions.

                             PERFORMANCE INFORMATION

         The Fund may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders.

         Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, three, five, and ten years (or for such shorter period as shares of the Fund have been offered), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $10,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $10,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. Quotations of total return may also be shown for other periods. The Fund may also, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accompanied by standardized total return information. The Fund's total return is not fixed or guaranteed and the Fund's principal is not insured. Investment performance quotations should not be considered to be representations of the performance for any period in the future.


         The table below sets forth the average annual total return (before taxes) for the GMO Pelican Fund for the one, three, five and ten year periods ending February 28, 2002, and for the period from the commencement of the Fund's operations until February 28, 2002:



------------------------------------------------------------------------------------------------------------------------
                        INCEPTION         1 YEAR           3 YEAR           5 YEAR           10 YEAR        INCEPTION TO
FUND                       DATE             (%)              (%)              (%)              (%)            DATE (%)
------------------------------------------------------------------------------------------------------------------------
GMO Pelican Fund         5/31/89               %                %                %                %                 %
------------------------------------------------------------------------------------------------------------------------


         The Fund may also from time to time advertise net return and gross return data for each month and calendar quarter since the Fund's inception. Monthly and quarterly return data is calculated by linking daily performance for the Fund (current net asset value divided by prior net asset value), and assumes reinvestment of all dividends and gains. All quotations of monthly and quarterly returns would be accompanied by standardized total return information. Information relating to the Fund's return for a particular month or calendar quarter is provided to permit evaluation of the Fund's performance and volatility in different market conditions, and should not be considered in isolation.

         From time to time, in advertisements, in sales literature, or in reports to shareholders, the Fund may compare its respective performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the Fund may compare its total return to rankings prepared by Morningstar, Inc., Lipper Inc., widely recognized independent services which monitor mutual fund performance; the Standard & Poor's 500 Stock Index ("S&P 500"), an index of unmanaged groups of common stock; or the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange.

         Performance rankings and listings reported in national financial publications, such as Money, Barron's and Kiplinger's, may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources including No Load Fund X, CDA Investment Technologies, Inc., Weisenberger Investment Companies Service, and Donoghue's Mutual Fund Almanac.

         Quotations of the Fund's gross return do not reflect any reduction for any Fund fees or expenses unless otherwise noted; if the gross return data reflected the estimated fees and expenses of the Fund, the returns would be lower than those shown. Quotations of gross return for the Fund for a particular month or quarter will be calculated in accordance with the following formula:

Gross Return =
Net Return + (Total Annual Operating Expense Ratio) (# of days in relevant period/365)

                             MANAGEMENT OF THE TRUST



      The following tables present information regarding each Trustee and officer of GMO Trust (the "Trust") as of June 30, 2002. Each Trustee's and officer's age as of June 30, 2002 is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Trustee and officer has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee and officer is c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110. The term of office for each Trustee is until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the Trust. Because the Fund does not hold annual meetings of shareholders, each Trustee will hold office for an indeterminate period. The term of office for each officer is until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.




                                                             NUMBER OF
   NAME, AGE AND                        PRINCIPAL            PORTFOLIOS IN       OTHER
 POSITION(S) HELD      LENGTH OF       OCCUPATION(S)          FUND COMPLEX     DIRECTORSHIPS
  WITH THE TRUST      TIME SERVED    DURING PAST 5 YEARS        OVERSEEN         HELD
  --------------      -----------    -------------------     -------------     -------------

NON INTERESTED
 TRUSTEES
Jay O. Light (60)        Since May      Professor of                38            Security Capital
Trustee                  1996           Business                                  Group, Inc.
                                        Administration and
                                        Senior Associate
                                        Dean, Harvard
                                        University.


Donald W. Glazer,        Since          Business and legal          38            None
Esq. (57)                December       consultant;
Trustee                  2000           entrepreneur;
                                        advisory counsel,
                                        Goodwin Procter
                                        LLP; Secretary and
                                        Consultant,
                                        Provant, Inc.
                                        (provider of
                                        performance
                                        improvement
                                        training services
                                        and products)
                                        (1998 - present).
INTERESTED TRUSTEE

R. Jeremy                Since          Member, Grantham,           38            [ __ ]
Grantham(1) (63)         September      Mayo, Van Otterloo
President-Quantitative   1985           & Co. LLC.
and Chairman of
the Trustees

___________

(1) Trustee is deemed to be an "interested person" of the Trust, as defined by the 1940 Act, because of his affiliation with the Trust's Manager.

OFFICERS



                        POSITIONS(S)        LENGTH                PRINCIPAL
                        HELD WITH THE       OF TIME             OCCUPATION(S)
   NAME AND AGE            TRUST            SERVED           DURING PAST 5 YEARS
  --------------      ---------------    -----------         -------------------
Eyk Del Mol Van         President-       Since 1987.          Member, Grantham,
Otterloo (65)           International                         Mayo, Van Otterloo &
                                                              Co. LLC.
Susan Randall           Chief            Chief                Member, Grantham,
Harbert (45)            Financial        Financial            Mayo, Van Otterloo &
                        Officer and      Officer since        Co. LLC.
                        Treasurer        February
                                         2000; Treasurer
                                         since February
                                         1998.

Brent Arvidson (32)     Assistant        Since                Senior Fund
                        Treasurer        September 1997       Administrator,
                                                              Grantham, Mayo, Van
                                                              Otterloo & Co. LLC
                                                              (September 1997 -
                                                              present); Senior
                                                              Financial Reporting
                                                              Analyst, John Hancock
                                                              Funds (August 1996 -
                                                              September 1997)

Scott Eston (46)        Vice             Since                Chief Financial
                        President        September 1997       Officer (1997-present)
                                                              and Member, Grantham,
                                                              Mayo, Van Otterloo &
                                                              LLC; Senior Partner,
                                                              Coopers & Lybrand
                                                              (1987-1997).

William R. Royer,       Vice             Vice                 General Counsel and
Esq. (36)               President and    President            Member, Grantham,
                        Clerk            since                Mayo, Van Otterloo &
                                         February             LLC.
                                         1997; Clerk
                                         since March
                                         2001.

Elaine M. Hartnett,     Vice             Vice                 Associate General
Esq. (57)               President and    President            Counsel, Grantham,
                        Secretary        since August         Mayo, Van Otterloo &
                                         1999;                Co. LLC (June 1999 -
                                         Secretary            present);
                                         since March          Associate/Junior
                                         2001.                Partner, Hale and Dorr
                                                              LLP (1991 - 1999).


      TRUSTEES' RESPONSIBILITIES. Subject to the provisions of the GMO Declaration of Trust, the business of the Trust, an open-end management investment company, shall be managed by the Trustees, and they shall have all powers necessary or convenient to carry out that responsibility including the power to engage in securities transactions of all kinds on behalf of the Trust. Without limiting the foregoing, the Trustees may: adopt By-Laws not inconsistent with the Declaration of Trust providing for the regulation and management of the affairs of the Trust and may amend and repeal them to the extent that such By-Laws do not reserve that right to the shareholders; fill vacancies in or remove from their number (including any vacancies created by an increase in the number of Trustees); remove from their number with or without cause; elect and remove such officers and appoint and terminate such agents as they consider appropriate; appoint from their own number and terminate one or more committees consisting of two or more Trustees which may exercise the powers and authority of the Trustees to the extent that the Trustees determine; employ one or more custodians of the assets of the Trust and authorize such custodians to employ subcustodians and to deposit all or any part of such assets in a system or systems for the central handling of securities or with a Federal Reserve Bank; retain a transfer agent or a shareholder servicing agent, or both; provide for the distribution of Shares by the Trust, through one or more principal underwriters or otherwise; set record dates for the determination of Shareholders with respect to various matters; and in general delegate such authority as they consider desirable to any officer of the Trust, to any committee of the Trustees and to any agent or employee of the Trust or to any such custodian or underwriter.


      There are two standing committees of the Board of Trustees: the Independent Trustees/Audit Committee and the Pricing Committee. The Independent Trustees/Audit Committee assists the Board of Trustees in performing its functions under the 1940 Act and Massachusetts law. The responsibilities of the committee are as follows: perform the specific tasks assigned to the independent Trustees pursuant to the 1940 Act, including periodic consideration of the investment management contacts of the Trust; oversee the audit process for the Trust and consider any questions raised by the independent accountants; select and nominate candidates to serve as independent trustees of the Trust; review on a periodic basis the governance structures and procedures of the Trust; review proposed resolutions of conflict of interest that may arise in the business of the Trust and may have an impact on the shareholders of the Trust; and oversee matters requiring independent oversight of the Trust on behalf of the shareholders of the Trust. Shareholders may recommend trustee nominees to the Independent Trustees/Audit Committee to fill any vacancies that may occur in the Board by sending such recommendations to the Secretary of the Trust. Mr. Glazer and Mr. Light, the non-interested trustees, are members of the Independent Trustees/Audit Committee. During the fiscal year ending February 28, 2002, the committee held four meetings.



      The Pricing Committee determines the fair value of the Trust's securities or other assets under certain circumstances, as described in the GMO Trust Pricing Policies adopted by the Board, as amended from time to time (the "Procedures"). To fulfill its responsibilities and duties the Pricing Committee periodically reviews the Procedures with the Manager and recommends changes (including the establishment of new pricing methodologies), if any, to the Board, and meets on an as-needed basis to determine the fair value of the Trust's securities or other assets, as described in the Procedures. Mr. Glazer and Mr. Light, the non-interested trustees, are members of the pricing committee; Mr. Grantham, the interested trustee, is an alternate member of the pricing committee. During the fiscal year ending February 28, 2002, the Pricing Committee held [15] committee meetings.



      [Information regarding factors considered and conclusions reached in connection with the proposed continuation of the Fund's current investment management agreement will be provided following the Trustees' Board meeting in May 2002.]


Trustee Fund Ownership


      The following table sets forth ranges of Trustees' beneficial share ownership in Funds of the Trust as of December 31, 2001.



                                                      AGGREGATE DOLLAR RANGE OF
                                                       FUND SHARES OWNED IN ALL
                           DOLLAR RANGE OF FUND           GMO TRUST FUNDS
   NAME/FUND                  SHARES OWNED               OVERSEEN BY TRUSTEE
 ---------------           --------------------       -------------------------
NON INTERESTED TRUSTEES               None                      None

                                                      AGGREGATE DOLLAR RANGE OF
                                                       FUND SHARES OWNED IN ALL
                           DOLLAR RANGE OF FUND           GMO TRUST FUNDS
   NAME/FUND                  SHARES OWNED               OVERSEEN BY TRUSTEE
 ---------------           --------------------       -------------------------

Jay O. Light

Donald W. Glazer
   Asia Fund                 over $100,000
   Emerging Country Debt
    Fund                     over $100,000             over $100,000
   Emerging Markets Fund     over $100,000
   REIT Fund                 over $100,000
INTERESTED TRUSTEE
R. Jeremy Grantham                [ ]                       [ ]



Non-Interested Trustee Ownership of Securities Issued by the Manager or Principal Underwriter

      None.



Non-Interested Trustee Ownership of Related Companies



      The following table sets forth information about securities owned by non-interested trustees and their family members as of December 31, 2001 in entities directly or indirectly controlling, controlled by, or under common control with the Manager or Funds Distributor, Inc., the Funds' principal underwriter.




                      NAME OF
                      OWNER(S)
    NAME OF             AND
NON-INTERESTED      RELATIONSHIP                         TITLE OF         VALUE OF
    TRUSTEE         TO TRUSTEE       COMPANY              CLASS          SECURITIES   % OF CLASS
    -------         ----------        -----             ----------       -----------   ----------
Jay O. Light           NA               None                NA               NA          NA
Donald W. Glazer      Self           GMO Brazil            Limited        [$240,215]    1.95%
                                     Sustainable         partnership
                                     Forest Fund,          interest
                                     LP, a private
                                     investment
                                     company managed
                                     by Renewable
                                     Resources LLC,
                                     an affiliate of
                                     the Manager.*

                                     GMO Tax-Managed       Limited         $239,495      1.3%
                                     Absolute Return      partnership
                                     Fund, a private        interest
                                     investment
                                     company managed
                                     by the
                                     Manager.**



* The Manager may be deemed to "control" this fund by virtue of its ownership interest in and role as Managing Member of Renewable
   Resources LLC.

** The Manager may be deemed to "control" this fund by virtue of its serving as investment manager of the fund.



         REMUNERATION. Each non-interested Trustee receives an annual retainer from the Trust for his services. No additional compensation is paid to any non-interested Trustee for travel time to meetings, attendance at director's educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences or service on special director task forces or subcommittees. Non-interested Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance.



         During the fiscal year ending February 28, 2002, other than as set forth in the table below, no Trustee or officer of the Trust received any direct compensation from the Trust or any series thereof:


           NAME OF PERSON, POSITION                     TOTAL COMPENSATION FROM THE TRUST
           ------------------------                     ---------------------------------
           Jay O. Light, Trustee                                           $80,000
           Donald W. Glazer, Esq., Trustee                                 $80,000


         Messrs. Grantham, Van Otterloo, Royer and Eston, and Ms. Harbert do not receive any compensation from the Trust, but as members of the Manager will benefit from the management fees paid by each Fund of the Trust.



         As of June __, 2002, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of the Fund.



         CODE OF ETHICS. Each of the Trust and the Manager has adopted a Code of Ethics pursuant to the requirement of the 1940 Act. Under the Code of Ethics, personnel are permitted to engage in personal securities transactions only in accordance with certain conditions relating to such persons' position, the identity of the security, the timing of the transaction and similar factors. Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions of the Code. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.


                             MANAGEMENT ARRANGEMENTS


         As disclosed in the Prospectus under the heading "MANAGEMENT," under a Management Contract between the Trust on behalf of the Fund and Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager"), subject to such policies as the Trustees of the Trust may determine, the Manager will furnish continuously an investment program for the Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities. Subject to the control of the Trustees, the Manager also manages, supervises and conducts the other affairs and business of the Trust, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with the Manager. As indicated under "Portfolio Transactions - Brokerage and Research Services," the Fund's portfolio transactions may be placed with broker-dealers which furnish the Manager, at no cost, certain research, statistical and quotation services of value to the Manager in advising the Fund or its other clients.

         The Management Contract provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         Under the Management Contract, the Manager is compensated by the Fund at the annual rate of 0.75% of average daily net assets of the Fund's portfolio, subject to the Manager's agreement to reimburse the Fund for certain expenses, as described in the Prospectus. The Management Contract was approved by the Trustees of the Trust (including all of the Trustees who are not "interested persons" of the Manager) and by the Fund's sole shareholder in connection with the organization of the Trust and the establishment of the Fund. The Management Contract will continue in effect for a period more than two years from the date of its execution only so long as its continuance is approved at least annually by (i) the vote, cast in person at a meeting called for that purpose, of a majority (or one, if there is only one) of those Trustees who are not "interested persons" of the Manager or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the Fund. The Management Contract automatically terminates on assignment, and is terminable on not more than 60 days' notice by the Trust to the Manager. In addition, the Management Contract may be terminated on not more than 60 days' written notice by the Manager.

         In the last three fiscal years the Fund paid the following amount as a Management Fee to the Manager pursuant to the Management Contract:


                                                     Gross                    Reduction             Net
                                                     -----                    ---------             ---
Year Ended 2/28/02                                   $                    $                         $
Year Ended 2/28/01                                   $898,276                   $212,883            $685,393
Year Ended 2/29/00                                   $1,582,393                 $156,849            $1,425,544



         In the event that the Manager ceases to be the manager of the Fund, the right of the Trust to use the identifying name "GMO" may be withdrawn.

         Each of the Trust and the Manager has adopted a Code of Ethics pursuant to the requirement of the 1940 Act. Under the Code of Ethics, personnel are permitted to engage in personal securities transactions only in accordance with certain conditions relating to such persons' position, the identity of the security, the timing of the transaction and similar factors. Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions of the Code of Ethics. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.

         Custodial Arrangements. State Street Bank and Trust Company ("State Street Bank"), 225 Franklin Street, Boston, Massachusetts 02110, is the Fund's custodian. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, State Street Bank receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of the Fund on a daily basis.

         Independent Accountants. The Trust's independent accountants are PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110. PricewaterhouseCoopers LLP conducts an annual audit of the Trust's financial statements, assists in the preparation of the Trust's federal and state income tax returns, consults with the Trust as to matters of accounting and federal and state income taxation and provides assistance in connection with the preparation of various Securities and Exchange Commission filings.

         Distributor. Funds Distributor, Inc. ("FDI"), 60 State Street, Boston, Massachusetts 02109, serves as the Trust's distributor on behalf of the Funds. GMO has undertaken to reimburse the Trust for any fees that the Trust is obligated to pay FDI.


         Counsel. Ropes & Gray, One International Place, Boston, Massachusetts 02110, serves as counsel to the Trust.


                             PORTFOLIO TRANSACTIONS

         The purchase and sale of portfolio securities for the Fund and for the other investment advisory clients of the Manager are made by the Manager with a view to achieving their respective investment objectives. For example, a particular security may be bought or sold for certain clients of the Manager even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, therefore, one client may sell indirectly a particular security to another client. It also happens that two or more clients may simultaneously buy or sell the same security, in which event purchases or sales are effected on a pro rata, rotating or other equitable basis so as to avoid any one account being preferred over any other account.

         Brokerage and Research Services. In placing orders for the portfolio transactions of the Fund, the Manager will seek the best price and execution available, except to the extent it may be permitted to pay higher brokerage commissions for brokerage and research services as described below. The determination of what may constitute best price and execution by a broker-dealer in effecting a securities transaction involves a number of considerations, including without limitation, the overall net economic result to the Fund (involving price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Because of such factors, a broker-dealer effecting a transaction may be paid a commission higher than that charged by another broker-dealer. Most of the foregoing are subjective considerations.

         Over-the-counter transactions often involve dealers acting for their own account. It is the Manager's policy to place over-the-counter market orders for the Fund with primary market makers unless better prices or executions are available elsewhere.

         Although the Manager does not consider the receipt of research services as a factor in selecting brokers to effect portfolio transactions for the Fund, the Manager will receive such services from brokers who are expected to handle a substantial amount of the Fund's portfolio transactions. Research services may include a wide variety of analyses, reviews and reports on such matters as economic and political developments, industries, companies, securities and portfolio strategy. The Manager uses such research in servicing other clients as well as the Fund.

         As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act") and subject to such policies as the Trustees of the Trust may determine, the Manager may pay an unaffiliated broker or dealer that provides "brokerage and research services" (as defined in the 1934 Act) to the Manager an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction.

         The Fund may, under some circumstances, accept securities in lieu of cash as payment for Fund shares. The Manager will not approve the acceptance of securities in exchange for Fund shares unless (1) the Manager, in its sole discretion, believes the securities are appropriate investments for the Fund;
(2) the investor represents and agrees that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; (3) the securities may be acquired under the investment restrictions applicable to the Fund; and (4) the securities are listed on the New York Stock Exchange, American Stock Exchange or National Association of Securities Dealers Automated Quotation System (NASDAQ). For federal income tax purposes, an exchange of securities for Fund shares is treated as a sale of the exchanged securities and generally results in a capital gain or loss. Investors interested in purchases through exchange should telephone the Manager at (617) 346-7600.

         During the last three fiscal years, the Trust paid, on behalf of the Fund, the following amounts in brokerage commissions:


                  March 1, 1999                      March 1, 2000                       March 1, 2001
                    Through                             Through                            Through
                  February 29, 2000                  February 28, 2001                  February 28, 2002
                  -----------------                  -----------------                  -----------------
                  $  370,323                         $  207,473                         $


                              REDEMPTION OF SHARES

         The right of redemption is generally described in the Prospectus. The Trust may suspend the right of redemption during any period when (a) the New York Stock Exchange is closed for other than weekends or holidays or trading thereon is restricted under conditions set forth by the Securities and Exchange Commission ("SEC"); (b) the SEC has by order permitted such suspension; or (c) an emergency as defined by the rules of the SEC exists making disposal of portfolio securities or valuation of the net assets of the Fund not reasonably practicable.

                           SYSTEMATIC WITHDRAWAL PLANS

         Eligible shareholders who wish to receive a fixed amount periodically may elect to participate in a Systematic Withdrawal Plan. A shareholder whose account in the Fund contains shares worth $5,000 or more may elect to receive automatic payments of $100 or more each quarter. A shareholder whose account in the Fund contains at least $10,000 worth of shares may elect to receive monthly payments of $100 or more.

         Amounts paid under the plan are derived from the proceeds of redemption of shares held in the shareholder's account. Under the plan, all dividends and capital gains distributions must be reinvested in shares of the Fund. All shares obtained through reinvestment and all shares held under the plan must remain on deposit with the Fund. If redemptions for these periodic payments exceed distributions reinvested in an account, such redemptions will reduce or possibly exhaust the number of shares in the account. The minimum withdrawal amounts have been established for administrative convenience and should not be considered as recommended for all investors. For tax purposes, shareholders may realize a capital gain or loss on each payment.

         The plan is administered by the Trust without separate charge to the participating shareholders and may be terminated at any time by a shareholder or the Trust.

                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

         The Trust is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust ("Declaration of Trust") dated June 24, 1985. A copy of the Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts. The Fund commenced operations on May 31, 1989. The fiscal year for the Fund ends on the last day of February.


         Pursuant to the Declaration of Trust, the Trustees have currently authorized the issuance of an unlimited number of full and fractional shares of thirty-nine series: U.S. Core Fund; Tobacco-Free Core Fund; Value Fund; Intrinsic Value Fund; Growth Fund; Small Cap Value Fund; Small Cap Growth Fund; REIT Fund; Tax-Managed U.S. Equities Fund; Tax-Managed Small Companies Fund; International Disciplined Equity Fund; International Intrinsic Value Fund; International Growth Fund; Currency Hedged International Equity Fund; Foreign Fund; Foreign Small Companies Fund; International Small Companies Fund; Emerging Markets Fund; Emerging Countries Fund; Asia Fund; Tax-Managed International Equities Fund; Domestic Bond Fund; U.S. Core Plus Bond Fund; International Bond Fund; Currency Hedged International Bond Fund; Global Bond Fund; Emerging Country Debt Fund; Short-Term Income Fund; Global Hedged Equity Fund; Inflation Indexed Bond Fund; Emerging Country Debt Share Fund; International Equity Allocation Fund; World Equity Allocation Fund; Global (U.S.+) Equity Allocation Fund; Global Balanced Allocation Fund; U.S. Sector Fund; GMO Pelican Fund; Alpha LIBOR Fund; and International Core Plus Allocation Fund. The Trustees have further authorized the issuance of up to nine classes of shares of the foregoing series, Class I, Class II, Class III, Class IV, Class V, Class VI, Class VII, Class VIII and Class M Shares. Interests in each portfolio are represented by shares of the corresponding series. Each share of each series represents an equal proportionate interest, together with each other share, in the corresponding series. The shares of such series do not have any preemptive rights. Upon liquidation of a series, shareholders of the corresponding series are entitled to share pro rata in the net assets of the series available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses, but there is no present intention to make such charges.

         The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series of shares with such dividend preferences and other rights as the Trustees may designate. While the Trustees have no current intention to exercise this power, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently. The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios. Shareholders' investments in such a portfolio would be evidenced by a separate series of shares.

         The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust. While the Declaration of Trust further provides that the Trustees may also terminate the Trust upon written notice to the shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.


         The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding shares of the Fund as of June __, 2002:



         Name                                     Address                                        % Ownership
         ----                                     -------                                        -----------





         As depicted in the above chart, certain shareholder(s) may hold greater than 25% of the outstanding shares of the GMO Pelican Fund. As a result, such shareholders could be deemed to "control" the Fund as such term is defined in the 1940 Act.


                                  VOTING RIGHTS

         Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided herein) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders vote by individual Fund on all matters except (i) when required by the 1940 Act, shares shall be voted in the aggregate and not by individual Fund and (ii) when the Trustees have determined that the matter affects only the interests of one or more Funds, then only shareholders of such affected Funds shall be entitled to vote thereon. Shareholders of one Fund shall not be entitled to vote on matters exclusively affecting another Fund, such matters including, without limitation, the adoption of or change in the investment objectives, policies or restrictions of the other Fund and the approval of the investment advisory contracts of the other Fund.

         There will normally be no meetings of shareholders for the purpose of electing Trustees except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

         No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate or modify new and existing series or sub-series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

                        SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of the relevant Fund for all loss and expense of any shareholder of that Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund of which he is or was a shareholder would be unable to meet its obligations.

         The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The By-laws of the Trust provide for indemnification by the Trust of the Trustees and the officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or the Trust shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                   COMMERCIAL PAPER AND CORPORATE DEBT RATINGS

COMMERCIAL PAPER RATINGS

         Commercial paper ratings of Standard & Poor's are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Commercial paper rated A-2 by Standard & Poor's indicates that capacity for timely payment on issues is strong. However, the relative degree of safety is not as high as for issues designated A-1. Commercial paper rated A-3 indicates capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of Prime-1 rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained. Issuers rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement of relatively high financial leverage. Adequate alternative liquidity is maintained.

CORPORATE DEBT RATINGS

         STANDARD & POOR'S. A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The following is a summary of the ratings used by Standard & Poor's for corporate debt:

AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC -- Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C -- The rating C is reserved for income bonds on which no interest is being paid.

D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): the ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         MOODY'S. The following is a summary of the ratings used by Moody's Investor Services, Inc. for corporate debt:

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

         1.       An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

         3. There is lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1 and B1.

                              FINANCIAL STATEMENTS


         The report of PricewaterhouseCoopers LLP and the Fund's audited Financial Statements for the year ended February 28, 2002 are incorporated by reference to the Fund's Annual Report filed with the Securities and Exchange Commission pursuant to Section 30(d) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.


                             SPECIMEN PRICE MAKE-UP


         Following is a computation of the total offering price per share for the Fund based upon its net asset value and shares of beneficial interest outstanding at the close of business on February 28, 2002:



         Net Assets at Value (Equivalent to $_____
           per share based on ___________ shares) ......................................  $_____
         Offering Price.................................................................  $_____

                                    GMO TRUST

             SUPPLEMENT TO GMO TRUST PROSPECTUS DATED JUNE 30, 2002

GMO International Core Plus Allocation Fund

         In addition to those Funds identified in the Trust's Prospectus dated June 30, 2002, the Trust is also authorized to issue shares of an additional series, the GMO International Core Plus Allocation Fund ("ICPA"). A Post-Effective Amendment to the Trust's registration statement relating to the creation of ICPA was initially filed with the Securities and Exchange Commission on December 5, 1997, and became effective on February 18, 1998. The ICPA has not yet commenced operations.

         ICPA is a "fund of funds" that will invest primarily in other Funds of the Trust ("underlying Funds"). ICPA will be managed by Grantham, Mayo, Van Otterloo & Co. LLC ("GMO"). Although GMO will not receive any fees for providing investment management services to ICPA, it will receive investment management fees from the underlying GMO Trust Funds in which ICPA invests. The fees and expenses associated with an investment in ICPA are as follows:



                         Purchase and
                        Redemption Fees
                    (fees paid directly to
      GMO            Fund at purchase or      Annual Operating Expenses
   Fund Name              redemption)         (expenses that are deducted from Fund assets)                         Examples
------------------- ------------------------ -------------------------------------------------------------- ----------------------
                    Cash         Redemption   Inv.       Share-  Other       Total       Expense  Net      You would   You would
                    Purchase     Fees (as     Mgmt.      holder  Expenses(3) Operating   Reim-    Expenses pay the     pay the
                    Premium      a            Fees       Service             Expenses(3) burse-   (3)      following   following
                    (as a        percentage   after      Fee(2)                          ment(3)           expenses    expenses
                    percentage   of amount    Fee                                                          on a        on the
                    of amount    redeemed(1)) Waiver(3)                                                    $10,000     same
                    invested(1))                                                                           investment  investment
                                                                                                           assuming    assuming no
                                                                                                           5% annual   redemption:
                                                                                                           return
                                                                                                           with
                                                                                                           redemption
                                                                                                           at the
                                                                                                           end of
                                                                                                           each time
                                                                                                           period:
------------------- ------------ ----------- --------- -------- ----------   -------     -----    ------   -----------  -----------
------------------- ------------ ----------- --------- -------- ----------   -------     -----    ------   ----- -----  ----- -----
ICPA FUND(6)                                                                                               1 Yr. 3 Yr.  1 Yr. 3 Yr.
------------------- ------------ ----------- --------- -------- ----------   -------     -----    ------   ----- -----  ----- -----
Class I             .65%(5)        .11%(5)     .00%(6)  .13%(6) .05%(4)(6)   .18%(6)     .05%     0.13%     $90   $120  $80   $110
------------------- ------------ ----------- --------- -------- ----------   -------     -----    ------   ----- -----  ----- -----
Class II            .65%(5)        .11%(5)     .00%(6)  .07%(6) .05%(4)(6)   .12%(6)     .05%     0.07%     $80   $100  $70   $90
------------------- ------------ ----------- --------- -------- ----------   -------     -----    ------   ----- -----  ----- -----
Class III           .65%(5)        .11%(5)     .00%(6)  .00%(6) .05%(4)(6)   .05%(6)     .05%     0.00%     $80   $80   $70   $70
------------------- ------------ ----------- --------- -------- ----------   -------     -----    ------   ----- -----  ----- -----


NOTES TO SCHEDULE OF FEES AND EXPENSES


1. Purchase premiums and redemption fees are paid to and retained by the Fund to allocate portfolio transaction costs caused by shareholder activity to the shareholder generating the activity. Purchase premiums apply only to cash purchases. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, the purchase premium or redemption fee charged by the Fund will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived if the Manager determines the Fund is either substantially overweighed or underweighted in cash so that a redemption or purchase will not require a securities transaction.

2. Shareholder Service Fee ("SSF") paid to GMO for providing client services and reporting services. The level of SSF is the sole economic distinction between the various classes of Fund shares. A lower SSF for larger investments reflects that the cost of servicing client accounts is lower for larger accounts when expressed as a percentage of the account.

3. The Manager has contractually agreed to reimburse ICPA for certain Fund expenses through June 30, 2003 to the extent that ICPA's total annual operating expenses (excluding Shareholder Service Fees, expenses indirectly incurred by investment in other Funds of the Trust, fees and expenses of the independent trustees, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) would otherwise exceed 0.00% of ICPA's average daily net assets.

4.       Based on estimated amounts for the Fund's first fiscal year.

5. ICPA invests in various other Funds with different levels of purchase premiums and redemption fees, which reflect the trading costs of different asset classes. Therefore, ICPA's purchase premium and redemption fee has been set as the weighted average of the premiums and fees, respectively, of the underlying Funds in which ICPA expects to invest. The amount of purchase premium and redemption fee for ICPA will be adjusted approximately annually based on underlying Funds owned by ICPA during the prior year. The Manager may, but is not obligated to, adjust the purchase premium and/or redemption fee for ICPA more frequently if the Manager believes in its discretion that circumstances warrant.

6. ICPA invests primarily in other Funds of the Trust (referred to here as "underlying Funds"). Therefore, in addition to the fees and expenses directly incurred by ICPA (which are shown in the Schedule of Fees and Expenses), ICPA will also incur fees and expenses indirectly as a shareholder of the underlying Funds. Because the underlying Funds have varied expense and fee levels and ICPA may own different proportions of underlying Funds at different times, the amount of fees and expenses indirectly incurred by ICPA will vary. The Manager believes that, under normal market conditions, the total amount of fees and expenses that will be indirectly incurred by ICPA because of investment in underlying Funds will fall within the ranges set forth below:



    FUND                                                 LOW               TYPICAL             HIGH
   ------                                               ------            ----------          -------
    ICPA                                                 .71%              .74%                .77%



         ICPA is a diversified portfolio that seeks high total return. The principal strategy ICPA will employ in pursuit of its objective will be to invest in Class III Shares of other Funds of the Trust, particularly the GMO International Intrinsic Value Fund and the GMO Emerging Countries Fund. The principal risks of an investment in ICPA include all of the principal risks of a direct investment in each underlying Fund in which ICPA invests. For a discussion of the principal risks of each underlying Fund, please see "Principal Risks" in the Trust's Prospectus.

                   MULTIPLE CLASSES - SUPPLEMENTAL INFORMATION

CLASS DESIGNATIONS

         In addition to the classes of shares identified in the Prospectus as being currently offered by each Fund of the Trust, each Fund of the Trust may also from time to time issue one or more of the following classes of shares:
Class I Shares, Class II Shares, Class III Shares, Class IV Shares, Class V Shares, Class VI Shares, Class VII Shares, Class VIII Shares and Class M Shares. Exhibit A to this Prospectus Supplement identifies the classes each Fund may offer. Each class of shares of a Fund will represent interests in the same portfolio of investments and, except as described herein, shall have the same rights and obligations as each other class of shares of such Fund. The sole economic difference among the various classes of shares is the level of Shareholder Service Fee that the classes bear for client and shareholder service, reporting and other support. The existence of multiple classes reflects the fact that, as the size of a client relationship increases, the cost to service that client decreases as a percentage of the assets in that account. Thus, the Shareholder Service Fee is lower for classes where eligibility criteria require greater total assets under GMO's management. Class M shares are subject to a Rule 12b-1 fee and an administration fee.

         Each class of shares that is not presently being offered shall be subject to such investment minimums and other eligibility requirements as shall be set forth in the Trust's prospectus or statement of additional information prior to the commencement of sale of such shares (the "Prospectus"). Each such class will bear the same purchase premium and redemption fees, if any, assessed by the class(es) of shares of the relevant Fund currently being offered.

CLASS ELIGIBILITY

         Class eligibility is generally dependent on the size of the client's total account under the management of Grantham, Mayo, Van Otterloo & Co. LLC, the Trust's investment adviser (referred to herein as "GMO," the "Manager" or the "Adviser"), as described from time to time in the Prospectus. Investors purchasing through third party intermediaries will be eligible to purchase Class M shares.

         Eligibility requirements for classes of shares currently offered by the Trust are set forth in the Prospectus. Eligibility requirements for classes of shares not currently being offered will be established and disclosed in the Prospectus prior to the offering of such shares. The Manager will make all determinations as to aggregation of client accounts for purposes of determining eligibility.

CLASS CHARACTERISTICS

         The sole difference among the various classes of shares is the level of shareholder service fee ("Shareholder Service Fee") borne by the class for client and shareholder service, reporting and other support provided to such class by GMO. The Shareholder Service Fee borne by each class of shares of each Fund is set forth in Exhibit A hereto. The expenses associated with an investment in any of the classes currently being offered by a Fund are described in detail in the Prospectus under "Fees and Expenses."

         Investors should be aware that, because of the different Shareholder Service Fee borne by each class of shares of a particular Fund, the net annual fund operating expenses associated with an investment in Class I Shares or Class II Shares of a Fund will typically be 0.13% higher and 0.07% higher, respectively, than an investment in Class III Shares of the same Fund. As a result, the total return earned by an investment in Class I or Class II Shares of a Fund will always be lower than the total return earned by Class III Shares of the same Fund. Similarly, an investor in Class IV, Class V, Class VI, Class VII and Class VIII Shares can expect to pay lower net annual fund operating expenses and earn correspondingly higher returns than an investor in Class III Shares of the same Fund over the same period.

         The multiple class structure reflects the fact that, as the size of the client relationship increases, the cost to service that relationship is expected to decrease as a percentage of the account. Thus, the Shareholder Service Fee is lower for classes for which eligibility criteria generally require greater assets under GMO's management.

         All classes of shares of a Fund bear the same level of purchase premium and/or redemption fee, if any.

CONVERSION AND EXCHANGE FEATURES

         Conversion and exchange features for classes of shares currently offered by the Trust are set forth in the Prospectus. Conversion and exchange features for classes of shares not currently being offered will be established and disclosed in the Prospectus prior to the offering of such shares.

EXHIBIT II - SERVICE FEE SCHEDULE

CLASS I SHARES


                            FUND                                                             SERVICE FEE
----------------------------------------------------------------                             ------------
GMO U.S. Core Fund                                                                               0.28%
GMO Tobacco-Free Core Fund                                                                       0.28%
GMO Value Fund                                                                                   0.28%
GMO Growth Fund                                                                                  0.28%
GMO U.S. Sector Fund                                                                             0.28%
GMO Small Cap Value Fund                                                                         0.28%
GMO Small Cap Growth Fund                                                                        0.28%
GMO REIT Fund                                                                                    0.28%
GMO International Intrinsic Value Fund                                                           0.28%
GMO Currency Hedged International Equity Fund                                                    0.28%
GMO Foreign Fund                                                                                 0.28%
GMO Core Plus Bond Fund                                                                          0.28%
GMO International Small Companies Fund                                                           0.28%
GMO Emerging Markets Fund                                                                        0.28%
GMO Domestic Bond Fund                                                                           0.28%
GMO Global Hedged Equity Fund                                                                    0.28%
GMO International Bond Fund                                                                      0.28%
GMO Currency Hedged International Bond Fund                                                      0.28%
GMO Global Bond Fund                                                                             0.28%
GMO Emerging Country Debt Fund                                                                   0.28%
GMO Inflation Indexed Bond Fund                                                                  0.28%
GMO Emerging Countries Fund                                                                      0.28%
GMO Asia Fund                                                                                    0.28%
GMO Tax-Managed U.S. Equities Fund                                                               0.28%
GMO Tax-Managed International Equities Fund                                                      0.28%
GMO International Equity Allocation Fund                                                         0.13%
GMO Global (U.S.+) Equity Allocation Fund                                                        0.13%


EXHIBIT II - SERVICE FEE SCHEDULE

CLASS I SHARES


                            FUND                                                             SERVICE FEE
----------------------------------------------------------------                             ------------

GMO World Equity Allocation Fund                                                                 0.13%
GMO Global Balanced Allocation Fund                                                              0.13%
GMO International Core Plus Allocation Fund                                                      0.13%


CLASS II SHARES


                            FUND                                                             SERVICE FEE
----------------------------------------------------------------                             ------------
GMO U.S. Core Fund                                                                               0.22%
GMO Tobacco-Free Core Fund                                                                       0.22%
GMO Value Fund                                                                                   0.22%
GMO Growth Fund                                                                                  0.22%
GMO U.S. Sector Fund                                                                             0.22%
GMO Small Cap Value Fund                                                                         0.22%
GMO Small Cap Growth Fund                                                                        0.22%
GMO REIT Fund                                                                                    0.22%
GMO International Growth Fund                                                                    0.22%
GMO International Intrinsic Value Fund                                                           0.22%
GMO International Disciplined Equity Fund                                                        0.22%
GMO Currency Hedged International Equity Fund                                                    0.22%
GMO Foreign Fund                                                                                 0.22%
GMO Core Plus Bond Fund                                                                          0.22%
GMO International Small Companies Fund                                                           0.22%
GMO Emerging Markets Fund                                                                        0.22%
GMO Domestic Bond Fund                                                                           0.22%
GMO Global Hedged Equity Fund                                                                    0.22%
GMO International Bond Fund                                                                      0.22%
GMO Currency Hedged International Bond Fund                                                      0.22%
GMO Global Bond Fund                                                                             0.22%
GMO Emerging Country Debt Fund                                                                   0.22%
GMO Inflation Indexed Bond Fund                                                                  0.22%

EXHIBIT II - SERVICE FEE SCHEDULE

CLASS II SHARES


                            FUND                                                             SERVICE FEE
----------------------------------------------------------------                             ------------
GMO Emerging Countries Fund                                                                      0.22%
GMO Asia Fund                                                                                    0.22%
GMO Tax-Managed U.S. Equities Fund                                                               0.22%
GMO Tax-Managed International Equities Fund                                                      0.22%
GMO International Equity Allocation Fund                                                         0.07%
GMO Global (U.S.+) Equity Allocation Fund                                                        0.07%
GMO World Equity Allocation Fund                                                                 0.07%
GMO Global Balanced Allocation Fund                                                              0.07%
GMO International Core Plus Allocation Fund                                                      0.07%


CLASS III SHARES


                            FUND                                                             SERVICE FEE
----------------------------------------------------------------                             ------------
GMO U.S. Core Fund                                                                               0.15%
GMO Tobacco-Free Core Fund                                                                       0.15%
GMO Value Fund                                                                                   0.15%
GMO Growth Fund                                                                                  0.15%
GMO U.S. Sector Fund                                                                             0.15%
GMO Small Cap Value Fund                                                                         0.15%
GMO Small Cap Growth Fund                                                                        0.15%
GMO REIT Fund                                                                                    0.15%
GMO International Disciplined Equity Fund                                                        0.15%
GMO International Intrinsic Value Fund                                                           0.15%
GMO International Growth Fund                                                                    0.15%
GMO Core Plus Bond Fund                                                                          0.15%
GMO International Small Companies Fund                                                           0.15%
GMO Emerging Markets Fund                                                                        0.15%
GMO Domestic Bond Fund                                                                           0.15%
GMO Short-Term Income Fund                                                                       0.15%
GMO Global Hedged Equity Fund                                                                    0.15%
GMO International Bond Fund                                                                      0.15%


EXHIBIT II - SERVICE FEE SCHEDULE

CLASS III SHARES


                            FUND                                                             SERVICE FEE
----------------------------------------------------------------                             ------------
GMO Currency Hedged International Bond Fund                                                      0.15%
GMO Global Bond Fund                                                                             0.15%
GMO Emerging Country Debt Fund                                                                   0.15%
GMO Emerging Countries Fund                                                                      0.15%
GMO Inflation Indexed Bond Fund                                                                  0.15%
GMO Asia Fund                                                                                    0.15%
GMO Tax-Managed U.S. Equities Fund                                                               0.15%
GMO Tax-Managed International Equities Fund                                                      0.15%
GMO International Equity Allocation Fund                                                         0.00%
GMO Global (U.S.+) Equity Allocation Fund                                                        0.00%
GMO World Equity Allocation Fund                                                                 0.00%
GMO Global Balanced Allocation Fund                                                              0.00%
GMO International Core Plus Allocation Fund                                                      0.00%
GMO Emerging Country Debt Share Fund                                                             0.00%


CLASS IV SHARES


                            FUND                                                             SERVICE FEE
----------------------------------------------------------------                             ------------
GMO U.S. Core Fund                                                                              0.105%
GMO Tax-Managed U.S. Equities Fund                                                              0.105%
GMO Tobacco-Free Core Fund                                                                       0.12%
GMO Value Fund                                                                                  0.095%
GMO Growth Fund                                                                                  0.12%
GMO U.S. Sector Fund                                                                             0.12%
GMO Small Cap Value Fund                                                                         0.12%
GMO Small Cap Growth Fund                                                                        0.12%
GMO REIT Fund                                                                                    0.12%
GMO International Disciplined Equity Fund                                                        0.09%
GMO International Intrinsic Value Fund                                                           0.09%
GMO International Growth Fund                                                                    0.09%
GMO Tax-Managed International Equities Fund                                                      0.09%


EXHIBIT II - SERVICE FEE SCHEDULE

CLASS IV SHARES


                            FUND                                                             SERVICE FEE
----------------------------------------------------------------                             ------------
GMO Currency Hedged International Equity Fund                                                    0.09%
GMO Foreign Fund                                                                                 0.09%
GMO International Small Companies Fund                                                           0.11%
GMO Emerging Markets Fund                                                                       0.105%
GMO Domestic Bond Fund                                                                           0.13%
GMO Core Plus Bond                                                                               0.13%
GMO International Bond Fund                                                                      0.13%
GMO Currency Hedged International Bond Fund                                                      0.13%
GMO Global Bond Fund                                                                             0.13%
GMO Emerging Country Debt Fund                                                                   0.10%
GMO Global Hedged Equity Fund                                                                    0.13%
GMO Inflation Indexed Bond Fund                                                                  0.13%
GMO Emerging Countries Fund                                                                      0.10%
GMO Asia Fund                                                                                   0.105%


CLASS V SHARES


                            FUND                                                             SERVICE FEE
----------------------------------------------------------------                             ------------
GMO U.S. Core Fund                                                                               0.09%
GMO Tobacco-Free Core Fund                                                                       0.09%
GMO Value Fund                                                                                   0.09%
GMO Growth Fund                                                                                  0.09%
GMO U.S. Sector  Fund                                                                            0.09%
GMO Small Cap Value Fund                                                                         0.09%
GMO Small Cap Growth Fund                                                                        0.09%
GMO REIT Fund                                                                                    0.09%
GMO International Intrinsic Value Fund                                                           0.07%
GMO Currency Hedged International Equity Fund                                                    0.07%
GMO Foreign Fund                                                                                 0.10%
GMO International Small Companies Fund                                                           0.07%
GMO Emerging Markets Fund                                                                        0.05%

EXHIBIT II - SERVICE FEE SCHEDULE

CLASS V SHARES


                            FUND                                                             SERVICE FEE
----------------------------------------------------------------                             ------------
GMO Domestic Bond Fund                                                                           0.12%
GMO Core Plus Bond Fund                                                                          0.12%
GMO International Bond Fund                                                                      0.12%
GMO Currency Hedged International Bond Fund                                                      0.12%
GMO Global Bond Fund                                                                             0.12%
GMO Emerging Country Debt Fund                                                                   0.12%
GMO Global Hedged Equity Fund                                                                    0.12%
GMO Inflation Indexed Bond Fund                                                                  0.12%
GMO Emerging Countries Fund                                                                      0.05%


CLASS VI SHARES


                            FUND                                                             SERVICE FEE
----------------------------------------------------------------                             ------------
GMO U.S. Core Fund                                                                               0.07%
GMO Tobacco-Free Core Fund                                                                       0.07%
GMO Value Fund                                                                                   0.07%
GMO Growth Fund                                                                                  0.07%
GMO U.S. Sector Fund                                                                             0.07%
GMO Small Cap Value Fund                                                                         0.07%
GMO Small Cap Growth Fund                                                                        0.07%
GMO REIT Fund                                                                                    0.07%
GMO International Intrinsic Value Fund                                                           0.04%
GMO Currency Hedged International Equity Fund                                                    0.04%
GMO Foreign Fund                                                                                 0.08%
GMO International Small Companies Fund                                                           0.04%
GMO Emerging Markets Fund                                                                        0.02%
GMO Domestic Bond Fund                                                                           0.10%
GMO Core Plus Bond Fund                                                                          0.10%
GMO International Bond Fund                                                                      0.10%
GMO Currency Hedged International Bond Fund                                                      0.10%
GMO Global Bond Fund                                                                             0.10%

EXHIBIT II - SERVICE FEE SCHEDULE


CLASS VI SHARES


                            FUND                                                             SERVICE FEE
----------------------------------------------------------------                             ------------
GMO Emerging Country Debt Fund                                                                   0.10%
GMO Global Hedged Equity Fund                                                                    0.10%
GMO Inflation Indexed Bond Fund                                                                  0.10%
GMO Emerging Countries Fund                                                                      0.02%


CLASS VII SHARES


                            FUND                                                             SERVICE FEE
----------------------------------------------------------------                             ------------
GMO Core Plus Bond Fund                                                                          0.06%
GMO International Bond Fund                                                                      0.06%
GMO Currency Hedged International Bond Fund                                                      0.06%
GMO Global Bond Fund                                                                             0.06%


CLASS VIII SHARES


                            FUND                                                             SERVICE FEE
----------------------------------------------------------------                             ------------
GMO Core Plus Bond Fund                                                                          0.01%
GMO International Bond Fund                                                                      0.01%
GMO Currency Hedged International Bond Fund                                                      0.01%
GMO Global Bond Fund                                                                             0.01%

                                    GMO TRUST

                            PART C. OTHER INFORMATION

Item 23.  Exhibits

         (a)      Amended and Restated Agreement and Declaration of Trust.(1)

         (b)      Amended and Restated By-laws of the Trust.(1)

         (c) Please refer to Article 5 of the Trust's Amended and Restated Declaration of Trust, which is hereby incorporated by reference.

         (d) Form of Management Contracts between the Trust, on behalf of each of its GMO U.S. Core Fund (formerly "GMO Core Fund"), GMO Tobacco-Free Core Fund, GMO Value Fund (formerly "GMO Value Allocation Fund"), GMO Growth Fund (formerly "GMO Growth Allocation Fund"), GMO Small Cap Value Fund (formerly "GMO Core II Secondaries Fund"), GMO Small Cap Growth Fund, GMO REIT Fund, GMO International Disciplined Equity Fund, GMO International Intrinsic Value Fund (formerly "GMO International Core Fund"), GMO International Growth Fund, GMO Currency Hedged International Equity Fund (formerly "GMO Currency Hedged International Core Fund"), GMO Foreign Fund, GMO Foreign Small Companies Fund, GMO International Small Companies Fund, GMO Emerging Markets Fund, GMO Emerging Countries Fund (formerly "GMO Evolving Countries Fund"), GMO Asia Fund, GMO Global Hedged Equity Fund, GMO Domestic Bond Fund, GMO Core Plus Bond Fund (formerly "GMO U.S. Bond/Global Alpha A Fund" and "GMO Global Fund"), GMO International Bond Fund, GMO Currency Hedged International Bond Fund (formerly "GMO SAF Core Fund"), GMO Global Bond Fund, GMO Emerging Country Debt Fund, GMO Short-Term Income Fund, GMO Inflation Indexed Bond Fund, GMO Intrinsic Value Fund; GMO Tax-Managed Small Companies Fund (formerly "GMO U.S. Small Cap Fund"); GMO International Equity Allocation Fund, GMO World Equity Allocation Fund, GMO Global (U.S.+) Equity Allocation Fund, GMO Global Balanced Allocation Fund, GMO U.S. Sector Fund (formerly "GMO U.S. Sector Allocation Fund"), GMO International Core Plus Allocation Fund, GMO Pelican Fund (formerly "Pelican Fund"), GMO Tax-Managed U.S. Equities Fund, GMO Alpha LIBOR Fund, GMO Tax-Managed International Equities Fund and GMO Emerging Country Debt Share Fund, and Grantham, Mayo, Van Otterloo & Co. ("GMO").(1)

         (e) Distribution Agreement between the Trust on behalf of each of GMO U.S. Core Fund (formerly "GMO Core Fund"), GMO Tobacco-Free Core Fund, GMO Value Fund (formerly "GMO Value Allocation Fund"), GMO Growth Fund (formerly "GMO Growth Allocation Fund"), GMO Small Cap Value Fund (formerly "GMO

-----------------
(1) Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

                  Core II Secondaries Fund"), GMO Small Cap Growth Fund, GMO REIT Fund, GMO International Disciplined Equity Fund, GMO International Intrinsic Value Fund (formerly "GMO International Core Fund"), GMO International Growth Fund, GMO Currency Hedged International Equity Fund (formerly "GMO Currency Hedged International Core Fund"), GMO Foreign Fund, GMO Foreign Small Companies Fund, GMO International Small Companies Fund, GMO Emerging Markets Fund, GMO Emerging Countries Fund (formerly "GMO Evolving Countries Fund"), GMO Asia Fund, GMO Global Hedged Equity Fund, GMO Domestic Bond Fund, GMO Core Plus Bond Fund (formerly "GMO U.S. Bond/Global Alpha A Fund" and "GMO Global Fund"), GMO International Bond Fund, GMO Currency Hedged International Bond Fund (formerly "GMO SAF Core Fund"), GMO Global Bond Fund, GMO Emerging Country Debt Fund, GMO Short-Term Income Fund, GMO Inflation Indexed Bond Fund, GMO Intrinsic Value Fund; GMO Tax-Managed Small Companies Fund (formerly "GMO U.S. Small Cap Fund"); GMO International Equity Allocation Fund, GMO World Equity Allocation Fund, GMO Global (U.S.+) Equity Allocation Fund, GMO Global Balanced Allocation Fund, GMO U.S. Sector Fund (formerly "GMO U.S. Sector Allocation Fund"), GMO International Core Plus Allocation Fund, GMO Pelican Fund (formerly "Pelican Fund"), GMO Tax-Managed U.S. Equities Fund, GMO Alpha LIBOR Fund, GMO Tax-Managed International Equities Fund and GMO Emerging Country Debt Share Fund, and Funds Distributor, Inc.(1)

         (f)      None.

         (g) 1. Custodian Agreement (the "IBT Custodian Agreement") among the Trust, on behalf of certain Funds, GMO and Investors Bank & Trust Company ("IBT");(1)

                  2. Form of Custodian Agreement (the "BBH Custodian Agreement") between the Trust, on behalf of certain Funds, and Brown Brothers Harriman & Co. ("BBH") - Exhibit 1;

                  3. Form of Custodian Agreement (the "SSB Custodian Agreement") between the Trust, on behalf of its GMO Pelican Fund (formerly "Pelican Fund"), and State Street Bank and Trust Company ("SSB") - Exhibit 2;

                  4. Forms of Letter Agreements with respect to the IBT Custodian Agreement among the Trust, on behalf of certain Funds, GMO and IBT;(1)

                  5. Forms of Letter Agreements with respect to the BBH Custodian Agreement among the Trust, on behalf of certain Funds, GMO and BBH;(1)

                  6. Form of Accounting Agency Agreement between the Trust, on behalf of certain Funds, and BBH - Exhibit 3;

-----------------
(1) Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

                  7. Form of 17f-5 Delegation Schedule between the Trust, on behalf of certain Funds, and BBH - Exhibit 4; and

                  8. Form of Amended and Restated Delegation Agreement between IBT and the Trust, on behalf of certain Funds of the Trust. -
                  Exhibit 5

         (h) 1. Transfer Agency Agreement among the Trust, on behalf of certain Funds, GMO and IBT;(1)

                  2. Forms of Letter Agreements to the Transfer Agency Agreement among the Trust, on behalf of certain Funds, GMO and IBT;(1)

                  3. Form of Notification of Obligation to Reimburse Certain Fund Expenses by GMO to the Trust;(1) and

                  4. Form of Amended and Restated Servicing Agreement between the Trust, on behalf of certain Funds, and GMO.(1)

         (i)      Form of Opinion and Consent of Ropes & Gray.(1)

         (j)      None.

         (k)      Financial Statements - Not applicable.

         (l)      None.

         (m) 1. Form of GMO Trust Amended and Restated Distribution and Service Plan (Class M);(1)

                  2. Form of Amended and Restated Administration Agreement;(1) and

                  3. Form of Service Agreement between American Express Financial Advisors Inc. and the Trust, on behalf of certain Funds;(1)

                  4. Form of Services Agreement between the Fidelity Brokerage Services LLC and National Financial Services LLC (together "Fidelity"), and the Trust, on behalf of certain Funds -
                  Exhibit 6;

                  5. Form of Funds Trading Agreement between Fidelity Investments Institutional Operations Company, Inc., IBT, BBH, GMO, and the Trust, on behalf of certain Funds - Exhibit 7; and

                  6. Form of First Amendment to the Funds Trading Agreement between Fidelity Investments Institutional Operations Company, Inc., IBT, BBH, GMO, and the Trust, on behalf of certain Funds. - Exhibit 8


-----------------
(1) Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

         (n) Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, effective June 1, 1996 as amended and restated March 12, 2001.(1)

         (o)      Reserved.

         (p) Code of Ethics adopted by the Trust, GMO, Dancing Elephant, Ltd., GMO Australia Ltd., GMO Australia LLC, GMO Renewable Resources LLC, GMO Woolley Ltd.(1)

Item 24.    Persons Controlled by or Under Common Control with Registrant

         None.

Item 25.    Indemnification

         See Item 27 of Pre-Effective Amendment No. 1 which is hereby incorporated by reference.

Item 26.    Business and Other Connections of Investment Adviser

         See Item 28 of Pre-Effective Amendment No. 1 which is hereby incorporated by reference.

Item 27.    Principal Underwriters

Item 27(a). Funds Distributor, Inc. ("FDI" or the "Distributor") acts as principal underwriter for the following other investment companies:

            LaSalle Partners Funds, Inc.
            LMCG Funds
            Merrimac Series
            Monetta Fund, Inc.
            Monetta Trust
            The Montgomery Funds I
            The Montgomery Funds II
            The Munder Framlington Funds Trust
            The Munder Funds Trust
            The Munder Funds, Inc.
            National Investors Cash Management Fund, Inc.
            The Saratoga Advantage Trust
            Skyline Funds
            St. Clair Funds, Inc.
            TD Waterhouse Family of Funds, Inc.
            TD Waterhouse Trust

-----------------
(1) Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

            UAM Funds, Inc.
            UAM Funds, Inc. II
            UAM Funds Trust

            FDI is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. FDI is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. FDI is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

Item 27(b). Information about Directors and Officers of FDI is as follows:


Director or Officer                         Positions and Offices with FDI
-------------------                         ------------------------------
Lynn J. Mangum                              Director

William J. Tomko                            President

Kevin J. Dell                               Secretary

Edward S. Forman                            Assistant Secretary

Dennis R. Sheehan                           Director/Treasurer

Donald W. Blodgett, Jr.                     Financial Operations Officer

Charles L. Booth                            Vice President/
                                            Assistant Compliance Officer

Richard F. Froio                            Chief Compliance Officer/
                                            Executive Representative
                                            Supervising Principal

The above FDI directors and officers do not have positions or offices with the Trust.

Item 27(c). Other Compensation received from the certain funds of the Trust during the last fiscal year by FDI:

                                                           Class M Shares*
GMO Fund Name*                                       Distribution (12b-1) Fees**
-------------                                        -------------------------
U.S. Core Fund                                                ***
Tobacco-Free Core Fund                                        ***
Value Fund                                                    ***
Intrinsic Value Fund                                          ***
Growth Fund                                                   ***
REIT Fund                                                     ***


-----------------
(1) Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

                                                           Class M Shares*
GMO Fund Name*                                       Distribution (12b-1) Fees**
-------------                                        -------------------------
International Disciplined Equity Fund                         ***
International Intrinsic Value Fund                            ***
International Growth Fund                                     ***
Currency Hedged International Equity Fund                     ***
Foreign Fund                                                  ***
Emerging Countries Fund                                       ***
Domestic Bond Fund                                            ***
Core Plus Bond Fund                                           ***
International Bond Fund                                       ***
Currency Hedged International Bond Fund                       ***
Global Bond Fund                                              ***
Short-Term Income Fund                                        ***
Global Hedged Equity Fund                                     ***
Inflation Indexed Bond Fund                                   ***
Emerging Country Debt Share Fund                              ***
International Equity Allocation Fund                          ***
World Equity Allocation Fund                                  ***
Global (U.S.+) Equity Allocation Fund                         ***
Global Balanced Allocation Fund                               ***
U.S. Sector Fund                                              ***

* Other classes of the GMO Funds do not pay distribution (12b-1) fees or any other type of commission or compensation to FDI.

** The Class M Shares distribution (12b-1) fees constitute payments for services rendered and expenses borne by FDI, which are primarily intended to result in the sale of Class M shares and/or the provision of certain other services incidental thereto.

***  To be filed.

Item 28. Location of Accounts and Records

         See Item 30 of Pre-Effective Amendment No. 1 which is hereby incorporated by reference.

Item 29. Management Services

         Not Applicable.

Item 30. Undertakings

         None.

-----------------
(1) Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940 (the "1940 Act"), the Registrant, GMO Trust, has duly caused this Post-Effective Amendment No. 64 under the Securities Act and Post-Effective Amendment No. 77 under the 1940 Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 1st day of May, 2002.

                                    GMO Trust

                                    By:  R. JEREMY GRANTHAM*
                                         ------------------------------------
                                         R. Jeremy Grantham
                                         Title:  President - Quantitative;
                                         Principal Executive Officer; Trustee

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 64 to the Trust's Registration Statement under the Securities Act has been signed below by the following persons in the capacities and on the dates indicated.



Signatures                                     Title                                                Date
---------------                                ------                                               ------

R. JEREMY GRANTHAM*                            President - Quantitative; Principal                   May 1, 2002
-------------------                            Executive Officer; Trustee
R. Jeremy Grantham

SUSAN RANDALL HARBERT*                         Chief Financial Officer and Treasurer;                May 1, 2002
----------------------                         Principal Financial and Accounting Officer
Susan Randall Harbert

JAY O. LIGHT*                                  Trustee                                               May 1, 2002
-------------
Jay O. Light

DONALD W. GLAZER*                              Trustee                                               May 1, 2002
-----------------
Donald W. Glazer


                                   *By:  /S/ Elaine M. Hartnett
                                         ------------------------------------
                                         Elaine M. Hartnett
                                         Attorney-in-Fact

                                POWER OF ATTORNEY

         I, the undersigned trustee of GMO Trust, a Massachusetts business trust, hereby constitute and appoint each of Elaine M. Hartnett, Susan Randall Harbert and William R. Royer, singly, my true and lawful attorney, with full power to him or her to sign for me, and in my name and in the capacity indicated below, any and all amendments to the Registration Statement filed with the Securities and Exchange Commission for the purpose of registering shares of beneficial interest of GMO Trust, hereby ratifying and confirming my signature as it may be signed by my said attorney on said Registration Statement.

         Witness my hand and common seal on the date set forth below.

                  (Seal)



Signature                           Title                     Date
-------------                       -----                     -----

/S/ Jay O. Light                    Trustee                   December 11, 2000
------------------
Jay O. Light


                                POWER OF ATTORNEY

         I, the undersigned trustee of GMO Trust, a Massachusetts business trust, hereby constitute and appoint each of Elaine M. Hartnett, Susan Randall Harbert and William R. Royer, singly, my true and lawful attorney, with full power to him or her to sign for me, and in my name and in the capacity indicated below, any and all amendments to the Registration Statement filed with the Securities and Exchange Commission for the purpose of registering shares of beneficial interest of GMO Trust, hereby ratifying and confirming my signature as it may be signed by my said attorney on said Registration Statement.

         Witness my hand and common seal on the date set forth below.

                  (Seal)



Signature                           Title                     Date
-----------                         ------                    ------

/S/ R. Jeremy Grantham              Trustee                   December 11, 2000
----------------------
R. Jeremy Grantham


                                POWER OF ATTORNEY

         I, the undersigned trustee of GMO Trust, a Massachusetts business trust, hereby constitute and appoint each of Elaine M. Hartnett, Susan Randall Harbert and William R. Royer, singly, my true and lawful attorney, with full power to him or her to sign for me, and in my name and in the capacity indicated below, any and all amendments to the Registration Statement filed with the Securities and Exchange Commission for the purpose of registering shares of beneficial interest of GMO Trust, hereby ratifying and confirming my signature as it may be signed by my said attorney on said Registration Statement.

         Witness my hand and common seal on the date set forth below.

                  (Seal)


Signature                           Title                     Date
-----------                         -------                   --------

/S/ Donald W. Glazer                Trustee                   December 11, 2000
---------------------------
Donald W. Glazer


                                POWER OF ATTORNEY

      I, the undersigned officer of GMO Trust, a Massachusetts business trust, hereby constitute and appoint each of Elaine M. Hartnett and William R. Royer, singly, my true and lawful attorney, with full power to him or her to sign for me, and in my name and in the capacity indicated below, any and all amendments to the Registration Statement filed with the Securities and Exchange Commission for the purpose of registering shares of beneficial interest of GMO Trust, hereby ratifying and confirming my signature as it may be signed by my said attorney on said Registration Statement.

      Witness my hand and common seal on the date set forth below.

                       (Seal)


Signature                                         Title                                       Date
----------                                        -------                                     ------

/S/ Susan Randall Harbert                         Chief Financial Officer and                 May 2, 2001
-------------------------                         Treasurer; Principal Financial
Susan Randall Harbert                             and Accounting Officer


                                  EXHIBIT INDEX

                                    GMO TRUST


Exhibit No.                Title of Exhibit
------------               -----------------
     1                     Form of BBH Custodian Agreement between the Trust, on behalf of certain Funds, and BBH.

     2                     Form of SSB Custodian Agreement between the Trust, on behalf of its Pelican Fund, and SSB.

     3                     Form of Accounting Agency Agreement between the Trust, on behalf of certain Funds, and BBH.

     4                     Form of 17f-5 Delegation Schedule between the Trust, on behalf of certain Funds, and BBH.

     5                     Form of Amended and Restated Delegation Agreement between IBT and the Trust, on behalf of certain Funds.

     6                     Form of Services Agreement between the Fidelity Brokerage Services and National Financial Services LLC
                           (together "Fidelity"), and the Trust, on behalf of certain Funds.

     7                     Form of Funds Trading Agreement between Fidelity Investments Institutional Operations Company,
                           Inc., IBT, BBH, GMO, and the Trust, on behalf of certain Funds.

     8                     Form of First Amendment to the Funds Trading Agreement between Fidelity Investments
                           Institutional Operations Company, Inc., IBT, BBH, GMO, and the Trust, on behalf of certain Funds.


                                      -12-